Seasons Series Trust SA Allocation Balanced Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Fixed Income Investment Companies — 56.4%
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	779,796	$ 6,620,467
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	3,079,903	30,429,439
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	1,298,026	14,862,398
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,579,916	14,724,815
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	621,881	6,162,842
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	4,234,079	33,872,636
SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio, Class 1	167,959	1,807,245
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,513,094	7,822,695
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	1,464,857	18,779,465
Total Domestic Fixed Income Investment Companies (cost $149,530,071)		135,082,002
Domestic Equity Investment Companies — 34.6%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	123,595	2,322,351
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	240,432	3,366,052
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	220,694	2,646,116
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1†	76,776	1,161,624
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	71,993	1,212,358
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	129,106	1,486,012
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	73,630	1,526,349
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	100,764	6,239,312
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	75,864	995,334
SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	178,754	2,275,535
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	208,868	4,334,010
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	37,204	634,324
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	136,228	3,082,829
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	233,969	3,055,636
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1†	157,341	1,137,575
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	97,358	2,004,593
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	131,228	4,288,547
SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio, Class 1	141,642	3,277,602
Security Description	Shares or Principal Amount	Value

Domestic Equity Investment Companies (continued)
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1†	93,948	$ 1,821,649
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	253,796	7,349,942
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	266,069	10,493,774
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	347,840	6,521,992
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	267,638	4,496,325
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	108,256	2,299,357
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	64,253	990,780
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	60,038	791,900
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1†	64,753	2,936,558
Total Domestic Equity Investment Companies (cost $76,232,333)		82,748,436
International Equity Investment Companies — 8.8%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	655,039	5,528,525
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	36,340	517,839
SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio, Class 1	182,816	3,332,733
SunAmerica Series Trust SA International Index Portfolio, Class 1	292,360	3,748,061
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	104,352	825,426
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	316,732	3,056,465
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	127,478	1,698,008
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	216,021	2,458,321
Total International Equity Investment Companies (cost $21,540,558)		21,165,378
International Fixed Income Investment Companies — 0.3%
SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio, Class 1 (cost $618,704)	67,849	620,821
TOTAL INVESTMENTS (cost $247,921,666)	100.1%	239,616,637
Other assets less liabilities	(0.1)	(125,783)
NET ASSETS	100.0%	$239,490,854
#	The Seasons Series Trust SA Allocation Balanced Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus.
†	Non-income producing security
(1)	See Note 4.

Seasons Series Trust SA Allocation Balanced Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$239,616,637	$—	$—	$239,616,637
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

Seasons Series Trust SA Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 62.1%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	468,314	$ 8,799,627
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	928,319	12,996,472
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	795,273	9,535,318
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1†	312,811	4,732,829
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	268,848	4,527,397
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	444,342	5,114,374
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	318,146	6,595,163
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	322,238	19,952,980
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	162,126	2,127,098
SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	557,854	7,101,484
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	753,313	15,631,241
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	156,989	2,676,666
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	323,871	7,329,197
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	1,011,069	13,204,560
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1†	707,976	5,118,665
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	320,905	6,607,432
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	476,704	15,578,699
SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio, Class 1	608,879	14,089,466
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1†	287,692	5,578,339
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	874,512	25,325,866
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	956,842	37,737,835
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	1,076,021	20,175,391
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	1,049,541	17,632,295
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	290,348	6,166,990
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	236,948	3,653,743
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	264,620	3,490,338
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1†	232,194	10,529,984
Total Domestic Equity Investment Companies (cost $271,652,829)		292,009,449
International Equity Investment Companies — 20.0%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	2,826,527	23,855,885
Security Description	Shares or Principal Amount	Value

International Equity Investment Companies (continued)
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	281,012	$ 4,004,428
SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio, Class 1	849,716	15,490,322
SunAmerica Series Trust SA International Index Portfolio, Class 1	1,373,618	17,609,786
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	665,151	5,261,341
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	1,426,733	13,767,973
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	383,531	5,108,639
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	785,873	8,943,234
Total International Equity Investment Companies (cost $95,031,151)		94,041,608
Domestic Fixed Income Investment Companies — 17.7%
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	489,000	4,151,610
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	1,828,664	18,067,202
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	871,024	9,973,229
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,007,508	9,389,972
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	311,890	3,090,825
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	2,643,937	21,151,499
SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio, Class 1	87,320	939,564
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	986,909	5,102,320
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	908,587	11,648,089
Total Domestic Fixed Income Investment Companies (cost $89,983,387)		83,514,310
International Fixed Income Investment Companies — 0.2%
SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio, Class 1 (cost $1,135,399)	124,512	1,139,284
TOTAL INVESTMENTS (cost $457,802,766)	100.0%	470,704,651
Other assets less liabilities	(0.0)	(214,104)
NET ASSETS	100.0%	$470,490,547
#	The Seasons Series Trust SA Allocation Growth Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus.
†	Non-income producing security
(1)	See Note 4.

Seasons Series Trust SA Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$470,704,651	$—	$—	$470,704,651
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

Seasons Series Trust SA Allocation Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 52.0%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	396,714	$ 7,454,247
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	809,113	11,327,580
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	744,410	8,925,482
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1†	237,679	3,596,082
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	229,228	3,860,191
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	313,866	3,612,593
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	238,548	4,945,105
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	283,916	17,580,083
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	188,649	2,475,070
SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	496,960	6,326,305
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	658,445	13,662,729
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	146,790	2,502,765
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	312,066	7,062,058
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	859,289	11,222,313
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1†	549,758	3,974,748
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	304,266	6,264,844
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	398,818	13,033,384
SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio, Class 1	482,809	11,172,204
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1†	253,289	4,911,277
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	751,436	21,761,581
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	781,324	30,815,437
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	938,236	17,591,916
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	863,916	14,513,796
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	288,653	6,130,981
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	186,009	2,868,255
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	205,160	2,706,064
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1†	199,013	9,025,248
Total Domestic Equity Investment Companies (cost $226,422,326)		249,322,338
Domestic Fixed Income Investment Companies — 31.8%
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	900,535	7,645,540
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	3,426,642	$ 33,855,229
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	1,528,736	17,504,025
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,858,586	17,322,019
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	620,868	6,152,801
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	4,745,297	37,962,374
SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio, Class 1	222,360	2,392,599
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,722,822	8,906,990
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	1,627,877	20,869,381
Total Domestic Fixed Income Investment Companies (cost $169,519,493)		152,610,958
International Equity Investment Companies — 16.0%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	2,222,845	18,760,808
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	195,118	2,780,435
SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio, Class 1	681,975	12,432,406
SunAmerica Series Trust SA International Index Portfolio, Class 1	1,102,436	14,133,229
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	520,347	4,115,948
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	1,133,391	10,937,222
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	371,893	4,953,618
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	765,995	8,717,019
Total International Equity Investment Companies (cost $76,681,352)		76,830,685
International Fixed Income Investment Companies — 0.2%
SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio, Class 1 (cost $1,238,738)	135,844	1,242,977
TOTAL INVESTMENTS (cost $473,861,909)	100.0%	480,006,958
Other assets less liabilities	(0.0)	(217,828)
NET ASSETS	100.0%	$479,789,130
#	The Seasons Series Trust SA Allocation Moderate Growth Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus.
†	Non-income producing security
(1)	See Note 4.

Seasons Series Trust SA Allocation Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$480,006,958	$—	$—	$480,006,958
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

Seasons Series Trust SA Allocation Moderate Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Equity Investment Companies — 47.5%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	200,505	$ 3,767,489
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	405,827	5,681,578
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	343,939	4,123,832
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1†	105,890	1,602,114
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	113,334	1,908,550
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	208,196	2,396,338
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	116,381	2,412,576
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	140,466	8,697,624
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	106,934	1,402,973
SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	244,282	3,109,714
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	339,400	7,042,549
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	48,973	834,982
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	166,468	3,767,167
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	372,223	4,861,225
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1†	276,445	1,998,700
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	163,810	3,372,846
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	222,579	7,273,889
SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio, Class 1	249,262	5,767,932
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1†	136,910	2,654,694
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	450,270	13,039,807
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	373,353	14,725,028
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	548,377	10,282,062
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	462,543	7,770,728
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	167,711	3,562,190
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	104,442	1,610,499
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	96,641	1,274,695
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1†	101,155	4,587,391
Total Domestic Equity Investment Companies (cost $118,463,108)		129,529,172
Domestic Fixed Income Investment Companies — 41.2%
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	664,926	5,645,224
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	2,651,961	$ 26,201,375
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	1,091,547	12,498,217
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,360,369	12,678,635
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	459,673	4,555,360
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	3,366,247	26,929,971
SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio, Class 1	151,708	1,632,380
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,274,032	6,586,746
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	1,208,715	15,495,724
Total Domestic Fixed Income Investment Companies (cost $124,360,620)		112,223,632
International Equity Investment Companies — 11.1%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	941,279	7,944,396
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	60,651	864,275
SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio, Class 1	279,185	5,089,538
SunAmerica Series Trust SA International Index Portfolio, Class 1	388,097	4,975,403
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	195,656	1,547,640
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	464,036	4,477,951
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	150,851	2,009,331
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	285,663	3,250,842
Total International Equity Investment Companies (cost $30,698,252)		30,159,376
International Fixed Income Investment Companies — 0.3%
SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio, Class 1 (cost $722,043)	79,182	724,513
TOTAL INVESTMENTS (cost $274,244,023)	100.1%	272,636,693
Other assets less liabilities	(0.1)	(139,500)
NET ASSETS	100.0%	$272,497,193
#	The Seasons Series Trust SA Allocation Moderate Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus.
†	Non-income producing security
(1)	See Note 4.

Seasons Series Trust SA Allocation Moderate Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$272,636,693	$—	$—	$272,636,693
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

Seasons Series Trust SA American Century Inflation Protection Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 6.6%
Auto Manufacturers — 0.3%
Toyota Motor Credit Corp.
4.35%, 10/08/2027	$ 1,685,000	$ 1,673,207
Banks — 2.4%
Bank of America Corp.
5.47%, 01/23/2035	495,000	495,541
5.82%, 09/15/2029	325,000	333,025
Citibank, N.A.
4.88%, 11/19/2027	1,375,000	1,376,102
4.93%, 08/06/2026	924,000	927,676
Citigroup, Inc.
5.83%, 02/13/2035	655,000	651,794
6.27%, 11/17/2033	115,000	120,589
JPMorgan Chase & Co.
4.01%, 04/23/2029	420,000	407,209
4.51%, 10/22/2028	569,000	563,968
5.00%, 07/22/2030	1,500,000	1,493,513
5.30%, 07/24/2029	710,000	717,139
6.09%, 10/23/2029	1,482,000	1,537,193
Truist Financial Corp.
6.12%, 10/28/2033	1,975,000	2,056,445
US Bank NA
4.51%, 10/22/2027	1,380,000	1,372,542
Wells Fargo & Co.
5.39%, 04/24/2034	170,000	168,109
6.30%, 10/23/2029	250,000	260,171
		12,481,016
Biotechnology — 0.2%
Amgen, Inc.
5.25%, 03/02/2033	1,110,000	1,101,806
Computers — 0.2%
Accenture Capital, Inc.
4.05%, 10/04/2029	469,000	455,223
Hewlett Packard Enterprise Co.
4.40%, 09/25/2027	818,000	809,419
		1,264,642
Diversified Financial Services — 0.3%
Charles Schwab Corp.
5.38%, 06/01/2025(1)	1,405,000	1,397,518
Electric — 0.6%
Duke Energy Corp.
5.45%, 06/15/2034	805,000	803,700
Oncor Electric Delivery Co. LLC
4.30%, 05/15/2028	2,175,000	2,147,151
		2,950,851
Electronics — 0.1%
Keysight Technologies, Inc.
4.60%, 04/06/2027	676,000	672,465
Healthcare-Services — 0.3%
Roche Holdings, Inc.
2.31%, 03/10/2027*	1,820,000	1,736,341
Insurance — 0.7%
Athene Global Funding
4.86%, 08/27/2026*	1,370,000	1,368,542
5.35%, 07/09/2027*	1,056,000	1,066,337
GA Global Funding Trust
4.40%, 09/23/2027*	1,395,000	1,375,108
		3,809,987
Security Description	Shares or Principal Amount	Value

Machinery-Construction & Mining — 0.5%
Caterpillar Financial Services Corp.
3.65%, 08/12/2025	$ 2,870,000	$ 2,855,502
Pharmaceuticals — 0.2%
AbbVie, Inc.
2.95%, 11/21/2026	1,180,000	1,146,324
REITS — 0.3%
Highwoods Realty LP
3.88%, 03/01/2027	1,410,000	1,370,816
Savings & Loans — 0.3%
Nationwide Building Society
5.13%, 07/29/2029*	1,425,000	1,426,288
Semiconductors — 0.2%
Intel Corp.
2.45%, 11/15/2029	1,070,000	939,104
Total Corporate Bonds & Notes (cost $35,023,130)		34,825,867
ASSET BACKED SECURITIES — 5.0%
Home Equity — 0.3%
RCKT Mtg. Trust VRS
Series 2024-CES3, Class A1A 6.59%, 05/25/2044*(2)	615,992	623,667
Towd Point Mtg. Trust VRS
Series 2024-CES3, Class A1 6.29%, 05/25/2064*(2)	837,087	844,434
		1,468,101
Other Asset Backed Securities — 4.7%
Aligned Data Centers Issuer LLC
Series 2021-1A, Class B 2.48%, 08/15/2046*	1,400,000	1,328,450
Barings CLO, Ltd. FRS
Series 2018-3A, Class B1 6.33%, (TSFR3M+1.71%), 07/20/2029*	2,893,545	2,895,282
Bean Creek CLO, Ltd. FRS
Series 2015-1A, Class AR 5.90%, (TSFR3M+1.28%), 04/20/2031*	641,356	641,772
CLI Funding VI LLC
Series 2020-3A, Class A 2.07%, 10/18/2045*	2,024,460	1,859,978
Cologix Data Centers US Issuer LLC
Series 2021-1A, Class A2 3.30%, 12/26/2051*	2,175,000	2,064,502
Greenwood Park CLO, Ltd. FRS
Series 2018-1A, Class A1 5.95%, (TSFR3M+1.29%), 04/15/2031*	937,382	939,023
KKR Static CLO I, Ltd. FRS
Series 2022-1A, Class BR 6.62%, (TSFR3M+2.00%), 07/20/2031*	1,925,000	1,925,000
Palmer Square CLO, Ltd. FRS
Series 2024-4A, Class A2 5.83%, (TSFR3M+1.50%), 01/15/2038*	775,000	775,421
Series 2014-1A, Class A1R2 6.04%, (TSFR3M+1.39%), 01/17/2031*	257,148	257,225
Rockford Tower CLO, Ltd. FRS
Series 2017-2A, Class BR 6.42%, (TSFR3M+1.76%), 10/15/2029*	3,053,000	3,056,068
SCF Equipment Leasing LLC
Series 2024-1A, Class A3 5.52%, 01/20/2032*	1,150,000	1,168,504

Seasons Series Trust SA American Century Inflation Protection Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Sierra Timeshare Receivables Funding LLC
Series 2022-1A, Class C 3.94%, 10/20/2038*	$ 320,899	$ 314,312
Stonepeak
Series 2021-1A, Class AA 2.30%, 02/28/2033*	820,261	786,420
Subway Funding LLC
Series 2024-1A, Class A2II 6.27%, 07/30/2054*	741,000	753,860
Switch ABS Issuer LLC
Series 2024-2A, Class A2 5.44%, 06/25/2054*	825,000	822,928
Tricon Residential Trust
Series 2022-SFR1, Class D 4.75%, 04/17/2039*	3,000,000	2,917,295
Verdant Receivables LLC
Series 2024-1A, Class A2 5.68%, 12/12/2031*	2,100,000	2,125,326
		24,631,366
Total Asset Backed Securities (cost $26,093,130)		26,099,467
COLLATERALIZED MORTGAGE OBLIGATIONS — 9.0%
Commercial and Residential — 8.6%
Angel Oak Mtg. Trust I LLC VRS
Series 2019-1, Class M1 4.50%, 11/25/2048*(2)	296,810	295,794
BANK VRS
Series 2020-BN29, Class XA 1.31%, 11/15/2053(2)(3)	6,965,610	415,797
BANK5
Series 2024-5YR7, Class A3 5.77%, 06/15/2057	2,032,000	2,078,843
BANK5 Trust
Series 2024-5YR6, Class A3 6.23%, 05/15/2057	1,090,000	1,132,792
BBCMS Mtg. Trust
Series 2024-5C27, Class A3 6.01%, 07/15/2057	533,000	550,896
Benchmark Mtg. Trust VRS
Series 2024-V8, Class A3 6.19%, 07/15/2057(2)	1,886,000	1,960,215
BX Commercial Mtg. Trust VRS
Series 2020-VIV2, Class C 3.54%, 03/09/2044*(2)	1,504,846	1,336,658
Chase Home Lending Mtg. Trust VRS
Series 2024-9, Class A4 5.50%, 09/25/2055*(2)	1,973,663	1,956,681
Series 2024-9, Class A6 5.50%, 09/25/2055*(2)	901,739	897,975
Series 2024-2, Class A4A 6.00%, 02/25/2055*(2)	642,791	644,615
Series 2024-10, Class A4 6.00%, 10/25/2055*(2)	1,695,752	1,697,041
Citigroup Mtg. Loan Trust VRS
Series 2024-CMI1, Class A11 5.50%, 06/25/2054*(2)	2,709,297	2,699,302
Connecticut Avenue Securities Trust FRS
Series 2017-C02, Class 2ED3 6.03%, (SOFR30A+1.46%), 09/25/2029	159,533	159,612
Series 2022-R03, Class 1M1 6.67%, (SOFR30A+2.10%), 03/25/2042*	472,553	479,076
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2022-R06, Class 1M1 7.32%, (SOFR30A+2.75%), 05/25/2042*	$ 468,017	$ 480,510
DBJPM Mtg. Trust
Series 2016-C1, Class AM 3.54%, 05/10/2049	2,961,000	2,867,589
Deephaven Residential Mtg. Trust
Series 2020-2, Class A3 2.86%, 05/25/2065*	880,034	867,334
GCAT Trust VRS
Series 2024-INV3, Class A6 5.50%, 09/25/2054*(2)	1,037,260	1,030,949
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2018-AON, Class A 4.13%, 07/05/2031*	2,899,000	2,699,693
JPMorgan Mtg. Trust VRS
Series 2024-9, Class A6 5.50%, 02/25/2055*(2)	1,549,946	1,543,368
Series 2024-10, Class A4 5.50%, 03/25/2055*(2)	1,739,108	1,732,327
Series 2024-10, Class A6 5.50%, 03/25/2055*(2)	1,388,686	1,381,451
Series 2024-6, Class A6 6.00%, 12/25/2054*(2)	929,177	930,676
Series 2024-11, Class A4 6.00%, 04/25/2055*(2)	2,456,602	2,458,720
Series 2024-11, Class A6 6.00%, 04/25/2055*(2)	1,062,754	1,067,774
Series 2024-INV1, Class A4 6.00%, 04/25/2055*(2)	1,429,036	1,431,895
NJ Trust VRS
Series 2023-GSP, Class A 6.48%, 01/06/2029*(2)	1,100,000	1,144,710
OBX Trust VRS
5.50%, 09/25/2054*(2)	1,150,715	1,146,285
Provident Funding Mtg. Trust VRS
Series 2024-1, Class A3 5.50%, 12/25/2054*(2)	2,231,745	2,214,384
Rate Mtg. Trust VRS
Series 2024-J3, Class A8 5.50%, 10/25/2054*(2)	618,300	615,598
Sequoia Mtg. Trust VRS
Series 2024-9, Class A5 5.50%, 10/25/2054*(2)	1,601,303	1,595,059
Series 2024-10, Class A11 5.50%, 11/25/2054*(2)	1,308,250	1,300,098
Series 2024-10, Class A5 5.50%, 11/25/2054*(2)	1,018,639	1,014,671
Series 2024-6, Class A11 6.00%, 07/27/2054*(2)	615,153	616,162
Starwood Mtg. Residential Trust VRS
Series 2020-3, Class A1 1.49%, 04/25/2065*(2)	496,030	479,859
		44,924,409
U.S. Government Agency — 0.4%
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2021-DNA7, Class M1 5.42%, (SOFR30A+0.85%), 11/25/2041*	1,170,036	1,168,416

Seasons Series Trust SA American Century Inflation Protection Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2018-HRP2, Class M3AS 5.68%, (SOFR30A+1.11%), 02/25/2047*	$ 183,213	$ 183,214
Series 2022-DNA3, Class M1A 6.57%, (SOFR30A+2.00%), 04/25/2042*	794,846	804,999
		2,156,629
Total Collateralized Mortgage Obligations (cost $47,531,004)		47,081,038
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 73.0%
U.S. Government — 51.7%
United States Treasury Bonds TIPS
0.13%, 02/15/2052(4)	6,514,313	3,529,624
0.25%, 02/15/2050(4)	7,058,450	4,113,149
0.63%, 02/15/2043(4)	11,711,093	8,574,011
0.75%, 02/15/2042 to 02/15/2045(4)	24,305,035	18,003,594
0.88%, 02/15/2047(4)	13,311,673	9,623,894
1.00%, 02/15/2046 to 02/15/2049(4)	23,419,954	17,383,388
1.75%, 01/15/2028(4)	753,360	747,818
2.13%, 02/15/2041(4)	12,035,607	11,638,714
2.50%, 01/15/2029(4)	3,013,910	3,066,690
United States Treasury Notes TIPS
0.13%, 10/15/2026(4)(5)(6)	8,663,625	8,422,613
0.13%, 04/15/2027 to 01/15/2032(4)	46,525,056	41,362,250
0.25%, 07/15/2029(4)	23,939,794	22,171,367
0.50%, 01/15/2028(4)	6,296,026	6,018,617
0.63%, 07/15/2032(4)	5,866,560	5,242,717
0.75%, 07/15/2028(4)	13,467,825	12,935,294
0.88%, 01/15/2029(4)	33,383,920	31,872,819
1.13%, 01/15/2033(4)	18,385,448	16,909,280
1.25%, 04/15/2028(4)	3,472,755	3,383,445
1.38%, 07/15/2033(4)	35,804,918	33,493,020
1.75%, 01/15/2034(4)	1,386,288	1,329,005
1.88%, 07/15/2034(4)	11,135,977	10,790,708
2.13%, 04/15/2029(4)	1,020,510	1,021,742
		271,633,759
U.S. Government Agency — 21.3%
Federal Home Loan Bank
4.63%, 06/06/2025	8,200,000	8,210,741
Federal Home Loan Mtg. Corp.
2.50%, 11/01/2050	1,888,532	1,558,718
3.50%, 08/01/2052	2,751,409	2,437,589
4.00%, 11/01/2052	3,383,045	3,105,414
4.50%, 10/01/2052 to 04/01/2053	5,294,378	4,989,322
5.50%, 10/01/2054	4,223,430	4,173,366
6.00%, 11/01/2053	2,599,319	2,613,820
6.25%, 07/15/2032	6,410,000	7,104,064
Federal National Mtg. Assoc.
2.50%, 01/01/2052	10,810,612	8,900,643
4.00%, 09/01/2052	13,388,193	12,255,019
5.50%, 01/01/2053	5,258,743	5,193,019
6.00%, 01/01/2053	2,654,786	2,667,823
6.63%, 11/15/2030	14,960,000	16,609,494
Government National Mtg. Assoc.
2.00%, 10/20/2050	3,277,106	2,623,465
3.00%, 09/20/2051	4,650,396	4,040,307
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
4.00%, 10/20/2052	$ 5,629,356	$ 5,188,072
5.00%, 08/20/2053	8,150,032	7,916,009
5.50%, 11/20/2052 to 12/20/2052	4,790,595	4,766,984
6.00%, 11/20/2054	5,183,042	5,226,411
Tennessee Valley Authority
3.88%, 03/15/2028	2,525,000	2,490,882
		112,071,162
Total U.S. Government & Agency Obligations (cost $435,989,062)		383,704,921
MUNICIPAL SECURITIES — 0.3%
University of California Revenue Bonds
1.32%, 05/15/2027 (cost $1,471,351)	1,570,000	1,458,651
Total Long-Term Investment Securities (cost $546,107,677)		493,169,944
SHORT-TERM INVESTMENTS — 4.3%
Unaffiliated Investment Companies — 4.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43%(7) (cost $22,471,872)	22,471,872	22,471,872
TOTAL INVESTMENTS (cost $568,579,549)	98.2%	515,641,816
Other assets less liabilities	1.8	9,632,372
NET ASSETS	100.0%	$525,274,188
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA American Century Inflation Protection Portfolio has no right to demand registration of these securities. At December 31, 2024, the aggregate value of these securities was $70,987,377 representing 13.5% of net assets.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Interest Only
(4)	Principal amount of security is adjusted for inflation.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	The rate shown is the 7-day yield as of December 31, 2024.
CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TIPS—Treasury Inflation Protected Securities
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at December 31, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Seasons Series Trust SA American Century Inflation Protection Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Inflation Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	10,000,000	USD	Fixed 3.445%	12-Month USA CPI	Maturity	Maturity	Apr 2027	$ 255	$ (35,486)	$ (35,231)
Centrally Cleared	50,000,000	USD	Fixed 3.537	12-Month USA CPI	Maturity	Maturity	Mar 2027	354	(186,424)	(186,070)
Centrally Cleared	50,000,000	USD	Fixed 3.540	12-Month USA CPI	Maturity	Maturity	Mar 2027	354	(192,993)	(192,639)
Centrally Cleared	10,000,000	USD	Fixed 3.060	12-Month USA CPI	Maturity	Maturity	Mar 2032	439	(128,804)	(128,365)
Centrally Cleared	20,000,000	USD	Fixed 3.040	12-Month USA CPI	Maturity	Maturity	Mar 2032	516	(206,204)	(205,688)
Centrally Cleared	12,500,000	USD	Fixed 2.415	12-Month USA CPI	Maturity	Maturity	Feb 2028	356	147,557	147,913
Centrally Cleared	10,000,000	USD	Fixed 2.438	12-Month USA CPI	Maturity	Maturity	Feb 2030	422	99,737	100,159
Centrally Cleared	3,800,000	USD	Fixed 2.619	12-Month USA CPI	Maturity	Maturity	Mar 2033	442	(19,038)	(18,596)
Centrally Cleared	3,000,000	USD	Fixed 2.495	12-Month USA CPI	Maturity	Maturity	May 2033	444	3,327	3,771
Centrally Cleared	8,000,000	USD	Fixed 2.662	12-Month USA CPI	Maturity	Maturity	Aug 2030	450	(65,271)	(64,821)
Centrally Cleared	5,800,000	USD	Fixed 2.650	12-Month USA CPI	Maturity	Maturity	Aug 2033	483	(72,906)	(72,423)
Centrally Cleared	18,300,000	USD	Fixed 2.370	12-Month USA CPI	Maturity	Maturity	Feb 2029	612	116,728	117,340
Centrally Cleared	1,700,000	USD	Fixed 2.485	12-Month USA CPI	Maturity	Maturity	Feb 2034	471	(1,428)	(957)
Centrally Cleared	4,000,000	USD	Fixed 2.433	12-Month USA CPI	Maturity	Maturity	Feb 2031	463	12,884	13,347
Centrally Cleared	12,000,000	USD	Fixed 2.389	12-Month USA CPI	Maturity	Maturity	Aug 2029	526	16,395	16,921
Centrally Cleared	12,000,000	USD	Fixed 2.446	12-Month USA CPI	Maturity	Maturity	Oct 2029	547	4,900	5,447
Centrally Cleared	1,500,000	USD	Fixed 2.522	12-Month USA CPI	Maturity	Maturity	Nov 2029	493	(4,296)	(3,803)
Centrally Cleared	1,500,000	USD	Fixed 2.523	12-Month USA CPI	Maturity	Maturity	Nov 2029	493	(4,296)	(3,803)
								$8,120	$(515,618)	$(507,498)
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
26	Long	U.S. Treasury 2 Year Notes	March 2025	$5,343,796	$5,345,843	$2,047
						Unrealized (Depreciation)
7	Long	U.S. Treasury 10 Year Notes	March 2025	$ 768,701	$ 761,250	$ (7,451)
60	Long	U.S. Treasury 5 Year Notes	March 2025	6,403,711	6,378,282	(25,429)
71	Long	U.S. Treasury Ultra 10 Year Notes	March 2025	8,000,815	7,903,188	(97,627)
						$(130,507)
		Net Unrealized Appreciation (Depreciation)				$(128,460)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA American Century Inflation Protection Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$34,825,867	$—	$34,825,867
Asset Backed Securities	—	26,099,467	—	26,099,467
Collateralized Mortgage Obligations	—	47,081,038	—	47,081,038
U.S. Government & Agency Obligations	—	383,704,921	—	383,704,921
Municipal Securities	—	1,458,651	—	1,458,651
Short-Term Investments	22,471,872	—	—	22,471,872
Total Investments at Value	$22,471,872	$493,169,944	$—	$515,641,816
Other Financial Instruments:†
Swaps	$—	$401,528	$—	$401,528
Futures Contracts	2,047	—	—	2,047
Total Other Financial Instruments	$2,047	$401,528	$—	$403,575
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$917,146	$—	$917,146
Futures Contracts	130,507	—	—	130,507
Total Other Financial Instruments	$130,507	$917,146	$—	$1,047,653
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

Seasons Series Trust SA Columbia Focused Value Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.8%
Aerospace/Defense — 6.7%
Boeing Co.†	61,298	$ 10,849,746
RTX Corp.	60,824	7,038,553
		17,888,299
Agriculture — 2.6%
Philip Morris International, Inc.	56,771	6,832,390
Airlines — 2.3%
Southwest Airlines Co.	180,226	6,059,198
Banks — 14.6%
Bank of America Corp.	178,415	7,841,339
Citigroup, Inc.	132,868	9,352,579
JPMorgan Chase & Co.	33,454	8,019,258
Morgan Stanley	59,107	7,430,932
Wells Fargo & Co.	84,359	5,925,376
		38,569,484
Computers — 3.8%
EPAM Systems, Inc.†	42,686	9,980,841
Electric — 9.1%
AES Corp.	678,566	8,733,145
FirstEnergy Corp.	165,026	6,564,734
PG&E Corp.	438,399	8,846,892
		24,144,771
Healthcare-Services — 5.1%
Centene Corp.†	119,881	7,262,391
Cigna Group	22,877	6,317,255
		13,579,646
Insurance — 3.2%
MetLife, Inc.	103,182	8,448,542
Internet — 3.5%
Alphabet, Inc., Class A	48,821	9,241,815
Machinery-Construction & Mining — 2.9%
Caterpillar, Inc.	21,182	7,683,982
Mining — 5.0%
Barrick Gold Corp.	325,485	5,045,017
Freeport-McMoRan, Inc.	212,871	8,106,128
		13,151,145
Oil & Gas — 4.7%
Chevron Corp.	46,179	6,688,566
Marathon Petroleum Corp.	41,806	5,831,937
		12,520,503
Security Description	Shares or Principal Amount	Value

Oil & Gas Services — 2.5%
TechnipFMC PLC	230,468	$ 6,669,744
Pharmaceuticals — 5.6%
Bristol-Myers Squibb Co.	139,276	7,877,451
CVS Health Corp.	154,053	6,915,439
		14,792,890
Pipelines — 2.6%
Williams Cos., Inc.	128,992	6,981,047
REITS — 2.9%
American Tower Corp.	42,343	7,766,130
Retail — 3.2%
Lowe's Cos., Inc.	34,051	8,403,787
Semiconductors — 4.8%
Applied Materials, Inc.	43,081	7,006,263
QUALCOMM, Inc.	36,990	5,682,404
		12,688,667
Software — 1.8%
Teradata Corp.†	150,226	4,679,540
Telecommunications — 9.1%
Cisco Systems, Inc.	93,321	5,524,603
Corning, Inc.	168,475	8,005,932
Verizon Communications, Inc.	263,373	10,532,286
		24,062,821
Transportation — 2.8%
CSX Corp.	230,388	7,434,621
Total Long-Term Investment Securities (cost $209,704,356)		261,579,863
REPURCHASE AGREEMENTS — 1.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 12/31/2024, to be repurchased 01/01/2025 in the amount of $3,052,233 and collateralized by $3,072,400 of United States Treasury Floating Rate Notes, bearing interest at 4.00% due 01/15/2027 and having an approximate value of $3,113,191 (cost $3,052,002)	$3,052,002	3,052,002
TOTAL INVESTMENTS (cost $212,756,358)	100.0%	264,631,865
Other assets less liabilities	0.0	101,093
NET ASSETS	100.0%	$264,732,958
†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$261,579,863	$—	$—	$261,579,863
Repurchase Agreements	—	3,052,002	—	3,052,002
Total Investments at Value	$261,579,863	$3,052,002	$—	$264,631,865
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 27.2%
Advertising — 0.1%
Lamar Media Corp.
3.63%, 01/15/2031	$ 585,000	$ 514,861
Neptune Bidco US, Inc.
9.29%, 04/15/2029*	30,000	27,904
Omnicom Group, Inc.
5.30%, 11/01/2034	66,000	65,087
		607,852
Aerospace/Defense — 0.5%
BAE Systems PLC
5.13%, 03/26/2029*	425,000	425,943
Boeing Co.
2.95%, 02/01/2030	285,000	254,540
3.20%, 03/01/2029	105,000	96,754
3.38%, 06/15/2046	45,000	28,969
3.60%, 05/01/2034	24,000	20,083
3.75%, 02/01/2050	89,000	60,701
5.15%, 05/01/2030	522,000	514,683
5.81%, 05/01/2050	29,000	26,974
5.93%, 05/01/2060	52,000	48,116
6.26%, 05/01/2027	36,000	36,856
6.39%, 05/01/2031	75,000	78,414
6.53%, 05/01/2034	115,000	120,475
L3Harris Technologies, Inc.
5.05%, 06/01/2029	150,000	149,966
5.25%, 06/01/2031	46,000	46,029
5.35%, 06/01/2034	87,000	86,634
5.40%, 07/31/2033	47,000	46,916
5.50%, 08/15/2054	233,000	223,803
5.60%, 07/31/2053	200,000	193,598
Lockheed Martin Corp.
4.70%, 12/15/2031	49,000	48,226
Northrop Grumman Corp.
5.15%, 05/01/2040	500,000	478,367
RTX Corp.
4.13%, 11/16/2028	264,000	256,956
5.38%, 02/27/2053	64,000	60,771
		3,303,774
Agriculture — 0.5%
BAT Capital Corp.
5.83%, 02/20/2031	575,000	587,802
Philip Morris International, Inc.
4.38%, 11/01/2027	460,000	456,183
4.75%, 11/01/2031	435,000	425,407
5.13%, 02/15/2030	90,000	90,475
5.13%, 02/13/2031	295,000	295,022
5.38%, 02/15/2033	780,000	781,510
5.63%, 09/07/2033	510,000	518,127
		3,154,526
Airlines — 0.0%
Air Canada
3.88%, 08/15/2026*	30,000	29,148
American Airlines, Inc.
7.25%, 02/15/2028*	32,000	32,801
8.50%, 05/15/2029*	25,000	26,248
British Airways Pass Through Trust
2.90%, 09/15/2036*	75,952	66,993
United Airlines, Inc.
4.63%, 04/15/2029*	54,000	51,343
		206,533
Security Description		Shares or Principal Amount	Value

Apparel — 0.1%
Tapestry, Inc.
5.10%, 03/11/2030		$ 225,000	$ 222,521
5.50%, 03/11/2035		200,000	194,532
William Carter Co.
5.63%, 03/15/2027*		151,000	149,720
			566,773
Auto Manufacturers — 0.2%
Ford Motor Credit Co. LLC
6.05%, 11/05/2031		205,000	203,319
General Motors Financial Co., Inc.
2.70%, 06/10/2031		53,000	44,906
5.60%, 06/18/2031		50,000	50,250
5.75%, 02/08/2031		21,000	21,277
5.80%, 01/07/2029		67,000	68,349
Hyundai Capital America
4.30%, 09/24/2027*		47,000	46,233
4.88%, 11/01/2027*		76,000	75,808
5.30%, 06/24/2029*		61,000	61,168
5.35%, 03/19/2029*		48,000	48,253
6.50%, 01/16/2029*		36,000	37,577
Mercedes-Benz Finance North America LLC
4.90%, 11/15/2027*		305,000	304,517
Toyota Motor Credit Corp.
4.60%, 10/10/2031		44,000	42,833
			1,004,490
Banks — 6.1%
Banca Comerciala Romana SA
7.63%, 05/19/2027	EUR	200,000	217,748
Banca Transilvania SA
8.88%, 04/27/2027	EUR	300,000	328,530
Banco de Credito del Peru S.A.
3.13%, 07/01/2030		200,000	195,841
Bank of America Corp.
1.90%, 07/23/2031		930,000	782,429
1.92%, 10/24/2031		520,000	434,421
2.30%, 07/21/2032		1,800,000	1,500,574
2.48%, 09/21/2036		205,000	167,022
2.59%, 04/29/2031		260,000	229,051
2.69%, 04/22/2032		855,000	734,950
3.31%, 04/22/2042		54,000	40,412
3.42%, 12/20/2028		85,000	81,495
3.85%, 03/08/2037		208,000	184,246
3.97%, 02/07/2030		94,000	90,083
4.08%, 04/23/2040		113,000	96,191
4.57%, 04/27/2033		91,000	86,479
5.43%, 08/15/2035		43,000	41,853
5.52%, 10/25/2035		351,000	343,180
5.93%, 09/15/2027		600,000	610,722
6.11%, 01/29/2037		119,000	123,270
Bank of Ireland Group PLC
5.60%, 03/20/2030*		700,000	706,646
Bank of New York Mellon Corp.
4.98%, 03/14/2030		180,000	180,247
5.06%, 07/22/2032		360,000	359,085
5.19%, 03/14/2035		385,000	381,102
6.32%, 10/25/2029		570,000	598,831
Bank of Nova Scotia
4.59%, 05/04/2037		114,000	104,810
5.65%, 02/01/2034		60,000	61,107
BankUnited, Inc.
5.13%, 06/11/2030		155,000	148,777

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Barclays PLC
3.56%, 09/23/2035	$ 208,000	$ 183,686
BNP Paribas SA
5.28%, 11/19/2030*	583,000	576,961
5.91%, 11/19/2035*	240,000	232,789
BPCE SA
5.94%, 05/30/2035*	250,000	247,755
6.51%, 01/18/2035*	250,000	250,496
6.71%, 10/19/2029*	970,000	1,008,406
7.00%, 10/19/2034*	355,000	378,284
Citigroup, Inc.
2.57%, 06/03/2031	26,000	22,661
2.90%, 11/03/2042	22,000	15,407
3.11%, 04/08/2026	80,000	79,614
4.45%, 09/29/2027	84,000	82,862
5.41%, 09/19/2039	86,000	81,899
5.88%, 02/22/2033	76,000	77,526
6.00%, 10/31/2033	259,000	266,528
6.17%, 05/25/2034	28,000	28,525
Citizens Financial Group, Inc.
2.64%, 09/30/2032	123,000	98,846
5.72%, 07/23/2032	544,000	545,894
5.84%, 01/23/2030	145,000	147,136
6.65%, 04/25/2035	140,000	147,590
Cooperatieve Rabobank UA
1.00%, 09/24/2026*	286,000	277,810
Credit Agricole SA
6.25%, 01/10/2035*	365,000	366,482
Deutsche Bank AG
3.74%, 01/07/2033	200,000	169,431
5.00%, 09/11/2030	150,000	146,621
FNB Corp
5.72%, 12/11/2030	61,000	60,221
Goldman Sachs Group, Inc.
1.54%, 09/10/2027	106,000	100,231
1.99%, 01/27/2032	210,000	173,304
2.38%, 07/21/2032	749,000	624,218
3.21%, 04/22/2042	67,000	48,824
4.22%, 05/01/2029	46,000	44,759
4.41%, 04/23/2039	210,000	185,075
4.48%, 08/23/2028	340,000	336,066
4.69%, 10/23/2030	389,000	380,844
5.02%, 10/23/2035	160,000	153,123
5.05%, 07/23/2030	615,000	611,345
5.73%, 04/25/2030	435,000	443,965
5.85%, 04/25/2035	46,000	46,869
6.75%, 10/01/2037	164,000	175,572
HSBC Holdings PLC
2.85%, 06/04/2031	350,000	307,301
5.21%, 08/11/2028	225,000	225,930
5.29%, 11/19/2030	455,000	451,979
5.40%, 08/11/2033	445,000	440,402
5.89%, 08/14/2027	265,000	268,879
6.33%, 03/09/2044	250,000	264,104
Intesa Sanpaolo SpA
7.80%, 11/28/2053*	300,000	335,217
JPMorgan Chase & Co.
2.01%, 03/13/2026	152,000	151,122
2.07%, 06/01/2029	169,000	153,564
2.53%, 11/19/2041	178,000	120,256
2.55%, 11/08/2032	1,061,000	894,971
2.58%, 04/22/2032	315,000	270,212
Security Description		Shares or Principal Amount	Value

Banks (continued)
3.51%, 01/23/2029		$ 475,000	$ 455,706
3.54%, 05/01/2028		195,000	189,475
3.96%, 01/29/2027		325,000	322,475
4.51%, 10/22/2028		517,000	512,428
4.85%, 07/25/2028		325,000	324,894
4.91%, 07/25/2033		30,000	29,332
4.95%, 10/22/2035		105,000	101,170
5.00%, 07/22/2030		615,000	612,340
5.30%, 07/24/2029		580,000	585,832
5.34%, 01/23/2035		490,000	486,888
5.58%, 04/22/2030		830,000	846,390
6.07%, 10/22/2027		435,000	445,210
6.09%, 10/23/2029		365,000	378,593
6.25%, 10/23/2034		30,000	31,707
M&T Bank Corp.
7.41%, 10/30/2029		515,000	552,049
mBank SA
0.97%, 09/21/2027	EUR	300,000	295,738
Mizuho Financial Group, Inc.
5.78%, 07/06/2029		200,000	204,645
Morgan Stanley
1.79%, 02/13/2032		450,000	367,125
1.93%, 04/28/2032		270,000	220,842
2.48%, 09/16/2036		58,000	47,173
2.51%, 10/20/2032		220,000	184,339
2.70%, 01/22/2031		690,000	613,071
3.22%, 04/22/2042		79,000	58,407
3.62%, 04/01/2031		26,000	24,150
4.65%, 10/18/2030		21,000	20,550
5.17%, 01/16/2030		108,000	108,154
5.30%, 04/20/2037		86,000	83,555
5.32%, 07/19/2035		36,000	35,410
5.45%, 07/20/2029		220,000	222,458
5.52%, 11/19/2055		43,000	41,440
5.66%, 04/18/2030		530,000	539,521
5.94%, 02/07/2039		99,000	99,325
6.41%, 11/01/2029		620,000	647,603
Morgan Stanley VRS
3.59%, 07/22/2028(1)		176,000	169,718
NatWest Group PLC
3.03%, 11/28/2035		200,000	172,907
OTP Bank Nyrt
7.35%, 03/04/2026	EUR	350,000	364,351
7.50%, 05/25/2027		200,000	206,052
PNC Financial Services Group, Inc.
4.81%, 10/21/2032		445,000	433,106
Regions Financial Corp.
5.50%, 09/06/2035		53,000	51,754
5.72%, 06/06/2030		51,000	51,705
7.38%, 12/10/2037		75,000	84,001
Standard Chartered PLC
7.77%, 11/16/2028*		200,000	213,685
Sumitomo Mitsui Financial Group, Inc.
5.84%, 07/09/2044		31,000	31,287
Swedbank AB
1.54%, 11/16/2026*		254,000	240,200
Texas Capital Bancshares, Inc.
4.00%, 05/06/2031		39,000	37,456
UBS Group AG
4.28%, 01/09/2028*		305,000	298,213
6.44%, 08/11/2028*		370,000	382,338
6.54%, 08/12/2033*		475,000	503,616

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
US Bancorp
2.49%, 11/03/2036	$ 220,000	$ 178,189
Wells Fargo & Co.
2.57%, 02/11/2031	47,000	41,448
2.88%, 10/30/2030	60,000	54,121
3.07%, 04/30/2041	62,000	45,109
3.35%, 03/02/2033	1,415,000	1,240,456
4.90%, 07/25/2033	1,353,000	1,306,680
5.39%, 04/24/2034	50,000	49,444
5.50%, 01/23/2035	211,000	210,103
5.57%, 07/25/2029	490,000	497,495
5.61%, 01/15/2044	46,000	44,015
5.71%, 04/22/2028	238,000	241,915
6.49%, 10/23/2034	480,000	510,229
Zions Bancorp NA
3.25%, 10/29/2029	250,000	222,781
		39,101,033
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.90%, 02/01/2046	106,000	96,393
Bacardi, Ltd./Bacardi-Martini BV
5.25%, 01/15/2029*	100,000	99,871
Constellation Brands, Inc.
4.35%, 05/09/2027	30,000	29,700
PepsiCo, Inc.
3.60%, 02/18/2028	41,000	39,877
3.90%, 07/18/2032	46,000	42,993
4.00%, 03/05/2042	19,000	15,855
		324,689
Biotechnology — 0.3%
Amgen, Inc.
3.15%, 02/21/2040	125,000	93,155
4.40%, 05/01/2045	21,000	17,417
5.15%, 03/02/2028	48,000	48,349
5.25%, 03/02/2030	21,000	21,196
5.25%, 03/02/2033	375,000	372,232
5.65%, 03/02/2053	38,000	36,585
5.75%, 03/02/2063	164,000	157,285
Gilead Sciences, Inc.
4.80%, 11/15/2029	525,000	523,924
5.55%, 10/15/2053	35,000	34,429
Royalty Pharma PLC
2.15%, 09/02/2031	466,000	381,945
5.15%, 09/02/2029	29,000	28,919
5.90%, 09/02/2054	36,000	34,185
		1,749,621
Building Materials — 0.3%
Builders FirstSource, Inc.
5.00%, 03/01/2030*	745,000	708,210
Carrier Global Corp.
3.38%, 04/05/2040	81,000	62,553
CRH SMW Finance DAC
5.20%, 05/21/2029	200,000	201,392
Lennox International, Inc.
5.50%, 09/15/2028	68,000	69,161
Martin Marietta Materials, Inc.
2.40%, 07/15/2031	43,000	36,571
5.50%, 12/01/2054	54,000	50,937
Security Description	Shares or Principal Amount	Value

Building Materials (continued)
Owens Corning
5.50%, 06/15/2027	$ 28,000	$ 28,483
Standard Building Solutions, Inc.
6.50%, 08/15/2032*	10,000	10,016
Standard Industries, Inc.
3.38%, 01/15/2031*	26,000	22,293
4.38%, 07/15/2030*	710,000	650,509
Trane Technologies Financing, Ltd.
3.80%, 03/21/2029	135,000	129,470
5.10%, 06/13/2034	73,000	72,176
Vulcan Materials Co.
5.70%, 12/01/2054	36,000	34,946
		2,076,717
Chemicals — 0.2%
CF Industries, Inc.
5.38%, 03/15/2044	81,000	75,291
Dow Chemical Co.
5.60%, 02/15/2054	27,000	25,503
Eastman Chemical Co.
5.00%, 08/01/2029	31,000	30,902
5.75%, 03/08/2033	58,000	59,077
Ecolab, Inc.
2.70%, 12/15/2051	79,000	47,995
5.25%, 01/15/2028	51,000	51,941
Methanex Corp.
5.13%, 10/15/2027	25,000	24,468
Methanex US Operations, Inc.
6.25%, 03/15/2032*	5,000	4,947
Minerals Technologies, Inc.
5.00%, 07/01/2028*	36,000	34,650
NOVA Chemicals Corp.
7.00%, 12/01/2031*	135,000	134,355
Nutrien, Ltd.
5.20%, 06/21/2027	30,000	30,307
OCP SA
6.75%, 05/02/2034*	335,000	341,700
RPM International, Inc.
2.95%, 01/15/2032	28,000	24,075
Sherwin-Williams Co.
4.80%, 09/01/2031	28,000	27,631
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13%, 04/01/2029*	35,000	21,584
Westlake Corp.
3.38%, 08/15/2061	70,000	42,013
		976,439
Coal — 0.0%
Warrior Met Coal, Inc.
7.88%, 12/01/2028*	16,000	16,514
Commercial Services — 0.7%
Ashtead Capital, Inc.
4.38%, 08/15/2027*	1,000,000	982,048
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.38%, 03/01/2029*	15,000	14,030
8.25%, 01/15/2030*	15,000	15,469
Block, Inc.
3.50%, 06/01/2031	215,000	189,303
6.50%, 05/15/2032*	663,000	669,400
Champions Financing, Inc.
8.75%, 02/15/2029*	30,000	29,257

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Commercial Services (continued)
Deluxe Corp.
8.00%, 06/01/2029*	$ 43,000	$ 41,333
EquipmentShare.com, Inc.
8.00%, 03/15/2033*	10,000	10,127
8.63%, 05/15/2032*	29,000	30,306
Ford Foundation
2.82%, 06/01/2070	70,000	39,334
Garda World Security Corp.
6.00%, 06/01/2029*	40,000	37,920
8.38%, 11/15/2032*	5,000	5,089
GXO Logistics, Inc.
6.25%, 05/06/2029	42,000	43,008
Hertz Corp.
4.63%, 12/01/2026*	50,000	42,229
12.63%, 07/15/2029*	11,000	11,720
Howard University
2.29%, 10/01/2026	100,000	94,842
2.70%, 10/01/2029	250,000	221,487
2.80%, 10/01/2030	100,000	87,206
2.90%, 10/01/2031	100,000	83,960
3.48%, 10/01/2041	95,000	70,298
Mobius Merger Sub, Inc.
9.00%, 06/01/2030*	32,000	30,885
Quanta Services, Inc.
2.35%, 01/15/2032	55,000	45,504
2.90%, 10/01/2030	54,000	48,186
3.05%, 10/01/2041	46,000	32,300
4.75%, 08/09/2027	29,000	28,959
5.25%, 08/09/2034	29,000	28,327
S&P Global, Inc.
2.70%, 03/01/2029	74,000	68,122
Service Corp. International
3.38%, 08/15/2030	560,000	490,001
5.13%, 06/01/2029	404,000	390,864
5.75%, 10/15/2032	160,000	155,197
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/2032*	16,000	16,273
TriNet Group, Inc.
3.50%, 03/01/2029*	28,000	25,340
Triton Container International, Ltd.
2.05%, 04/15/2026*	115,000	110,197
3.15%, 06/15/2031*	76,000	64,519
Upbound Group, Inc.
6.38%, 02/15/2029*	4,000	3,888
Veritiv Operating Co.
10.50%, 11/30/2030*	25,000	26,925
VM Consolidated, Inc.
5.50%, 04/15/2029*	35,000	33,872
		4,317,725
Computers — 0.3%
Accenture Capital, Inc.
4.50%, 10/04/2034	35,000	33,261
Ahead DB Holdings LLC
6.63%, 05/01/2028*	45,000	44,100
Apple, Inc.
1.40%, 08/05/2028	128,000	114,895
2.65%, 05/11/2050	91,000	56,535
2.70%, 08/05/2051	30,000	18,710
CA Magnum Holdings
5.38%, 10/31/2026	200,000	194,873
Security Description	Shares or Principal Amount	Value

Computers (continued)
Dell International LLC/EMC Corp.
3.38%, 12/15/2041	$ 88,000	$ 64,744
4.35%, 02/01/2030	85,000	82,251
8.10%, 07/15/2036	61,000	72,305
Fortress Intermediate 3, Inc.
7.50%, 06/01/2031*	20,000	20,393
Hewlett Packard Enterprise Co.
1.75%, 04/01/2026	98,000	94,387
4.45%, 09/25/2026	30,000	29,848
5.60%, 10/15/2054	54,000	50,830
Insight Enterprises, Inc.
6.63%, 05/15/2032*	655,000	658,693
Leidos, Inc.
4.38%, 05/15/2030	66,000	63,151
McAfee Corp.
7.38%, 02/15/2030*	55,000	53,417
NCR Voyix Corp.
5.13%, 04/15/2029*	8,000	7,654
Seagate HDD Cayman
4.09%, 06/01/2029	20,000	18,651
Wipro IT Services LLC
1.50%, 06/23/2026	250,000	237,676
		1,916,374
Cosmetics/Personal Care — 0.1%
Edgewell Personal Care Co.
4.13%, 04/01/2029*	21,000	19,365
Haleon US Capital LLC
3.63%, 03/24/2032	250,000	226,376
Perrigo Finance Unlimited Co.
6.13%, 09/30/2032	30,000	29,335
Unilever Capital Corp.
2.13%, 09/06/2029	100,000	89,013
		364,089
Distribution/Wholesale — 0.0%
Telecommunications co Telekom Srbija AD Belgrade
7.00%, 10/28/2029*	200,000	199,607
Windsor Holdings III LLC
8.50%, 06/15/2030*	21,000	22,096
		221,703
Diversified Financial Services — 0.4%
Aircastle, Ltd.
5.25%, 06/15/2026*(2)	30,000	29,423
Ally Financial, Inc.
6.70%, 02/14/2033	42,000	42,339
American Express Co.
5.10%, 02/16/2028	130,000	130,750
Bread Financial Holdings, Inc.
9.75%, 03/15/2029*	26,000	27,943
Burford Capital Global Finance LLC
6.25%, 04/15/2028*	30,000	29,992
Capital One Financial Corp.
1.88%, 11/02/2027	85,000	80,319
3.27%, 03/01/2030	85,000	78,586
6.31%, 06/08/2029	290,000	299,454
7.62%, 10/30/2031	670,000	739,750
Cobra AcquisitionCo LLC
6.38%, 11/01/2029*	27,000	23,261
Credit Acceptance Corp.
9.25%, 12/15/2028*	30,000	31,730

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
Discover Financial Services
7.96%, 11/02/2034	$ 330,000	$ 377,143
Enova International, Inc.
9.13%, 08/01/2029*	28,000	29,121
Focus Financial Partners LLC
6.75%, 09/15/2031*	30,000	29,881
goeasy, Ltd.
6.88%, 05/15/2030*	10,000	10,083
7.63%, 07/01/2029*	24,000	24,523
Intercontinental Exchange, Inc.
4.95%, 06/15/2052	68,000	60,751
Jane Street Group/JSG Finance, Inc.
7.13%, 04/30/2031*	28,000	28,775
LFS Topco LLC
5.88%, 10/15/2026*	21,000	20,740
Mastercard, Inc.
4.35%, 01/15/2032	63,000	60,885
OneMain Finance Corp.
6.63%, 05/15/2029	8,000	8,100
7.50%, 05/15/2031	30,000	30,790
Planet Financial Group LLC
10.50%, 12/15/2029*	27,000	27,483
Synchrony Financial
4.50%, 07/23/2025	63,000	62,747
5.15%, 03/19/2029	52,000	51,219
VFH Parent LLC/Valor Co.-Issuer, Inc.
7.50%, 06/15/2031*	25,000	25,714
Voya Financial, Inc.
5.00%, 09/20/2034	25,000	23,668
		2,385,170
Electric — 3.7%
AES Corp.
2.45%, 01/15/2031	112,000	93,330
5.45%, 06/01/2028	49,000	49,265
Alabama Power Co.
3.45%, 10/01/2049	520,000	367,013
4.15%, 08/15/2044	445,000	365,744
Algonquin Power & Utilities Corp.
5.37%, 06/15/2026(3)	21,000	21,101
Ameren Corp.
5.70%, 12/01/2026	28,000	28,456
American Electric Power Co., Inc.
6.95%, 12/15/2054	450,000	464,298
Baltimore Gas & Electric Co.
5.65%, 06/01/2054	400,000	393,812
Calpine Corp.
3.75%, 03/01/2031*	48,000	42,902
5.00%, 02/01/2031*	31,000	29,152
Clearway Energy Operating LLC
3.75%, 01/15/2032*	20,000	17,072
Cleco Corporate Holdings LLC
3.38%, 09/15/2029	595,000	534,960
CMS Energy Corp.
3.75%, 12/01/2050	46,000	40,045
4.75%, 06/01/2050	63,000	59,676
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051	490,000	320,419
4.13%, 05/15/2049	60,000	47,177
4.45%, 03/15/2044	29,000	24,768
4.50%, 12/01/2045	36,000	30,510
5.50%, 03/15/2055	380,000	365,213
Security Description	Shares or Principal Amount	Value

Electric (continued)
Dominion Energy, Inc.
3.38%, 04/01/2030	$ 233,000	$ 214,319
DTE Electric Co.
3.95%, 03/01/2049	88,000	68,598
DTE Energy Co.
4.88%, 06/01/2028	72,000	71,748
Duke Energy Carolinas LLC
3.55%, 03/15/2052	27,000	19,018
4.00%, 09/30/2042	145,000	117,762
5.40%, 01/15/2054	18,000	17,241
6.00%, 01/15/2038	40,000	41,564
Duke Energy Corp.
2.55%, 06/15/2031	715,000	610,461
5.45%, 06/15/2034	110,000	109,822
5.80%, 06/15/2054	162,000	157,803
Duke Energy Florida LLC
1.75%, 06/15/2030	395,000	335,116
5.95%, 11/15/2052	29,000	29,461
Duke Energy Indiana LLC
2.75%, 04/01/2050	675,000	407,694
4.90%, 07/15/2043	135,000	122,594
Duke Energy Ohio, Inc.
5.55%, 03/15/2054	310,000	299,723
5.65%, 04/01/2053	21,000	20,552
Duke Energy Progress LLC
4.00%, 04/01/2052	225,000	171,952
4.15%, 12/01/2044	900,000	732,317
Edison International
4.13%, 03/15/2028	150,000	145,448
5.25%, 11/15/2028	535,000	536,221
5.25%, 03/15/2032	645,000	638,058
6.95%, 11/15/2029	635,000	678,121
Emera US Finance LP
4.75%, 06/15/2046	54,000	44,716
Energo-Pro AS
8.50%, 02/04/2027*	335,000	338,967
Entergy Texas, Inc.
4.50%, 03/30/2039	101,000	89,583
Evergy, Inc.
2.90%, 09/15/2029	505,000	459,492
Eversource Energy
5.13%, 05/15/2033	365,000	354,614
5.50%, 01/01/2034	355,000	352,182
FirstEnergy Corp.
4.85%, 07/15/2047	59,000	50,323
FirstEnergy Pennsylvania Electric Co.
5.20%, 04/01/2028*	82,000	82,390
FirstEnergy Transmission LLC
4.55%, 04/01/2049*	89,000	74,508
Florida Power & Light Co.
5.15%, 06/15/2029	65,000	65,816
Georgia Power Co.
3.25%, 03/15/2051	89,000	59,991
4.30%, 03/15/2042	300,000	255,096
4.55%, 03/15/2030	425,000	417,835
4.75%, 09/01/2040	195,000	177,626
India Clean Energy Holdings
4.50%, 04/18/2027	200,000	188,990
Interstate Power & Light Co.
3.50%, 09/30/2049	69,000	48,302
Investment Energy Resources, Ltd.
6.25%, 04/26/2029*	200,000	192,578

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Jersey Central Power & Light Co.
5.10%, 01/15/2035*	$ 125,000	$ 121,929
Kentucky Power Co.
7.00%, 11/15/2033*	97,000	102,781
Liberty Utilities Finance GP 1
2.05%, 09/15/2030*	54,000	45,289
Monongahela Power Co.
5.85%, 02/15/2034*	110,000	112,440
Narragansett Electric Co.
5.35%, 05/01/2034*	43,000	42,870
National Rural Utilities Cooperative Finance Corp.
4.12%, 09/16/2027	70,000	69,057
New York State Electric & Gas Corp.
5.85%, 08/15/2033*	65,000	66,449
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/2027	50,000	47,245
2.25%, 06/01/2030	195,000	168,597
NextEra Energy Operating Partners LP
7.25%, 01/15/2029*	45,000	46,028
Niagara Mohawk Power Corp.
5.29%, 01/17/2034*	150,000	146,668
NRG Energy, Inc.
3.63%, 02/15/2031*	75,000	65,585
NSTAR Electric Co.
5.40%, 06/01/2034	295,000	296,457
Oglethorpe Power Corp.
5.80%, 06/01/2054*	55,000	53,963
Ohio Edison Co.
5.50%, 01/15/2033*	355,000	354,836
Oncor Electric Delivery Co. LLC
4.15%, 06/01/2032	48,000	44,883
Pacific Gas & Electric Co.
2.50%, 02/01/2031	1,255,000	1,073,122
3.95%, 12/01/2047	105,000	78,395
4.30%, 03/15/2045	81,000	64,635
4.50%, 07/01/2040	40,000	34,532
4.55%, 07/01/2030	175,000	169,365
4.95%, 06/08/2025	52,000	52,017
5.45%, 06/15/2027	84,000	84,962
5.90%, 06/15/2032	90,000	92,387
6.10%, 01/15/2029	810,000	837,927
6.15%, 01/15/2033	580,000	601,990
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/2028*	35,000	32,849
PPL Capital Funding, Inc.
5.25%, 09/01/2034	22,000	21,652
Public Service Co. of Colorado
2.70%, 01/15/2051	147,000	86,920
3.70%, 06/15/2028	107,000	103,259
4.10%, 06/15/2048	45,000	35,101
Public Service Co. of Oklahoma
2.20%, 08/15/2031	77,000	63,695
5.20%, 01/15/2035	410,000	396,933
Public Service Electric & Gas Co.
5.45%, 03/01/2054	325,000	314,740
Public Service Enterprise Group, Inc.
5.45%, 04/01/2034	110,000	109,712
6.13%, 10/15/2033	175,000	182,351
Puget Energy, Inc.
2.38%, 06/15/2028	620,000	565,989
Security Description	Shares or Principal Amount	Value

Electric (continued)
3.65%, 05/15/2025	$ 1,840,000	$ 1,828,733
Puget Sound Energy, Inc.
5.69%, 06/15/2054	36,000	35,277
RWE Finance US LLC
6.25%, 04/16/2054*	150,000	148,147
Southern California Edison Co.
2.75%, 02/01/2032	150,000	128,098
4.00%, 04/01/2047	195,000	150,111
4.88%, 02/01/2027	54,000	54,167
5.20%, 06/01/2034	275,000	272,076
5.85%, 11/01/2027	54,000	55,531
5.88%, 12/01/2053	330,000	328,209
5.95%, 11/01/2032	100,000	104,293
Union Electric Co.
3.90%, 04/01/2052	37,000	28,335
Virginia Electric & Power Co.
2.45%, 12/15/2050	159,000	89,477
5.00%, 04/01/2033	605,000	592,083
5.00%, 01/15/2034	455,000	442,522
5.05%, 08/15/2034	160,000	156,013
5.35%, 01/15/2054	160,000	150,469
5.55%, 08/15/2054	18,000	17,398
Vistra Operations Co. LLC
5.00%, 07/31/2027*	45,000	44,154
Wisconsin Power & Light Co.
5.38%, 03/30/2034	120,000	119,487
Xcel Energy, Inc.
4.60%, 06/01/2032	360,000	342,599
		23,968,304
Electrical Components & Equipment — 0.0%
EnerSys
4.38%, 12/15/2027*	44,000	42,024
Electronics — 0.1%
Allegion US Holding Co., Inc.
5.41%, 07/01/2032	64,000	64,540
5.60%, 05/29/2034	26,000	26,131
Amphenol Corp.
5.05%, 04/05/2029	40,000	40,238
5.25%, 04/05/2034	23,000	23,068
5.38%, 11/15/2054	25,000	23,765
Honeywell International, Inc.
4.25%, 01/15/2029	51,000	50,301
4.95%, 09/01/2031	46,000	46,019
5.25%, 03/01/2054	54,000	50,570
Imola Merger Corp.
4.75%, 05/15/2029*	30,000	28,449
Trimble, Inc.
6.10%, 03/15/2033	33,000	34,267
TTM Technologies, Inc.
4.00%, 03/01/2029*	40,000	37,118
Vontier Corp.
2.95%, 04/01/2031	100,000	85,877
		510,343
Engineering & Construction — 0.2%
International Airport Finance SA
12.00%, 03/15/2033*	880,683	938,772
MasTec, Inc.
5.90%, 06/15/2029	42,000	42,752
		981,524

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Entertainment — 0.5%
Caesars Entertainment, Inc.
4.63%, 10/15/2029*	$ 25,000	$ 23,407
6.50%, 02/15/2032*	4,000	4,018
Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.
8.00%, 08/01/2030*	20,000	20,560
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029*	35,000	33,407
WarnerMedia Holdings, Inc.
4.05%, 03/15/2029	350,000	325,657
4.28%, 03/15/2032	1,308,000	1,152,619
5.05%, 03/15/2042	380,000	305,095
5.14%, 03/15/2052	1,154,000	857,427
5.39%, 03/15/2062	515,000	378,690
		3,100,880
Environmental Control — 0.5%
Clean Harbors, Inc.
4.88%, 07/15/2027*	1,175,000	1,151,099
Republic Services, Inc.
1.45%, 02/15/2031	85,000	68,939
4.88%, 04/01/2029	215,000	214,500
5.00%, 11/15/2029	54,000	54,291
5.20%, 11/15/2034	355,000	351,601
Reworld Holding Corp.
5.00%, 09/01/2030	30,000	27,666
Veralto Corp.
5.50%, 09/18/2026	150,000	151,731
Waste Connections, Inc.
2.20%, 01/15/2032	101,000	83,203
Waste Management, Inc.
3.88%, 01/15/2029*	390,000	375,807
4.95%, 07/03/2027	63,000	63,672
4.95%, 03/15/2035	460,000	448,476
		2,990,985
Food — 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
6.50%, 02/15/2028*	40,000	40,526
C&S Group Enterprises LLC
5.00%, 12/15/2028*	62,000	52,502
Cencosud SA
5.95%, 05/28/2031*	430,000	429,307
Conagra Brands, Inc.
5.40%, 11/01/2048	50,000	45,355
7.00%, 10/01/2028	99,000	104,909
Hormel Foods Corp.
4.80%, 03/30/2027	60,000	60,264
Kellanova
7.45%, 04/01/2031	92,000	102,556
Kraft Heinz Foods Co.
4.38%, 06/01/2046	155,000	125,496
4.88%, 10/01/2049	37,000	31,627
Kroger Co.
3.88%, 10/15/2046	18,000	13,470
5.00%, 09/15/2034	29,000	28,087
5.50%, 09/15/2054	54,000	50,861
5.65%, 09/15/2064	54,000	50,677
Mars, Inc.
4.65%, 04/20/2031*	86,000	83,842
Minerva Luxembourg SA
4.38%, 03/18/2031	410,000	344,000
Security Description	Shares or Principal Amount	Value

Food (continued)
NBM US Holdings, Inc.
7.00%, 05/14/2026*	$ 106,000	$ 105,996
Performance Food Group, Inc.
5.50%, 10/15/2027*	29,000	28,755
Sysco Corp.
4.45%, 03/15/2048	76,000	62,049
4.50%, 04/01/2046	84,000	69,672
5.95%, 04/01/2030	20,000	20,832
Tyson Foods, Inc.
5.40%, 03/15/2029	70,000	70,757
		1,921,540
Forest Products & Paper — 0.1%
Georgia-Pacific LLC
0.95%, 05/15/2026*	228,000	216,562
Magnera Corp.
4.75%, 11/15/2029*	27,000	23,978
Suzano Austria GmbH
3.75%, 01/15/2031	120,000	105,905
		346,445
Gas — 0.3%
Brooklyn Union Gas Co.
3.87%, 03/04/2029*	160,000	151,488
6.42%, 07/18/2054*	31,000	32,131
KeySpan Gas East Corp.
5.99%, 03/06/2033*	222,000	225,129
NiSource, Inc.
3.49%, 05/15/2027	270,000	262,815
5.35%, 04/01/2034	70,000	69,420
5.40%, 06/30/2033	265,000	265,261
Southern California Gas Co.
5.60%, 04/01/2054	888,000	867,882
		1,874,126
Hand/Machine Tools — 0.1%
Regal Rexnord Corp.
6.30%, 02/15/2030	255,000	262,311
Stanley Black & Decker, Inc.
4.00%, 03/15/2060	147,000	144,818
		407,129
Healthcare-Products — 0.3%
Agilent Technologies, Inc.
2.30%, 03/12/2031	110,000	93,249
2.75%, 09/15/2029	78,000	70,846
Alcon Finance Corp.
2.75%, 09/23/2026*	270,000	260,944
5.38%, 12/06/2032*	200,000	199,908
GE HealthCare Technologies, Inc.
5.65%, 11/15/2027	100,000	102,486
Medline Borrower LP
3.88%, 04/01/2029*	32,000	29,631
Medline Borrower LP/Medline Co.-Issuer, Inc.
6.25%, 04/01/2029*	10,000	10,105
Smith & Nephew PLC
2.03%, 10/14/2030	360,000	301,725
5.40%, 03/20/2034	205,000	203,488
Solventum Corp.
5.40%, 03/01/2029*	625,000	626,571
STERIS PLC
3.75%, 03/15/2051	154,000	108,560
Stryker Corp.
4.63%, 09/11/2034	64,000	61,060

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Products (continued)
Thermo Fisher Scientific, Inc.
5.00%, 01/31/2029	$ 38,000	$ 38,321
		2,106,894
Healthcare-Services — 0.6%
Centene Corp.
4.63%, 12/15/2029	870,000	822,811
Cigna Group
2.38%, 03/15/2031	32,000	27,097
3.40%, 03/15/2050	112,000	73,611
3.88%, 10/15/2047	29,000	21,123
4.38%, 10/15/2028	32,000	31,369
CommonSpirit Health
3.35%, 10/01/2029	350,000	325,995
Concentra Escrow Issuer Corp.
6.88%, 07/15/2032*	17,000	17,356
Elevance Health, Inc.
6.10%, 10/15/2052	10,000	10,103
HCA, Inc.
3.38%, 03/15/2029	30,000	27,845
3.50%, 09/01/2030	64,000	58,125
3.50%, 07/15/2051	82,000	53,034
4.63%, 03/15/2052	81,000	63,211
5.25%, 06/15/2049	38,000	32,877
5.45%, 04/01/2031	47,000	46,905
Humana, Inc.
4.88%, 04/01/2030	69,000	67,513
5.88%, 03/01/2033	24,000	24,089
Icon Investments Six DAC
5.81%, 05/08/2027	200,000	203,387
Kaiser Foundation Hospitals
2.81%, 06/01/2041	195,000	137,943
3.00%, 06/01/2051	120,000	77,955
Molina Healthcare, Inc.
6.25%, 01/15/2033*	35,000	34,592
Quest Diagnostics, Inc.
5.00%, 12/15/2034	71,000	68,940
UnitedHealth Group, Inc.
1.25%, 01/15/2026	112,000	108,347
2.75%, 05/15/2040	430,000	304,055
3.50%, 08/15/2039	285,000	225,400
4.75%, 05/15/2052	52,000	44,554
4.80%, 01/15/2030	49,000	48,751
4.95%, 01/15/2032	130,000	128,533
4.95%, 05/15/2062	136,000	117,193
5.15%, 07/15/2034	37,000	36,506
5.38%, 04/15/2054	455,000	426,722
5.75%, 07/15/2064	240,000	233,199
6.05%, 02/15/2063	55,000	56,160
		3,955,301
Home Builders — 0.0%
Mattamy Group Corp.
4.63%, 03/01/2030*	25,000	23,258
5.25%, 12/15/2027*	14,000	13,688
		36,946
Insurance — 0.7%
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
6.50%, 10/01/2031*	30,000	29,704
Allstate Corp.
5.05%, 06/24/2029	65,000	65,296
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/2027	$ 115,000	$ 109,945
Aon North America, Inc.
5.30%, 03/01/2031	84,000	84,344
5.75%, 03/01/2054	54,000	52,655
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC
7.88%, 11/01/2029*	30,000	30,406
Arthur J Gallagher & Co.
4.85%, 12/15/2029	109,000	108,500
5.75%, 03/02/2053	59,000	57,894
5.75%, 07/15/2054	19,000	18,675
Athene Global Funding
1.73%, 10/02/2026*	79,000	74,823
2.65%, 10/04/2031*	1,890,000	1,587,169
4.86%, 08/27/2026*	60,000	59,936
5.32%, 11/13/2031*	90,000	88,505
Athene Holding, Ltd.
3.45%, 05/15/2052	25,000	16,088
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance
7.13%, 05/15/2031*	20,000	20,412
Chubb INA Holdings LLC
4.65%, 08/15/2029	88,000	87,687
CNO Global Funding
4.88%, 12/10/2027*	485,000	482,795
Enstar Group, Ltd.
3.10%, 09/01/2031	53,000	45,316
Equitable Financial Life Global Funding
1.30%, 07/12/2026*	99,000	94,009
Equitable Holdings, Inc.
4.35%, 04/20/2028	125,000	122,470
F&G Annuities & Life, Inc.
6.25%, 10/04/2034	18,000	17,462
F&G Global Funding
2.30%, 04/11/2027*	106,000	99,346
First American Financial Corp.
5.45%, 09/30/2034	18,000	17,356
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC
7.25%, 02/15/2031*	30,000	30,486
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/2030*	33,000	34,709
Liberty Mutual Group, Inc.
4.30%, 02/01/2061*	150,000	92,558
Marsh & McLennan Cos., Inc.
4.55%, 11/08/2027	46,000	45,964
4.75%, 03/15/2039	340,000	314,752
Metropolitan Life Global Funding I
5.15%, 03/28/2033*	230,000	227,246
New York Life Global Funding
4.85%, 01/09/2028*	38,000	38,111
Northwestern Mutual Global Funding
4.35%, 09/15/2027*	46,000	45,630
Panther Escrow Issuer LLC
7.13%, 06/01/2031*	30,000	30,300
Prudential Financial, Inc.
5.70%, 09/15/2048	48,000	47,646

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
Willis North America, Inc.
4.65%, 06/15/2027	$ 89,000	$ 88,787
5.90%, 03/05/2054	71,000	69,923
		4,436,905
Internet — 0.4%
Amazon.com, Inc.
3.30%, 04/13/2027	65,000	63,438
3.60%, 04/13/2032	25,000	23,140
3.88%, 08/22/2037	22,000	19,430
4.05%, 08/22/2047	37,000	30,573
4.65%, 12/01/2029	45,000	45,282
Cogent Communications Group LLC
7.00%, 06/15/2027*	17,000	17,082
Cogent Communications Group, Inc./Cogent Communications Finance, Inc.
7.00%, 06/15/2027*	13,000	13,004
Gen Digital, Inc.
5.00%, 04/15/2025*	505,000	503,847
6.75%, 09/30/2027*	523,000	530,871
7.13%, 09/30/2030*	11,000	11,280
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	938,000	921,373
GrubHub Holdings, Inc.
5.50%, 07/01/2027*	31,000	27,218
ION Trading Technologies SARL
5.75%, 05/15/2028*	200,000	189,062
Meta Platforms, Inc.
5.55%, 08/15/2064	26,000	25,346
		2,420,946
Investment Companies — 0.1%
Ares Strategic Income Fund
5.70%, 03/15/2028*	455,000	454,936
Iron/Steel — 0.0%
ATI, Inc.
4.88%, 10/01/2029	24,000	22,861
Cleveland-Cliffs, Inc.
5.88%, 06/01/2027	5,000	4,972
6.25%, 10/01/2040	6,000	5,176
7.00%, 03/15/2032*	30,000	29,463
7.38%, 05/01/2033*	5,000	4,911
Mineral Resources, Ltd.
8.00%, 11/01/2027*	15,000	15,335
8.13%, 05/01/2027*	2,000	2,008
8.50%, 05/01/2030*	20,000	20,401
9.25%, 10/01/2028*	29,000	30,426
Nucor Corp.
4.30%, 05/23/2027	57,000	56,536
Steel Dynamics, Inc.
5.38%, 08/15/2034	29,000	28,748
		220,837
Leisure Time — 0.0%
Carnival Corp.
5.75%, 03/01/2027*	87,000	86,808
6.00%, 05/01/2029*	12,000	11,971
NCL Corp., Ltd.
5.88%, 03/15/2026*	42,000	41,943
7.75%, 02/15/2029*	32,000	33,601
Security Description	Shares or Principal Amount	Value

Leisure Time (continued)
Royal Caribbean Cruises, Ltd.
6.00%, 02/01/2033*	$ 35,000	$ 34,917
		209,240
Lodging — 0.0%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 07/01/2031*	35,000	31,330
5.00%, 06/01/2029*	20,000	18,846
Hyatt Hotels Corp.
5.50%, 06/30/2034	43,000	42,701
Marriott International, Inc.
2.85%, 04/15/2031	82,000	71,634
3.50%, 10/15/2032	68,000	59,990
Station Casinos LLC
6.63%, 03/15/2032*	30,000	29,812
Travel & Leisure Co.
4.50%, 12/01/2029*	10,000	9,339
6.00%, 04/01/2027	22,000	22,004
		285,656
Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp.
4.38%, 08/16/2029	26,000	25,604
4.70%, 11/15/2029	830,000	826,922
4.80%, 01/06/2026	32,000	32,090
5.00%, 05/14/2027	21,000	21,214
		905,830
Machinery-Diversified — 0.2%
AGCO Corp.
5.45%, 03/21/2027	105,000	105,995
5.80%, 03/21/2034	190,000	190,968
John Deere Capital Corp.
4.40%, 09/08/2031	63,000	61,127
4.70%, 06/10/2030	40,000	39,899
4.85%, 06/11/2029	68,000	68,250
4.95%, 07/14/2028	35,000	35,337
5.10%, 04/11/2034	61,000	60,895
nVent Finance SARL
2.75%, 11/15/2031	81,000	67,985
Otis Worldwide Corp.
2.57%, 02/15/2030	565,000	501,878
Westinghouse Air Brake Technologies Corp.
5.61%, 03/11/2034	24,000	24,308
		1,156,642
Media — 1.1%
Belo Corp.
7.75%, 06/01/2027	52,000	54,079
Cable One, Inc.
4.00%, 11/15/2030*	49,000	40,943
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 02/01/2028*	36,000	34,700
6.38%, 09/01/2029*	8,000	7,932
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/2041	65,000	44,541
3.50%, 03/01/2042	2,000	1,359
3.85%, 04/01/2061	56,000	33,745
4.80%, 03/01/2050	100,000	75,116

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media (continued)
5.05%, 03/30/2029	$ 420,000	$ 410,966
5.38%, 05/01/2047	895,000	734,591
6.10%, 06/01/2029	50,000	50,966
6.38%, 10/23/2035	27,000	26,950
6.48%, 10/23/2045	450,000	425,213
6.55%, 06/01/2034	295,000	301,758
Comcast Corp.
2.89%, 11/01/2051	165,000	99,239
3.20%, 07/15/2036	895,000	722,825
3.25%, 11/01/2039	320,000	242,482
3.40%, 04/01/2030	32,000	29,693
4.15%, 10/15/2028	60,000	58,514
4.60%, 10/15/2038	74,000	67,002
5.50%, 05/15/2064	53,000	49,429
7.05%, 03/15/2033	179,000	199,238
Cox Communications, Inc.
2.60%, 06/15/2031*	390,000	328,601
5.45%, 09/15/2028*	49,000	49,508
5.45%, 09/01/2034*	887,000	858,966
5.95%, 09/01/2054*	25,000	23,153
CSC Holdings LLC
5.75%, 01/15/2030*	200,000	113,772
Discovery Communications LLC
3.63%, 05/15/2030	203,000	180,589
3.95%, 06/15/2025	509,000	505,813
Fox Corp.
5.58%, 01/25/2049	52,000	48,320
Paramount Global
4.60%, 01/15/2045	24,000	17,602
4.95%, 05/19/2050	80,000	60,193
5.25%, 04/01/2044	678,000	526,799
5.85%, 09/01/2043	408,000	354,538
6.25%, 02/28/2057	11,000	10,498
6.38%, 03/30/2062	20,000	19,332
Sirius XM Radio, Inc.
3.88%, 09/01/2031*	17,000	14,225
4.00%, 07/15/2028*	40,000	36,854
Time Warner Cable LLC
6.55%, 05/01/2037	88,000	85,085
Univision Communications, Inc.
7.38%, 06/30/2030*	17,000	16,263
8.50%, 07/31/2031*	15,000	14,707
Walt Disney Co.
2.00%, 09/01/2029	63,000	56,022
		7,032,121
Mining — 0.3%
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031*	50,000	45,006
Glencore Funding LLC
5.37%, 04/04/2029*	655,000	660,153
6.38%, 10/06/2030*	635,000	666,899
Hudbay Minerals, Inc.
6.13%, 04/01/2029*	16,000	16,008
Newmont Corp./Newcrest Finance Pty, Ltd.
5.30%, 03/15/2026	28,000	28,197
Rio Tinto Alcan, Inc.
6.13%, 12/15/2033	425,000	448,263
South32 Treasury, Ltd.
4.35%, 04/14/2032*	89,000	81,549
		1,946,075
Security Description	Shares or Principal Amount	Value

Multi-National — 0.0%
International Bank for Reconstruction & Development
3.13%, 11/20/2025	$ 118,000	$ 116,634
Oil & Gas — 2.1%
Aker BP ASA
5.80%, 10/01/2054*	685,000	620,447
Apache Corp.
4.38%, 10/15/2028	39,000	37,617
5.35%, 07/01/2049	149,000	123,823
6.00%, 01/15/2037	35,000	34,637
Baytex Energy Corp.
7.38%, 03/15/2032*	20,000	19,488
BP Capital Markets America, Inc.
2.94%, 06/04/2051	255,000	157,869
3.54%, 04/06/2027	128,000	125,015
4.81%, 02/13/2033	840,000	812,011
4.89%, 09/11/2033	275,000	266,018
4.99%, 04/10/2034	260,000	252,872
5.23%, 11/17/2034	155,000	152,657
Canadian Natural Resources, Ltd.
5.00%, 12/15/2029*	43,000	42,521
Chevron Corp.
2.24%, 05/11/2030	112,000	98,643
Chevron USA, Inc.
4.20%, 10/15/2049	49,000	39,440
Comstock Resources, Inc.
5.88%, 01/15/2030*	19,000	17,720
6.75%, 03/01/2029*	4,000	3,899
ConocoPhillips Co.
3.80%, 03/15/2052	8,000	5,840
4.03%, 03/15/2062	280,000	202,321
4.70%, 01/15/2030	511,000	505,367
5.50%, 01/15/2055	97,000	92,237
5.65%, 01/15/2065	190,000	179,583
5.70%, 09/15/2063	660,000	632,693
Coterra Energy, Inc.
5.40%, 02/15/2035	220,000	213,332
5.90%, 02/15/2055	58,000	54,709
Crescent Energy Finance LLC
7.38%, 01/15/2033*	11,000	10,683
7.63%, 04/01/2032*	11,000	10,943
Devon Energy Corp.
5.75%, 09/15/2054	34,000	30,845
Diamondback Energy, Inc.
4.40%, 03/24/2051	78,000	60,434
5.75%, 04/18/2054	35,000	32,845
5.90%, 04/18/2064	275,000	258,151
6.25%, 03/15/2053	239,000	238,421
Ecopetrol SA
4.63%, 11/02/2031	720,000	597,049
4.63%, 11/02/2031	145,000	120,253
7.75%, 02/01/2032	415,000	402,738
8.38%, 01/19/2036	900,000	867,994
Energean Israel Finance, Ltd.
5.88%, 03/30/2031*	175,000	153,562
8.50%, 09/30/2033*	240,000	235,512
Eni SpA
5.50%, 05/15/2034*	760,000	751,161
5.95%, 05/15/2054*	200,000	192,015
EOG Resources, Inc.
5.65%, 12/01/2054	260,000	254,608
Helmerich & Payne, Inc.
5.50%, 12/01/2034*	47,000	44,625

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Hess Corp.
7.13%, 03/15/2033	$ 604,000	$ 669,397
7.30%, 08/15/2031	365,000	405,360
HF Sinclair Corp.
5.00%, 02/01/2028	45,000	44,451
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 02/01/2031*	28,000	25,894
7.25%, 02/15/2035*	15,000	14,102
Leviathan Bond, Ltd.
6.50%, 06/30/2027*	460,000	445,076
Nabors Industries, Inc.
7.38%, 05/15/2027*	20,000	19,977
9.13%, 01/31/2030*	5,000	5,085
Nabors Industries, Ltd.
7.50%, 01/15/2028*	10,000	9,260
Occidental Petroleum Corp.
4.40%, 04/15/2046	13,000	9,642
5.20%, 08/01/2029	46,000	45,639
6.13%, 01/01/2031	64,000	65,486
6.38%, 09/01/2028	62,000	63,925
6.45%, 09/15/2036	35,000	35,831
Patterson-UTI Energy, Inc.
5.15%, 11/15/2029	55,000	53,630
7.15%, 10/01/2033	210,000	220,058
Petroleos Mexicanos
6.38%, 01/23/2045	60,000	40,146
Phillips 66 Co.
5.25%, 06/15/2031	73,000	73,195
Pioneer Natural Resources Co.
5.10%, 03/29/2026	38,000	38,262
Raizen Fuels Finance SA
5.70%, 01/17/2035*	200,000	185,150
Saudi Arabian Oil Co.
5.88%, 07/17/2064*	205,000	191,171
Shell Finance US, Inc.
3.25%, 04/06/2050	475,000	320,036
Shell International Finance BV
2.88%, 11/26/2041	195,000	137,827
3.00%, 11/26/2051	245,000	155,039
Strathcona Resources, Ltd.
6.88%, 08/01/2026*	47,000	47,083
Talos Production, Inc.
9.38%, 02/01/2031*	18,000	18,349
TotalEnergies Capital SA
5.28%, 09/10/2054	150,000	138,682
5.43%, 09/10/2064	562,000	521,226
5.64%, 04/05/2064	639,000	610,779
Valaris, Ltd.
8.38%, 04/30/2030*	28,000	28,295
Vital Energy, Inc.
7.88%, 04/15/2032*	23,000	22,130
Wildfire Intermediate Holdings LLC
7.50%, 10/15/2029*	30,000	28,867
Woodside Finance, Ltd.
5.10%, 09/12/2034	46,000	43,757
		13,685,405
Oil & Gas Services — 0.0%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028*	15,000	14,920
6.63%, 09/01/2032*	15,000	14,981
Security Description	Shares or Principal Amount	Value

Oil & Gas Services (continued)
6.88%, 04/01/2027*	$ 4,000	$ 4,021
Halliburton Co.
4.75%, 08/01/2043	52,000	45,304
Kodiak Gas Services LLC
7.25%, 02/15/2029*	30,000	30,601
		109,827
Packaging & Containers — 0.2%
Amcor Flexibles North America, Inc.
2.69%, 05/25/2031	42,000	36,092
Ball Corp.
6.00%, 06/15/2029	1,030,000	1,037,466
Clydesdale Acquisition Holdings, Inc.
8.75%, 04/15/2030*	28,000	28,304
Crown Americas LLC
5.25%, 04/01/2030	29,000	28,223
Iris Holding, Inc.
10.00%, 12/15/2028*	30,000	28,513
LABL, Inc.
5.88%, 11/01/2028*	24,000	21,382
9.50%, 11/01/2028*	12,000	12,016
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/2026*	20,000	20,149
Packaging Corp. of America
5.70%, 12/01/2033	63,000	64,304
Sonoco Products Co.
4.60%, 09/01/2029	85,000	82,775
5.00%, 09/01/2034	42,000	39,827
		1,399,051
Pharmaceuticals — 0.9%
AbbVie, Inc.
4.05%, 11/21/2039	118,000	100,811
4.25%, 11/21/2049	97,000	78,865
4.95%, 03/15/2031	283,000	282,943
5.40%, 03/15/2054	195,000	187,698
Astrazeneca Finance LLC
4.85%, 02/26/2029	83,000	83,171
4.88%, 03/03/2028	75,000	75,441
4.90%, 03/03/2030	79,000	79,319
Becton Dickinson & Co.
4.30%, 08/22/2032	31,000	29,189
4.69%, 02/13/2028	75,000	74,630
Bristol-Myers Squibb Co.
2.95%, 03/15/2032	52,000	45,280
3.25%, 08/01/2042	24,000	17,620
5.55%, 02/22/2054	315,000	305,575
5.75%, 02/01/2031	77,000	80,085
Cardinal Health, Inc.
4.50%, 11/15/2044	12,000	9,884
4.60%, 03/15/2043	129,000	109,845
5.00%, 11/15/2029	750,000	745,326
5.13%, 02/15/2029	31,000	31,066
5.75%, 11/15/2054	25,000	23,927
Cencora, Inc.
4.30%, 12/15/2047	46,000	37,101
4.85%, 12/15/2029	636,000	631,866
5.13%, 02/15/2034	81,000	79,504
CVS Health Corp.
1.75%, 08/21/2030	140,000	113,963
1.88%, 02/28/2031	190,000	153,165
2.13%, 09/15/2031	145,000	116,130
3.25%, 08/15/2029	395,000	359,608

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pharmaceuticals (continued)
3.75%, 04/01/2030	$ 210,000	$ 192,352
4.78%, 03/25/2038	379,000	327,711
5.05%, 03/25/2048	265,000	218,505
5.13%, 07/20/2045	57,000	47,889
5.55%, 06/01/2031	21,000	20,846
6.75%, 12/10/2054	195,000	191,205
7.00%, 03/10/2055	367,000	368,231
Eli Lilly & Co.
4.15%, 08/14/2027	21,000	20,886
4.20%, 08/14/2029	160,000	156,650
4.60%, 08/14/2034	110,000	105,609
4.70%, 02/27/2033	50,000	49,005
5.05%, 08/14/2054	20,000	18,526
Endo Finance Holdings, Inc.
8.50%, 04/15/2031*	18,000	19,072
HLF Financing Sarl LLC/Herbalife International, Inc.
4.88%, 06/01/2029*	50,000	35,000
12.25%, 04/15/2029*	30,000	31,345
Johnson & Johnson
4.80%, 06/01/2029	53,000	53,519
Novartis Capital Corp.
4.00%, 09/18/2031	42,000	40,004
Pfizer Investment Enterprises Pte., Ltd.
4.75%, 05/19/2033	60,000	58,301
5.11%, 05/19/2043	39,000	36,610
5.30%, 05/19/2053	59,000	55,243
5.34%, 05/19/2063	28,000	25,702
Viatris, Inc.
3.85%, 06/22/2040	26,000	19,497
4.00%, 06/22/2050	89,000	60,638
Wyeth LLC
5.95%, 04/01/2037	33,000	34,450
Zoetis, Inc.
5.60%, 11/16/2032	32,000	32,992
		6,071,800
Pipelines — 1.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 01/15/2028*	29,000	28,772
Columbia Pipelines Holding Co. LLC
5.10%, 10/01/2031*	148,000	144,407
6.04%, 08/15/2028*	345,000	353,256
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030*	65,000	66,905
6.04%, 11/15/2033*	400,000	410,320
Delek Logistics Partners LP/Delek Logistics Finance Corp.
8.63%, 03/15/2029*	25,000	25,848
EIG Pearl Holdings SARL
3.55%, 08/31/2036*	395,000	338,261
Enbridge, Inc.
3.13%, 11/15/2029	330,000	302,101
5.63%, 04/05/2034	475,000	477,797
Energy Transfer LP
4.95%, 05/15/2028	47,000	46,917
5.15%, 02/01/2043	66,000	58,159
5.25%, 07/01/2029	155,000	155,738
5.40%, 10/01/2047	101,000	90,741
6.40%, 12/01/2030	485,000	512,467
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
Enterprise Products Operating LLC
3.30%, 02/15/2053	$ 135,000	$ 88,745
3.70%, 01/31/2051	19,000	13,613
EQM Midstream Partners LP
7.50%, 06/01/2027*	3,000	3,059
7.50%, 06/01/2030*	15,000	15,957
Galaxy Pipeline Assets Bidco, Ltd.
2.16%, 03/31/2034*	189,701	162,605
2.63%, 03/31/2036*	420,000	341,920
2.94%, 09/30/2040*	179,948	142,157
Genesis Energy LP/Genesis Energy Finance Corp.
7.88%, 05/15/2032	5,000	4,897
8.00%, 01/15/2027	6,000	6,104
8.00%, 05/15/2033	26,000	25,444
8.25%, 01/15/2029	15,000	15,148
Gray Oak Pipeline LLC
3.45%, 10/15/2027*	143,000	136,120
Greensaif Pipelines Bidco SARL
5.85%, 02/23/2036*	350,000	345,470
6.13%, 02/23/2038*	375,000	375,588
Harvest Midstream I LP
7.50%, 09/01/2028*	25,000	25,221
7.50%, 05/15/2032*	25,000	25,456
Hess Midstream Operations LP
4.25%, 02/15/2030*	175,000	161,336
6.50%, 06/01/2029*	805,000	812,959
Howard Midstream Energy Partners LLC
7.38%, 07/15/2032*	15,000	15,238
8.88%, 07/15/2028*	15,000	15,754
ITT Holdings LLC
6.50%, 08/01/2029*	65,000	59,503
Kinder Morgan Energy Partners LP
5.50%, 03/01/2044	48,000	44,487
Kinder Morgan, Inc.
5.10%, 08/01/2029	41,000	40,994
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/2029*	6,000	6,079
8.38%, 02/15/2032*	16,000	16,122
Northern Natural Gas Co.
5.63%, 02/01/2054*	21,000	20,114
NuStar Logistics LP
6.38%, 10/01/2030	22,000	22,060
ONEOK Partners LP
6.65%, 10/01/2036	118,000	125,350
ONEOK, Inc.
4.40%, 10/15/2029	185,000	179,358
5.05%, 11/01/2034	80,000	76,508
5.85%, 11/01/2064	300,000	280,668
6.10%, 11/15/2032	300,000	310,449
7.15%, 01/15/2051	40,000	43,421
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/2043	41,000	32,463
6.65%, 01/15/2037	36,000	37,726
Sabine Pass Liquefaction LLC
5.90%, 09/15/2037	37,000	37,578
Targa Resources Corp.
6.13%, 03/15/2033	160,000	164,960
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	185,000	168,304

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
5.50%, 03/01/2030	$ 38,000	$ 38,119
Western Midstream Operating LP
5.30%, 03/01/2048	41,000	34,821
5.45%, 11/15/2034	63,000	60,853
Whistler Pipeline LLC
5.40%, 09/30/2029*	15,000	14,939
5.70%, 09/30/2031*	265,000	264,612
5.95%, 09/30/2034*	200,000	200,564
Williams Cos., Inc.
5.75%, 06/24/2044	81,000	78,478
		8,103,010
Private Equity — 0.0%
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026*	70,000	67,828
Real Estate — 0.0%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028*	35,000	35,032
8.88%, 09/01/2031*	2,000	2,153
Greystar Real Estate Partners LLC
7.75%, 09/01/2030*	18,000	19,020
Kennedy-Wilson, Inc.
4.75%, 03/01/2029	32,000	28,905
		85,110
REITS — 0.5%
American Tower Corp.
1.45%, 09/15/2026	320,000	302,522
2.30%, 09/15/2031	66,000	54,874
2.70%, 04/15/2031	230,000	198,561
3.13%, 01/15/2027	45,000	43,536
5.00%, 01/31/2030	75,000	74,568
5.20%, 02/15/2029	100,000	100,591
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/2029*	52,000	45,129
Blackstone Mtg. Trust, Inc.
7.75%, 12/01/2029*	19,000	19,532
Crown Castle, Inc.
4.80%, 09/01/2028	730,000	721,729
5.00%, 01/11/2028	177,000	176,842
5.60%, 06/01/2029	110,000	112,128
GLP Capital LP/GLP Financing II, Inc.
5.30%, 01/15/2029	170,000	168,768
Goodman US Finance Six LLC
5.13%, 10/07/2034*	25,000	24,115
Host Hotels & Resorts LP
3.50%, 09/15/2030	47,000	42,565
Iron Mountain, Inc.
6.25%, 01/15/2033*	190,000	189,241
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027*	24,000	23,142
4.75%, 06/15/2029*	5,000	4,715
LXP Industrial Trust
2.38%, 10/01/2031	37,000	30,081
National Health Investors, Inc.
3.00%, 02/01/2031	52,000	44,671
SBA Tower Trust
2.84%, 01/15/2050*	550,000	549,436
Service Properties Trust
5.50%, 12/15/2027	19,000	17,767
8.38%, 06/15/2029	10,000	9,668
Security Description	Shares or Principal Amount	Value

REITS (continued)
8.88%, 06/15/2032	$ 17,000	$ 15,734
Starwood Property Trust, Inc.
6.50%, 07/01/2030*	13,000	13,016
Weyerhaeuser Co.
4.00%, 03/09/2052	35,000	26,384
4.75%, 05/15/2026	72,000	72,005
		3,081,320
Retail — 0.3%
AutoZone, Inc.
4.75%, 08/01/2032	35,000	33,855
4.75%, 02/01/2033	335,000	321,404
5.10%, 07/15/2029	20,000	20,116
5.40%, 07/15/2034	110,000	109,364
6.55%, 11/01/2033	305,000	328,185
Brinker International, Inc.
8.25%, 07/15/2030*	8,000	8,449
CEC Entertainment LLC
6.75%, 05/01/2026*	50,000	49,601
Costco Wholesale Corp.
1.60%, 04/20/2030	46,000	39,369
Darden Restaurants, Inc.
4.35%, 10/15/2027	32,000	31,567
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
6.75%, 01/15/2030*	35,000	32,288
FirstCash, Inc.
4.63%, 09/01/2028*	328,000	310,877
5.63%, 01/01/2030*	8,000	7,707
6.88%, 03/01/2032*	10,000	10,041
Genuine Parts Co.
6.50%, 11/01/2028	64,000	67,198
Home Depot, Inc.
4.90%, 04/15/2029	39,000	39,345
Kohl's Corp.
4.63%, 05/01/2031	46,000	36,805
5.55%, 07/17/2045	44,000	28,323
LBM Acquisition LLC
6.25%, 01/15/2029*	50,000	45,991
Lowe's Cos., Inc.
3.70%, 04/15/2046	33,000	24,416
McDonald's Corp.
3.63%, 09/01/2049	61,000	43,975
4.80%, 08/14/2028	124,000	124,231
Murphy Oil USA, Inc.
3.75%, 02/15/2031*	15,000	13,221
4.75%, 09/15/2029	16,000	15,182
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	74,000	71,805
4.70%, 06/15/2032	95,000	91,774
5.75%, 11/20/2026	40,000	40,692
Park River Holdings, Inc.
6.75%, 08/01/2029*	40,000	35,120
Raising Cane's Restaurants LLC
9.38%, 05/01/2029*	21,000	22,497
Saks Global Enterprises LLC
11.00%, 12/15/2029*	30,000	28,897
Specialty Building Products Holdings LLC/SBP Finance Corp.
7.75%, 10/15/2029*	30,000	30,446
Victra Holdings LLC/Victra Finance Corp.
8.75%, 09/15/2029*	12,000	12,546
		2,075,287

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Semiconductors — 0.8%
Applied Materials, Inc.
4.80%, 06/15/2029	$ 29,000	$ 29,096
Broadcom, Inc.
2.45%, 02/15/2031*	128,000	110,383
3.19%, 11/15/2036*	107,000	86,193
4.15%, 02/15/2028	505,000	496,508
5.05%, 07/12/2029	355,000	356,349
Entegris, Inc.
5.95%, 06/15/2030*	35,000	34,714
Foundry JV Holdco LLC
6.15%, 01/25/2032*	1,275,000	1,286,379
Intel Corp.
3.10%, 02/15/2060	135,000	72,059
3.25%, 11/15/2049	222,000	132,527
3.73%, 12/08/2047	441,000	290,839
5.60%, 02/21/2054	36,000	31,569
5.70%, 02/10/2053	232,000	205,178
5.90%, 02/10/2063	365,000	329,314
Microchip Technology, Inc.
4.90%, 03/15/2028	445,000	443,416
5.05%, 02/15/2030	380,000	377,365
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/2027	265,000	254,785
Qorvo, Inc.
3.38%, 04/01/2031*	630,000	538,809
Texas Instruments, Inc.
4.60%, 02/15/2028	46,000	46,085
		5,121,568
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.
5.75%, 01/15/2035	20,000	19,946
Software — 0.7%
Adobe, Inc.
4.85%, 04/04/2027	27,000	27,189
AppLovin Corp.
5.50%, 12/01/2034	44,000	43,672
Capstone Borrower, Inc.
8.00%, 06/15/2030*	30,000	31,053
Cloud Software Group, Inc.
6.50%, 03/31/2029*	29,000	28,465
8.25%, 06/30/2032*	15,000	15,458
Constellation Software, Inc.
5.46%, 02/16/2034*	265,000	265,611
Fiserv, Inc.
4.40%, 07/01/2049	86,000	70,213
5.15%, 08/12/2034	42,000	41,039
MSCI, Inc.
3.63%, 11/01/2031*	352,000	315,195
Open Text Corp.
3.88%, 02/15/2028*	2,000	1,876
3.88%, 12/01/2029*	28,000	25,328
6.90%, 12/01/2027*	650,000	671,663
Oracle Corp.
2.30%, 03/25/2028	545,000	503,845
2.88%, 03/25/2031	355,000	312,378
2.95%, 04/01/2030	220,000	198,597
3.60%, 04/01/2040	763,000	596,554
3.80%, 11/15/2037	161,000	134,409
3.85%, 04/01/2060	105,000	72,031
4.00%, 11/15/2047	41,000	31,249
4.10%, 03/25/2061	140,000	100,506
Security Description	Shares or Principal Amount	Value

Software (continued)
4.30%, 07/08/2034	$ 39,000	$ 35,851
5.55%, 02/06/2053	18,000	17,006
Rackspace Finance LLC
3.50%, 05/15/2028*	44,460	26,787
Roper Technologies, Inc.
4.90%, 10/15/2034	64,000	61,553
SS&C Technologies, Inc.
5.50%, 09/30/2027*	900,000	891,370
		4,518,898
Telecommunications — 0.7%
AT&T, Inc.
3.50%, 06/01/2041	195,000	149,422
3.65%, 09/15/2059	757,000	501,411
3.80%, 12/01/2057	65,000	44,844
3.85%, 06/01/2060	27,000	18,704
4.50%, 05/15/2035	212,000	196,073
4.90%, 08/15/2037	153,000	144,277
5.40%, 02/15/2034	31,000	31,124
Cisco Systems, Inc.
4.85%, 02/26/2029	84,000	84,494
4.95%, 02/26/2031	445,000	446,596
5.35%, 02/26/2064	240,000	230,056
Corning, Inc.
3.90%, 11/15/2049	36,000	26,977
5.45%, 11/15/2079	50,000	45,238
Network i2i, Ltd.
5.65%, 04/15/2025(2)	400,000	398,941
Rogers Communications, Inc.
5.00%, 02/15/2029	47,000	46,701
Telefonica Emisiones SA
4.90%, 03/06/2048	150,000	127,099
Telesat Canada/Telesat LLC
4.88%, 06/01/2027*	32,000	17,818
T-Mobile USA, Inc.
2.05%, 02/15/2028	605,000	555,595
3.00%, 02/15/2041	212,000	151,186
3.60%, 11/15/2060	55,000	36,296
3.88%, 04/15/2030	130,000	122,328
4.70%, 01/15/2035	340,000	321,575
5.75%, 01/15/2034	195,000	199,921
Verizon Communications, Inc.
2.85%, 09/03/2041	141,000	97,495
3.00%, 11/20/2060	82,000	47,446
3.40%, 03/22/2041	55,000	41,596
3.88%, 03/01/2052	10,000	7,384
4.50%, 08/10/2033	74,000	69,737
Viasat, Inc.
5.63%, 04/15/2027*	20,000	19,358
7.50%, 05/30/2031*	41,000	28,503
Vodafone Group PLC
4.25%, 09/17/2050	21,000	16,294
5.13%, 06/04/2081	29,000	22,035
5.75%, 02/10/2063	39,000	36,756
5.88%, 06/28/2064	137,000	132,556
		4,415,836
Transportation — 0.1%
Burlington Northern Santa Fe LLC
4.15%, 12/15/2048	62,000	49,698
4.45%, 03/15/2043	57,000	49,554
Canadian National Railway Co.
4.38%, 09/18/2034	39,000	36,682

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Transportation (continued)
Canadian Pacific Railway Co.
6.13%, 09/15/2115	$ 43,000	$ 43,004
Cargo Aircraft Management, Inc.
4.75%, 02/01/2028*	81,000	80,347
FedEx Corp. Pass Through Trust
1.88%, 08/20/2035	159,580	132,609
Ryder System, Inc.
5.50%, 06/01/2029	48,000	48,861
		440,755
Trucking & Leasing — 0.1%
GATX Corp.
3.25%, 09/15/2026	62,000	60,349
4.00%, 06/30/2030	21,000	19,880
Penske Truck Leasing Co. LP/PTL Finance Corp.
4.00%, 07/15/2025*	330,000	328,152
5.35%, 03/30/2029*	28,000	28,197
6.05%, 08/01/2028*	62,000	63,823
6.20%, 06/15/2030*	46,000	48,269
		548,670
Total Corporate Bonds & Notes (cost $180,938,603)		173,466,596
ASSET BACKED SECURITIES — 4.2%
Auto Loan Receivables — 0.7%
American Credit Acceptance Receivables Trust
Series 2023-3, Class B 6.09%, 11/12/2027*	272,135	272,729
ARI Fleet Lease Trust
Series 2023-A, Class A2 5.41%, 02/17/2032*	279,229	280,202
Avis Budget Rental Car Funding AESOP LLC
Series 2024-3A, Class B 5.58%, 12/20/2030*	130,000	129,991
Series 2023-7A, Class A 5.90%, 08/21/2028*	315,000	321,670
CPS Auto Receivables Trust
Series 2023-B, Class A 5.91%, 08/16/2027*	174,495	174,869
Credit Acceptance Auto Loan Trust
Series 2024-1A, Class A 5.68%, 03/15/2034*	295,000	298,796
DT Auto Owner Trust
Series 2023-2A, Class B 5.41%, 02/15/2029*	250,000	250,590
Enterprise Fleet Financing LLC
Series 2024-1, Class A3 5.16%, 09/20/2030*	130,000	131,388
Exeter Automobile Receivables Trust
Series 2023-3A, Class B 6.11%, 09/15/2027	110,768	111,119
Flagship Credit Auto Trust
Series 2022-3, Class B 4.69%, 07/17/2028*	444,000	443,321
Series 2023-1, Class B 5.05%, 01/18/2028*	126,000	126,177
Series 2023-2, Class B 5.21%, 05/15/2028*	312,000	312,589
Ford Credit Floorplan Master Owner Trust
Series 2018-4, Class A 4.06%, 11/15/2030	175,000	170,974
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
GLS Auto Receivables Issuer Trust
Series 2024-4A, Class B 4.89%, 04/16/2029*	$ 275,000	$ 274,399
Honda Auto Receivables Owner Trust
Series 2023-2, Class A4 4.91%, 09/17/2029	64,000	64,333
Santander Drive Auto Receivables Trust
Series 2023-1, Class B 4.98%, 02/15/2028	250,168	250,363
Series 2023-3, Class B 5.61%, 07/17/2028	440,000	444,028
SFS Auto Receivables Securitization Trust
Series 2023-1A, Class B 5.71%, 01/22/2030*	215,000	219,298
Toyota Auto Receivables Owner Trust
Series 2023-B, Class A4 4.66%, 09/15/2028	140,000	140,153
Series 2024-A, Class A4 4.77%, 04/16/2029	40,000	40,091
Westlake Automobile Receivables Trust
Series 2023-1A, Class B 5.41%, 01/18/2028*	145,000	145,495
		4,602,575
Credit Card Receivables — 0.2%
American Express Credit Account Master Trust
Series 2023-2, Class A 4.80%, 05/15/2030	250,000	251,748
Series 2023-4, Class A 5.15%, 09/15/2030	410,000	417,195
BA Credit Card Trust
Series 2023-A2, Class A2 4.98%, 11/15/2028	150,000	151,455
WF Card Issuance Trust
Series 2024-A1, Class A 4.94%, 02/15/2029	150,000	151,428
		971,826
Home Equity — 0.1%
GSAA Home Equity Trust
Series 2006-15, Class AF6 6.38%, 09/25/2036(3)	77,858	19,649
GSAA Home Equity Trust FRS
Series 2006-20, Class 2A1A 4.55%, (TSFR1M+0.21%), 12/25/2046	18,778	9,113
Series 2006-20, Class 1A1 4.59%, (TSFR1M+0.25%), 12/25/2046	50,249	14,721
Series 2007-1, Class 1A1 4.61%, (TSFR1M+0.27%), 02/25/2037	266,221	72,759
Series 2006-19, Class A1 4.63%, (TSFR1M+0.29%), 12/25/2036	10,228	2,691
Series 2006-3, Class A3 5.05%, (TSFR1M+0.71%), 03/25/2036	10,292	4,987
Series 2007-5, Class 2A3A 5.09%, (TSFR1M+0.75%), 04/25/2047	86,716	38,155
GSAA Home Equity Trust VRS
Series 2006-10, Class AF3 5.98%, 06/25/2036(1)	252,001	60,934
GSAA Trust
Series 2005-7, Class AF4 5.56%, 05/25/2035(3)	140,751	131,403

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Home Equity (continued)
Morgan Stanley Mtg. Loan Trust FRS
Series 2006-16AX, Class 2A2 4.79%, (TSFR1M+0.45%), 11/25/2036	$ 200,024	$ 55,023
Renaissance Home Equity Loan Trust
Series 2007-1, Class AF5 5.91%, 04/25/2037(3)	338,398	87,934
Series 2006-3, Class AF5 6.12%, 11/25/2036(3)	149,482	53,850
Soundview Home Loan Trust FRS
Series 2007-OPT2, Class 2A3 4.63%, (TSFR1M+0.29%), 07/25/2037	22,020	19,912
Series 2006-3, Class A4 4.95%, (TSFR1M+0.61%), 11/25/2036	197,138	183,058
		754,189
Other Asset Backed Securities — 3.2%
AASET Trust
Series 2020-1A, Class A 3.35%, 01/16/2040*	84,107	80,745
Affirm Asset Securitization Trust
Series 2023-A, Class 1A 6.61%, 01/18/2028*	335,000	335,218
Aligned Data Centers Issuer LLC
Series 2023-1A, Class A2 6.00%, 08/17/2048*	485,000	492,042
Benefit Street Partners CLO X, Ltd. FRS
Series 2016-10A, Class A1RR 6.09%, (TSFR3M+1.47%), 04/20/2034*	680,000	681,357
Benefit Street Partners CLO XXXI, Ltd. FRS
Series 2023-31A, Class B1 6.98%, (TSFR3M+2.35%), 04/25/2036*	515,000	517,796
Blue Owl Asset Leasing Trust LLC
Series 2024-1A, Class B 5.41%, 03/15/2030*	100,000	99,951
Carlyle US CLO, Ltd. FRS
Series 2024-2A, Class A 6.15%, (TSFR3M+1.52%), 04/25/2037*	350,000	352,963
CF Hippolyta Issuer LLC
Series 2021-1A, Class A1 1.53%, 03/15/2061*	94,245	89,349
Series 2020-1, Class A1 1.69%, 07/15/2060*	196,944	192,427
Series 2021-1A, Class B1 1.98%, 03/15/2061*	108,381	101,038
Series 2020-1, Class A2 1.99%, 07/15/2060*	222,969	200,197
Series 2022-1A, Class A1 5.97%, 08/15/2062*	126,050	126,000
Columbia Cent CLO, Ltd. FRS
Series 2018-27A, Class AR 6.08%, (TSFR3M+1.45%), 01/25/2035*	720,000	720,127
DB Master Finance LLC
Series 2021-1A, Class A23 2.79%, 11/20/2051*	1,353,150	1,141,056
DLLAA LLC
Series 2023-1A, Class A3 5.64%, 02/22/2028*	250,000	253,754
Domino's Pizza Master Issuer LLC
Series 2021-1A, Class A2I 2.66%, 04/25/2051*	486,250	441,690
Series 2019-1A, Class A2 3.67%, 10/25/2049*	326,400	302,361
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Series 2018-1A, Class A2I 4.12%, 07/25/2048*	$ 720,100	$ 715,805
Elmwood CLO 19, Ltd. FRS
Series 2022-6A, Class BR 7.05%, (TSFR3M+2.40%), 10/17/2036*	665,000	670,576
Elmwood CLO 23, Ltd. FRS
Series 2023-2A, Class B 6.90%, (TSFR3M+2.25%), 04/16/2036*	450,000	451,788
First Franklin Mtg. Loan Trust FRS
Series 2006-FF12, Class A5 4.76%, (TSFR1M+0.42%), 09/25/2036	323,568	306,462
FirstKey Homes Trust
Series 2022-SFR2, Class A 4.25%, 07/17/2039*	1,042,345	1,021,306
Golub Capital Partners CLO, Ltd. FRS
Series 2023-68A, Class B 7.43%, (TSFR3M+2.80%), 07/25/2036*	400,000	403,666
HSI Asset Securitization Corp. Trust FRS
Series 2006-OPT3, Class 3A4 4.99%, (TSFR1M+0.65%), 02/25/2036	65,938	64,829
Invesco US CLO, Ltd. FRS
Series 2023-2A, Class B 6.92%, (TSFR3M+2.30%), 04/21/2036*	310,000	311,192
Madison Park Funding LXVII, Ltd. FRS
Series 2024-67A, Class A1 6.14%, (TSFR3M+1.51%), 04/25/2037*	870,000	876,446
Morgan Stanley ABS Capital I, Inc. Trust FRS
Series 2006-NC4, Class A2C 4.75%, (TSFR1M+0.41%), 06/25/2036	3,243	2,724
Navient Private Education Refi Loan Trust
Series 2021-FA, Class A 1.11%, 02/18/2070*	335,991	293,379
Series 2023-A, Class A 5.51%, 10/15/2071*	423,873	424,619
New Economy Assets - Phase 1 Sponsor LLC
Series 2021-1, Class A1 1.91%, 10/20/2061*	585,000	539,384
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A 3.84%, 12/25/2025*	51,080	50,234
Octagon 61, Ltd. FRS
Series 2023-2A, Class B 6.97%, (TSFR3M+2.35%), 04/20/2036*	660,000	661,620
PRET LLC
Series 2021-RN2, Class A1 4.74%, 07/25/2051*(3)	259,167	257,650
Series 2021-NPL3, Class A1 4.87%, 07/25/2051*(3)	294,011	293,617
Series 2024-NPL5, Class A1 5.96%, 09/25/2054*(3)	98,717	97,879
Series 2022-NPL1, Class A1 5.98%, 01/25/2052*(3)	546,235	545,862
Pretium Mtg. Credit Partners LLC
Series 2021-RN1, Class A1 4.99%, 02/25/2061*(3)	529,549	528,195
Progress Residential Trust
Series 2024-SFR2, Class A 3.30%, 04/17/2041*	299,349	277,865
Series 2023-SFR1, Class A 4.30%, 03/17/2040*	399,115	388,442
Series 2022-SFR5, Class A 4.45%, 06/17/2039*	183,838	181,454

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Series 2022-SFR7, Class A 4.75%, 10/27/2039*	$ 305,543	$ 303,098
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A 5.00%, 09/15/2048*	675,000	664,177
RR 23, Ltd. FRS
Series 2022-23A, Class A2R 7.31%, (TSFR3M+2.65%), 10/15/2035*	990,000	997,643
Sapphire Aviation Finance II, Ltd.
Series 2020-1A, Class A 3.23%, 03/15/2040*	145,177	136,470
SCF Equipment Leasing LLC
Series 2024-1A, Class B 5.56%, 04/20/2032*	200,000	202,924
Securitized Asset Backed Receivables LLC Trust FRS
Series 2006-HE1, Class A2B 4.63%, (TSFR1M+0.29%), 07/25/2036	136,214	46,818
Stack Infrastructure Issuer LLC
Series 2023-2A, Class A2 5.90%, 07/25/2048*	385,000	389,620
Series 2024-1A, Class A2 5.90%, 03/25/2049*	205,000	208,387
Summit Issuer LLC
Series 2020-1A, Class A2 2.29%, 12/20/2050*	290,000	281,859
Texas Debt Capital CLO, Ltd. FRS
Series 2023-1A, Class B 6.92%, (TSFR3M+2.30%), 04/20/2036*	565,000	567,161
Tricon Residential Trust
Series 2024-SFR1, Class A 4.65%, 04/17/2041*	165,000	161,313
Series 2024-SFR2, Class A 4.75%, 06/17/2040*	134,916	133,204
Series 2023-SFR1, Class A 5.10%, 07/17/2040*	264,756	264,507
Wendy's Funding LLC
Series 2018-1A, Class A2II 3.88%, 03/15/2048*	418,431	400,881
Wingstop Funding LLC
Series 2020-1A, Class A2 2.84%, 12/05/2050*	280,725	262,459
Series 2024-1A, Class A2 5.86%, 12/05/2054*	170,000	170,349
		20,683,935
Total Asset Backed Securities (cost $27,093,218)		27,012,525
COLLATERALIZED MORTGAGE OBLIGATIONS — 8.0%
Commercial and Residential — 6.6%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A2 3.90%, 08/10/2035*	1,440,000	1,421,022
280 Park Avenue Mtg. Trust FRS
Series 2017-280P, Class E 6.90%, (TSFR1M+2.42%), 09/15/2034*	339,000	319,427
Adjustable Rate Mtg. Trust FRS
Series 2005-10, Class 6A21 4.95%, (TSFR1M+0.61%), 01/25/2036	41,718	38,488
Series 2005-9, Class 5A1 4.99%, (TSFR1M+0.65%), 11/25/2035	1,542	1,538
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Alternative Loan Trust
Series 2005-64CB, Class 3A1 5.50%, 12/25/2035	$ 71,177	$ 50,104
Series 2006-9T1, Class A1 5.75%, 05/25/2036	90,803	33,907
Alternative Loan Trust FRS
Series 2005-72, Class A1 4.99%, (TSFR1M+0.65%), 01/25/2036	48,294	43,098
Series 2005-56, Class 5A1 5.09%, (TSFR1M+0.75%), 11/25/2035	22,404	19,247
Series 2005-64CB, Class 1A12 5.25%, (TSFR1M+0.91%), 12/25/2035	35,224	29,795
American Home Mtg. Assets Trust FRS
Series 2006-3, Class 2A11 5.77%, (12 MTA+0.94%), 10/25/2046	32,307	21,090
Angel Oak Mtg. Trust VRS
Series 2020-R1, Class A1 0.99%, 04/25/2053*(1)	130,082	122,658
Series 2021-2, Class A1 0.99%, 04/25/2066*(1)	214,516	182,462
Series 2021-3, Class A1 1.07%, 05/25/2066*(1)	408,379	346,008
Series 2021-8, Class A1 1.82%, 11/25/2066*(1)	358,015	310,914
Series 2019-5, Class A1 2.59%, 10/25/2049*(1)	40,371	39,493
Banc of America Funding Trust FRS
Series 2007-1, Class TA1A 4.51%, (TSFR1M+0.17%), 01/25/2037	5,456	4,826
Series 2007-A, Class 2A5 4.94%, (TSFR1M+0.57%), 02/20/2047	94,326	85,947
BANK
Series 2017-BNK8, Class A4 3.49%, 11/15/2050	470,000	441,490
BANK VRS
Series 2018-BN14, Class XA 0.50%, 09/15/2060(1)(4)	8,252,353	120,124
Series 2019-BN24, Class XA 0.63%, 11/15/2062(1)(4)	2,216,709	60,681
Series 2019-BN23, Class XA 0.68%, 12/15/2052(1)(4)	6,713,594	187,080
Series 2017-BNK8, Class XA 0.71%, 11/15/2050(1)(4)	6,951,936	115,097
Series 2019-BN20, Class XA 0.81%, 09/15/2062(1)(4)	4,069,943	126,409
Series 2019-BN18, Class XA 0.88%, 05/15/2062(1)(4)	2,837,524	88,932
Series 2023-BNK45, Class XA 1.00%, 02/15/2056(1)(4)	1,205,164	69,838
Series 2020-BN28, Class XA 1.76%, 03/15/2063(1)(4)	4,673,413	367,137
BBCMS Mtg. Trust VRS
Series 2024-C24, Class XA 1.62%, 02/15/2057(1)(4)	1,610,671	164,852
BCAP LLC Trust FRS
Series 2006-AA2, Class A1 4.79%, (TSFR1M+0.45%), 01/25/2037	8,172	7,382
Bear Stearns ALT-A Trust FRS
Series 2006-1, Class 11A1 4.93%, (TSFR1M+0.59%), 02/25/2036	15,788	14,728
Series 2005-10, Class 11A1 4.95%, (TSFR1M+0.61%), 01/25/2036	46,966	43,850

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Bear Stearns Mtg. Funding Trust FRS
Series 2006-AR3, Class 1A1 4.81%, (TSFR1M+0.47%), 10/25/2036	$ 28,927	$ 25,678
Series 2007-AR1, Class 2A3 4.85%, (TSFR1M+0.51%), 02/25/2037	79,235	74,428
Benchmark Mtg. Trust
Series 2019-B11, Class A2 3.41%, 05/15/2052	83,821	83,038
Benchmark Mtg. Trust VRS
Series 2018-B4, Class XA 0.47%, 07/15/2051(1)(4)	3,876,834	48,455
Series 2018-B1, Class XA 0.53%, 01/15/2051(1)(4)	1,676,443	21,892
Series 2018-B8, Class XA 0.62%, 01/15/2052(1)(4)	8,245,727	159,187
Series 2019-B12, Class XA 1.07%, 08/15/2052(1)(4)	1,854,144	59,137
Series 2019-B10, Class XA 1.22%, 03/15/2062(1)(4)	4,776,921	205,141
Series 2020-B22, Class XA 1.51%, 01/15/2054(1)(4)	2,149,136	151,939
Series 2020-B18, Class XA 1.78%, 07/15/2053(1)(4)	1,208,914	63,434
BOCA Commercial Mtg. Trust FRS
Series 2024-BOCA, Class B 6.74%, (TSFR1M+2.34%), 08/15/2041*	670,000	670,627
BPR Trust FRS
Series 2022-STAR, Class A 7.63%, (TSFR1M+3.23%), 08/15/2039*	510,000	509,845
BPR Trust VRS
Series 2024-PMDW, Class B 5.85%, 11/05/2041*(1)	160,000	159,172
BRAVO Residential Funding Trust VRS
Series 2021-NQM1, Class A1 0.94%, 02/25/2049*(1)	120,458	111,465
Series 2021-NQM2, Class A1 0.97%, 03/25/2060*(1)	87,534	84,350
Bunker Hill Loan Depositary Trust
Series 2019-2, Class A1 2.88%, 07/25/2049*(3)	227,158	219,833
BX Commercial Mtg. Trust FRS
Series 2019-IMC, Class A 5.44%, (TSFR1M+1.05%), 04/15/2034*	94,196	93,505
BX Trust FRS
Series 2022-PSB, Class A 6.85%, (TSFR1M+2.45%), 08/15/2039*	268,248	269,503
Series 2024-PAT, Class B 7.44%, (TSFR1M+3.04%), 03/15/2041*	67,000	67,145
CAMB Commercial Mtg. Trust FRS
Series 2019-LIFE, Class F 7.25%, (TSFR1M+2.85%), 12/15/2037*	675,000	670,356
CD Mtg. Trust VRS
Series 2016-CD2, Class A4 3.53%, 11/10/2049(1)	1,300,000	1,246,164
Chase Mtg. Finance Corp. VRS
Series 2016-SH2, Class M2 3.75%, 12/25/2045*(1)	81,198	73,259
Chase Mtg. Finance Trust
Series 2005-S3, Class A10 5.50%, 11/25/2035	89,828	63,923
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Chase Mtg. Finance Trust VRS
Series 2005-A1, Class 2A2 5.02%, 12/25/2035(1)	$ 45,414	$ 42,605
CHL Mtg. Pass Through Trust FRS
Series 2005-2, Class 2A3 5.13%, (TSFR1M+0.79%), 03/25/2035	21,805	20,112
CHL Mtg. Pass Through Trust VRS
Series 2005-HYB7, Class 6A1 4.62%, 11/20/2035(1)	10,715	9,707
Series 2007-HY4, Class 1A1 4.94%, 09/25/2047(1)	56,665	51,010
Series 2005-HYB3, Class 2A2A 5.68%, 06/20/2035(1)	20,447	19,086
Citigroup Commercial Mtg. Trust
Series 2015-P1, Class A5 3.72%, 09/15/2048	1,029,000	1,020,406
Citigroup Commercial Mtg. Trust VRS
Series 2015-GC29, Class XA 1.01%, 04/10/2048(1)(4)	1,549,584	15
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2018-RP3, Class A1 3.25%, 03/25/2061*(1)	235,531	229,180
COLT Mtg. Loan Trust VRS
Series 2021-1, Class A1 0.91%, 06/25/2066*(1)	350,408	293,252
Series 2021-3, Class A1 0.96%, 09/27/2066*(1)	635,104	507,853
Series 2022-5, Class A1 4.55%, 04/25/2067*(1)	735,218	717,124
Commercial Mtg. Trust
Series 2022-HC, Class A 2.82%, 01/10/2039*	186,000	170,725
Series 2013-300P, Class A1 4.35%, 08/10/2030*	685,000	661,876
Commercial Mtg. Trust VRS
Series 2022-HC, Class D 3.90%, 01/10/2039*(1)	190,000	165,676
Connecticut Avenue Securities Trust FRS
Series 2024-R01, Class 1M2 6.37%, (SOFR30A+1.80%), 01/25/2044*	110,000	111,015
Series 2024-R02, Class 1M2 6.37%, (SOFR30A+1.80%), 02/25/2044*	146,000	147,314
Series 2019-HRP1, Class M2 6.83%, (SOFR30A+2.26%), 11/25/2039*	33,390	33,551
Series 2023-R05, Class 1M2 7.66%, (SOFR30A+3.10%), 06/25/2043*	275,000	289,733
Series 2021-R01, Class 1B1 7.67%, (SOFR30A+3.10%), 10/25/2041*	132,000	135,664
Series 2022-R01, Class 1B1 7.72%, (SOFR30A+3.15%), 12/25/2041*	311,000	320,577
Series 2016-C07, Class 2M2 9.03%, (SOFR30A+4.46%), 05/25/2029	220,985	229,714
CSAIL Commercial Mtg. Trust
Series 2019-C17, Class A2 3.00%, 09/15/2052	4,025	3,910
Series 2015-C3, Class A3 3.45%, 08/15/2048	405,689	403,795
Series 2015-C1, Class A4 3.51%, 04/15/2050	319,979	319,097
CSAIL Commercial Mtg. Trust VRS
Series 2015-C2, Class XA 0.67%, 06/15/2057(1)(4)	6,239,488	5,365

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2016-C6, Class XA 1.85%, 01/15/2049(1)(4)	$ 1,652,116	$ 22,697
CSMC Trust VRS
Series 2021-NQM5, Class A1 0.94%, 05/25/2066*(1)	317,023	260,637
Series 2021-NQM2, Class A1 1.18%, 02/25/2066*(1)	437,059	385,008
Series 2021-NQM8, Class A1 1.84%, 10/25/2066*(1)	394,598	351,839
Series 2017-FHA1, Class A1 3.25%, 04/25/2047*(1)	285,829	255,473
Series 2016-NXSR, Class A4 3.79%, 12/15/2049(1)	1,536,000	1,498,574
Series 2021-RPL4, Class A1 4.10%, 12/27/2060*(1)	233,968	233,225
DBJPM Mtg. Trust
Series 2016-C3, Class A5 2.89%, 08/10/2049	1,625,000	1,571,558
DBJPM Mtg. Trust VRS
Series 2020-C9, Class XA 1.70%, 09/15/2053(1)(4)	938,142	42,404
DC Trust VRS
Series 2024-HLTN, Class A 5.73%, 04/13/2040*(1)	150,000	150,971
Series 2024-HLTN, Class C 7.04%, 04/13/2040*(1)	75,000	75,894
Deephaven Residential Mtg. Trust VRS
Series 2021-2, Class A1 0.90%, 04/25/2066*(1)	136,722	119,298
Deutsche Alt-A Securities Mtg. Loan Trust FRS
Series 2007-RMP1, Class A2 4.75%, (TSFR1M+0.41%), 12/25/2036	55,022	49,936
Series 2007-AR2, Class A1 4.75%, (TSFR1M+0.41%), 03/25/2037	7,044	6,441
DSLA Mtg. Loan Trust FRS
Series 2006-AR1, Class 1A1A 5.75%, (12 MTA+0.92%), 03/19/2046	109,156	92,603
Ellington Financial Mtg. Trust VRS
Series 2021-2, Class A1 0.93%, 06/25/2066*(1)	154,791	126,181
GCAT Trust VRS
Series 2021-NQM2, Class A1 1.04%, 05/25/2066*(1)	310,935	260,021
GMACM Mtg. Loan Trust VRS
Series 2006-AR1, Class 1A1 3.79%, 04/19/2036(1)	99,194	80,509
Series 2005-AR5, Class 4A1 4.74%, 09/19/2035(1)	10,466	9,013
GreenPoint Mtg. Funding Trust FRS
Series 2005-AR4, Class 3A1 6.23%, (12MTA+1.40%), 10/25/2045	72,642	54,665
GS Mtg. Securities Corp. II
Series 2005-ROCK, Class A 5.37%, 05/03/2032*	155,000	154,930
GS Mtg. Securities Corp. II VRS
Series 2024-70P, Class B 5.70%, 03/10/2041*(1)	485,000	479,841
GS Mtg. Securities Corp. Trust
Series 2012-BWTR, Class A 2.95%, 11/05/2034*	1,280,197	1,060,313
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
GS Mtg. Securities Trust
Series 2017-GS7, Class A4 3.43%, 08/10/2050	$ 1,255,000	$ 1,192,713
Series 2015-GS1, Class A3 3.73%, 11/10/2048	1,307,000	1,285,049
GS Mtg. Securities Trust VRS
Series 2020-GC45, Class XA 0.65%, 02/13/2053(1)(4)	4,946,962	121,865
GSR Mtg. Loan Trust FRS
Series 2007-1F, Class 4A1 4.75%, (TSFR1M+0.41%), 01/25/2037	289,846	64,713
GSR Mtg. Loan Trust VRS
Series 2006-AR1, Class 2A1 4.74%, 01/25/2036(1)	2,434	2,163
Series 2006-AR1, Class 2A4 4.74%, 01/25/2036(1)	31,507	27,508
Series 2005-AR5, Class 2A3 5.29%, 10/25/2035(1)	42,004	22,059
HarborView Mtg. Loan Trust FRS
Series 2006-12, Class 2A2A 4.86%, (TSFR1M+0.49%), 01/19/2038	4,716	4,137
Series 2006-12, Class 2A13 4.96%, (TSFR1M+0.59%), 12/19/2036	107,545	99,843
IndyMac Index Mtg. Loan Trust FRS
Series 2005-AR14, Class 1A1A 5.01%, (TSFR1M+0.67%), 07/25/2035	2,606	1,872
IndyMac Index Mtg. Loan Trust VRS
Series 2007-AR9, Class 2A1 4.02%, 04/25/2037(1)	98,102	59,337
Series 2006-AR3, Class 1A1 4.37%, 12/25/2036(1)	87,669	68,126
JPMDB Commercial Mtg. Securities Trust
Series 2016-C4, Class A3 3.14%, 12/15/2049	1,110,000	1,059,768
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2020-NNN, Class AFX 2.81%, 01/16/2037*	305,000	271,465
Series 2017-JP5, Class A5 3.72%, 03/15/2050	1,355,000	1,314,215
JPMorgan Mtg. Trust VRS
Series 2006-A3, Class 3A2 4.51%, 05/25/2036(1)	33,507	27,094
Legacy Mtg. Asset Trust
Series 2021-GS2, Class A1 4.75%, 04/25/2061*(3)	214,720	214,649
Series 2021-GS3, Class A1 4.75%, 07/25/2061*(3)	303,996	303,612
Lehman XS Trust FRS
Series 2006-16N, Class A4A 4.83%, (TSFR1M+0.49%), 11/25/2046	171,266	149,347
MASTR Adjustable Rate Mtg. Trust VRS
Series 2004-13, Class 3A7 6.42%, 11/21/2034(1)	18,277	17,210
Merrill Lynch Mtg. Investors Trust VRS
Series 2005-A4, Class 1A 5.60%, 07/25/2035(1)	86,350	36,474
MetLife Securitization Trust VRS
Series 2017-1A, Class A 3.00%, 04/25/2055*(1)	102,742	96,963
MFA Trust VRS
Series 2020-NQM3, Class A1 1.01%, 01/26/2065*(1)	32,432	30,125

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2021-NQM2, Class A1 1.03%, 11/25/2064*(1)	$ 213,257	$ 186,489
Series 2021-NQM1, Class A1 1.15%, 04/25/2065*(1)	151,110	139,550
Mill City Mtg. Loan Trust VRS
Series 2019-GS1, Class A1 2.75%, 07/25/2059*(1)	418,817	406,084
Morgan Stanley Capital I Trust VRS
Series 2017-H1, Class XA 1.30%, 06/15/2050(1)(4)	1,396,849	27,814
New Residential Mtg. Loan Trust FRS
Series 2017-5A, Class A1 5.95%, (TSFR1M+1.61%), 06/25/2057*	242,062	246,037
New Residential Mtg. Loan Trust VRS
Series 2021-NQ2R, Class A1 0.94%, 10/25/2058*(1)	107,323	100,678
Series 2019-NQM4, Class A1 2.49%, 09/25/2059*(1)	65,767	61,671
Series 2019-5A, Class A1B 3.50%, 08/25/2059*(1)	231,720	215,313
Series 2016-2A, Class A1 3.75%, 11/26/2035*(1)	268,648	254,733
Series 2016-4A, Class A1 3.75%, 11/25/2056*(1)	261,841	245,135
Series 2017-4A, Class A1 4.00%, 05/25/2057*(1)	284,502	269,605
Series 2018-5A, Class A1 4.75%, 12/25/2057*(1)	204,218	199,620
NMLT Trust VRS
Series 2021-INV1, Class A1 1.19%, 05/25/2056*(1)	645,322	541,717
Nomura Asset Acceptance Corp. Alternative Loan Trust VRS
Series 2006-AF1, Class 3A1 4.93%, 06/25/2036(1)	59,176	42,204
OBX Trust VRS
Series 2021-NQM3, Class A1 1.05%, 07/25/2061*(1)	895,374	720,855
Series 2021-NQM1, Class A1 1.07%, 02/25/2066*(1)	417,477	355,092
Series 2021-NQM2, Class A1 1.10%, 05/25/2061*(1)	500,818	406,020
Series 2021-NQM4, Class A1 1.96%, 10/25/2061*(1)	183,946	151,936
One Bryant Park Trust
Series 2019-OBP, Class A 2.52%, 09/15/2054*	670,000	585,097
PRPM LLC
Series 2021-5, Class A1 4.79%, 06/25/2026*(3)	392,494	390,747
Series 2021-4, Class A1 4.87%, 04/25/2026*(3)	382,270	381,434
Series 2021-9, Class A1 5.36%, 10/25/2026*(3)	615,402	613,721
Series 2024-6, Class A1 5.70%, 11/25/2029*(3)	109,164	109,175
Series 2020-6, Class A1 6.36%, 11/25/2025*(3)	94,501	94,777
RALI Series Trust
Series 2005-QS17, Class A9 6.00%, 12/25/2035	27,721	23,259
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
RALI Series Trust FRS
Series 2006-QA3, Class A2 5.05%, (TSFR1M+0.71%), 04/25/2036	$ 240,175	$ 205,918
RFMSI Series Trust VRS
Series 2007-SA2, Class 2A1 5.44%, 04/25/2037(1)	8,226	6,981
ROCK Trust
Series 2024-CNTR, Class B 5.93%, 11/13/2041*	100,000	100,094
SG Commercial Mtg. Securities Trust
Series 2020-COVE, Class A 2.63%, 03/15/2037*	1,225,000	1,143,145
Shellpoint Co-Originator Trust VRS
Series 2017-2, Class A1 3.50%, 10/25/2047*(1)	21,822	19,476
STAR Trust VRS
Series 2021-1, Class A1 1.22%, 05/25/2065*(1)	278,835	258,052
Starwood Mtg. Residential Trust VRS
Series 2021-2, Class A1 0.94%, 05/25/2065*(1)	96,075	89,014
Series 2021-6, Class A1 1.92%, 11/25/2066*(1)	588,034	507,451
Structured Adjustable Rate Mtg. Loan Trust FRS
Series 2004-13, Class A2 4.75%, (TSFR1M+0.41%), 09/25/2034	10,454	9,375
Structured Asset Mtg. Investments II Trust FRS
Series 2006-AR1, Class 3A1 4.91%, (TSFR1M+0.57%), 02/25/2036	40,407	31,991
Towd Point Mtg. Trust
Series 2023-1, Class A1 3.75%, 01/25/2063*	405,549	384,727
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(1)	1,040,107	875,439
Verus Securitization Trust
Series 2021-7, Class A1 1.83%, 10/25/2066*(3)	858,810	755,932
Verus Securitization Trust VRS
Series 2021-R2, Class A1 0.92%, 02/25/2064*(1)	182,386	165,036
Series 2021-4, Class A1 0.94%, 07/25/2066*(1)	268,851	224,539
Series 2021-2, Class A1 1.03%, 02/25/2066*(1)	152,722	135,753
Series 2021-8, Class A1 1.82%, 11/25/2066*(1)	396,303	352,655
Washington Mutual Mtg. Pass-Through Certs. Trust FRS
Series 2006-AR17, Class 1A 4.26%, (12 MTA+0.82%), 12/25/2046	160,010	132,408
Series 2006-5, Class 1A1 5.05%, (TSFR1M+0.71%), 07/25/2036	35,054	25,304
Series 2006-AR9, Class 1A 5.66%, (12 MTA+0.83%), 11/25/2046	67,351	55,409
Series 2006-AR13, Class 1A 5.71%, (12 MTA+0.88%), 10/25/2046	80,423	67,436
Series 2006-AR15, Class 2A 6.33%, (12 MTA+1.50%), 11/25/2046	34,888	30,472

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Washington Mutual Mtg. Pass-Through Certs. Trust VRS
Series 2007-HY6, Class 1A1 4.22%, 06/25/2037(1)	$ 64,250	$ 55,156
Wells Fargo Commercial Mtg. Trust VRS
Series 2015-NXS3, Class XA 0.86%, 09/15/2057(1)(4)	4,976,689	16,565
Series 2015-NXS1, Class XA 0.95%, 05/15/2048(1)(4)	1,845,168	913
Series 2015-NXS1, Class D 4.07%, 05/15/2048(1)	75,000	69,099
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2006-AR16, Class A1 7.75%, 10/25/2036(1)	20,391	18,902
		42,235,805
U.S. Government Agency — 1.4%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K064, Class X1 0.59%, 03/25/2027(1)(4)	4,578,235	49,775
Series K124, Class X1 0.72%, 12/25/2030(1)(4)	3,465,219	120,403
Series K122, Class X1 0.87%, 11/25/2030(1)(4)	876,639	35,845
Series K121, Class X1 1.02%, 10/25/2030(1)(4)	1,597,216	73,741
Series K104, Class X1 1.11%, 01/25/2030(1)(4)	2,409,052	109,059
Series K114, Class X1 1.11%, 06/25/2030(1)(4)	2,874,541	142,074
Series K111, Class X1 1.57%, 05/25/2030(1)(4)	1,111,393	75,102
Federal Home Loan Mtg. Corp. REMIC
Series 5055, Class DG 1.50%, 12/25/2050	675,369	524,393
Series 4961, Class JB 2.50%, 12/15/2042	296,939	266,268
Series 3883, Class PB 3.00%, 05/15/2041	88,609	83,487
Series 4740, Class BA 3.00%, 09/15/2045	30,117	29,417
Federal Home Loan Mtg. Corp. SCRT
Series 2020-1, Class MA 2.50%, 08/25/2059	254,631	231,794
Series 2019-3, Class MV 3.50%, 10/25/2058	197,897	179,085
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2021-DNA5, Class M2 6.22%, (SOFR30A+1.65%), 01/25/2034*	55,844	56,221
Series 2022-DNA3, Class M1B 7.47%, (SOFR30A+2.90%), 04/25/2042*	310,000	321,043
Series 2021-HQA3, Class B1 7.92%, (SOFR30A+3.35%), 09/25/2041*	845,000	870,408
Series 2022-DNA4, Class M1B 7.92%, (SOFR30A+3.35%), 05/25/2042*	440,000	460,293
Series 2021-DNA6, Class B1 7.97%, (SOFR30A+3.40%), 10/25/2041*	345,000	356,150
Series 2022-HQA1, Class M1B 8.07%, (SOFR30A+3.50%), 03/25/2042*	100,000	104,547
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2023-HQA1, Class M1B 8.07%, (SOFR30A+3.50%), 05/25/2043*	$ 840,000	$ 892,062
Series 2022-HQA3, Class M1B 8.12%, (SOFR30A+3.55%), 08/25/2042*	135,000	141,883
Series 2021-DNA7, Class B1 8.22%, (SOFR30A+3.65%), 11/25/2041*	328,000	340,971
Series 2022-HQA2, Class M1B 8.57%, (SOFR30A+4.00%), 07/25/2042*	335,000	356,805
Series 2022-DNA5, Class M1B 9.07%, (SOFR30A+4.50%), 06/25/2042*	535,000	573,691
Federal National Mtg. Assoc. REMIC
Series 2013-77, Class BP 1.70%, 06/25/2043	27,153	26,816
Series 2012-21, Class PQ 2.00%, 09/25/2041	50,486	46,908
Series 2012-18, Class GA 2.00%, 12/25/2041	90,480	83,198
Series 2015-48, Class QB 3.00%, 02/25/2043	89,150	86,973
Series 2017-16, Class PB 3.00%, 03/25/2047	515,000	438,751
Series 2018-27, Class EA 3.00%, 05/25/2048	240,515	208,502
Series 2018-35, Class CD 3.00%, 05/25/2048	153,036	130,515
Series 2019-45, Class PT 3.00%, 08/25/2049	197,514	174,246
Series 2012-52, Class PA 3.50%, 05/25/2042	76,111	72,164
Series 2018-23, Class LA 3.50%, 04/25/2048	207,262	191,807
Series 2022-90, Class AY 4.50%, 12/25/2041	1,215,000	1,135,324
		8,989,721
Total Collateralized Mortgage Obligations (cost $55,919,834)		51,225,526
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 73.7%
U.S. Government — 44.2%
United States Treasury Bonds
1.13%, 05/15/2040	2,018,000	1,213,687
1.25%, 05/15/2050	8,004,000	3,794,576
1.38%, 11/15/2040(5)	2,996,000	1,854,332
1.38%, 08/15/2050	3,256,000	1,587,691
1.75%, 08/15/2041	1,543,000	999,144
1.88%, 02/15/2041 to 11/15/2051	2,054,000	1,294,414
2.25%, 05/15/2041 to 08/15/2046	4,021,000	2,624,956
2.38%, 02/15/2042 to 05/15/2051	11,592,000	7,432,638
2.50%, 02/15/2046 to 05/15/2046	6,532,000	4,463,115
2.75%, 11/15/2042 to 08/15/2047	981,000	708,105
2.88%, 05/15/2043 to 05/15/2049	4,926,000	3,595,862
3.00%, 05/15/2042 to 02/15/2049	8,609,000	6,414,505
3.00%, 08/15/2052(6)	11,421,000	8,194,184
3.13%, 02/15/2043 to 05/15/2048	2,826,000	2,186,961
3.38%, 05/15/2044 to 11/15/2048	1,656,000	1,318,964
3.63%, 08/15/2043 to 05/15/2053	3,401,000	2,806,486
4.13%, 08/15/2053	1,153,000	1,026,912
4.25%, 02/15/2054 to 08/15/2054	7,271,000	6,635,372
4.38%, 11/15/2039 to 05/15/2040	2,035,000	1,948,663
4.50%, 02/15/2044	500,000	477,235
4.63%, 05/15/2044	225,000	218,128
4.75%, 02/15/2037 to 11/15/2053	5,072,000	5,083,840
5.25%, 11/15/2028 to 02/15/2029	5,086,000	5,256,121

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
5.38%, 02/15/2031	$ 1,289,000	$ 1,351,722
6.38%, 08/15/2027	394,000	414,852
United States Treasury Bonds TIPS
0.25%, 02/15/2050(7)	2,449,401	1,427,332
0.63%, 02/15/2043(7)	1,050,291	768,947
0.75%, 02/15/2045(7)	1,065,658	771,706
1.38%, 02/15/2044(7)	325,054	270,337
United States Treasury Notes
0.25%, 09/30/2025	687,000	667,030
0.38%, 07/31/2027 to 09/30/2027	19,097,000	17,199,490
0.50%, 02/28/2026 to 10/31/2027	18,153,000	16,888,186
0.63%, 07/31/2026 to 08/15/2030	24,683,000	21,684,764
0.75%, 05/31/2026 to 01/31/2028	10,426,000	9,698,137
0.88%, 06/30/2026 to 11/15/2030	6,504,000	5,788,562
1.13%, 02/29/2028 to 02/15/2031	6,670,000	5,810,263
1.25%, 05/31/2028 to 08/15/2031	10,558,000	9,313,341
1.38%, 11/15/2031	2,820,000	2,304,398
1.50%, 08/15/2026 to 02/15/2030	4,472,000	4,271,155
1.63%, 02/15/2026 to 05/15/2031	20,693,000	18,844,344
1.75%, 11/15/2029	2,813,000	2,494,667
1.88%, 07/31/2026 to 02/28/2027	2,317,000	2,218,126
2.00%, 11/15/2026	4,449,000	4,269,957
2.25%, 11/15/2025 to 11/15/2027	5,569,000	5,301,857
2.38%, 05/15/2027 to 05/15/2029	5,029,000	4,677,673
2.63%, 02/15/2029 to 07/31/2029	12,430,000	11,575,268
2.75%, 07/31/2027 to 08/15/2032	6,698,000	6,137,815
2.88%, 05/15/2028 to 05/15/2032	6,487,000	6,007,800
3.00%, 07/15/2025	700,000	695,483
3.50%, 09/30/2026	2,000,000	1,974,808
3.63%, 05/31/2028	3,565,000	3,486,913
3.88%, 08/15/2033	5,569,000	5,300,125
4.00%, 12/15/2027	5,985,000	5,938,972
4.00%, 02/15/2034(6)	4,225,000	4,044,842
4.13%, 11/30/2029 to 11/15/2032	6,877,000	6,718,356
4.25%, 06/30/2029 to 11/15/2034	6,993,000	6,818,392
4.38%, 08/31/2028 to 05/15/2034	6,486,000	6,424,794
4.50%, 05/15/2027 to 11/15/2033	5,462,000	5,442,029
4.63%, 04/30/2029 to 04/30/2031	1,000,000	1,009,018
4.88%, 04/30/2026	500,000	503,883
United States Treasury Notes TIPS
1.75%, 01/15/2034(7)	3,409,242	3,268,368
		282,919,603
U.S. Government Agency — 29.5%
Federal Home Loan Mtg. Corp.
1.50%, 04/01/2037	894,274	766,921
2.00%, 02/01/2036 to 08/01/2052	6,379,310	5,095,530
2.50%, 01/01/2028 to 09/01/2051	907,030	791,419
3.00%, 08/01/2027 to 08/01/2046	1,414,925	1,244,645
3.50%, 11/01/2041 to 02/01/2052	1,350,685	1,211,496
4.00%, 09/01/2040 to 01/01/2050	835,956	777,057
4.50%, 07/01/2045 to 06/01/2052	996,328	948,149
5.00%, 09/01/2031 to 01/01/2053	899,157	871,288
5.50%, 01/01/2036 to 07/01/2054	7,301,559	7,209,490
6.00%, 03/01/2040 to 01/01/2053	398,440	400,555
6.25%, 07/15/2032	206,000	228,305
6.75%, 03/15/2031	100,000	111,906
Federal Home Loan Mtg. Corp. FRS
6.74%, (RFUCCT6M+1.49%), 02/01/2037	3,886	3,940
Federal National Mtg. Assoc.
1.50%, 12/01/2050	1,365,324	1,011,438
1.88%, 09/24/2026	837,000	804,411
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
2.00%, 11/01/2035 to 05/01/2052	$24,595,845	$ 19,330,393
2.50%, 04/01/2028 to 04/01/2052	9,755,369	8,155,702
3.00%, 10/01/2027 to 03/01/2050	2,612,875	2,335,386
3.50%, 08/01/2026 to 02/01/2052	3,840,962	3,455,683
4.00%, 10/01/2040 to 03/01/2049	1,860,465	1,733,554
4.50%, 08/01/2045 to 12/01/2048	750,051	718,019
5.00%, 05/01/2040 to 01/01/2053	757,325	735,067
5.50%, 08/01/2037 to 01/01/2054	1,359,262	1,343,518
6.00%, 11/01/2038 to 11/01/2053	1,362,891	1,371,009
6.50%, 10/01/2037 to 07/01/2054	966,518	987,235
6.63%, 11/15/2030	871,000	967,037
7.25%, 05/15/2030	2,260,000	2,561,423
Federal National Mtg. Assoc. FRS
6.78%, (RFUCCT1Y+1.57%), 05/01/2037	6,296	6,504
6.87%, (RFUCCT1Y+1.83%), 10/01/2040	26,126	26,955
7.24%, (H15T1Y+2.27%), 11/01/2036	16,714	17,356
7.33%, (RFUCCT1Y+1.82%), 10/01/2040	7,530	7,778
Government National Mtg. Assoc.
2.00%, 11/20/2050	1,238,265	992,665
2.00%, January 30 TBA	4,500,000	3,598,242
2.50%, 07/20/2051	929,453	776,752
3.00%, 02/20/2045 to 03/20/2052	980,532	859,316
3.00%, January 30 TBA	20,300,000	17,600,734
3.50%, 03/20/2045 to 07/20/2045	113,814	103,359
3.50%, January 30 TBA	14,300,000	12,781,222
4.00%, 03/15/2039 to 05/20/2048	521,160	489,629
4.50%, 09/15/2033 to 04/20/2047	243,786	235,454
4.50%, January 30 TBA	6,800,000	6,427,062
5.00%, 06/15/2033 to 08/15/2038	166,664	166,277
5.50%, 02/15/2032 to 05/20/2053	1,193,635	1,190,117
6.00%, 04/15/2028 to 12/15/2036	360,639	369,756
6.50%, 09/15/2031 to 12/15/2031	3,964	4,035
Tennessee Valley Authority
4.25%, 09/15/2065	577,000	469,954
Uniform Mtg. Backed Securities
2.00%, January 30 TBA	18,800,000	14,624,344
2.50%, January 30 TBA	7,600,000	6,189,250
3.00%, January 30 TBA	16,000,000	13,587,500
3.50%, January 30 TBA	12,300,000	10,878,326
4.00%, January 30 TBA	10,300,000	9,418,097
4.50%, January 30 TBA	1,300,000	1,222,614
5.50%, January 30 TBA	5,335,000	5,264,303
6.00%, January 30 TBA	15,865,000	15,938,128
		188,416,305
Total U.S. Government & Agency Obligations (cost $511,710,386)		471,335,908
FOREIGN GOVERNMENT OBLIGATIONS — 2.2%
Banks — 0.1%
Bank Gospodarstwa Krajowego
5.38%, 05/22/2033*	200,000	195,232
Development Bank of Japan, Inc.
1.75%, 02/18/2025*	268,000	267,029
Industrial Bank of Korea
1.04%, 06/22/2025*	341,000	334,761
		797,022
Regional(State/Province) — 0.0%
Province of British Columbia Canada
4.20%, 07/06/2033	128,000	121,630
Sovereign — 2.1%
Dominican Republic
5.95%, 01/25/2027	200,000	198,780

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Emirate of Abu Dhabi
1.63%, 06/02/2028		$ 200,000	$ 179,709
Federative Republic of Brazil
10.00%, 01/01/2031	BRL	8,722,000	1,124,959
Government of Bermuda
2.38%, 08/20/2030*		200,000	169,700
5.00%, 07/15/2032*		200,000	192,600
Government of Bulgaria
1.38%, 09/23/2050	EUR	165,000	104,286
4.88%, 05/13/2036	EUR	235,000	266,992
5.00%, 03/05/2037		120,000	112,440
Government of Macedonia
2.75%, 01/18/2025	EUR	410,000	422,974
3.68%, 06/03/2026*	EUR	480,000	489,783
Government of Romania
2.63%, 12/02/2040*	EUR	645,000	425,969
2.75%, 04/14/2041	EUR	1,240,000	830,198
5.75%, 03/24/2035*		200,000	178,455
5.88%, 01/30/2029*		330,000	321,329
7.13%, 01/17/2033		150,000	152,052
Kingdom of Saudi Arabia
2.00%, 07/09/2039	EUR	110,000	88,907
3.45%, 02/02/2061		200,000	121,452
5.00%, 01/18/2053		200,000	169,146
5.75%, 01/16/2054*		285,000	266,161
Republic of Azerbaijan
3.50%, 09/01/2032		200,000	169,302
Republic of Chile
1.25%, 01/22/2051	EUR	255,000	150,521
Republic of Colombia
7.75%, 11/07/2036		675,000	660,082
8.38%, 11/07/2054		455,000	440,736
Republic of Costa Rica
6.55%, 04/03/2034*		245,000	248,797
Republic of Hungary
1.63%, 04/28/2032	EUR	950,000	842,028
5.25%, 06/16/2029		200,000	196,624
5.50%, 03/26/2036*		200,000	187,127
6.13%, 05/22/2028*		435,000	442,194
Republic of Indonesia
1.10%, 03/12/2033	EUR	610,000	517,640
4.75%, 09/10/2034		200,000	189,909
5.10%, 02/10/2054		200,000	184,034
Republic of Kazakhstan
4.71%, 04/09/2035*		200,000	190,647
Republic of Latvia
5.13%, 07/30/2034*		200,000	194,855
Republic of Peru
5.88%, 08/08/2054		175,000	166,747
Republic of Philippines
1.20%, 04/28/2033	EUR	300,000	257,927
1.75%, 04/28/2041	EUR	300,000	223,243
4.38%, 03/05/2030		200,000	193,480
5.50%, 03/30/2026		200,000	201,395
Republic of South Africa
7.10%, 11/19/2036*		200,000	194,938
Republic of Trinidad & Tobago
6.40%, 06/26/2034*		200,000	196,646
Republic of Uruguay
4.38%, 01/23/2031		385,000	373,065
State of Qatar
4.00%, 03/14/2029		200,000	194,905
Security Description	Shares or Principal Amount	Value

Sovereign (continued)
4.40%, 04/16/2050	$ 200,000	$ 169,462
United Mexican States
6.00%, 05/07/2036	455,000	428,170
		13,030,366
Total Foreign Government Obligations (cost $16,334,075)		13,949,018
MUNICIPAL SECURITIES — 0.5%
Chicago Board of Education General Obligation Bonds
6.14%, 12/01/2039	335,000	310,185
6.32%, 11/01/2029	235,000	232,458
Philadelphia Authority for Industrial Development Revenue Bonds
6.55%, 10/15/2028	1,260,000	1,328,122
State Board of Administration Finance Corp. Revenue Bonds
1.26%, 07/01/2025	925,000	909,571
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A1
5.10%, 04/01/2035	486,625	487,647
Total Municipal Securities (cost $3,404,549)		3,267,983
ESCROWS AND LITIGATION TRUSTS — 0.0%
Paragon Offshore Finance Co. †(8) (cost $587)	587	0
Total Long-Term Investment Securities (cost $795,401,252)		740,257,556
SHORT-TERM INVESTMENTS — 0.3%
Unaffiliated Investment Companies — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 4.46%(9) (cost $2,117,625)	2,117,103	2,117,738
REPURCHASE AGREEMENTS — 1.8%
Bank of America Securities LLC Joint Repurchase Agreement(10)	2,480,000	2,480,000
Barclays Capital, Inc. Joint Repurchase Agreement(10)	2,150,000	2,150,000
BNP Paribas SA Joint Repurchase Agreement(10)	2,150,000	2,150,000
Deutsche Bank AG Joint Repurchase Agreement(10)	2,470,000	2,470,000
RBS Securities, Inc. Joint Repurchase Agreement(10)	2,470,000	2,470,000
Total Repurchase Agreements (cost $11,720,000)		11,720,000
TOTAL INVESTMENTS (cost $809,238,877)	117.9%	754,095,294
Other assets less liabilities	(17.9)	(114,640,267)
NET ASSETS	100.0%	$639,455,027
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Diversified Fixed Income Portfolio has no right to demand registration of these securities. At December 31, 2024, the aggregate value of these securities was $102,642,072 representing 16.1% of net assets.
†	Non-income producing security

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of December 31, 2024.
(4)	Interest Only
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	Principal amount of security is adjusted for inflation.
(8)	Securities classified as Level 3 (see Note 1).
(9)	The rate shown is the 7-day yield as of December 31, 2024.
(10)	See Note 2 for details of Joint Repurchase Agreements.
12 MTA—Federal Reserve US 12 Month Cumulative Average 1 Year CMT
CLO—Collateralized Loan Obligation
DAC—Designated Activity Company
FRS—Floating Rate Security
H15T1Y—US Treasury Yield Curve Rate Note Constant Maturity 1 Year
REMIC—Real Estate Mortgage Investment Conduit
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Month
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
BRL—Brazilian Real
EUR—Euro Currency
The rates shown on FRS and/or VRS are the current interest rates at December 31, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	830,000	USD	Fixed 2.880%	12-Month SOFR	Annual	Annual	Mar 2053	$ 9,107	$142,196	$151,303
Centrally Cleared	2,225,000	USD	Fixed 2.970	12-Month SOFR	Annual	Annual	Mar 2053	3,533	368,553	372,086
Centrally Cleared	1,380,000	USD	Fixed 3.250	12-Month SOFR	Annual	Annual	Jun 2053	(14,340)	180,256	165,916
Centrally Cleared	1,530,000	USD	Fixed 3.590	12-Month SOFR	Annual	Annual	Sep 2053	6,293	89,326	95,619
								$4,593	$780,331	$784,924
SOFR—Secured Overnight Financing Rate
USD—United States Dollar
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
4	Short	Euro Buxl 30 Year Bonds	March 2025	$ 583,473	$ 549,746	$ 33,727
28	Short	Euro-BUND	March 2025	3,970,474	3,870,266	100,208
33	Short	Euro-OAT	March 2025	4,318,520	4,218,188	100,332
194	Short	U.S. Treasury 10 Year Notes	March 2025	21,374,424	21,097,500	276,924
97	Short	U.S. Treasury 2 Year Notes	March 2025	19,974,239	19,944,109	30,130
304	Short	U.S. Treasury 5 Year Notes	March 2025	32,609,815	32,316,625	293,190
179	Short	U.S. Treasury Ultra 10 Year Notes	March 2025	20,158,578	19,924,937	233,641
50	Short	U.S. Treasury Ultra Bonds	March 2025	6,114,809	5,945,313	169,496
						$1,237,648
						Unrealized (Depreciation)
182	Long	Australian 10 Year Bonds	March 2025	$12,891,924	$12,715,285	$(176,639)
1	Long	U.S. Treasury Long Bonds	March 2025	116,641	113,844	(2,797)
55	Short	Canada 10 Year Bonds	March 2025	4,606,463	4,691,328	(84,865)
						$(264,301)
		Net Unrealized Appreciation (Depreciation)				$973,347
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Deutsche Bank AG	EUR	6,100,000	USD	6,443,477	03/19/2025	$103,768	$—
Goldman Sachs International	BRL	8,177,000	USD	1,340,909	03/19/2025	34,481	—
Unrealized Appreciation (Depreciation)						$138,249	$—
BRL—Brazilian Real
EUR—Euro Currency
USD—United States Dollar
The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$173,466,596	$—	$173,466,596
Asset Backed Securities	—	27,012,525	—	27,012,525
Collateralized Mortgage Obligations	—	51,225,526	—	51,225,526
U.S. Government & Agency Obligations	—	471,335,908	—	471,335,908
Foreign Government Obligations	—	13,949,018	—	13,949,018
Municipal Securities	—	3,267,983	—	3,267,983
Escrows and Litigation Trusts	—	—	0	0
Short-Term Investments	2,117,738	—	—	2,117,738
Repurchase Agreements	—	11,720,000	—	11,720,000
Total Investments at Value	$2,117,738	$751,977,556	$0	$754,095,294
Other Financial Instruments:†
Swaps	$—	$780,331	$—	$780,331
Futures Contracts	1,237,648	—	—	1,237,648
Forward Foreign Currency Contracts	—	138,249	—	138,249
Total Other Financial Instruments	$1,237,648	$918,580	$—	$2,156,228
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$264,301	$—	$—	$264,301
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 70.4%
Advertising — 2.9%
Stagwell, Inc.†	1,782	$ 11,726
Trade Desk, Inc., Class A†	9,574	1,125,232
		1,136,958
Aerospace/Defense — 0.1%
Archer Aviation, Inc., Class A†	878	8,560
Joby Aviation, Inc.†	1,261	10,252
Moog, Inc., Class A	76	14,960
Rocket Lab USA, Inc.†	758	19,306
Standardaero, Inc.†	277	6,859
		59,937
Agriculture — 0.2%
Andersons, Inc.	218	8,833
Dole PLC	1,611	21,813
Fresh Del Monte Produce, Inc.	224	7,439
Turning Point Brands, Inc.	111	6,671
Vital Farms, Inc.†	634	23,896
		68,652
Airlines — 0.1%
JetBlue Airways Corp.†	379	2,979
SkyWest, Inc.†	256	25,633
Sun Country Airlines Holdings, Inc.†	310	4,520
		33,132
Apparel — 1.6%
Crocs, Inc.†	101	11,062
LVMH Moet Hennessy Louis Vuitton SE	894	588,505
Steven Madden, Ltd.	354	15,052
Wolverine World Wide, Inc.	666	14,785
		629,404
Auto Manufacturers — 5.0%
Blue Bird Corp.†	254	9,812
Tesla, Inc.†	4,849	1,958,220
		1,968,032
Auto Parts & Equipment — 0.2%
Adient PLC†	349	6,013
American Axle & Manufacturing Holdings, Inc.†	928	5,410
Aurora Innovation, Inc.†	2,019	12,720
Dana, Inc.	428	4,947
Dorman Products, Inc.†	116	15,028
Phinia, Inc.	388	18,690
Titan International, Inc.†	939	6,376
		69,184
Banks — 1.9%
Amalgamated Financial Corp.	495	16,568
Amerant Bancorp, Inc.	70	1,569
Ameris Bancorp	560	35,039
Associated Banc-Corp	152	3,633
Atlantic Union Bankshares Corp.	97	3,674
Bancorp, Inc.†	633	33,315
Bank of N.T. Butterfield & Son, Ltd.	859	31,396
BankUnited, Inc.	194	7,405
Banner Corp.	151	10,082
Bridgewater Bancshares, Inc.†	48	648
Business First Bancshares, Inc.	376	9,663
Byline Bancorp, Inc.	352	10,208
Cadence Bank	173	5,960
Capital City Bank Group, Inc.	46	1,686
Security Description	Shares or Principal Amount	Value

Banks (continued)
Central Pacific Financial Corp.	120	$ 3,486
CNB Financial Corp.	148	3,679
Coastal Financial Corp.†	229	19,444
Community Financial System, Inc.	82	5,058
ConnectOne Bancorp, Inc.	804	18,420
Customers Bancorp, Inc.†	304	14,799
Dime Community Bancshares, Inc.	99	3,043
Eastern Bankshares, Inc.	1,392	24,012
Enterprise Financial Services Corp.	472	26,621
Equity Bancshares, Inc., Class A	377	15,992
FB Financial Corp.	92	4,739
First BanCorp/Puerto Rico	1,167	21,695
First Bancshares, Inc.	336	11,760
First Financial Corp.	148	6,836
First Interstate BancSystem, Inc., Class A	74	2,403
First Merchants Corp.	410	16,355
First Mid Bancshares, Inc.	136	5,008
Glacier Bancorp, Inc.	70	3,515
Hancock Whitney Corp.	227	12,421
Hanmi Financial Corp.	588	13,889
Heartland Financial USA, Inc.	95	5,824
Heritage Commerce Corp.	1,222	11,462
Hilltop Holdings, Inc.	340	9,734
Home BancShares, Inc.	111	3,141
Hope Bancorp, Inc.	510	6,268
Independent Bank Corp.	112	7,189
Mercantile Bank Corp.	29	1,290
Merchants Bancorp	188	6,856
Metropolitan Bank Holding Corp.†	158	9,227
Mid Penn Bancorp, Inc.	29	836
MidWestOne Financial Group, Inc.	46	1,340
MVB Financial Corp.	13	269
OFG Bancorp	468	19,806
Old National Bancorp	1,514	32,861
Old Second Bancorp, Inc.	905	16,091
Pathward Financial, Inc.	545	40,101
Peapack-Gladstone Financial Corp.	100	3,205
Pinnacle Financial Partners, Inc.	104	11,897
Preferred Bank	74	6,392
Premier Financial Corp.	101	2,583
QCR Holdings, Inc.	312	25,160
Seacoast Banking Corp. of Florida	235	6,470
South Plains Financial, Inc.	237	8,236
Southside Bancshares, Inc.	170	5,399
SouthState Corp.	75	7,461
Texas Capital Bancshares, Inc.†	62	4,848
Towne Bank	161	5,484
TriCo Bancshares	168	7,342
Trustmark Corp.	63	2,228
UMB Financial Corp.	114	12,866
United Bankshares, Inc.	133	4,994
United Community Banks, Inc.	206	6,656
Unity Bancorp, Inc.	141	6,149
Veritex Holdings, Inc.	402	10,918
WesBanco, Inc.	132	4,295
Wintrust Financial Corp.	122	15,215
		734,114
Beverages — 0.1%
Primo Brands Corp.	273	8,400
Vita Coco Co., Inc.†	516	19,046
		27,446

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology — 3.9%
ACADIA Pharmaceuticals, Inc.†	698	$ 12,808
Akero Therapeutics, Inc.†	676	18,806
Allogene Therapeutics, Inc.†	1,178	2,509
Amicus Therapeutics, Inc.†	2,139	20,149
ANI Pharmaceuticals, Inc.†	76	4,201
Annexon, Inc.†	4,462	22,890
Arcutis Biotherapeutics, Inc.†	3,317	46,206
Arrowhead Pharmaceuticals, Inc.†	225	4,230
Axsome Therapeutics, Inc.†	385	32,575
Biohaven, Ltd.†	321	11,989
Blueprint Medicines Corp.†	120	10,466
Bridgebio Pharma, Inc.†	126	3,458
Caribou Biosciences, Inc.†	6,112	9,718
Cartesian Therapeutics, Inc.†	820	14,686
Crinetics Pharmaceuticals, Inc.†	582	29,758
Esperion Therapeutics, Inc.†	3,981	8,758
Fate Therapeutics, Inc.†	3,730	6,155
Immunome, Inc.†	1,909	20,274
Immunovant, Inc.†	409	10,131
Insmed, Inc.†	389	26,857
Intellia Therapeutics, Inc.†	228	2,659
iTeos Therapeutics, Inc.†	1,750	13,440
Janux Therapeutics, Inc.†	339	18,150
Kyverna Therapeutics, Inc.†	1,441	5,389
MeiraGTx Holdings PLC†	849	5,170
Mersana Therapeutics, Inc.†	3,139	4,489
NeoGenomics, Inc.†	361	5,949
Nkarta, Inc.†	6,909	17,203
Olema Pharmaceuticals, Inc.†	421	2,454
OmniAb, Inc. (Earnout Shares 12.50)†(1)	56	0
OmniAb, Inc. (Earnout Shares 15.00)†(1)	56	0
Ovid Therapeutics, Inc.†	3,660	3,417
Prothena Corp. PLC†	241	3,338
PTC Therapeutics, Inc.†	219	9,886
Recursion Pharmaceuticals, Inc., Class A†	2,099	14,189
Relay Therapeutics, Inc.†	1,921	7,915
Replimune Group, Inc.†	575	6,963
REVOLUTION Medicines, Inc.†	784	34,292
Roivant Sciences, Ltd.†	18,743	221,730
Royalty Pharma PLC, Class A	26,541	677,061
Sana Biotechnology, Inc.†	6	10
SpringWorks Therapeutics, Inc.†	523	18,896
Sutro Biopharma, Inc.†	62	114
Syndax Pharmaceuticals, Inc.†	674	8,910
Taysha Gene Therapies, Inc.†	7,796	13,487
Tenaya Therapeutics, Inc.†	8,562	12,244
Travere Therapeutics, Inc.†	814	14,180
Tyra Biosciences, Inc.†	235	3,267
Ventyx Biosciences, Inc.†	2,239	4,903
Vericel Corp.†	326	17,901
Viking Therapeutics, Inc.†	742	29,858
Wave Life Sciences, Ltd.†	512	6,334
Xencor, Inc.†	185	4,251
		1,504,673
Building Materials — 0.5%
Apogee Enterprises, Inc.	106	7,569
Boise Cascade Co.	140	16,640
Gibraltar Industries, Inc.†	89	5,242
Griffon Corp.	673	47,965
Knife River Corp.†	138	14,026
Modine Manufacturing Co.†	456	52,864
Security Description	Shares or Principal Amount	Value

Building Materials (continued)
Simpson Manufacturing Co., Inc.	29	$ 4,809
Summit Materials, Inc., Class A†	311	15,737
UFP Industries, Inc.	352	39,653
		204,505
Chemicals — 0.3%
Avient Corp.	343	14,015
Balchem Corp.	79	12,877
Cabot Corp.	246	22,462
Ecovyst, Inc.†	149	1,138
H.B. Fuller Co.	171	11,539
Hawkins, Inc.	86	10,550
Innospec, Inc.	140	15,408
Orion SA	793	12,522
Tronox Holdings PLC	384	3,867
		104,378
Coal — 0.1%
Alpha Metallurgical Resources, Inc.†	27	5,403
Arch Resources, Inc.	78	11,015
CONSOL Energy, Inc.	30	3,200
Peabody Energy Corp.	89	1,864
SunCoke Energy, Inc.	206	2,204
Warrior Met Coal, Inc.	224	12,150
		35,836
Commercial Services — 4.3%
ABM Industries, Inc.	946	48,416
Adtalem Global Education, Inc.†	216	19,624
Adyen NV*†	506	753,189
API Group Corp.†	1,083	38,955
Barrett Business Services, Inc.	463	20,113
Block, Inc.†	5,973	507,645
Brink's Co.	171	15,864
CBIZ, Inc.†	271	22,176
CoreCivic, Inc.†	500	10,870
EVERTEC, Inc.	478	16,505
GEO Group, Inc.†	521	14,578
Heidrick & Struggles International, Inc.	93	4,121
Herc Holdings, Inc.	181	34,269
Huron Consulting Group, Inc.†	93	11,556
John Wiley & Sons, Inc., Class A	319	13,943
KinderCare Learning Cos., Inc.†	1,130	20,114
Korn Ferry	216	14,569
Laureate Education, Inc.†	634	11,596
Legalzoom.com, Inc.†	854	6,413
LiveRamp Holdings, Inc.†	458	13,909
Monro, Inc.	132	3,274
Perdoceo Education Corp.	320	8,470
Remitly Global, Inc.†	238	5,372
Stride, Inc.†	204	21,202
TriNet Group, Inc.	318	28,865
		1,665,608
Computers — 2.5%
ASGN, Inc.†	83	6,917
Conduent, Inc.†	3,635	14,685
Crowdstrike Holdings, Inc., Class A†	2,277	779,098
Insight Enterprises, Inc.†	58	8,822
KBR, Inc.	291	16,858
OneSpan, Inc.†	785	14,554
PAR Technology Corp.†	373	27,106
Qualys, Inc.†	148	20,752
Rigetti Computing, Inc.†	2,585	39,447

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
Unisys Corp.†	1,811	$ 11,464
V2X, Inc.†	536	25,637
		965,340
Cosmetics/Personal Care — 0.1%
e.l.f. Beauty, Inc.†	128	16,070
Edgewell Personal Care Co.	153	5,141
Honest Co., Inc.†	976	6,764
		27,975
Distribution/Wholesale — 0.2%
Hudson Technologies, Inc.†	83	463
MRC Global, Inc.†	643	8,218
Resideo Technologies, Inc.†	402	9,266
Rush Enterprises, Inc., Class A	590	32,326
ScanSource, Inc.†	174	8,256
WESCO International, Inc.	104	18,820
		77,349
Diversified Financial Services — 1.9%
Acadian Asset Management, Inc.	234	6,163
BGC Group, Inc., Class A	582	5,273
Coinbase Global, Inc., Class A†	356	88,395
Enact Holdings, Inc.	822	26,616
Enova International, Inc.†	460	44,105
Federal Agricultural Mtg. Corp., Class C	21	4,136
FTAI Aviation, Ltd.	209	30,104
Intercontinental Exchange, Inc.	2,159	321,713
International Money Express, Inc.†	382	7,957
LendingClub Corp.†	526	8,516
Mr. Cooper Group, Inc.†	429	41,188
PennyMac Financial Services, Inc.	113	11,542
Piper Sandler Cos.	62	18,597
PRA Group, Inc.†	142	2,966
Radian Group, Inc.	674	21,379
StoneX Group, Inc.†	210	20,574
Upstart Holdings, Inc.†	728	44,823
Victory Capital Holdings, Inc., Class A	434	28,410
Virtus Investment Partners, Inc.	121	26,690
		759,147
Electric — 0.3%
Avista Corp.	65	2,381
Black Hills Corp.	87	5,091
Clearway Energy, Inc., Class A	137	3,350
Clearway Energy, Inc., Class C	355	9,230
IDACORP, Inc.	197	21,528
Portland General Electric Co.	660	28,789
TXNM Energy, Inc.	308	15,144
Unitil Corp.	483	26,174
		111,687
Electronics — 0.6%
Atkore, Inc.	286	23,867
Bel Fuse, Inc., Class A	173	15,584
Benchmark Electronics, Inc.	914	41,496
Evolv Technologies Holdings, Inc.†	4,494	17,751
Knowles Corp.†	964	19,213
NEXTracker, Inc., Class A†	134	4,895
NVE Corp.	177	14,413
Plexus Corp.†	234	36,616
Sanmina Corp.†	557	42,148
Security Description	Shares or Principal Amount	Value

Electronics (continued)
Turtle Beach Corp.†	79	$ 1,367
Vishay Intertechnology, Inc.	1,224	20,735
		238,085
Energy-Alternate Sources — 0.0%
Fluence Energy, Inc.†	385	6,114
Green Plains, Inc.†	141	1,337
REX American Resources Corp.†	44	1,834
Sunnova Energy International, Inc.†	265	909
Sunrun, Inc.†	590	5,457
		15,651
Engineering & Construction — 0.7%
Arcosa, Inc.	328	31,731
Comfort Systems USA, Inc.	25	10,602
Construction Partners, Inc., Class A†	214	18,930
Dycom Industries, Inc.†	172	29,938
Fluor Corp.†	733	36,152
Granite Construction, Inc.	110	9,648
IES Holdings, Inc.†	90	18,086
MYR Group, Inc.†	287	42,697
Primoris Services Corp.	765	58,446
Sterling Infrastructure, Inc.†	200	33,690
		289,920
Entertainment — 0.1%
Accel Entertainment, Inc.†	1,241	13,254
Cinemark Holdings, Inc.†	195	6,041
IMAX Corp.†	134	3,430
Lions Gate Entertainment Corp., Class A†	543	4,637
Monarch Casino & Resort, Inc.	95	7,496
		34,858
Environmental Control — 0.1%
Tetra Tech, Inc.	706	28,127
Food — 0.3%
Cal-Maine Foods, Inc.	222	22,848
Chefs' Warehouse, Inc.†	459	22,638
Sprouts Farmers Market, Inc.†	420	53,370
SunOpta, Inc.†	926	7,130
United Natural Foods, Inc.†	115	3,141
Utz Brands, Inc.	423	6,624
		115,751
Gas — 0.2%
Chesapeake Utilities Corp.	124	15,048
New Jersey Resources Corp.	216	10,076
Northwest Natural Holding Co.	165	6,527
ONE Gas, Inc.	495	34,279
		65,930
Healthcare-Products — 1.6%
Adaptive Biotechnologies Corp.†	87	522
Alphatec Holdings, Inc.†	585	5,370
AngioDynamics, Inc.†	875	8,015
AtriCure, Inc.†	574	17,542
Axogen, Inc.†	730	12,030
CVRx, Inc.†	1,886	23,896
Danaher Corp.	1,409	323,436
Inari Medical, Inc.†	481	24,555
Inmode, Ltd.†	312	5,210
Inogen, Inc.†	1,196	10,967
iRhythm Technologies, Inc.†	501	45,175
Lantheus Holdings, Inc.†	218	19,502

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
OmniAb, Inc.†	470	$ 1,664
Omnicell, Inc.†	138	6,144
Paragon 28, Inc.†	2,011	20,774
PROCEPT BioRobotics Corp.†	456	36,717
Pulmonx Corp.†	1,715	11,645
Quanterix Corp.†	163	1,733
Sera Prognostics, Inc., Class A†	2,309	18,795
SI-BONE, Inc.†	371	5,201
Treace Medical Concepts, Inc.†	4,934	36,709
Twist Bioscience Corp.†	62	2,881
		638,483
Healthcare-Services — 0.2%
Addus HomeCare Corp.†	41	5,139
Blade Air Mobility, Inc.†	762	3,239
CorVel Corp.†	99	11,015
GeneDx Holdings Corp.†	265	20,368
National HealthCare Corp.	65	6,991
OPKO Health, Inc.†	2,820	4,145
Oscar Health, Inc., Class A†	972	13,064
Surgery Partners, Inc.†	139	2,943
		66,904
Home Builders — 0.3%
Cavco Industries, Inc.†	18	8,032
Century Communities, Inc.	108	7,923
Champion Homes, Inc.†	104	9,162
Green Brick Partners, Inc.†	170	9,603
Installed Building Products, Inc.	43	7,536
KB Home	233	15,313
M/I Homes, Inc.†	81	10,769
Meritage Homes Corp.	121	18,612
Taylor Morrison Home Corp.†	175	10,712
Tri Pointe Homes, Inc.†	351	12,727
		110,389
Home Furnishings — 0.1%
MillerKnoll, Inc.	508	11,476
Sonos, Inc.†	1,362	20,484
Xperi, Inc.†	2,144	22,019
		53,979
Household Products/Wares — 0.0%
Quanex Building Products Corp.	53	1,285
Insurance — 0.3%
CNO Financial Group, Inc.	599	22,289
Essent Group, Ltd.	400	21,776
Genworth Financial, Inc.,†	636	4,446
Hamilton Insurance Group, Ltd., Class B†	210	3,996
Jackson Financial, Inc., Class A	292	25,427
NMI Holdings, Inc., Class A†	601	22,093
Palomar Holdings, Inc.†	98	10,348
RLI Corp.	87	14,340
Selective Insurance Group, Inc.	75	7,014
Skyward Specialty Insurance Group, Inc.†	60	3,032
		134,761
Internet — 15.1%
Airbnb, Inc., Class A†	5,882	772,954
Amazon.com, Inc.†	4,624	1,014,459
BARK, Inc.†	1,307	2,405
Cargurus, Inc.†	646	23,605
Security Description	Shares or Principal Amount	Value

Internet (continued)
DoorDash, Inc., Class A†	8,059	$ 1,351,897
Hims & Hers Health, Inc.†	584	14,121
Lands' End, Inc.†	108	1,419
Magnite, Inc.†	1,550	24,676
MercadoLibre, Inc.†	598	1,016,863
Open Lending Corp.†	319	1,904
Q2 Holdings, Inc.†	481	48,413
QuinStreet, Inc.†	509	11,743
Shopify, Inc., Class A†	12,582	1,337,844
Shutterstock, Inc.	150	4,553
Uber Technologies, Inc.†	3,691	222,641
Upwork, Inc.†	315	5,150
Vivid Seats, Inc., Class A†	1,100	5,093
Yelp, Inc.†	781	30,225
		5,889,965
Investment Companies — 0.1%
Cipher Mining, Inc.†	1,225	5,684
Cleanspark, Inc.†	217	1,999
Core Scientific, Inc.†	1,627	22,859
Hut 8 Corp.†	208	4,262
MARA Holdings, Inc.†	1,466	24,585
		59,389
Iron/Steel — 0.2%
ATI, Inc.†	82	4,513
Carpenter Technology Corp.	80	13,577
Commercial Metals Co.	917	45,483
		63,573
Leisure Time — 0.1%
Life Time Group Holdings, Inc.†	347	7,676
Lindblad Expeditions Holdings, Inc.†	247	2,930
OneSpaWorld Holdings, Ltd.	916	18,228
Peloton Interactive, Inc., Class A†	3,132	27,248
		56,082
Lodging — 0.1%
Hilton Grand Vacations, Inc.†	667	25,980
Machinery-Construction & Mining — 0.1%
Bloom Energy Corp., Class A†	238	5,286
Terex Corp.	462	21,354
		26,640
Machinery-Diversified — 0.4%
Applied Industrial Technologies, Inc.	168	40,231
Cactus, Inc., Class A	59	3,443
DXP Enterprises, Inc.†	53	4,379
Kadant, Inc.	61	21,044
Mueller Water Products, Inc., Class A	1,108	24,930
Thermon Group Holdings, Inc.†	392	11,278
Watts Water Technologies, Inc., Class A	186	37,814
		143,119
Media — 0.1%
Gray Television, Inc.	366	1,153
Liberty Latin America, Ltd., Class C†	2,387	15,133
Scholastic Corp.	157	3,349
Thryv Holdings, Inc.†	524	7,755
		27,390
Metal Fabricate/Hardware — 0.2%
Mueller Industries, Inc.	763	60,552

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metal Fabricate/Hardware (continued)
Northwest Pipe Co.†	76	$ 3,668
Olympic Steel, Inc.	73	2,395
		66,615
Mining — 0.1%
Coeur Mining, Inc.†	524	2,997
Constellium SE†	594	6,100
Hecla Mining Co.	1,836	9,015
Uranium Energy Corp.†	2,305	15,421
		33,533
Miscellaneous Manufacturing — 0.0%
Sight Sciences, Inc.†	144	524
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	240	8,537
Oil & Gas — 0.6%
California Resources Corp.	70	3,632
Chord Energy Corp.	77	9,003
CNX Resources Corp.†	242	8,874
CVR Energy, Inc.	202	3,785
Delek US Holdings, Inc.	161	2,978
Gulfport Energy Corp.†	110	20,262
Helmerich & Payne, Inc.	59	1,889
Magnolia Oil & Gas Corp., Class A	484	11,316
Matador Resources Co.	412	23,179
Murphy Oil Corp.	652	19,730
Noble Corp. PLC	450	14,130
Ovintiv, Inc.	373	15,106
Patterson-UTI Energy, Inc.	1,483	12,250
PBF Energy, Inc., Class A	234	6,213
Permian Resources Corp.	1,344	19,327
SM Energy Co.	857	33,217
Valaris, Ltd.†	340	15,042
Weatherford International PLC	139	9,957
		229,890
Oil & Gas Services — 0.3%
Archrock, Inc.	309	7,691
DNOW, Inc.†	1,769	23,015
Expro Group Holdings NV†	88	1,097
Liberty Energy, Inc.	1,927	38,328
Oceaneering International, Inc.†	649	16,926
Select Water Solutions, Inc.	1,041	13,783
		100,840
Packaging & Containers — 0.0%
Greif, Inc., Class A	67	4,095
O-I Glass, Inc.†	495	5,366
		9,461
Pharmaceuticals — 0.4%
Alkermes PLC†	297	8,541
Arvinas, Inc.†	622	11,924
BellRing Brands, Inc.†	114	8,589
Catalyst Pharmaceuticals, Inc.†	540	11,270
Kura Oncology, Inc.†	934	8,135
Mirum Pharmaceuticals, Inc.†	628	25,968
Neurogene, Inc.†	780	17,831
Option Care Health, Inc.†	733	17,005
Owens & Minor, Inc.†	1,113	14,547
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Protagonist Therapeutics, Inc.†	875	$ 33,775
Y-mAbs Therapeutics, Inc.†	17	133
		157,718
Real Estate — 0.1%
Cushman & Wakefield PLC†	1,023	13,381
McGrath RentCorp	63	7,045
Newmark Group, Inc., Class A	352	4,509
Real Brokerage, Inc.†	985	4,531
		29,466
REITS — 2.0%
Agree Realty Corp.	61	4,297
American Assets Trust, Inc.	228	5,987
American Healthcare REIT, Inc.	950	26,999
American Tower Corp.	1,772	325,003
Apple Hospitality REIT, Inc.	856	13,140
Armada Hoffler Properties, Inc.	121	1,238
Brandywine Realty Trust	444	2,486
BrightSpire Capital, Inc.	361	2,036
Broadstone Net Lease, Inc.	473	7,502
CareTrust REIT, Inc.	315	8,521
Chatham Lodging Trust	338	3,025
City Office REIT, Inc.	276	1,524
Community Healthcare Trust, Inc.	126	2,420
COPT Defense Properties	1,265	39,152
Curbline Properties Corp.	217	5,039
DiamondRock Hospitality Co.	1,012	9,138
Empire State Realty Trust, Inc., Class A	930	9,598
Essential Properties Realty Trust, Inc.	710	22,209
First Industrial Realty Trust, Inc.	94	4,712
Independence Realty Trust, Inc.	742	14,721
InvenTrust Properties Corp.	364	10,967
Kimco Realty Corp.	111	2,601
Kite Realty Group Trust	587	14,816
KKR Real Estate Finance Trust, Inc.	132	1,333
Ladder Capital Corp.	1,752	19,605
LXP Industrial Trust	1,678	13,625
MFA Financial, Inc.	296	3,016
Outfront Media, Inc.	2	35
Phillips Edison & Co., Inc.	1,497	56,078
Piedmont Office Realty Trust, Inc., Class A	652	5,966
Plymouth Industrial REIT, Inc.	557	9,915
PotlatchDeltic Corp.	695	27,279
Redwood Trust, Inc.	308	2,011
Retail Opportunity Investments Corp.	800	13,888
Ryman Hospitality Properties, Inc.	431	44,971
Sabra Health Care REIT, Inc.	1,325	22,949
SL Green Realty Corp.	284	19,289
TPG RE Finance Trust, Inc.	604	5,134
UMH Properties, Inc.	151	2,851
Veris Residential, Inc.	183	3,043
Xenia Hotels & Resorts, Inc.	862	12,809
		800,928
Retail — 2.3%
Abercrombie & Fitch Co., Class A†	213	31,837
Academy Sports & Outdoors, Inc.	34	1,956
American Eagle Outfitters, Inc.	545	9,085
Arko Corp.	351	2,313
Asbury Automotive Group, Inc.†	122	29,650
Beacon Roofing Supply, Inc.†	232	23,567
Biglari Holdings, Inc., Class B†	26	6,612
BlueLinx Holdings, Inc.†	58	5,925

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Boot Barn Holdings, Inc.†	127	$ 19,281
Brinker International, Inc.†	167	22,092
Buckle, Inc.	304	15,446
Caleres, Inc.	166	3,845
Citi Trends, Inc.†	246	6,457
El Pollo Loco Holdings, Inc.†	790	9,117
EVgo, Inc.†	788	3,191
FirstCash Holdings, Inc.	100	10,360
Floor & Decor Holdings, Inc., Class A†	5,095	507,971
Freshpet, Inc.†	99	14,663
Genesco, Inc.†	156	6,669
GMS, Inc.†	167	14,167
Group 1 Automotive, Inc.	81	34,140
Kura Sushi USA, Inc., Class A†	91	8,243
Patrick Industries, Inc.	52	4,320
PC Connection, Inc.	29	2,009
Petco Health & Wellness Co., Inc.†	747	2,846
Shake Shack, Inc., Class A†	75	9,735
Shoe Carnival, Inc.	129	4,267
Signet Jewelers, Ltd.	46	3,713
Sweetgreen, Inc., Class A†	441	14,138
Urban Outfitters, Inc.†	215	11,799
Victoria's Secret & Co.†	321	13,296
Warby Parker, Inc., Class A†	1,376	33,313
		886,023
Savings & Loans — 0.2%
Axos Financial, Inc.†	204	14,250
Banc of California, Inc.	1,089	16,836
Brookline Bancorp, Inc.	258	3,044
Capitol Federal Financial, Inc.	279	1,649
OceanFirst Financial Corp.	1,160	20,996
Southern Missouri Bancorp, Inc.	62	3,557
WaFd, Inc.	110	3,546
WSFS Financial Corp.	79	4,197
		68,075
Semiconductors — 2.3%
ASML Holding NV	1,077	746,447
Axcelis Technologies, Inc.†	45	3,144
Cirrus Logic, Inc.†	180	17,925
FormFactor, Inc.†	524	23,056
MaxLinear, Inc.†	1,142	22,589
Penguin Solutions, Inc.†	555	10,651
Rambus, Inc.†	933	49,318
Richardson Electronics, Ltd.	344	4,826
Semtech Corp.†	192	11,875
Ultra Clean Holdings, Inc.†	714	25,668
		915,499
Software — 13.6%
Agilysys, Inc.†	121	15,937
Asana, Inc., Class A†	663	13,439
AvePoint, Inc.†	3,210	52,997
Bandwidth, Inc., Class A†	843	14,348
BlackLine, Inc.†	238	14,461
Box, Inc., Class A†	1,034	32,675
Braze, Inc., Class A†	258	10,805
Cloudflare, Inc., Class A†	18,553	1,997,787
CommVault Systems, Inc.†	117	17,657
Domo, Inc., Class B†	1,227	8,687
Donnelley Financial Solutions, Inc.†	325	20,387
Duolingo, Inc.†	58	18,805
Security Description	Shares or Principal Amount	Value

Software (continued)
GigaCloud Technology, Inc., Class A†	345	$ 6,389
Health Catalyst, Inc.†	2,117	14,967
IBEX Holdings, Ltd.†	432	9,284
Innodata, Inc.†	50	1,976
IonQ, Inc.†	612	25,563
Logility Supply Chain Solutions, Inc.	1,465	16,232
MicroStrategy, Inc., Class A†	1,625	470,633
Oddity Tech, Ltd., Class A†	248	10,421
ON24, Inc.†	894	5,775
Onestream, Inc.†	95	2,709
Planet Labs PBC†	545	2,202
Porch Group, Inc.†	739	3,636
Procore Technologies, Inc.†	4,415	330,816
ROBLOX Corp., Class A†	19,400	1,122,484
Snowflake, Inc., Class A†	6,535	1,009,069
SPS Commerce, Inc.†	47	8,648
Viant Technology, Inc., Class A†	800	15,192
Workiva, Inc.†	262	28,689
Zeta Global Holdings Corp., Class A†	572	10,290
Zuora, Inc., Class A†	410	4,067
		5,317,027
Telecommunications — 0.3%
A10 Networks, Inc.	194	3,570
ADTRAN Holdings, Inc.†	1,523	12,686
AST SpaceMobile, Inc.†	236	4,980
EchoStar Corp., Class A†	183	4,191
Extreme Networks, Inc.†	464	7,767
Globalstar, Inc.†	2,044	4,231
Gogo, Inc.†	552	4,466
InterDigital, Inc.	183	35,451
Iridium Communications, Inc.	109	3,163
Lumen Technologies, Inc.†	1,612	8,560
Ooma, Inc.†	964	13,554
Spok Holdings, Inc.	308	4,943
Telephone & Data Systems, Inc.	110	3,752
		111,314
Toys/Games/Hobbies — 0.0%
Funko, Inc., Class A†	940	12,587
Transportation — 1.1%
ArcBest Corp.	119	11,105
CryoPort, Inc.†	760	5,913
International Seaways, Inc.	359	12,903
Matson, Inc.	165	22,249
Radiant Logistics, Inc.†	793	5,313
Safe Bulkers, Inc.	674	2,406
Scorpio Tankers, Inc.	25	1,242
Teekay Corp., Ltd.	1,068	7,401
Teekay Tankers, Ltd., Class A	209	8,316
Union Pacific Corp.	1,427	325,413
World Kinect Corp.	382	10,509
		412,770
Trucking & Leasing — 0.0%
Greenbrier Cos., Inc.	22	1,342
Water — 0.0%
American States Water Co.	83	6,451
Consolidated Water Co., Ltd.	391	10,123
		16,574
Total Common Stocks (cost $21,188,915)		27,448,341

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 7.7%
Advertising — 0.0%
Lamar Media Corp.
4.88%, 01/15/2029	$ 15,000	$ 14,410
Aerospace/Defense — 0.1%
Boeing Co.
5.15%, 05/01/2030	10,000	9,860
6.39%, 05/01/2031	5,000	5,227
L3Harris Technologies, Inc.
5.05%, 06/01/2029	5,000	4,999
5.50%, 08/15/2054	5,000	4,803
Northrop Grumman Corp.
5.15%, 05/01/2040	4,000	3,827
		28,716
Agriculture — 0.1%
BAT Capital Corp.
5.83%, 02/20/2031	5,000	5,111
Philip Morris International, Inc.
4.38%, 11/01/2027	5,000	4,958
4.75%, 11/01/2031	3,000	2,934
5.13%, 11/17/2027	5,000	5,060
5.13%, 02/15/2030	10,000	10,053
5.38%, 02/15/2033	5,000	5,010
5.63%, 09/07/2033	5,000	5,080
		38,206
Apparel — 0.1%
Hanesbrands, Inc.
4.88%, 05/15/2026*	15,000	14,767
Tapestry, Inc.
5.10%, 03/11/2030	5,000	4,945
William Carter Co.
5.63%, 03/15/2027*	30,000	29,746
		49,458
Auto Manufacturers — 0.0%
Ford Motor Co.
3.25%, 02/12/2032	10,000	8,317
Banks — 1.6%
Bank of America Corp.
1.90%, 07/23/2031	10,000	8,413
1.92%, 10/24/2031	5,000	4,177
2.48%, 09/21/2036	5,000	4,074
2.59%, 04/29/2031	25,000	22,024
2.69%, 04/22/2032	20,000	17,192
5.52%, 10/25/2035	5,000	4,889
5.93%, 09/15/2027	15,000	15,268
Bank of New York Mellon Corp.
4.98%, 03/14/2030	5,000	5,007
5.06%, 07/22/2032	5,000	4,987
5.19%, 03/14/2035	5,000	4,949
6.32%, 10/25/2029	5,000	5,253
Citizens Financial Group, Inc.
5.72%, 07/23/2032	5,000	5,017
6.65%, 04/25/2035	3,000	3,163
Goldman Sachs Group, Inc.
2.62%, 04/22/2032	10,000	8,521
3.81%, 04/23/2029	15,000	14,427
4.69%, 10/23/2030	5,000	4,895
5.02%, 10/23/2035	5,000	4,785
5.05%, 07/23/2030	10,000	9,941
HSBC Holdings PLC
5.89%, 08/14/2027	200,000	202,927
Security Description	Shares or Principal Amount	Value

Banks (continued)
Huntington Bancshares, Inc.
4.44%, 08/04/2028	$ 20,000	$ 19,795
JPMorgan Chase & Co.
2.58%, 04/22/2032	5,000	4,289
3.51%, 01/23/2029	9,000	8,634
3.70%, 05/06/2030	5,000	4,735
4.01%, 04/23/2029	16,000	15,513
4.51%, 10/22/2028	10,000	9,912
5.00%, 07/22/2030	10,000	9,957
5.29%, 07/22/2035	10,000	9,893
5.30%, 07/24/2029	10,000	10,100
5.34%, 01/23/2035	15,000	14,905
5.58%, 04/22/2030	10,000	10,197
M&T Bank Corp.
7.41%, 10/30/2029	12,000	12,863
Macquarie Group, Ltd.
5.11%, 08/09/2026*	20,000	20,002
Morgan Stanley
1.79%, 02/13/2032	5,000	4,079
2.24%, 07/21/2032	20,000	16,560
2.48%, 01/21/2028	10,000	9,530
4.21%, 04/20/2028	10,000	9,857
5.66%, 04/18/2030	5,000	5,090
PNC Financial Services Group, Inc.
4.81%, 10/21/2032	5,000	4,866
Wells Fargo & Co.
2.57%, 02/11/2031	2,000	1,764
2.88%, 10/30/2030	5,000	4,510
3.00%, 10/23/2026	4,000	3,878
3.35%, 03/02/2033	12,000	10,520
4.81%, 07/25/2028	15,000	14,947
4.90%, 07/25/2033	5,000	4,829
5.39%, 04/24/2034	8,000	7,911
5.50%, 01/23/2035	5,000	4,979
5.57%, 07/25/2029	10,000	10,153
6.49%, 10/23/2034	5,000	5,315
		619,492
Biotechnology — 0.1%
Amgen, Inc.
5.25%, 03/02/2033	5,000	4,963
Gilead Sciences, Inc.
4.80%, 11/15/2029	10,000	9,980
Royalty Pharma PLC
2.15%, 09/02/2031	10,000	8,196
		23,139
Building Materials — 0.1%
Builders FirstSource, Inc.
5.00%, 03/01/2030*	20,000	19,013
Standard Industries, Inc.
4.38%, 07/15/2030*	20,000	18,324
		37,337
Chemicals — 0.0%
Celanese US Holdings LLC
6.05%, 03/15/2025	5,000	5,003
6.17%, 07/15/2027	5,000	5,075
NOVA Chemicals Corp.
7.00%, 12/01/2031*	5,000	4,976
		15,054

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Commercial Services — 0.2%
Block, Inc.
3.50%, 06/01/2031	$ 10,000	$ 8,805
6.50%, 05/15/2032*	15,000	15,145
Global Payments, Inc.
4.95%, 08/15/2027	10,000	10,013
Howard University
2.80%, 10/01/2030	10,000	8,721
2.90%, 10/01/2031	5,000	4,198
Service Corp. International
3.38%, 08/15/2030	25,000	21,875
5.13%, 06/01/2029	10,000	9,675
United Rentals North America, Inc.
4.00%, 07/15/2030	15,000	13,655
5.50%, 05/15/2027	5,000	4,970
		97,057
Computers — 0.1%
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028*	5,000	4,741
Gartner, Inc.
4.50%, 07/01/2028*	10,000	9,744
Insight Enterprises, Inc.
6.63%, 05/15/2032*	20,000	20,113
		34,598
Diversified Financial Services — 0.2%
Ameriprise Financial, Inc.
5.70%, 12/15/2028	5,000	5,151
Capital One Financial Corp.
3.27%, 03/01/2030	5,000	4,623
6.31%, 06/08/2029	7,000	7,228
7.62%, 10/30/2031	15,000	16,562
Discover Financial Services
7.96%, 11/02/2034	3,000	3,429
Intercontinental Exchange, Inc.
2.10%, 06/15/2030	25,000	21,609
Synchrony Financial
4.88%, 06/13/2025	15,000	14,985
		73,587
Electric — 0.9%
AES Corp.
3.30%, 07/15/2025*	5,000	4,952
Alabama Power Co.
3.45%, 10/01/2049	15,000	10,587
4.15%, 08/15/2044	5,000	4,109
Ameren Corp.
5.00%, 01/15/2029	5,000	5,008
American Electric Power Co., Inc.
6.95%, 12/15/2054	10,000	10,318
Baltimore Gas & Electric Co.
5.65%, 06/01/2054	5,000	4,923
Cleco Corporate Holdings LLC
3.38%, 09/15/2029	5,000	4,495
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051	5,000	3,270
5.50%, 03/15/2055	5,000	4,805
Dominion Energy, Inc.
6.30%, 03/15/2033	5,000	5,266
Duke Energy Carolinas LLC
2.55%, 04/15/2031	5,000	4,332
Duke Energy Corp.
2.55%, 06/15/2031	10,000	8,538
Security Description	Shares or Principal Amount	Value

Electric (continued)
4.30%, 03/15/2028	$ 5,000	$ 4,922
5.80%, 06/15/2054	5,000	4,871
Duke Energy Florida LLC
1.75%, 06/15/2030	5,000	4,242
Duke Energy Indiana LLC
2.75%, 04/01/2050	10,000	6,040
Duke Energy Ohio, Inc.
5.55%, 03/15/2054	5,000	4,834
Duke Energy Progress LLC
3.70%, 10/15/2046	5,000	3,706
4.00%, 04/01/2052	5,000	3,821
4.38%, 03/30/2044	10,000	8,415
Edison International
4.13%, 03/15/2028	5,000	4,848
5.25%, 03/15/2032	10,000	9,892
6.95%, 11/15/2029	15,000	16,019
Eversource Energy
3.38%, 03/01/2032	8,000	7,002
4.60%, 07/01/2027	10,000	9,931
5.13%, 05/15/2033	10,000	9,715
5.50%, 01/01/2034	5,000	4,960
Georgia Power Co.
4.55%, 03/15/2030	5,000	4,916
Monongahela Power Co.
5.85%, 02/15/2034*	3,000	3,067
National Grid PLC
5.60%, 06/12/2028	5,000	5,097
NextEra Energy Capital Holdings, Inc.
2.25%, 06/01/2030	5,000	4,323
NSTAR Electric Co.
5.40%, 06/01/2034	5,000	5,025
Ohio Edison Co.
5.50%, 01/15/2033*	5,000	4,998
Pacific Gas & Electric Co.
2.50%, 02/01/2031	8,000	6,841
4.55%, 07/01/2030	5,000	4,839
5.45%, 06/15/2027	10,000	10,115
5.90%, 06/15/2032	3,000	3,080
6.10%, 01/15/2029	5,000	5,172
6.15%, 01/15/2033	20,000	20,758
Public Service Co. of Oklahoma
5.20%, 01/15/2035	5,000	4,841
Public Service Electric & Gas Co.
5.45%, 03/01/2054	3,000	2,905
Public Service Enterprise Group, Inc.
6.13%, 10/15/2033	6,000	6,252
Puget Energy, Inc.
2.38%, 06/15/2028	5,000	4,564
3.65%, 05/15/2025	2,000	1,988
4.22%, 03/15/2032	10,000	9,140
Sempra
3.70%, 04/01/2029	4,000	3,799
Southern California Edison Co.
4.00%, 04/01/2047	5,000	3,849
5.88%, 12/01/2053	10,000	9,946
Southern Co.
3.25%, 07/01/2026	10,000	9,794
Virginia Electric & Power Co.
5.00%, 04/01/2033	5,000	4,893
5.00%, 01/15/2034	10,000	9,726
5.05%, 08/15/2034	5,000	4,875
Wisconsin Power & Light Co.
5.38%, 03/30/2034	3,000	2,987

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Xcel Energy, Inc.
1.75%, 03/15/2027	$ 20,000	$ 18,728
4.60%, 06/01/2032	3,000	2,855
		353,194
Engineering & Construction — 0.1%
GTP Acquisition Partners I LLC
3.48%, 06/15/2050*	45,000	44,687
Entertainment — 0.2%
WarnerMedia Holdings, Inc.
4.05%, 03/15/2029	5,000	4,652
4.28%, 03/15/2032	10,000	8,812
5.14%, 03/15/2052	18,000	13,374
5.39%, 03/15/2062	15,000	11,030
WMG Acquisition Corp.
3.88%, 07/15/2030*	25,000	22,780
		60,648
Environmental Control — 0.1%
Clean Harbors, Inc.
4.88%, 07/15/2027*	30,000	29,390
Republic Services, Inc.
1.45%, 02/15/2031	5,000	4,055
4.88%, 04/01/2029	5,000	4,988
5.20%, 11/15/2034	5,000	4,952
Waste Management, Inc.
3.88%, 01/15/2029*	5,000	4,818
4.95%, 03/15/2035	5,000	4,875
		53,078
Food — 0.0%
Conagra Brands, Inc.
4.85%, 11/01/2028	10,000	9,948
Tyson Foods, Inc.
5.40%, 03/15/2029	5,000	5,054
		15,002
Gas — 0.1%
Brooklyn Union Gas Co.
3.87%, 03/04/2029*	5,000	4,734
4.63%, 08/05/2027*	20,000	19,780
KeySpan Gas East Corp.
5.99%, 03/06/2033*	2,000	2,028
NiSource, Inc.
3.49%, 05/15/2027	10,000	9,734
5.35%, 04/01/2034	3,000	2,975
Southern California Gas Co.
5.60%, 04/01/2054	12,000	11,728
		50,979
Hand/Machine Tools — 0.0%
Regal Rexnord Corp.
6.05%, 04/15/2028	5,000	5,085
6.30%, 02/15/2030	10,000	10,287
		15,372
Healthcare-Products — 0.2%
Avantor Funding, Inc.
4.63%, 07/15/2028*	20,000	19,090
Hologic, Inc.
4.63%, 02/01/2028*	15,000	14,544
Smith & Nephew PLC
2.03%, 10/14/2030	5,000	4,191
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
5.40%, 03/20/2034	$ 5,000	$ 4,963
Solventum Corp.
5.40%, 03/01/2029*	10,000	10,025
Teleflex, Inc.
4.63%, 11/15/2027	10,000	9,690
		62,503
Healthcare-Services — 0.2%
Centene Corp.
2.45%, 07/15/2028	5,000	4,500
3.38%, 02/15/2030	10,000	8,907
4.63%, 12/15/2029	30,000	28,373
Cigna Group
1.25%, 03/15/2026	3,000	2,877
Elevance Health, Inc.
4.50%, 10/30/2026	5,000	4,985
4.95%, 11/01/2031	5,000	4,917
HCA, Inc.
3.38%, 03/15/2029	5,000	4,641
Kaiser Foundation Hospitals
3.00%, 06/01/2051	7,000	4,547
UnitedHealth Group, Inc.
2.75%, 05/15/2040	10,000	7,071
3.50%, 08/15/2039	2,000	1,582
4.95%, 01/15/2032	5,000	4,944
5.38%, 04/15/2054	10,000	9,378
5.75%, 07/15/2064	2,000	1,943
		88,665
Home Builders — 0.1%
Taylor Morrison Communities, Inc.
5.13%, 08/01/2030*	5,000	4,784
5.75%, 01/15/2028*	15,000	14,901
		19,685
Insurance — 0.2%
Athene Global Funding
2.65%, 10/04/2031*	20,000	16,795
2.72%, 01/07/2029*	8,000	7,257
4.72%, 10/08/2029*	10,000	9,753
CNO Global Funding
4.88%, 12/10/2027*	5,000	4,977
Equitable Financial Life Global Funding
1.80%, 03/08/2028*	11,000	9,942
Marsh & McLennan Cos., Inc.
4.75%, 03/15/2039	4,000	3,703
Willis North America, Inc.
4.65%, 06/15/2027	20,000	19,952
		72,379
Internet — 0.1%
Gen Digital, Inc.
5.00%, 04/15/2025*	15,000	14,966
6.75%, 09/30/2027*	15,000	15,226
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	26,000	25,539
		55,731
Investment Companies — 0.1%
Ares Strategic Income Fund
5.70%, 03/15/2028*	5,000	4,999

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Investment Companies (continued)
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/2026	$ 30,000	$ 28,570
		33,569
Leisure Time — 0.0%
Carnival Corp.
4.00%, 08/01/2028*	10,000	9,478
Lodging — 0.0%
Las Vegas Sands Corp.
6.20%, 08/15/2034	5,000	5,028
Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp.
4.70%, 11/15/2029	10,000	9,963
Machinery-Diversified — 0.1%
AGCO Corp.
5.45%, 03/21/2027	5,000	5,048
5.80%, 03/21/2034	10,000	10,051
Otis Worldwide Corp.
2.57%, 02/15/2030	12,000	10,659
		25,758
Media — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	25,000	22,440
Charter Communications Operating LLC/Charter Communications Operating Capital
3.90%, 06/01/2052	3,000	1,930
4.20%, 03/15/2028	7,000	6,767
5.05%, 03/30/2029	5,000	4,892
5.13%, 07/01/2049	6,000	4,697
5.75%, 04/01/2048	2,000	1,710
Comcast Corp.
2.89%, 11/01/2051	9,000	5,413
2.99%, 11/01/2063	3,000	1,693
3.25%, 11/01/2039	8,000	6,062
Cox Communications, Inc.
2.60%, 06/15/2031*	8,000	6,740
5.45%, 09/01/2034*	12,000	11,621
Discovery Communications LLC
3.95%, 03/20/2028	15,000	14,202
Paramount Global
4.38%, 03/15/2043	6,000	4,368
5.25%, 04/01/2044	5,000	3,885
6.88%, 04/30/2036	3,000	3,037
Sirius XM Radio, Inc.
4.00%, 07/15/2028*	10,000	9,214
4.13%, 07/01/2030*	15,000	13,091
Time Warner Cable LLC
4.50%, 09/15/2042	5,000	3,740
5.88%, 11/15/2040	10,000	8,948
		134,450
Mining — 0.2%
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031*	5,000	4,501
5.88%, 04/15/2030*	10,000	9,828
6.13%, 04/15/2032*	5,000	4,939
Glencore Funding LLC
5.37%, 04/04/2029*	15,000	15,118
5.63%, 04/04/2034*	10,000	9,955
6.38%, 10/06/2030*	10,000	10,502
Security Description	Shares or Principal Amount	Value

Mining (continued)
Rio Tinto Alcan, Inc.
6.13%, 12/15/2033	$ 5,000	$ 5,274
		60,117
Oil & Gas — 0.6%
Apache Corp.
4.88%, 11/15/2027	10,000	9,927
BP Capital Markets America, Inc.
4.81%, 02/13/2033	15,000	14,500
4.89%, 09/11/2033	5,000	4,837
4.99%, 04/10/2034	5,000	4,863
5.23%, 11/17/2034	7,000	6,894
ConocoPhillips Co.
3.80%, 03/15/2052	5,000	3,650
4.03%, 03/15/2062	2,000	1,445
4.70%, 01/15/2030	10,000	9,890
5.55%, 03/15/2054	3,000	2,884
5.70%, 09/15/2063	10,000	9,586
Coterra Energy, Inc.
5.40%, 02/15/2035	5,000	4,849
Diamondback Energy, Inc.
5.90%, 04/18/2064	10,000	9,387
Ecopetrol SA
4.63%, 11/02/2031	12,000	9,951
4.63%, 11/02/2031	5,000	4,147
7.75%, 02/01/2032	10,000	9,705
8.38%, 01/19/2036	10,000	9,644
Energean Israel Finance, Ltd.
5.88%, 03/30/2031*	10,000	8,775
EOG Resources, Inc.
5.65%, 12/01/2054	5,000	4,896
Equinor ASA
3.63%, 04/06/2040	10,000	8,079
Hess Corp.
7.13%, 03/15/2033	11,000	12,191
7.30%, 08/15/2031	3,000	3,332
Leviathan Bond, Ltd.
6.50%, 06/30/2027*	20,000	19,351
Shell Finance US, Inc.
3.25%, 04/06/2050	5,000	3,369
Shell International Finance BV
2.88%, 11/26/2041	5,000	3,534
TotalEnergies Capital SA
4.72%, 09/10/2034	5,000	4,806
5.28%, 09/10/2054	7,000	6,472
5.43%, 09/10/2064	12,000	11,129
5.64%, 04/05/2064	7,000	6,691
Viper Energy, Inc.
5.38%, 11/01/2027*	15,000	14,791
		223,575
Packaging & Containers — 0.1%
Ball Corp.
6.00%, 06/15/2029	30,000	30,217
Pharmaceuticals — 0.1%
AbbVie, Inc.
4.95%, 03/15/2031	5,000	4,999
Bristol-Myers Squibb Co.
5.55%, 02/22/2054	5,000	4,850
Cardinal Health, Inc.
5.00%, 11/15/2029	10,000	9,938
Cencora, Inc.
4.85%, 12/15/2029	8,000	7,948

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pharmaceuticals (continued)
CVS Health Corp.
1.88%, 02/28/2031	$ 5,000	$ 4,030
3.25%, 08/15/2029	5,000	4,552
3.75%, 04/01/2030	5,000	4,580
4.13%, 04/01/2040	2,000	1,562
4.78%, 03/25/2038	3,000	2,594
5.05%, 03/25/2048	3,000	2,474
7.00%, 03/10/2055	5,000	5,017
		52,544
Pipelines — 0.3%
Columbia Pipelines Holding Co. LLC
6.04%, 08/15/2028*	10,000	10,239
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030*	8,000	8,234
Enbridge, Inc.
3.13%, 11/15/2029	5,000	4,577
5.63%, 04/05/2034	8,000	8,047
Energy Transfer LP
6.40%, 12/01/2030	8,000	8,453
Enterprise Products Operating LLC
3.30%, 02/15/2053	5,000	3,287
Hess Midstream Operations LP
6.50%, 06/01/2029*	10,000	10,099
MPLX LP
5.50%, 06/01/2034	3,000	2,957
Oneok, Inc.
4.40%, 10/15/2029	5,000	4,848
5.85%, 11/01/2064	5,000	4,678
6.10%, 11/15/2032	3,000	3,104
ONEOK, Inc.
3.40%, 09/01/2029	2,000	1,860
Targa Resources Corp.
5.20%, 07/01/2027	10,000	10,059
6.13%, 03/15/2033	5,000	5,155
Western Midstream Operating LP
4.75%, 08/15/2028	5,000	4,911
Whistler Pipeline LLC
5.70%, 09/30/2031*	5,000	4,993
5.95%, 09/30/2034*	5,000	5,014
		100,515
REITS — 0.2%
American Tower Corp.
1.45%, 09/15/2026	5,000	4,727
2.40%, 03/15/2025	5,000	4,974
Crown Castle, Inc.
4.80%, 09/01/2028	5,000	4,943
5.00%, 01/11/2028	7,000	6,994
5.60%, 06/01/2029	7,000	7,135
Iron Mountain, Inc.
6.25%, 01/15/2033*	5,000	4,980
SBA Tower Trust
2.84%, 01/15/2050*	25,000	24,974
		58,727
Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 01/15/2028*	25,000	23,642
Asbury Automotive Group, Inc.
4.50%, 03/01/2028	7,000	6,710
AutoZone, Inc.
5.40%, 07/15/2034	5,000	4,971
Security Description	Shares or Principal Amount	Value

Retail (continued)
6.55%, 11/01/2033	$ 5,000	$ 5,380
FirstCash, Inc.
4.63%, 09/01/2028*	20,000	18,956
5.63%, 01/01/2030*	15,000	14,451
O'Reilly Automotive, Inc.
4.70%, 06/15/2032	4,000	3,864
		77,974
Semiconductors — 0.2%
Broadcom, Inc.
4.15%, 02/15/2028	10,000	9,832
5.05%, 07/12/2029	5,000	5,019
Intel Corp.
3.05%, 08/12/2051	10,000	5,704
3.25%, 11/15/2049	2,000	1,194
3.73%, 12/08/2047	7,000	4,617
5.70%, 02/10/2053	2,000	1,769
Marvell Technology, Inc.
2.45%, 04/15/2028	5,000	4,612
Microchip Technology, Inc.
4.90%, 03/15/2028	5,000	4,982
5.05%, 02/15/2030	5,000	4,965
NXP BV/NXP Funding LLC
5.35%, 03/01/2026	6,000	6,023
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.40%, 06/01/2027	15,000	14,854
Qorvo, Inc.
3.38%, 04/01/2031*	5,000	4,276
		67,847
Software — 0.3%
Fair Isaac Corp.
4.00%, 06/15/2028*	20,000	18,873
MSCI, Inc.
3.63%, 11/01/2031*	5,000	4,477
Open Text Corp.
3.88%, 12/01/2029*	25,000	22,614
6.90%, 12/01/2027*	7,000	7,233
Oracle Corp.
2.30%, 03/25/2028	10,000	9,245
3.60%, 04/01/2040	5,000	3,909
3.85%, 04/01/2060	3,000	2,058
4.10%, 03/25/2061	3,000	2,154
4.90%, 02/06/2033	5,000	4,868
SS&C Technologies, Inc.
5.50%, 09/30/2027*	25,000	24,760
		100,191
Telecommunications — 0.1%
AT&T, Inc.
2.55%, 12/01/2033	5,000	4,028
3.80%, 12/01/2057	7,000	4,829
Cisco Systems, Inc.
4.95%, 02/26/2031	5,000	5,018
5.35%, 02/26/2064	5,000	4,793
Nokia Oyj
6.63%, 05/15/2039	5,000	5,081
T-Mobile USA, Inc.
2.05%, 02/15/2028	6,000	5,510
2.40%, 03/15/2029	5,000	4,502
4.70%, 01/15/2035	5,000	4,729
		38,490

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
4.00%, 07/15/2025*	$ 5,000	$ 4,972
4.40%, 07/01/2027*	15,000	14,806
5.75%, 05/24/2026*	5,000	5,051
		24,829
Total Corporate Bonds & Notes (cost $3,080,331)		2,984,566
ASSET BACKED SECURITIES — 1.6%
Auto Loan Receivables — 0.4%
American Credit Acceptance Receivables Trust
Series 2023-3, Class B 6.09%, 11/12/2027*	9,549	9,569
Bridgecrest Lending Auto Securitization Trust
Series 2024-3, Class B 5.37%, 10/16/2028	5,000	5,034
Series 2024-1, Class B 5.43%, 08/15/2028	5,000	5,032
Series 2023-1, Class B 6.80%, 08/15/2029	10,000	10,173
Carvana Auto Receivables Trust
Series 2022-P2, Class A3 4.13%, 04/12/2027	7,524	7,510
Citizens Auto Receivables Trust
Series 2024-1, Class A4 5.03%, 10/15/2030*	5,000	5,037
DT Auto Owner Trust
Series 2023-2A, Class B 5.41%, 02/15/2029*	10,000	10,024
Series 2023-3A, Class B 6.07%, 03/15/2028*	10,000	10,085
Flagship Credit Auto Trust
Series 2022-3, Class B 4.69%, 07/17/2028*	10,000	9,985
Series 2023-2, Class B 5.21%, 05/15/2028*	10,000	10,019
Series 2023-3, Class B 5.64%, 07/16/2029*	10,000	10,095
Ford Credit Auto Owner Trust
Series 2022-D, Class B 5.98%, 06/15/2028	20,000	20,369
Santander Drive Auto Receivables Trust
Series 2023-1, Class B 4.98%, 02/15/2028	4,720	4,724
Series 2023-3, Class B 5.61%, 07/17/2028	10,000	10,092
Series 2023-6, Class B 5.98%, 04/16/2029	5,000	5,087
SBNA Auto Lease Trust
Series 2024-A, Class A4 5.24%, 01/22/2029*	5,000	5,038
		137,873
Home Equity — 0.1%
Asset Backed Securities Corp. Home Equity Loan Trust FRS
Series 2004-HE7, Class M2 6.03%, (TSFR1M+1.69%), 10/25/2034	271	265
Option One Mtg. Loan Trust FRS
Series 2006-3, Class 2A2 4.65%, (TSFR1M+0.31%), 02/25/2037	6,178	2,869
Security Description	Shares or Principal Amount	Value

Home Equity (continued)
Renaissance Home Equity Loan Trust
Series 2007-1, Class AF5 5.91%, 04/25/2037(2)	$ 60,263	$ 15,659
Soundview Home Loan Trust FRS
Series 2006-3, Class A4 4.95%, (TSFR1M+0.61%), 11/25/2036	33,989	31,562
		50,355
Other Asset Backed Securities — 1.1%
Aligned Data Centers Issuer LLC
Series 2023-1A, Class A2 6.00%, 08/17/2048*	25,000	25,363
Series 2022-1A, Class A2 6.35%, 10/15/2047*	25,000	25,253
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 5.25%, 02/25/2049*	25,000	24,868
DLLAA LLC
Series 2023-1A, Class A3 5.64%, 02/22/2028*	5,000	5,075
Dllad LLC
Series 2024-1A, Class A3 5.30%, 07/20/2029*	5,000	5,067
Domino's Pizza Master Issuer LLC
Series 2018-1A, Class A2I 4.12%, 07/25/2048*	47,375	47,093
GreatAmerica Leasing Receivables Funding LLC
Series 2024-1, Class B 5.18%, 12/16/2030*	5,000	5,027
MMAF Equipment Finance LLC
Series 2023-A, Class A3 5.54%, 12/13/2029*	15,000	15,246
Neuberger Berman Loan Advisers NBLA CLO 52, Ltd. FRS
Series 2022-52A, Class AR 5.98%, (TSFR3M+1.35%), 10/24/2038*	250,000	250,531
Taco Bell Funding LLC
Series 2021-1A, Class A2II 2.29%, 08/25/2051*	37,335	33,111
		436,634
Total Asset Backed Securities (cost $631,602)		624,862
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.7%
Commercial and Residential — 2.9%
Angel Oak Mtg. Trust
Series 2022-1, Class A1 2.88%, 12/25/2066*(2)	36,425	32,920
Angel Oak Mtg. Trust VRS
Series 2021-5, Class A1 0.95%, 07/25/2066*(3)	22,510	19,042
Series 2020-R1, Class A1 0.99%, 04/25/2053*(3)	6,671	6,290
Series 2021-2, Class A1 0.99%, 04/25/2066*(3)	16,891	14,367
Series 2021-4, Class A1 1.04%, 01/20/2065*(3)	22,106	18,154
Series 2021-3, Class A1 1.07%, 05/25/2066*(3)	20,019	16,961
Series 2020-6, Class A1 1.26%, 05/25/2065*(3)	24,675	22,190
Series 2020-3, Class A1 1.69%, 04/25/2065*(3)	7,189	6,737

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Angel Oak Mtg. Trust
Series 2022-3, Class A1 4.00%, 01/25/2067*	$ 39,633	$ 37,307
ARZ Trust
Series 2024-BILT, Class B 6.07%, 06/11/2029*	25,000	25,131
BANK
Series 2019-BN17, Class A4 3.71%, 04/15/2052	35,000	33,121
BANK VRS
Series 2018-BN14, Class XA 0.50%, 09/15/2060(3)(4)	846,395	12,320
Series 2024-BNK48, Class XA 1.15%, 10/15/2057(3)(4)	64,973	5,535
Bear Stearns Adjustable Rate Mtg. Trust VRS
Series 2005-12, Class 12A1 5.65%, 02/25/2036(3)	6,024	5,281
Benchmark Mtg. Trust VRS
Series 2018-B4, Class XA 0.47%, 07/15/2051(3)(4)	105,166	1,314
Series 2018-B1, Class XA 0.53%, 01/15/2051(3)(4)	63,262	826
Series 2019-B10, Class XA 1.22%, 03/15/2062(3)(4)	91,927	3,948
Series 2020-B22, Class XA 1.51%, 01/15/2054(3)(4)	98,947	6,995
BPR Trust FRS
Series 2022-STAR, Class A 7.63%, (TSFR1M+3.23%), 08/15/2039*	10,000	9,997
Bunker Hill Loan Depositary Trust
Series 2019-2, Class A1 2.88%, 07/25/2049*(2)	6,136	5,938
BX Trust FRS
Series 2022-PSB, Class A 6.85%, (TSFR1M+2.45%), 08/15/2039*	5,109	5,133
Citigroup Commercial Mtg. Trust
Series 2015-GC29, Class A4 3.19%, 04/10/2048	43,956	43,750
Series 2015-P1, Class A5 3.72%, 09/15/2048	50,000	49,582
Citigroup Mtg. Loan Trust, Inc. FRS
Series 2006-AR1, Class 3A1 5.41%, (H15T1Y+2.4%), 03/25/2036	3,173	2,991
COLT Mtg. Loan Trust VRS
Series 2021-2, Class A3 1.34%, 08/25/2066*(3)	9,674	7,957
Series 2021-4, Class A1 1.40%, 10/25/2066*(3)	67,934	56,389
Commercial Mtg. Trust
Series 2015-LC19, Class A4 3.18%, 02/10/2048	14,836	14,813
Commercial Mtg. Trust VRS
Series 2024-277P, Class B 7.00%, 08/10/2044*(3)	15,000	15,580
Connecticut Avenue Securities Trust FRS
Series 2024-R02, Class 1M2 6.37%, (SOFR30A+1.80%), 02/25/2044*	10,000	10,090
Series 2019-HRP1, Class M2 6.83%, (SOFR30A+2.26%), 11/25/2039*	845	849
Series 2022-R05, Class 2M2 7.57%, (SOFR30A+3.00%), 04/25/2042*	24,996	25,907
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2023-R05, Class 1M2 7.66%, (SOFR30A+3.10%), 06/25/2043*	$ 10,000	$ 10,536
Series 2021-R01, Class 1B1 7.67%, (SOFR30A+3.10%), 10/25/2041*	18,800	19,322
Series 2022-R01, Class 1B1 7.72%, (SOFR30A+3.15%), 12/25/2041*	20,000	20,616
Series 2017-C01, Class 1M2 8.23%, (SOFR30A+3.66%), 07/25/2029	2,733	2,812
Series 2016-C07, Class 2M2 9.03%, (SOFR30A+4.46%), 05/25/2029	4,735	4,923
Countrywide Home Loan Mtg. Pass Through Trust
Series 2005-29, Class A1 5.75%, 12/25/2035	3,488	1,641
CSAIL Commercial Mtg. Trust
Series 2016-C6, Class ASB 2.96%, 01/15/2049	5,483	5,435
CSAIL Commercial Mtg. Trust VRS
Series 2015-C2, Class XA 0.67%, 06/15/2057(3)(4)	202,565	174
DBJPM Mtg. Trust
Series 2016-C3, Class A5 2.89%, 08/10/2049	40,000	38,685
Series 2016-C1, Class ASB 3.04%, 05/10/2049	5,948	5,891
DC Trust VRS
Series 2024-HLTN, Class A 5.73%, 04/13/2040*(3)	25,000	25,162
Deephaven Residential Mtg. Trust VRS
Series 2022-1, Class A1 2.21%, 01/25/2067*(3)	68,688	61,585
First Horizon Alternative Mtg. Securities Trust VRS
Series 2005-AA3, Class 3A1 6.46%, 05/25/2035(3)	4,747	4,342
GCAT Trust VRS
Series 2021-NQM3, Class A1 1.09%, 05/25/2066*(3)	45,083	38,330
GS Mtg. Securities Corp. Trust VRS
Series 2018-GS10, Class XA 0.31%, 07/10/2051(3)(4)	967,438	10,658
GSR Mtg. Loan Trust VRS
Series 2007-AR1, Class 2A1 4.53%, 03/25/2047(3)	2,154	1,292
Series 2006-AR1, Class 2A1 4.74%, 01/25/2036(3)	2,576	2,289
Impac CMB Trust FRS
Series 2005-4, Class 1A1A 4.99%, (TSFR1M+0.38%), 05/25/2035	2,940	2,794
JPMBB Commercial Mtg. Securities Trust
Series 2015-C29, Class A4 3.61%, 05/15/2048	39,000	38,816
JPMDB Commercial Mtg. Securities Trust
Series 2016-C4, Class A3 3.14%, 12/15/2049	30,000	28,642
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2020-NNN, Class AFX 2.81%, 01/16/2037*	10,000	8,901
Merrill Lynch Mtg. Investors Trust VRS
Series 2005-A1, Class 2A1 6.93%, 12/25/2034(3)	788	792
Mill City Mtg. Loan Trust VRS
Series 2017-3, Class A1 2.75%, 01/25/2061*(3)	1,630	1,621

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Morgan Stanley Mtg. Loan Trust
Series 2007-12, Class 3A22 6.00%, 08/25/2037	$ 5,197	$ 1,767
MortgageIT Trust FRS
Series 2005-4, Class A1 5.01%, (TSFR1M+0.67%), 10/25/2035	3,508	3,450
MSWF Commercial Mtg. Trust VRS
Series 2023-2, Class XA 0.91%, 12/15/2056(3)(4)	13,139	807
New Residential Mtg. Loan Trust FRS
Series 2018-4A, Class A1S 5.20%, (TSFR1M+0.86%), 01/25/2048*	14,517	14,243
Series 2017-5A, Class A1 5.95%, (TSFR1M+1.61%), 06/25/2057*	11,134	11,317
New Residential Mtg. Loan Trust VRS
Series 2021-NQ2R, Class A1 0.94%, 10/25/2058*(3)	19,692	18,473
Series 2017-4A, Class A1 4.00%, 05/25/2057*(3)	15,093	14,303
Nomura Asset Acceptance Corp. Alternative Loan Trust VRS
Series 2006-AF1, Class 3A1 4.93%, 06/25/2036(3)	10,741	7,660
NRP Mtg. Trust VRS
Series 2013-1, Class A1 3.25%, 07/25/2043*(3)	1,897	1,671
Sequoia Mtg. Trust VRS
Series 2007-1, Class 2A1 4.35%, 02/20/2047(3)	7,168	5,556
SG Commercial Mtg. Securities Trust
Series 2020-COVE, Class A 2.63%, 03/15/2037*	30,000	27,995
SG Residential Mtg. Trust VRS
Series 2021-1, Class A1 1.16%, 07/25/2061*(3)	28,111	22,520
Towd Point Mtg. Trust VRS
Series 2017-4, Class A1 2.75%, 06/25/2057*(3)	12,426	12,063
Series 2017-6, Class A1 2.75%, 10/25/2057*(3)	12,442	12,149
Tyson Corner Mtg. Trust VRS
Series 2023-CRNR, Class A 6.58%, 12/10/2033*(3)	15,000	15,641
Verus Securitization Trust VRS
Series 2021-4, Class A1 0.94%, 07/25/2066*(3)	55,778	46,585
Series 2021-3, Class A1 1.05%, 06/25/2066*(3)	44,427	37,295
Wells Fargo Commercial Mtg. Trust
Series 2015-P2, Class A4 3.81%, 12/15/2048	35,000	34,636
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2006-AR14, Class 2A1 7.39%, 10/25/2036(3)	1,692	1,509
		1,142,314
U.S. Government Agency — 0.8%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
3.24%, 08/25/2027	40,000	38,666
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K-1510, Class X1 0.48%, 01/25/2034(3)(4)	$ 99,237	$ 3,006
Series K064, Class X1 0.59%, 03/25/2027(3)(4)	110,266	1,199
Series K104, Class X1 1.11%, 01/25/2030(3)(4)	96,170	4,354
Series K114, Class X1 1.11%, 06/25/2030(3)(4)	99,122	4,899
Federal Home Loan Mtg. Corp. REMIC
Series 3964, Class MD 2.00%, 01/15/2041	23	23
Series 5170, Class DP 2.00%, 07/25/2050	16,856	14,379
Series 4961, Class JB 2.50%, 12/15/2042	7,486	6,713
Series 3883, Class PB 3.00%, 05/15/2041	2,224	2,096
Federal Home Loan Mtg. Corp. SCRT
Series 2019-3, Class MV 3.50%, 10/25/2058	3,958	3,582
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2022-DNA3, Class M1B 7.47%, (SOFR30A+2.90%), 04/25/2042*	10,000	10,356
Series 2021-HQA3, Class B1 7.92%, (SOFR30A+3.35%), 09/25/2041*	20,000	20,601
Series 2022-DNA4, Class M1B 7.92%, (SOFR30A+3.35%), 05/25/2042*	10,000	10,461
Series 2023-HQA2, Class M1B 7.92%, (SOFR30A+3.35%), 06/25/2043*	20,000	20,998
Series 2021-DNA6, Class B1 7.97%, (SOFR30A+3.40%), 10/25/2041*	20,000	20,646
Series 2023-HQA1, Class M1B 8.07%, (SOFR30A+3.50%), 05/25/2043*	15,000	15,930
Series 2021-DNA7, Class B1 8.22%, (SOFR30A+3.65%), 11/25/2041*	10,000	10,395
Series 2022-DNA6, Class M1B 8.27%, (SOFR30A+3.70%), 09/25/2042*	10,000	10,561
Series 2022-DNA5, Class M1B 9.07%, (SOFR30A+4.50%), 06/25/2042*	15,000	16,085
Federal National Mtg. Assoc. VRS
Series 2020-M2, Class X 0.29%, 01/25/2030(3)(4)	292,767	2,766
Series 2019-M21, Class X3 1.13%, 06/25/2034(3)(4)	119,552	5,998
Federal National Mtg. Assoc. REMIC
Series 2013-77, Class BP 1.70%, 06/25/2043	724	715
Series 2013-16, Class A 1.75%, 01/25/2040	698	690
Series 2011-117, Class MA 2.00%, 08/25/2040	7	7
Series 2012-21, Class PQ 2.00%, 09/25/2041	1,254	1,165
Series 2012-18, Class GA 2.00%, 12/25/2041	2,340	2,152
Series 2015-5, Class EP 2.00%, 06/25/2043	4,231	3,999
Series 2016-11, Class GA 2.50%, 03/25/2046	3,302	3,010

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2019-54, Class KC 2.50%, 09/25/2049	$ 11,697	$ 10,650
Series 2015-48, Class QB 3.00%, 02/25/2043	2,195	2,141
Series 2016-38, Class NA 3.00%, 01/25/2046	1,341	1,218
Series 2017-16, Class PB 3.00%, 03/25/2047	10,000	8,519
Series 2017-34, Class JK 3.00%, 05/25/2047	1,206	1,170
Series 2019-45, Class PT 3.00%, 08/25/2049	4,958	4,374
Series 2012-52, Class PA 3.50%, 05/25/2042	2,241	2,125
Series 2017-26, Class CG 3.50%, 07/25/2044	1,685	1,670
Series 2018-23, Class LA 3.50%, 04/25/2048	5,144	4,760
Series 2019-14, Class CA 3.50%, 04/25/2049	4,705	4,434
Series 2017-35, Class AH 3.50%, 04/25/2053	1,811	1,791
Series 2017-84, Class KA 3.50%, 04/25/2053	2,127	2,089
Series 2018-70, Class HA 3.50%, 10/25/2056	3,782	3,663
Series 2019-12, Class HA 3.50%, 11/25/2057	4,720	4,442
Series 2017-49, Class JA 4.00%, 07/25/2053	1,872	1,856
Series 2022-90, Class AY 4.50%, 12/25/2041	25,000	23,361
Government National Mtg. Assoc.
Series 2013-37, Class LG 2.00%, 01/20/2042	1,873	1,812
Series 2005-74, Class HB 7.50%, 09/16/2035	7	7
Series 2005-74, Class HC 7.50%, 09/16/2035	297	303
		315,837
Total Collateralized Mortgage Obligations (cost $1,554,985)		1,458,151
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 15.6%
U.S. Government — 7.8%
United States Treasury Bonds
1.25%, 05/15/2050	209,000	99,084
1.38%, 08/15/2050	35,000	17,067
2.25%, 08/15/2046 to 02/15/2052	175,000	110,810
2.88%, 08/15/2045(5)(6)	602,000	444,016
3.00%, 08/15/2052	115,000	82,509
3.13%, 08/15/2044	30,000	23,299
3.63%, 05/15/2053	33,000	26,826
4.13%, 08/15/2044 to 08/15/2053	160,000	142,717
4.50%, 11/15/2054	140,000	133,480
United States Treasury Bonds TIPS
0.25%, 02/15/2050(7)	92,083	53,659
0.63%, 02/15/2043(7)	6,865	5,026
0.75%, 02/15/2045(7)	40,213	29,121
1.38%, 02/15/2044(7)	13,544	11,264
United States Treasury Notes
3.13%, 08/31/2027 to 08/31/2029	203,000	193,000
Security Description		Shares or Principal Amount	Value

U.S. Government (continued)
3.38%, 05/15/2033		$ 140,000	$ 128,657
3.88%, 11/30/2029		360,000	351,916
4.00%, 02/15/2034		140,000	134,030
4.13%, 10/31/2026 to 11/15/2032		570,000	564,816
4.25%, 11/15/2034		345,000	336,008
4.50%, 11/15/2033		55,000	54,751
United States Treasury Notes TIPS
1.75%, 01/15/2034(7)		112,957	108,289
			3,050,345
U.S. Government Agency — 7.8%
Federal Home Loan Mtg. Corp.
2.00%, 03/01/2051		112,176	87,579
2.50%, 01/01/2028 to 12/01/2051		343,508	280,286
3.50%, 03/01/2042 to 08/01/2048		20,475	18,493
4.00%, 09/01/2040		652	616
4.50%, 01/01/2039 to 08/01/2052		63,626	59,892
5.50%, 07/01/2034 to 05/01/2054		85,513	84,440
6.50%, 05/01/2029		109	112
7.50%, 04/01/2028		56	57
Federal Home Loan Mtg. Corp. FRS
6.74%, (RFUCCT6M+1.49%), 02/01/2037		116	117
Federal National Mtg. Assoc.
2.00%, 04/01/2051 to 05/01/2051		336,884	264,247
2.50%, 02/01/2043		23,168	19,740
2.97%, 06/01/2030		40,000	36,505
3.00%, 01/01/2028		1,002	979
3.50%, 08/01/2026 to 11/01/2050		83,310	74,696
4.00%, 11/01/2025		23	22
4.50%, 01/01/2039 to 12/01/2052		120,432	113,599
5.00%, 05/01/2035 to 07/01/2040		7,828	7,799
5.50%, 12/01/2029 to 06/01/2038		26,258	26,521
6.00%, 12/01/2033 to 06/01/2040		1,420	1,452
6.50%, 10/01/2037		41	42
7.00%, 06/01/2037		1,048	1,097
Federal National Mtg. Assoc. FRS
6.78%, (RFUCCT1Y+1.57%), 05/01/2037		191	197
7.33%, (RFUCCT1Y+1.82%), 10/01/2040		209	216
Government National Mtg. Assoc.
2.50%, 07/20/2051		120,140	100,402
3.00%, 04/20/2051 to 05/20/2051		91,728	79,718
3.00%, January 30 TBA		95,000	82,368
3.50%, January 30 TBA		140,000	125,131
4.00%, 09/15/2041		86,871	81,182
4.50%, 06/15/2041 to 09/20/2052		85,689	81,388
5.00%, January 30 TBA		55,000	53,352
6.00%, 11/15/2031		10,745	10,843
7.00%, 05/15/2033		1,082	1,115
Uniform Mtg. Backed Securities
1.50%, January 15 TBA		115,000	98,565
3.00%, January 30 TBA		85,000	72,184
4.00%, January 30 TBA		55,000	50,291
5.00%, January 30 TBA		145,000	139,936
5.50%, January 30 TBA		435,000	429,236
6.00%, January 30 TBA		536,000	538,471
			3,022,886
Total U.S. Government & Agency Obligations (cost $6,708,046)			6,073,231
FOREIGN GOVERNMENT OBLIGATIONS — 0.4%
Sovereign — 0.4%
Federative Republic of Brazil
10.00%, 01/01/2031	BRL	204,000	26,312

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Government of Bulgaria
1.38%, 09/23/2050	EUR	5,000	$ 3,160
4.88%, 05/13/2036	EUR	5,000	5,681
Government of Romania
2.63%, 12/02/2040*	EUR	25,000	16,511
2.75%, 04/14/2041	EUR	20,000	13,390
5.88%, 01/30/2029*		$ 8,000	7,790
Republic of Hungary
1.63%, 04/28/2032	EUR	30,000	26,590
Republic of Panama
6.70%, 01/26/2036		5,000	4,632
Republic of Peru
3.00%, 01/15/2034		5,000	4,013
5.38%, 02/08/2035		8,000	7,682
5.88%, 08/08/2054		5,000	4,764
Republic of Uruguay
4.38%, 01/23/2031		5,000	4,845
United Mexican States
4.75%, 03/08/2044		36,000	27,315
6.05%, 01/11/2040		6,000	5,548
Total Foreign Government Obligations (cost $206,391)			158,233
MUNICIPAL SECURITIES — 0.4%
Chicago Board of Education General Obligation Bonds
6.14%, 12/01/2039		5,000	4,629
6.32%, 11/01/2029		15,000	14,838
County of Riverside, CA Revenue Bonds
3.12%, 02/15/2029		25,000	23,401
Florida State Board of Administration Finance Corp. Revenue Bonds
1.26%, 07/01/2025		25,000	24,583
Metropolitan Transportation Authority Revenue Bonds
4.75%, 11/15/2045		10,000	10,211
Municipal Electric Authority of Georgia Revenue Bonds
6.64%, 04/01/2057		4,000	4,268
New York Transportation Development Corp. Revenue Bonds
4.25%, 09/01/2035		15,000	14,359
Philadelphia Authority for Industrial Development Revenue Bonds
6.55%, 10/15/2028		25,000	26,352
State of California General Obligation Bonds
7.30%, 10/01/2039		5,000	5,693
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A1
5.10%, 04/01/2035		9,269	9,288
Total Municipal Securities (cost $145,069)			137,622
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50%, 04/04/2016† (cost $0)		7,000	5
Security Description	Shares or Principal Amount	Value
PURCHASED OPTIONS† — 0.2%
Purchased Options - Calls — 0.2%
Over the Counter call option on the USD vs. CNY (Expiration Date: 01/06/2025; Strike Price: CNY 7.69; Counterparty: Goldman Sachs International)	4,914,805	$ 5
Over the Counter call option on the USD vs. CNY (Expiration Date: 03/25/2025; Strike Price: CNY 7.78; Counterparty: JPMorgan Chase Bank, N.A.)	4,989,507	3,552
Over the Counter call option on the USD vs. CNY (Expiration Date: 07/31/2025; Strike Price: CNY 7.77; Counterparty: JPMorgan Chase Bank, N.A.)	2,274,390	8,825
Over the Counter call option on the USD vs. CNY (Expiration Date: 09/01/2025; Strike Price: CNY 7.66; Counterparty: JPMorgan Chase Bank, N.A.)	2,524,197	16,228
Over the Counter call option on the USD vs. CNY (Expiration Date: 10/16/2025; Strike Price: USD 7.76; Counterparty: Standard Chartered Bank)	4,873,350	27,744
Over the Counter call option on the USD vs. CNY (Expiration Date: 12/02/2025; Strike Price: CNY 8.02; Counterparty: Goldman Sachs International)	5,356,073	19,378
Total Purchased Options (cost $106,745)		75,732
Total Long-Term Investment Securities (cost $33,622,084)		38,960,743
SHORT-TERM INVESTMENTS — 0.5%
Unaffiliated Investment Companies — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43%(8) (cost $187,219)	187,219	187,219
REPURCHASE AGREEMENTS — 1.6%
Bank of America Securities LLC Joint Repurchase Agreement(9)	$ 140,000	140,000
Barclays Capital, Inc. Joint Repurchase Agreement(9)	115,000	115,000
BNP Paribas SA Joint Repurchase Agreement(9)	115,000	115,000
Deutsche Bank AG Joint Repurchase Agreement(9)	135,000	135,000
RBS Securities, Inc. Joint Repurchase Agreement(9)	135,000	135,000
Total Repurchase Agreements (cost $640,000)		640,000
TOTAL INVESTMENTS (cost $34,449,303)	102.1%	39,787,962
Other assets less liabilities	(2.1)	(817,981)
NET ASSETS	100.0%	$38,969,981
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Growth Portfolio has no right to demand registration of these securities. At December 31, 2024, the aggregate value of these securities was $3,050,867 representing 7.8% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of December 31, 2024.
(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Interest Only
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	Principal amount of security is adjusted for inflation.
(8)	The rate shown is the 7-day yield as of December 31, 2024.
(9)	See Note 2 for details of Joint Repurchase Agreements.
CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
H15T1Y—US Treasury Yield Curve Rate Note Constant Maturity 1 Year
REMIC—Real Estate Mortgage Investment Conduit
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Month
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
BRL—Brazilian Real
CNY—Chinese Yuan
EUR—Euro Currency
The rates shown on FRS and/or VRS are the current interest rates at December 31, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	105,000	USD	Fixed 1.560%	12-Month SOFR	Annual	Annual	Dec 2051	$ (587)	$42,231	$41,644
Centrally Cleared	20,000	USD	Fixed 2.880	12-Month SOFR	Annual	Annual	Mar 2053	208	3,438	3,646
Centrally Cleared	80,000	USD	Fixed 2.970	12-Month SOFR	Annual	Annual	Mar 2053	3,582	9,796	13,378
Centrally Cleared	25,000	USD	Fixed 3.750	12-Month SOFR	Annual	Annual	Dec 2054	37	763	800
								$3,240	$56,228	$59,468
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
1	Short	Euro-BUND	March 2025	$ 141,818	$ 138,223	$ 3,595
1	Short	Euro-OAT	March 2025	131,045	127,823	3,222
5	Short	U.S. Treasury 2 Year Notes	March 2025	1,028,492	1,028,047	445
3	Short	U.S. Treasury 5 Year Notes	March 2025	322,000	318,914	3,086
1	Short	U.S. Treasury Ultra 10 Year Notes	March 2025	112,617	111,312	1,305
						$11,653
						Unrealized (Depreciation)
6	Long	Australian 10 Year Bonds	March 2025	$424,306	$419,185	$ (5,121)
1	Long	E-Mini Russell 2000 Index	March 2025	118,872	112,490	(6,382)
3	Long	Euro-Schatz	March 2025	333,883	332,461	(1,422)
1	Long	U.S. Treasury Ultra Bonds	March 2025	122,250	118,906	(3,344)
2	Short	Canada 10 Year Bonds	March 2025	167,505	170,594	(3,089)
						$(19,358)
		Net Unrealized Appreciation (Depreciation)				$(7,705)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Deutsche Bank AG	EUR	65,000	USD	68,660	03/19/2025	$1,106	$—
Goldman Sachs International	BRL	191,000	USD	31,321	03/19/2025	805	—
Unrealized Appreciation (Depreciation)						$1,911	$—
BRL—Brazilian Real
EUR—Euro Currency
USD—United States Dollar

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$1,504,673	$—	$0	$1,504,673
Other Industries	25,943,668	—	—	25,943,668
Corporate Bonds & Notes	—	2,984,566	—	2,984,566
Asset Backed Securities	—	624,862	—	624,862
Collateralized Mortgage Obligations	—	1,458,151	—	1,458,151
U.S. Government & Agency Obligations	—	6,073,231	—	6,073,231
Foreign Government Obligations	—	158,233	—	158,233
Municipal Securities	—	137,622	—	137,622
Escrows and Litigation Trusts	—	5	—	5
Purchased Options	—	75,732	—	75,732
Short-Term Investments	187,219	—	—	187,219
Repurchase Agreements	—	640,000	—	640,000
Total Investments at Value	$27,635,560	$12,152,402	$0	$39,787,962
Other Financial Instruments:†
Swaps	$—	$56,228	$—	$56,228
Futures Contracts	11,653	—	—	11,653
Forward Foreign Currency Contracts	—	1,911	—	1,911
Total Other Financial Instruments	$11,653	$58,139	$—	$69,792
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$19,358	$—	$—	$19,358
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 23.6%
Advertising — 0.1%
Lamar Media Corp.
3.63%, 01/15/2031	$ 5,000	$ 4,401
4.88%, 01/15/2029	35,000	33,624
		38,025
Aerospace/Defense — 0.3%
Boeing Co.
2.95%, 02/01/2030	5,000	4,466
3.20%, 03/01/2029	5,000	4,607
3.75%, 02/01/2050	5,000	3,410
5.15%, 05/01/2030	10,000	9,860
6.39%, 05/01/2031	10,000	10,455
L3Harris Technologies, Inc.
5.05%, 06/01/2029	10,000	9,998
5.50%, 08/15/2054	7,000	6,724
5.60%, 07/31/2053	10,000	9,680
Northrop Grumman Corp.
5.15%, 05/01/2040	15,000	14,351
RTX Corp.
4.13%, 11/16/2028	5,000	4,866
		78,417
Agriculture — 0.4%
BAT Capital Corp.
5.83%, 02/20/2031	15,000	15,334
Philip Morris International, Inc.
4.38%, 11/01/2027	15,000	14,876
4.75%, 11/01/2031	15,000	14,669
5.13%, 02/15/2030	30,000	30,158
5.38%, 02/15/2033	8,000	8,015
5.63%, 09/07/2033	22,000	22,351
		105,403
Apparel — 0.5%
Hanesbrands, Inc.
4.88%, 05/15/2026*	30,000	29,534
Tapestry, Inc.
5.10%, 03/11/2030	5,000	4,945
5.50%, 03/11/2035	10,000	9,727
William Carter Co.
5.63%, 03/15/2027*	90,000	89,237
		133,443
Banks — 3.9%
Bank of America Corp.
1.90%, 07/23/2031	10,000	8,413
1.92%, 10/24/2031	40,000	33,417
2.30%, 07/21/2032	5,000	4,168
2.48%, 09/21/2036	15,000	12,221
2.57%, 10/20/2032	5,000	4,219
2.59%, 04/29/2031	30,000	26,429
2.69%, 04/22/2032	50,000	42,980
2.97%, 02/04/2033	15,000	12,893
5.52%, 10/25/2035	15,000	14,666
5.93%, 09/15/2027	30,000	30,536
Bank of New York Mellon Corp.
4.98%, 03/14/2030	5,000	5,007
5.06%, 07/22/2032	15,000	14,962
5.19%, 03/14/2035	15,000	14,848
6.32%, 10/25/2029	15,000	15,759
Citigroup, Inc.
5.17%, 02/13/2030	5,000	4,996
Security Description	Shares or Principal Amount	Value

Banks (continued)
Citizens Financial Group, Inc.
5.72%, 07/23/2032	$ 15,000	$ 15,052
5.84%, 01/23/2030	10,000	10,147
6.65%, 04/25/2035	5,000	5,271
Deutsche Bank AG
2.13%, 11/24/2026	150,000	146,160
Goldman Sachs Group, Inc.
3.81%, 04/23/2029	30,000	28,854
4.02%, 10/31/2038	10,000	8,468
4.48%, 08/23/2028	20,000	19,769
4.69%, 10/23/2030	15,000	14,686
5.02%, 10/23/2035	10,000	9,570
5.05%, 07/23/2030	15,000	14,911
5.73%, 04/25/2030	15,000	15,309
JPMorgan Chase & Co.
2.58%, 04/22/2032	10,000	8,578
3.70%, 05/06/2030	35,000	33,143
4.01%, 04/23/2029	73,000	70,777
4.51%, 10/22/2028	20,000	19,823
4.95%, 10/22/2035	5,000	4,818
5.00%, 07/22/2030	25,000	24,892
5.30%, 07/24/2029	25,000	25,251
5.34%, 01/23/2035	35,000	34,778
5.58%, 04/22/2030	20,000	20,395
M&T Bank Corp.
7.41%, 10/30/2029	35,000	37,518
Morgan Stanley
1.79%, 02/13/2032	35,000	28,554
2.24%, 07/21/2032	20,000	16,560
2.48%, 01/21/2028	10,000	9,530
5.16%, 04/20/2029	5,000	5,014
5.45%, 07/20/2029	5,000	5,056
5.66%, 04/18/2030	15,000	15,270
6.41%, 11/01/2029	10,000	10,445
PNC Financial Services Group, Inc.
4.81%, 10/21/2032	15,000	14,599
Wells Fargo & Co.
2.57%, 02/11/2031	14,000	12,346
2.88%, 10/30/2030	25,000	22,551
3.00%, 10/23/2026	5,000	4,848
3.35%, 03/02/2033	25,000	21,916
4.90%, 07/25/2033	30,000	28,973
5.39%, 04/24/2034	10,000	9,889
5.50%, 01/23/2035	15,000	14,936
5.57%, 07/25/2029	35,000	35,535
6.49%, 10/23/2034	15,000	15,945
		1,085,651
Beverages — 0.0%
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/2029	5,000	4,998
Biotechnology — 0.2%
Amgen, Inc.
5.25%, 03/02/2033	12,000	11,912
Gilead Sciences, Inc.
4.80%, 11/15/2029	20,000	19,959
Royalty Pharma PLC
2.15%, 09/02/2031	13,000	10,655
		42,526
Building Materials — 0.4%
Builders FirstSource, Inc.
5.00%, 03/01/2030*	55,000	52,284

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Building Materials (continued)
Standard Industries, Inc.
3.38%, 01/15/2031*	$ 10,000	$ 8,574
4.38%, 07/15/2030*	50,000	45,810
Trane Technologies Financing, Ltd.
5.10%, 06/13/2034	5,000	4,944
		111,612
Chemicals — 0.1%
Celanese US Holdings LLC
6.17%, 07/15/2027	10,000	10,149
NOVA Chemicals Corp.
7.00%, 12/01/2031*	10,000	9,952
Sherwin-Williams Co.
4.50%, 06/01/2047	5,000	4,204
		24,305
Commercial Services — 0.6%
Block, Inc.
3.50%, 06/01/2031	10,000	8,805
6.50%, 05/15/2032*	45,000	45,434
Howard University
2.80%, 10/01/2030	15,000	13,081
2.90%, 10/01/2031	10,000	8,396
3.48%, 10/01/2041	15,000	11,100
Service Corp. International
3.38%, 08/15/2030	50,000	43,750
5.13%, 06/01/2029	32,000	30,959
5.75%, 10/15/2032	5,000	4,850
		166,375
Computers — 0.3%
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028*	15,000	14,222
Gartner, Inc.
4.50%, 07/01/2028*	25,000	24,361
Insight Enterprises, Inc.
6.63%, 05/15/2032*	45,000	45,254
		83,837
Diversified Financial Services — 0.3%
Capital One Financial Corp.
1.88%, 11/02/2027	5,000	4,725
3.27%, 03/01/2030	10,000	9,245
7.62%, 10/30/2031	40,000	44,164
Discover Financial Services
7.96%, 11/02/2034	15,000	17,143
		75,277
Electric — 3.1%
AES Corp.
3.30%, 07/15/2025*	15,000	14,856
Alabama Power Co.
3.45%, 10/01/2049	15,000	10,587
4.15%, 08/15/2044	20,000	16,438
Ameren Corp.
5.00%, 01/15/2029	10,000	10,015
American Electric Power Co., Inc.
6.95%, 12/15/2054	20,000	20,635
Baltimore Gas & Electric Co.
5.65%, 06/01/2054	15,000	14,768
Cleco Corporate Holdings LLC
3.38%, 09/15/2029	13,000	11,688
Security Description	Shares or Principal Amount	Value

Electric (continued)
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051	$ 15,000	$ 9,809
5.50%, 03/15/2055	15,000	14,416
Dominion Energy, Inc.
3.38%, 04/01/2030	5,000	4,599
Duke Energy Carolinas LLC
2.55%, 04/15/2031	15,000	12,996
Duke Energy Corp.
2.55%, 06/15/2031	15,000	12,807
4.85%, 01/05/2029	10,000	9,954
5.00%, 08/15/2052	5,000	4,363
5.80%, 06/15/2054	5,000	4,871
Duke Energy Florida LLC
1.75%, 06/15/2030	15,000	12,726
Duke Energy Indiana LLC
2.75%, 04/01/2050	30,000	18,120
Duke Energy Ohio, Inc.
5.55%, 03/15/2054	10,000	9,669
Duke Energy Progress LLC
3.70%, 10/15/2046	22,000	16,306
4.00%, 04/01/2052	10,000	7,642
4.38%, 03/30/2044	15,000	12,622
Edison International
5.25%, 11/15/2028	20,000	20,046
5.25%, 03/15/2032	15,000	14,839
6.95%, 11/15/2029	45,000	48,056
Evergy, Inc.
2.90%, 09/15/2029	5,000	4,549
Eversource Energy
5.13%, 05/15/2033	35,000	34,004
5.50%, 01/01/2034	10,000	9,921
FirstEnergy Pennsylvania Electric Co.
3.60%, 06/01/2029*	5,000	4,701
Georgia Power Co.
4.30%, 03/15/2042	12,000	10,204
4.55%, 03/15/2030	15,000	14,747
Jersey Central Power & Light Co.
5.10%, 01/15/2035*	5,000	4,877
Monongahela Power Co.
5.85%, 02/15/2034*	3,000	3,067
National Grid PLC
5.60%, 06/12/2028	5,000	5,097
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/2027	18,000	17,008
2.25%, 06/01/2030	15,000	12,969
Niagara Mohawk Power Corp.
5.29%, 01/17/2034*	10,000	9,778
NSTAR Electric Co.
5.40%, 06/01/2034	10,000	10,049
Ohio Edison Co.
5.50%, 01/15/2033*	10,000	9,995
Pacific Gas & Electric Co.
2.50%, 02/01/2031	25,000	21,377
4.55%, 07/01/2030	35,000	33,873
5.25%, 03/01/2052	5,000	4,478
5.90%, 06/15/2032	20,000	20,530
6.10%, 01/15/2029	10,000	10,345
6.15%, 01/15/2033	10,000	10,379
6.40%, 06/15/2033	5,000	5,270
Public Service Co. of Oklahoma
5.20%, 01/15/2035	15,000	14,522
Public Service Electric & Gas Co.
5.45%, 03/01/2054	5,000	4,842

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Public Service Enterprise Group, Inc.
5.45%, 04/01/2034	$ 5,000	$ 4,987
6.13%, 10/15/2033	5,000	5,210
Puget Energy, Inc.
2.38%, 06/15/2028	15,000	13,693
4.10%, 06/15/2030	16,000	15,085
4.22%, 03/15/2032	18,000	16,452
Sempra
3.70%, 04/01/2029	4,000	3,799
Southern California Edison Co.
2.85%, 08/01/2029	2,000	1,825
4.00%, 04/01/2047	5,000	3,849
5.88%, 12/01/2053	15,000	14,919
5.95%, 11/01/2032	5,000	5,215
Southern Co.
3.25%, 07/01/2026	25,000	24,485
3.70%, 04/30/2030	5,000	4,696
Virginia Electric & Power Co.
2.45%, 12/15/2050	5,000	2,814
5.00%, 04/01/2033	25,000	24,466
5.00%, 01/15/2034	20,000	19,452
5.05%, 08/15/2034	5,000	4,875
5.35%, 01/15/2054	5,000	4,702
Wisconsin Power & Light Co.
5.38%, 03/30/2034	3,000	2,987
Xcel Energy, Inc.
1.75%, 03/15/2027	55,000	51,503
4.60%, 06/01/2032	13,000	12,372
		846,796
Engineering & Construction — 0.6%
GTP Acquisition Partners I LLC
3.48%, 06/15/2050*	160,000	158,887
Entertainment — 0.6%
WarnerMedia Holdings, Inc.
4.05%, 03/15/2029	10,000	9,304
4.28%, 03/15/2032	40,000	35,248
5.05%, 03/15/2042	20,000	16,058
5.14%, 03/15/2052	40,000	29,720
5.39%, 03/15/2062	15,000	11,030
WMG Acquisition Corp.
3.75%, 12/01/2029*	5,000	4,607
3.88%, 07/15/2030*	65,000	59,227
		165,194
Environmental Control — 0.5%
Clean Harbors, Inc.
4.88%, 07/15/2027*	85,000	83,271
Republic Services, Inc.
1.45%, 02/15/2031	5,000	4,055
4.88%, 04/01/2029	5,000	4,989
5.20%, 11/15/2034	10,000	9,904
Veralto Corp.
5.50%, 09/18/2026	5,000	5,058
Waste Management, Inc.
3.88%, 01/15/2029*	15,000	14,454
4.95%, 03/15/2035	15,000	14,624
		136,355
Food — 0.1%
Conagra Brands, Inc.
4.85%, 11/01/2028	15,000	14,922
Security Description	Shares or Principal Amount	Value

Food (continued)
Tyson Foods, Inc.
5.40%, 03/15/2029	$ 20,000	$ 20,216
		35,138
Gas — 0.3%
Brooklyn Union Gas Co.
3.87%, 03/04/2029*	10,000	9,468
KeySpan Gas East Corp.
5.99%, 03/06/2033*	5,000	5,070
NiSource, Inc.
3.49%, 05/15/2027	20,000	19,468
3.60%, 05/01/2030	14,000	13,059
5.35%, 04/01/2034	3,000	2,975
Southern California Gas Co.
5.20%, 06/01/2033	5,000	4,975
5.60%, 04/01/2054	25,000	24,434
		79,449
Hand/Machine Tools — 0.1%
Regal Rexnord Corp.
6.05%, 04/15/2028	10,000	10,171
6.30%, 02/15/2030	10,000	10,287
		20,458
Healthcare-Products — 0.5%
Avantor Funding, Inc.
4.63%, 07/15/2028*	50,000	47,725
Hologic, Inc.
4.63%, 02/01/2028*	44,000	42,662
Smith & Nephew PLC
2.03%, 10/14/2030	15,000	12,572
5.40%, 03/20/2034	10,000	9,926
Solventum Corp.
5.40%, 03/01/2029*	25,000	25,063
5.45%, 03/13/2031*	5,000	4,996
		142,944
Healthcare-Services — 0.7%
Centene Corp.
2.45%, 07/15/2028	15,000	13,499
4.63%, 12/15/2029	80,000	75,661
CommonSpirit Health
3.35%, 10/01/2029	5,000	4,657
Elevance Health, Inc.
4.50%, 10/30/2026	10,000	9,971
4.95%, 11/01/2031	15,000	14,751
HCA, Inc.
3.38%, 03/15/2029	20,000	18,563
Kaiser Foundation Hospitals
2.81%, 06/01/2041	5,000	3,537
3.00%, 06/01/2051	10,000	6,496
UnitedHealth Group, Inc.
2.75%, 05/15/2040	26,000	18,385
3.50%, 08/15/2039	10,000	7,909
4.95%, 01/15/2032	15,000	14,831
4.95%, 05/15/2062	5,000	4,309
5.38%, 04/15/2054	5,000	4,689
6.05%, 02/15/2063	5,000	5,105
		202,363

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Home Builders — 0.2%
Taylor Morrison Communities, Inc.
5.13%, 08/01/2030*	$ 19,000	$ 18,182
5.75%, 01/15/2028*	37,000	36,755
		54,937
Insurance — 0.5%
Arthur J Gallagher & Co.
4.85%, 12/15/2029	5,000	4,977
Athene Global Funding
2.65%, 10/04/2031*	45,000	37,790
2.72%, 01/07/2029*	19,000	17,234
4.72%, 10/08/2029*	30,000	29,258
CNO Global Funding
4.88%, 12/10/2027*	15,000	14,932
Equitable Financial Life Global Funding
1.80%, 03/08/2028*	31,000	28,018
Equitable Holdings, Inc.
4.35%, 04/20/2028	5,000	4,899
Marsh & McLennan Cos., Inc.
4.75%, 03/15/2039	11,000	10,183
		147,291
Internet — 0.5%
Gen Digital, Inc.
5.00%, 04/15/2025*	45,000	44,897
6.75%, 09/30/2027*	20,000	20,301
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	82,000	80,547
		145,745
Investment Companies — 0.3%
Ares Strategic Income Fund
5.70%, 03/15/2028*	20,000	19,997
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/2026	75,000	71,425
		91,422
Lodging — 0.0%
Las Vegas Sands Corp.
6.20%, 08/15/2034	10,000	10,056
Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp.
4.70%, 11/15/2029	25,000	24,907
Machinery-Diversified — 0.2%
AGCO Corp.
5.45%, 03/21/2027	10,000	10,095
5.80%, 03/21/2034	20,000	20,102
Otis Worldwide Corp.
2.57%, 02/15/2030	29,000	25,760
		55,957
Media — 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	70,000	62,832
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/2031	10,000	8,433
3.90%, 06/01/2052	10,000	6,433
5.05%, 03/30/2029	10,000	9,785
Comcast Corp.
2.89%, 11/01/2051	20,000	12,029
3.20%, 07/15/2036	10,000	8,076
Security Description	Shares or Principal Amount	Value

Media (continued)
3.25%, 11/01/2039	$ 19,000	$ 14,397
Cox Communications, Inc.
2.60%, 06/15/2031*	23,000	19,379
5.45%, 09/01/2034*	25,000	24,210
Discovery Communications LLC
3.63%, 05/15/2030	5,000	4,448
Paramount Global
4.38%, 03/15/2043	12,000	8,736
5.25%, 04/01/2044	15,000	11,655
5.85%, 09/01/2043	5,000	4,345
6.88%, 04/30/2036	5,000	5,062
Sirius XM Radio, Inc.
4.00%, 07/15/2028*	15,000	13,820
4.13%, 07/01/2030*	40,000	34,910
Time Warner Cable LLC
4.50%, 09/15/2042	13,000	9,725
5.88%, 11/15/2040	45,000	40,266
		298,541
Mining — 0.4%
Glencore Funding LLC
5.37%, 04/04/2029*	25,000	25,197
5.63%, 04/04/2034*	35,000	34,844
6.38%, 10/06/2030*	25,000	26,256
Rio Tinto Alcan, Inc.
6.13%, 12/15/2033	15,000	15,821
		102,118
Oil & Gas — 1.9%
Apache Corp.
4.88%, 11/15/2027	30,000	29,780
BP Capital Markets America, Inc.
4.81%, 02/13/2033	30,000	29,000
4.89%, 09/11/2033	22,000	21,281
4.99%, 04/10/2034	10,000	9,726
5.23%, 11/17/2034	15,000	14,773
ConocoPhillips Co.
4.03%, 03/15/2062	15,000	10,839
4.70%, 01/15/2030	20,000	19,780
5.70%, 09/15/2063	30,000	28,759
Coterra Energy, Inc.
5.40%, 02/15/2035	5,000	4,848
Diamondback Energy, Inc.
5.75%, 04/18/2054	5,000	4,692
5.90%, 04/18/2064	10,000	9,387
Ecopetrol SA
4.63%, 11/02/2031	22,000	18,243
4.63%, 11/02/2031	5,000	4,147
7.75%, 02/01/2032	20,000	19,409
8.38%, 01/19/2036	40,000	38,578
Energean Israel Finance, Ltd.
5.88%, 03/30/2031*	30,000	26,325
EOG Resources, Inc.
5.65%, 12/01/2054	10,000	9,793
Equinor ASA
3.63%, 04/06/2040	10,000	8,079
Hess Corp.
7.13%, 03/15/2033	18,000	19,949
7.30%, 08/15/2031	15,000	16,659
Leviathan Bond, Ltd.
6.50%, 06/30/2027*	50,000	48,378
Patterson-UTI Energy, Inc.
5.15%, 11/15/2029	5,000	4,875

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
7.15%, 10/01/2033	$ 5,000	$ 5,239
Shell Finance US, Inc.
3.25%, 04/06/2050	13,000	8,759
Shell International Finance BV
2.88%, 11/26/2041	10,000	7,068
3.00%, 11/26/2051	5,000	3,164
TotalEnergies Capital SA
4.72%, 09/10/2034	10,000	9,612
5.28%, 09/10/2054	20,000	18,491
5.43%, 09/10/2064	20,000	18,549
5.64%, 04/05/2064	25,000	23,896
Viper Energy, Inc.
5.38%, 11/01/2027*	27,000	26,624
		518,702
Packaging & Containers — 0.4%
Ball Corp.
6.00%, 06/15/2029	80,000	80,580
Graphic Packaging International LLC
4.75%, 07/15/2027*	40,000	39,043
		119,623
Pharmaceuticals — 0.5%
AbbVie, Inc.
4.95%, 03/15/2031	10,000	9,998
5.40%, 03/15/2054	5,000	4,813
Bristol-Myers Squibb Co.
5.55%, 02/22/2054	10,000	9,701
Cardinal Health, Inc.
5.00%, 11/15/2029	25,000	24,844
Cencora, Inc.
4.85%, 12/15/2029	20,000	19,870
CVS Health Corp.
1.75%, 08/21/2030	10,000	8,140
1.88%, 02/28/2031	5,000	4,031
2.13%, 09/15/2031	5,000	4,005
3.25%, 08/15/2029	10,000	9,104
3.75%, 04/01/2030	5,000	4,580
4.13%, 04/01/2040	3,000	2,343
4.78%, 03/25/2038	5,000	4,323
5.05%, 03/25/2048	10,000	8,245
7.00%, 03/10/2055	10,000	10,034
Eli Lilly & Co.
4.20%, 08/14/2029	5,000	4,895
4.60%, 08/14/2034	5,000	4,800
		133,726
Pipelines — 0.8%
Columbia Pipelines Holding Co. LLC
5.10%, 10/01/2031*	10,000	9,757
6.04%, 08/15/2028*	15,000	15,359
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030*	10,000	10,293
6.04%, 11/15/2033*	5,000	5,129
Enbridge, Inc.
3.13%, 11/15/2029	10,000	9,155
5.63%, 04/05/2034	10,000	10,059
5.70%, 03/08/2033	5,000	5,052
Energy Transfer LP
6.05%, 12/01/2026	10,000	10,214
6.40%, 12/01/2030	10,000	10,566
Enterprise Products Operating LLC
3.30%, 02/15/2053	10,000	6,574
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
Hess Midstream Operations LP
4.25%, 02/15/2030*	$ 5,000	$ 4,610
6.50%, 06/01/2029*	30,000	30,297
MPLX LP
5.50%, 06/01/2034	10,000	9,856
ONEOK, Inc.
4.40%, 10/15/2029	5,000	4,847
4.75%, 10/15/2031	5,000	4,836
5.85%, 11/01/2064	10,000	9,355
6.10%, 11/15/2032	19,000	19,662
Targa Resources Corp.
6.13%, 03/15/2033	7,000	7,217
Western Midstream Operating LP
4.75%, 08/15/2028	15,000	14,733
Whistler Pipeline LLC
5.70%, 09/30/2031*	15,000	14,978
5.95%, 09/30/2034*	5,000	5,014
		217,563
REITS — 0.6%
American Tower Corp.
1.45%, 09/15/2026	15,000	14,181
2.70%, 04/15/2031	5,000	4,316
3.80%, 08/15/2029	5,000	4,733
5.00%, 01/31/2030	5,000	4,971
Crown Castle, Inc.
4.80%, 09/01/2028	30,000	29,660
5.00%, 01/11/2028	20,000	19,982
5.60%, 06/01/2029	5,000	5,097
GLP Capital LP/GLP Financing II, Inc.
5.30%, 01/15/2029	5,000	4,964
Iron Mountain, Inc.
6.25%, 01/15/2033*	15,000	14,940
Regency Centers LP
5.25%, 01/15/2034	20,000	19,710
SBA Tower Trust
2.84%, 01/15/2050*	40,000	39,959
		162,513
Retail — 0.5%
AutoZone, Inc.
4.75%, 08/01/2032	9,000	8,706
5.40%, 07/15/2034	10,000	9,942
6.55%, 11/01/2033	10,000	10,760
FirstCash, Inc.
4.63%, 09/01/2028*	50,000	47,390
5.63%, 01/01/2030*	40,000	38,537
O'Reilly Automotive, Inc.
4.70%, 06/15/2032	8,000	7,728
		123,063
Semiconductors — 0.5%
Broadcom, Inc.
4.15%, 02/15/2028	20,000	19,664
5.05%, 07/12/2029	10,000	10,038
Intel Corp.
3.05%, 08/12/2051	9,000	5,133
3.25%, 11/15/2049	5,000	2,985
3.73%, 12/08/2047	15,000	9,893
5.70%, 02/10/2053	8,000	7,075
5.90%, 02/10/2063	7,000	6,316
Marvell Technology, Inc.
2.45%, 04/15/2028	10,000	9,224

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Semiconductors (continued)
Microchip Technology, Inc.
4.90%, 03/15/2028	$ 15,000	$ 14,947
5.05%, 02/15/2030	15,000	14,896
NXP BV/NXP Funding LLC
5.35%, 03/01/2026	15,000	15,058
5.55%, 12/01/2028	10,000	10,167
Qorvo, Inc.
3.38%, 04/01/2031*	20,000	17,105
		142,501
Software — 1.0%
Constellation Software, Inc.
5.46%, 02/16/2034*	5,000	5,012
Fair Isaac Corp.
4.00%, 06/15/2028*	60,000	56,618
MSCI, Inc.
3.63%, 11/01/2031*	20,000	17,909
Open Text Corp.
3.88%, 12/01/2029*	65,000	58,796
6.90%, 12/01/2027*	15,000	15,500
Oracle Corp.
2.30%, 03/25/2028	25,000	23,112
2.95%, 04/01/2030	5,000	4,514
3.60%, 04/01/2040	6,000	4,691
3.85%, 04/01/2060	9,000	6,174
4.10%, 03/25/2061	5,000	3,589
4.90%, 02/06/2033	15,000	14,604
SS&C Technologies, Inc.
5.50%, 09/30/2027*	60,000	59,425
		269,944
Telecommunications — 0.4%
AT&T, Inc.
2.55%, 12/01/2033	5,000	4,028
3.55%, 09/15/2055	23,000	15,470
4.50%, 05/15/2035	5,000	4,624
Cisco Systems, Inc.
4.95%, 02/26/2031	15,000	15,054
5.35%, 02/26/2064	10,000	9,586
Nokia Oyj
6.63%, 05/15/2039	15,000	15,242
T-Mobile USA, Inc.
2.05%, 02/15/2028	16,000	14,693
4.70%, 01/15/2035	15,000	14,187
5.05%, 07/15/2033	5,000	4,896
5.75%, 01/15/2034	5,000	5,126
		102,906
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
4.00%, 07/15/2025*	10,000	9,944
5.75%, 05/24/2026*	15,000	15,153
6.05%, 08/01/2028*	5,000	5,147
		30,244
Total Corporate Bonds & Notes (cost $6,731,030)		6,489,212
ASSET BACKED SECURITIES — 6.7%
Auto Loan Receivables — 1.5%
American Credit Acceptance Receivables Trust
Series 2023-3, Class B 6.09%, 11/12/2027*	19,097	19,139
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
ARI Fleet Lease Trust
Series 2023-A, Class A2 5.41%, 02/17/2032*	$ 39,890	$ 40,029
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class B 5.43%, 08/15/2028	15,000	15,097
Citizens Auto Receivables Trust
Series 2024-1, Class A4 5.03%, 10/15/2030*	15,000	15,111
DT Auto Owner Trust
Series 2023-2A, Class B 5.41%, 02/15/2029*	15,000	15,035
Exeter Automobile Receivables Trust
Series 2023-3A, Class B 6.11%, 09/15/2027	6,330	6,350
Flagship Credit Auto Trust
Series 2023-1, Class B 5.05%, 01/18/2028*	10,000	10,014
Series 2023-2, Class B 5.21%, 05/15/2028*	19,000	19,036
GM Financial Consumer Automobile Receivables Trust
Series 2024-1, Class B 5.16%, 08/16/2029	5,000	5,042
Hertz Vehicle Financing III LLC
Series 2023-3A, Class A 5.94%, 02/25/2028*	100,000	101,598
Prestige Auto Receivables Trust
Series 2022-1A, Class B 6.55%, 07/17/2028*	13,128	13,146
Santander Drive Auto Receivables Trust
Series 2023-1, Class B 4.98%, 02/15/2028	14,160	14,172
Series 2023-3, Class B 5.61%, 07/17/2028	25,000	25,229
Series 2023-4, Class B 5.77%, 12/15/2028	30,000	30,411
SBNA Auto Lease Trust
Series 2024-A, Class A4 5.24%, 01/22/2029*	10,000	10,076
SFS Auto Receivables Securitization Trust
Series 2023-1A, Class B 5.71%, 01/22/2030*	10,000	10,200
Westlake Automobile Receivables Trust
Series 2023-1A, Class B 5.41%, 01/18/2028*	10,000	10,034
Series 2023-2A, Class B 6.14%, 03/15/2028*	35,000	35,304
World Omni Auto Receivables Trust
Series 2023-A, Class B 5.03%, 05/15/2029	15,000	15,063
		410,086
Home Equity — 0.5%
Asset Backed Securities Corp. Home Equity Loan Trust FRS
Series 2004-HE7, Class M2 6.03%, (TSFR1M+1.69%), 10/25/2034	433	424
Option One Mtg. Loan Trust FRS
Series 2006-3, Class 2A2 4.65%, (TSFR1M+0.31%), 02/25/2037	29,860	13,866

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Home Equity (continued)
Soundview Home Loan Trust FRS
Series 2006-3, Class A4 4.95%, (TSFR1M+0.61%), 11/25/2036	$ 132,558	$ 123,091
		137,381
Other Asset Backed Securities — 4.7%
Aligned Data Centers Issuer LLC
Series 2023-1A, Class A2 6.00%, 08/17/2048*	40,000	40,581
Columbia Cent CLO, Ltd. FRS
Series 2018-27A, Class AR 6.08%, (TSFR3M+1.45%), 01/25/2035*	250,000	250,044
DLLAA LLC
Series 2023-1A, Class A3 5.64%, 02/22/2028*	15,000	15,225
Domino's Pizza Master Issuer LLC
Series 2021-1A, Class A2I 2.66%, 04/25/2051*	48,625	44,169
Series 2018-1A, Class A2I 4.12%, 07/25/2048*	56,850	56,511
FirstKey Homes Trust
Series 2022-SFR2, Class A 4.25%, 07/17/2039*	99,271	97,267
MF1, Ltd. FRS
Series 2022-FL8, Class AS 6.12%, (TSFR1M+1.75%), 02/19/2037*	100,000	98,316
Navient Private Education Refi Loan Trust
Series 2021-FA, Class A 1.11%, 02/18/2070*	57,434	50,150
New Economy Assets - Phase 1 Sponsor LLC
Series 2021-1, Class A1 1.91%, 10/20/2061*	100,000	92,202
PRET LLC
Series 2021-RN2, Class A1 4.74%, 07/25/2051*(1)	42,487	42,238
Series 2022-NPL1, Class A1 5.98%, 01/25/2052*(1)	44,051	44,021
Pretium Mtg. Credit Partners LLC
Series 2021-RN1, Class A1 4.99%, 02/25/2061*(1)	40,579	40,475
Progress Residential Trust
Series 2024-SFR2, Class A 3.30%, 04/17/2041*	99,783	92,622
Stack Infrastructure Issuer LLC
Series 2023-2A, Class A2 5.90%, 07/25/2048*	40,000	40,480
Summit Issuer LLC
Series 2020-1A, Class A2 2.29%, 12/20/2050*	25,000	24,298
Taco Bell Funding LLC
Series 2021-1A, Class A2II 2.29%, 08/25/2051*	106,110	94,104
Venture 42 CLO, Ltd. FRS
Series 2021-42A, Class A1A 6.05%, (TSFR3M+1.39%), 04/15/2034*	100,000	100,125
VOLT XCIV LLC
Series 2021-NPL3, Class A1 5.24%, 02/27/2051*(1)	21,105	21,079
VOLT XCIX LLC
Series 2021-NPL8, Class A1 5.12%, 04/25/2051*(1)	23,037	23,045
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Wendy's Funding LLC
Series 2018-1A, Class A2II 3.88%, 03/15/2048*	$ 46,492	$ 44,542
		1,311,494
Total Asset Backed Securities (cost $1,812,543)		1,858,961
COLLATERALIZED MORTGAGE OBLIGATIONS — 12.2%
Commercial and Residential — 9.0%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A2 3.90%, 08/10/2035*	120,000	118,419
Angel Oak Mtg. Trust VRS
Series 2021-5, Class A1 0.95%, 07/25/2066*(2)	36,016	30,467
Series 2020-R1, Class A1 0.99%, 04/25/2053*(2)	9,339	8,806
Series 2021-2, Class A1 0.99%, 04/25/2066*(2)	16,891	14,367
Series 2021-3, Class A1 1.07%, 05/25/2066*(2)	30,028	25,442
Series 2020-3, Class A1 1.69%, 04/25/2065*(2)	15,097	14,147
Series 2021-8, Class A1 1.82%, 11/25/2066*(2)	29,735	25,823
Angel Oak Mtg. Trust
Series 2022-3, Class A1 4.00%, 01/25/2067*	63,412	59,691
BANK VRS
Series 2017-BNK8, Class XA 0.71%, 11/15/2050(2)(3)	803,042	13,295
Series 2019-BN20, Class XA 0.81%, 09/15/2062(2)(3)	883,809	27,450
Bear Stearns Adjustable Rate Mtg. Trust VRS
Series 2005-12, Class 12A1 5.65%, 02/25/2036(2)	28,227	24,744
Benchmark Mtg. Trust VRS
Series 2018-B4, Class XA 0.47%, 07/15/2051(2)(3)	312,132	3,901
Series 2018-B1, Class XA 0.53%, 01/15/2051(2)(3)	134,748	1,760
Series 2018-B8, Class XA 0.62%, 01/15/2052(2)(3)	890,467	17,191
Series 2019-B10, Class XA 1.22%, 03/15/2062(2)(3)	260,186	11,173
Series 2020-B22, Class XA 1.51%, 01/15/2054(2)(3)	157,326	11,123
Series 2020-B18, Class XA 1.78%, 07/15/2053(2)(3)	95,946	5,034
BOCA Commercial Mtg. Trust FRS
Series 2024-BOCA, Class B 6.74%, (TSFR1M+2.34%), 08/15/2041*	100,000	100,094
BPR Trust VRS
Series 2024-PMDW, Class B 5.85%, 11/05/2041*(2)	10,000	9,948
BX Trust FRS
Series 2022-PSB, Class A 6.85%, (TSFR1M+2.45%), 08/15/2039*	17,883	17,967
CAMB Commercial Mtg. Trust FRS
Series 2019-LIFE, Class F 7.25%, (TSFR1M+2.85%), 12/15/2037*	100,000	99,312

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Citigroup Mtg. Loan Trust, Inc. FRS
Series 2006-AR1, Class 3A1 5.41%, (H15T1Y+2.4%), 03/25/2036	$ 12,014	$ 11,322
COLT Mtg. Loan Trust VRS
Series 2021-1, Class A1 0.91%, 06/25/2066*(2)	27,730	23,207
Series 2021-3, Class A1 0.96%, 09/27/2066*(2)	64,152	51,298
Connecticut Avenue Securities Trust FRS
Series 2024-R02, Class 1M2 6.37%, (SOFR30A+1.80%), 02/25/2044*	10,000	10,090
Series 2019-HRP1, Class M2 6.83%, (SOFR30A+2.26%), 11/25/2039*	2,536	2,548
Series 2023-R05, Class 1M2 7.66%, (SOFR30A+3.10%), 06/25/2043*	17,000	17,911
Series 2021-R01, Class 1B1 7.67%, (SOFR30A+3.10%), 10/25/2041*	51,800	53,238
Series 2022-R01, Class 1B1 7.72%, (SOFR30A+3.15%), 12/25/2041*	54,000	55,663
Series 2017-C01, Class 1M2 8.23%, (SOFR30A+3.66%), 07/25/2029	9,564	9,844
Series 2016-C07, Class 2M2 9.03%, (SOFR30A+4.46%), 05/25/2029	16,490	17,141
Countrywide Home Loan Mtg. Pass Through Trust
Series 2005-29, Class A1 5.75%, 12/25/2035	19,972	9,397
CSAIL Commercial Mtg. Trust
Series 2016-C6, Class ASB 2.96%, 01/15/2049	16,448	16,305
CSAIL Commercial Mtg. Trust VRS
Series 2015-C2, Class XA 0.67%, 06/15/2057(2)(3)	753,495	648
CSMC Trust VRS
Series 2021-NQM5, Class A1 0.94%, 05/25/2066*(2)	56,110	46,131
Series 2017-FHA1, Class A1 3.25%, 04/25/2047*(2)	21,101	18,860
DBJPM Mtg. Trust
Series 2016-C3, Class A5 2.89%, 08/10/2049	125,000	120,889
Series 2016-C1, Class ASB 3.04%, 05/10/2049	20,225	20,030
DBJPM Mtg. Trust VRS
Series 2020-C9, Class XA 1.70%, 09/15/2053(2)(3)	97,825	4,422
DC Trust VRS
Series 2024-HLTN, Class A 5.73%, 04/13/2040*(2)	10,000	10,065
Series 2024-HLTN, Class C 7.04%, 04/13/2040*(2)	10,000	10,119
Deephaven Residential Mtg. Trust VRS
Series 2022-1, Class A1 2.21%, 01/25/2067*(2)	68,688	61,585
First Horizon Alternative Mtg. Securities Trust VRS
Series 2005-AA3, Class 3A1 6.46%, 05/25/2035(2)	18,513	16,935
GCAT Trust VRS
Series 2021-NQM3, Class A1 1.09%, 05/25/2066*(2)	45,084	38,330
GS Mtg. Securities Corp. II
Series 2005-ROCK, Class A 5.37%, 05/03/2032*	40,000	39,982
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
GS Mtg. Securities Corp. Trust
Series 2012-BWTR, Class A 2.95%, 11/05/2034*	$ 159,402	$ 132,023
GS Mtg. Securities Corp. Trust VRS
Series 2018-GS10, Class XA 0.31%, 07/10/2051(2)(3)	1,090,302	12,011
GSR Mtg. Loan Trust VRS
Series 2007-AR1, Class 2A1 4.53%, 03/25/2047(2)	9,845	5,908
Series 2006-AR2, Class 3A1 6.02%, 04/25/2036(2)	3,690	2,165
Impac CMB Trust FRS
Series 2005-4, Class 1A1A 4.99%, (TSFR1M+0.38%), 05/25/2035	14,372	13,662
JPMDB Commercial Mtg. Securities Trust
Series 2016-C4, Class A3 3.14%, 12/15/2049	85,000	81,153
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2020-NNN, Class AFX 2.81%, 01/16/2037*	25,000	22,251
Legacy Mtg. Asset Trust
Series 2021-GS3, Class A1 4.75%, 07/25/2061*(1)	66,086	66,003
Merrill Lynch Mtg. Investors Trust VRS
Series 2005-A2, Class A2 5.48%, 02/25/2035(2)	4,243	3,979
Series 2005-A1, Class 2A1 6.93%, 12/25/2034(2)	3,449	3,467
MFA Trust VRS
Series 2021-NQM1, Class A1 1.15%, 04/25/2065*(2)	20,420	18,858
Morgan Stanley Capital I Trust VRS
Series 2017-H1, Class XA 1.30%, 06/15/2050(2)(3)	102,304	2,037
Morgan Stanley Mtg. Loan Trust
Series 2007-12, Class 3A22 6.00%, 08/25/2037	18,391	6,251
MortgageIT Trust FRS
Series 2005-4, Class A1 5.01%, (TSFR1M+0.67%), 10/25/2035	15,203	14,951
New Residential Mtg. Loan Trust FRS
Series 2017-5A, Class A1 5.95%, (TSFR1M+1.61%), 06/25/2057*	17,147	17,429
New Residential Mtg. Loan Trust VRS
Series 2016-2A, Class A1 3.75%, 11/26/2035*(2)	20,028	18,990
Series 2016-4A, Class A1 3.75%, 11/25/2056*(2)	19,827	18,562
Series 2017-4A, Class A1 4.00%, 05/25/2057*(2)	19,621	18,593
NMLT Trust VRS
Series 2021-INV1, Class A1 1.19%, 05/25/2056*(2)	58,933	49,472
NRP Mtg. Trust VRS
Series 2013-1, Class A1 3.25%, 07/25/2043*(2)	3,278	2,886
PRPM LLC
Series 2021-5, Class A1 4.79%, 06/25/2026*(1)	60,852	60,581
Series 2021-4, Class A1 4.87%, 04/25/2026*(1)	54,223	54,104

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2021-9, Class A1 5.36%, 10/25/2026*(1)	$ 49,830	$ 49,694
SG Commercial Mtg. Securities Trust
Series 2020-COVE, Class A 2.63%, 03/15/2037*	90,000	83,986
Starwood Mtg. Residential Trust VRS
Series 2021-6, Class A1 1.92%, 11/25/2066*(2)	68,138	58,801
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(2)	85,804	72,220
Tyson Corner Mtg. Trust VRS
Series 2023-CRNR, Class A 6.58%, 12/10/2033*(2)	45,000	46,924
Verus Securitization Trust
Series 2022-1, Class A1 2.72%, 01/25/2067*(1)	76,000	68,867
Verus Securitization Trust VRS
Series 2021-4, Class A1 0.94%, 07/25/2066*(2)	75,301	62,890
Series 2021-2, Class A1 1.03%, 02/25/2066*(2)	31,360	27,875
Wells Fargo Commercial Mtg. Trust
Series 2015-NXS3, Class A4 3.62%, 09/15/2057	60,000	59,390
Wells Fargo Commercial Mtg. Trust VRS
Series 2015-NXS3, Class XA 0.86%, 09/15/2057(2)(3)	511,059	1,701
Series 2015-NXS1, Class D 4.07%, 05/15/2048(2)	10,000	9,213
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2006-AR14, Class 2A1 7.39%, 10/25/2036(2)	6,849	6,108
		2,479,119
U.S. Government Agency — 3.2%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
3.24%, 08/25/2027	82,000	79,265
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K-1510, Class X1 0.48%, 01/25/2034(2)(3)	203,436	6,162
Series K064, Class X1 0.59%, 03/25/2027(2)(3)	335,208	3,644
Series K124, Class X1 0.72%, 12/25/2030(2)(3)	269,076	9,349
Series K122, Class X1 0.87%, 11/25/2030(2)(3)	98,499	4,028
Series K121, Class X1 1.02%, 10/25/2030(2)(3)	116,321	5,370
Series K104, Class X1 1.11%, 01/25/2030(2)(3)	177,914	8,054
Series K114, Class X1 1.11%, 06/25/2030(2)(3)	213,112	10,533
Series K111, Class X1 1.57%, 05/25/2030(2)(3)	98,806	6,677
Federal Home Loan Mtg. Corp. REMIC
Series 3964, Class MD 2.00%, 01/15/2041	30	30
Series 5170, Class DP 2.00%, 07/25/2050	40,453	34,508
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 4961, Class JB 2.50%, 12/15/2042	$ 22,458	$ 20,138
Series 3883, Class PB 3.00%, 05/15/2041	6,809	6,415
Federal Home Loan Mtg. Corp. SCRT
Series 2019-3, Class MV 3.50%, 10/25/2058	15,832	14,327
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2022-DNA3, Class M1B 7.47%, (SOFR30A+2.90%), 04/25/2042*	20,000	20,712
Series 2021-HQA3, Class B1 7.92%, (SOFR30A+3.35%), 09/25/2041*	55,000	56,654
Series 2022-DNA4, Class M1B 7.92%, (SOFR30A+3.35%), 05/25/2042*	25,000	26,153
Series 2023-HQA2, Class M1B 7.92%, (SOFR30A+3.35%), 06/25/2043*	50,000	52,495
Series 2021-DNA6, Class B1 7.97%, (SOFR30A+3.40%), 10/25/2041*	55,000	56,778
Series 2023-HQA1, Class M1B 8.07%, (SOFR30A+3.50%), 05/25/2043*	50,000	53,099
Series 2022-HQA3, Class M1B 8.12%, (SOFR30A+3.55%), 08/25/2042*	10,000	10,510
Series 2021-DNA7, Class B1 8.22%, (SOFR30A+3.65%), 11/25/2041*	25,000	25,989
Series 2022-DNA6, Class M1B 8.27%, (SOFR30A+3.70%), 09/25/2042*	20,000	21,122
Series 2022-HQA2, Class M1B 8.57%, (SOFR30A+4.00%), 07/25/2042*	20,000	21,302
Series 2022-DNA5, Class M1B 9.07%, (SOFR30A+4.50%), 06/25/2042*	35,000	37,531
Federal National Mtg. Assoc.
Series 415, Class A3 STRIPS 3.00%, 11/25/2042	12,703	11,425
Federal National Mtg. Assoc. REMIC
Series 2013-77, Class BP 1.70%, 06/25/2043	2,027	2,002
Series 2011-117, Class MA 2.00%, 08/25/2040	7	7
Series 2012-21, Class PQ 2.00%, 09/25/2041	3,763	3,496
Series 2012-18, Class GA 2.00%, 12/25/2041	7,020	6,455
Series 2016-11, Class GA 2.50%, 03/25/2046	10,733	9,783
Series 2019-54, Class KC 2.50%, 09/25/2049	35,092	31,951
Series 2015-48, Class QB 3.00%, 02/25/2043	6,754	6,589
Series 2016-38, Class NA 3.00%, 01/25/2046	5,365	4,873
Series 2017-16, Class PB 3.00%, 03/25/2047	30,000	25,558
Series 2017-34, Class JK 3.00%, 05/25/2047	3,618	3,510
Series 2019-45, Class PT 3.00%, 08/25/2049	15,701	13,852
Series 2012-52, Class PA 3.50%, 05/25/2042	6,275	5,950
Series 2017-26, Class CG 3.50%, 07/25/2044	4,492	4,453
Series 2018-23, Class LA 3.50%, 04/25/2048	15,686	14,516

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2019-14, Class CA 3.50%, 04/25/2049	$ 17,252	$ 16,258
Series 2017-35, Class AH 3.50%, 04/25/2053	4,829	4,776
Series 2017-84, Class KA 3.50%, 04/25/2053	6,379	6,268
Series 2018-70, Class HA 3.50%, 10/25/2056	10,087	9,768
Series 2019-12, Class HA 3.50%, 11/25/2057	17,530	16,499
Series 2017-49, Class JA 4.00%, 07/25/2053	5,617	5,567
Series 2022-90, Class AY 4.50%, 12/25/2041	75,000	70,082
Government National Mtg. Assoc.
Series 2013-37, Class LG 2.00%, 01/20/2042	5,448	5,271
Series 2005-74, Class HA 7.50%, 09/16/2035	1	1
Series 2005-74, Class HB 7.50%, 09/16/2035	162	165
Series 2005-74, Class HC 7.50%, 09/16/2035	322	329
		870,249
Total Collateralized Mortgage Obligations (cost $3,689,569)		3,349,368
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 45.5%
U.S. Government — 19.6%
United States Treasury Bonds
1.25%, 05/15/2050	553,000	262,169
1.38%, 08/15/2050	20,000	9,752
1.63%, 11/15/2050	260,000	135,565
1.75%, 08/15/2041	190,000	123,031
2.00%, 08/15/2051	145,000	82,854
2.25%, 08/15/2046	115,000	74,240
2.50%, 02/15/2045	230,000	159,579
2.88%, 08/15/2045	295,000	217,582
3.00%, 05/15/2045(4)(5)	370,000	279,561
3.00%, 11/15/2045 to 08/15/2052	852,000	618,250
3.13%, 08/15/2044	168,000	130,473
3.38%, 08/15/2042	285,000	235,254
3.63%, 08/15/2043	280,000	237,183
4.25%, 08/15/2054	602,000	549,747
4.50%, 11/15/2054	60,000	57,206
United States Treasury Bonds TIPS
0.25%, 02/15/2050(6)	190,304	110,896
0.63%, 02/15/2043(6)	13,729	10,052
0.75%, 02/15/2045(6)	100,534	72,802
1.38%, 02/15/2044(6)	40,632	33,792
United States Treasury Notes
2.38%, 03/31/2029	398,000	367,313
3.88%, 08/15/2034	140,000	132,375
4.00%, 02/15/2034	240,000	229,766
4.25%, 11/15/2034	665,000	647,668
4.50%, 11/15/2033	370,000	368,325
United States Treasury Notes TIPS
1.75%, 01/15/2034(6)	272,123	260,879
		5,406,314
Security Description		Shares or Principal Amount	Value

U.S. Government Agency — 25.9%
Federal Home Loan Mtg. Corp.
2.00%, 03/01/2051		$ 291,660	$ 227,707
2.50%, 01/01/2028 to 04/01/2052		307,961	251,479
3.00%, 08/01/2027 to 08/01/2043		38,820	34,355
3.50%, 02/01/2042 to 09/01/2043		8,887	8,095
4.00%, 10/01/2043		3,279	3,081
4.50%, 01/01/2039		311	302
5.00%, 05/01/2034 to 10/01/2054		512,102	495,329
5.50%, 07/01/2034 to 07/01/2054		455,408	449,758
6.50%, 05/01/2029		436	449
Federal Home Loan Mtg. Corp. FRS
6.74%, (RFUCCT6M+1.49%), 02/01/2037		183	186
Federal National Mtg. Assoc.
2.00%, 04/01/2051 to 05/01/2051		875,897	687,043
2.50%, 02/01/2043 to 04/01/2052		464,299	384,176
2.66%, 03/01/2027		191,054	183,679
3.00%, 01/01/2028 to 06/01/2052		212,990	182,400
3.50%, 08/01/2043		47,049	42,574
4.50%, 01/01/2039 to 05/01/2041		2,440	2,357
5.00%, 07/01/2040		5,189	5,170
5.50%, 12/01/2029 to 06/01/2038		4,300	4,318
6.00%, 06/01/2026 to 06/01/2040		6,413	6,545
6.50%, 11/01/2035 to 10/01/2037		1,173	1,208
7.00%, 06/01/2037		3,138	3,286
Federal National Mtg. Assoc. FRS
6.78%, (RFUCCT1Y+1.57%), 05/01/2037		304	314
7.33%, (RFUCCT1Y+1.82%), 10/01/2040		349	360
Government National Mtg. Assoc.
2.00%, 02/20/2051		194,132	155,510
2.50%, January 30 TBA		150,000	125,250
3.00%, 04/20/2051 to 05/20/2051		229,322	199,296
3.00%, January 30 TBA		175,000	151,730
3.50%, January 30 TBA		385,000	344,110
4.00%, 10/15/2040 to 10/15/2041		20,562	19,386
4.00%, January 30 TBA		150,000	138,147
4.50%, 06/15/2041		33,306	32,156
5.00%, 01/15/2033 to 01/15/2040		16,223	16,035
5.00%, January 30 TBA		125,000	121,255
5.50%, 04/15/2036		13,726	13,853
6.50%, 07/15/2028 to 11/15/2028		21,615	22,316
7.00%, 01/15/2033 to 11/15/2033		3,259	3,361
8.00%, 02/15/2030		251	251
Uniform Mtg. Backed Securities
1.50%, January 15 TBA		200,000	171,417
2.00%, January 15 TBA		225,000	198,645
4.00%, January 30 TBA		165,000	150,872
4.50%, January 30 TBA		344,000	323,523
5.50%, January 30 TBA		770,000	759,796
6.00%, January 30 TBA		1,199,000	1,204,527
			7,125,607
Total U.S. Government & Agency Obligations (cost $13,778,333)			12,531,921
FOREIGN GOVERNMENT OBLIGATIONS — 2.3%
Sovereign — 2.3%
Federative Republic of Brazil
10.00%, 01/01/2031	BRL	594,000	76,614
Government of Bulgaria
1.38%, 09/23/2050	EUR	10,000	6,320
4.88%, 05/13/2036	EUR	15,000	17,042
Government of Macedonia
2.75%, 01/18/2025	EUR	100,000	103,164

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Government of Romania
2.63%, 12/02/2040*	EUR	60,000	$ 39,625
2.75%, 04/14/2041	EUR	65,000	43,519
5.88%, 01/30/2029*		$ 10,000	9,737
Republic of Chile
1.25%, 01/22/2051	EUR	100,000	59,028
Republic of Hungary
1.63%, 04/28/2032	EUR	75,000	66,476
Republic of Panama
6.70%, 01/26/2036		15,000	13,897
Republic of Peru
3.00%, 01/15/2034		10,000	8,025
5.38%, 02/08/2035		15,000	14,403
5.88%, 08/08/2054		10,000	9,528
Republic of Philippines
1.75%, 04/28/2041	EUR	100,000	74,415
Republic of Uruguay
4.38%, 01/23/2031		15,000	14,535
United Mexican States
4.75%, 03/08/2044		82,000	62,218
6.05%, 01/11/2040		6,000	5,548
Total Foreign Government Obligations (cost $868,986)			624,094
MUNICIPAL SECURITIES — 1.4%
Chicago Board of Education General Obligation Bonds
6.14%, 12/01/2039		15,000	13,889
6.32%, 11/01/2029		30,000	29,676
County of Riverside, CA Revenue Bonds
3.07%, 02/15/2028		80,000	76,095
Florida State Board of Administration Finance Corp. Revenue Bonds
1.26%, 07/01/2025		70,000	68,832
Metropolitan Transportation Authority Revenue Bonds
4.75%, 11/15/2045		35,000	35,738
Municipal Electric Authority of Georgia Revenue Bonds
6.64%, 04/01/2057		19,000	20,273
New York Transportation Development Corp. Revenue Bonds
4.25%, 09/01/2035		60,000	57,436
Philadelphia Authority for Industrial Development Revenue Bonds
6.55%, 10/15/2028		65,000	68,514
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A1
5.10%, 04/01/2035		27,807	27,866
Total Municipal Securities (cost $410,917)			398,319
COMMON STOCKS — 15.3%
Advertising — 0.9%
Trade Desk, Inc., Class A†		2,019	237,293
Apparel — 0.5%
LVMH Moet Hennessy Louis Vuitton SE		190	125,074
Auto Manufacturers — 1.5%
Tesla, Inc.†		1,022	412,725
Security Description	Shares or Principal Amount	Value

Biotechnology — 0.7%
Roivant Sciences, Ltd.†	3,983	$ 47,119
Royalty Pharma PLC, Class A	5,639	143,851
		190,970
Commercial Services — 1.0%
Adyen NV*†	106	157,783
Block, Inc.†	1,269	107,852
		265,635
Computers — 0.6%
Crowdstrike Holdings, Inc., Class A†	484	165,605
Diversified Financial Services — 0.3%
Coinbase Global, Inc., Class A†	75	18,622
Intercontinental Exchange, Inc.	454	67,651
		86,273
Healthcare-Products — 0.2%
Danaher Corp.	299	68,635
Internet — 4.4%
Airbnb, Inc., Class A†	1,250	164,262
Amazon.com, Inc.†	974	213,686
DoorDash, Inc., Class A†	1,693	284,001
MercadoLibre, Inc.†	126	214,255
Shopify, Inc., Class A†	2,645	281,243
Uber Technologies, Inc.†	778	46,929
		1,204,376
REITS — 0.2%
American Tower Corp.	372	68,229
Retail — 0.4%
Floor & Decor Holdings, Inc., Class A†	1,083	107,975
Semiconductors — 0.6%
ASML Holding NV	227	157,329
Software — 3.8%
Cloudflare, Inc., Class A†	3,942	424,475
MicroStrategy, Inc., Class A†	341	98,761
Procore Technologies, Inc.†	938	70,284
ROBLOX Corp., Class A†	4,205	243,301
Snowflake, Inc., Class A†	1,371	211,696
		1,048,517
Transportation — 0.2%
Union Pacific Corp.	303	69,096
Total Common Stocks (cost $2,997,904)		4,207,732
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50%, 04/04/2016† (cost $0)	10,000	7
PURCHASED OPTIONS† — 0.0%
Purchased Options - Calls — 0.0%
Over the Counter call option on the USD vs. CNY (Expiration Date: 01/06/2025; Strike Price: CNY 7.69; Counterparty: Goldman Sachs International)	1,158,753	1
Over the Counter call option on the USD vs. CNY (Expiration Date: 03/25/2025; Strike Price: CNY 7.78; Counterparty: JPMorgan Chase Bank, N.A.)	1,144,912	815

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Purchased Options - Calls (continued)
Over the Counter call option on the USD vs. CNY (Expiration Date: 07/31/2025; Strike Price: CNY 7.77; Counterparty: JPMorgan Chase Bank, N.A.)	517,188	$ 2,007
Over the Counter call option on the USD vs. CNY (Expiration Date: 09/01/2025; Strike Price: CNY 7.66; Counterparty: JPMorgan Chase Bank, N.A.)	574,542	3,694
Over the Counter call option on the USD vs. CNY (Expiration Date: 10/16/2025; Strike Price: USD 7.76; Counterparty: Standard Chartered Bank)	1,121,660	6,385
Over the Counter call option on the USD vs. CNY (Expiration Date: 12/02/2025; Strike Price: CNY 8.02; Counterparty: Goldman Sachs International)	1,228,334	4,444
Total Purchased Options (cost $24,583)		17,346
Total Long-Term Investment Securities (cost $30,313,865)		29,476,960
REPURCHASE AGREEMENTS — 5.9%
Bank of America Securities LLC Joint Repurchase Agreement(7)	$ 345,000	345,000
Barclays Capital, Inc. Joint Repurchase Agreement(7)	295,000	295,000
BNP Paribas SA Joint Repurchase Agreement(7)	295,000	295,000
Deutsche Bank AG Joint Repurchase Agreement(7)	340,000	340,000
RBS Securities, Inc. Joint Repurchase Agreement(7)	340,000	340,000
Total Repurchase Agreements (cost $1,615,000)		1,615,000
TOTAL INVESTMENTS (cost $31,928,865)	112.9%	31,091,960
Other assets less liabilities	(12.9)	(3,559,516)
NET ASSETS	100.0%	$27,532,444
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Income Portfolio has no right to demand registration of these securities. At December 31, 2024, the aggregate value of these securities was $6,208,192 representing 22.5% of net assets.
†	Non-income producing security
(1)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of December 31, 2024.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Interest Only
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	Principal amount of security is adjusted for inflation.
(7)	See Note 2 for details of Joint Repurchase Agreements.
CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
H15T1Y—US Treasury Yield Curve Rate Note Constant Maturity 1 Year
REMIC—Real Estate Mortgage Investment Conduit
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Month
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
BRL—Brazilian Real
CNY—Chinese Yuan
EUR—Euro Currency
The rates shown on FRS and/or VRS are the current interest rates at December 31, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	60,000	USD	Fixed 2.880%	12-Month SOFR	Annual	Annual	Mar 2053	$ 562	$10,376	$10,938
Centrally Cleared	120,000	USD	Fixed 2.970	12-Month SOFR	Annual	Annual	Mar 2053	68	19,999	20,067
Centrally Cleared	195,000	USD	Fixed 3.590	12-Month SOFR	Annual	Annual	Sep 2053	831	11,356	12,187
Centrally Cleared	55,000	USD	Fixed 3.750	12-Month SOFR	Annual	Annual	Dec 2054	81	1,679	1,760
								$1,542	$43,410	$44,952
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
4	Short	Euro-BUND	March 2025	$ 567,211	$ 552,896	$14,315
2	Short	Euro-OAT	March 2025	261,780	255,648	6,132

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Futures Contracts — (continued)

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
7	Short	U.S. Treasury 2 Year Notes	March 2025	1,441,308	$1,439,266	$ 2,042
3	Short	U.S. Treasury 5 Year Notes	March 2025	322,008	318,914	3,094
4	Short	U.S. Treasury Long Bonds	March 2025	466,055	455,375	10,680
1	Short	U.S. Treasury Ultra 10 Year Notes	March 2025	112,617	111,312	1,305
3	Short	U.S. Treasury Ultra Bonds	March 2025	366,889	356,719	10,170
						$47,738
						Unrealized (Depreciation)
13	Long	Australian 10 Year Bonds	March 2025	$920,149	$908,235	$(11,914)
3	Long	U.S. Treasury 10 Year Notes	March 2025	333,558	326,250	(7,308)
4	Short	Canada 10 Year Bonds	March 2025	335,017	341,188	(6,171)
						$(25,393)
		Net Unrealized Appreciation (Depreciation)				$22,345
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Deutsche Bank AG	EUR	403,000	USD	425,692	03/19/2025	$6,855	$—
Goldman Sachs International	BRL	529,000	USD	86,748	03/19/2025	2,231	—
Unrealized Appreciation (Depreciation)						$9,086	$—
BRL—Brazilian Real
EUR—Euro Currency
USD—United States Dollar

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$6,489,212	$—	$6,489,212
Asset Backed Securities	—	1,858,961	—	1,858,961
Collateralized Mortgage Obligations	—	3,349,368	—	3,349,368
U.S. Government & Agency Obligations	—	12,531,921	—	12,531,921
Foreign Government Obligations	—	624,094	—	624,094
Municipal Securities	—	398,319	—	398,319
Common Stocks	4,207,732	—	—	4,207,732
Escrows and Litigation Trusts	—	7	—	7
Purchased Options	—	17,346	—	17,346
Repurchase Agreements	—	1,615,000	—	1,615,000
Total Investments at Value	$4,207,732	$26,884,228	$—	$31,091,960
Other Financial Instruments:†
Swaps	$—	$43,410	$—	$43,410
Futures Contracts	47,738	—	—	47,738
Forward Foreign Currency Contracts	—	9,086	—	9,086
Total Other Financial Instruments	$47,738	$52,496	$—	$100,234
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$25,393	$—	$—	$25,393
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 18.9%
Advertising — 0.1%
Lamar Media Corp.
3.63%, 01/15/2031	$ 5,000	$ 4,401
4.88%, 01/15/2029	35,000	33,624
		38,025
Aerospace/Defense — 0.2%
Boeing Co.
2.95%, 02/01/2030	10,000	8,931
3.20%, 03/01/2029	5,000	4,607
5.15%, 05/01/2030	10,000	9,860
6.39%, 05/01/2031	10,000	10,455
L3Harris Technologies, Inc.
5.05%, 06/01/2029	10,000	9,998
5.35%, 06/01/2034	5,000	4,979
5.50%, 08/15/2054	7,000	6,724
5.60%, 07/31/2053	5,000	4,840
Northrop Grumman Corp.
5.15%, 05/01/2040	15,000	14,351
RTX Corp.
4.13%, 11/16/2028	5,000	4,866
		79,611
Agriculture — 0.3%
BAT Capital Corp.
5.83%, 02/20/2031	20,000	20,445
Philip Morris International, Inc.
4.38%, 11/01/2027	20,000	19,834
4.75%, 11/01/2031	10,000	9,780
5.13%, 02/15/2030	15,000	15,079
5.13%, 02/13/2031	10,000	10,001
5.38%, 02/15/2033	15,000	15,029
5.63%, 09/07/2033	27,000	27,430
		117,598
Apparel — 0.4%
Hanesbrands, Inc.
4.88%, 05/15/2026*	30,000	29,534
Tapestry, Inc.
5.10%, 03/11/2030	10,000	9,890
5.50%, 03/11/2035	10,000	9,727
William Carter Co.
5.63%, 03/15/2027*	95,000	94,194
		143,345
Banks — 3.6%
Bank of America Corp.
1.90%, 07/23/2031	5,000	4,207
1.92%, 10/24/2031	50,000	41,771
2.48%, 09/21/2036	15,000	12,221
2.57%, 10/20/2032	10,000	8,438
2.59%, 04/29/2031	45,000	39,643
2.69%, 04/22/2032	50,000	42,980
2.97%, 02/04/2033	10,000	8,595
5.52%, 10/25/2035	20,000	19,554
5.93%, 09/15/2027	30,000	30,536
Bank of New York Mellon Corp.
4.98%, 03/14/2030	5,000	5,007
5.06%, 07/22/2032	15,000	14,962
5.19%, 03/14/2035	15,000	14,848
6.32%, 10/25/2029	20,000	21,012
Citigroup, Inc.
5.17%, 02/13/2030	5,000	4,996
Security Description	Shares or Principal Amount	Value

Banks (continued)
Citizens Financial Group, Inc.
5.72%, 07/23/2032	$ 15,000	$ 15,052
5.84%, 01/23/2030	15,000	15,221
6.65%, 04/25/2035	5,000	5,271
Deutsche Bank AG
2.13%, 11/24/2026	150,000	146,160
Goldman Sachs Group, Inc.
2.62%, 04/22/2032	25,000	21,303
3.81%, 04/23/2029	10,000	9,618
4.69%, 10/23/2030	20,000	19,581
5.02%, 10/23/2035	10,000	9,570
5.05%, 07/23/2030	25,000	24,851
5.73%, 04/25/2030	20,000	20,412
HSBC Holdings PLC
5.21%, 08/11/2028	200,000	200,826
JPMorgan Chase & Co.
2.55%, 11/08/2032	3,000	2,531
2.58%, 04/22/2032	10,000	8,578
3.51%, 01/23/2029	15,000	14,391
3.70%, 05/06/2030	65,000	61,552
4.01%, 04/23/2029	15,000	14,543
4.51%, 10/22/2028	25,000	24,779
4.95%, 10/22/2035	5,000	4,818
5.00%, 07/22/2030	25,000	24,892
5.29%, 07/22/2035	25,000	24,732
5.30%, 07/24/2029	20,000	20,201
5.34%, 01/23/2035	40,000	39,746
5.58%, 04/22/2030	25,000	25,494
6.07%, 10/22/2027	15,000	15,352
M&T Bank Corp.
7.41%, 10/30/2029	40,000	42,878
Morgan Stanley
1.79%, 02/13/2032	25,000	20,396
2.24%, 07/21/2032	30,000	24,840
5.45%, 07/20/2029	5,000	5,056
5.66%, 04/18/2030	20,000	20,359
6.41%, 11/01/2029	10,000	10,445
Morgan Stanley VRS
3.59%, 07/22/2028(1)	25,000	24,108
PNC Financial Services Group, Inc.
4.81%, 10/21/2032	15,000	14,599
Wells Fargo & Co.
2.57%, 02/11/2031	5,000	4,409
2.88%, 10/30/2030	25,000	22,551
3.00%, 10/23/2026	10,000	9,696
3.35%, 03/02/2033	24,000	21,040
4.90%, 07/25/2033	30,000	28,973
5.39%, 04/24/2034	10,000	9,889
5.50%, 01/23/2035	15,000	14,936
5.57%, 07/25/2029	55,000	55,841
6.49%, 10/23/2034	15,000	15,945
		1,384,205
Beverages — 0.0%
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/2029	5,000	4,998
Biotechnology — 0.1%
Amgen, Inc.
5.25%, 03/02/2033	13,000	12,904
Gilead Sciences, Inc.
4.80%, 11/15/2029	19,000	18,961

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Biotechnology (continued)
Royalty Pharma PLC
2.15%, 09/02/2031	$ 20,000	$ 16,393
		48,258
Building Materials — 0.3%
Builders FirstSource, Inc.
5.00%, 03/01/2030*	55,000	52,284
Standard Industries, Inc.
4.38%, 07/15/2030*	65,000	59,554
Trane Technologies Financing, Ltd.
5.10%, 06/13/2034	5,000	4,943
		116,781
Chemicals — 0.1%
Celanese US Holdings LLC
6.17%, 07/15/2027	15,000	15,223
NOVA Chemicals Corp.
7.00%, 12/01/2031*	10,000	9,952
Sherwin-Williams Co.
4.50%, 06/01/2047	5,000	4,204
		29,379
Commercial Services — 0.5%
Block, Inc.
3.50%, 06/01/2031	15,000	13,207
6.50%, 05/15/2032*	45,000	45,435
Howard University
2.80%, 10/01/2030	5,000	4,360
2.90%, 10/01/2031	25,000	20,990
3.48%, 10/01/2041	10,000	7,400
Service Corp. International
3.38%, 08/15/2030	55,000	48,125
5.13%, 06/01/2029	37,000	35,797
5.75%, 10/15/2032	5,000	4,850
		180,164
Computers — 0.2%
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028*	15,000	14,222
Gartner, Inc.
4.50%, 07/01/2028*	25,000	24,361
Insight Enterprises, Inc.
6.63%, 05/15/2032*	50,000	50,282
		88,865
Diversified Financial Services — 0.2%
Capital One Financial Corp.
1.88%, 11/02/2027	5,000	4,725
5.47%, 02/01/2029	10,000	10,069
7.62%, 10/30/2031	45,000	49,685
Discover Financial Services
7.96%, 11/02/2034	15,000	17,143
		81,622
Electric — 2.4%
AES Corp.
3.30%, 07/15/2025*	20,000	19,808
Alabama Power Co.
3.45%, 10/01/2049	25,000	17,645
4.15%, 08/15/2044	15,000	12,328
Ameren Corp.
5.00%, 01/15/2029	10,000	10,015
Security Description	Shares or Principal Amount	Value

Electric (continued)
American Electric Power Co., Inc.
6.95%, 12/15/2054	$ 20,000	$ 20,635
Baltimore Gas & Electric Co.
5.65%, 06/01/2054	15,000	14,768
Cleco Corporate Holdings LLC
3.38%, 09/15/2029	13,000	11,688
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051	15,000	9,809
5.50%, 03/15/2055	15,000	14,416
Dominion Energy, Inc.
3.38%, 04/01/2030	10,000	9,198
Duke Energy Carolinas LLC
2.55%, 04/15/2031	15,000	12,996
Duke Energy Corp.
2.55%, 06/15/2031	10,000	8,538
4.85%, 01/05/2029	15,000	14,931
5.00%, 08/15/2052	5,000	4,363
5.80%, 06/15/2054	5,000	4,870
Duke Energy Florida LLC
1.75%, 06/15/2030	15,000	12,726
Duke Energy Indiana LLC
2.75%, 04/01/2050	20,000	12,080
Duke Energy Ohio, Inc.
5.55%, 03/15/2054	10,000	9,669
Duke Energy Progress LLC
3.70%, 10/15/2046	30,000	22,236
4.00%, 04/01/2052	10,000	7,642
4.38%, 03/30/2044	21,000	17,671
Edison International
4.13%, 03/15/2028	5,000	4,848
5.25%, 11/15/2028	15,000	15,034
5.25%, 03/15/2032	10,000	9,892
6.95%, 11/15/2029	45,000	48,056
Eversource Energy
3.38%, 03/01/2032	11,000	9,628
5.13%, 05/15/2033	30,000	29,146
5.50%, 01/01/2034	10,000	9,921
Georgia Power Co.
4.30%, 03/15/2042	8,000	6,803
4.55%, 03/15/2030	15,000	14,747
Jersey Central Power & Light Co.
5.10%, 01/15/2035*	5,000	4,877
Monongahela Power Co.
5.85%, 02/15/2034*	5,000	5,111
National Grid PLC
5.60%, 06/12/2028	5,000	5,097
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/2027	10,000	9,449
2.25%, 06/01/2030	25,000	21,615
Niagara Mohawk Power Corp.
5.29%, 01/17/2034*	10,000	9,778
NSTAR Electric Co.
5.40%, 06/01/2034	10,000	10,049
Ohio Edison Co.
5.50%, 01/15/2033*	15,000	14,993
Pacific Gas & Electric Co.
2.50%, 02/01/2031	10,000	8,551
4.55%, 07/01/2030	35,000	33,873
5.25%, 03/01/2052	5,000	4,478
5.45%, 06/15/2027	10,000	10,115
5.90%, 06/15/2032	10,000	10,265
6.10%, 01/15/2029	15,000	15,517
6.15%, 01/15/2033	20,000	20,758

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
6.40%, 06/15/2033	$ 15,000	$ 15,811
Public Service Co. of Oklahoma
5.20%, 01/15/2035	15,000	14,522
Public Service Electric & Gas Co.
5.45%, 03/01/2054	5,000	4,842
Public Service Enterprise Group, Inc.
5.45%, 04/01/2034	5,000	4,987
6.13%, 10/15/2033	12,000	12,504
Puget Energy, Inc.
2.38%, 06/15/2028	20,000	18,258
4.10%, 06/15/2030	17,000	16,028
4.22%, 03/15/2032	18,000	16,452
Sempra
3.70%, 04/01/2029	16,000	15,196
Southern California Edison Co.
2.85%, 08/01/2029	15,000	13,691
4.00%, 04/01/2047	5,000	3,849
5.20%, 06/01/2034	5,000	4,947
5.88%, 12/01/2053	15,000	14,919
5.95%, 11/01/2032	5,000	5,215
Southern Co.
3.25%, 07/01/2026	20,000	19,588
5.20%, 06/15/2033	5,000	4,943
Virginia Electric & Power Co.
2.45%, 12/15/2050	5,000	2,814
5.00%, 04/01/2033	26,000	25,445
5.00%, 01/15/2034	20,000	19,452
5.05%, 08/15/2034	5,000	4,875
5.35%, 01/15/2054	5,000	4,702
Wisconsin Power & Light Co.
5.38%, 03/30/2034	3,000	2,987
Xcel Energy, Inc.
1.75%, 03/15/2027	55,000	51,503
4.60%, 06/01/2032	13,000	12,372
		910,535
Engineering & Construction — 0.4%
GTP Acquisition Partners I LLC
3.48%, 06/15/2050*	160,000	158,887
Entertainment — 0.5%
WarnerMedia Holdings, Inc.
4.05%, 03/15/2029	10,000	9,305
4.28%, 03/15/2032	50,000	44,060
5.05%, 03/15/2042	5,000	4,014
5.14%, 03/15/2052	56,000	41,608
5.39%, 03/15/2062	20,000	14,707
WMG Acquisition Corp.
3.88%, 07/15/2030*	70,000	63,783
		177,477
Environmental Control — 0.4%
Clean Harbors, Inc.
4.88%, 07/15/2027*	90,000	88,169
Republic Services, Inc.
1.45%, 02/15/2031	10,000	8,110
4.88%, 04/01/2029	10,000	9,977
5.20%, 11/15/2034	10,000	9,904
Veralto Corp.
5.50%, 09/18/2026	5,000	5,058
Security Description	Shares or Principal Amount	Value

Environmental Control (continued)
Waste Management, Inc.
3.88%, 01/15/2029*	$ 15,000	$ 14,454
4.95%, 03/15/2035	20,000	19,499
		155,171
Food — 0.1%
Conagra Brands, Inc.
4.85%, 11/01/2028	20,000	19,896
Tyson Foods, Inc.
5.40%, 03/15/2029	20,000	20,216
		40,112
Gas — 0.2%
Brooklyn Union Gas Co.
3.87%, 03/04/2029*	15,000	14,202
KeySpan Gas East Corp.
5.99%, 03/06/2033*	5,000	5,070
NiSource, Inc.
3.49%, 05/15/2027	25,000	24,335
3.60%, 05/01/2030	14,000	13,059
5.35%, 04/01/2034	3,000	2,975
Southern California Gas Co.
5.60%, 04/01/2054	25,000	24,434
		84,075
Hand/Machine Tools — 0.1%
Regal Rexnord Corp.
6.05%, 04/15/2028	10,000	10,171
6.30%, 02/15/2030	5,000	5,144
		15,315
Healthcare-Products — 0.4%
Avantor Funding, Inc.
4.63%, 07/15/2028*	55,000	52,498
Hologic, Inc.
4.63%, 02/01/2028*	48,000	46,540
Smith & Nephew PLC
2.03%, 10/14/2030	15,000	12,572
5.40%, 03/20/2034	10,000	9,926
Solventum Corp.
5.40%, 03/01/2029*	25,000	25,063
5.45%, 03/13/2031*	5,000	4,996
		151,595
Healthcare-Services — 0.6%
Centene Corp.
2.45%, 07/15/2028	20,000	17,998
4.63%, 12/15/2029	80,000	75,661
CommonSpirit Health
3.35%, 10/01/2029	5,000	4,657
Elevance Health, Inc.
4.50%, 10/30/2026	15,000	14,956
4.95%, 11/01/2031	10,000	9,834
HCA, Inc.
3.38%, 03/15/2029	20,000	18,563
Kaiser Foundation Hospitals
2.81%, 06/01/2041	8,000	5,659
3.00%, 06/01/2051	10,000	6,496
UnitedHealth Group, Inc.
2.75%, 05/15/2040	27,000	19,092
3.50%, 08/15/2039	10,000	7,909
4.95%, 01/15/2032	15,000	14,831
4.95%, 05/15/2062	5,000	4,309

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Services (continued)
5.38%, 04/15/2054	$ 10,000	$ 9,379
6.05%, 02/15/2063	5,000	5,105
		214,449
Home Builders — 0.1%
Taylor Morrison Communities, Inc.
5.13%, 08/01/2030*	14,000	13,397
5.75%, 01/15/2028*	40,000	39,735
		53,132
Insurance — 0.5%
Arthur J Gallagher & Co.
4.85%, 12/15/2029	5,000	4,977
Athene Global Funding
2.65%, 10/04/2031*	45,000	37,790
2.72%, 01/07/2029*	25,000	22,677
4.72%, 10/08/2029*	30,000	29,258
CNO Global Funding
4.88%, 12/10/2027*	20,000	19,909
Equitable Financial Life Global Funding
1.80%, 03/08/2028*	40,000	36,152
Equitable Holdings, Inc.
4.35%, 04/20/2028	5,000	4,899
Marsh & McLennan Cos., Inc.
2.38%, 12/15/2031	13,000	10,898
4.75%, 03/15/2039	6,000	5,554
		172,114
Internet — 0.4%
Gen Digital, Inc.
5.00%, 04/15/2025*	45,000	44,897
6.75%, 09/30/2027*	25,000	25,376
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	82,000	80,547
		150,820
Investment Companies — 0.2%
Ares Strategic Income Fund
5.70%, 03/15/2028*	20,000	19,997
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/2026	75,000	71,425
		91,422
Lodging — 0.1%
Las Vegas Sands Corp.
6.20%, 08/15/2034	15,000	15,084
Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp.
4.70%, 11/15/2029	30,000	29,889
Machinery-Diversified — 0.2%
AGCO Corp.
5.45%, 03/21/2027	10,000	10,095
5.80%, 03/21/2034	25,000	25,127
Otis Worldwide Corp.
2.57%, 02/15/2030	30,000	26,649
		61,871
Media — 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	70,000	62,832
Security Description	Shares or Principal Amount	Value

Media (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/2029	$ 10,000	$ 8,817
2.80%, 04/01/2031	10,000	8,433
3.50%, 03/01/2042	10,000	6,795
Comcast Corp.
2.89%, 11/01/2051	23,000	13,833
3.20%, 07/15/2036	6,000	4,846
3.25%, 11/01/2039	27,000	20,459
Cox Communications, Inc.
2.60%, 06/15/2031*	25,000	21,064
5.45%, 09/01/2034*	30,000	29,052
Discovery Communications LLC
3.63%, 05/15/2030	5,000	4,448
Paramount Global
4.38%, 03/15/2043	17,000	12,376
5.25%, 04/01/2044	15,000	11,655
5.85%, 09/01/2043	5,000	4,345
6.88%, 04/30/2036	5,000	5,062
Sirius XM Radio, Inc.
4.00%, 07/15/2028*	25,000	23,034
4.13%, 07/01/2030*	45,000	39,274
Time Warner Cable LLC
4.50%, 09/15/2042	45,000	33,664
5.88%, 11/15/2040	30,000	26,844
		336,833
Mining — 0.3%
Glencore Funding LLC
5.37%, 04/04/2029*	25,000	25,197
5.63%, 04/04/2034*	40,000	39,822
6.38%, 10/06/2030*	30,000	31,507
Rio Tinto Alcan, Inc.
6.13%, 12/15/2033	15,000	15,821
		112,347
Oil & Gas — 1.5%
Apache Corp.
4.88%, 11/15/2027	30,000	29,780
BP Capital Markets America, Inc.
4.81%, 02/13/2033	30,000	29,000
4.89%, 09/11/2033	23,000	22,249
4.99%, 04/10/2034	15,000	14,589
5.23%, 11/17/2034	15,000	14,773
ConocoPhillips Co.
4.03%, 03/15/2062	15,000	10,839
4.70%, 01/15/2030	25,000	24,724
5.55%, 03/15/2054	5,000	4,807
5.70%, 09/15/2063	30,000	28,759
Coterra Energy, Inc.
5.40%, 02/15/2035	10,000	9,697
Diamondback Energy, Inc.
5.75%, 04/18/2054	5,000	4,692
5.90%, 04/18/2064	10,000	9,387
Ecopetrol SA
4.63%, 11/02/2031	35,000	29,023
7.75%, 02/01/2032	25,000	24,261
8.38%, 01/19/2036	45,000	43,400
Energean Israel Finance, Ltd.
5.88%, 03/30/2031*	30,000	26,325
EOG Resources, Inc.
5.65%, 12/01/2054	10,000	9,793

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Equinor ASA
3.63%, 04/06/2040	$ 20,000	$ 16,159
Hess Corp.
7.13%, 03/15/2033	18,000	19,949
7.30%, 08/15/2031	23,000	25,543
Leviathan Bond, Ltd.
6.50%, 06/30/2027*	50,000	48,378
Patterson-UTI Energy, Inc.
5.15%, 11/15/2029	5,000	4,875
7.15%, 10/01/2033	10,000	10,479
Shell Finance US, Inc.
3.25%, 04/06/2050	15,000	10,106
Shell International Finance BV
2.88%, 11/26/2041	15,000	10,602
3.00%, 11/26/2051	2,000	1,266
TotalEnergies Capital SA
4.72%, 09/10/2034	10,000	9,612
5.28%, 09/10/2054	18,000	16,642
5.43%, 09/10/2064	31,000	28,751
5.64%, 04/05/2064	20,000	19,117
Viper Energy, Inc.
5.38%, 11/01/2027*	28,000	27,610
		585,187
Packaging & Containers — 0.3%
Ball Corp.
6.00%, 06/15/2029	85,000	85,616
Graphic Packaging International LLC
4.75%, 07/15/2027*	40,000	39,043
		124,659
Pharmaceuticals — 0.4%
AbbVie, Inc.
4.95%, 03/15/2031	10,000	9,998
5.40%, 03/15/2054	5,000	4,813
Bristol-Myers Squibb Co.
5.55%, 02/22/2054	10,000	9,701
Cardinal Health, Inc.
5.00%, 11/15/2029	30,000	29,813
Cencora, Inc.
4.85%, 12/15/2029	25,000	24,838
CVS Health Corp.
1.75%, 08/21/2030	10,000	8,140
1.88%, 02/28/2031	5,000	4,031
2.13%, 09/15/2031	5,000	4,005
3.25%, 08/15/2029	15,000	13,656
3.75%, 04/01/2030	10,000	9,160
4.13%, 04/01/2040	3,000	2,343
4.78%, 03/25/2038	5,000	4,323
5.05%, 03/25/2048	10,000	8,245
7.00%, 03/10/2055	15,000	15,050
Eli Lilly & Co.
4.20%, 08/14/2029	5,000	4,895
4.60%, 08/14/2034	5,000	4,800
		157,811
Pipelines — 0.6%
Columbia Pipelines Holding Co. LLC
5.10%, 10/01/2031*	10,000	9,757
5.68%, 01/15/2034*	5,000	4,938
6.04%, 08/15/2028*	25,000	25,598
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/2033*	5,000	5,129
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
Enbridge, Inc.
3.13%, 11/15/2029	$ 15,000	$ 13,732
5.63%, 04/05/2034	15,000	15,088
5.70%, 03/08/2033	3,000	3,031
Energy Transfer LP
6.05%, 12/01/2026	5,000	5,107
6.40%, 12/01/2030	15,000	15,849
Enterprise Products Operating LLC
3.30%, 02/15/2053	10,000	6,574
Hess Midstream Operations LP
4.25%, 02/15/2030*	5,000	4,610
6.50%, 06/01/2029*	35,000	35,346
MPLX LP
5.50%, 06/01/2034	10,000	9,856
Oneok, Inc.
4.40%, 10/15/2029	5,000	4,847
4.75%, 10/15/2031	5,000	4,837
5.05%, 11/01/2034	5,000	4,782
5.85%, 11/01/2064	10,000	9,356
6.10%, 11/15/2032	20,000	20,697
Western Midstream Operating LP
4.75%, 08/15/2028	15,000	14,733
Whistler Pipeline LLC
5.70%, 09/30/2031*	15,000	14,978
5.95%, 09/30/2034*	10,000	10,028
		238,873
REITS — 0.4%
American Tower Corp.
1.45%, 09/15/2026	15,000	14,181
5.00%, 01/31/2030	5,000	4,971
Crown Castle, Inc.
4.80%, 09/01/2028	33,000	32,626
5.00%, 01/11/2028	20,000	19,982
5.60%, 06/01/2029	5,000	5,097
Iron Mountain, Inc.
6.25%, 01/15/2033*	15,000	14,940
Regency Centers LP
5.25%, 01/15/2034	20,000	19,710
SBA Tower Trust
2.84%, 01/15/2050*	40,000	39,959
		151,466
Retail — 0.3%
AutoZone, Inc.
4.75%, 08/01/2032	9,000	8,706
5.40%, 07/15/2034	10,000	9,942
6.55%, 11/01/2033	10,000	10,760
FirstCash, Inc.
4.63%, 09/01/2028*	55,000	52,129
5.63%, 01/01/2030*	40,000	38,537
O'Reilly Automotive, Inc.
4.70%, 06/15/2032	5,000	4,830
		124,904
Semiconductors — 0.4%
Broadcom, Inc.
4.15%, 02/15/2028	25,000	24,579
5.05%, 07/12/2029	10,000	10,038
Intel Corp.
3.05%, 08/12/2051	7,000	3,993
3.10%, 02/15/2060	5,000	2,669
3.25%, 11/15/2049	10,000	5,970
3.73%, 12/08/2047	15,000	9,892

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Semiconductors (continued)
5.70%, 02/10/2053	$ 7,000	$ 6,191
5.90%, 02/10/2063	7,000	6,316
Marvell Technology, Inc.
2.45%, 04/15/2028	13,000	11,992
Microchip Technology, Inc.
4.90%, 03/15/2028	20,000	19,929
5.05%, 02/15/2030	20,000	19,861
NXP BV/NXP Funding LLC
5.35%, 03/01/2026	15,000	15,058
5.55%, 12/01/2028	10,000	10,167
Qorvo, Inc.
3.38%, 04/01/2031*	20,000	17,105
		163,760
Software — 0.7%
Constellation Software, Inc.
5.46%, 02/16/2034*	5,000	5,012
Fair Isaac Corp.
4.00%, 06/15/2028*	60,000	56,618
MSCI, Inc.
3.63%, 11/01/2031*	20,000	17,909
Open Text Corp.
3.88%, 12/01/2029*	70,000	63,319
6.90%, 12/01/2027*	10,000	10,333
Oracle Corp.
2.30%, 03/25/2028	20,000	18,490
3.60%, 04/01/2040	6,000	4,691
3.85%, 04/01/2060	18,000	12,348
4.90%, 02/06/2033	26,000	25,314
SS&C Technologies, Inc.
5.50%, 09/30/2027*	65,000	64,377
		278,411
Telecommunications — 0.3%
AT&T, Inc.
3.65%, 09/15/2059	2,000	1,325
3.80%, 12/01/2057	25,000	17,247
4.50%, 05/15/2035	10,000	9,249
Cisco Systems, Inc.
4.95%, 02/26/2031	15,000	15,054
5.35%, 02/26/2064	10,000	9,586
Nokia Oyj
6.63%, 05/15/2039	15,000	15,242
T-Mobile USA, Inc.
2.05%, 02/15/2028	25,000	22,958
4.70%, 01/15/2035	15,000	14,187
5.75%, 01/15/2034	10,000	10,252
		115,100
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
4.00%, 07/15/2025*	10,000	9,944
5.75%, 05/24/2026*	20,000	20,204
6.05%, 08/01/2028*	5,000	5,147
		35,295
Total Corporate Bonds & Notes (cost $7,468,183)		7,219,445
Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES — 4.1%
Auto Loan Receivables — 1.0%
American Credit Acceptance Receivables Trust
Series 2023-3, Class B 6.09%, 11/12/2027*	$ 19,097	$ 19,139
ARI Fleet Lease Trust
Series 2023-A, Class A2 5.41%, 02/17/2032*	39,890	40,029
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class B 5.43%, 08/15/2028	20,000	20,130
Citizens Auto Receivables Trust
Series 2024-1, Class A4 5.03%, 10/15/2030*	20,000	20,148
DT Auto Owner Trust
Series 2023-2A, Class B 5.41%, 02/15/2029*	15,000	15,035
Exeter Automobile Receivables Trust
Series 2023-3A, Class B 6.11%, 09/15/2027	7,121	7,143
Flagship Credit Auto Trust
Series 2023-1, Class B 5.05%, 01/18/2028*	10,000	10,014
Series 2023-2, Class B 5.21%, 05/15/2028*	19,000	19,036
GM Financial Consumer Automobile Receivables Trust
Series 2024-1, Class B 5.16%, 08/16/2029	5,000	5,042
OneMain Direct Auto Receivables Trust
Series 2023-1A, Class A 5.41%, 11/14/2029*	100,000	101,044
Prestige Auto Receivables Trust
Series 2022-1A, Class B 6.55%, 07/17/2028*	13,128	13,146
Santander Drive Auto Receivables Trust
Series 2023-1, Class B 4.98%, 02/15/2028	14,160	14,171
Series 2023-3, Class B 5.61%, 07/17/2028	30,000	30,275
Series 2023-4, Class B 5.77%, 12/15/2028	30,000	30,411
SBNA Auto Lease Trust
Series 2024-A, Class A4 5.24%, 01/22/2029*	10,000	10,076
SFS Auto Receivables Securitization Trust
Series 2023-1A, Class B 5.71%, 01/22/2030*	15,000	15,300
Westlake Automobile Receivables Trust
Series 2023-1A, Class B 5.41%, 01/18/2028*	10,000	10,034
World Omni Auto Receivables Trust
Series 2023-A, Class B 5.03%, 05/15/2029	15,000	15,063
		395,236
Home Equity — 0.4%
Asset Backed Securities Corp. Home Equity Loan Trust FRS
Series 2004-HE7, Class M2 6.03%, (TSFR1M+1.69%), 10/25/2034	2,164	2,120
Option One Mtg. Loan Trust FRS
Series 2006-3, Class 2A2 4.65%, (TSFR1M+0.31%), 02/25/2037	24,711	11,475

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Home Equity (continued)
Soundview Home Loan Trust FRS
Series 2006-3, Class A4 4.95%, (TSFR1M+0.61%), 11/25/2036	$ 135,958	$ 126,247
		139,842
Other Asset Backed Securities — 2.7%
Aligned Data Centers Issuer LLC
Series 2023-1A, Class A2 6.00%, 08/17/2048*	45,000	45,653
Series 2022-1A, Class A2 6.35%, 10/15/2047*	60,000	60,608
DLLAA LLC
Series 2023-1A, Class A3 5.64%, 02/22/2028*	15,000	15,225
Domino's Pizza Master Issuer LLC
Series 2021-1A, Class A2I 2.66%, 04/25/2051*	48,625	44,169
Series 2019-1A, Class A2 3.67%, 10/25/2049*	48,000	44,465
Series 2018-1A, Class A2I 4.12%, 07/25/2048*	56,850	56,511
FirstKey Homes Trust
Series 2021-SFR1, Class A 1.54%, 08/17/2038*	94,564	90,015
Series 2022-SFR2, Class A 4.25%, 07/17/2039*	99,271	97,267
Navient Private Education Refi Loan Trust
Series 2021-FA, Class A 1.11%, 02/18/2070*	57,434	50,150
Pretium Mtg. Credit Partners LLC
Series 2021-RN1, Class A1 4.99%, 02/25/2061*(2)	40,579	40,475
Series 2022-NPL1, Class A1 5.98%, 01/25/2052*(2)	44,051	44,021
Stack Infrastructure Issuer LLC
Series 2023-2A, Class A2 5.90%, 07/25/2048*	40,000	40,480
Series 2024-1A, Class A2 5.90%, 03/25/2049*	25,000	25,413
Summit Issuer LLC
Series 2020-1A, Class A2 2.29%, 12/20/2050*	25,000	24,298
Taco Bell Funding LLC
Series 2021-1A, Class A2II 2.29%, 08/25/2051*	105,128	93,233
VB-S1 Issuer LLC
Series 2024-1A, Class C2 5.59%, 05/15/2054*	30,000	30,044
Venture 42 CLO, Ltd. FRS
Series 2021-42A, Class A1A 6.05%, (TSFR3M+1.39%), 04/15/2034*	100,000	100,125
VOLT XCIV LLC
Series 2021-NPL3, Class A1 5.24%, 02/27/2051*(2)	21,105	21,079
VOLT XCIX LLC
Series 2021-NPL8, Class A1 5.12%, 04/25/2051*(2)	23,037	23,045
VOLT XCVII LLC
Series 2021-NPL6, Class A1 5.24%, 04/25/2051*(2)	24,819	24,838
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Wendy's Funding LLC
Series 2018-1A, Class A2II 3.88%, 03/15/2048*	$ 46,492	$ 44,542
		1,015,656
Total Asset Backed Securities (cost $1,508,770)		1,550,734
COLLATERALIZED MORTGAGE OBLIGATIONS — 9.2%
Commercial and Residential — 6.9%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A2 3.90%, 08/10/2035*	120,000	118,419
Angel Oak Mtg. Trust VRS
Series 2020-R1, Class A1 0.99%, 04/25/2053*(1)	9,339	8,806
Series 2021-2, Class A1 0.99%, 04/25/2066*(1)	16,891	14,367
Series 2021-3, Class A1 1.07%, 05/25/2066*(1)	32,030	27,138
Series 2020-3, Class A1 1.69%, 04/25/2065*(1)	16,534	15,494
Series 2021-8, Class A1 1.82%, 11/25/2066*(1)	29,735	25,823
Angel Oak Mtg. Trust
Series 2022-3, Class A1 4.00%, 01/25/2067*	71,339	67,152
BANK VRS
Series 2017-BNK8, Class XA 0.71%, 11/15/2050(1)(3)	803,042	13,295
Series 2019-BN20, Class XA 0.81%, 09/15/2062(1)(3)	883,809	27,450
Series 2024-BNK48, Class XA 1.15%, 10/15/2057(1)(3)	171,929	14,647
Bear Stearns Adjustable Rate Mtg. Trust VRS
Series 2005-12, Class 12A1 5.65%, 02/25/2036(1)	23,752	20,822
Benchmark Mtg. Trust VRS
Series 2018-B4, Class XA 0.47%, 07/15/2051(1)(3)	312,132	3,901
Series 2018-B1, Class XA 0.53%, 01/15/2051(1)(3)	133,483	1,743
Series 2018-B8, Class XA 0.62%, 01/15/2052(1)(3)	890,467	17,191
Series 2019-B10, Class XA 1.22%, 03/15/2062(1)(3)	279,064	11,984
Series 2020-B22, Class XA 1.51%, 01/15/2054(1)(3)	162,274	11,472
Series 2020-B18, Class XA 1.78%, 07/15/2053(1)(3)	95,946	5,034
BOCA Commercial Mtg. Trust FRS
Series 2024-BOCA, Class B 6.74%, (TSFR1M+2.34%), 08/15/2041*	100,000	100,094
BPR Trust VRS
Series 2024-PMDW, Class B 5.85%, 11/05/2041*(1)	10,000	9,948
BX Trust FRS
Series 2024-PAT, Class B 7.44%, (TSFR1M+3.04%), 03/15/2041*	10,000	10,022
Citigroup Mtg. Loan Trust, Inc. FRS
Series 2006-AR1, Class 3A1 5.41%, (H15T1Y+2.4%), 03/25/2036	10,880	10,253

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
COLT Mtg. Loan Trust VRS
Series 2021-1, Class A1 0.91%, 06/25/2066*(1)	$ 27,730	$ 23,207
Series 2021-3, Class A1 0.96%, 09/27/2066*(1)	64,152	51,298
Series 2021-HX1, Class A1 1.11%, 10/25/2066*(1)	62,176	52,051
Commercial Mtg. Trust
Series 2015-LC19, Class A4 3.18%, 02/10/2048	53,031	52,947
Commercial Mtg. Trust VRS
Series 2024-CBM, Class B 6.51%, 12/10/2041*(1)	17,000	17,192
Series 2024-277P, Class B 7.00%, 08/10/2044*(1)	35,000	36,353
Connecticut Avenue Securities Trust FRS
Series 2024-R02, Class 1M2 6.37%, (SOFR30A+1.80%), 02/25/2044*	10,000	10,090
Series 2019-HRP1, Class M2 6.83%, (SOFR30A+2.26%), 11/25/2039*	2,536	2,548
Series 2023-R05, Class 1M2 7.66%, (SOFR30A+3.10%), 06/25/2043*	18,000	18,964
Series 2021-R01, Class 1B1 7.67%, (SOFR30A+3.10%), 10/25/2041*	56,600	58,171
Series 2022-R01, Class 1B1 7.72%, (SOFR30A+3.15%), 12/25/2041*	59,000	60,817
Series 2017-C01, Class 1M2 8.23%, (SOFR30A+3.66%), 07/25/2029	9,564	9,844
Series 2016-C07, Class 2M2 9.03%, (SOFR30A+4.46%), 05/25/2029	16,490	17,141
Countrywide Home Loan Mtg. Pass Through Trust
Series 2005-29, Class A1 5.75%, 12/25/2035	18,284	8,603
CSAIL Commercial Mtg. Trust
Series 2016-C6, Class ASB 2.96%, 01/15/2049	17,362	17,211
CSAIL Commercial Mtg. Trust VRS
Series 2015-C2, Class XA 0.67%, 06/15/2057(1)(3)	759,470	653
CSMC Trust VRS
Series 2021-NQM4, Class A1 1.10%, 05/25/2066*(1)	42,444	35,824
Series 2022-NQM1, Class A1 2.27%, 11/25/2066*(1)	79,266	70,495
Series 2017-FHA1, Class A1 3.25%, 04/25/2047*(1)	21,101	18,861
DBJPM Mtg. Trust
Series 2016-C3, Class A5 2.89%, 08/10/2049	125,000	120,889
Series 2016-C1, Class ASB 3.04%, 05/10/2049	20,225	20,030
DBJPM Mtg. Trust VRS
Series 2020-C9, Class XA 1.70%, 09/15/2053(1)(3)	98,803	4,466
DC Trust VRS
Series 2024-HLTN, Class A 5.73%, 04/13/2040*(1)	10,000	10,065
Deephaven Residential Mtg. Trust VRS
Series 2022-1, Class A1 2.21%, 01/25/2067*(1)	75,557	67,743
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
First Horizon Alternative Mtg. Securities Trust VRS
Series 2005-AA3, Class 3A1 6.46%, 05/25/2035(1)	$ 16,614	$ 15,198
GCAT Trust VRS
Series 2021-NQM2, Class A1 1.04%, 05/25/2066*(1)	47,111	39,397
GS Mtg. Securities Corp. II
Series 2012-BWTR, Class A 2.95%, 11/05/2034*	124,533	103,143
Series 2005-ROCK, Class A 5.37%, 05/03/2032*	30,445	30,431
GS Mtg. Securities Corp. Trust VRS
Series 2018-GS10, Class XA 0.31%, 07/10/2051(1)(3)	1,162,860	12,811
Series 2020-GC45, Class XA 0.65%, 02/13/2053(1)(3)	978,627	24,108
GSR Mtg. Loan Trust VRS
Series 2007-AR1, Class 2A1 4.53%, 03/25/2047(1)	9,845	5,908
Series 2006-AR2, Class 3A1 6.02%, 04/25/2036(1)	3,075	1,804
Impac CMB Trust FRS
Series 2005-4, Class 1A1A 4.99%, (TSFR1M+0.38%), 05/25/2035	13,719	13,041
Imperial Fund Mtg. Trust
Series 2022-NQM2, Class A1 3.64%, 03/25/2067*(2)	78,270	71,857
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2020-NNN, Class AFX 2.81%, 01/16/2037*	25,000	22,251
Merrill Lynch Mtg. Investors Trust VRS
Series 2005-A2, Class A2 5.48%, 02/25/2035(1)	4,456	4,178
Series 2005-A1, Class 2A1 6.93%, 12/25/2034(1)	3,252	3,269
MFA Trust VRS
Series 2021-NQM2, Class A1 1.03%, 11/25/2064*(1)	39,492	34,535
Series 2021-NQM1, Class A1 1.15%, 04/25/2065*(1)	20,420	18,858
Morgan Stanley Capital I Trust VRS
Series 2017-H1, Class XA 1.30%, 06/15/2050(1)(3)	98,370	1,959
Morgan Stanley Mtg. Loan Trust
Series 2007-12, Class 3A22 6.00%, 08/25/2037	19,990	6,795
MortgageIT Trust FRS
Series 2005-4, Class A1 5.01%, (TSFR1M+0.67%), 10/25/2035	14,579	14,337
New Residential Mtg. Loan Trust FRS
Series 2017-5A, Class A1 5.95%, (TSFR1M+1.61%), 06/25/2057*	17,036	17,315
New Residential Mtg. Loan Trust VRS
Series 2019-NQM4, Class A1 2.49%, 09/25/2059*(1)	12,648	11,860
Series 2016-2A, Class A1 3.75%, 11/26/2035*(1)	20,718	19,645
Series 2016-4A, Class A1 3.75%, 11/25/2056*(1)	19,809	18,545
Series 2017-4A, Class A1 4.00%, 05/25/2057*(1)	19,621	18,593

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
NMLT Trust VRS
Series 2021-INV1, Class A1 1.19%, 05/25/2056*(1)	$ 58,934	$ 49,472
NRP Mtg. Trust VRS
Series 2013-1, Class A1 3.25%, 07/25/2043*(1)	6,728	5,925
OBX Trust VRS
Series 2022-NQM1, Class A1 2.31%, 11/25/2061*(1)	69,135	60,571
PRPM LLC
Series 2021-5, Class A1 4.79%, 06/25/2026*(2)	60,852	60,581
Series 2021-4, Class A1 4.87%, 04/25/2026*(2)	54,223	54,104
Series 2021-9, Class A1 5.36%, 10/25/2026*(2)	49,830	49,694
SG Commercial Mtg. Securities Trust
Series 2020-COVE, Class A 2.63%, 03/15/2037*	95,000	88,652
SG Residential Mtg. Trust VRS
Series 2021-1, Class A1 1.16%, 07/25/2061*(1)	44,977	36,032
Starwood Mtg. Residential Trust VRS
Series 2021-3, Class A1 1.13%, 06/25/2056*(1)	42,633	36,619
Series 2021-6, Class A1 1.92%, 11/25/2066*(1)	68,138	58,801
Towd Point Mtg. Trust VRS
Series 2017-6, Class A1 2.75%, 10/25/2057*(1)	19,485	19,026
Series 2021-R1, Class A1 2.92%, 11/30/2060*(1)	85,804	72,220
Tyson Corner Mtg. Trust VRS
Series 2023-CRNR, Class A 6.58%, 12/10/2033*(1)	50,000	52,138
Verus Securitization Trust
Series 2021-7, Class A1 1.83%, 10/25/2066*(2)	67,358	59,289
Verus Securitization Trust VRS
Series 2021-R2, Class A1 0.92%, 02/25/2064*(1)	24,984	22,608
Series 2021-4, Class A1 0.94%, 07/25/2066*(1)	83,667	69,877
Wells Fargo Commercial Mtg. Trust VRS
Series 2015-NXS3, Class XA 0.86%, 09/15/2057(1)(3)	511,059	1,701
Series 2015-NXS1, Class D 4.07%, 05/15/2048(1)	10,000	9,213
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2006-AR14, Class 2A1 7.39%, 10/25/2036(1)	6,446	5,749
		2,642,628
U.S. Government Agency — 2.3%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
3.24%, 08/25/2027	79,000	76,365
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K-1510, Class X1 0.48%, 01/25/2034(1)(3)	198,474	6,011
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series K064, Class X1 0.59%, 03/25/2027(1)(3)	$ 330,797	$ 3,596
Series K124, Class X1 0.72%, 12/25/2030(1)(3)	287,941	10,005
Series K122, Class X1 0.87%, 11/25/2030(1)(3)	98,499	4,028
Series K121, Class X1 1.02%, 10/25/2030(1)(3)	121,209	5,596
Series K104, Class X1 1.11%, 01/25/2030(1)(3)	182,722	8,272
Series K114, Class X1 1.11%, 06/25/2030(1)(3)	227,981	11,268
Series K111, Class X1 1.57%, 05/25/2030(1)(3)	98,806	6,677
Federal Home Loan Mtg. Corp. REMIC
Series 3964, Class MD 2.00%, 01/15/2041	221	219
Series 5170, Class DP 2.00%, 07/25/2050	40,454	34,508
Series 4961, Class JB 2.50%, 12/15/2042	22,458	20,138
Series 3883, Class PB 3.00%, 05/15/2041	6,731	6,342
Federal Home Loan Mtg. Corp. SCRT
Series 2019-3, Class MV 3.50%, 10/25/2058	15,832	14,327
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2022-DNA3, Class M1B 7.47%, (SOFR30A+2.90%), 04/25/2042*	20,000	20,712
Series 2021-HQA3, Class B1 7.92%, (SOFR30A+3.35%), 09/25/2041*	60,000	61,804
Series 2022-DNA4, Class M1B 7.92%, (SOFR30A+3.35%), 05/25/2042*	30,000	31,384
Series 2023-HQA2, Class M1B 7.92%, (SOFR30A+3.35%), 06/25/2043*	50,000	52,495
Series 2021-DNA6, Class B1 7.97%, (SOFR30A+3.40%), 10/25/2041*	60,000	61,939
Series 2022-HQA1, Class M1B 8.07%, (SOFR30A+3.50%), 03/25/2042*	10,000	10,455
Series 2023-HQA1, Class M1B 8.07%, (SOFR30A+3.50%), 05/25/2043*	50,000	53,099
Series 2022-HQA3, Class M1B 8.12%, (SOFR30A+3.55%), 08/25/2042*	10,000	10,510
Series 2021-DNA7, Class B1 8.22%, (SOFR30A+3.65%), 11/25/2041*	25,000	25,989
Series 2022-DNA6, Class M1B 8.27%, (SOFR30A+3.70%), 09/25/2042*	20,000	21,122
Series 2022-HQA2, Class M1B 8.57%, (SOFR30A+4.00%), 07/25/2042*	20,000	21,302
Series 2022-DNA5, Class M1B 9.07%, (SOFR30A+4.50%), 06/25/2042*	35,000	37,531
Federal National Mtg. Assoc.
Series 415, Class A3 STRIPS 3.00%, 11/25/2042	12,703	11,425
Federal National Mtg. Assoc. REMIC
Series 2013-77, Class BP 1.70%, 06/25/2043	2,100	2,074
Series 2011-117, Class MA 2.00%, 08/25/2040	10	10
Series 2012-21, Class PQ 2.00%, 09/25/2041	3,763	3,496

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2012-18, Class GA 2.00%, 12/25/2041	$ 7,020	$ 6,455
Series 2016-11, Class GA 2.50%, 03/25/2046	10,733	9,783
Series 2019-54, Class KC 2.50%, 09/25/2049	37,042	33,726
Series 2015-48, Class QB 3.00%, 02/25/2043	6,669	6,506
Series 2016-38, Class NA 3.00%, 01/25/2046	5,365	4,873
Series 2017-16, Class PB 3.00%, 03/25/2047	30,000	25,558
Series 2017-34, Class JK 3.00%, 05/25/2047	3,618	3,510
Series 2019-45, Class PT 3.00%, 08/25/2049	15,701	13,852
Series 2012-52, Class PA 3.50%, 05/25/2042	6,275	5,950
Series 2017-26, Class CG 3.50%, 07/25/2044	4,492	4,453
Series 2018-23, Class LA 3.50%, 04/25/2048	15,686	14,516
Series 2019-14, Class CA 3.50%, 04/25/2049	15,683	14,779
Series 2017-35, Class AH 3.50%, 04/25/2053	5,131	5,075
Series 2017-84, Class KA 3.50%, 04/25/2053	6,804	6,686
Series 2018-70, Class HA 3.50%, 10/25/2056	10,087	9,768
Series 2019-12, Class HA 3.50%, 11/25/2057	16,181	15,230
Series 2017-49, Class JA 4.00%, 07/25/2053	5,617	5,567
Series 2022-90, Class AY 4.50%, 12/25/2041	70,000	65,410
Government National Mtg. Assoc.
Series 2013-37, Class LG 2.00%, 01/20/2042	5,448	5,271
Series 2005-74, Class HA 7.50%, 09/16/2035	1	1
Series 2005-74, Class HB 7.50%, 09/16/2035	442	449
		890,117
Total Collateralized Mortgage Obligations (cost $3,883,637)		3,532,745
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 38.3%
U.S. Government — 17.1%
United States Treasury Bonds
2.25%, 08/15/2046	175,000	112,973
2.50%, 02/15/2045(4)(5)	363,000	251,858
2.88%, 08/15/2045	400,000	295,027
3.00%, 11/15/2045 to 08/15/2052	685,000	497,329
3.13%, 08/15/2044	204,000	158,431
3.38%, 08/15/2042 to 11/15/2048	800,000	633,929
3.63%, 08/15/2043	295,000	249,889
4.13%, 08/15/2044 to 08/15/2053	365,000	327,233
4.25%, 08/15/2054	555,000	506,826
4.50%, 11/15/2054	165,000	157,316
United States Treasury Bonds TIPS
0.25%, 02/15/2050(6)	227,137	132,359
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
0.63%, 02/15/2043(6)	$ 6,865	$ 5,026
0.75%, 02/15/2045(6)	120,640	87,363
1.38%, 02/15/2044(6)	40,632	33,792
United States Treasury Notes
2.38%, 03/31/2029	490,000	452,220
3.13%, 08/31/2027	464,000	450,638
3.88%, 11/30/2029	610,000	596,302
4.00%, 02/15/2034	395,000	378,157
4.13%, 10/31/2031	325,000	318,114
4.25%, 11/15/2034	560,000	545,404
4.50%, 11/15/2033	40,000	39,819
United States Treasury Notes TIPS
1.75%, 01/15/2034(6)	292,661	280,568
		6,510,573
U.S. Government Agency — 21.2%
Federal Home Loan Mtg. Corp.
2.00%, 03/01/2051	336,531	262,739
2.50%, 01/01/2028 to 12/01/2051	290,009	237,145
3.00%, 08/01/2027	3,624	3,550
3.50%, 03/01/2042 to 09/01/2043	29,634	27,000
4.00%, 09/01/2040 to 10/01/2043	17,701	16,637
4.50%, 01/01/2039 to 08/01/2052	303,831	286,171
5.00%, 05/01/2034 to 10/01/2054	517,684	500,873
5.50%, 05/01/2037 to 07/01/2054	721,479	712,272
6.50%, 05/01/2029 to 07/01/2035	797	820
Federal Home Loan Mtg. Corp. FRS
6.74%, (RFUCCT6M+1.49%), 02/01/2037	386	391
Federal National Mtg. Assoc.
2.00%, 04/01/2051 to 05/01/2051	1,010,650	792,740
2.50%, 04/01/2028 to 08/01/2052	356,799	296,295
2.66%, 03/01/2027	373,010	358,612
3.00%, 10/01/2027 to 06/01/2052	314,604	270,295
3.50%, 08/01/2043	47,049	42,574
4.00%, 11/01/2025	85	84
4.50%, 01/01/2039 to 12/01/2052	244,472	230,781
5.00%, 05/01/2035 to 07/01/2040	5,309	5,290
5.50%, 12/01/2029 to 06/01/2038	16,137	16,202
6.00%, 06/01/2026 to 05/01/2034	17,332	17,612
6.50%, 06/01/2035 to 10/01/2037	10,735	11,100
7.00%, 06/01/2037	3,138	3,286
Federal National Mtg. Assoc. FRS
6.78%, (RFUCCT1Y+1.57%), 05/01/2037	618	639
7.33%, (RFUCCT1Y+1.82%), 10/01/2040	732	756
Government National Mtg. Assoc.
2.00%, 12/20/2050	68,552	54,942
2.50%, 07/20/2051	392,765	328,237
3.00%, 04/20/2051 to 05/20/2051	229,322	199,296
3.00%, January 30 TBA	175,000	151,730
3.50%, January 30 TBA	660,000	589,903
4.00%, 09/15/2040 to 11/15/2040	20,878	19,619
4.50%, 02/15/2039 to 08/15/2041	32,651	31,522
5.00%, January 30 TBA	150,000	145,506
5.50%, 05/15/2036	1,917	1,952
6.00%, 09/15/2032 to 12/15/2033	11,427	11,735
7.00%, 07/15/2033 to 11/15/2033	2,814	2,895
Uniform Mtg. Backed Securities
1.50%, January 15 TBA	200,000	171,417
2.00%, January 15 TBA	200,000	176,573
4.00%, January 30 TBA	190,000	173,732

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
5.50%, January 30 TBA		$ 620,000	$ 611,784
6.00%, January 30 TBA		1,343,000	1,349,190
			8,113,897
Total U.S. Government & Agency Obligations (cost $15,686,176)			14,624,470
FOREIGN GOVERNMENT OBLIGATIONS — 1.6%
Sovereign — 1.6%
Federative Republic of Brazil
10.00%, 01/01/2031	BRL	593,000	76,485
Government of Bulgaria
1.38%, 09/23/2050	EUR	15,000	9,481
4.88%, 05/13/2036	EUR	15,000	17,042
Government of Macedonia
3.68%, 06/03/2026*	EUR	100,000	102,038
Government of Romania
2.63%, 12/02/2040*	EUR	70,000	46,229
2.75%, 04/14/2041	EUR	60,000	40,171
5.88%, 01/30/2029*		12,000	11,685
Republic of Hungary
1.63%, 04/28/2032	EUR	80,000	70,908
Republic of Panama
6.70%, 01/26/2036		20,000	18,529
Republic of Peru
3.00%, 01/15/2034		10,000	8,025
5.38%, 02/08/2035		20,000	19,203
5.88%, 08/08/2054		15,000	14,293
Republic of Philippines
1.75%, 04/28/2041	EUR	100,000	74,414
Republic of Uruguay
4.38%, 01/23/2031		15,000	14,535
United Mexican States
4.75%, 03/08/2044		96,000	72,841
6.05%, 01/11/2040		6,000	5,548
Total Foreign Government Obligations (cost $784,246)			601,427
MUNICIPAL SECURITIES — 1.1%
Chicago Board of Education General Obligation Bonds
6.14%, 12/01/2039		15,000	13,889
6.32%, 11/01/2029		30,000	29,675
County of Riverside, CA Revenue Bonds
3.07%, 02/15/2028		80,000	76,095
Florida State Board of Administration Finance Corp. Revenue Bonds
1.26%, 07/01/2025		75,000	73,749
Metropolitan Transportation Authority Revenue Bonds
4.75%, 11/15/2045		35,000	35,738
Municipal Electric Authority of Georgia Revenue Bonds
6.64%, 04/01/2057		14,000	14,938
New York Transportation Development Corp. Revenue Bonds
4.25%, 09/01/2035		60,000	57,436
Philadelphia Authority for Industrial Development Revenue Bonds
6.55%, 10/15/2028		65,000	68,514
Security Description	Shares or Principal Amount	Value

State of California General Obligation Bonds
7.30%, 10/01/2039	$ 10,000	$ 11,386
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A1
5.10%, 04/01/2035	27,807	27,866
Total Municipal Securities (cost $425,684)		409,286
COMMON STOCKS — 29.8%
Advertising — 1.6%
Trade Desk, Inc., Class A†	5,320	625,260
Apparel — 0.9%
LVMH Moet Hennessy Louis Vuitton SE	511	336,382
Auto Manufacturers — 3.0%
Tesla, Inc.†	2,847	1,149,733
Biotechnology — 1.3%
Roivant Sciences, Ltd.†	10,715	126,759
Royalty Pharma PLC, Class A	15,173	387,063
		513,822
Commercial Services — 1.9%
Adyen NV*†	287	427,204
Block, Inc.†	3,415	290,241
		717,445
Computers — 1.2%
Crowdstrike Holdings, Inc., Class A†	1,302	445,492
Diversified Financial Services — 0.6%
Coinbase Global, Inc., Class A†	204	50,653
Intercontinental Exchange, Inc.	1,223	182,239
		232,892
Healthcare-Products — 0.5%
Danaher Corp.	806	185,017
Internet — 8.5%
Airbnb, Inc., Class A†	3,363	441,932
Amazon.com, Inc.†	2,641	579,409
DoorDash, Inc., Class A†	4,607	772,824
MercadoLibre, Inc.†	342	581,550
Shopify, Inc., Class A†	7,193	764,832
Uber Technologies, Inc.†	2,112	127,396
		3,267,943
REITS — 0.5%
American Tower Corp.	1,007	184,694
Retail — 0.8%
Floor & Decor Holdings, Inc., Class A†	2,913	290,426
Semiconductors — 1.1%
ASML Holding NV	617	427,630
Software — 7.4%
Cloudflare, Inc., Class A†	10,606	1,142,054
MicroStrategy, Inc., Class A†	923	267,319
Procore Technologies, Inc.†	2,524	189,123
ROBLOX Corp., Class A†	11,065	640,221
Snowflake, Inc., Class A†	3,713	573,325
		2,812,042

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation — 0.5%
Union Pacific Corp.	816	$ 186,081
Total Common Stocks (cost $8,256,322)		11,374,859
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50%, 04/04/2016† (cost $0)	19,000	14
PURCHASED OPTIONS† — 0.1%
Purchased Options - Calls — 0.1%
Over the Counter call option on the USD vs. CNY (Expiration Date: 01/06/2025; Strike Price: CNY 7.69; Counterparty: Goldman Sachs International)	2,975,755	3
Over the Counter call option on the USD vs. CNY (Expiration Date: 03/25/2025; Strike Price: CNY 7.78; Counterparty: JPMorgan Chase Bank, N.A.)	2,982,568	2,123
Over the Counter call option on the USD vs. CNY (Expiration Date: 07/31/2025; Strike Price: CNY 7.77; Counterparty: JPMorgan Chase Bank, N.A.)	1,368,386	5,309
Over the Counter call option on the USD vs. CNY (Expiration Date: 09/01/2025; Strike Price: CNY 7.66; Counterparty: JPMorgan Chase Bank, N.A.)	1,514,792	9,739
Over the Counter call option on the USD vs. CNY (Expiration Date: 10/16/2025; Strike Price: USD 7.76; Counterparty: Standard Chartered Bank)	2,940,561	16,741
Over the Counter call option on the USD vs. CNY (Expiration Date: 12/02/2025; Strike Price: CNY 8.02; Counterparty: Goldman Sachs International)	3,222,478	11,659
Total Purchased Options (cost $64,233)		45,574
Total Long-Term Investment Securities (cost $38,077,251)		39,358,554
REPURCHASE AGREEMENTS — 4.5%
Bank of America Securities LLC Joint Repurchase Agreement(7)	$ 380,000	380,000
Barclays Capital, Inc. Joint Repurchase Agreement(7)	315,000	315,000
BNP Paribas SA Joint Repurchase Agreement(7)	315,000	315,000
Deutsche Bank AG Joint Repurchase Agreement(7)	360,000	360,000
RBS Securities, Inc. Joint Repurchase Agreement(7)	360,000	360,000
Total Repurchase Agreements (cost $1,730,000)		1,730,000
TOTAL INVESTMENTS (cost $39,807,251)	107.6%	41,088,554
Other assets less liabilities	(7.6)	(2,901,279)
NET ASSETS	100.0%	$38,187,275
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Income/Equity Portfolio has no right to demand registration of these securities. At December 31, 2024, the aggregate value of these securities was $6,633,973 representing 17.4% of net assets.
†	Non-income producing security
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of December 31, 2024.
(3)	Interest Only
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	Principal amount of security is adjusted for inflation.
(7)	See Note 2 for details of Joint Repurchase Agreements.
CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
H15T1Y—US Treasury Yield Curve Rate Note Constant Maturity 1 Year
REMIC—Real Estate Mortgage Investment Conduit
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Month
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
BRL—Brazilian Real
CNY—Chinese Yuan
EUR—Euro Currency
The rates shown on FRS and/or VRS are the current interest rates at December 31, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	85,000	USD	Fixed 2.880%	12-Month SOFR	Annual	Annual	Mar 2053	$ 913	$14,582	$15,495
Centrally Cleared	155,000	USD	Fixed 2.970	12-Month SOFR	Annual	Annual	Mar 2053	471	25,449	25,920
Centrally Cleared	180,000	USD	Fixed 3.590	12-Month SOFR	Annual	Annual	Sep 2053	740	10,509	11,249
Centrally Cleared	60,000	USD	Fixed 3.750	12-Month SOFR	Annual	Annual	Dec 2054	89	1,831	1,920
								$2,213	$52,371	$54,584
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
1	Short	Euro Buxl 30 Year Bonds	March 2025	$ 145,868	$ 137,436	$ 8,432
3	Short	Euro-OAT	March 2025	390,919	383,471	7,448
7	Short	U.S. Treasury 2 Year Notes	March 2025	1,441,308	1,439,266	2,042
7	Short	U.S. Treasury 5 Year Notes	March 2025	751,539	744,133	7,406
4	Short	U.S. Treasury Long Bonds	March 2025	466,055	455,375	10,680
						$36,008
						Unrealized (Depreciation)
15	Long	Australian 10 Year Bonds	March 2025	$1,061,116	$1,047,963	$(13,153)
1	Long	U.S. Treasury Ultra Bonds	March 2025	127,755	118,906	(8,849)
4	Short	Canada 10 Year Bonds	March 2025	335,017	341,188	(6,171)
						$(28,173)
		Net Unrealized Appreciation (Depreciation)				$7,835
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Deutsche Bank AG	EUR	355,000	USD	374,989	03/19/2025	$6,039	$—
Goldman Sachs International	BRL	548,000	USD	89,864	03/19/2025	2,311	—
Unrealized Appreciation (Depreciation)						$8,350	$—
BRL—Brazilian Real
EUR—Euro Currency
USD—United States Dollar

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$7,219,445	$—	$7,219,445
Asset Backed Securities	—	1,550,734	—	1,550,734
Collateralized Mortgage Obligations	—	3,532,745	—	3,532,745
U.S. Government & Agency Obligations	—	14,624,470	—	14,624,470
Foreign Government Obligations	—	601,427	—	601,427
Municipal Securities	—	409,286	—	409,286
Common Stocks	11,374,859	—	—	11,374,859
Escrows and Litigation Trusts	—	14	—	14
Purchased Options	—	45,574	—	45,574
Repurchase Agreements	—	1,730,000	—	1,730,000
Total Investments at Value	$11,374,859	$29,713,695	$—	$41,088,554
Other Financial Instruments:†
Swaps	$—	$52,371	$—	$52,371
Futures Contracts	36,008	—	—	36,008
Forward Foreign Currency Contracts	—	8,350	—	8,350
Total Other Financial Instruments	$36,008	$60,721	$—	$96,729
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$28,173	$—	$—	$28,173
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.7%
Australia — 3.8%
ANZ Group Holdings, Ltd.	33,017	$ 583,240
APA Group	6,096	26,299
Aristocrat Leisure, Ltd.	2,666	112,802
ASX, Ltd.	913	36,777
BHP Group, Ltd. (ASX)	34,504	844,640
BHP Group, Ltd. (LSE)	16,339	399,277
BlueScope Steel, Ltd.	2,065	23,888
Brambles, Ltd.	6,557	78,085
CAR Group, Ltd.	1,777	39,628
Challenger, Ltd.	28,669	106,646
Cochlear, Ltd.	308	55,262
Coles Group, Ltd.	6,309	73,765
Commonwealth Bank of Australia	7,878	747,261
Computershare, Ltd.	2,496	52,449
CSL, Ltd.	2,279	397,193
Endeavour Group, Ltd.	7,166	18,629
Fortescue, Ltd.	7,972	90,050
Goodman Group	8,099	178,659
GPT Group	9,017	24,389
Insurance Australia Group, Ltd.	11,158	58,427
Lottery Corp., Ltd.	10,478	32,038
Macquarie Group, Ltd.	4,802	658,788
Medibank Private, Ltd.	12,964	30,411
Mineral Resources, Ltd.	833	17,659
Mirvac Group	18,575	21,557
National Australia Bank, Ltd.	14,471	332,298
Northern Star Resources, Ltd.	5,412	51,720
Orica, Ltd.	2,293	23,531
Origin Energy, Ltd.	8,110	54,715
Pro Medicus, Ltd.	271	41,954
Qantas Airways, Ltd.†	3,607	20,026
QBE Insurance Group, Ltd.	7,087	84,221
Ramsay Health Care, Ltd.	867	18,535
REA Group, Ltd.	249	35,957
Reece, Ltd.	1,064	14,739
Rio Tinto, Ltd.	17,203	1,250,690
Santos, Ltd.	15,289	63,214
Scentre Group	234,442	497,720
SEEK, Ltd.	1,680	23,469
SGH, Ltd.	958	27,341
Sonic Healthcare, Ltd.	2,148	35,910
South32, Ltd.	88,994	187,282
Stockland	11,237	33,385
Suncorp Group, Ltd.	5,989	70,468
Telstra Group, Ltd.	19,037	47,250
Transurban Group	14,610	121,084
Treasury Wine Estates, Ltd.	3,820	26,788
Vicinity, Ltd.	18,215	23,676
Washington H. Soul Pattinson & Co., Ltd.	1,125	23,828
Wesfarmers, Ltd.	5,342	236,509
Westpac Banking Corp.	16,185	323,772
WiseTech Global, Ltd.	866	64,889
Woodside Energy Group, Ltd.	8,938	136,091
Woolworths Group, Ltd.	5,751	108,532
Worley, Ltd.	38,378	325,431
		9,012,844
Austria — 0.6%
Erste Group Bank AG	21,731	1,342,667
OMV AG	693	26,781
Verbund AG	321	23,272
		1,392,720
Security Description	Shares or Principal Amount	Value

Belgium — 0.8%
Ageas SA	752	$ 36,533
Anheuser-Busch InBev SA NV	4,230	211,414
D'ieteren Group	101	16,813
Elia Group SA	138	10,635
Groupe Bruxelles Lambert NV	391	26,752
KBC Group NV	1,080	83,389
Lotus Bakeries NV	2	22,333
Sofina SA	73	16,515
Syensqo SA	349	25,508
UCB SA	6,310	1,256,260
Umicore SA	9,879	101,871
Warehouses De Pauw CVA	849	16,709
		1,824,732
Bermuda — 0.0%
Aegon, Ltd.	6,356	37,660
CK Infrastructure Holdings, Ltd.	3,000	22,307
Hongkong Land Holdings, Ltd.	5,200	23,140
Jardine Matheson Holdings, Ltd.	703	28,802
		111,909
Canada — 1.8%
Brookfield Corp.	9,874	567,526
Definity Financial Corp.	7,607	309,318
Element Fleet Management Corp.	39,130	791,066
Great-West Lifeco, Inc.	8,796	291,701
Magna International, Inc.	8,581	358,600
National Bank of Canada	7,727	704,404
Nutrien, Ltd.	8,853	396,135
Sun Life Financial, Inc.	7,303	433,623
Toronto-Dominion Bank	7,936	422,514
		4,274,887
Cayman Islands — 0.7%
Alibaba Group Holding, Ltd. ADR	1,482	125,659
CK Asset Holdings, Ltd.	8,860	36,391
CK Hutchison Holdings, Ltd.	12,860	68,716
Futu Holdings, Ltd. ADR	264	21,117
Grab Holdings, Ltd., Class A†	9,947	46,950
HKT Trust & HKT, Ltd.	18,000	22,249
NU Holdings, Ltd., Class A†	20,867	216,182
Sands China, Ltd.†	11,600	31,215
Sea, Ltd. ADR†	1,743	184,932
SITC International Holdings Co., Ltd.	6,000	15,991
Tencent Holdings, Ltd.	10,200	547,649
Tencent Music Entertainment Group ADR	24,573	278,904
WH Group, Ltd.*	39,500	30,566
Wharf Real Estate Investment Co., Ltd.	8,000	20,457
		1,646,978
China — 0.2%
Contemporary Amperex Technology Co., Ltd., Class A	11,300	411,796
Denmark — 2.4%
AP Moller-Maersk A/S, Series A	14	22,487
AP Moller-Maersk A/S, Series B	21	34,778
Carlsberg A/S, Class B	450	43,107
Coloplast A/S, Class B	594	65,040
Danske Bank A/S	3,247	91,865
Demant A/S†	416	15,342
DSV A/S	962	203,674
Genmab A/S†	1,323	275,684
Novo Nordisk A/S, Class B	43,602	3,752,704
Novonesis (Novozymes), Class B	1,659	93,624

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Denmark (continued)
Orsted A/S*†	792	$ 35,791
Pandora A/S	2,929	535,765
ROCKWOOL A/S, Class B	44	15,595
Tryg A/S	1,596	33,653
Vestas Wind Systems A/S†	44,961	615,843
Zealand Pharma A/S†	301	29,904
		5,864,856
Finland — 0.7%
Elisa Oyj	670	28,986
Fortum Oyj	2,112	29,566
Kesko Oyj, Class B	1,286	24,237
Kone Oyj, Class B	1,600	77,807
Mandatum Oyj	36,870	171,431
Metso Oyj	2,927	27,430
Neste Oyj	1,992	25,150
Nokia Oyj	25,104	110,914
Nordea Bank Abp	14,852	160,985
Orion Oyj, Class B	509	22,547
Sampo Oyj, Class A	17,192	702,999
Stora Enso Oyj, Class R	25,765	260,796
UPM-Kymmene Oyj	2,513	69,121
Wartsila OYJ Abp	2,368	41,891
		1,753,860
France — 9.1%
Accor SA	917	44,682
Aeroports de Paris SA	163	18,860
Air Liquide SA	6,786	1,103,034
Alstom SA†	1,629	36,380
Amundi SA*	289	19,219
Arkema SA	265	20,190
AXA SA	43,810	1,557,461
BioMerieux	195	20,906
BNP Paribas SA	19,780	1,213,365
Bollore SE	3,357	20,655
Bouygues SA	893	26,400
Bureau Veritas SA	1,496	45,466
Canal+ SA†	3,394	8,262
Capgemini SE	731	119,752
Carrefour SA	2,553	36,309
Cie de Saint-Gobain SA	2,135	189,529
Cie Generale des Etablissements Michelin SCA	3,145	103,596
Covivio SA	263	13,284
Credit Agricole SA	5,010	68,970
Danone SA	3,039	204,994
Dassault Aviation SA	92	18,793
Dassault Systemes SE	3,150	109,308
Edenred SE	6,393	210,254
Eiffage SA	346	30,364
Engie SA	49,711	788,360
EssilorLuxottica SA	8,044	1,963,108
Eurazeo SE	197	14,682
Gecina SA	217	20,331
Getlink SE	1,424	22,723
Hermes International SCA	149	358,381
Ipsen SA	178	20,411
Kering SA	1,249	308,242
Klepierre SA	1,013	29,171
La Francaise des Jeux SACA*	480	18,506
Legrand SA	17,417	1,696,613
L'Oreal SA	2,720	963,166
Security Description	Shares or Principal Amount	Value

France (continued)
Louis Hachette Group†	3,394	$ 5,309
LVMH Moet Hennessy Louis Vuitton SE	1,949	1,282,993
Orange SA	8,765	87,415
Pernod Ricard SA	954	107,714
Publicis Groupe SA	1,077	114,908
Renault SA	905	44,107
Rexel SA	1,053	26,832
Safran SA	5,125	1,125,982
Sanofi SA	28,425	2,760,083
Sartorius Stedim Biotech	137	26,779
Schneider Electric SE	8,678	2,165,475
SEB SA	117	10,605
Societe Generale SA	13,412	377,329
Sodexo SA	416	34,279
Teleperformance SE	2,003	172,458
Thales SA	436	62,619
TotalEnergies SE	28,795	1,591,883
Veolia Environnement SA	3,312	93,007
Vinci SA	2,355	243,308
Vivendi SE	3,394	9,046
		21,785,858
Germany — 9.5%
adidas AG	763	187,369
Allianz SE	6,615	2,027,122
BASF SE	11,176	491,447
Bayer AG	13,466	269,343
Bayerische Motoren Werke AG	13,737	1,123,995
Bayerische Motoren Werke AG (Preference Shares)	263	19,726
Bechtle AG	386	12,433
Beiersdorf AG	5,222	670,482
Brenntag SE	612	36,691
Carl Zeiss Meditec AG	189	8,903
Commerzbank AG	4,461	72,658
Continental AG	518	34,787
Covestro AG*†	845	49,165
Covestro AG†	5,803	348,640
CTS Eventim AG & Co. KGaA	294	24,855
Daimler Truck Holding AG	2,324	88,705
Delivery Hero SE*†	879	24,739
Deutsche Bank AG	8,920	153,727
Deutsche Boerse AG	886	204,159
Deutsche Lufthansa AG	2,824	18,035
Deutsche Post AG	4,802	169,045
Deutsche Telekom AG	16,431	491,733
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*	5,124	309,948
E.ON SE	10,569	123,063
Evonik Industries AG	1,207	20,918
Fresenius Medical Care AG	967	44,029
Fresenius SE & Co. KGaA†	1,989	69,087
GEA Group AG	730	36,162
Hannover Rueck SE	284	71,010
Heidelberg Materials AG	643	79,438
Henkel AG & Co. KGaA	489	37,667
Henkel AG & Co. KGaA (Preference Shares)	797	69,961
Infineon Technologies AG	36,090	1,172,240
KION Group AG	6,035	199,177
Knorr-Bremse AG	341	24,851
LEG Immobilien SE	351	29,740
Mercedes-Benz Group AG	3,525	196,451
Merck KGaA	608	88,096
MTU Aero Engines AG	253	84,364
Muenchener Rueckversicherungs-Gesellschaft AG	3,496	1,758,515

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Nemetschek SE	272	$ 26,341
Porsche Automobil Holding SE (Preference Shares)	721	27,131
Puma SE	497	22,735
Rational AG	24	20,452
Rheinmetall AG	205	130,490
RWE AG	2,976	88,860
SAP SE	23,714	5,803,601
Sartorius AG (Preference Shares)	123	27,416
Scout24 SE*	353	31,115
Siemens AG	22,703	4,433,486
Siemens Energy AG†	3,010	157,064
Siemens Healthineers AG*	14,048	744,832
Symrise AG	625	66,450
Talanx AG	304	25,870
Volkswagen AG (Preference Shares)	971	89,585
Vonovia SE	3,486	105,796
Zalando SE*†	1,056	35,419
		22,779,119
Hong Kong — 1.1%
AIA Group, Ltd.	119,200	864,074
BOC Hong Kong Holdings, Ltd.	210,000	674,615
CLP Holdings, Ltd.	7,500	63,058
Galaxy Entertainment Group, Ltd.	10,000	42,489
Hang Seng Bank, Ltd.	3,500	43,059
Henderson Land Development Co., Ltd.	7,062	21,459
Hong Kong & China Gas Co., Ltd.	52,533	42,004
Hong Kong Exchanges & Clearing, Ltd.	5,700	216,356
Link REIT	12,140	51,348
MTR Corp., Ltd.	7,500	26,170
Power Assets Holdings, Ltd.	6,500	45,361
Sino Land Co., Ltd.	18,000	18,193
Sun Hung Kai Properties, Ltd.	7,000	67,281
Swire Pacific, Ltd., Class A	2,000	18,142
Techtronic Industries Co., Ltd.	37,000	488,306
Wharf Holdings, Ltd.	5,000	14,066
		2,695,981
India — 0.2%
HDFC Bank, Ltd.	23,449	485,338
Indonesia — 0.2%
Bank Central Asia Tbk PT	836,500	501,297
Ireland — 0.6%
AIB Group PLC	8,770	48,420
Bank of Ireland Group PLC	4,727	43,118
DCC PLC	5,637	362,728
James Hardie Industries PLC CDI†	2,022	62,663
Kerry Group PLC, Class A	721	69,643
Kingspan Group PLC	6,204	452,741
Linde PLC	822	344,147
		1,383,460
Isle of Man — 0.0%
Entain PLC	2,859	24,596
Israel — 0.6%
Azrieli Group, Ltd.	200	16,553
Bank Hapoalim BM	5,951	72,057
Bank Leumi Le-Israel BM	7,098	84,637
Check Point Software Technologies, Ltd.†	414	77,294
CyberArk Software, Ltd.†	203	67,630
Elbit Systems, Ltd.	126	33,029
Security Description	Shares or Principal Amount	Value

Israel (continued)
Global-e Online, Ltd.†	472	$ 25,738
ICL Group, Ltd.	3,644	18,042
Israel Discount Bank, Ltd., Class A	5,823	39,915
Mizrahi Tefahot Bank, Ltd.	730	31,646
Monday.com, Ltd.†	176	41,437
Nice, Ltd.†	296	50,578
Teva Pharmaceutical Industries, Ltd. ADR†	36,134	796,393
Wix.com, Ltd.†	249	53,423
		1,408,372
Italy — 2.1%
Amplifon SpA	586	15,036
Banco BPM SpA	6,063	49,037
BPER Banca SpA	4,685	29,752
DiaSorin SpA	105	10,824
Enel SpA	38,287	273,863
Eni SpA	10,823	147,838
FinecoBank Banca Fineco SpA	68,182	1,191,417
Generali	4,433	125,275
Infrastrutture Wireless Italiane SpA*	1,582	16,080
Intesa Sanpaolo SpA	169,825	679,233
Leonardo SpA	1,905	51,273
Mediobanca Banca di Credito Finanziario SpA	2,353	34,285
Moncler SpA	8,131	431,873
Nexi SpA*†	2,423	13,506
Poste Italiane SpA*	2,152	30,351
Prysmian SpA	14,535	932,495
Recordati Industria Chimica e Farmaceutica SpA	492	25,776
Snam SpA	9,493	41,991
Telecom Italia SpA†	46,905	11,976
Terna - Rete Elettrica Nazionale	6,623	52,304
UniCredit SpA	19,816	791,144
Unipol Gruppo SpA	1,858	23,139
		4,978,468
Japan — 21.5%
Advantest Corp.	3,600	205,560
Aeon Co., Ltd.	3,100	72,596
AGC, Inc.	900	26,271
Aisin Corp.	2,500	27,923
Ajinomoto Co., Inc.	2,200	89,520
ANA Holdings, Inc.	800	14,503
Asahi Group Holdings, Ltd.	6,800	71,264
Asahi Kasei Corp.	34,400	236,942
Asics Corp.	3,200	62,303
Astellas Pharma, Inc.	44,200	428,811
Bandai Namco Holdings, Inc.	2,800	66,629
Bridgestone Corp.	19,000	638,767
Brother Industries, Ltd.	1,100	18,635
Canon, Inc.	4,400	142,808
Capcom Co., Ltd.	1,600	34,878
Central Japan Railway Co.	16,300	305,271
Chiba Bank, Ltd.	2,700	20,988
Chubu Electric Power Co., Inc.	3,000	31,390
Chugai Pharmaceutical Co., Ltd.	12,300	541,144
Concordia Financial Group, Ltd.	4,900	27,141
CyberAgent, Inc.	34,500	237,971
Dai Nippon Printing Co., Ltd.	1,800	25,231
Daifuku Co., Ltd.	1,544	32,022
Dai-ichi Life Holdings, Inc.	4,300	114,228
Daiichi Sankyo Co., Ltd.	8,200	225,396
Daikin Industries, Ltd.	6,100	714,650
Daito Trust Construction Co., Ltd.	300	33,360

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Daiwa House Industry Co., Ltd.	2,800	$ 85,765
Daiwa Securities Group, Inc.	6,300	41,430
Denso Corp.	43,000	596,605
Dentsu Group, Inc.	900	21,981
Disco Corp.	400	107,968
East Japan Railway Co.	4,300	75,940
Eisai Co., Ltd.	1,200	32,788
Electric Power Development Co., Ltd.	17,700	288,180
ENEOS Holdings, Inc.	12,850	66,779
FANUC Corp.	22,000	574,708
Fast Retailing Co., Ltd.	900	304,010
Fuji Electric Co., Ltd.	600	32,107
FUJIFILM Holdings Corp.	51,900	1,077,045
Fujikura, Ltd.	1,200	49,056
Fujitsu, Ltd.	7,800	137,006
Hamamatsu Photonics KK	14,000	155,384
Hankyu Hanshin Holdings, Inc.	1,100	28,617
Hikari Tsushin, Inc.	100	21,774
Hitachi Construction Machinery Co., Ltd.	500	11,044
Hitachi, Ltd.	86,300	2,121,133
Honda Motor Co., Ltd.	21,100	198,401
Hoshizaki Corp.	500	19,712
Hoya Corp.	1,600	198,816
Hulic Co., Ltd.	1,800	15,580
Idemitsu Kosan Co., Ltd.	4,295	28,027
Inpex Corp.	4,100	51,354
Isetan Mitsukoshi Holdings, Ltd.	22,400	383,908
Isuzu Motors, Ltd.	2,700	36,589
ITOCHU Corp.	20,400	1,004,122
Japan Airlines Co., Ltd.	700	11,029
Japan Exchange Group, Inc.	79,500	883,534
Japan Post Bank Co., Ltd.	6,800	64,614
Japan Post Holdings Co., Ltd.	9,100	85,558
Japan Post Insurance Co., Ltd.	900	16,448
Japan Real Estate Investment Corp.	30	20,559
Japan Tobacco, Inc.	5,600	144,034
JFE Holdings, Inc.	2,700	30,317
Kajima Corp.	1,900	34,467
Kansai Electric Power Co., Inc.	3,300	37,163
Kao Corp.	2,200	88,921
Kawasaki Kisen Kaisha, Ltd.	1,700	24,359
KDDI Corp.	33,200	1,058,207
Keyence Corp.	2,000	813,805
Kikkoman Corp.	3,200	35,406
Kirin Holdings Co., Ltd.	14,400	186,875
Kobe Bussan Co., Ltd.	664	14,595
Kokusai Electric Corp.	16,700	222,121
Komatsu, Ltd.	4,100	113,252
Konami Group Corp.	500	46,477
Kubota Corp.	4,400	50,846
Kyocera Corp.	6,000	59,475
Kyowa Kirin Co., Ltd.	1,100	16,510
Lasertec Corp.	390	36,888
LY Corp.	81,400	215,478
M3, Inc.	2,100	18,315
Makita Corp.	1,100	33,501
Marubeni Corp.	6,700	100,398
MatsukiyoCocokara & Co.	1,600	23,278
McDonald's Holdings Co. Japan, Ltd.	400	15,699
MEIJI Holdings Co., Ltd.	1,100	22,359
Minebea Mitsumi, Inc.	1,700	27,297
Mitsubishi Chemical Group Corp.	6,400	32,206
Security Description	Shares or Principal Amount	Value

Japan (continued)
Mitsubishi Corp.	33,900	$ 554,592
Mitsubishi Electric Corp.	46,900	794,902
Mitsubishi Estate Co., Ltd.	36,400	502,063
Mitsubishi HC Capital, Inc.	31,600	209,311
Mitsubishi Heavy Industries, Ltd.	15,100	211,511
Mitsubishi UFJ Financial Group, Inc.	320,000	3,752,770
Mitsui & Co., Ltd.	11,900	246,914
Mitsui Chemicals, Inc.	800	17,457
Mitsui Fudosan Co., Ltd.	85,200	677,533
Mitsui OSK Lines, Ltd.	1,600	55,565
Mizuho Financial Group, Inc.	11,340	276,670
MonotaRO Co., Ltd.	1,200	20,167
MS&AD Insurance Group Holdings, Inc.	58,500	1,278,989
Murata Manufacturing Co., Ltd.	21,600	345,219
NEC Corp.	1,200	103,088
Nexon Co., Ltd.	1,600	23,884
NIDEC Corp.	3,900	70,000
Nintendo Co., Ltd.	18,900	1,100,902
Nippon Building Fund, Inc.	36	27,993
Nippon Paint Holdings Co., Ltd.	4,500	29,189
Nippon Sanso Holdings Corp.	800	22,217
Nippon Steel Corp.	4,300	86,347
Nippon Telegraph & Telephone Corp.	966,600	967,115
Nippon Yusen KK	2,100	69,817
Nissan Motor Co., Ltd.	10,500	31,569
Nissin Foods Holdings Co., Ltd.	900	21,686
Nitori Holdings Co., Ltd.	6,400	759,503
Nitto Denko Corp.	3,300	55,183
Nomura Holdings, Inc.	14,100	81,996
Nomura Research Institute, Ltd.	13,700	403,033
NTT Data Group Corp.	3,000	56,971
Obayashi Corp.	3,100	40,900
Obic Co., Ltd.	1,500	44,505
Olympus Corp.	5,500	81,920
Omron Corp.	5,900	198,100
Ono Pharmaceutical Co., Ltd.	1,800	18,666
Oracle Corp. Japan	200	19,145
Oriental Land Co., Ltd.	5,100	110,145
ORIX Corp.	5,400	115,445
Osaka Gas Co., Ltd.	1,700	37,163
Otsuka Corp.	1,100	25,133
Otsuka Holdings Co., Ltd.	2,100	113,847
Pan Pacific International Holdings Corp.	1,800	48,860
Panasonic Holdings Corp.	55,100	572,064
Rakuten Group, Inc.†	7,100	38,252
Recruit Holdings Co., Ltd.	27,500	1,913,359
Renesas Electronics Corp.	26,821	340,970
Resona Holdings, Inc.	9,800	71,315
Ricoh Co., Ltd.	2,500	28,451
SBI Holdings, Inc.	1,300	32,479
SCREEN Holdings Co., Ltd.	400	23,656
SCSK Corp.	724	15,183
Secom Co., Ltd.	2,000	67,559
Seiko Epson Corp.	1,400	25,256
Sekisui Chemical Co., Ltd.	1,800	31,061
Sekisui House, Ltd.	2,800	66,660
Seven & i Holdings Co., Ltd.	57,600	902,927
SG Holdings Co., Ltd.	1,544	14,723
Shimadzu Corp.	1,100	30,918
Shimano, Inc.	3,500	472,154
Shin-Etsu Chemical Co., Ltd.	8,500	281,094
Shionogi & Co., Ltd.	13,500	189,147
Shiseido Co., Ltd.	1,900	33,742

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Shizuoka Financial Group, Inc.	2,000	$ 16,183
SMC Corp.	3,000	1,168,165
SoftBank Corp.	134,700	169,380
SoftBank Group Corp.	18,500	1,062,750
Sompo Holdings, Inc.	4,200	111,175
Sony Group Corp.	142,000	2,999,868
Stanley Electric Co., Ltd.	9,100	149,278
Subaru Corp.	12,700	223,795
Sumitomo Corp.	30,700	660,060
Sumitomo Electric Industries, Ltd.	3,400	60,653
Sumitomo Metal Mining Co., Ltd.	1,200	27,255
Sumitomo Mitsui Financial Group, Inc.	17,600	423,827
Sumitomo Mitsui Trust Group, Inc.	13,700	321,583
Sumitomo Realty & Development Co., Ltd.	1,500	46,464
Suntory Beverage & Food, Ltd.	700	22,220
Suzuki Motor Corp.	40,400	458,292
Sysmex Corp.	2,400	44,036
T&D Holdings, Inc.	2,300	41,960
Taisei Corp.	800	33,575
Takeda Pharmaceutical Co., Ltd.	7,500	198,834
TDK Corp.	9,200	118,414
TechnoPro Holdings, Inc.	15,400	287,657
Terumo Corp.	64,500	1,241,185
THK Co., Ltd.	9,200	210,948
TIS, Inc.	952	22,429
Toho Co., Ltd.	500	19,458
Tokio Marine Holdings, Inc.	37,200	1,332,234
Tokyo Electric Power Co. Holdings, Inc.†	7,200	21,466
Tokyo Electron, Ltd.	4,700	712,240
Tokyo Gas Co., Ltd.	1,600	44,442
Tokyu Corp.	2,500	26,684
Toppan Holdings, Inc.	1,100	29,113
Toray Industries, Inc.	6,500	41,000
TOTO, Ltd.	700	16,792
Toyota Industries Corp.	10,600	852,841
Toyota Motor Corp.	99,700	1,965,312
Toyota Tsusho Corp.	3,000	52,940
Trend Micro, Inc.†	600	32,350
Unicharm Corp.	70,800	581,818
Welcia Holdings Co., Ltd.	5,500	71,498
West Japan Railway Co.	2,100	37,089
Yakult Honsha Co., Ltd.	1,200	22,710
Yamaha Motor Co., Ltd.	4,300	37,821
Yaskawa Electric Corp.	1,100	28,010
Yokogawa Electric Corp.	1,100	23,388
Zensho Holdings Co., Ltd.	500	28,276
ZOZO, Inc.	630	19,460
		51,771,905
Jersey — 0.6%
CVC Capital Partners PLC*†	17,538	386,225
Experian PLC	4,329	186,701
Glencore PLC	48,819	215,985
WPP PLC	61,373	635,715
		1,424,626
Luxembourg — 0.7%
ArcelorMittal SA	2,208	51,301
Eurofins Scientific SE	636	32,485
InPost SA†	1,059	18,111
Samsonite International SA*	68,700	191,063
Security Description	Shares or Principal Amount	Value

Luxembourg (continued)
Spotify Technology SA†	3,075	$ 1,375,693
Tenaris SA	1,916	36,123
		1,704,776
Netherlands — 5.2%
ABN AMRO Bank NV CVA*	2,157	33,269
Adyen NV*†	247	367,663
AerCap Holdings NV	915	87,565
Airbus SE	2,797	448,440
Akzo Nobel NV	6,171	370,494
Argenx SE†	281	174,644
Argenx SE ADR†	739	454,485
ASM International NV	947	548,155
ASML Holding NV	6,237	4,384,806
ASR Nederland NV	746	35,376
BE Semiconductor Industries NV	2,102	288,064
Davide Campari-Milano NV	2,898	18,198
Euronext NV*	368	41,283
EXOR NV	468	42,927
Ferrari NV	593	254,421
Ferrovial SE	2,240	94,204
Havas NV†	3,394	5,704
Heineken Holding NV	610	36,554
Heineken NV	14,966	1,065,024
IMCD NV	268	39,837
ING Groep NV	68,713	1,076,898
JDE Peet's NV	574	9,828
Koninklijke Ahold Delhaize NV	4,375	142,708
Koninklijke KPN NV	18,307	66,656
Koninklijke Philips NV†	29,257	739,463
NN Group NV	1,275	55,562
NXP Semiconductors NV	4,324	898,743
Prosus NV	6,440	255,828
QIAGEN NV	1,044	46,547
Randstad NV	511	21,549
Stellantis NV	9,250	121,400
STMicroelectronics NV	3,217	80,892
Universal Music Group NV	3,875	99,224
Wolters Kluwer NV	1,123	186,587
		12,592,998
New Zealand — 0.2%
Auckland International Airport, Ltd.	7,125	34,682
Fisher & Paykel Healthcare Corp., Ltd.	2,759	59,276
Infratil, Ltd.	4,322	30,469
Mercury NZ, Ltd.	3,294	10,781
Meridian Energy, Ltd.	6,136	20,290
Xero, Ltd.†	3,718	387,900
		543,398
Norway — 1.7%
Aker BP ASA	1,488	29,236
DNB Bank ASA	95,418	1,902,366
Equinor ASA	39,152	925,389
Gjensidige Forsikring ASA	941	16,631
Kongsberg Gruppen ASA	414	46,569
Mowi ASA	2,191	37,522
Norsk Hydro ASA	88,162	485,112
Orkla ASA	3,300	28,535
Salmar ASA	311	14,779
Storebrand ASA	48,886	520,881

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Norway (continued)
Telenor ASA	2,899	$ 32,323
Yara International ASA	779	20,595
		4,059,938
Portugal — 0.3%
EDP SA	14,772	47,297
Galp Energia SGPS SA	2,188	36,150
Jeronimo Martins SGPS SA	35,813	684,437
		767,884
Singapore — 1.4%
CapitaLand Ascendas REIT	17,600	33,121
CapitaLand Integrated Commercial Trust	27,392	38,712
CapitaLand Investment, Ltd.	11,000	21,104
DBS Group Holdings, Ltd.	51,420	1,646,163
Genting Singapore, Ltd.	28,500	15,965
Keppel, Ltd.	6,900	34,559
Oversea-Chinese Banking Corp., Ltd.	15,900	194,318
Sembcorp Industries, Ltd.	4,195	16,956
Singapore Airlines, Ltd.	7,000	33,010
Singapore Exchange, Ltd.	4,000	37,316
Singapore Technologies Engineering, Ltd.	7,300	24,910
Singapore Telecommunications, Ltd.	35,010	78,959
United Overseas Bank, Ltd.	33,000	877,890
Wilmar International, Ltd.	170,000	385,897
Yangzijiang Shipbuilding Holdings, Ltd.	12,200	26,711
		3,465,591
South Korea — 0.6%
KT Corp.	12,676	378,774
NAVER Corp.	2,303	310,920
Samsung Electronics Co., Ltd.	13,632	491,959
Samsung SDI Co., Ltd.†	1,535	257,699
		1,439,352
Spain — 2.7%
Acciona SA	116	13,061
ACS Actividades de Construccion y Servicios SA	831	41,697
Aena SME SA*	353	72,180
Amadeus IT Group SA	8,819	623,018
Banco Bilbao Vizcaya Argentaria SA	135,331	1,325,006
Banco de Sabadell SA	25,609	49,791
Banco Santander SA	72,938	337,306
Bankinter SA	58,307	461,435
CaixaBank SA	18,818	102,063
Cellnex Telecom SA*	2,494	78,820
EDP Renovaveis SA	1,469	15,277
Endesa SA	1,495	32,164
Grifols SA†	1,404	13,304
Iberdrola SA	97,125	1,338,072
Industria de Diseno Textil SA	24,981	1,284,513
Puig Brands SA, Class B†	7,824	144,544
Redeia Corp. SA	16,908	288,983
Repsol SA	5,542	67,109
Telefonica SA	18,684	76,196
		6,364,539
SupraNational — 0.0%
Unibail-Rodamco-Westfield	558	42,032
Sweden — 1.8%
AddTech AB, Class B	1,223	33,230
Alfa Laval AB	1,362	56,532
Security Description	Shares or Principal Amount	Value

Sweden (continued)
Assa Abloy AB, Class B	4,718	$ 138,702
Atlas Copco AB, Class A	12,644	193,415
Atlas Copco AB, Class B	7,348	99,486
Beijer Ref AB	1,812	26,657
Boliden AB	1,288	36,065
Elekta AB, Series B	32,670	180,505
Epiroc AB, Class A	3,102	53,867
Epiroc AB, Class B	1,836	28,550
EQT AB	1,753	48,310
Essity AB, Class B	2,871	76,760
Evolution AB*	798	61,252
Fastighets AB Balder, Class B†	3,120	21,644
Getinge AB, Class B	1,077	17,667
H & M Hennes & Mauritz AB, Class B	2,667	35,888
Hexagon AB, Class B	9,773	92,725
Holmen AB, Class B	359	13,201
Industrivarden AB, Class A	572	18,039
Industrivarden AB, Class C	755	23,781
Indutrade AB	1,286	32,181
Investment AB Latour, Class B	697	17,374
Investor AB, Class B	8,148	215,451
L E Lundbergforetagen AB, Class B	358	16,189
Lifco AB, Class B	1,097	31,785
Nibe Industrier AB, Class B	7,134	27,949
Saab AB, Class B	1,508	31,806
Sagax AB, Class B	1,034	21,165
Sandvik AB	28,536	511,393
Securitas AB, Class B	2,315	28,642
Skandinaviska Enskilda Banken AB, Class A	30,290	415,050
Skanska AB, Class B	1,602	33,685
SKF AB, Class B	1,605	30,097
Svenska Cellulosa AB SCA, Class B	2,855	36,228
Svenska Handelsbanken AB, Class A	63,043	651,255
Swedbank AB, Class A	3,997	78,840
Swedish Orphan Biovitrum AB†	922	26,491
Tele2 AB, Class B	2,573	25,411
Telefonaktiebolaget LM Ericsson, Class B	79,898	645,844
Telia Co. AB	11,106	30,856
Trelleborg AB, Class B	1,003	34,259
Volvo AB, Class A	943	23,022
Volvo AB, Class B	7,477	181,424
		4,402,673
Switzerland — 7.8%
ABB, Ltd.	26,603	1,431,005
Adecco Group AG	793	19,527
Alcon AG	15,943	1,350,085
Avolta AG	431	17,237
Bachem Holding AG	159	10,122
Baloise Holding AG	205	37,051
Banque Cantonale Vaudoise	142	13,060
Barry Callebaut AG	111	147,170
BKW AG	99	16,381
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	67	742,554
Cie Financiere Richemont SA, Class A	9,624	1,462,884
Clariant AG	1,016	11,331
Coca-Cola HBC AG	1,023	34,989
DSM-Firmenich AG	875	88,570
EMS-Chemie Holding AG	33	22,224
Galderma Group AG†	392	43,453
Geberit AG	157	88,605
Givaudan SA	43	188,438

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Helvetia Holding AG	175	$ 28,829
Holcim AG	2,454	235,301
Julius Baer Group, Ltd.	9,310	600,579
Kuehne + Nagel International AG	227	51,913
Logitech International SA	716	58,846
Lonza Group AG	1,467	864,534
Nestle SA	31,430	2,577,247
Novartis AG	20,566	2,001,529
Partners Group Holding AG	107	145,238
Roche Holding AG	14,182	3,969,657
Roche Holding AG (BR)	151	44,953
Sandoz Group AG	1,927	78,896
Schindler Holding AG	111	30,260
Schindler Holding AG (Participation Certificate)	192	52,898
SGS SA	714	71,494
SIG Group AG	1,440	28,359
Sika AG	718	170,624
Sonova Holding AG	239	77,798
Straumann Holding AG	525	65,884
Swatch Group AG	136	24,714
Swiss Life Holding AG	135	103,979
Swiss Prime Site AG	364	39,613
Swiss Re AG	1,420	205,029
Swisscom AG	122	67,763
Temenos AG	265	18,670
UBS Group AG	15,483	472,136
VAT Group AG*	127	47,748
Zurich Insurance Group AG	1,687	1,002,347
		18,861,524
Taiwan — 1.2%
Largan Precision Co., Ltd.	2,000	163,187
Taiwan Semiconductor Manufacturing Co., Ltd.	83,000	2,721,560
		2,884,747
United Kingdom — 15.9%
3i Group PLC	4,582	204,438
Admiral Group PLC	1,226	40,581
Anglo American PLC	5,982	177,037
Antofagasta PLC	52,527	1,045,561
ARM Holdings PLC ADR†	1,704	210,205
Ashtead Group PLC	4,406	273,863
Associated British Foods PLC	1,572	40,206
AstraZeneca PLC	19,823	2,597,782
AstraZeneca PLC ADR	19,158	1,255,232
Auto Trader Group PLC*	4,212	41,815
Aviva PLC	12,602	73,960
BAE Systems PLC	56,853	817,436
Barclays PLC	68,414	229,664
Barratt Redrow PLC	6,489	35,752
Berkeley Group Holdings PLC	481	23,484
BP PLC	76,137	374,592
Bridgepoint Group PLC*	64,991	292,904
British American Tobacco PLC	9,379	338,157
BT Group PLC	305,495	550,918
Bunzl PLC	33,201	1,369,960
Burberry Group PLC	29,724	364,672
Centrica PLC	24,274	40,599
Coca-Cola Europacific Partners PLC	975	74,890
Compass Group PLC	37,487	1,249,276
Croda International PLC	624	26,443
Diageo PLC	56,599	1,797,978
Security Description	Shares or Principal Amount	Value

United Kingdom (continued)
Dowlais Group PLC	98,023	$ 82,771
Endeavour Mining PLC	863	15,396
Great Portland Estates PLC	21,114	76,126
GSK PLC	72,050	1,214,535
Haleon PLC	197,710	934,114
Halma PLC	1,787	60,157
Hargreaves Lansdown PLC	1,675	23,024
Hikma Pharmaceuticals PLC	783	19,536
HSBC Holdings PLC	85,698	842,512
Imperial Brands PLC	3,776	120,685
Informa PLC	6,262	62,590
InterContinental Hotels Group PLC	750	93,461
Intertek Group PLC	760	44,984
J Sainsbury PLC	8,323	28,508
JD Sports Fashion PLC	12,200	14,647
Johnson Matthey PLC	12,909	216,554
Kingfisher PLC	351,868	1,095,532
Land Securities Group PLC	3,331	24,353
Legal & General Group PLC	27,761	79,865
Lloyds Banking Group PLC	1,735,785	1,190,385
London Stock Exchange Group PLC	2,251	318,014
M&G PLC	10,645	26,366
Marks & Spencer Group PLC	9,655	45,387
Melrose Industries PLC	98,075	679,956
Mondi PLC	2,078	31,009
National Grid PLC	155,996	1,855,268
NatWest Group PLC	33,188	167,065
Next PLC	5,475	651,007
Pearson PLC	2,822	45,291
Persimmon PLC	16,171	242,529
Phoenix Group Holdings PLC	3,300	21,070
Prudential PLC	81,856	652,769
Reckitt Benckiser Group PLC	19,889	1,203,370
RELX PLC	37,255	1,692,548
Rentokil Initial PLC	11,884	59,629
Rio Tinto PLC	5,307	313,788
Rolls-Royce Holdings PLC†	40,036	284,988
Sage Group PLC	4,730	75,381
Schroders PLC	3,794	15,370
Segro PLC	23,230	203,920
Severn Trent PLC	1,272	39,938
Shell PLC	29,205	905,269
Shell PLC (XAMS)	67,377	2,101,800
Shell PLC ADR	12,056	755,308
Smith & Nephew PLC	4,116	51,085
Smiths Group PLC	1,622	34,906
Spirax Group PLC	347	29,779
SSE PLC	5,198	104,378
Standard Chartered PLC	61,454	760,572
Taylor Wimpey PLC	16,664	25,472
Tesco PLC	32,256	148,724
Unilever PLC	71,900	4,093,727
United Utilities Group PLC	3,210	42,256
Vodafone Group PLC	104,587	89,427
Whitbread PLC	16,161	596,033
Wise PLC, Class A†	3,136	41,851
		38,192,390
United States — 1.7%
Autoliv, Inc. SDR	4,476	415,902
Booking Holdings, Inc.	108	536,589
Broadcom, Inc.	6,642	1,539,881
Ferguson Enterprises, Inc.	2,046	355,124

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Liberty Media Corp.-Liberty Formula One, Class C†	7,795	$ 722,285
Lululemon Athletica, Inc.†	993	379,733
MercadoLibre, Inc.†	126	214,256
		4,163,770
Total Common Stocks (cost $195,729,214)		235,019,214
UNAFFILIATED INVESTMENT COMPANIES — 0.5%
United States — 0.5%
iShares MSCI EAFE ETF (cost $1,147,240)	14,500	1,096,345
Total Long-Term Investment Securities (cost $196,876,454)		236,115,559
SHORT-TERM INVESTMENTS — 0.3%
U.S. Government — 0.1%
United States Treasury Bills
4.31%, 04/01/2025(1)	$ 100,000	98,971
4.47%, 01/21/2025(1)	120,000	119,731
		218,702
Unaffiliated Investment Companies — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43%(2)	349,794	349,794
T. Rowe Price Government Reserve Fund 4.53%(2)	101	101
		349,895
Total Short-Term Investments (cost $568,514)		568,597
REPURCHASE AGREEMENTS — 0.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 12/31/2024, to be repurchased 01/02/2025 in the amount of $1,513,558 and collateralized by $1,523,600 of United States Treasury Notes, bearing interest at 4.00% due 01/15/2027 and having an approximate value of $1,543,870 (cost $1,513,444)	1,513,444	1,513,444
TOTAL INVESTMENTS (cost $198,958,412)	99.1%	238,197,600
Other assets less liabilities	0.9	2,276,698
NET ASSETS	100.0%	$240,474,298
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed International Equity Portfolio has no right to demand registration of these securities. At December 31, 2024, the aggregate value of these securities was $2,973,459 representing 1.2% of net assets.
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	The rate shown is the 7-day yield as of December 31, 2024.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
BR—Bearer Shares
CDI—CHESS Depositary Interest
CVA—Certification Van Aandelen (Dutch Cert.)
ETF—Exchange Traded Fund
LSE—London Stock Exchange
SDR—Swedish Depositary Receipt
XAMS—Euronext Amsterdam Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
22	Long	MSCI EAFE Index	March 2025	$2,520,084	$2,494,250	$(25,834)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Industry Allocation*
Banks	13.2%
Pharmaceuticals	9.2

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Industry Allocation*(continued)
Insurance	6.1%
Semiconductors	5.9
Retail	3.3
Oil & Gas	3.3
Cosmetics/Personal Care	3.2
Healthcare-Products	3.1
Food	2.8
Software	2.7
Commercial Services	2.6
Telecommunications	2.5
Electric	2.3
Auto Manufacturers	2.3
Mining	2.1
Chemicals	2.1
Miscellaneous Manufacturing	2.0
Internet	1.8
Auto Parts & Equipment	1.8
Machinery-Diversified	1.8
Distribution/Wholesale	1.7
Machinery-Construction & Mining	1.7
Electrical Components & Equipment	1.6
Aerospace/Defense	1.6
Beverages	1.6
Home Furnishings	1.6
Diversified Financial Services	1.2
Apparel	1.2
Electronics	1.1
Building Materials	0.9
Real Estate	0.7
Computers	0.7
Private Equity	0.6
Repurchase Agreements	0.6
Biotechnology	0.6
Agriculture	0.6
Household Products/Wares	0.5
Food Service	0.5
Toys/Games/Hobbies	0.5
Leisure Time	0.5
Unaffiliated Investment Companies	0.5
REITS	0.4
Healthcare-Services	0.4
Metal Fabricate/Hardware	0.4
Lodging	0.4
Advertising	0.4
Transportation	0.3
Engineering & Construction	0.3
Media	0.3
Energy-Alternate Sources	0.3
Short-Term Investments	0.3
Hand/Machine Tools	0.2
Entertainment	0.2
Home Builders	0.1
Investment Companies	0.1
Iron/Steel	0.1
Packaging & Containers	0.1
Office/Business Equipment	0.1
Shipbuilding	0.1
99.1%
*	Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Austria	$—	$1,392,720	$—	$1,392,720
Denmark	—	5,864,856	—	5,864,856
Finland	—	1,753,860	—	1,753,860
Germany	348,640	22,430,479	—	22,779,119
Indonesia	—	501,297	—	501,297
Italy	—	4,978,468	—	4,978,468
Japan	—	51,771,905	—	51,771,905
Luxembourg	1,668,653	36,123	—	1,704,776
Netherlands	12,152,432	440,566	—	12,592,998
Norway	—	4,059,938	—	4,059,938
South Korea	—	1,439,352	—	1,439,352
Sweden	—	4,402,673	—	4,402,673
Switzerland	123,559	18,737,965	—	18,861,524
United States	3,747,868	415,902	—	4,163,770
Other Countries	98,751,958	—	—	98,751,958
Unaffiliated Investment Companies	1,096,345	—	—	1,096,345
Short-Term Investments:
U.S. Government	—	218,702	—	218,702
Other Short-Term Investments	349,895	—	—	349,895
Repurchase Agreements	—	1,513,444	—	1,513,444
Total Investments at Value	$118,239,350	$119,958,250	$—	$238,197,600
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$25,834	$—	$—	$25,834
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.7%
Advertising — 1.9%
Trade Desk, Inc., Class A†	52,453	$ 6,164,801
Aerospace/Defense — 0.3%
General Electric Co.	1,694	282,542
Howmet Aerospace, Inc.	1,551	169,633
RTX Corp.	2,897	335,241
TransDigm Group, Inc.	215	272,465
		1,059,881
Agriculture — 0.2%
Altria Group, Inc.	2,977	155,667
Philip Morris International, Inc.	3,206	385,842
		541,509
Airlines — 0.1%
Delta Air Lines, Inc.	2,448	148,104
United Airlines Holdings, Inc.†	1,256	121,958
		270,062
Apparel — 1.1%
Deckers Outdoor Corp.†	580	117,792
LVMH Moet Hennessy Louis Vuitton SE	5,035	3,314,452
Ralph Lauren Corp.	154	35,571
Tapestry, Inc.	890	58,144
		3,525,959
Auto Manufacturers — 5.5%
Cummins, Inc.	524	182,666
PACCAR, Inc.	1,101	114,526
Tesla, Inc.†	42,609	17,207,219
		17,504,411
Banks — 0.6%
Bank of New York Mellon Corp.	1,499	115,168
JPMorgan Chase & Co.	6,128	1,468,943
Morgan Stanley	2,132	268,035
		1,852,146
Beverages — 0.0%
Monster Beverage Corp.†	1,176	61,811
Biotechnology — 2.4%
Alnylam Pharmaceuticals, Inc.†	2,377	559,332
Amgen, Inc.	883	230,145
Argenx SE ADR†	1,026	630,990
Incyte Corp.†	366	25,280
Roivant Sciences, Ltd.†	121,726	1,440,019
Royalty Pharma PLC, Class A	167,458	4,271,853
Vertex Pharmaceuticals, Inc.†	983	395,854
		7,553,473
Building Materials — 0.4%
Builders FirstSource, Inc.†	229	32,731
Carrier Global Corp.	1,529	104,369
Lennox International, Inc.	122	74,335
Martin Marietta Materials, Inc.	1,391	718,451
Masco Corp.	338	24,529
Trane Technologies PLC	859	317,272
Vulcan Materials Co.	313	80,513
		1,352,200
Chemicals — 0.5%
Ecolab, Inc.	472	110,599
Security Description	Shares or Principal Amount	Value

Chemicals (continued)
Linde PLC	870	$ 364,243
Sherwin-Williams Co.	3,610	1,227,147
		1,701,989
Commercial Services — 2.9%
Adyen NV*†	2,858	4,254,179
Automatic Data Processing, Inc.	887	259,652
Block, Inc.†	33,659	2,860,678
Cintas Corp.	1,309	239,154
Corpay, Inc.†	266	90,020
Moody's Corp.	309	146,271
PayPal Holdings, Inc.†	2,565	218,923
Quanta Services, Inc.	564	178,252
Rollins, Inc.	622	28,830
S&P Global, Inc.	1,532	762,982
United Rentals, Inc.	251	176,814
Verisk Analytics, Inc.	237	65,277
		9,281,032
Computers — 8.6%
Accenture PLC, Class A	1,944	683,880
Apple, Inc.	80,611	20,186,607
Crowdstrike Holdings, Inc., Class A†	15,746	5,387,651
Dell Technologies, Inc., Class C	551	63,497
Fortinet, Inc.†	2,429	229,492
Gartner, Inc.†	295	142,919
International Business Machines Corp.	3,531	776,220
Leidos Holdings, Inc.	265	38,176
NetApp, Inc.	368	42,717
Super Micro Computer, Inc.†	1,923	58,613
		27,609,772
Cosmetics/Personal Care — 0.0%
Colgate-Palmolive Co.	1,373	124,819
Distribution/Wholesale — 0.1%
Copart, Inc.†	3,348	192,142
Fastenal Co.	1,247	89,672
WW Grainger, Inc.	169	178,134
		459,948
Diversified Financial Services — 3.4%
American Express Co.	2,125	630,679
Ameriprise Financial, Inc.	370	196,999
Apollo Global Management, Inc.	1,707	281,928
Coinbase Global, Inc., Class A†	2,027	503,304
Discover Financial Services	959	166,128
Intercontinental Exchange, Inc.	13,337	1,987,346
Mastercard, Inc., Class A	9,160	4,823,381
Nasdaq, Inc.	648	50,097
Raymond James Financial, Inc.	433	67,258
Synchrony Financial	1,487	96,655
Visa, Inc., Class A	6,599	2,085,548
		10,889,323
Electric — 0.3%
Constellation Energy Corp.	1,194	267,110
NextEra Energy, Inc.	5,261	377,161
NRG Energy, Inc.	774	69,830
PPL Corp.	1,465	47,554
Public Service Enterprise Group, Inc.	894	75,534
Vistra Corp.	1,299	179,093
		1,016,282

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical Components & Equipment — 0.7%
AMETEK, Inc.	3,682	$ 663,717
Eaton Corp. PLC	4,227	1,402,815
Emerson Electric Co.	1,481	183,540
Generac Holdings, Inc.†	141	21,862
		2,271,934
Electronics — 0.2%
Allegion PLC	176	23,000
Amphenol Corp., Class A	4,604	319,748
Garmin, Ltd.	587	121,075
Hubbell, Inc.	205	85,872
Mettler-Toledo International, Inc.†	33	40,381
Trimble, Inc.†	410	28,971
		619,047
Energy-Alternate Sources — 0.0%
First Solar, Inc.†	217	38,244
Entertainment — 0.0%
Live Nation Entertainment, Inc.†	599	77,571
Environmental Control — 0.3%
Pentair PLC	410	41,262
Republic Services, Inc.	777	156,317
Veralto Corp.	453	46,138
Waste Connections, Inc.	2,583	443,191
Waste Management, Inc.	739	149,123
		836,031
Healthcare-Products — 1.9%
Abbott Laboratories	4,180	472,800
Boston Scientific Corp.†	17,320	1,547,022
Danaher Corp.	7,964	1,828,136
Insulet Corp.†	268	69,967
Intuitive Surgical, Inc.†	3,566	1,861,309
ResMed, Inc.	561	128,295
Stryker Corp.	694	249,875
Waters Corp.†	104	38,582
		6,195,986
Healthcare-Services — 0.1%
DaVita, Inc.†	172	25,722
HCA Healthcare, Inc.	411	123,362
		149,084
Home Builders — 0.1%
NVR, Inc.†	7	57,252
PulteGroup, Inc.	783	85,269
		142,521
Insurance — 0.9%
Aon PLC, Class A	421	151,206
Arch Capital Group, Ltd.	1,431	132,153
Arthur J. Gallagher & Co.	429	121,772
Berkshire Hathaway, Inc., Class B†	3,430	1,554,750
Brown & Brown, Inc.	906	92,430
Cincinnati Financial Corp.	316	45,409
Erie Indemnity Co., Class A	95	39,162
Hartford Financial Services Group, Inc.	609	66,625
Marsh & McLennan Cos., Inc.	825	175,238
Progressive Corp.	2,237	536,008
W.R. Berkley Corp.	632	36,985
Willis Towers Watson PLC	185	57,949
		3,009,687
Security Description	Shares or Principal Amount	Value

Internet — 23.9%
Airbnb, Inc., Class A†	34,253	$ 4,501,187
Alphabet, Inc., Class A	46,525	8,807,182
Alphabet, Inc., Class C	32,765	6,239,767
Amazon.com, Inc.†	79,165	17,368,009
Booking Holdings, Inc.	126	626,021
DoorDash, Inc., Class A†	47,974	8,047,639
eBay, Inc.	1,225	75,889
Expedia Group, Inc.†	469	87,389
F5, Inc.†	102	25,650
Gen Digital, Inc.	1,201	32,883
GoDaddy, Inc., Class A†	536	105,790
MercadoLibre, Inc.†	3,349	5,694,774
Meta Platforms, Inc., Class A	17,873	10,464,820
Netflix, Inc.†	4,062	3,620,542
Palo Alto Networks, Inc.†	2,499	454,718
Shopify, Inc., Class A†	68,874	7,323,372
Spotify Technology SA†	1,846	825,863
Uber Technologies, Inc.†	36,408	2,196,131
		76,497,626
Leisure Time — 0.1%
Carnival Corp.†	3,967	98,857
Norwegian Cruise Line Holdings, Ltd.†	1,679	43,201
Royal Caribbean Cruises, Ltd.	945	218,002
		360,060
Lodging — 0.2%
Hilton Worldwide Holdings, Inc.	931	230,106
Las Vegas Sands Corp.	1,329	68,257
Marriott International, Inc., Class A	881	245,746
Wynn Resorts, Ltd.	353	30,415
		574,524
Machinery-Construction & Mining — 0.7%
Caterpillar, Inc.	1,844	668,930
GE Vernova, Inc.	4,971	1,635,111
		2,304,041
Machinery-Diversified — 0.5%
Deere & Co.	428	181,344
Dover Corp.	236	44,274
Ingersoll Rand, Inc.	1,539	139,218
Rockwell Automation, Inc.	3,440	983,117
Westinghouse Air Brake Technologies Corp.	656	124,371
		1,472,324
Media — 0.0%
FactSet Research Systems, Inc.	65	31,218
Miscellaneous Manufacturing — 0.2%
Axon Enterprise, Inc.†	277	164,626
Illinois Tool Works, Inc.	421	106,749
Parker-Hannifin Corp.	492	312,927
		584,302
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	89	34,374
Oil & Gas — 0.1%
Hess Corp.	1,055	140,326
Texas Pacific Land Corp.	72	79,629
		219,955
Packaging & Containers — 0.0%
Packaging Corp. of America	170	38,272

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals — 2.3%
AbbVie, Inc.	7,586	$ 1,348,032
AstraZeneca PLC ADR	7,181	470,499
Dexcom, Inc.†	641	49,851
Eli Lilly & Co.	6,557	5,062,004
Neurocrine Biosciences, Inc.†	3,741	510,646
		7,441,032
Pipelines — 0.6%
Cheniere Energy, Inc.	6,843	1,470,355
ONEOK, Inc.	1,249	125,400
Targa Resources Corp.	833	148,690
Williams Cos., Inc.	2,421	131,025
		1,875,470
Private Equity — 0.1%
KKR & Co., Inc.	1,134	167,730
Real Estate — 0.1%
CBRE Group, Inc., Class A†	1,149	150,852
REITS — 0.9%
American Tower Corp.	10,010	1,835,934
AvalonBay Communities, Inc.	239	52,573
Camden Property Trust	208	24,136
Equinix, Inc.	173	163,120
Essex Property Trust, Inc.	118	33,682
Extra Space Storage, Inc.	364	54,454
Host Hotels & Resorts, Inc.	1,682	29,469
Iron Mountain, Inc.	1,121	117,828
Mid-America Apartment Communities, Inc.	183	28,286
Public Storage	602	180,263
Simon Property Group, Inc.	1,171	201,658
UDR, Inc.	516	22,400
Welltower, Inc.	1,220	153,757
		2,897,560
Retail — 3.0%
AutoZone, Inc.†	65	208,130
Cava Group, Inc.†	4,426	499,253
Chipotle Mexican Grill, Inc.†	5,203	313,741
Costco Wholesale Corp.	1,692	1,550,329
Darden Restaurants, Inc.	193	36,031
Domino's Pizza, Inc.	55	23,087
Floor & Decor Holdings, Inc., Class A†	29,071	2,898,379
Home Depot, Inc.	1,669	649,224
Lowe's Cos., Inc.	2,702	666,854
Lululemon Athletica, Inc.†	198	75,717
McDonald's Corp.	2,123	615,436
O'Reilly Automotive, Inc.†	220	260,876
Ross Stores, Inc.	3,442	520,671
TJX Cos., Inc.	2,541	306,978
Tractor Supply Co.	1,102	58,472
Walmart, Inc.	11,105	1,003,337
Yum! Brands, Inc.	437	58,628
		9,745,143
Semiconductors — 11.8%
Applied Materials, Inc.	1,322	214,997
ASML Holding NV	6,134	4,251,353
Broadcom, Inc.	36,995	8,576,921
KLA Corp.	1,121	706,364
Marvell Technology, Inc.	12,796	1,413,318
Monolithic Power Systems, Inc.	186	110,056
NVIDIA Corp.	163,018	21,891,687
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
NXP Semiconductors NV	388	$ 80,646
Texas Instruments, Inc.	3,347	627,596
		37,872,938
Software — 19.4%
Adobe, Inc.†	3,222	1,432,759
ANSYS, Inc.†	147	49,588
AppLovin Corp., Class A†	6,561	2,124,649
Atlassian Corp., Class A†	2,834	689,739
Autodesk, Inc.†	821	242,663
Broadridge Financial Solutions, Inc.	196	44,314
Cadence Design Systems, Inc.†	576	173,065
Cloudflare, Inc., Class A†	106,421	11,459,413
Datadog, Inc., Class A†	4,440	634,432
Dayforce, Inc.†	602	43,729
Dynatrace, Inc.†	12,357	671,603
Electronic Arts, Inc.	365	53,400
Fair Isaac Corp.†	449	893,928
Fiserv, Inc.†	2,172	446,172
HubSpot, Inc.†	700	487,739
Intuit, Inc.	1,070	672,495
Jack Henry & Associates, Inc.	111	19,458
Microsoft Corp.	41,679	17,567,699
MicroStrategy, Inc., Class A†	9,173	2,656,684
MSCI, Inc.	299	179,403
Oracle Corp.	6,137	1,022,670
Palantir Technologies, Inc., Class A†	7,827	591,956
Paychex, Inc.	575	80,627
Paycom Software, Inc.	186	38,124
Procore Technologies, Inc.†	28,654	2,147,044
PTC, Inc.†	216	39,716
ROBLOX Corp., Class A†	109,000	6,306,740
Salesforce, Inc.	8,212	2,745,518
Samsara, Inc., Class A†	9,815	428,817
ServiceNow, Inc.†	787	834,314
Snowflake, Inc., Class A†	46,230	7,138,374
Synopsys, Inc.†	305	148,035
Tyler Technologies, Inc.†	163	93,992
Workday, Inc., Class A†	382	98,567
		62,257,426
Telecommunications — 0.3%
Arista Networks, Inc.†	3,945	436,041
Motorola Solutions, Inc.	638	294,902
T-Mobile US, Inc.	986	217,640
		948,583
Transportation — 1.0%
CSX Corp.	3,387	109,299
Old Dominion Freight Line, Inc.	4,881	861,008
Saia, Inc.†	927	422,462
Union Pacific Corp.	8,037	1,832,757
		3,225,526
Total Common Stocks (cost $213,738,758)		313,008,479
UNAFFILIATED INVESTMENT COMPANIES — 1.0%
SPDR Portfolio S&P 500 Growth ETF (cost $3,034,521)	34,300	3,014,970

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
PURCHASED OPTIONS† — 0.1%
Purchased Options - Calls — 0.1%
Over the Counter call option on the USD vs. CNY (Expiration Date: 01/06/2025; Strike Price: CNY 7.69; Counterparty: Goldman Sachs International)	29,213,608	$ 29
Over the Counter call option on the USD vs. CNY (Expiration Date: 03/25/2025; Strike Price: CNY 7.78; Counterparty: JPMorgan Chase Bank, N.A.)	27,929,133	19,886
Over the Counter call option on the USD vs. CNY (Expiration Date: 07/31/2025; Strike Price: CNY 7.77; Counterparty: JPMorgan Chase Bank, N.A.)	11,882,552	46,104
Over the Counter call option on the USD vs. CNY (Expiration Date: 09/01/2025; Strike Price: CNY 7.66; Counterparty: JPMorgan Chase Bank, N.A.)	12,465,929	80,144
Over the Counter call option on the USD vs. CNY (Expiration Date: 10/16/2025; Strike Price: USD 7.76; Counterparty: Standard Chartered Bank)	24,302,864	138,356
Over the Counter call option on the USD vs. CNY (Expiration Date: 12/16/2025; Strike Price: CNY 8.02; Counterparty: Goldman Sachs International)	26,728,004	96,702
Total Purchased Options (cost $564,989)		381,221
Total Long-Term Investment Securities (cost $217,338,268)		316,404,670
SHORT-TERM INVESTMENTS — 0.3%
Unaffiliated Investment Companies — 0.3%
State Street Institutional U.S. Government Money Market Fund, Administration Class 4.18%(1)	997,727	997,727
U.S. Government — 0.0%
United States Treasury Bills
4.52%, 01/16/2025(2)	$ 80,000	79,868
Total Short-Term Investments (cost $1,077,576)		1,077,595
Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 12/31/2024, to be repurchased 01/02/2025 in the amount of $156,656 and collateralized by $157,700 of United States Treasury Notes, bearing interest at 4.00% due 01/15/2027 and having an approximate value of $159,803
(cost $156,644)	$ 156,644	$ 156,644
TOTAL INVESTMENTS (cost $218,572,488)	99.2%	317,638,909
Other assets less liabilities	0.8	2,681,728
NET ASSETS	100.0%	$320,320,637
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Large Cap Growth Portfolio has no right to demand registration of these securities. At December 31, 2024, the aggregate value of these securities was $4,254,179 representing 1.3% of net assets.
(1)	The rate shown is the 7-day yield as of December 31, 2024.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR—American Depositary Receipt
ETF—Exchange Traded Fund
CNY—Chinese Yuan

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
1	Long	S&P 500 E-Mini Index	March 2025	$306,123	$296,787	$(9,336)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$313,008,479	$—	$—	$313,008,479
Unaffiliated Investment Companies	3,014,970	—	—	3,014,970
Purchased Options	—	381,221	—	381,221
Short-Term Investments:
U.S. Government	—	79,868	—	79,868
Other Short-Term Investments	997,727	—	—	997,727
Repurchase Agreements	—	156,644	—	156,644
Total Investments at Value	$317,021,176	$617,733	$—	$317,638,909
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$9,336	$—	$—	$9,336
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.1%
Advertising — 0.5%
Interpublic Group of Cos., Inc.	1,748	$ 48,979
Omnicom Group, Inc.	17,810	1,532,372
		1,581,351
Aerospace/Defense — 2.0%
BAE Systems PLC	79,476	1,142,711
Boeing Co.†	3,508	620,916
General Dynamics Corp.	1,211	319,086
General Electric Co.	2,996	499,703
L3Harris Technologies, Inc.	7,679	1,614,740
Lockheed Martin Corp.	990	481,081
Northrop Grumman Corp.	643	301,754
RTX Corp.	16,092	1,862,166
		6,842,157
Agriculture — 0.7%
Altria Group, Inc.	4,294	224,533
Archer-Daniels-Midland Co.	33,090	1,671,707
Bunge Global SA	655	50,933
Philip Morris International, Inc.	3,356	403,894
		2,351,067
Airlines — 0.2%
Southwest Airlines Co.	22,550	758,131
Apparel — 0.1%
NIKE, Inc., Class B	5,587	422,768
Auto Manufacturers — 0.2%
Ford Motor Co.	18,316	181,329
General Motors Co.	5,160	274,873
PACCAR, Inc.	1,107	115,150
		571,352
Auto Parts & Equipment — 0.8%
Aptiv PLC†	16,439	994,231
BorgWarner, Inc.	1,026	32,616
Gentex Corp.	53,918	1,549,064
		2,575,911
Banks — 8.2%
Bank of America Corp.	31,323	1,376,646
Bank of New York Mellon Corp.	22,140	1,701,016
Citigroup, Inc.	8,874	624,641
Citizens Financial Group, Inc.	2,068	90,496
Fifth Third Bancorp	3,146	133,013
Goldman Sachs Group, Inc.	1,473	843,469
Huntington Bancshares, Inc.	6,817	110,913
JPMorgan Chase & Co.	32,568	7,806,875
KeyCorp	4,651	79,718
M&T Bank Corp.	9,171	1,724,240
Morgan Stanley	16,732	2,103,547
Northern Trust Corp.	12,840	1,316,100
PNC Financial Services Group, Inc.	9,706	1,871,802
Regions Financial Corp.	60,266	1,417,456
State Street Corp.	1,376	135,054
Truist Financial Corp.	55,958	2,427,458
US Bancorp	55,932	2,675,228
Wells Fargo & Co.	15,623	1,097,359
		27,535,031
Beverages — 2.4%
Brown-Forman Corp., Class B	855	32,473
Coca-Cola Co.	18,192	1,132,634
Security Description	Shares or Principal Amount	Value

Beverages (continued)
Constellation Brands, Inc., Class A	733	$ 161,993
Heineken Holding NV	22,627	1,355,898
Keurig Dr Pepper, Inc.	56,594	1,817,799
Molson Coors Beverage Co., Class B	820	47,002
Monster Beverage Corp.†	1,840	96,711
PepsiCo, Inc.	6,438	978,962
Pernod Ricard SA	11,852	1,338,181
Pernod Ricard SA ADR	50,626	1,138,073
		8,099,726
Biotechnology — 1.1%
Amgen, Inc.	1,438	374,800
Biogen, Inc.†	684	104,597
Corteva, Inc.	3,225	183,696
Gilead Sciences, Inc.	26,669	2,463,416
Incyte Corp.†	300	20,721
Moderna, Inc.†	1,589	66,071
Regeneron Pharmaceuticals, Inc.†	494	351,891
		3,565,192
Building Materials — 1.6%
Builders FirstSource, Inc.†	259	37,019
Carrier Global Corp.	2,036	138,977
CRH PLC	11,092	1,026,232
Fortune Brands Innovations, Inc.	15,792	1,079,067
Johnson Controls International PLC	26,533	2,094,250
Martin Marietta Materials, Inc.	138	71,277
Masco Corp.	597	43,324
Mohawk Industries, Inc.†	7,990	951,849
Vulcan Materials Co.	235	60,449
		5,502,444
Chemicals — 1.5%
Air Products & Chemicals, Inc.	1,043	302,512
Akzo Nobel NV	10,057	603,801
Albemarle Corp.	552	47,516
Axalta Coating Systems, Ltd.†	40,493	1,385,671
Celanese Corp.	513	35,505
CF Industries Holdings, Inc.	817	69,706
Dow, Inc.	3,285	131,827
DuPont de Nemours, Inc.	1,961	149,526
Eastman Chemical Co.	544	49,678
Ecolab, Inc.	603	141,295
FMC Corp.	586	28,485
International Flavors & Fragrances, Inc.	1,200	101,460
Linde PLC	2,234	935,309
LyondellBasell Industries NV, Class A	1,219	90,535
Mosaic Co.	1,490	36,624
PPG Industries, Inc.	7,238	864,579
Sherwin-Williams Co.	468	159,087
		5,133,116
Commercial Services — 0.8%
Automatic Data Processing, Inc.	822	240,624
Equifax, Inc.	582	148,323
Global Payments, Inc.	1,194	133,800
H&R Block, Inc.	23,400	1,236,456
MarketAxess Holdings, Inc.	177	40,009
Moody's Corp.	351	166,153
PayPal Holdings, Inc.†	1,552	132,463
Rollins, Inc.	554	25,678

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
S&P Global, Inc.	790	$ 393,444
Verisk Analytics, Inc.	371	102,184
		2,619,134
Computers — 4.5%
Accenture PLC, Class A	2,932	1,031,448
Amdocs, Ltd.	36,024	3,067,083
Apple, Inc.	38,301	9,591,337
Cognizant Technology Solutions Corp., Class A	10,821	832,135
Dell Technologies, Inc., Class C	764	88,043
EPAM Systems, Inc.†	266	62,196
Hewlett Packard Enterprise Co.	6,094	130,107
HP, Inc.	4,522	147,553
Leidos Holdings, Inc.	301	43,362
NetApp, Inc.	509	59,085
Seagate Technology Holdings PLC	993	85,706
Western Digital Corp.†	1,622	96,720
		15,234,775
Cosmetics/Personal Care — 2.6%
Colgate-Palmolive Co.	2,147	195,184
Estee Lauder Cos., Inc., Class A	16,303	1,222,399
Kenvue, Inc.	126,778	2,706,710
Procter & Gamble Co.	11,050	1,852,533
Unilever PLC ADR	49,920	2,830,464
		8,807,290
Distribution/Wholesale — 0.1%
Fastenal Co.	1,156	83,128
LKQ Corp.	1,220	44,835
Pool Corp.	179	61,028
		188,991
Diversified Financial Services — 3.6%
Ares Management Corp., Class A	6,946	1,229,650
Blackrock, Inc.	2,748	2,817,002
Capital One Financial Corp.	1,790	319,193
Cboe Global Markets, Inc.	491	95,942
Charles Schwab Corp.	34,222	2,532,770
CME Group, Inc.	1,691	392,701
Franklin Resources, Inc.	1,450	29,421
Intercontinental Exchange, Inc.	1,293	192,670
Invesco, Ltd.	2,109	36,865
LPL Financial Holdings, Inc.	3,972	1,296,898
Nasdaq, Inc.	19,213	1,485,357
Raymond James Financial, Inc.	10,704	1,662,652
T. Rowe Price Group, Inc.	1,042	117,840
		12,208,961
Electric — 4.4%
AES Corp.	3,336	42,934
Alliant Energy Corp.	1,204	71,205
Ameren Corp.	1,252	111,603
American Electric Power Co., Inc.	17,160	1,582,667
CenterPoint Energy, Inc.	3,058	97,030
CMS Energy Corp.	1,402	93,443
Consolidated Edison, Inc.	1,625	144,999
Dominion Energy, Inc.	3,942	212,316
DTE Energy Co.	972	117,369
Duke Energy Corp.	21,014	2,264,048
Edison International	16,842	1,344,665
Entergy Corp.	2,012	152,550
Evergy, Inc.	1,079	66,413
Security Description	Shares or Principal Amount	Value

Electric (continued)
Eversource Energy	20,891	$ 1,199,770
Exelon Corp.	4,715	177,473
FirstEnergy Corp.	2,407	95,751
NextEra Energy, Inc.	3,184	228,261
PG&E Corp.	10,258	207,006
Pinnacle West Capital Corp.	534	45,267
PPL Corp.	1,662	53,949
Public Service Enterprise Group, Inc.	1,239	104,683
Sempra	22,462	1,970,367
Southern Co.	5,141	423,207
WEC Energy Group, Inc.	14,507	1,364,238
Xcel Energy, Inc.	38,691	2,612,416
		14,783,630
Electrical Components & Equipment — 0.8%
AMETEK, Inc.	575	103,650
Emerson Electric Co.	20,571	2,549,364
Generac Holdings, Inc.†	106	16,435
		2,669,449
Electronics — 0.7%
Allegion PLC	192	25,091
Fortive Corp.	1,628	122,100
Honeywell International, Inc.	3,051	689,190
Jabil, Inc.	529	76,123
Keysight Technologies, Inc.†	814	130,753
Mettler-Toledo International, Inc.†	58	70,973
TE Connectivity PLC	9,061	1,295,451
Trimble, Inc.†	642	45,364
		2,455,045
Energy-Alternate Sources — 0.0%
Enphase Energy, Inc.†	634	43,543
First Solar, Inc.†	236	41,593
		85,136
Engineering & Construction — 0.0%
Jacobs Solutions, Inc.	583	77,900
Entertainment — 0.0%
Caesars Entertainment, Inc.†	997	33,320
Environmental Control — 0.1%
Pentair PLC	271	27,273
Veralto Corp.	603	61,416
Waste Management, Inc.	805	162,441
		251,130
Food — 2.0%
Conagra Brands, Inc.	33,910	941,002
General Mills, Inc.	24,154	1,540,301
Hershey Co.	693	117,360
Hormel Foods Corp.	1,364	42,789
J.M. Smucker Co.	499	54,950
Kellanova	1,262	102,184
Koninklijke Ahold Delhaize NV	16,543	539,615
Kraft Heinz Co.	4,142	127,201
Kroger Co.	3,123	190,971
Lamb Weston Holdings, Inc.	669	44,709
McCormick & Co., Inc.	1,183	90,192
Mondelez International, Inc., Class A	24,198	1,445,347
Sysco Corp.	2,305	176,240
The Campbell's Company	922	38,613

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food (continued)
Tyson Foods, Inc., Class A	1,341	$ 77,027
US Foods Holding Corp.†	16,915	1,141,086
		6,669,587
Forest Products & Paper — 0.0%
International Paper Co.	1,630	87,727
Gas — 0.4%
Atmos Energy Corp.	9,733	1,355,515
NiSource, Inc.	2,190	80,504
		1,436,019
Hand/Machine Tools — 0.0%
Snap-on, Inc.	246	83,512
Stanley Black & Decker, Inc.	723	58,050
		141,562
Healthcare-Products — 4.0%
Abbott Laboratories	8,139	920,602
Agilent Technologies, Inc.	1,348	181,090
Align Technology, Inc.†	329	68,600
Baxter International, Inc.	2,396	69,867
Bio-Techne Corp.	746	53,734
Boston Scientific Corp.†	12,671	1,131,774
Cooper Cos., Inc.†	934	85,863
Danaher Corp.	3,016	692,323
Edwards Lifesciences Corp.†	2,767	204,841
GE HealthCare Technologies, Inc.	2,144	167,618
Hologic, Inc.†	1,090	78,578
IDEXX Laboratories, Inc.†	384	158,761
Medtronic PLC	53,602	4,281,728
Revvity, Inc.	571	63,729
Solventum Corp.†	648	42,807
STERIS PLC	463	95,174
Stryker Corp.	757	272,558
Teleflex, Inc.	218	38,800
Thermo Fisher Scientific, Inc.	1,795	933,813
Waters Corp.†	150	55,647
West Pharmaceutical Services, Inc.	340	111,371
Zimmer Biomet Holdings, Inc.	35,118	3,709,514
		13,418,792
Healthcare-Services — 4.7%
Centene Corp.†	52,212	3,163,003
Charles River Laboratories International, Inc.†	240	44,304
Cigna Group	1,305	360,363
Elevance Health, Inc.	6,821	2,516,267
HCA Healthcare, Inc.	351	105,353
Humana, Inc.	565	143,346
IQVIA Holdings, Inc.†	6,204	1,219,148
Labcorp Holdings, Inc.	392	89,893
Molina Healthcare, Inc.†	268	78,001
Quest Diagnostics, Inc.	4,131	623,203
UnitedHealth Group, Inc.	13,314	6,735,020
Universal Health Services, Inc., Class B	2,912	522,471
		15,600,372
Home Builders — 0.4%
D.R. Horton, Inc.	1,368	191,274
Lennar Corp., Class A	8,317	1,134,189
NVR, Inc.†	5	40,895
		1,366,358
Security Description	Shares or Principal Amount	Value

Household Products/Wares — 0.8%
Avery Dennison Corp.	377	$ 70,548
Church & Dwight Co., Inc.	1,150	120,417
Clorox Co.	581	94,360
Kimberly-Clark Corp.	12,391	1,623,717
Reckitt Benckiser Group PLC	12,332	746,139
		2,655,181
Insurance — 4.4%
Aflac, Inc.	2,346	242,670
Allstate Corp.	9,382	1,808,756
American International Group, Inc.(1)	2,927	213,086
Aon PLC, Class A	497	178,502
Arthur J. Gallagher & Co.	644	182,799
Assurant, Inc.	241	51,386
Berkshire Hathaway, Inc., Class B†	9,065	4,108,983
Chubb, Ltd.	3,566	985,286
Cincinnati Financial Corp.	345	49,576
Everest Group, Ltd.	3,878	1,405,620
Globe Life, Inc.	394	43,939
Hartford Financial Services Group, Inc.	612	66,953
Loews Corp.	848	71,817
Marsh & McLennan Cos., Inc.	1,291	274,221
MetLife, Inc.	31,514	2,580,366
Principal Financial Group, Inc.	987	76,404
Prudential Financial, Inc.	1,670	197,945
Travelers Cos., Inc.	1,065	256,548
W.R. Berkley Corp.	636	37,219
Willis Towers Watson PLC	5,719	1,791,420
		14,623,496
Internet — 2.7%
Alphabet, Inc., Class C	7,239	1,378,595
Amazon.com, Inc.†	18,443	4,046,210
CDW Corp.	625	108,775
eBay, Inc.	742	45,967
F5, Inc.†	12,584	3,164,499
Gen Digital, Inc.	1,069	29,269
Match Group, Inc.	1,178	38,532
VeriSign, Inc.†	388	80,300
		8,892,147
Iron/Steel — 0.1%
Nucor Corp.	1,102	128,614
Steel Dynamics, Inc.	664	75,743
		204,357
Lodging — 0.3%
MGM Resorts International†	1,062	36,798
Wyndham Hotels & Resorts, Inc.	11,081	1,116,854
		1,153,652
Machinery-Construction & Mining — 0.3%
Oshkosh Corp.	8,987	854,394
Machinery-Diversified — 0.9%
Deere & Co.	669	283,455
Dover Corp.	3,972	745,147
IDEX Corp.	355	74,298
Middleby Corp.†	9,896	1,340,413
Nordson Corp.	255	53,356
Otis Worldwide Corp.	1,874	173,551
Rockwell Automation, Inc.	530	151,469
Xylem, Inc.	1,140	132,263
		2,953,952

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media — 1.0%
Charter Communications, Inc., Class A†	454	$ 155,618
Comcast Corp., Class A	17,911	672,200
FactSet Research Systems, Inc.	98	47,067
Fox Corp., Class A	1,038	50,426
Fox Corp., Class B	619	28,313
News Corp., Class A	1,778	48,966
News Corp., Class B	525	15,976
Paramount Global, Class B	2,792	29,204
Walt Disney Co.	19,594	2,181,792
Warner Bros. Discovery, Inc.†	10,475	110,721
		3,340,283
Mining — 0.1%
Freeport-McMoRan, Inc.	6,742	256,736
Newmont Corp.	5,342	198,829
		455,565
Miscellaneous Manufacturing — 0.9%
3M Co.	14,623	1,887,683
A.O. Smith Corp.	559	38,129
Illinois Tool Works, Inc.	744	188,649
Siemens AG	4,541	886,775
Teledyne Technologies, Inc.†	219	101,645
Textron, Inc.	870	66,546
		3,169,427
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	133	51,367
Oil & Gas — 5.4%
Antero Resources Corp.†	39,040	1,368,352
APA Corp.	1,736	40,084
Chevron Corp.	11,200	1,622,208
ConocoPhillips	21,591	2,141,179
Coterra Energy, Inc.	82,977	2,119,232
Devon Energy Corp.	3,082	100,874
Diamondback Energy, Inc.	877	143,679
EOG Resources, Inc.	11,853	1,452,941
EQT Corp.	2,800	129,108
Exxon Mobil Corp.	43,474	4,676,498
Hess Corp.	7,569	1,006,753
Marathon Petroleum Corp.	8,108	1,131,066
Occidental Petroleum Corp.	3,170	156,630
Phillips 66	3,474	395,793
Shell PLC	33,515	1,038,866
TotalEnergies SE ADR	8,514	464,013
Valero Energy Corp.	1,486	182,169
		18,169,445
Oil & Gas Services — 0.5%
Baker Hughes Co.	31,441	1,289,710
Halliburton Co.	4,122	112,077
Schlumberger NV	6,626	254,041
		1,655,828
Packaging & Containers — 0.6%
Amcor PLC	6,782	63,819
Ball Corp.	1,400	77,182
Graphic Packaging Holding Co.	58,670	1,593,477
Packaging Corp. of America	209	47,052
Smurfit WestRock PLC	2,319	124,901
		1,906,431
Security Description	Shares or Principal Amount	Value

Pharmaceuticals — 8.3%
AbbVie, Inc.	4,809	$ 854,559
AstraZeneca PLC ADR	23,556	1,543,389
Becton Dickinson & Co.	7,743	1,756,654
Bristol-Myers Squibb Co.	9,517	538,282
Cardinal Health, Inc.	1,136	134,355
Cencora, Inc.	823	184,912
CVS Health Corp.	22,003	987,715
Dexcom, Inc.†	1,045	81,270
Henry Schein, Inc.†	22,997	1,591,392
Johnson & Johnson	63,980	9,252,788
McKesson Corp.	596	339,666
Merck & Co., Inc.	48,052	4,780,213
Pfizer, Inc.	123,068	3,264,994
Roche Holding AG	3,109	870,234
Roche Holding AG ADR	36,423	1,270,434
Viatris, Inc.	5,601	69,732
Zoetis, Inc.	2,117	344,923
		27,865,512
Pipelines — 1.0%
Kinder Morgan, Inc.	9,069	248,491
ONEOK, Inc.	16,605	1,667,142
Targa Resources Corp.	6,266	1,118,481
Williams Cos., Inc.	2,746	148,613
		3,182,727
Private Equity — 0.6%
Blackstone, Inc.	3,388	584,159
KKR & Co., Inc.	9,997	1,478,656
		2,062,815
Real Estate — 0.4%
CBRE Group, Inc., Class A†	8,908	1,169,531
CoStar Group, Inc.†	1,924	137,739
		1,307,270
REITS — 2.7%
Alexandria Real Estate Equities, Inc.	730	71,211
American Tower Corp.	8,058	1,477,918
AvalonBay Communities, Inc.	373	82,049
BXP, Inc.	683	50,788
Camden Property Trust	245	28,430
Crown Castle, Inc.	18,182	1,650,198
Digital Realty Trust, Inc.	1,463	259,434
Equinix, Inc.	240	226,294
Equity Residential	14,880	1,067,789
Essex Property Trust, Inc.	157	44,814
Extra Space Storage, Inc.	547	81,831
Federal Realty Investment Trust	359	40,190
Gaming & Leisure Properties, Inc.	33,949	1,634,984
Healthpeak Properties, Inc.	3,282	66,526
Host Hotels & Resorts, Inc.	1,214	21,269
Invitation Homes, Inc.	2,673	85,456
Kimco Realty Corp.	3,163	74,109
Mid-America Apartment Communities, Inc.	324	50,081
Prologis, Inc.	4,346	459,372
Realty Income Corp.	15,110	807,025
Regency Centers Corp.	767	56,704
SBA Communications Corp.	505	102,919
UDR, Inc.	775	33,643
Ventas, Inc.	1,968	115,896
VICI Properties, Inc.	4,946	144,473

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Welltower, Inc.	1,277	$ 160,940
Weyerhaeuser Co.	3,409	95,963
		8,990,306
Retail — 3.1%
Beacon Roofing Supply, Inc.†	11,868	1,205,551
Best Buy Co., Inc.	917	78,679
CarMax, Inc.†	727	59,440
Darden Restaurants, Inc.	314	58,621
Dollar General Corp.	1,032	78,246
Dollar Tree, Inc.†	11,273	844,799
Domino's Pizza, Inc.	94	39,457
Genuine Parts Co.	652	76,128
Home Depot, Inc.	2,610	1,015,264
Lowe's Cos., Inc.	2,662	656,982
Lululemon Athletica, Inc.†	286	109,369
McDonald's Corp.	3,363	974,900
MSC Industrial Direct Co., Inc., Class A	14,538	1,085,843
Ross Stores, Inc.	1,557	235,527
Starbucks Corp.	24,766	2,259,897
Target Corp.	2,162	292,259
TJX Cos., Inc.	2,170	262,158
Tractor Supply Co.	1,153	61,178
Ulta Beauty, Inc.†	221	96,120
Walgreens Boots Alliance, Inc.	3,367	31,414
Walmart, Inc.	6,721	607,242
Yum! Brands, Inc.	773	103,706
		10,232,780
Semiconductors — 3.0%
Advanced Micro Devices, Inc.†	7,615	919,816
Analog Devices, Inc.	10,175	2,161,780
Applied Materials, Inc.	2,244	364,942
Intel Corp.	20,238	405,772
Lam Research Corp.	6,037	436,053
Microchip Technology, Inc.	2,520	144,522
Micron Technology, Inc.	5,203	437,884
NXP Semiconductors NV	8,268	1,718,504
ON Semiconductor Corp.†	18,921	1,192,969
QUALCOMM, Inc.	8,960	1,376,435
Skyworks Solutions, Inc.	749	66,421
Teradyne, Inc.	764	96,203
Texas Instruments, Inc.	4,280	802,543
		10,123,844
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	184	34,770
Software — 6.2%
Adobe, Inc.†	4,964	2,207,392
Akamai Technologies, Inc.†	705	67,433
ANSYS, Inc.†	230	77,586
Broadridge Financial Solutions, Inc.	307	69,410
Cadence Design Systems, Inc.†	579	173,966
Electronic Arts, Inc.	12,705	1,858,741
Fidelity National Information Services, Inc.	2,526	204,025
Jack Henry & Associates, Inc.	205	35,936
Microsoft Corp.	36,030	15,186,645
Paychex, Inc.	797	111,755
PTC, Inc.†	299	54,977
Roper Technologies, Inc.	503	261,485
Synopsys, Inc.†	346	167,935
Security Description	Shares or Principal Amount	Value

Software (continued)
Take-Two Interactive Software, Inc.†	766	$ 141,005
Workday, Inc., Class A†	530	136,756
		20,755,047
Telecommunications — 3.4%
AT&T, Inc.	33,668	766,620
Cisco Systems, Inc.	109,985	6,511,112
Corning, Inc.	33,780	1,605,226
Juniper Networks, Inc.	1,554	58,197
T-Mobile US, Inc.	1,075	237,285
Verizon Communications, Inc.	58,916	2,356,051
		11,534,491
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	615	34,385
Transportation — 3.0%
C.H. Robinson Worldwide, Inc.	555	57,343
CSX Corp.	4,886	157,671
Expeditors International of Washington, Inc.	657	72,776
FedEx Corp.	1,055	296,803
JB Hunt Transport Services, Inc.	374	63,827
Knight-Swift Transportation Holdings, Inc.	23,539	1,248,509
Norfolk Southern Corp.	12,449	2,921,780
Old Dominion Freight Line, Inc.	476	83,966
Union Pacific Corp.	2,845	648,774
United Parcel Service, Inc., Class B	35,583	4,487,016
		10,038,465
Water — 0.0%
American Water Works Co., Inc.	914	113,784
Total Common Stocks (cost $308,851,482)		329,435,145
UNAFFILIATED INVESTMENT COMPANIES — 0.8%
iShares S&P 500 Value ETF (cost $2,860,715)	14,300	2,729,584
Total Long-Term Investment Securities (cost $311,712,197)		332,164,729
SHORT-TERM INVESTMENTS — 0.0%
U.S. Government — 0.0%
United States Treasury Bills
4.31%, 04/01/2025(2)	$ 20,000	19,794
4.52%, 01/16/2025(2)	30,000	29,951
Total Short-Term Investments (cost $49,728)		49,745
REPURCHASE AGREEMENTS — 0.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 12/31/2024, to be repurchased 01/02/2025 in the amount of $318,177 and collateralized by $320,300 bearing interest at 4.00% due 01/15/2027 and having an approximate value of $324,574	318,153	318,153
Bank of America Securities LLC Joint Repurchase Agreement(3)	335,000	335,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	280,000	280,000
BNP Paribas SA Joint Repurchase Agreement(3)	280,000	280,000
Deutsche Bank AG Joint Repurchase Agreement(3)	325,000	325,000

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS (continued)
RBS Securities, Inc. Joint Repurchase Agreement(3)	$325,000	$ 325,000
Total Repurchase Agreements (cost $1,863,153)		1,863,153
TOTAL INVESTMENTS (cost $313,625,078)	99.5%	334,077,627
Other assets less liabilities	0.5	1,723,428
NET ASSETS	100.0%	$335,801,055
†	Non-income producing security
(1)	Security represents an investment in an affiliated company (see Note 4)
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 2 for details of Joint Repurchase Agreements.
ADR—American Depositary Receipt
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
2	Long	S&P 500 E-Mini Index	March 2025	$612,246	$593,575	$(18,671)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	CHF	355,833	USD	402,371	03/28/2025	$ 6,706	$ —
	EUR	1,062,067	USD	1,119,897	03/28/2025	15,589	—
	GBP	1,200,763	USD	1,519,944	03/28/2025	17,668	—
	USD	26,347	CHF	23,255	03/28/2025	—	(489)
	USD	77,864	GBP	61,318	03/28/2025	—	(1,149)
						39,963	(1,638)
Goldman Sachs International	EUR	1,062,067	USD	1,119,046	03/28/2025	14,738	—
	GBP	1,200,763	USD	1,519,584	03/28/2025	17,308	—
						32,046	—
JPMorgan Chase Bank, N.A.	EUR	1,062,067	USD	1,118,563	03/28/2025	14,254	—
UBS AG	CHF	337,598	USD	382,180	03/28/2025	6,790	—
	EUR	1,062,067	USD	1,119,153	03/28/2025	14,844	—
						21,634	—
Unrealized Appreciation (Depreciation)						$107,897	$(1,638)
CHF—Swiss Franc
EUR—Euro Currency
GBP—British Pound
USD—United States Dollar

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Miscellaneous Manufacturing	$2,282,652	$886,775	$—	$3,169,427
Pharmaceuticals	26,995,278	870,234	—	27,865,512
Other Industries	298,400,206	—	—	298,400,206
Unaffiliated Investment Companies	2,729,584	—	—	2,729,584
Short-Term Investments	—	49,745	—	49,745
Repurchase Agreements	—	1,863,153	—	1,863,153
Total Investments at Value	$330,407,720	$3,669,907	$—	$334,077,627
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$107,897	$—	$107,897
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$18,671	$—	$—	$18,671
Forward Foreign Currency Contracts	—	1,638	—	1,638
Total Other Financial Instruments	$18,671	$1,638	$—	$20,309
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.4%
Advertising — 2.0%
Omnicom Group, Inc.	1,475	$ 126,909
Trade Desk, Inc., Class A†	27,266	3,204,573
		3,331,482
Aerospace/Defense — 1.0%
HEICO Corp.	2,938	698,480
HEICO Corp., Class A	1,498	278,748
Howmet Aerospace, Inc.	3,206	350,640
L3Harris Technologies, Inc.	475	99,883
Loar Holdings, Inc.†	1,405	103,844
Spirit AeroSystems Holdings, Inc., Class A†	267	9,099
Standardaero, Inc.†	2,431	60,192
		1,600,886
Airlines — 0.2%
American Airlines Group, Inc.†	869	15,147
Delta Air Lines, Inc.	4,927	298,083
		313,230
Apparel — 2.2%
Birkenstock Holding PLC†	1,100	62,326
Crocs, Inc.†	189	20,701
Deckers Outdoor Corp.†	8,655	1,757,744
On Holding AG, Class A†	30,480	1,669,389
Skechers USA, Inc., Class A†	1,636	110,005
		3,620,165
Banks — 0.8%
NU Holdings, Ltd., Class A†	124,281	1,287,551
Popular, Inc.	135	12,698
		1,300,249
Beverages — 0.2%
Boston Beer Co., Inc., Class A†	32	9,599
Brown-Forman Corp., Class B	1,437	54,577
Celsius Holdings, Inc.†	5,452	143,606
Primo Brands Corp.	2,100	64,617
		272,399
Biotechnology — 2.6%
Alnylam Pharmaceuticals, Inc.†	4,159	978,654
Apellis Pharmaceuticals, Inc.†	1,925	61,427
Argenx SE ADR†	1,138	699,870
Avidity Biosciences, Inc.†	1,225	35,623
BeiGene, Ltd. ADR†	300	55,413
BioNTech SE ADR†	435	49,568
Bio-Rad Laboratories, Inc., Class A†	165	54,204
Blueprint Medicines Corp.†	500	43,610
Exelixis, Inc.†	4,315	143,689
Incyte Corp.†	173	11,949
Insmed, Inc.†	900	62,136
Intra-Cellular Therapies, Inc.†	1,898	158,521
Ionis Pharmaceuticals, Inc.†	2,683	93,798
Krystal Biotech, Inc.†	275	43,082
Legend Biotech Corp. ADR†	1,350	43,929
Nuvalent, Inc., Class A†	575	45,011
REVOLUTION Medicines, Inc.†	1,200	52,488
Sarepta Therapeutics, Inc.†	7,463	907,426
Structure Therapeutics, Inc.†	2,684	72,790
Ultragenyx Pharmaceutical, Inc.†	1,637	68,869
United Therapeutics Corp.†	1,752	618,176
Viking Therapeutics, Inc.†	1,960	78,870
		4,379,103
Security Description	Shares or Principal Amount	Value

Building Materials — 1.2%
AAON, Inc.	1,992	$ 234,419
Armstrong World Industries, Inc.	270	38,159
AZEK Co., Inc.†	1,858	88,199
Builders FirstSource, Inc.†	192	27,443
Eagle Materials, Inc.	464	114,497
Lennox International, Inc.	1,191	725,676
Louisiana-Pacific Corp.	1,906	197,366
Martin Marietta Materials, Inc.	63	32,539
Simpson Manufacturing Co., Inc.	73	12,106
Trex Co., Inc.†	2,945	203,293
Vulcan Materials Co.	1,555	399,993
		2,073,690
Chemicals — 0.1%
Celanese Corp.	513	35,505
Chemours Co.	203	3,430
RPM International, Inc.	1,080	132,905
		171,840
Commercial Services — 4.6%
API Group Corp.†	1,894	68,127
Avis Budget Group, Inc.†	125	10,076
Block, Inc.†	8,273	703,122
Booz Allen Hamilton Holding Corp.	5,250	675,675
Bright Horizons Family Solutions, Inc.†	884	97,991
Corpay, Inc.†	2,329	788,180
Equifax, Inc.	929	236,756
FTI Consulting, Inc.†	320	61,162
Grand Canyon Education, Inc.†	172	28,174
H&R Block, Inc.	499	26,367
Morningstar, Inc.	2,004	674,867
Paylocity Holding Corp.†	1,930	384,977
Quanta Services, Inc.	1,680	530,964
RB Global, Inc.	650	58,637
Rollins, Inc.	7,014	325,099
Service Corp. International	815	65,053
Shift4 Payments, Inc., Class A†	2,105	218,457
Toast, Inc., Class A†	14,928	544,126
TransUnion	204	18,913
U-Haul Holding Co. †	61	4,214
U-Haul Holding Co. (Non-Voting)	801	51,304
United Rentals, Inc.	452	318,407
Valvoline, Inc.†	2,381	86,145
Verisk Analytics, Inc.	5,493	1,512,937
Verra Mobility Corp.†	2,000	48,360
WEX, Inc.†	413	72,407
WillScot Holdings Corp.†	2,770	92,656
		7,703,153
Computer Data Security — 0.0%
Snyk, Ltd.†(1)(2)	4,274	41,458
Computer Graphics — 0.0%
Canva, Inc.†(1)(2)	41	54,262
Computers — 3.2%
CyberArk Software, Ltd.†	413	137,591
EPAM Systems, Inc.†	63	14,731
ExlService Holdings, Inc.†	17,872	793,159
Fortinet, Inc.†	770	72,750
Gartner, Inc.†	4,212	2,040,588
Globant SA†	848	181,828
HP, Inc.	4,299	140,276
KBR, Inc.	1,361	78,843
NetApp, Inc.	1,702	197,568

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
Pure Storage, Inc., Class A†	9,260	$ 568,842
Super Micro Computer, Inc.†	16,236	494,873
Zscaler, Inc.†	3,788	683,393
		5,404,442
Cosmetics/Personal Care — 0.1%
e.l.f. Beauty, Inc.†	1,961	246,204
Distribution/Wholesale — 1.6%
Copart, Inc.†	1,091	62,613
Core & Main, Inc., Class A†	3,474	176,861
Fastenal Co.	17,849	1,283,522
Pool Corp.	842	287,071
SiteOne Landscape Supply, Inc.†	703	92,634
Watsco, Inc.	140	66,345
WW Grainger, Inc.	697	734,673
		2,703,719
Diversified Financial Services — 7.2%
Ally Financial, Inc.	688	24,775
Ameriprise Financial, Inc.	3,250	1,730,398
Ares Management Corp., Class A	9,402	1,664,436
Blue Owl Capital, Inc.	18,090	420,773
Cboe Global Markets, Inc.	375	73,275
Coinbase Global, Inc., Class A†	9,126	2,265,986
Credit Acceptance Corp.†	90	42,251
Evercore, Inc., Class A	4,197	1,163,366
FTAI Aviation, Ltd.	4,657	670,794
Hamilton Lane, Inc., Class A	3,094	458,067
Houlihan Lokey, Inc.	89	15,456
Jefferies Financial Group, Inc.	908	71,187
Lazard, Inc.	1,889	97,246
LPL Financial Holdings, Inc.	2,663	869,496
Mr. Cooper Group, Inc.†	700	67,207
SoFi Technologies, Inc.†	3,080	47,432
StepStone Group, Inc., Class A	2,225	128,783
TPG, Inc.	1,720	108,085
Tradeweb Markets, Inc., Class A	15,238	1,994,959
UWM Holdings Corp.	1,195	7,015
Western Union Co.	1,097	11,628
XP, Inc., Class A	760	9,006
		11,941,621
Electric — 1.3%
NRG Energy, Inc.	1,550	139,841
Vistra Corp.	14,560	2,007,387
		2,147,228
Electrical Components & Equipment — 0.1%
AMETEK, Inc.	415	74,808
Generac Holdings, Inc.†	532	82,486
Universal Display Corp.	433	63,305
		220,599
Electronics — 1.1%
Badger Meter, Inc.	250	53,030
Celestica, Inc.†	6,779	625,702
Coherent Corp.†	600	56,838
Flex, Ltd.†	21,006	806,420
Hubbell, Inc.	175	73,306
Ingram Micro Holding Corp.†	81	1,571
Jabil, Inc.	167	24,031
Security Description	Shares or Principal Amount	Value

Electronics (continued)
Keysight Technologies, Inc.†	350	$ 56,220
Mettler-Toledo International, Inc.†	46	56,289
		1,753,407
Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	2,430	166,893
First Solar, Inc.†	280	49,347
		216,240
Engineering & Construction — 1.1%
Comfort Systems USA, Inc.	1,298	550,430
EMCOR Group, Inc.	331	150,241
Fluor Corp.†	22,470	1,108,220
TopBuild Corp.†	174	54,173
		1,863,064
Enterprise Software / Services — 0.0%
Socure, Inc.†(1)(2)	920	3,827
Entertainment — 2.9%
Churchill Downs, Inc.	2,760	368,570
DraftKings, Inc., Class A†	54,955	2,044,326
Light & Wonder, Inc.†	2,458	212,322
Live Nation Entertainment, Inc.†	16,275	2,107,613
Madison Square Garden Sports Corp.†	27	6,093
TKO Group Holdings, Inc.†	199	28,280
Vail Resorts, Inc.	580	108,721
		4,875,925
Environmental Control — 0.3%
Clean Harbors, Inc.†	300	69,042
GFL Environmental, Inc.	1,300	57,902
Republic Services, Inc.	350	70,413
Tetra Tech, Inc.	1,056	42,071
Veralto Corp.	2,049	208,691
Waste Connections, Inc.	673	115,473
		563,592
Food — 0.9%
Hershey Co.	373	63,168
Lamb Weston Holdings, Inc.	841	56,204
Performance Food Group Co.†	1,953	165,126
Pilgrim's Pride Corp.†	71	3,223
Sysco Corp.	5,629	430,393
US Foods Holding Corp.†	11,369	766,953
		1,485,067
Gas — 0.3%
Atmos Energy Corp.	1,947	271,159
NiSource, Inc.	8,233	302,645
		573,804
Hand/Machine Tools — 0.0%
Lincoln Electric Holdings, Inc.	284	53,241
Healthcare-Products — 5.4%
10X Genomics, Inc., Class A†	1,302	18,697
Agilent Technologies, Inc.	425	57,094
Alcon, Inc.	600	50,934
Align Technology, Inc.†	810	168,893
Avantor, Inc.†	23,530	495,777
Bio-Techne Corp.	865	62,306
Bruker Corp.	2,326	136,350
Exact Sciences Corp.†	23,021	1,293,550
GE HealthCare Technologies, Inc.	788	61,606

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
Glaukos Corp.†	3,965	$ 594,512
Globus Medical, Inc., Class A†	875	72,371
IDEXX Laboratories, Inc.†	2,733	1,129,932
Inspire Medical Systems, Inc.†	862	159,798
Insulet Corp.†	2,288	597,328
Lantheus Holdings, Inc.†	650	58,149
Masimo Corp.†	416	68,765
Natera, Inc.†	14,063	2,226,173
Penumbra, Inc.†	1,321	313,711
PROCEPT BioRobotics Corp.†	5,749	462,909
Repligen Corp.†	603	86,796
ResMed, Inc.	1,657	378,939
Waters Corp.†	663	245,960
West Pharmaceutical Services, Inc.	1,037	339,680
		9,080,230
Healthcare-Services — 1.1%
Chemed Corp.	163	86,357
DaVita, Inc.†	869	129,959
Encompass Health Corp.	1,825	168,539
Ensign Group, Inc.	3,255	432,459
Fortrea Holdings, Inc.†	167	3,114
ICON PLC†	240	50,330
IQVIA Holdings, Inc.†	721	141,684
Medpace Holdings, Inc.†	843	280,070
Molina Healthcare, Inc.†	1,135	330,342
Quest Diagnostics, Inc.	350	52,801
Tenet Healthcare Corp.†	1,725	217,747
		1,893,402
Home Builders — 0.1%
NVR, Inc.†	15	122,684
Home Furnishings — 0.5%
SharkNinja, Inc.†	6,586	641,213
Tempur Sealy International, Inc.	3,093	175,342
		816,555
Household Products/Wares — 0.4%
Avery Dennison Corp.	1,192	223,059
Clorox Co.	2,289	371,756
		594,815
Insurance — 1.4%
Allstate Corp.	1,956	377,097
Arch Capital Group, Ltd.	825	76,189
Arthur J. Gallagher & Co.	710	201,533
Brown & Brown, Inc.	4,863	496,123
Equitable Holdings, Inc.	5,827	274,860
Everest Group, Ltd.	129	46,757
Hartford Financial Services Group, Inc.	575	62,905
Kinsale Capital Group, Inc.	871	405,128
Markel Group, Inc.†	55	94,943
RLI Corp.	47	7,747
Ryan Specialty Holdings, Inc.	4,561	292,634
		2,335,916
Internet — 6.8%
CDW Corp.	1,996	347,384
Coupang, Inc.†	44,910	987,122
DoorDash, Inc., Class A†	425	71,294
Etsy, Inc.†	1,341	70,925
Expedia Group, Inc.†	2,290	426,696
Security Description	Shares or Principal Amount	Value

Internet (continued)
GoDaddy, Inc., Class A†	11,823	$ 2,333,505
Lyft, Inc., Class A†	14,468	186,637
Maplebear, Inc.†	13,737	568,986
Okta, Inc.†	1,334	105,119
Pinterest, Inc., Class A†	66,921	1,940,709
Reddit, Inc.†	681	111,303
Robinhood Markets, Inc., Class A†	3,150	117,369
Roku, Inc.†	349	25,945
Shopify, Inc., Class A†	5,061	538,136
Spotify Technology SA†	4,646	2,078,527
TripAdvisor, Inc.†	105	1,551
Trump Media & Technology Group Corp.†	860	29,326
VeriSign, Inc.†	100	20,696
Wix.com, Ltd.†	2,001	429,315
Zillow Group, Inc., Class C†	12,111	896,820
		11,287,365
Iron/Steel — 0.1%
Cleveland-Cliffs, Inc.†	2,905	27,307
Steel Dynamics, Inc.	525	59,887
		87,194
Leisure Time — 1.8%
Norwegian Cruise Line Holdings, Ltd.†	8,088	208,104
Planet Fitness, Inc., Class A†	1,971	194,873
Royal Caribbean Cruises, Ltd.	8,231	1,898,809
Viking Holdings, Ltd.†	16,372	721,350
YETI Holdings, Inc.†	468	18,023
		3,041,159
Lodging — 1.0%
Choice Hotels International, Inc.	428	60,767
Hilton Worldwide Holdings, Inc.	4,841	1,196,501
Hyatt Hotels Corp., Class A	510	80,060
Las Vegas Sands Corp.	6,424	329,937
Wyndham Hotels & Resorts, Inc.	121	12,196
Wynn Resorts, Ltd.	141	12,149
		1,691,610
Machinery-Construction & Mining — 1.7%
BWX Technologies, Inc.	968	107,825
Vertiv Holdings Co., Class A	24,278	2,758,224
		2,866,049
Machinery-Diversified — 0.2%
Cognex Corp.	171	6,132
Esab Corp.	986	118,261
Rockwell Automation, Inc.	194	55,443
Toro Co.	735	58,874
Westinghouse Air Brake Technologies Corp.	375	71,096
		309,806
Media — 1.2%
FactSet Research Systems, Inc.	248	119,109
Liberty Broadband Corp., Class A†	75	5,577
Liberty Broadband Corp., Class C†	498	37,231
Liberty Media Corp.-Liberty Formula One, Class A†	152	12,774
Liberty Media Corp.-Liberty Formula One, Class C†	20,030	1,855,980
Nexstar Media Group, Inc.	220	34,753
		2,065,424

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metal Fabricate/Hardware — 0.1%
Advanced Drainage Systems, Inc.	990	$ 114,444
RBC Bearings, Inc.†	225	67,307
		181,751
Mining — 0.1%
Cameco Corp.	2,529	129,965
Miscellaneous Manufacturing — 1.7%
Axon Enterprise, Inc.†	4,540	2,698,213
Carlisle Cos., Inc.	237	87,415
		2,785,628
Office/Business Equipment — 0.1%
Zebra Technologies Corp., Class A†	537	207,400
Oil & Gas — 1.2%
Civitas Resources, Inc.	498	22,843
Coterra Energy, Inc.	2,050	52,357
Diamondback Energy, Inc.	685	112,224
EQT Corp.	674	31,078
Expand Energy Corp.	800	79,640
Hess Corp.	3,333	443,322
Magnolia Oil & Gas Corp., Class A	2,500	58,450
Matador Resources Co.	1,508	84,840
Noble Corp. PLC	1,350	42,390
Permian Resources Corp.	13,542	194,734
Texas Pacific Land Corp.	346	382,662
Viper Energy, Inc.	8,538	418,960
Weatherford International PLC	1,330	95,268
		2,018,768
Oil & Gas Services — 0.1%
Halliburton Co.	1,624	44,157
TechnipFMC PLC	2,000	57,880
		102,037
Packaging & Containers — 0.0%
Sealed Air Corp.	145	4,905
Pharmaceuticals — 3.4%
Alkermes PLC†	1,750	50,330
Ascendis Pharma A/S ADR†	485	66,770
BellRing Brands, Inc.†	15,050	1,133,867
Cardinal Health, Inc.	5,968	705,835
Cencora, Inc.	6,813	1,530,745
Dexcom, Inc.†	13,874	1,078,981
Madrigal Pharmaceuticals, Inc.†	225	69,428
Neurocrine Biosciences, Inc.†	7,167	978,296
Vaxcyte, Inc.†	700	57,302
		5,671,554
Pipelines — 2.7%
Antero Midstream Corp.	2,387	36,020
Cheniere Energy, Inc.	8,250	1,772,678
New Fortress Energy, Inc.	779	11,778
Targa Resources Corp.	15,418	2,752,113
		4,572,589
Private Equity — 0.6%
KKR & Co., Inc.	6,277	928,431
Real Estate — 0.2%
CBRE Group, Inc., Class A†	450	59,081
CoStar Group, Inc.†	938	67,151
Security Description	Shares or Principal Amount	Value

Real Estate (continued)
FirstService Corp.	300	$ 54,306
Jones Lang LaSalle, Inc.†	270	68,348
		248,886
REITS — 1.4%
AvalonBay Communities, Inc.	2,386	524,848
CubeSmart	1,600	68,560
Equity LifeStyle Properties, Inc.	950	63,270
Iron Mountain, Inc.	7,041	740,080
Lamar Advertising Co., Class A	1,908	232,280
Rexford Industrial Realty, Inc.	1,100	42,526
Simon Property Group, Inc.	3,152	542,806
Terreno Realty Corp.	900	53,226
		2,267,596
Retail — 6.0%
AutoZone, Inc.†	20	64,040
Bath & Body Works, Inc.	1,500	58,155
BJ's Wholesale Club Holdings, Inc.†	1,155	103,199
Burlington Stores, Inc.†	2,574	733,744
CarMax, Inc.†	200	16,352
Carvana Co.†	1,598	324,969
Casey's General Stores, Inc.	743	294,399
Cava Group, Inc.†	2,866	323,285
Darden Restaurants, Inc.	2,126	396,903
Dick's Sporting Goods, Inc.	3,075	703,683
Domino's Pizza, Inc.	491	206,102
Dutch Bros, Inc., Class A†	1,921	100,622
Ferguson Enterprises, Inc.	596	103,448
Five Below, Inc.†	798	83,758
Floor & Decor Holdings, Inc., Class A†	1,231	122,731
Freshpet, Inc.†	4,434	656,720
Murphy USA, Inc.	338	169,592
Ollie's Bargain Outlet Holdings, Inc.†	6,504	713,684
O'Reilly Automotive, Inc.†	491	582,228
RH†	194	76,356
Ross Stores, Inc.	4,837	731,693
Texas Roadhouse, Inc.	2,454	442,775
Tractor Supply Co.	19,820	1,051,649
Ulta Beauty, Inc.†	1,272	553,231
Wendy's Co.	1,565	25,510
Williams-Sonoma, Inc.	1,916	354,805
Wingstop, Inc.	2,805	797,181
Yum! Brands, Inc.	1,995	267,649
		10,058,463
Semiconductors — 2.6%
Analog Devices, Inc.	1	212
Astera Labs, Inc.†	100	13,245
Entegris, Inc.	5,082	503,423
Impinj, Inc.†	325	47,210
Lattice Semiconductor Corp.†	4,296	243,368
Marvell Technology, Inc.	14,808	1,635,544
MKS Instruments, Inc.	598	62,425
Monolithic Power Systems, Inc.	1,731	1,024,233
ON Semiconductor Corp.†	900	56,745
Onto Innovation, Inc.†	807	134,503
Rambus, Inc.†	1,100	58,146
Teradyne, Inc.	4,524	569,662
		4,348,716
Software — 20.9%
Appfolio, Inc., Class A†	873	215,387
AppLovin Corp., Class A†	16,278	5,271,305

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Bentley Systems, Inc., Class B	3,950	$ 184,465
BILL Holdings, Inc.†	463	39,221
Braze, Inc., Class A†	1,400	58,632
Broadridge Financial Solutions, Inc.	3,934	889,438
CCC Intelligent Solutions Holdings, Inc.†	5,000	58,650
Cloudflare, Inc., Class A†	10,980	1,182,326
Confluent, Inc., Class A†	6,716	187,779
Databricks, Inc.†(1)(2)	2,067	191,198
Datadog, Inc., Class A†	16,342	2,335,108
Dayforce, Inc.†	294	21,356
Descartes Systems Group, Inc.†	775	88,040
DocuSign, Inc.†	17,055	1,533,927
DoubleVerify Holdings, Inc.†	1,507	28,949
Doximity, Inc., Class A†	170	9,076
Dropbox, Inc., Class A†	1,331	39,983
Duolingo, Inc.†	1,360	440,953
Dynatrace, Inc.†	9,729	528,771
Elastic NV†	2,480	245,718
Fair Isaac Corp.†	756	1,505,143
Five9, Inc.†	1,367	55,555
Gitlab, Inc., Class A†	2,250	126,788
Guidewire Software, Inc.†	6,419	1,082,115
HashiCorp, Inc., Class A†	2,094	71,636
HubSpot, Inc.†	1,806	1,258,367
Magic Leap, Inc., Class A†(1)(2)	9	4
Manhattan Associates, Inc.†	2,479	669,925
MicroStrategy, Inc., Class A†	191	55,317
Monday.com, Ltd.†	240	56,506
MongoDB, Inc.†	2,495	580,861
MSCI, Inc.	1,616	969,616
nCino, Inc.†	952	31,968
Nutanix, Inc., Class A†	4,160	254,509
Palantir Technologies, Inc., Class A†	105,095	7,948,335
Paychex, Inc.	4,154	582,474
Paycom Software, Inc.	3,226	661,233
Paycor HCM, Inc.†	146	2,711
Pegasystems, Inc.	822	76,610
Procore Technologies, Inc.†	2,837	212,576
PTC, Inc.†	2,665	490,014
RingCentral, Inc., Class A†	1,515	53,040
ROBLOX Corp., Class A†	29,412	1,701,778
Samsara, Inc., Class A†	3,975	173,668
SentinelOne, Inc., Class A†	21,024	466,733
ServiceTitan, Inc.†	251	25,820
Smartsheet, Inc., Class A†	2,499	140,019
Take-Two Interactive Software, Inc.†	400	73,632
Tanium Class B†(1)(2)	1,910	10,047
Teradata Corp.†	1,760	54,824
Twilio, Inc., Class A†	558	60,309
Tyler Technologies, Inc.†	1,343	774,428
UiPath, Inc., Class A†	6,756	85,869
Unity Software, Inc.†	2,473	55,568
Veeva Systems, Inc., Class A†	4,689	985,862
		34,904,142
Telecommunications — 0.1%
Ciena Corp.†	875	74,209
Corning, Inc.	1,200	57,024
Iridium Communications, Inc.	188	5,456
Ubiquiti, Inc.	34	11,285
		147,974
Security Description	Shares or Principal Amount	Value

Toys/Games/Hobbies — 0.1%
Hasbro, Inc.	2,241	$ 125,294
Transportation — 1.3%
Expeditors International of Washington, Inc.	424	46,966
Norfolk Southern Corp.	250	58,675
Old Dominion Freight Line, Inc.	7,412	1,307,477
Saia, Inc.†	644	293,490
XPO, Inc.†	4,058	532,207
		2,238,815
Total Common Stocks (cost $129,523,389)		166,049,020
CONVERTIBLE PREFERRED STOCKS — 0.6%
Computer Data Security — 0.0%
Snyk, Ltd. Series F†(1)(2)	7,164	69,491
Computer Graphics — 0.0%
Canva, Inc. Series A†(1)(2)	2	2,647
E-Commerce/Services — 0.1%
Rappi, Inc. Series E†(1)(2)	1,959	71,102
Enterprise Software / Services — 0.0%
Socure, Inc. Series A†(1)(2)	1,118	4,651
Socure, Inc. Series A1†(1)(2)	918	3,819
Socure, Inc. Series B†(1)(2)	17	71
Socure, Inc. Series E†(1)(2)	2,127	8,848
		17,389
Internet — 0.0%
DataRobot, Inc. Series G†(1)(2)	2,952	10,243
Software — 0.5%
Databricks, Inc. Series F†(1)(2)	5,040	466,200
Databricks, Inc. Series G†(1)(2)	486	44,955
Databricks, Inc. Series H†(1)(2)	1,092	101,010
Tanium, Inc. Series G†(1)(2)	32,619	171,576
		783,741
Total Convertible Preferred Stocks (cost $713,654)		954,613
UNAFFILIATED INVESTMENT COMPANIES — 0.1%
iShares Russell Midcap Growth Index Fund (cost $121,370)	1,000	126,750
Total Long-Term Investment Securities (cost $130,358,413)		167,130,383
SHORT-TERM INVESTMENTS — 0.1%
Unaffiliated Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43%(3)	56,628	56,627
T. Rowe Price Government Reserve Fund 4.53%(3)	234	234

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Unaffiliated Investment Companies (continued)
		56,861
U.S. Government — 0.0%
United States Treasury Bills
4.52%, 01/16/2025(4)	$ 45,000	$ 44,926
Total Short-Term Investments (cost $101,777)		101,787
REPURCHASE AGREEMENTS — 0.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 12/31/2024, to be repurchased 01/02/2025 in the amount of $261,070 and collateralized by $262,800 of United States Treasury Notes, bearing interest at 4.00% due 01/15/2027 and having an approximate value of $266,294	261,050	261,051
Bank of America Securities LLC Joint Repurchase Agreement(5)	30,000	30,000
Barclays Capital, Inc. Joint Repurchase Agreement(5)	20,000	20,000
BNP Paribas SA Joint Repurchase Agreement(5)	20,000	20,000
Deutsche Bank AG Joint Repurchase Agreement(5)	25,000	25,000
RBS Securities, Inc. Joint Repurchase Agreement(5)	25,000	25,000
Total Repurchase Agreements (cost $381,051)		381,051
TOTAL INVESTMENTS (cost $130,841,241)	100.4%	167,613,221
Other assets less liabilities	(0.4)	(637,760)
NET ASSETS	100.0%	$166,975,461
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2024, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Canva, Inc.
	08/16/2021	15	$25,563
	11/04/2021	26	44,324
		41	69,887	$54,262	$1,066.66	0.0%
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
Databricks, Inc.
	07/24/2020	1,404	$22,481
	08/28/2020	663	10,608
		2,067	33,089	$191,198	$73.50	0.1%
Magic Leap, Inc., Class A	12/28/2015	9	114,566	4	0.48	0.0
Snyk, Ltd.	09/03/2021	4,274	61,309	41,458	9.70	0.0
Socure, Inc.	12/22/2021	920	14,783	3,827	4.16	0.0
Tanium Class B	09/24/2020	1,910	21,765	10,047	5.26	0.0
Convertible Preferred Stocks
Canva, Inc. Series A	11/04/2021	2	3,410	2,647	1,323.47	0.0
Databricks, Inc. Series F	10/22/2019	5,040	72,153	466,200	92.50	0.3
Databricks, Inc. Series G	02/01/2021	486	28,734	44,955	92.50	0.0
Databricks, Inc. Series H	08/31/2021	1,092	80,245	101,010	92.50	0.1
DataRobot, Inc. Series G	06/11/2021	2,952	80,768	10,243	3.47	0.0
Rappi, Inc. Series E	09/08/2020	1,959	117,042	71,102	36.30	0.1
Snyk, Ltd. Series F	09/03/2021	7,164	102,205	69,491	9.70	0.0
Socure, Inc. Series A	12/22/2021	1,118	17,965	4,651	4.16	0.0
Socure, Inc. Series A1	12/22/2021	918	14,751	3,819	4.16	0.0
Socure, Inc. Series B	12/22/2021	17	273	71	4.16	0.0
Socure, Inc. Series E	10/27/2021	2,127	34,178	8,848	4.16	0.0
Tanium, Inc. Series G	08/26/2015	32,619	161,930	171,576	5.26	0.1
				$1,255,409		0.7%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(3)	The rate shown is the 7-day yield as of December 31, 2024.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 2 for details of Joint Repurchase Agreements.
ADR—American Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
1	Long	S&P Mid Cap 400 E-Mini Index	March 2025	$327,324	$314,670	$(12,654)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Computer Data Security	$—	$—	$41,458	$41,458
Computer Graphics	—	—	54,262	54,262
Enterprise Software / Services	—	—	3,827	3,827
Software	34,702,893	—	201,249	34,904,142
Other Industries	131,045,331	—	—	131,045,331
Convertible Preferred Stocks	—	—	954,613	954,613
Unaffiliated Investment Companies	126,750	—	—	126,750
Short-Term Investments:
U.S. Government	—	44,926	—	44,926
Other Short-Term Investments	56,861	—	—	56,861
Repurchase Agreements	—	381,051	—	381,051
Total Investments at Value	$165,931,835	$425,977	$1,255,409	$167,613,221
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$12,654	$—	$—	$12,654
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.5%
Advertising — 0.3%
Interpublic Group of Cos., Inc.	2,585	$ 72,432
Omnicom Group, Inc.	5,015	431,490
		503,922
Aerospace/Defense — 1.6%
Curtiss-Wright Corp.	265	94,041
Hexcel Corp.	6,066	380,338
Howmet Aerospace, Inc.	7,289	797,198
L3Harris Technologies, Inc.	7,042	1,480,792
Loar Holdings, Inc.†	19	1,404
Spirit AeroSystems Holdings, Inc., Class A†	705	24,026
Standardaero, Inc.†	12,860	318,414
		3,096,213
Agriculture — 0.1%
Archer-Daniels-Midland Co.	3,315	167,474
Bunge Global SA	965	75,039
Darling Ingredients, Inc.†	1,102	37,126
		279,639
Airlines — 1.3%
Alaska Air Group, Inc.†	5,406	350,039
American Airlines Group, Inc.†	4,222	73,589
Delta Air Lines, Inc.	12,720	769,560
Southwest Airlines Co.	30,749	1,033,781
United Airlines Holdings, Inc.†	2,276	221,000
		2,447,969
Apparel — 1.6%
Birkenstock Holding PLC†	273	15,468
Capri Holdings, Ltd.†	797	16,785
Carter's, Inc.	247	13,385
Columbia Sportswear Co.	228	19,136
Crocs, Inc.†	325	35,597
Puma SE	13,381	612,106
PVH Corp.	4,447	470,270
Ralph Lauren Corp.	2,365	546,268
Skechers USA, Inc., Class A†	8,378	563,337
Tapestry, Inc.	1,615	105,508
Under Armour, Inc., Class A†	1,311	10,855
Under Armour, Inc., Class C†	1,325	9,885
VF Corp.	26,811	575,364
		2,993,964
Auto Manufacturers — 0.4%
Cummins, Inc.	950	331,170
Lucid Group, Inc.†	6,871	20,750
PACCAR, Inc.	3,542	368,439
Rivian Automotive, Inc., Class A†	5,795	77,074
		797,433
Auto Parts & Equipment — 0.4%
Allison Transmission Holdings, Inc.	601	64,944
Aptiv PLC†	9,737	588,894
BorgWarner, Inc.	1,514	48,130
Gentex Corp.	1,608	46,198
Lear Corp.	375	35,513
QuantumScape Corp.†	2,507	13,011
		796,690
Banks — 4.7%
Bank of New York Mellon Corp.	5,138	394,752
Bank OZK	739	32,908
Security Description	Shares or Principal Amount	Value

Banks (continued)
BOK Financial Corp.	158	$ 16,819
Citizens Financial Group, Inc.	3,106	135,919
Columbia Banking System, Inc.	12,535	338,570
Comerica, Inc.	921	56,964
Commerce Bancshares, Inc.	857	53,400
Cullen/Frost Bankers, Inc.	409	54,908
East West Bancorp, Inc.	6,779	649,157
Fifth Third Bancorp	24,269	1,026,093
First Citizens BancShares, Inc., Class A	83	175,381
First Hawaiian, Inc.	885	22,966
First Horizon Corp.	3,703	74,578
FNB Corp.	2,472	36,536
Huntington Bancshares, Inc.	10,036	163,286
KeyCorp	28,433	487,342
M&T Bank Corp.	5,382	1,011,870
Northern Trust Corp.	7,678	786,995
Pinnacle Financial Partners, Inc.	527	60,283
Popular, Inc.	8,238	774,866
Prosperity Bancshares, Inc.	4,893	368,688
Regions Financial Corp.	28,753	676,271
State Street Corp.	2,035	199,735
Synovus Financial Corp.	999	51,179
Webster Financial Corp.	10,400	574,288
Western Alliance Bancorp	7,777	649,691
Wintrust Financial Corp.	451	56,244
Zions Bancorp NA	1,005	54,521
		8,984,210
Beverages — 0.5%
Boston Beer Co., Inc., Class A†	48	14,399
Brown-Forman Corp., Class A	338	12,739
Brown-Forman Corp., Class B	1,198	45,500
Coca-Cola Consolidated, Inc.	42	52,920
Coca-Cola Europacific Partners PLC	6,253	480,293
Constellation Brands, Inc., Class A	1,394	308,074
Molson Coors Beverage Co., Class B	1,188	68,096
		982,021
Biotechnology — 1.0%
Alnylam Pharmaceuticals, Inc.†	100	23,531
Biogen, Inc.†	2,664	407,379
BioMarin Pharmaceutical, Inc.†	1,313	86,304
Bio-Rad Laboratories, Inc., Class A†	131	43,035
Certara, Inc.†	836	8,903
Corteva, Inc.	15,329	873,140
Exelixis, Inc.†	324	10,789
GRAIL, Inc.†	185	3,302
Illumina, Inc.†	1,107	147,929
Incyte Corp.†	1,040	71,833
Ionis Pharmaceuticals, Inc.†	76	2,657
Roivant Sciences, Ltd.†	2,957	34,981
Royalty Pharma PLC, Class A	2,720	69,387
United Therapeutics Corp.†	304	107,263
		1,890,433
Building Materials — 1.3%
Armstrong World Industries, Inc.	200	28,266
AZEK Co., Inc.†	297	14,099
Builders FirstSource, Inc.†	3,075	439,510
Eagle Materials, Inc.	56	13,819
Fortune Brands Innovations, Inc.	856	58,490
Hayward Holdings, Inc.†	991	15,152
Johnson Controls International PLC	4,330	341,767
Louisiana-Pacific Corp.	131	13,565

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building Materials (continued)
Martin Marietta Materials, Inc.	402	$ 207,633
Masco Corp.	1,498	108,710
Mohawk Industries, Inc.†	2,777	330,824
Owens Corning	600	102,192
Simpson Manufacturing Co., Inc.	267	44,277
Summit Materials, Inc., Class A†	12,797	647,528
Vulcan Materials Co.	683	175,688
		2,541,520
Chemicals — 2.7%
Albemarle Corp.	815	70,155
Ashland, Inc.	6,588	470,779
Axalta Coating Systems, Ltd.†	1,513	51,775
Celanese Corp.	3,865	267,497
CF Industries Holdings, Inc.	1,206	102,896
Chemours Co.	959	16,207
Dow, Inc.	10,147	407,199
DuPont de Nemours, Inc.	17,283	1,317,829
Eastman Chemical Co.	7,148	652,755
Element Solutions, Inc.	1,555	39,544
FMC Corp.	11,258	547,251
Huntsman Corp.	1,136	20,482
International Flavors & Fragrances, Inc.	7,023	593,795
LyondellBasell Industries NV, Class A	1,810	134,429
Mosaic Co.	2,224	54,666
NewMarket Corp.	47	24,832
Olin Corp.	815	27,547
PPG Industries, Inc.	1,607	191,956
RPM International, Inc.	684	84,173
Westlake Corp.	233	26,713
		5,102,480
Commercial Services — 4.5%
ADT, Inc.	2,295	15,858
Affirm Holdings, Inc.†	1,802	109,742
API Group Corp.†	21,613	777,420
Avis Budget Group, Inc.†	1,758	141,712
Block, Inc.†	2,232	189,698
Bright Horizons Family Solutions, Inc.†	340	37,689
Clarivate PLC†	68,337	347,152
Corpay, Inc.†	3,207	1,085,313
Dun & Bradstreet Holdings, Inc.	29,953	373,214
Edenred SE	10,744	353,351
Equifax, Inc.	682	173,808
Euronet Worldwide, Inc.†	294	30,235
FTI Consulting, Inc.†	244	46,636
Global Payments, Inc.	13,343	1,495,217
Grand Canyon Education, Inc.†	136	22,277
GXO Logistics, Inc.†	816	35,496
H&R Block, Inc.	776	41,004
ManpowerGroup, Inc.	328	18,932
MarketAxess Holdings, Inc.	257	58,092
Marqeta, Inc., Class A†	44,132	167,260
Morningstar, Inc.	1,494	503,119
Quanta Services, Inc.	1,934	611,241
RB Global, Inc.	1,273	114,837
Robert Half, Inc.	703	49,533
Service Corp. International	977	77,984
TransUnion	6,109	566,365
U-Haul Holding Co. †	30	2,073
U-Haul Holding Co. (Non-Voting)	395	25,300
United Rentals, Inc.	345	243,032
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Verra Mobility Corp.†	13,343	$ 322,634
Vestis Corp.	914	13,929
WEX, Inc.†	250	43,830
WillScot Holdings Corp.†	12,278	410,699
		8,504,682
Computers — 2.4%
Amdocs, Ltd.	780	66,409
Amentum Holdings Inc†	903	18,990
CACI International, Inc., Class A†	153	61,821
Check Point Software Technologies, Ltd.†	2,043	381,428
Cognizant Technology Solutions Corp., Class A	3,460	266,074
Crane NXT Co.	341	19,853
DXC Technology Co.†	1,243	24,835
EPAM Systems, Inc.†	356	83,240
Fortinet, Inc.†	9,195	868,744
Genpact, Ltd.	1,206	51,798
Globant SA†	72	15,438
Hewlett Packard Enterprise Co.	9,020	192,577
HP, Inc.	5,076	165,630
KBR, Inc.	9,598	556,012
Kyndryl Holdings, Inc.†	1,580	54,668
Leidos Holdings, Inc.	3,675	529,421
Lumentum Holdings, Inc.†	472	39,624
NetApp, Inc.	791	91,819
Parsons Corp.†	318	29,336
Pure Storage, Inc., Class A†	273	16,770
Science Applications International Corp.	343	38,341
Western Digital Corp.†	15,379	917,050
		4,489,878
Cosmetics/Personal Care — 1.5%
Coty, Inc., Class A†	2,651	18,451
Estee Lauder Cos., Inc., Class A	1,998	149,810
Kenvue, Inc.	98,952	2,112,625
Perrigo Co. PLC	19,842	510,138
		2,791,024
Distribution/Wholesale — 0.6%
Core & Main, Inc., Class A†	457	23,266
Fastenal Co.	625	44,944
LKQ Corp.	17,304	635,922
SiteOne Landscape Supply, Inc.†	1,646	216,893
Watsco, Inc.	240	113,734
WESCO International, Inc.	292	52,840
WW Grainger, Inc.	40	42,162
		1,129,761
Diversified Financial Services — 4.1%
Affiliated Managers Group, Inc.	204	37,724
Air Lease Corp.	725	34,952
Ally Financial, Inc.	1,648	59,344
Ameriprise Financial, Inc.	59	31,413
Apollo Global Management, Inc.	2,260	373,262
Cboe Global Markets, Inc.	733	143,228
Coinbase Global, Inc., Class A†	225	55,868
Credit Acceptance Corp.†	9	4,225
Discover Financial Services	4,393	760,999
Evercore, Inc., Class A	1,929	534,700
Franklin Resources, Inc.	1,981	40,194
Houlihan Lokey, Inc.	331	57,481
Interactive Brokers Group, Inc., Class A	734	129,676
Invesco, Ltd.	2,540	44,399
Janus Henderson Group PLC	886	37,682

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
Jefferies Financial Group, Inc.	871	$ 68,286
Lazard, Inc.	49	2,523
Nasdaq, Inc.	2,863	221,339
OneMain Holdings, Inc.	7,589	395,615
Raymond James Financial, Inc.	6,864	1,066,185
Rocket Cos., Inc., Class A†	962	10,832
SEI Investments Co.	695	57,324
SLM Corp.	23,107	637,291
SoFi Technologies, Inc.†	6,188	95,295
StepStone Group, Inc., Class A	5,045	292,005
Stifel Financial Corp.	690	73,195
Synchrony Financial	2,703	175,695
T. Rowe Price Group, Inc.	1,525	172,462
TPG, Inc.	7,760	487,638
Tradeweb Markets, Inc., Class A	488	63,889
UWM Holdings Corp.	205	1,203
Virtu Financial, Inc., Class A	556	19,838
Voya Financial, Inc.	13,495	928,861
Western Union Co.	68,652	727,711
XP, Inc., Class A	2,549	30,206
		7,872,540
Electric — 6.4%
AES Corp.	26,092	335,804
Alliant Energy Corp.	10,989	649,889
Ameren Corp.	11,075	987,226
Brookfield Renewable Corp.	939	25,973
CenterPoint Energy, Inc.	27,947	886,758
Clearway Energy, Inc., Class A	241	5,892
Clearway Energy, Inc., Class C	570	14,820
CMS Energy Corp.	10,741	715,888
Consolidated Edison, Inc.	2,408	214,866
Constellation Energy Corp.	1,454	325,274
Dominion Energy, Inc.	10,194	549,049
DTE Energy Co.	1,437	173,518
Edison International	7,280	581,235
Entergy Corp.	2,964	224,731
Evergy, Inc.	1,548	95,279
Eversource Energy	2,488	142,886
Exelon Corp.	6,956	261,824
FirstEnergy Corp.	25,959	1,032,649
IDACORP, Inc.	369	40,324
NRG Energy, Inc.	844	76,146
OGE Energy Corp.	1,389	57,296
PG&E Corp.	106,235	2,143,822
Pinnacle West Capital Corp.	6,255	530,236
PPL Corp.	5,134	166,650
Public Service Enterprise Group, Inc.	11,620	981,774
Sempra	5,792	508,074
WEC Energy Group, Inc.	2,199	206,794
Xcel Energy, Inc.	3,996	269,810
		12,204,487
Electrical Components & Equipment — 0.2%
Acuity Brands, Inc.	214	62,516
AMETEK, Inc.	1,605	289,317
Generac Holdings, Inc.†	209	32,405
Littelfuse, Inc.	170	40,061
Universal Display Corp.	161	23,538
		447,837
Electronics — 3.0%
Allegion PLC	4,159	543,498
Security Description	Shares or Principal Amount	Value

Electronics (continued)
Arrow Electronics, Inc.†	365	$ 41,289
Avnet, Inc.	603	31,549
Coherent Corp.†	867	82,131
Flex, Ltd.†	15,720	603,491
Fortive Corp.	9,811	735,825
Garmin, Ltd.	1,076	221,936
Hubbell, Inc.	372	155,827
Ingram Micro Holding Corp.†	92	1,784
Jabil, Inc.	705	101,449
Keysight Technologies, Inc.†	6,511	1,045,862
Mettler-Toledo International, Inc.†	147	179,881
nVent Electric PLC	1,148	78,248
Sensata Technologies Holding PLC	19,330	529,642
TD SYNNEX Corp.	524	61,455
TE Connectivity PLC	7,783	1,112,735
Trimble, Inc.†	1,693	119,627
Vontier Corp.	1,042	38,002
Woodward, Inc.	409	68,066
		5,752,297
Energy-Alternate Sources — 0.1%
First Solar, Inc.†	741	130,594
Engineering & Construction — 0.5%
AECOM	930	99,342
EMCOR Group, Inc.	191	86,695
Everus Construction Group, Inc.†	353	23,210
Jacobs Solutions, Inc.	4,817	643,647
MasTec, Inc.†	435	59,221
TopBuild Corp.†	193	60,089
		972,204
Entertainment — 0.3%
Caesars Entertainment, Inc.†	1,468	49,061
International Game Technology PLC	16,959	299,496
Liberty Media Corp.-Liberty Live, Class A†	136	9,052
Liberty Media Corp.-Liberty Live, Class C†	323	21,983
Madison Square Garden Sports Corp.†	119	26,856
Marriott Vacations Worldwide Corp.	242	21,732
Penn Entertainment, Inc.†	1,047	20,751
TKO Group Holdings, Inc.†	473	67,218
Vail Resorts, Inc.	42	7,873
		524,022
Environmental Control — 0.7%
Clean Harbors, Inc.†	354	81,470
GFL Environmental, Inc.	10,580	471,233
Pentair PLC	6,422	646,310
Tetra Tech, Inc.	1,454	57,927
Veralto Corp.	944	96,147
		1,353,087
Food — 3.2%
Albertsons Cos., Inc., Class A	24,552	482,201
Conagra Brands, Inc.	14,636	406,149
Flowers Foods, Inc.	19,877	410,659
General Mills, Inc.	3,882	247,555
Grocery Outlet Holding Corp.†	659	10,287
Hershey Co.	2,526	427,778
Hormel Foods Corp.	2,015	63,211
Ingredion, Inc.	3,619	497,830
J.M. Smucker Co.	717	78,956
Kellanova	1,822	147,527
Kroger Co.	4,612	282,024

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food (continued)
Lamb Weston Holdings, Inc.	10,773	$ 719,960
McCormick & Co., Inc.	1,751	133,496
Performance Food Group Co.†	910	76,941
Pilgrim's Pride Corp.†	260	11,801
Post Holdings, Inc.†	331	37,886
Seaboard Corp.	2	4,859
Sysco Corp.	6,261	478,716
The Campbell's Company	1,335	55,910
Tyson Foods, Inc., Class A	14,096	809,674
US Foods Holding Corp.†	11,421	770,461
		6,153,881
Food Service — 0.8%
Aramark	25,694	958,643
Compass Group PLC	14,186	472,757
		1,431,400
Forest Products & Paper — 0.5%
International Paper Co.	19,170	1,031,729
Gas — 0.4%
Atmos Energy Corp.	3,726	518,920
MDU Resources Group, Inc.	1,412	25,444
National Fuel Gas Co.	633	38,410
NiSource, Inc.	3,247	119,360
UGI Corp.	1,494	42,176
		744,310
Hand/Machine Tools — 1.1%
Lincoln Electric Holdings, Inc.	277	51,929
MSA Safety, Inc.	257	42,603
Regal Rexnord Corp.	3,652	566,535
Snap-on, Inc.	360	122,213
Stanley Black & Decker, Inc.	15,609	1,253,246
		2,036,526
Healthcare-Products — 4.1%
10X Genomics, Inc., Class A†	242	3,475
Agilent Technologies, Inc.	7,628	1,024,746
Align Technology, Inc.†	216	45,038
Avantor, Inc.†	4,715	99,345
Azenta, Inc.†	334	16,700
Baxter International, Inc.	26,866	783,413
Bio-Techne Corp.	1,080	77,792
Bruker Corp.	278	16,296
Cooper Cos., Inc.†	5,157	474,083
Dentsply Sirona, Inc.	31,695	601,571
Enovis Corp.†	385	16,894
Envista Holdings Corp.†	1,194	23,032
Exact Sciences Corp.†	8,667	486,999
GE HealthCare Technologies, Inc.	6,584	514,737
Globus Medical, Inc., Class A†	778	64,348
Hologic, Inc.†	1,590	114,623
Masimo Corp.†	145	23,968
QIAGEN NV	1,553	69,155
QuidelOrtho Corp.†	432	19,246
Repligen Corp.†	332	47,788
ResMed, Inc.	735	168,087
Revvity, Inc.	3,491	389,631
Solventum Corp.†	964	63,682
STERIS PLC	2,498	513,489
Teleflex, Inc.	2,014	358,452
Waters Corp.†	160	59,357
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
West Pharmaceutical Services, Inc.	198	$ 64,857
Zimmer Biomet Holdings, Inc.	15,591	1,646,877
		7,787,681
Healthcare-Services — 2.5%
Acadia Healthcare Co., Inc.†	632	25,059
Amedisys, Inc.†	223	20,246
Centene Corp.†	3,509	212,575
Charles River Laboratories International, Inc.†	355	65,533
Chemed Corp.	93	49,271
Concentra Group Holdings Parent, Inc.	41,168	814,303
Encompass Health Corp.	688	63,537
Fortrea Holdings, Inc.†	559	10,425
Humana, Inc.	3,440	872,763
ICON PLC†	1,744	365,734
IQVIA Holdings, Inc.†	1,111	218,323
Labcorp Holdings, Inc.	2,244	514,594
Molina Healthcare, Inc.†	145	42,202
Quest Diagnostics, Inc.	772	116,464
Select Medical Holdings Corp.	39,036	735,829
Sotera Health Co.†	1,047	14,323
Tenet Healthcare Corp.†	661	83,438
Universal Health Services, Inc., Class B	2,611	468,466
		4,693,085
Home Builders — 1.0%
D.R. Horton, Inc.	2,029	283,695
Lennar Corp., Class A	1,635	222,965
Lennar Corp., Class B	77	10,175
NVR, Inc.†	20	163,578
PulteGroup, Inc.	3,668	399,445
Thor Industries, Inc.	353	33,786
Toll Brothers, Inc.	5,678	715,144
		1,828,788
Home Furnishings — 0.1%
Dolby Laboratories, Inc., Class A	406	31,708
Leggett & Platt, Inc.	924	8,870
SharkNinja, Inc.†	369	35,926
Whirlpool Corp.	368	42,129
		118,633
Household Products/Wares — 0.4%
Avery Dennison Corp.	2,673	500,198
Church & Dwight Co., Inc.	1,696	177,588
Reynolds Consumer Products, Inc.	378	10,202
Spectrum Brands Holdings, Inc.	189	15,969
		703,957
Housewares — 0.2%
Newell Brands, Inc.	32,106	319,776
Scotts Miracle-Gro Co.	295	19,570
		339,346
Insurance — 5.9%
Aflac, Inc.	3,879	401,244
Allstate Corp.	4,178	805,477
American Financial Group, Inc.	499	68,328
Arch Capital Group, Ltd.	2,508	231,614
Arthur J. Gallagher & Co.	1,591	451,605
Assurant, Inc.	5,415	1,154,586
Assured Guaranty, Ltd.	349	31,414
Axis Capital Holdings, Ltd.	533	47,234
Brighthouse Financial, Inc.†	417	20,033

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Brown & Brown, Inc.	930	$ 94,879
Cincinnati Financial Corp.	1,064	152,897
CNA Financial Corp.	153	7,401
Corebridge Financial, Inc.	2,055	61,506
Equitable Holdings, Inc.	10,692	504,342
Everest Group, Ltd.	1,240	449,450
Fidelity National Financial, Inc.	1,804	101,277
First American Financial Corp.	694	43,333
Globe Life, Inc.	617	68,808
Hanover Insurance Group, Inc.	6,176	955,180
Hartford Financial Services Group, Inc.	13,778	1,507,313
Horace Mann Educators Corp.	5,100	200,073
Jackson Financial, Inc., Class A	6,037	525,702
Kemper Corp.	421	27,971
Lincoln National Corp.	11,694	370,817
Loews Corp.	1,245	105,439
Markel Group, Inc.†	67	115,657
MGIC Investment Corp.	1,788	42,393
Old Republic International Corp.	1,643	59,460
Primerica, Inc.	234	63,512
Principal Financial Group, Inc.	1,577	122,076
Prudential Financial, Inc.	2,499	296,206
Reinsurance Group of America, Inc.	457	97,629
RenaissanceRe Holdings, Ltd.	3,060	761,359
RLI Corp.	270	44,504
Unum Group	1,262	92,164
W.R. Berkley Corp.	2,043	119,556
White Mountains Insurance Group, Ltd.	17	33,066
Willis Towers Watson PLC	2,894	906,517
		11,142,022
Internet — 1.4%
CDW Corp.	2,440	424,658
eBay, Inc.	3,328	206,170
Etsy, Inc.†	270	14,280
F5, Inc.†	406	102,097
Gen Digital, Inc.	3,779	103,469
GoDaddy, Inc., Class A†	2,928	577,899
IAC, Inc.†	517	22,303
Lyft, Inc., Class A†	794	10,243
Maplebear, Inc.†	1,156	47,881
Match Group, Inc.	1,787	58,453
Okta, Inc.†	622	49,014
Open Lending Corp.†	31,109	185,721
Pinterest, Inc., Class A†	12,400	359,600
Robinhood Markets, Inc., Class A†	4,671	174,041
Roku, Inc.†	747	55,532
TripAdvisor, Inc.†	710	10,487
Trump Media & Technology Group Corp.†	194	6,615
VeriSign, Inc.†	541	111,965
Wayfair, Inc., Class A†	662	29,340
Zillow Group, Inc., Class A†	321	22,743
Zillow Group, Inc., Class C†	1,078	79,826
		2,652,337
Investment Companies — 0.2%
Main Street Capital Corp.	8,189	479,712
Iron/Steel — 0.6%
ATI, Inc.†	858	47,224
Cleveland-Cliffs, Inc.†	2,254	21,188
Nucor Corp.	1,648	192,338
Reliance, Inc.	374	100,703
Security Description	Shares or Principal Amount	Value

Iron/Steel (continued)
Steel Dynamics, Inc.	1,009	$ 115,097
United States Steel Corp.	21,664	736,359
		1,212,909
Leisure Time — 0.8%
Amer Sports, Inc.†	404	11,296
Brunswick Corp.	6,415	414,922
Carnival Corp.†	7,134	177,779
Harley-Davidson, Inc.	823	24,797
Norwegian Cruise Line Holdings, Ltd.†	6,440	165,701
Planet Fitness, Inc., Class A†	268	26,497
Polaris, Inc.	358	20,628
Royal Caribbean Cruises, Ltd.	1,076	248,223
Viking Holdings, Ltd.†	7,960	350,718
YETI Holdings, Inc.†	416	16,020
		1,456,581
Lodging — 0.5%
Boyd Gaming Corp.	441	31,990
Choice Hotels International, Inc.	29	4,117
Hilton Worldwide Holdings, Inc.	811	200,447
Hyatt Hotels Corp., Class A	2,997	470,469
MGM Resorts International†	1,592	55,163
Travel & Leisure Co.	457	23,056
Wyndham Hotels & Resorts, Inc.	481	48,480
Wynn Resorts, Ltd.	657	56,607
		890,329
Machinery-Construction & Mining — 0.0%
BWX Technologies, Inc.	504	56,140
Oshkosh Corp.	453	43,067
		99,207
Machinery-Diversified — 2.9%
AGCO Corp.	11,310	1,057,259
CNH Industrial NV	6,068	68,750
Cognex Corp.	1,130	40,522
Crane Co.	340	51,595
Dover Corp.	953	178,783
Esab Corp.	5,098	611,454
Flowserve Corp.	913	52,516
Gates Industrial Corp. PLC†	1,645	33,838
Graco, Inc.	1,163	98,029
IDEX Corp.	527	110,296
Ingersoll Rand, Inc.	2,806	253,831
Middleby Corp.†	3,489	472,585
Nordson Corp.	394	82,440
Otis Worldwide Corp.	6,731	623,358
Rockwell Automation, Inc.	723	206,626
Toro Co.	7,658	613,406
Westinghouse Air Brake Technologies Corp.	4,253	806,326
Xylem, Inc.	1,680	194,914
		5,556,528
Media — 0.9%
Charter Communications, Inc., Class A†	652	223,486
FactSet Research Systems, Inc.	171	82,128
Fox Corp., Class A	1,537	74,668
Fox Corp., Class B	919	42,035
Liberty Broadband Corp., Class A†	87	6,469
Liberty Broadband Corp., Class C†	579	43,286
Liberty Global, Ltd., Class A†	1,153	14,712
Liberty Global, Ltd., Class C†	1,063	13,968
Liberty Media Corp.-Liberty Formula One, Class A†	104	8,740

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Liberty Media Corp.-Liberty Formula One, Class C†	939	$ 87,008
New York Times Co., Class A	1,117	58,140
News Corp., Class A	20,390	561,541
News Corp., Class B	6,093	185,410
Nexstar Media Group, Inc.	129	20,378
Paramount Global, Class A	64	1,427
Paramount Global, Class B	4,113	43,022
Sirius XM Holdings, Inc.	1,495	34,086
Warner Bros. Discovery, Inc.†	16,874	178,358
		1,678,862
Metal Fabricate/Hardware — 0.2%
Advanced Drainage Systems, Inc.	303	35,027
RBC Bearings, Inc.†	918	274,611
Timken Co.	449	32,045
Valmont Industries, Inc.	138	42,320
		384,003
Mining — 0.5%
Alcoa Corp.	1,715	64,793
Franco-Nevada Corp.	4,447	522,583
Freeport-McMoRan, Inc.	6,128	233,354
MP Materials Corp.†	910	14,196
Royal Gold, Inc.	456	60,124
		895,050
Miscellaneous Manufacturing — 0.7%
A.O. Smith Corp.	824	56,205
Carlisle Cos., Inc.	271	99,956
Donaldson Co., Inc.	835	56,237
ITT, Inc.	3,631	518,797
Teledyne Technologies, Inc.†	322	149,450
Textron, Inc.	6,762	517,225
		1,397,870
Office/Business Equipment — 0.7%
Zebra Technologies Corp., Class A†	3,299	1,274,140
Oil & Gas — 2.9%
Antero Resources Corp.†	2,016	70,661
APA Corp.	2,515	58,071
Chord Energy Corp.	427	49,925
Civitas Resources, Inc.	495	22,706
Coterra Energy, Inc.	5,075	129,615
Devon Energy Corp.	4,330	141,721
Diamondback Energy, Inc.	4,796	785,729
EQT Corp.	3,843	177,201
Expand Energy Corp.	16,330	1,625,651
Hess Corp.	686	91,245
HF Sinclair Corp.	1,075	37,679
Matador Resources Co.	755	42,476
Ovintiv, Inc.	1,830	74,115
Permian Resources Corp.	63,290	910,110
Range Resources Corp.	1,648	59,295
Suncor Energy, Inc.	12,166	434,083
Valero Energy Corp.	3,194	391,552
Viper Energy, Inc.	8,083	396,633
		5,498,468
Oil & Gas Services — 1.3%
Baker Hughes Co.	21,594	885,786
Halliburton Co.	14,972	407,089
NOV, Inc.	2,692	39,303
Security Description	Shares or Principal Amount	Value

Oil & Gas Services (continued)
TechnipFMC PLC	31,269	$ 904,925
Tidewater, Inc.†	5,522	302,108
		2,539,211
Packaging & Containers — 1.3%
Amcor PLC	9,998	94,081
AptarGroup, Inc.	459	72,109
Ardagh Group SA†	205	1,543
Ball Corp.	2,052	113,127
Berry Global Group, Inc.	7,578	490,069
Crown Holdings, Inc.	813	67,227
D.S. Smith PLC	66,560	451,629
Graphic Packaging Holding Co.	25,936	704,422
Packaging Corp. of America	616	138,680
Sealed Air Corp.	956	32,341
Silgan Holdings, Inc.	576	29,981
Smurfit WestRock PLC	3,593	193,519
Sonoco Products Co.	681	33,267
		2,421,995
Pharmaceuticals — 1.2%
Alkermes PLC†	21,450	616,902
BellRing Brands, Inc.†	894	67,354
Cardinal Health, Inc.	687	81,252
Cencora, Inc.	2,655	596,525
Elanco Animal Health, Inc.†	3,422	41,440
Henry Schein, Inc.†	876	60,619
Jazz Pharmaceuticals PLC†	419	51,600
Organon & Co.	12,706	189,574
Premier, Inc., Class A	671	14,225
Viatris, Inc.	43,767	544,899
		2,264,390
Pipelines — 1.8%
Antero Midstream Corp.	1,456	21,971
Cheniere Energy, Inc.	759	163,087
DT Midstream, Inc.	675	67,115
Kinder Morgan, Inc.	33,987	931,244
New Fortress Energy, Inc.	261	3,946
ONEOK, Inc.	4,057	407,323
Plains GP Holdings LP, Class A	21,164	388,994
South Bow Corp.	8,300	195,858
Targa Resources Corp.	4,261	760,589
Williams Cos., Inc.	8,461	457,909
		3,398,036
Private Equity — 0.2%
Carlyle Group, Inc.	8,231	415,583
Real Estate — 0.5%
CBRE Group, Inc., Class A†	2,126	279,123
CoStar Group, Inc.†	2,822	202,027
Howard Hughes Holdings, Inc.†	215	16,538
Jones Lang LaSalle, Inc.†	1,925	487,294
Seaport Entertainment Group, Inc.†	54	1,509
		986,491
REITS — 8.0%
AGNC Investment Corp.	5,654	52,073
Agree Realty Corp.	743	52,344
Alexandria Real Estate Equities, Inc.	1,204	117,450
American Homes 4 Rent, Class A	2,347	87,825
Americold Realty Trust, Inc.	1,975	42,265
Annaly Capital Management, Inc.	28,890	528,687

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Apartment Investment & Management Co., Class A†	41,478	$ 377,035
AvalonBay Communities, Inc.	986	216,891
Brixmor Property Group, Inc.	21,348	594,328
BXP, Inc.	1,092	81,201
Camden Property Trust	719	83,433
Cousins Properties, Inc.	1,119	34,286
Crown Castle, Inc.	3,022	274,277
CubeSmart	1,555	66,632
Digital Realty Trust, Inc.	2,304	408,568
EastGroup Properties, Inc.	341	54,727
EPR Properties	519	22,981
Equity LifeStyle Properties, Inc.	1,312	87,379
Equity Residential	12,473	895,063
Essex Property Trust, Inc.	2,094	597,711
Extra Space Storage, Inc.	5,470	818,312
Federal Realty Investment Trust	587	65,715
First Industrial Realty Trust, Inc.	918	46,019
Gaming & Leisure Properties, Inc.	1,810	87,170
Healthcare Realty Trust, Inc.	2,455	41,612
Healthpeak Properties, Inc.	4,856	98,431
Highwoods Properties, Inc.	725	22,171
Host Hotels & Resorts, Inc.	4,844	84,867
Invitation Homes, Inc.	4,254	136,000
Iron Mountain, Inc.	868	91,236
Kilroy Realty Corp.	812	32,845
Kimco Realty Corp.	4,579	107,286
Lamar Advertising Co., Class A	453	55,148
Lineage, Inc.	5,234	306,555
Medical Properties Trust, Inc.	4,126	16,298
Mid-America Apartment Communities, Inc.	3,917	605,451
National Storage Affiliates Trust	486	18,424
NNN REIT, Inc.	1,297	52,983
Omega Healthcare Investors, Inc.	1,875	70,969
Park Hotels & Resorts, Inc.	1,415	19,909
Rayonier, Inc.	18,564	484,520
Realty Income Corp.	6,059	323,611
Regency Centers Corp.	10,640	786,615
Rexford Industrial Realty, Inc.	17,463	675,120
Rithm Capital Corp.	3,604	39,031
SBA Communications Corp.	746	152,035
Simon Property Group, Inc.	1,673	288,107
STAG Industrial, Inc.	9,514	321,764
Starwood Property Trust, Inc.	2,175	41,216
Sun Communities, Inc.	10,974	1,349,473
UDR, Inc.	2,282	99,062
Ventas, Inc.	9,442	556,039
VICI Properties, Inc.	24,881	726,774
Vornado Realty Trust	14,017	589,275
Weyerhaeuser Co.	28,474	801,543
WP Carey, Inc.	9,315	507,481
		15,194,223
Retail — 3.1%
Advance Auto Parts, Inc.	16,677	788,655
AutoNation, Inc.†	177	30,062
Bath & Body Works, Inc.	18,917	733,412
Best Buy Co., Inc.	1,498	128,528
BJ's Wholesale Club Holdings, Inc.†	5,977	534,045
Burlington Stores, Inc.†	1,644	468,639
CarMax, Inc.†	1,000	81,760
Carvana Co.†	489	99,443
Casey's General Stores, Inc.	213	84,397
Security Description	Shares or Principal Amount	Value

Retail (continued)
Darden Restaurants, Inc.	2,046	$ 381,968
Dick's Sporting Goods, Inc.	354	81,009
Dillard's, Inc., Class A	21	9,067
Dollar General Corp.	1,527	115,777
Dollar Tree, Inc.†	1,406	105,366
Domino's Pizza, Inc.	157	65,902
Dutch Bros, Inc., Class A†	459	24,042
Ferguson Enterprises, Inc.	1,312	227,724
Five Below, Inc.†	77	8,082
Floor & Decor Holdings, Inc., Class A†	463	46,161
Freshpet, Inc.†	220	32,584
GameStop Corp., Class A†	2,728	85,496
Gap, Inc.	1,410	33,318
Genuine Parts Co.	967	112,907
Kohl's Corp.	768	10,783
Lithia Motors, Inc.	182	65,052
Macy's, Inc.	1,903	32,218
MSC Industrial Direct Co., Inc., Class A	319	23,826
Nordstrom, Inc.	695	16,784
Ollie's Bargain Outlet Holdings, Inc.†	424	46,526
Penske Automotive Group, Inc.	128	19,512
RH†	83	32,668
Ross Stores, Inc.	4,776	722,466
Ulta Beauty, Inc.†	850	369,690
Walgreens Boots Alliance, Inc.	4,977	46,435
Wendy's Co.	609	9,927
Williams-Sonoma, Inc.	355	65,739
Yum! Brands, Inc.	1,207	161,931
		5,901,901
Savings & Loans — 0.0%
TFS Financial Corp.	351	4,409
Semiconductors — 1.9%
Allegro MicroSystems, Inc.†	854	18,668
Amkor Technology, Inc.	784	20,141
Astera Labs, Inc.†	714	94,569
Cirrus Logic, Inc.†	374	37,243
GlobalFoundries, Inc.†	683	29,308
IPG Photonics Corp.†	188	13,671
Lattice Semiconductor Corp.†	127	7,195
MACOM Technology Solutions Holdings, Inc.†	388	50,405
Marvell Technology, Inc.	2,546	281,206
Microchip Technology, Inc.	3,686	211,392
MKS Instruments, Inc.	7,301	762,151
NXP Semiconductors NV	1,937	402,605
ON Semiconductor Corp.†	8,761	552,381
Onto Innovation, Inc.†	1,065	177,504
Qorvo, Inc.†	658	46,014
Rambus, Inc.†	6,700	354,162
Skyworks Solutions, Inc.	4,078	361,637
Teradyne, Inc.	97	12,214
Wolfspeed, Inc.†	31,151	207,466
		3,639,932
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	271	51,211
Software — 2.7%
Akamai Technologies, Inc.†	1,035	98,998
ANSYS, Inc.†	606	204,422
Aspen Technology, Inc.†	187	46,681
BILL Holdings, Inc.†	526	44,557
Broadridge Financial Solutions, Inc.	71	16,052
CCC Intelligent Solutions Holdings, Inc.†	3,143	36,867

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Concentrix Corp.	327	$ 14,149
Dayforce, Inc.†	936	67,991
DocuSign, Inc.†	7,971	716,912
DoubleVerify Holdings, Inc.†	439	8,433
Doximity, Inc., Class A†	789	42,125
Dropbox, Inc., Class A†	1,143	34,336
Electronic Arts, Inc.	5,095	745,399
Fair Isaac Corp.†	25	49,773
Fidelity National Information Services, Inc.	9,943	803,096
Guidewire Software, Inc.†	310	52,260
HashiCorp, Inc., Class A†	220	7,526
Informatica, Inc., Class A†	561	14,547
Jack Henry & Associates, Inc.	504	88,351
MicroStrategy, Inc., Class A†	1,072	310,473
MSCI, Inc.	222	133,202
nCino, Inc.†	221	7,421
Nutanix, Inc., Class A†	1,245	76,169
Paychex, Inc.	1,433	200,935
Paycom Software, Inc.	131	26,851
Paycor HCM, Inc.†	513	9,526
Playtika Holding Corp.	489	3,394
PTC, Inc.†	323	59,390
SentinelOne, Inc., Class A†	1,627	36,119
SS&C Technologies Holdings, Inc.	9,284	703,542
Take-Two Interactive Software, Inc.†	1,199	220,712
Twilio, Inc., Class A†	853	92,192
Tyler Technologies, Inc.†	44	25,372
UiPath, Inc., Class A†	418	5,313
Unity Software, Inc.†	1,167	26,223
Zoom Communications, Inc.†	1,833	149,591
ZoomInfo Technologies, Inc.†	2,098	22,050
		5,200,950
Telecommunications — 1.6%
Ciena Corp.†	1,000	84,810
Corning, Inc.	57,993	2,755,827
Frontier Communications Parent, Inc.†	1,706	59,198
Iridium Communications, Inc.	710	20,604
Juniper Networks, Inc.	2,264	84,787
Ubiquiti, Inc.	16	5,311
		3,010,537
Toys/Games/Hobbies — 0.2%
Hasbro, Inc.	122	6,821
Mattel, Inc.†	20,580	364,883
		371,704
Transportation — 1.9%
C.H. Robinson Worldwide, Inc.	807	83,379
Expeditors International of Washington, Inc.	821	90,942
JB Hunt Transport Services, Inc.	2,494	425,626
Kirby Corp.†	403	42,637
Knight-Swift Transportation Holdings, Inc.	6,260	332,030
Landstar System, Inc.	244	41,934
Norfolk Southern Corp.	5,174	1,214,338
Ryder System, Inc.	289	45,333
Saia, Inc.†	1,942	885,028
Schneider National, Inc., Class B	322	9,428
XPO, Inc.†	3,008	394,499
		3,565,174
Security Description	Shares or Principal Amount	Value

Water — 0.1%
American Water Works Co., Inc.	1,356	$ 168,808
Essential Utilities, Inc.	1,750	63,560
		232,368
Total Common Stocks (cost $153,330,846)		187,274,376
CONVERTIBLE PREFERRED STOCKS — 0.2%
Aerospace/Defense — 0.2%
Boeing Co.† (cost $287,150)	5,743	349,691
CONVERTIBLE BONDS & NOTES — 0.1%
Semiconductors — 0.1%
Wolfspeed, Inc.
0.25%, 02/15/2028	$109,000	50,194
1.88%, 12/01/2029	384,000	159,130
Total Convertible Bonds & Notes (cost $294,861)		209,324
UNAFFILIATED INVESTMENT COMPANIES — 0.2%
iShares Russell Mid-Cap Value ETF (cost $352,950)	2,600	336,284
ESCROWS AND LITIGATION TRUSTS — 0.0%
GCI Liberty, Inc. †(1) (cost $0)	1,285	0
Total Long-Term Investment Securities (cost $154,265,807)		188,169,675
SHORT-TERM INVESTMENTS — 0.7%
U.S. Government Agency — 0.4%
Federal Home Loan Bank Disc. Notes
4.10%, 01/02/2025	719,000	718,832
Unaffiliated Investment Companies — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43%(2)	624,495	624,495
T. Rowe Price Government Reserve Fund 4.53%(2)	35,531	35,531
		660,026
U.S. Government — 0.0%
United States Treasury Bills
4.52%, 01/16/2025(3)	50,000	49,918
Total Short-Term Investments (cost $1,428,850)		1,428,776
REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 12/31/2024, to be repurchased 01/02/2025 in the amount of $134,806 and collateralized by $135,700 of United States Treasury Notes, bearing interest at 4.00% due 01/15/2027 and having an approximate value of $135,705 (cost $134,796)	134,796	134,796
TOTAL INVESTMENTS (cost $155,829,453)	99.8%	189,733,247
Other assets less liabilities	0.2	308,802
NET ASSETS	100.0%	$190,042,049
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

(2)	The rate shown is the 7-day yield as of December 31, 2024.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ETF—Exchange Traded Fund
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
1	Long	S&P Mid Cap 400 E-Mini Index	March 2025	$327,324	$314,670	$(12,654)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Apparel	$2,381,858	$612,106	$—	$2,993,964
Packaging & Containers	2,420,452	1,543	—	2,421,995
Other Industries	181,858,417	—	—	181,858,417
Convertible Preferred Stocks	349,691	—	—	349,691
Convertible Bonds & Notes	—	209,324	—	209,324
Unaffiliated Investment Companies	336,284	—	—	336,284
Escrows and Litigation Trusts	—	—	0	0
Short-Term Investments:
Unaffiliated Investment Companies	660,026	—	—	660,026
Other Short-Term Investments	—	768,750	—	768,750
Repurchase Agreements	—	134,796	—	134,796
Total Investments at Value	$188,006,728	$1,726,519	$0	$189,733,247
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$12,654	$—	$—	$12,654
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 55.5%
Advertising — 2.1%
Stagwell, Inc.†	2,379	$ 15,654
Trade Desk, Inc., Class A†	10,559	1,240,999
		1,256,653
Aerospace/Defense — 0.1%
Archer Aviation, Inc., Class A†	1,172	11,427
Joby Aviation, Inc.†	1,683	13,683
Moog, Inc., Class A	101	19,881
Rocket Lab USA, Inc.†	1,011	25,750
Standardaero, Inc.†	380	9,409
		80,150
Agriculture — 0.2%
Andersons, Inc.	292	11,832
Dole PLC	2,148	29,084
Fresh Del Monte Produce, Inc.	300	9,963
Turning Point Brands, Inc.	148	8,895
Vital Farms, Inc.†	875	32,978
		92,752
Airlines — 0.1%
JetBlue Airways Corp.†	506	3,977
SkyWest, Inc.†	342	34,245
Sun Country Airlines Holdings, Inc.†	414	6,036
		44,258
Apparel — 1.2%
Crocs, Inc.†	135	14,786
LVMH Moet Hennessy Louis Vuitton SE	1,029	677,373
Steven Madden, Ltd.	473	20,112
Wolverine World Wide, Inc.	890	19,758
		732,029
Auto Manufacturers — 3.8%
Blue Bird Corp.†	338	13,057
Tesla, Inc.†	5,491	2,217,485
		2,230,542
Auto Parts & Equipment — 0.2%
Adient PLC†	466	8,029
American Axle & Manufacturing Holdings, Inc.†	1,238	7,217
Aurora Innovation, Inc.†	2,769	17,445
Dana, Inc.	572	6,612
Dorman Products, Inc.†	154	19,951
Phinia, Inc.	535	25,771
Titan International, Inc.†	1,253	8,508
		93,533
Banks — 1.7%
Amalgamated Financial Corp.	660	22,090
Amerant Bancorp, Inc.	93	2,084
Ameris Bancorp	748	46,802
Associated Banc-Corp	203	4,852
Atlantic Union Bankshares Corp.	129	4,887
Bancorp, Inc.†	845	44,472
Bank of N.T. Butterfield & Son, Ltd.	1,145	41,850
BankUnited, Inc.	259	9,886
Banner Corp.	208	13,888
Bridgewater Bancshares, Inc.†	65	878
Business First Bancshares, Inc.	501	12,876
Byline Bancorp, Inc.	470	13,630
Cadence Bank	231	7,958
Capital City Bank Group, Inc.	62	2,272
Security Description	Shares or Principal Amount	Value

Banks (continued)
Central Pacific Financial Corp.	161	$ 4,677
CNB Financial Corp.	198	4,922
Coastal Financial Corp.†	306	25,982
Community Financial System, Inc.	109	6,723
ConnectOne Bancorp, Inc.	1,073	24,582
Customers Bancorp, Inc.†	406	19,764
Dime Community Bancshares, Inc.	132	4,057
Eastern Bankshares, Inc.	1,858	32,051
Enterprise Financial Services Corp.	630	35,532
Equity Bancshares, Inc., Class A	504	21,380
FB Financial Corp.	123	6,336
First BanCorp/Puerto Rico	1,555	28,907
First Bancshares, Inc.	448	15,680
First Financial Corp.	198	9,146
First Interstate BancSystem, Inc., Class A	99	3,215
First Merchants Corp.	547	21,820
First Mid Bancshares, Inc.	181	6,664
Glacier Bancorp, Inc.	94	4,721
Hancock Whitney Corp.	303	16,580
Hanmi Financial Corp.	785	18,542
Heartland Financial USA, Inc.	127	7,786
Heritage Commerce Corp.	1,631	15,299
Hilltop Holdings, Inc.	454	12,998
Home BancShares, Inc.	148	4,188
Hope Bancorp, Inc.	681	8,370
Independent Bank Corp.	149	9,564
Mercantile Bank Corp.	40	1,780
Merchants Bancorp	251	9,154
Metropolitan Bank Holding Corp.†	211	12,322
Mid Penn Bancorp, Inc.	41	1,182
MidWestOne Financial Group, Inc.	63	1,835
MVB Financial Corp.	19	393
OFG Bancorp	623	26,365
Old National Bancorp	2,021	43,866
Old Second Bancorp, Inc.	1,208	21,478
Pathward Financial, Inc.	727	53,493
Peapack-Gladstone Financial Corp.	133	4,263
Pinnacle Financial Partners, Inc.	139	15,900
Preferred Bank	99	8,552
Premier Financial Corp.	134	3,426
QCR Holdings, Inc.	416	33,546
Seacoast Banking Corp. of Florida	314	8,644
South Plains Financial, Inc.	317	11,016
Southside Bancshares, Inc.	227	7,210
SouthState Corp.	100	9,948
Texas Capital Bancshares, Inc.†	82	6,412
Towne Bank	215	7,323
TriCo Bancshares	224	9,789
Trustmark Corp.	84	2,971
UMB Financial Corp.	152	17,155
United Bankshares, Inc.	177	6,646
United Community Banks, Inc.	275	8,885
Unity Bancorp, Inc.	188	8,199
Veritex Holdings, Inc.	536	14,558
WesBanco, Inc.	176	5,727
Wintrust Financial Corp.	163	20,328
		980,277
Beverages — 0.1%
Primo Brands Corp.	365	11,231
Vita Coco Co., Inc.†	711	26,243
		37,474

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology — 3.1%
ACADIA Pharmaceuticals, Inc.†	931	$ 17,084
Akero Therapeutics, Inc.†	902	25,094
Allogene Therapeutics, Inc.†	1,573	3,350
Amicus Therapeutics, Inc.†	2,855	26,894
ANI Pharmaceuticals, Inc.†	101	5,583
Annexon, Inc.†	5,956	30,554
Arcutis Biotherapeutics, Inc.†	4,427	61,668
Arrowhead Pharmaceuticals, Inc.†	300	5,640
Axsome Therapeutics, Inc.†	513	43,405
Biohaven, Ltd.†	428	15,986
Blueprint Medicines Corp.†	160	13,955
Bridgebio Pharma, Inc.†	168	4,610
Caribou Biosciences, Inc.†	8,157	12,970
Cartesian Therapeutics, Inc.†	1,095	19,611
Crinetics Pharmaceuticals, Inc.†	777	39,728
Esperion Therapeutics, Inc.†	5,313	11,688
Fate Therapeutics, Inc.†	4,978	8,214
Immunome, Inc.†	2,548	27,060
Immunovant, Inc.†	546	13,524
Insmed, Inc.†	519	35,832
Intellia Therapeutics, Inc.†	304	3,545
iTeos Therapeutics, Inc.†	2,335	17,933
Janux Therapeutics, Inc.†	452	24,200
Kyverna Therapeutics, Inc.†	1,923	7,192
MeiraGTx Holdings PLC†	1,133	6,900
Mersana Therapeutics, Inc.†	4,189	5,990
NeoGenomics, Inc.†	482	7,943
Nkarta, Inc.†	9,222	22,963
Olema Pharmaceuticals, Inc.†	561	3,271
OmniAb, Inc. (Earnout Shares 12.50)†(1)	85	0
OmniAb, Inc. (Earnout Shares 15.00)†(1)	85	0
Ovid Therapeutics, Inc.†	5,049	4,714
Prothena Corp. PLC†	321	4,446
PTC Therapeutics, Inc.†	292	13,181
Recursion Pharmaceuticals, Inc., Class A†	2,801	18,935
Relay Therapeutics, Inc.†	2,564	10,564
Replimune Group, Inc.†	767	9,288
REVOLUTION Medicines, Inc.†	1,046	45,752
Roivant Sciences, Ltd.†	21,575	255,232
Royalty Pharma PLC, Class A	30,551	779,356
Sana Biotechnology, Inc.†	9	15
SpringWorks Therapeutics, Inc.†	698	25,219
Sutro Biopharma, Inc.†	83	153
Syndax Pharmaceuticals, Inc.†	900	11,898
Taysha Gene Therapies, Inc.†	10,405	18,001
Tenaya Therapeutics, Inc.†	11,427	16,340
Travere Therapeutics, Inc.†	1,086	18,918
Tyra Biosciences, Inc.†	314	4,364
Ventyx Biosciences, Inc.†	2,989	6,546
Vericel Corp.†	435	23,886
Viking Therapeutics, Inc.†	991	39,878
Wave Life Sciences, Ltd.†	684	8,461
Xencor, Inc.†	246	5,653
		1,843,187
Building Materials — 0.5%
Apogee Enterprises, Inc.	142	10,140
Boise Cascade Co.	187	22,227
Gibraltar Industries, Inc.†	119	7,009
Griffon Corp.	899	64,072
Knife River Corp.†	184	18,702
Modine Manufacturing Co.†	626	72,572
Security Description	Shares or Principal Amount	Value

Building Materials (continued)
Simpson Manufacturing Co., Inc.	40	$ 6,633
Summit Materials, Inc., Class A†	414	20,948
UFP Industries, Inc.	470	52,946
		275,249
Chemicals — 0.2%
Avient Corp.	458	18,714
Balchem Corp.	109	17,766
Cabot Corp.	329	30,041
Ecovyst, Inc.†	198	1,513
H.B. Fuller Co.	228	15,385
Hawkins, Inc.	115	14,107
Innospec, Inc.	186	20,471
Orion SA	1,058	16,706
Tronox Holdings PLC	514	5,176
		139,879
Coal — 0.1%
Alpha Metallurgical Resources, Inc.†	38	7,604
Arch Resources, Inc.	103	14,546
CONSOL Energy, Inc.	42	4,481
Peabody Energy Corp.	119	2,492
SunCoke Energy, Inc.	275	2,942
Warrior Met Coal, Inc.	299	16,218
		48,283
Commercial Services — 3.4%
ABM Industries, Inc.	1,262	64,589
Adtalem Global Education, Inc.†	289	26,256
Adyen NV*†	567	843,989
API Group Corp.†	1,446	52,013
Barrett Business Services, Inc.	636	27,628
Block, Inc.†	6,875	584,306
Brink's Co.	228	21,152
CBIZ, Inc.†	362	29,622
CoreCivic, Inc.†	668	14,522
EVERTEC, Inc.	637	21,996
GEO Group, Inc.†	695	19,446
Heidrick & Struggles International, Inc.	124	5,494
Herc Holdings, Inc.	242	45,818
Huron Consulting Group, Inc.†	124	15,408
John Wiley & Sons, Inc., Class A	425	18,577
KinderCare Learning Cos., Inc.†	1,553	27,643
Korn Ferry	288	19,426
Laureate Education, Inc.†	846	15,473
Legalzoom.com, Inc.†	1,139	8,554
LiveRamp Holdings, Inc.†	611	18,556
Monro, Inc.	176	4,365
Perdoceo Education Corp.	427	11,303
Remitly Global, Inc.†	318	7,177
Stride, Inc.†	273	28,373
TriNet Group, Inc.	425	38,577
		1,970,263
Computers — 1.9%
ASGN, Inc.†	110	9,167
Conduent, Inc.†	4,984	20,135
Crowdstrike Holdings, Inc., Class A†	2,621	896,801
Insight Enterprises, Inc.†	77	11,712
KBR, Inc.	389	22,535
OneSpan, Inc.†	1,048	19,430
PAR Technology Corp.†	498	36,190
Qualys, Inc.†	198	27,764
Rigetti Computing, Inc.†	3,458	52,769

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
Unisys Corp.†	2,417	$ 15,300
V2X, Inc.†	715	34,198
		1,146,001
Cosmetics/Personal Care — 0.1%
e.l.f. Beauty, Inc.†	171	21,469
Edgewell Personal Care Co.	205	6,888
Honest Co., Inc.†	1,345	9,321
		37,678
Distribution/Wholesale — 0.2%
Hudson Technologies, Inc.†	110	614
MRC Global, Inc.†	858	10,965
Resideo Technologies, Inc.†	536	12,355
Rush Enterprises, Inc., Class A	788	43,175
ScanSource, Inc.†	233	11,056
WESCO International, Inc.	139	25,153
		103,318
Diversified Financial Services — 1.6%
Acadian Asset Management, Inc.	313	8,244
BGC Group, Inc., Class A	776	7,031
Coinbase Global, Inc., Class A†	410	101,803
Enact Holdings, Inc.	1,097	35,521
Enova International, Inc.†	614	58,870
Federal Agricultural Mtg. Corp., Class C	29	5,712
FTAI Aviation, Ltd.	280	40,331
Intercontinental Exchange, Inc.	2,462	366,863
International Money Express, Inc.†	510	10,623
LendingClub Corp.†	701	11,349
Mr. Cooper Group, Inc.†	573	55,014
PennyMac Financial Services, Inc.	156	15,934
Piper Sandler Cos.	83	24,896
PRA Group, Inc.†	190	3,969
Radian Group, Inc.	900	28,548
StoneX Group, Inc.†	288	28,215
Upstart Holdings, Inc.†	971	59,784
Victory Capital Holdings, Inc., Class A	580	37,967
Virtus Investment Partners, Inc.	162	35,734
		936,408
Electric — 0.3%
Avista Corp.	86	3,150
Black Hills Corp.	116	6,788
Clearway Energy, Inc., Class A	182	4,450
Clearway Energy, Inc., Class C	474	12,324
IDACORP, Inc.	264	28,850
Portland General Electric Co.	881	38,429
TXNM Energy, Inc.	410	20,160
Unitil Corp.	645	34,953
		149,104
Electronics — 0.5%
Atkore, Inc.	381	31,794
Bel Fuse, Inc., Class A	231	20,808
Benchmark Electronics, Inc.	1,219	55,343
Evolv Technologies Holdings, Inc.†	5,998	23,692
Knowles Corp.†	1,286	25,630
NEXTracker, Inc., Class A†	178	6,502
NVE Corp.	237	19,299
Plexus Corp.†	312	48,822
Sanmina Corp.†	743	56,223
Security Description	Shares or Principal Amount	Value

Electronics (continued)
Turtle Beach Corp.†	105	$ 1,818
Vishay Intertechnology, Inc.	1,634	27,680
		317,611
Energy-Alternate Sources — 0.0%
Fluence Energy, Inc.†	513	8,146
Green Plains, Inc.†	189	1,792
REX American Resources Corp.†	58	2,418
Sunnova Energy International, Inc.†	353	1,211
Sunrun, Inc.†	788	7,289
		20,856
Engineering & Construction — 0.7%
Arcosa, Inc.	437	42,275
Comfort Systems USA, Inc.	35	14,842
Construction Partners, Inc., Class A†	285	25,211
Dycom Industries, Inc.†	230	40,034
Fluor Corp.†	978	48,235
Granite Construction, Inc.	147	12,893
IES Holdings, Inc.†	121	24,316
MYR Group, Inc.†	383	56,979
Primoris Services Corp.	1,021	78,005
Sterling Infrastructure, Inc.†	266	44,808
		387,598
Entertainment — 0.1%
Accel Entertainment, Inc.†	1,656	17,686
Cinemark Holdings, Inc.†	260	8,055
IMAX Corp.†	178	4,557
Lions Gate Entertainment Corp., Class A†	725	6,192
Monarch Casino & Resort, Inc.	126	9,941
		46,431
Environmental Control — 0.1%
Tetra Tech, Inc.	942	37,529
Food — 0.3%
Cal-Maine Foods, Inc.	297	30,567
Chefs' Warehouse, Inc.†	613	30,233
Sprouts Farmers Market, Inc.†	560	71,159
SunOpta, Inc.†	1,276	9,825
United Natural Foods, Inc.†	154	4,206
Utz Brands, Inc.	565	8,848
		154,838
Gas — 0.1%
Chesapeake Utilities Corp.	165	20,023
New Jersey Resources Corp.	288	13,435
Northwest Natural Holding Co.	220	8,703
ONE Gas, Inc.	661	45,774
		87,935
Healthcare-Products — 1.3%
Adaptive Biotechnologies Corp.†	116	695
Alphatec Holdings, Inc.†	781	7,170
AngioDynamics, Inc.†	1,168	10,699
AtriCure, Inc.†	766	23,409
Axogen, Inc.†	974	16,051
CVRx, Inc.†	2,518	31,903
Danaher Corp.	1,622	372,330
Inari Medical, Inc.†	642	32,774
Inmode, Ltd.†	416	6,947
Inogen, Inc.†	1,596	14,635
iRhythm Technologies, Inc.†	668	60,234
Lantheus Holdings, Inc.†	292	26,122

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
OmniAb, Inc.†	628	$ 2,223
Omnicell, Inc.†	184	8,192
Paragon 28, Inc.†	2,684	27,726
PROCEPT BioRobotics Corp.†	608	48,956
Pulmonx Corp.†	2,288	15,536
Quanterix Corp.†	217	2,307
Sera Prognostics, Inc., Class A†	3,082	25,087
SI-BONE, Inc.†	495	6,940
Treace Medical Concepts, Inc.†	6,586	49,000
Twist Bioscience Corp.†	83	3,857
		792,793
Healthcare-Services — 0.2%
Addus HomeCare Corp.†	54	6,769
Blade Air Mobility, Inc.†	1,017	4,322
CorVel Corp.†	135	15,020
GeneDx Holdings Corp.†	354	27,208
National HealthCare Corp.	87	9,358
OPKO Health, Inc.†	3,763	5,531
Oscar Health, Inc., Class A†	1,297	17,432
Surgery Partners, Inc.†	186	3,938
		89,578
Home Builders — 0.2%
Cavco Industries, Inc.†	23	10,263
Century Communities, Inc.	145	10,637
Champion Homes, Inc.†	138	12,158
Green Brick Partners, Inc.†	227	12,823
Installed Building Products, Inc.	58	10,164
KB Home	311	20,439
M/I Homes, Inc.†	109	14,492
Meritage Homes Corp.	162	24,919
Taylor Morrison Home Corp.†	233	14,262
Tri Pointe Homes, Inc.†	469	17,006
		147,163
Home Furnishings — 0.1%
MillerKnoll, Inc.	678	15,316
Sonos, Inc.†	1,817	27,328
Xperi, Inc.†	2,917	29,957
		72,601
Household Products/Wares — 0.0%
Quanex Building Products Corp.	70	1,697
Insurance — 0.3%
CNO Financial Group, Inc.	800	29,768
Essent Group, Ltd.	534	29,071
Genworth Financial, Inc.,†	850	5,942
Hamilton Insurance Group, Ltd., Class B†	279	5,309
Jackson Financial, Inc., Class A	390	33,961
NMI Holdings, Inc., Class A†	802	29,482
Palomar Holdings, Inc.†	131	13,832
RLI Corp.	116	19,120
Selective Insurance Group, Inc.	100	9,352
Skyward Specialty Insurance Group, Inc.†	81	4,094
		179,931
Internet — 11.3%
Airbnb, Inc., Class A†	6,771	889,777
Amazon.com, Inc.†	5,177	1,135,782
BARK, Inc.†	1,744	3,209
Cargurus, Inc.†	862	31,497
Security Description	Shares or Principal Amount	Value

Internet (continued)
DoorDash, Inc., Class A†	8,882	$ 1,489,956
Hims & Hers Health, Inc.†	779	18,836
Lands' End, Inc.†	143	1,879
Magnite, Inc.†	2,069	32,939
MercadoLibre, Inc.†	665	1,130,793
Open Lending Corp.†	426	2,543
Q2 Holdings, Inc.†	642	64,617
QuinStreet, Inc.†	679	15,665
Shopify, Inc., Class A†	13,867	1,474,478
Shutterstock, Inc.	200	6,070
Uber Technologies, Inc.†	4,250	256,360
Upwork, Inc.†	421	6,883
Vivid Seats, Inc., Class A†	1,468	6,797
Yelp, Inc.†	1,043	40,364
		6,608,445
Investment Companies — 0.1%
Cipher Mining, Inc.†	1,635	7,586
Cleanspark, Inc.†	289	2,662
Core Scientific, Inc.†	2,171	30,502
Hut 8 Corp.†	277	5,676
MARA Holdings, Inc.†	1,957	32,819
		79,245
Iron/Steel — 0.1%
ATI, Inc.†	109	5,999
Carpenter Technology Corp.	107	18,159
Commercial Metals Co.	1,223	60,661
		84,819
Leisure Time — 0.1%
Life Time Group Holdings, Inc.†	463	10,242
Lindblad Expeditions Holdings, Inc.†	329	3,902
OneSpaWorld Holdings, Ltd.	1,221	24,298
Peloton Interactive, Inc., Class A†	4,295	37,366
		75,808
Lodging — 0.1%
Hilton Grand Vacations, Inc.†	890	34,665
Machinery-Construction & Mining — 0.1%
Bloom Energy Corp., Class A†	317	7,041
Terex Corp.	616	28,471
		35,512
Machinery-Diversified — 0.3%
Applied Industrial Technologies, Inc.	224	53,641
Cactus, Inc., Class A	78	4,552
DXP Enterprises, Inc.†	73	6,031
Kadant, Inc.	81	27,944
Mueller Water Products, Inc., Class A	1,478	33,255
Thermon Group Holdings, Inc.†	524	15,076
Watts Water Technologies, Inc., Class A	249	50,622
		191,121
Media — 0.1%
Gray Television, Inc.	489	1,541
Liberty Latin America, Ltd., Class C†	3,186	20,199
Scholastic Corp.	209	4,458
Thryv Holdings, Inc.†	700	10,360
		36,558
Metal Fabricate/Hardware — 0.1%
Mueller Industries, Inc.	1,018	80,788

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metal Fabricate/Hardware (continued)
Northwest Pipe Co.†	102	$ 4,923
Olympic Steel, Inc.	97	3,183
		88,894
Mining — 0.1%
Coeur Mining, Inc.†	699	3,998
Constellium SE†	792	8,134
Hecla Mining Co.	2,450	12,030
Uranium Energy Corp.†	3,076	20,578
		44,740
Miscellaneous Manufacturing — 0.0%
Sight Sciences, Inc.†	193	703
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	330	11,738
Oil & Gas — 0.5%
California Resources Corp.	93	4,826
Chord Energy Corp.	103	12,043
CNX Resources Corp.†	323	11,844
CVR Energy, Inc.	269	5,041
Delek US Holdings, Inc.	215	3,977
Gulfport Energy Corp.†	147	27,077
Helmerich & Payne, Inc.	79	2,530
Magnolia Oil & Gas Corp., Class A	646	15,103
Matador Resources Co.	549	30,887
Murphy Oil Corp.	870	26,326
Noble Corp. PLC	601	18,871
Ovintiv, Inc.	498	20,169
Patterson-UTI Energy, Inc.	1,979	16,347
PBF Energy, Inc., Class A	312	8,284
Permian Resources Corp.	1,794	25,798
SM Energy Co.	1,143	44,303
Valaris, Ltd.†	453	20,041
Weatherford International PLC	186	13,323
		306,790
Oil & Gas Services — 0.2%
Archrock, Inc.	412	10,255
DNOW, Inc.†	2,361	30,717
Expro Group Holdings NV†	117	1,459
Liberty Energy, Inc.	2,572	51,157
Oceaneering International, Inc.†	867	22,611
Select Water Solutions, Inc.	1,389	18,390
		134,589
Packaging & Containers — 0.0%
Greif, Inc., Class A	89	5,440
O-I Glass, Inc.†	661	7,165
		12,605
Pharmaceuticals — 0.4%
Alkermes PLC†	396	11,389
Arvinas, Inc.†	831	15,930
BellRing Brands, Inc.†	152	11,452
Catalyst Pharmaceuticals, Inc.†	720	15,026
Kura Oncology, Inc.†	1,247	10,861
Mirum Pharmaceuticals, Inc.†	839	34,693
Neurogene, Inc.†	1,041	23,797
Option Care Health, Inc.†	979	22,713
Owens & Minor, Inc.†	1,485	19,409
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Protagonist Therapeutics, Inc.†	1,168	$ 45,085
Y-mAbs Therapeutics, Inc.†	24	188
		210,543
Real Estate — 0.1%
Cushman & Wakefield PLC†	1,365	17,854
McGrath RentCorp	84	9,393
Newmark Group, Inc., Class A	470	6,021
Real Brokerage, Inc.†	1,357	6,242
		39,510
REITS — 1.7%
Agree Realty Corp.	81	5,706
American Assets Trust, Inc.	304	7,983
American Healthcare REIT, Inc.	1,268	36,037
American Tower Corp.	1,988	364,619
Apple Hospitality REIT, Inc.	1,143	17,545
Armada Hoffler Properties, Inc.	161	1,647
Brandywine Realty Trust	593	3,321
BrightSpire Capital, Inc.	482	2,718
Broadstone Net Lease, Inc.	631	10,008
CareTrust REIT, Inc.	420	11,361
Chatham Lodging Trust	451	4,036
City Office REIT, Inc.	369	2,037
Community Healthcare Trust, Inc.	169	3,246
COPT Defense Properties	1,688	52,244
Curbline Properties Corp.	289	6,711
DiamondRock Hospitality Co.	1,351	12,199
Empire State Realty Trust, Inc., Class A	1,241	12,807
Essential Properties Realty Trust, Inc.	947	29,622
First Industrial Realty Trust, Inc.	125	6,266
Independence Realty Trust, Inc.	990	19,642
InvenTrust Properties Corp.	486	14,643
Kimco Realty Corp.	148	3,468
Kite Realty Group Trust	783	19,763
KKR Real Estate Finance Trust, Inc.	177	1,788
Ladder Capital Corp.	2,339	26,173
LXP Industrial Trust	2,239	18,181
MFA Financial, Inc.	395	4,025
Outfront Media, Inc.	3	53
Phillips Edison & Co., Inc.	1,999	74,883
Piedmont Office Realty Trust, Inc., Class A	870	7,960
Plymouth Industrial REIT, Inc.	743	13,225
PotlatchDeltic Corp.	927	36,385
Redwood Trust, Inc.	411	2,684
Retail Opportunity Investments Corp.	1,068	18,540
Ryman Hospitality Properties, Inc.	576	60,100
Sabra Health Care REIT, Inc.	1,769	30,639
SL Green Realty Corp.	379	25,742
TPG RE Finance Trust, Inc.	806	6,851
UMH Properties, Inc.	202	3,814
Veris Residential, Inc.	244	4,058
Xenia Hotels & Resorts, Inc.	1,150	17,089
		999,819
Retail — 1.9%
Abercrombie & Fitch Co., Class A†	287	42,898
Academy Sports & Outdoors, Inc.	47	2,704
American Eagle Outfitters, Inc.	728	12,136
Arko Corp.	468	3,084
Asbury Automotive Group, Inc.†	162	39,371
Beacon Roofing Supply, Inc.†	310	31,490
Biglari Holdings, Inc., Class B†	35	8,900
BlueLinx Holdings, Inc.†	77	7,866

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Boot Barn Holdings, Inc.†	170	$ 25,809
Brinker International, Inc.†	223	29,501
Buckle, Inc.	406	20,629
Caleres, Inc.	222	5,142
Citi Trends, Inc.†	333	8,741
El Pollo Loco Holdings, Inc.†	1,054	12,163
EVgo, Inc.†	1,053	4,265
FirstCash Holdings, Inc.	134	13,882
Floor & Decor Holdings, Inc., Class A†	5,865	584,740
Freshpet, Inc.†	132	19,550
Genesco, Inc.†	208	8,892
GMS, Inc.†	223	18,917
Group 1 Automotive, Inc.	109	45,941
Kura Sushi USA, Inc., Class A†	121	10,960
Patrick Industries, Inc.	73	6,065
PC Connection, Inc.	40	2,771
Petco Health & Wellness Co., Inc.†	997	3,799
Shake Shack, Inc., Class A†	101	13,110
Shoe Carnival, Inc.	172	5,690
Signet Jewelers, Ltd.	64	5,165
Sweetgreen, Inc., Class A†	589	18,883
Urban Outfitters, Inc.†	294	16,135
Victoria's Secret & Co.†	428	17,728
Warby Parker, Inc., Class A†	1,836	44,450
		1,091,377
Savings & Loans — 0.2%
Axos Financial, Inc.†	273	19,069
Banc of California, Inc.	1,454	22,479
Brookline Bancorp, Inc.	344	4,059
Capitol Federal Financial, Inc.	372	2,198
OceanFirst Financial Corp.	1,549	28,037
Southern Missouri Bancorp, Inc.	83	4,762
WaFd, Inc.	147	4,739
WSFS Financial Corp.	106	5,632
		90,975
Semiconductors — 1.8%
ASML Holding NV	1,241	860,112
Axcelis Technologies, Inc.†	60	4,192
Cirrus Logic, Inc.†	240	23,899
FormFactor, Inc.†	699	30,756
MaxLinear, Inc.†	1,524	30,145
Penguin Solutions, Inc.†	741	14,220
Rambus, Inc.†	1,245	65,811
Richardson Electronics, Ltd.	460	6,454
Semtech Corp.†	256	15,834
Ultra Clean Holdings, Inc.†	953	34,260
		1,085,683
Software — 10.4%
Agilysys, Inc.†	162	21,337
Asana, Inc., Class A†	885	17,939
AvePoint, Inc.†	4,284	70,729
Bandwidth, Inc., Class A†	1,125	19,148
BlackLine, Inc.†	317	19,261
Box, Inc., Class A†	1,380	43,608
Braze, Inc., Class A†	345	14,449
Cloudflare, Inc., Class A†	21,356	2,299,614
CommVault Systems, Inc.†	157	23,693
Domo, Inc., Class B†	1,637	11,590
Donnelley Financial Solutions, Inc.†	433	27,162
Duolingo, Inc.†	78	25,290
Security Description	Shares or Principal Amount	Value

Software (continued)
GigaCloud Technology, Inc., Class A†	461	$ 8,538
Health Catalyst, Inc.†	2,826	19,980
IBEX Holdings, Ltd.†	582	12,507
Innodata, Inc.†	67	2,648
IonQ, Inc.†	818	34,168
Logility Supply Chain Solutions, Inc.	1,955	21,661
MicroStrategy, Inc., Class A†	1,823	527,977
Oddity Tech, Ltd., Class A†	331	13,909
ON24, Inc.†	1,194	7,713
Onestream, Inc.†	133	3,793
Planet Labs PBC†	727	2,937
Porch Group, Inc.†	986	4,851
Procore Technologies, Inc.†	5,082	380,794
ROBLOX Corp., Class A†	21,964	1,270,837
Snowflake, Inc., Class A†	7,331	1,131,980
SPS Commerce, Inc.†	64	11,775
Viant Technology, Inc., Class A†	1,097	20,832
Workiva, Inc.†	350	38,325
Zeta Global Holdings Corp., Class A†	763	13,726
Zuora, Inc., Class A†	547	5,426
		6,128,197
Telecommunications — 0.3%
A10 Networks, Inc.	258	4,747
ADTRAN Holdings, Inc.†	2,033	16,935
AST SpaceMobile, Inc.†	315	6,646
EchoStar Corp., Class A†	244	5,588
Extreme Networks, Inc.†	619	10,362
Globalstar, Inc.†	2,728	5,647
Gogo, Inc.†	736	5,954
InterDigital, Inc.	244	47,268
Iridium Communications, Inc.	145	4,208
Lumen Technologies, Inc.†	2,152	11,427
Ooma, Inc.†	1,286	18,081
Spok Holdings, Inc.	411	6,597
Telephone & Data Systems, Inc.	147	5,014
		148,474
Toys/Games/Hobbies — 0.0%
Funko, Inc., Class A†	1,254	16,791
Transportation — 0.8%
ArcBest Corp.	159	14,838
CryoPort, Inc.†	1,014	7,889
International Seaways, Inc.	479	17,215
Matson, Inc.	220	29,665
Radiant Logistics, Inc.†	1,058	7,089
Safe Bulkers, Inc.	898	3,206
Scorpio Tankers, Inc.	34	1,689
Teekay Corp., Ltd.	1,424	9,868
Teekay Tankers, Ltd., Class A	279	11,101
Union Pacific Corp.	1,643	374,670
World Kinect Corp.	510	14,030
		491,260
Trucking & Leasing — 0.0%
Greenbrier Cos., Inc.	32	1,952
Water — 0.0%
American States Water Co.	110	8,549
Consolidated Water Co., Ltd.	522	13,515
		22,064
Total Common Stocks (cost $24,836,502)		32,606,476

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 11.6%
Advertising — 0.1%
Lamar Media Corp.
3.63%, 01/15/2031	$ 5,000	$ 4,401
4.88%, 01/15/2029	35,000	33,624
		38,025
Aerospace/Defense — 0.1%
Boeing Co.
2.95%, 02/01/2030	5,000	4,465
3.20%, 03/01/2029	5,000	4,607
5.15%, 05/01/2030	15,000	14,790
6.39%, 05/01/2031	10,000	10,455
L3Harris Technologies, Inc.
5.05%, 06/01/2029	10,000	9,998
5.35%, 06/01/2034	5,000	4,979
5.50%, 08/15/2054	7,000	6,724
5.60%, 07/31/2053	5,000	4,840
Northrop Grumman Corp.
5.15%, 05/01/2040	12,000	11,481
RTX Corp.
4.13%, 11/16/2028	10,000	9,733
		82,072
Agriculture — 0.2%
BAT Capital Corp.
5.83%, 02/20/2031	20,000	20,445
Philip Morris International, Inc.
4.38%, 11/01/2027	15,000	14,876
4.75%, 11/01/2031	5,000	4,890
5.13%, 02/15/2030	30,000	30,158
5.13%, 02/13/2031	5,000	5,000
5.38%, 02/15/2033	10,000	10,019
5.63%, 09/07/2033	20,000	20,319
		105,707
Apparel — 0.2%
Hanesbrands, Inc.
4.88%, 05/15/2026*	30,000	29,534
Tapestry, Inc.
5.10%, 03/11/2030	10,000	9,890
5.50%, 03/11/2035	10,000	9,726
William Carter Co.
5.63%, 03/15/2027*	90,000	89,237
		138,387
Banks — 2.3%
Bank of America Corp.
1.90%, 07/23/2031	25,000	21,033
1.92%, 10/24/2031	25,000	20,886
2.48%, 09/21/2036	15,000	12,221
2.57%, 10/20/2032	15,000	12,657
2.59%, 04/29/2031	45,000	39,643
2.69%, 04/22/2032	45,000	38,682
5.52%, 10/25/2035	20,000	19,554
5.93%, 09/15/2027	20,000	20,357
Bank of New York Mellon Corp.
4.98%, 03/14/2030	5,000	5,007
5.06%, 07/22/2032	15,000	14,962
5.19%, 03/14/2035	15,000	14,848
6.32%, 10/25/2029	15,000	15,759
Citigroup, Inc.
5.17%, 02/13/2030	5,000	4,996
Citizens Financial Group, Inc.
5.72%, 07/23/2032	15,000	15,052
Security Description	Shares or Principal Amount	Value

Banks (continued)
5.84%, 01/23/2030	$ 10,000	$ 10,147
6.65%, 04/25/2035	5,000	5,271
Deutsche Bank AG
2.13%, 11/24/2026	150,000	146,160
Goldman Sachs Group, Inc.
3.81%, 04/23/2029	25,000	24,045
4.02%, 10/31/2038	10,000	8,468
4.69%, 10/23/2030	20,000	19,581
5.02%, 10/23/2035	10,000	9,570
5.05%, 07/23/2030	25,000	24,851
5.73%, 04/25/2030	15,000	15,309
HSBC Holdings PLC
5.21%, 08/11/2028	200,000	200,826
JPMorgan Chase & Co.
2.58%, 04/22/2032	15,000	12,867
3.51%, 01/23/2029	12,000	11,513
3.70%, 05/06/2030	35,000	33,143
4.01%, 04/23/2029	35,000	33,934
4.51%, 10/22/2028	25,000	24,779
4.95%, 10/22/2035	5,000	4,818
5.00%, 07/22/2030	25,000	24,892
5.29%, 07/22/2035	25,000	24,732
5.30%, 07/24/2029	25,000	25,251
5.34%, 01/23/2035	40,000	39,746
5.58%, 04/22/2030	25,000	25,494
M&T Bank Corp.
7.41%, 10/30/2029	45,000	48,237
Morgan Stanley
1.79%, 02/13/2032	5,000	4,079
2.24%, 07/21/2032	25,000	20,700
2.48%, 01/21/2028	5,000	4,765
2.70%, 01/22/2031	5,000	4,443
4.21%, 04/20/2028	30,000	29,571
5.16%, 04/20/2029	10,000	10,028
5.45%, 07/20/2029	5,000	5,056
5.66%, 04/18/2030	20,000	20,359
6.41%, 11/01/2029	5,000	5,223
PNC Financial Services Group, Inc.
4.81%, 10/21/2032	15,000	14,599
Wells Fargo & Co.
2.88%, 10/30/2030	25,000	22,551
3.00%, 10/23/2026	12,000	11,635
3.35%, 03/02/2033	25,000	21,916
4.90%, 07/25/2033	25,000	24,144
5.39%, 04/24/2034	10,000	9,889
5.50%, 01/23/2035	15,000	14,936
5.57%, 07/25/2029	50,000	50,765
6.49%, 10/23/2034	15,000	15,945
		1,319,895
Beverages — 0.0%
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/2029	5,000	4,998
Biotechnology — 0.1%
Amgen, Inc.
5.25%, 03/02/2033	15,000	14,889
Gilead Sciences, Inc.
4.80%, 11/15/2029	18,000	17,963
Royalty Pharma PLC
1.20%, 09/02/2025	10,000	9,752
2.15%, 09/02/2031	25,000	20,491
		63,095

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Building Materials — 0.2%
Builders FirstSource, Inc.
5.00%, 03/01/2030*	$ 55,000	$ 52,284
Standard Industries, Inc.
4.38%, 07/15/2030*	50,000	45,810
Trane Technologies Financing, Ltd.
5.10%, 06/13/2034	5,000	4,944
		103,038
Chemicals — 0.0%
Celanese US Holdings LLC
6.17%, 07/15/2027	10,000	10,149
NOVA Chemicals Corp.
7.00%, 12/01/2031*	10,000	9,952
Sherwin-Williams Co.
4.50%, 06/01/2047	5,000	4,204
		24,305
Commercial Services — 0.3%
Block, Inc.
3.50%, 06/01/2031	10,000	8,805
6.50%, 05/15/2032*	50,000	50,483
Howard University
2.80%, 10/01/2030	5,000	4,360
2.90%, 10/01/2031	40,000	33,584
Service Corp. International
3.38%, 08/15/2030	65,000	56,875
5.13%, 06/01/2029	21,000	20,317
5.75%, 10/15/2032	5,000	4,850
		179,274
Computers — 0.2%
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028*	15,000	14,222
Gartner, Inc.
4.50%, 07/01/2028*	25,000	24,361
Insight Enterprises, Inc.
6.63%, 05/15/2032*	50,000	50,282
		88,865
Diversified Financial Services — 0.1%
Capital One Financial Corp.
1.88%, 11/02/2027	20,000	18,898
5.47%, 02/01/2029	5,000	5,035
7.62%, 10/30/2031	40,000	44,164
Discover Financial Services
7.96%, 11/02/2034	10,000	11,429
		79,526
Electric — 1.4%
AES Corp.
3.30%, 07/15/2025*	8,000	7,923
Alabama Power Co.
3.45%, 10/01/2049	30,000	21,174
4.15%, 08/15/2044	10,000	8,219
Ameren Corp.
5.00%, 01/15/2029	10,000	10,015
American Electric Power Co., Inc.
6.95%, 12/15/2054	20,000	20,635
Baltimore Gas & Electric Co.
5.65%, 06/01/2054	15,000	14,768
Cleco Corporate Holdings LLC
3.38%, 09/15/2029	13,000	11,688
Security Description	Shares or Principal Amount	Value

Electric (continued)
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051	$ 15,000	$ 9,809
5.50%, 03/15/2055	15,000	14,416
Dominion Energy, Inc.
3.38%, 04/01/2030	5,000	4,599
Duke Energy Carolinas LLC
2.55%, 04/15/2031	20,000	17,328
4.25%, 12/15/2041	10,000	8,475
Duke Energy Corp.
2.55%, 06/15/2031	35,000	29,883
5.00%, 08/15/2052	5,000	4,363
5.80%, 06/15/2054	5,000	4,871
Duke Energy Florida LLC
1.75%, 06/15/2030	15,000	12,726
Duke Energy Indiana LLC
2.75%, 04/01/2050	25,000	15,100
Duke Energy Ohio, Inc.
5.55%, 03/15/2054	10,000	9,669
Duke Energy Progress LLC
3.70%, 10/15/2046	10,000	7,412
4.00%, 04/01/2052	10,000	7,642
4.38%, 03/30/2044	15,000	12,622
Edison International
4.13%, 03/15/2028	5,000	4,848
5.25%, 11/15/2028	25,000	25,057
5.25%, 03/15/2032	10,000	9,892
6.95%, 11/15/2029	40,000	42,716
Eversource Energy
3.38%, 03/01/2032	11,000	9,628
5.13%, 05/15/2033	25,000	24,289
5.50%, 01/01/2034	10,000	9,921
FirstEnergy Pennsylvania Electric Co.
3.60%, 06/01/2029*	8,000	7,521
Georgia Power Co.
4.55%, 03/15/2030	15,000	14,747
4.70%, 05/15/2032	5,000	4,871
Jersey Central Power & Light Co.
5.10%, 01/15/2035*	5,000	4,877
National Grid PLC
5.60%, 06/12/2028	5,000	5,098
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/2027	15,000	14,173
2.25%, 06/01/2030	20,000	17,292
Niagara Mohawk Power Corp.
5.29%, 01/17/2034*	5,000	4,889
NSTAR Electric Co.
5.40%, 06/01/2034	10,000	10,049
Ohio Edison Co.
5.50%, 01/15/2033*	10,000	9,995
Pacific Gas & Electric Co.
4.55%, 07/01/2030	25,000	24,195
5.45%, 06/15/2027	10,000	10,115
5.90%, 06/15/2032	15,000	15,398
6.10%, 01/15/2029	5,000	5,172
6.15%, 01/15/2033	10,000	10,379
6.40%, 06/15/2033	40,000	42,163
Public Service Co. of Oklahoma
5.20%, 01/15/2035	15,000	14,522
Public Service Electric & Gas Co.
5.45%, 03/01/2054	5,000	4,842
Public Service Enterprise Group, Inc.
5.45%, 04/01/2034	5,000	4,987
6.13%, 10/15/2033	10,000	10,420

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Puget Energy, Inc.
2.38%, 06/15/2028	$ 20,000	$ 18,258
4.10%, 06/15/2030	12,000	11,314
4.22%, 03/15/2032	18,000	16,453
Sempra
3.70%, 04/01/2029	7,000	6,648
Southern California Edison Co.
4.00%, 04/01/2047	15,000	11,547
5.88%, 12/01/2053	15,000	14,919
5.95%, 11/01/2032	5,000	5,215
Southern Co.
3.25%, 07/01/2026	20,000	19,588
4.85%, 03/15/2035	5,000	4,770
5.20%, 06/15/2033	5,000	4,943
Virginia Electric & Power Co.
2.45%, 12/15/2050	5,000	2,814
5.00%, 04/01/2033	20,000	19,573
5.00%, 01/15/2034	20,000	19,452
5.05%, 08/15/2034	5,000	4,875
5.35%, 01/15/2054	5,000	4,702
Wisconsin Power & Light Co.
5.38%, 03/30/2034	3,000	2,987
Xcel Energy, Inc.
1.75%, 03/15/2027	55,000	51,503
4.60%, 06/01/2032	9,000	8,565
		843,519
Engineering & Construction — 0.2%
GTP Acquisition Partners I LLC
3.48%, 06/15/2050*	135,000	134,061
Entertainment — 0.3%
WarnerMedia Holdings, Inc.
4.05%, 03/15/2029	10,000	9,305
4.28%, 03/15/2032	40,000	35,248
5.05%, 03/15/2042	12,000	9,635
5.14%, 03/15/2052	45,000	33,435
5.39%, 03/15/2062	25,000	18,383
WMG Acquisition Corp.
3.88%, 07/15/2030*	65,000	59,227
		165,233
Environmental Control — 0.2%
Clean Harbors, Inc.
4.88%, 07/15/2027*	80,000	78,373
Republic Services, Inc.
1.45%, 02/15/2031	5,000	4,055
4.88%, 04/01/2029	10,000	9,977
5.20%, 11/15/2034	10,000	9,904
Veralto Corp.
5.50%, 09/18/2026	5,000	5,058
Waste Management, Inc.
3.88%, 01/15/2029*	15,000	14,454
4.95%, 03/15/2035	15,000	14,624
		136,445
Food — 0.1%
Conagra Brands, Inc.
4.85%, 11/01/2028	18,000	17,907
Tyson Foods, Inc.
5.40%, 03/15/2029	20,000	20,216
		38,123
Security Description	Shares or Principal Amount	Value

Gas — 0.1%
Boston Gas Co.
3.76%, 03/16/2032*	$ 5,000	$ 4,452
Brooklyn Union Gas Co.
3.87%, 03/04/2029*	10,000	9,468
KeySpan Gas East Corp.
5.99%, 03/06/2033*	5,000	5,070
NiSource, Inc.
3.49%, 05/15/2027	15,000	14,601
5.35%, 04/01/2034	10,000	9,917
Southern California Gas Co.
5.20%, 06/01/2033	10,000	9,949
5.60%, 04/01/2054	22,000	21,502
		74,959
Hand/Machine Tools — 0.0%
Regal Rexnord Corp.
6.05%, 04/15/2028	10,000	10,171
6.30%, 02/15/2030	10,000	10,287
		20,458
Healthcare-Products — 0.2%
Avantor Funding, Inc.
4.63%, 07/15/2028*	50,000	47,725
Hologic, Inc.
4.63%, 02/01/2028*	44,000	42,662
Smith & Nephew PLC
2.03%, 10/14/2030	15,000	12,572
5.40%, 03/20/2034	10,000	9,926
Solventum Corp.
5.40%, 03/01/2029*	25,000	25,063
5.45%, 03/13/2031*	5,000	4,996
		142,944
Healthcare-Services — 0.4%
Centene Corp.
2.45%, 07/15/2028	15,000	13,499
4.63%, 12/15/2029	75,000	70,932
CommonSpirit Health
3.35%, 10/01/2029	5,000	4,657
Elevance Health, Inc.
4.50%, 10/30/2026	10,000	9,971
4.95%, 11/01/2031	15,000	14,751
HCA, Inc.
3.38%, 03/15/2029	20,000	18,563
Kaiser Foundation Hospitals
2.81%, 06/01/2041	5,000	3,537
3.00%, 06/01/2051	12,000	7,795
UnitedHealth Group, Inc.
2.75%, 05/15/2040	10,000	7,071
3.50%, 08/15/2039	15,000	11,863
4.95%, 01/15/2032	15,000	14,831
4.95%, 05/15/2062	5,000	4,309
5.38%, 04/15/2054	15,000	14,068
5.75%, 07/15/2064	3,000	2,915
6.05%, 02/15/2063	5,000	5,105
		203,867
Home Builders — 0.1%
Taylor Morrison Communities, Inc.
5.13%, 08/01/2030*	19,000	18,182
5.75%, 01/15/2028*	42,000	41,722
		59,904

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance — 0.3%
Arthur J Gallagher & Co.
4.85%, 12/15/2029	$ 5,000	$ 4,977
Athene Global Funding
2.65%, 10/04/2031*	50,000	41,989
2.72%, 01/07/2029*	19,000	17,235
4.72%, 10/08/2029*	30,000	29,258
CNO Global Funding
4.88%, 12/10/2027*	15,000	14,932
Equitable Financial Life Global Funding
1.80%, 03/08/2028*	43,000	38,863
Marsh & McLennan Cos., Inc.
4.75%, 03/15/2039	10,000	9,257
		156,511
Internet — 0.2%
Gen Digital, Inc.
5.00%, 04/15/2025*	35,000	34,920
6.75%, 09/30/2027*	30,000	30,452
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	77,000	75,635
		141,007
Investment Companies — 0.2%
Ares Strategic Income Fund
5.70%, 03/15/2028*	20,000	19,997
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/2026	75,000	71,425
		91,422
Lodging — 0.0%
Las Vegas Sands Corp.
6.20%, 08/15/2034	10,000	10,056
Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp.
4.70%, 11/15/2029	25,000	24,907
Machinery-Diversified — 0.1%
AGCO Corp.
5.45%, 03/21/2027	10,000	10,095
5.80%, 03/21/2034	20,000	20,102
Otis Worldwide Corp.
2.57%, 02/15/2030	30,000	26,648
		56,845
Media — 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	70,000	62,832
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/2031	10,000	8,433
3.50%, 03/01/2042	10,000	6,795
3.90%, 06/01/2052	4,000	2,573
4.20%, 03/15/2028	5,000	4,833
5.05%, 03/30/2029	10,000	9,785
Comcast Corp.
2.89%, 11/01/2051	17,000	10,225
2.99%, 11/01/2063	3,000	1,693
3.20%, 07/15/2036	5,000	4,038
3.25%, 11/01/2039	23,000	17,428
7.05%, 03/15/2033	5,000	5,565
Cox Communications, Inc.
2.60%, 06/15/2031*	20,000	16,851
5.45%, 09/01/2034*	30,000	29,052
Security Description	Shares or Principal Amount	Value

Media (continued)
Discovery Communications LLC
3.63%, 05/15/2030	$ 10,000	$ 8,896
Paramount Global
4.38%, 03/15/2043	8,000	5,824
5.25%, 04/01/2044	15,000	11,655
5.85%, 09/01/2043	15,000	13,035
Sirius XM Radio, Inc.
4.00%, 07/15/2028*	20,000	18,427
4.13%, 07/01/2030*	40,000	34,910
Time Warner Cable LLC
4.50%, 09/15/2042	30,000	22,443
5.88%, 11/15/2040	30,000	26,844
		322,137
Mining — 0.2%
Glencore Funding LLC
5.37%, 04/04/2029*	25,000	25,197
5.63%, 04/04/2034*	40,000	39,822
6.38%, 10/06/2030*	25,000	26,256
Rio Tinto Alcan, Inc.
6.13%, 12/15/2033	15,000	15,821
		107,096
Oil & Gas — 0.9%
BP Capital Markets America, Inc.
2.94%, 06/04/2051	3,000	1,857
4.81%, 02/13/2033	35,000	33,834
4.89%, 09/11/2033	5,000	4,837
4.99%, 04/10/2034	20,000	19,452
5.23%, 11/17/2034	15,000	14,773
ConocoPhillips Co.
4.03%, 03/15/2062	10,000	7,226
4.70%, 01/15/2030	20,000	19,780
5.55%, 03/15/2054	10,000	9,613
5.70%, 09/15/2063	25,000	23,966
Coterra Energy, Inc.
5.40%, 02/15/2035	5,000	4,848
Diamondback Energy, Inc.
5.75%, 04/18/2054	5,000	4,692
5.90%, 04/18/2064	10,000	9,387
Ecopetrol SA
4.63%, 11/02/2031	27,000	22,389
4.63%, 11/02/2031	5,000	4,147
7.75%, 02/01/2032	20,000	19,409
8.38%, 01/19/2036	40,000	38,578
Energean Israel Finance, Ltd.
5.88%, 03/30/2031*	30,000	26,325
EOG Resources, Inc.
5.65%, 12/01/2054	10,000	9,793
Equinor ASA
3.63%, 04/06/2040	20,000	16,159
Hess Corp.
7.13%, 03/15/2033	22,000	24,382
7.30%, 08/15/2031	15,000	16,659
Leviathan Bond, Ltd.
6.50%, 06/30/2027*	50,000	48,378
Patterson-UTI Energy, Inc.
5.15%, 11/15/2029	5,000	4,875
7.15%, 10/01/2033	10,000	10,479
Shell Finance US, Inc.
3.25%, 04/06/2050	13,000	8,759
Shell International Finance BV
2.88%, 11/26/2041	15,000	10,602

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
3.00%, 11/26/2051	$ 3,000	$ 1,898
TotalEnergies Capital SA
4.72%, 09/10/2034	10,000	9,612
5.28%, 09/10/2054	17,000	15,717
5.43%, 09/10/2064	23,000	21,331
5.64%, 04/05/2064	25,000	23,896
Viper Energy, Inc.
5.38%, 11/01/2027*	33,000	32,540
		520,193
Packaging & Containers — 0.2%
Ball Corp.
6.00%, 06/15/2029	80,000	80,580
Graphic Packaging International LLC
4.75%, 07/15/2027*	45,000	43,924
		124,504
Pharmaceuticals — 0.2%
AbbVie, Inc.
4.95%, 03/15/2031	10,000	9,998
5.40%, 03/15/2054	5,000	4,813
Bristol-Myers Squibb Co.
5.55%, 02/22/2054	10,000	9,701
Cardinal Health, Inc.
5.00%, 11/15/2029	25,000	24,844
Cencora, Inc.
4.85%, 12/15/2029	20,000	19,870
CVS Health Corp.
1.75%, 08/21/2030	10,000	8,140
1.88%, 02/28/2031	5,000	4,031
3.25%, 08/15/2029	15,000	13,656
3.75%, 04/01/2030	10,000	9,160
4.13%, 04/01/2040	3,000	2,343
4.78%, 03/25/2038	5,000	4,323
5.05%, 03/25/2048	10,000	8,246
7.00%, 03/10/2055	10,000	10,034
Eli Lilly & Co.
4.20%, 08/14/2029	5,000	4,895
4.60%, 08/14/2034	5,000	4,800
		138,854
Pipelines — 0.4%
Columbia Pipelines Holding Co. LLC
5.10%, 10/01/2031*	5,000	4,879
5.68%, 01/15/2034*	5,000	4,938
6.04%, 08/15/2028*	20,000	20,479
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/2033*	7,000	7,181
Enbridge, Inc.
3.13%, 11/15/2029	15,000	13,732
5.63%, 04/05/2034	15,000	15,088
Energy Transfer LP
6.05%, 12/01/2026	5,000	5,107
6.40%, 12/01/2030	15,000	15,849
Enterprise Products Operating LLC
3.30%, 02/15/2053	10,000	6,574
Hess Midstream Operations LP
4.25%, 02/15/2030*	5,000	4,610
6.50%, 06/01/2029*	30,000	30,297
MPLX LP
5.50%, 06/01/2034	10,000	9,856
Oneok, Inc.
4.40%, 10/15/2029	5,000	4,847
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
4.75%, 10/15/2031	$ 5,000	$ 4,836
5.05%, 11/01/2034	5,000	4,782
5.85%, 11/01/2064	10,000	9,355
6.10%, 11/15/2032	15,000	15,522
Targa Resources Corp.
6.13%, 03/15/2033	5,000	5,155
Western Midstream Operating LP
4.75%, 08/15/2028	15,000	14,733
Whistler Pipeline LLC
5.70%, 09/30/2031*	15,000	14,978
5.95%, 09/30/2034*	5,000	5,014
		217,812
REITS — 0.3%
American Tower Corp.
1.45%, 09/15/2026	15,000	14,181
2.70%, 04/15/2031	5,000	4,316
5.00%, 01/31/2030	5,000	4,971
Crown Castle, Inc.
4.80%, 09/01/2028	25,000	24,717
5.00%, 01/11/2028	20,000	19,982
5.60%, 06/01/2029	10,000	10,193
GLP Capital LP/GLP Financing II, Inc.
5.30%, 01/15/2029	13,000	12,906
Iron Mountain, Inc.
6.25%, 01/15/2033*	15,000	14,940
Regency Centers LP
5.25%, 01/15/2034	20,000	19,710
SBA Tower Trust
2.84%, 01/15/2050*	40,000	39,959
		165,875
Retail — 0.2%
AutoZone, Inc.
4.75%, 08/01/2032	9,000	8,706
5.40%, 07/15/2034	10,000	9,942
6.55%, 11/01/2033	5,000	5,380
FirstCash, Inc.
4.63%, 09/01/2028*	50,000	47,390
5.63%, 01/01/2030*	45,000	43,354
O'Reilly Automotive, Inc.
4.70%, 06/15/2032	6,000	5,796
		120,568
Semiconductors — 0.3%
Broadcom, Inc.
4.15%, 02/15/2028	25,000	24,579
5.05%, 07/12/2029	10,000	10,038
Intel Corp.
3.05%, 08/12/2051	10,000	5,704
3.25%, 11/15/2049	10,000	5,970
3.73%, 12/08/2047	10,000	6,595
4.75%, 03/25/2050	5,000	3,864
5.70%, 02/10/2053	7,000	6,191
5.90%, 02/10/2063	7,000	6,316
Marvell Technology, Inc.
2.45%, 04/15/2028	15,000	13,837
Microchip Technology, Inc.
4.90%, 03/15/2028	15,000	14,947
5.05%, 02/15/2030	15,000	14,896
NXP BV/NXP Funding LLC
5.35%, 03/01/2026	8,000	8,031
5.55%, 12/01/2028	10,000	10,167

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Semiconductors (continued)
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/2027	$ 5,000	$ 4,807
Qorvo, Inc.
3.38%, 04/01/2031*	20,000	17,105
		153,047
Software — 0.5%
Constellation Software, Inc.
5.46%, 02/16/2034*	5,000	5,012
Fair Isaac Corp.
4.00%, 06/15/2028*	60,000	56,618
MSCI, Inc.
3.63%, 11/01/2031*	20,000	17,909
Open Text Corp.
3.88%, 12/01/2029*	65,000	58,796
6.90%, 12/01/2027*	10,000	10,333
Oracle Corp.
2.30%, 03/25/2028	23,000	21,263
3.60%, 04/01/2040	6,000	4,691
3.85%, 04/01/2060	17,000	11,662
4.10%, 03/25/2061	2,000	1,436
4.90%, 02/06/2033	15,000	14,604
SS&C Technologies, Inc.
5.50%, 09/30/2027*	60,000	59,425
		261,749
Telecommunications — 0.2%
AT&T, Inc.
3.65%, 09/15/2059	2,000	1,325
3.80%, 12/01/2057	25,000	17,248
4.50%, 05/15/2035	5,000	4,624
Cisco Systems, Inc.
4.95%, 02/26/2031	15,000	15,054
5.35%, 02/26/2064	10,000	9,586
Nokia Oyj
6.63%, 05/15/2039	20,000	20,323
T-Mobile USA, Inc.
2.05%, 02/15/2028	23,000	21,122
2.40%, 03/15/2029	5,000	4,502
4.70%, 01/15/2035	15,000	14,187
5.75%, 01/15/2034	5,000	5,126
		113,097
Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.75%, 05/24/2026*	20,000	20,204
6.05%, 08/01/2028*	5,000	5,147
		25,351
Total Corporate Bonds & Notes (cost $7,031,579)		6,797,731
ASSET BACKED SECURITIES — 3.1%
Auto Loan Receivables — 0.7%
American Credit Acceptance Receivables Trust
Series 2023-3, Class B 6.09%, 11/12/2027*	19,097	19,139
ARI Fleet Lease Trust
Series 2023-A, Class A2 5.41%, 02/17/2032*	39,890	40,029
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class B 5.43%, 08/15/2028	15,000	15,097
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
Citizens Auto Receivables Trust
Series 2024-1, Class A4 5.03%, 10/15/2030*	$ 15,000	$ 15,111
DT Auto Owner Trust
Series 2023-2A, Class B 5.41%, 02/15/2029*	15,000	15,035
Exeter Automobile Receivables Trust
Series 2023-3A, Class B 6.11%, 09/15/2027	6,330	6,350
Flagship Credit Auto Trust
Series 2023-1, Class B 5.05%, 01/18/2028*	10,000	10,014
Series 2023-2, Class B 5.21%, 05/15/2028*	19,000	19,036
Series 2023-3, Class B 5.64%, 07/16/2029*	19,000	19,181
GM Financial Consumer Automobile Receivables Trust
Series 2024-1, Class B 5.16%, 08/16/2029	5,000	5,042
OneMain Direct Auto Receivables Trust
Series 2023-1A, Class A 5.41%, 11/14/2029*	100,000	101,044
Prestige Auto Receivables Trust
Series 2022-1A, Class B 6.55%, 07/17/2028*	13,128	13,146
Santander Drive Auto Receivables Trust
Series 2023-1, Class B 4.98%, 02/15/2028	14,160	14,171
Series 2023-3, Class B 5.61%, 07/17/2028	25,000	25,229
Series 2023-4, Class B 5.77%, 12/15/2028	30,000	30,411
SBNA Auto Lease Trust
Series 2024-A, Class A4 5.24%, 01/22/2029*	10,000	10,076
SFS Auto Receivables Securitization Trust
Series 2023-1A, Class B 5.71%, 01/22/2030*	15,000	15,300
Westlake Automobile Receivables Trust
Series 2023-1A, Class B 5.41%, 01/18/2028*	10,000	10,034
World Omni Auto Receivables Trust
Series 2023-A, Class B 5.03%, 05/15/2029	15,000	15,063
		398,508
Home Equity — 0.2%
Asset Backed Securities Corp. Home Equity Loan Trust FRS
Series 2004-HE7, Class M2 6.03%, (TSFR1M+1.69%), 10/25/2034	1,082	1,060
Option One Mtg. Loan Trust FRS
Series 2006-3, Class 2A2 4.65%, (TSFR1M+0.31%), 02/25/2037	23,682	10,997
Soundview Home Loan Trust FRS
Series 2006-3, Class A4 4.95%, (TSFR1M+0.61%), 11/25/2036	108,766	100,998
		113,055

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities — 2.2%
Aligned Data Centers Issuer LLC
Series 2023-1A, Class A2 6.00%, 08/17/2048*	$ 40,000	$ 40,581
Series 2022-1A, Class A2 6.35%, 10/15/2047*	60,000	60,608
DLLAA LLC
Series 2023-1A, Class A3 5.64%, 02/22/2028*	15,000	15,225
Domino's Pizza Master Issuer LLC
Series 2021-1A, Class A2I 2.66%, 04/25/2051*	48,625	44,169
Series 2018-1A, Class A2I 4.12%, 07/25/2048*	47,375	47,092
FirstKey Homes Trust
Series 2021-SFR1, Class A 1.54%, 08/17/2038*	94,564	90,015
Series 2022-SFR2, Class A 4.25%, 07/17/2039*	99,271	97,267
Navient Private Education Refi Loan Trust
Series 2023-A, Class A 5.51%, 10/15/2071*	78,495	78,633
Neuberger Berman Loan Advisers NBLA CLO 52, Ltd. FRS
Series 2022-52A, Class AR 5.98%, (TSFR3M+1.35%), 10/24/2038*	250,000	250,531
Pretium Mtg. Credit Partners LLC
Series 2021-RN1, Class A1 4.99%, 02/25/2061*(2)	40,579	40,475
Series 2022-NPL1, Class A1 5.98%, 01/25/2052*(2)	44,051	44,021
Stack Infrastructure Issuer LLC
Series 2023-2A, Class A2 5.90%, 07/25/2048*	40,000	40,480
Summit Issuer LLC
Series 2020-1A, Class A2 2.29%, 12/20/2050*	25,000	24,298
Taco Bell Funding LLC
Series 2021-1A, Class A2II 2.29%, 08/25/2051*	102,180	90,619
VB-S1 Issuer LLC
Series 2024-1A, Class C2 5.59%, 05/15/2054*	30,000	30,044
Venture 42 CLO, Ltd. FRS
Series 2021-42A, Class A1A 6.05%, (TSFR3M+1.39%), 04/15/2034*	100,000	100,125
Vericrest Opportunity Loan Trust
Series 2021-NP11, Class A1 4.87%, 08/25/2051*(2)	36,744	36,701
VOLT CIII LLC
Series 2021-CF1, Class A1 4.99%, 08/25/2051*(2)	41,899	41,854
VOLT XCIV LLC
Series 2021-NPL3, Class A1 5.24%, 02/27/2051*(2)	21,105	21,079
VOLT XCVII LLC
Series 2021-NPL6, Class A1 5.24%, 04/25/2051*(2)	24,819	24,838
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Wendy's Funding LLC
Series 2018-1A, Class A2II 3.88%, 03/15/2048*	$ 46,492	$ 44,542
Series 2022-1A, Class A2I 4.24%, 03/15/2052*	58,500	55,856
		1,319,053
Total Asset Backed Securities (cost $1,793,097)		1,830,616
COLLATERALIZED MORTGAGE OBLIGATIONS — 5.9%
Commercial and Residential — 4.5%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A2 3.90%, 08/10/2035*	110,000	108,550
Angel Oak Mtg. Trust VRS
Series 2021-1, Class A1 0.91%, 01/25/2066*(3)	17,036	14,182
Series 2020-R1, Class A1 0.99%, 04/25/2053*(3)	9,339	8,806
Series 2021-2, Class A1 0.99%, 04/25/2066*(3)	16,891	14,367
Series 2021-3, Class A1 1.07%, 05/25/2066*(3)	32,030	27,138
Series 2021-4, Class A2 1.24%, 01/20/2065*(3)	22,106	18,098
Series 2020-3, Class A1 1.69%, 04/25/2065*(3)	14,378	13,473
Angel Oak Mtg. Trust
Series 2022-3, Class A1 4.00%, 01/25/2067*	67,375	63,422
ARZ Trust
Series 2024-BILT, Class B 6.07%, 06/11/2029*	65,000	65,341
BANK
Series 2019-BN17, Class A4 3.71%, 04/15/2052	91,000	86,114
BANK VRS
Series 2017-BNK8, Class XA 0.71%, 11/15/2050(3)(4)	803,042	13,295
Series 2024-BNK48, Class XA 1.15%, 10/15/2057(3)(4)	160,934	13,710
Series 2020-BN26, Class XA 1.20%, 03/15/2063(3)(4)	962,034	45,702
Bear Stearns Adjustable Rate Mtg. Trust VRS
Series 2005-12, Class 12A1 5.65%, 02/25/2036(3)	20,482	17,955
Benchmark Mtg. Trust VRS
Series 2018-B4, Class XA 0.47%, 07/15/2051(3)(4)	275,955	3,449
Series 2018-B1, Class XA 0.53%, 01/15/2051(3)(4)	118,300	1,545
Series 2018-B8, Class XA 0.62%, 01/15/2052(3)(4)	890,467	17,191
Series 2019-B10, Class XA 1.22%, 03/15/2062(3)(4)	247,875	10,645
Series 2020-B22, Class XA 1.51%, 01/15/2054(3)(4)	148,421	10,493
Series 2020-B18, Class XA 1.78%, 07/15/2053(3)(4)	95,946	5,034
BPR Trust VRS
Series 2024-PMDW, Class B 5.85%, 11/05/2041*(3)	10,000	9,948

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
BX Trust FRS
Series 2024-PAT, Class B 7.44%, (TSFR1M+3.04%), 03/15/2041*	$ 10,000	$ 10,022
Citigroup Mtg. Loan Trust, Inc. FRS
Series 2006-AR1, Class 3A1 5.41%, (H15T1Y+2.4%), 03/25/2036	8,727	8,224
COLT Mtg. Loan Trust VRS
Series 2021-1, Class A1 0.91%, 06/25/2066*(3)	27,730	23,207
Series 2021-3, Class A1 0.96%, 09/27/2066*(3)	64,152	51,298
Series 2021-2, Class A3 1.34%, 08/25/2066*(3)	32,247	26,523
Commercial Mtg. Trust
Series 2015-LC19, Class A4 3.18%, 02/10/2048	38,150	38,090
Commercial Mtg. Trust VRS
Series 2024-CBM, Class B 6.51%, 12/10/2041*(3)	17,000	17,192
Series 2024-277P, Class B 7.00%, 08/10/2044*(3)	35,000	36,353
Connecticut Avenue Securities Trust FRS
Series 2024-R02, Class 1M2 6.37%, (SOFR30A+1.80%), 02/25/2044*	10,000	10,090
Series 2019-HRP1, Class M2 6.83%, (SOFR30A+2.26%), 11/25/2039*	2,113	2,123
Series 2023-R05, Class 1M2 7.66%, (SOFR30A+3.10%), 06/25/2043*	17,000	17,911
Series 2021-R01, Class 1B1 7.67%, (SOFR30A+3.10%), 10/25/2041*	51,800	53,238
Series 2022-R01, Class 1B1 7.72%, (SOFR30A+3.15%), 12/25/2041*	54,000	55,663
Series 2017-C01, Class 1M2 8.23%, (SOFR30A+3.66%), 07/25/2029	8,198	8,437
Series 2016-C07, Class 2M2 9.03%, (SOFR30A+4.46%), 05/25/2029	14,105	14,663
Countrywide Home Loan Mtg. Pass Through Trust
Series 2005-29, Class A1 5.75%, 12/25/2035	14,346	6,750
CSAIL Commercial Mtg. Trust VRS
Series 2015-C2, Class XA 0.67%, 06/15/2057(3)(4)	625,622	538
CSMC Trust VRS
Series 2021-NQM5, Class A1 0.94%, 05/25/2066*(3)	56,110	46,131
Series 2021-NQM4, Class A1 1.10%, 05/25/2066*(3)	42,444	35,824
Series 2021-NQM2, Class A1 1.18%, 02/25/2066*(3)	34,965	30,801
Series 2021-NQM8, Class A1 1.84%, 10/25/2066*(3)	69,840	62,272
Series 2022-NQM1, Class A1 2.27%, 11/25/2066*(3)	79,266	70,495
Series 2017-FHA1, Class A1 3.25%, 04/25/2047*(3)	19,183	17,146
DBJPM Mtg. Trust
Series 2016-C3, Class A5 2.89%, 08/10/2049	115,000	111,218
Series 2016-C1, Class ASB 3.04%, 05/10/2049	15,466	15,317
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
DBJPM Mtg. Trust VRS
Series 2020-C9, Class XA 1.70%, 09/15/2053(3)(4)	$ 97,825	$ 4,422
DC Trust VRS
Series 2024-HLTN, Class A 5.73%, 04/13/2040*(3)	10,000	10,065
Deephaven Residential Mtg. Trust VRS
Series 2022-1, Class A1 2.21%, 01/25/2067*(3)	72,122	64,664
First Horizon Alternative Mtg. Securities Trust VRS
Series 2005-AA3, Class 3A1 6.46%, 05/25/2035(3)	13,291	12,159
GCAT Trust VRS
Series 2021-NQM1, Class A1 0.87%, 01/25/2066*(3)	26,570	22,768
Series 2021-NQM3, Class A1 1.09%, 05/25/2066*(3)	45,084	38,330
Series 2021-NQM4, Class A1 1.09%, 08/25/2066*(3)	57,241	46,284
Series 2021-NQM7, Class A1 1.92%, 08/25/2066*(3)	48,775	44,480
GS Mtg. Securities Corp. II
Series 2012-BWTR, Class A 2.95%, 11/05/2034*	109,589	90,766
Series 2005-ROCK, Class A 5.37%, 05/03/2032*	30,000	29,986
GS Mtg. Securities Corp. II VRS
Series 2024-70P, Class B 5.70%, 03/10/2041*(3)	100,000	98,936
GS Mtg. Securities Corp. Trust VRS
Series 2018-GS10, Class XA 0.31%, 07/10/2051(3)(4)	1,035,158	11,404
GSR Mtg. Loan Trust VRS
Series 2007-AR1, Class 2A1 4.53%, 03/25/2047(3)	8,307	4,985
Series 2006-AR2, Class 3A1 6.02%, 04/25/2036(3)	2,768	1,623
Impac CMB Trust FRS
Series 2005-4, Class 1A1A 4.99%, (TSFR1M+0.38%), 05/25/2035	10,452	9,936
JPMDB Commercial Mtg. Securities Trust
Series 2016-C4, Class A3 3.14%, 12/15/2049	80,000	76,380
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2020-NNN, Class AFX 2.81%, 01/16/2037*	20,000	17,801
Merrill Lynch Mtg. Investors Trust VRS
Series 2005-A2, Class A2 5.48%, 02/25/2035(3)	8,805	8,257
Series 2005-A1, Class 2A1 6.93%, 12/25/2034(3)	2,562	2,575
Mill City Mtg. Loan Trust VRS
Series 2017-3, Class A1 2.75%, 01/25/2061*(3)	1,630	1,621
Series 2018-1, Class A1 3.25%, 05/25/2062*(3)	9,135	9,010
Morgan Stanley Capital I Trust VRS
Series 2017-H1, Class XA 1.30%, 06/15/2050(3)(4)	86,565	1,724
Morgan Stanley Mtg. Loan Trust
Series 2007-12, Class 3A22 6.00%, 08/25/2037	17,192	5,844

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
MortgageIT Trust FRS
Series 2005-4, Class A1 5.01%, (TSFR1M+0.67%), 10/25/2035	$ 11,071	$ 10,887
New Residential Mtg. Loan Trust FRS
Series 2017-5A, Class A1 5.95%, (TSFR1M+1.61%), 06/25/2057*	14,586	14,826
New Residential Mtg. Loan Trust VRS
Series 2016-2A, Class A1 3.75%, 11/26/2035*(3)	17,265	16,371
Series 2015-1A, Class A3 3.75%, 05/28/2052*(3)	7,650	7,242
Series 2016-4A, Class A1 3.75%, 11/25/2056*(3)	17,225	16,126
Series 2017-4A, Class A1 4.00%, 05/25/2057*(3)	16,602	15,733
NMLT Trust VRS
Series 2021-INV1, Class A1 1.19%, 05/25/2056*(3)	58,934	49,472
NRP Mtg. Trust VRS
Series 2013-1, Class A1 3.25%, 07/25/2043*(3)	3,450	3,038
OBX Trust VRS
Series 2021-NQM1, Class A1 1.07%, 02/25/2066*(3)	34,790	29,591
Series 2022-NQM1, Class A1 2.31%, 11/25/2061*(3)	69,135	60,571
Preston Ridge Partners Mtg.
Series 2020-4, Class A1 6.61%, 10/25/2025*(2)	52,839	52,866
SG Commercial Mtg. Securities Trust
Series 2020-COVE, Class A 2.63%, 03/15/2037*	85,000	79,320
SG Residential Mtg. Trust VRS
Series 2021-1, Class A1 1.16%, 07/25/2061*(3)	42,728	34,230
STAR Trust VRS
Series 2021-1, Class A1 1.22%, 05/25/2065*(3)	22,307	20,644
Starwood Mtg. Residential Trust VRS
Series 2021-3, Class A1 1.13%, 06/25/2056*(3)	42,633	36,619
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(3)	85,804	72,220
Tyson Corner Mtg. Trust VRS
Series 2023-CRNR, Class A 6.58%, 12/10/2033*(3)	45,000	46,924
Verus Securitization Trust VRS
Series 2021-4, Class A1 0.94%, 07/25/2066*(3)	80,879	67,548
Series 2021-2, Class A1 1.03%, 02/25/2066*(3)	31,360	27,875
Wells Fargo Commercial Mtg. Trust VRS
Series 2015-NXS3, Class XA 0.86%, 09/15/2057(3)(4)	511,059	1,701
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2006-AR14, Class 2A1 7.39%, 10/25/2036(3)	5,237	4,671
		2,620,479
Security Description	Shares or Principal Amount	Value

U.S. Government Agency — 1.4%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
3.24%, 08/25/2027	$ 68,000	$ 65,732
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K-1510, Class X1 0.48%, 01/25/2034(3)(4)	173,665	5,260
Series K064, Class X1 0.59%, 03/25/2027(3)(4)	282,280	3,069
Series K122, Class X1 0.87%, 11/25/2030(3)(4)	98,499	4,028
Series K121, Class X1 1.02%, 10/25/2030(3)(4)	109,479	5,054
Series K104, Class X1 1.11%, 01/25/2030(3)(4)	163,488	7,401
Series K114, Class X1 1.11%, 06/25/2030(3)(4)	203,200	10,043
Series K111, Class X1 1.57%, 05/25/2030(3)(4)	98,806	6,677
Federal Home Loan Mtg. Corp. REMIC
Series 3964, Class MD 2.00%, 01/15/2041	115	113
Series 5170, Class DP 2.00%, 07/25/2050	40,454	34,508
Series 4961, Class JB 2.50%, 12/15/2042	19,964	17,902
Series 3883, Class PB 3.00%, 05/15/2041	5,900	5,558
Federal Home Loan Mtg. Corp. SCRT
Series 2019-3, Class MV 3.50%, 10/25/2058	11,874	10,745
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2022-DNA3, Class M1B 7.47%, (SOFR30A+2.90%), 04/25/2042*	20,000	20,712
Series 2021-HQA3, Class B1 7.92%, (SOFR30A+3.35%), 09/25/2041*	55,000	56,654
Series 2022-DNA4, Class M1B 7.92%, (SOFR30A+3.35%), 05/25/2042*	25,000	26,153
Series 2023-HQA2, Class M1B 7.92%, (SOFR30A+3.35%), 06/25/2043*	55,000	57,744
Series 2021-DNA6, Class B1 7.97%, (SOFR30A+3.40%), 10/25/2041*	55,000	56,777
Series 2023-HQA1, Class M1B 8.07%, (SOFR30A+3.50%), 05/25/2043*	50,000	53,099
Series 2022-HQA3, Class M1B 8.12%, (SOFR30A+3.55%), 08/25/2042*	10,000	10,510
Series 2021-DNA7, Class B1 8.22%, (SOFR30A+3.65%), 11/25/2041*	20,000	20,791
Series 2022-DNA6, Class M1B 8.27%, (SOFR30A+3.70%), 09/25/2042*	20,000	21,122
Series 2022-HQA2, Class M1B 8.57%, (SOFR30A+4.00%), 07/25/2042*	20,000	21,302
Series 2022-DNA5, Class M1B 9.07%, (SOFR30A+4.50%), 06/25/2042*	35,000	37,531
Federal National Mtg. Assoc.
Series 415, Class A3 STRIPS 3.00%, 11/25/2042	11,178	10,054
Federal National Mtg. Assoc. VRS
Series 2019-M21, Class X3 1.13%, 06/25/2034(3)(4)	315,960	15,852

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mtg. Assoc. REMIC
Series 2013-77, Class BP 1.70%, 06/25/2043	$ 1,810	$ 1,788
Series 2011-117, Class MA 2.00%, 08/25/2040	7	7
Series 2012-21, Class PQ 2.00%, 09/25/2041	3,449	3,205
Series 2012-18, Class GA 2.00%, 12/25/2041	6,240	5,738
Series 2016-11, Class GA 2.50%, 03/25/2046	9,081	8,278
Series 2019-54, Class KC 2.50%, 09/25/2049	33,142	30,176
Series 2015-48, Class QB 3.00%, 02/25/2043	5,910	5,765
Series 2016-38, Class NA 3.00%, 01/25/2046	5,365	4,873
Series 2017-16, Class PB 3.00%, 03/25/2047	30,000	25,558
Series 2017-34, Class JK 3.00%, 05/25/2047	3,136	3,042
Series 2019-45, Class PT 3.00%, 08/25/2049	14,049	12,394
Series 2012-52, Class PA 3.50%, 05/25/2042	5,379	5,100
Series 2017-26, Class CG 3.50%, 07/25/2044	3,930	3,897
Series 2018-23, Class LA 3.50%, 04/25/2048	13,629	12,613
Series 2019-14, Class CA 3.50%, 04/25/2049	14,115	13,301
Series 2017-35, Class AH 3.50%, 04/25/2053	4,527	4,478
Series 2017-84, Class KA 3.50%, 04/25/2053	5,954	5,850
Series 2018-70, Class HA 3.50%, 10/25/2056	9,457	9,158
Series 2019-12, Class HA 3.50%, 11/25/2057	14,496	13,644
Series 2017-49, Class JA 4.00%, 07/25/2053	5,149	5,103
Series 2022-90, Class AY 4.50%, 12/25/2041	70,000	65,410
Government National Mtg. Assoc.
Series 2013-37, Class LG 2.00%, 01/20/2042	4,937	4,777
Series 2005-74, Class HB 7.50%, 09/16/2035	44	45
Series 2005-74, Class HC 7.50%, 09/16/2035	909	927
		829,518
Total Collateralized Mortgage Obligations (cost $3,833,664)		3,449,997
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 24.4%
U.S. Government — 11.6%
United States Treasury Bonds
1.25%, 05/15/2050	591,000	280,184
1.38%, 08/15/2050	190,000	92,648
2.25%, 02/15/2052	160,000	96,998
2.88%, 08/15/2045	370,000	272,900
3.00%, 08/15/2052	340,000	243,939
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
3.13%, 08/15/2044	$ 317,000	$ 246,189
3.38%, 05/15/2044(5)(6)	737,000	597,314
3.63%, 08/15/2043 to 05/15/2053	460,000	383,676
4.13%, 08/15/2044	125,000	113,121
4.25%, 08/15/2054	230,000	210,036
4.50%, 11/15/2054	340,000	324,166
United States Treasury Bonds TIPS
0.25%, 02/15/2050(7)	153,471	89,432
0.63%, 02/15/2043(7)	6,865	5,026
0.75%, 02/15/2045(7)	120,640	87,363
0.88%, 02/15/2047(7)	45,767	33,088
1.38%, 02/15/2044(7)	40,632	33,792
United States Treasury Notes
3.13%, 08/31/2027	1,311,000	1,273,246
3.75%, 06/30/2030	465,000	449,832
3.88%, 11/30/2029	885,000	865,127
4.00%, 02/15/2034	120,000	114,883
4.25%, 11/15/2034	630,000	613,580
4.50%, 11/15/2033	115,000	114,479
United States Treasury Notes TIPS
1.75%, 01/15/2034(7)	297,795	285,490
		6,826,509
U.S. Government Agency — 12.8%
Federal Home Loan Mtg. Corp.
2.00%, 03/01/2051	314,095	245,223
2.50%, 01/01/2028 to 01/01/2052	430,730	351,529
3.00%, 08/01/2027	487	478
3.50%, 03/01/2042 to 09/01/2043	16,985	15,476
4.00%, 10/01/2043	8,524	8,011
4.50%, 01/01/2039 to 08/01/2052	165,511	155,792
5.00%, 05/01/2034 to 10/01/2054	514,905	498,112
5.50%, 07/01/2034 to 05/01/2037	2,348	2,368
6.00%, 08/01/2026	993	999
6.50%, 05/01/2029	217	224
Federal Home Loan Mtg. Corp. FRS
6.74%, (RFUCCT6M+1.49%), 02/01/2037	212	215
Federal National Mtg. Assoc.
2.00%, 04/01/2051 to 05/01/2051	943,273	739,892
2.50%, 02/01/2043 to 05/01/2051	208,574	173,619
2.97%, 06/01/2027	93,605	90,174
3.00%, 12/01/2027 to 06/01/2052	238,299	204,270
3.50%, 08/01/2043	47,049	42,574
4.50%, 01/01/2039 to 12/01/2052	308,064	290,440
5.00%, 05/01/2035 to 07/01/2040	11,004	10,926
5.50%, 12/01/2029 to 06/01/2038	63,312	63,924
6.00%, 12/01/2033 to 11/01/2038	4,604	4,723
7.00%, 06/01/2037	3,019	3,162
Federal National Mtg. Assoc. FRS
6.78%, (RFUCCT1Y+1.57%), 05/01/2037	349	360
7.33%, (RFUCCT1Y+1.82%), 10/01/2040	383	396
Government National Mtg. Assoc.
2.00%, 12/20/2050	45,701	36,628
2.50%, 07/20/2051	323,454	270,313
3.00%, 04/20/2051 to 05/20/2051	229,322	199,296
3.00%, January 30 TBA	275,000	238,434
3.50%, January 30 TBA	500,000	446,896
4.00%, 07/15/2041 to 10/15/2041	11,547	10,829
4.50%, 06/15/2041 to 09/20/2052	234,860	222,977
5.00%, January 30 TBA	125,000	121,255
6.00%, 11/15/2028	2,683	2,726
7.00%, 07/15/2033	1,065	1,097

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Uniform Mtg. Backed Securities
1.50%, January 15 TBA		$ 175,000	$ 149,990
2.00%, January 15 TBA		175,000	154,502
4.00%, January 30 TBA		150,000	137,157
5.50%, January 30 TBA		1,280,000	1,263,038
6.00%, January 30 TBA		1,329,000	1,335,126
			7,493,151
Total U.S. Government & Agency Obligations (cost $15,599,897)			14,319,660
FOREIGN GOVERNMENT OBLIGATIONS — 1.0%
Sovereign — 1.0%
Federative Republic of Brazil
10.00%, 01/01/2031	BRL	577,000	74,421
Government of Bulgaria
1.38%, 09/23/2050	EUR	15,000	9,481
4.88%, 05/13/2036	EUR	15,000	17,042
Government of Macedonia
2.75%, 01/18/2025	EUR	100,000	103,164
Government of Romania
2.63%, 12/02/2040*	EUR	65,000	42,927
2.75%, 04/14/2041	EUR	60,000	40,171
5.88%, 01/30/2029*		14,000	13,632
Republic of Hungary
1.63%, 04/28/2032	EUR	80,000	70,908
Republic of Panama
6.70%, 01/26/2036		15,000	13,897
Republic of Peru
3.00%, 01/15/2034		10,000	8,025
5.38%, 02/08/2035		15,000	14,403
5.88%, 08/08/2054		10,000	9,528
Republic of Philippines
1.75%, 04/28/2041	EUR	100,000	74,414
Republic of Uruguay
4.38%, 01/23/2031		15,000	14,535
United Mexican States
4.75%, 03/08/2044		92,000	69,806
6.05%, 01/11/2040		6,000	5,548
Total Foreign Government Obligations (cost $771,936)			581,902
MUNICIPAL SECURITIES — 0.6%
Chicago Board of Education General Obligation Bonds
6.14%, 12/01/2039		15,000	13,889
6.32%, 11/01/2029		30,000	29,676
County of Riverside, CA Revenue Bonds
3.07%, 02/15/2028		70,000	66,583
Florida State Board of Administration Finance Corp. Revenue Bonds
1.26%, 07/01/2025		65,000	63,916
Metropolitan Transportation Authority Revenue Bonds
4.75%, 11/15/2045		30,000	30,632
Municipal Electric Authority of Georgia Revenue Bonds
6.64%, 04/01/2057		10,000	10,670
New York Transportation Development Corp. Revenue Bonds
4.25%, 09/01/2035		50,000	47,863
Security Description	Shares or Principal Amount	Value

Philadelphia Authority for Industrial Development Revenue Bonds
6.55%, 10/15/2028	$ 65,000	$ 68,514
State of California General Obligation Bonds
7.30%, 10/01/2039	15,000	17,079
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A1
5.10%, 04/01/2035	27,807	27,866
Total Municipal Securities (cost $393,976)		376,688
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50%, 04/04/2016† (cost $0)	10,000	7
PURCHASED OPTIONS† — 0.2%
Purchased Options - Calls — 0.2%
Over the Counter call option on the USD vs. CNY (Expiration Date: 01/06/2025; Strike Price: CNY 7.69; Counterparty: Goldman Sachs International)	5,889,048	6
Over the Counter call option on the USD vs. CNY (Expiration Date: 03/25/2025; Strike Price: CNY 7.78; Counterparty: JPMorgan Chase Bank, N.A.)	5,933,065	4,224
Over the Counter call option on the USD vs. CNY (Expiration Date: 07/31/2025; Strike Price: CNY 7.77; Counterparty: JPMorgan Chase Bank, N.A.)	2,695,226	10,457
Over the Counter call option on the USD vs. CNY (Expiration Date: 09/01/2025; Strike Price: CNY 7.66; Counterparty: JPMorgan Chase Bank, N.A.)	2,985,012	19,191
Over the Counter call option on the USD vs. CNY (Expiration Date: 10/16/2025; Strike Price: USD 7.76; Counterparty: Standard Chartered Bank)	5,775,080	32,878
Over the Counter call option on the USD vs. CNY (Expiration Date: 12/02/2025; Strike Price: CNY 8.02; Counterparty: Goldman Sachs International)	6,317,191	22,856
Total Purchased Options (cost $126,660)		89,612
Total Long-Term Investment Securities (cost $54,387,311)		60,052,689
REPURCHASE AGREEMENTS — 2.4%
Bank of America Securities LLC Joint Repurchase Agreement(8)	310,000	310,000
Barclays Capital, Inc. Joint Repurchase Agreement(8)	260,000	260,000
BNP Paribas SA Joint Repurchase Agreement(8)	260,000	260,000
Deutsche Bank AG Joint Repurchase Agreement(8)	300,000	300,000

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS (continued)
RBS Securities, Inc. Joint Repurchase Agreement(8)	$ 300,000	$ 300,000
Total Repurchase Agreements (cost $1,430,000)		1,430,000
TOTAL INVESTMENTS (cost $55,817,311)	104.7%	61,482,689
Other assets less liabilities	(4.7)	(2,768,692)
NET ASSETS	100.0%	$58,713,997
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Moderate Growth Portfolio has no right to demand registration of these securities. At December 31, 2024, the aggregate value of these securities was $7,007,870 representing 11.9% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of December 31, 2024.
(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Interest Only
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	Principal amount of security is adjusted for inflation.
(8)	See Note 2 for details of Joint Repurchase Agreements.
CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
H15T1Y—US Treasury Yield Curve Rate Note Constant Maturity 1 Year
REMIC—Real Estate Mortgage Investment Conduit
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Month
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
BRL—Brazilian Real
CNY—Chinese Yuan
EUR—Euro Currency
The rates shown on FRS and/or VRS are the current interest rates at December 31, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	65,000	USD	Fixed 2.880%	12-Month SOFR	Annual	Annual	Mar 2053	$ 698	$11,151	$11,849
Centrally Cleared	120,000	USD	Fixed 2.970	12-Month SOFR	Annual	Annual	Mar 2053	68	20,000	20,068
Centrally Cleared	210,000	USD	Fixed 3.590	12-Month SOFR	Annual	Annual	Sep 2053	900	12,224	13,124
Centrally Cleared	60,000	USD	Fixed 3.750	12-Month SOFR	Annual	Annual	Dec 2054	89	1,831	1,920
								$1,755	$45,206	$46,961
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
1	Short	Euro Buxl 30 Year Bonds	March 2025	$ 145,868	$ 137,436	$ 8,432
3	Short	Euro-OAT	March 2025	390,919	383,471	7,448
5	Short	U.S. Treasury 10 Year Notes	March 2025	546,625	543,750	2,875
7	Short	U.S. Treasury 2 Year Notes	March 2025	1,441,140	1,439,266	1,874
7	Short	U.S. Treasury 5 Year Notes	March 2025	751,539	744,133	7,406
2	Short	U.S. Treasury Long Bonds	March 2025	233,023	227,687	5,336
						$33,371
						Unrealized (Depreciation)
14	Long	Australian 10 Year Bonds	March 2025	$990,281	$978,099	$(12,182)
2	Long	E-Mini Russell 2000 Index	March 2025	225,384	224,980	(404)
2	Long	U.S. Treasury Ultra 10 Year Notes	March 2025	225,250	222,625	(2,625)
1	Long	U.S. Treasury Ultra Bonds	March 2025	127,755	118,906	(8,849)
4	Short	Canada 10 Year Bonds	March 2025	335,017	341,188	(6,171)
						$(30,231)
		Net Unrealized Appreciation (Depreciation)				$3,140
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Deutsche Bank AG	EUR	354,000	USD	373,933	03/19/2025	$6,022	$—
Goldman Sachs International	BRL	516,000	USD	84,616	03/19/2025	2,176	—
Unrealized Appreciation (Depreciation)						$8,198	$—
BRL—Brazilian Real
EUR—Euro Currency
USD—United States Dollar
The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$1,843,187	$—	$0	$1,843,187
Other Industries	30,763,289	—	—	30,763,289
Corporate Bonds & Notes	—	6,797,731	—	6,797,731
Asset Backed Securities	—	1,830,616	—	1,830,616
Collateralized Mortgage Obligations	—	3,449,997	—	3,449,997
U.S. Government & Agency Obligations	—	14,319,660	—	14,319,660
Foreign Government Obligations	—	581,902	—	581,902
Municipal Securities	—	376,688	—	376,688
Escrows and Litigation Trusts	—	7	—	7
Purchased Options	—	89,612	—	89,612
Repurchase Agreements	—	1,430,000	—	1,430,000
Total Investments at Value	$32,606,476	$28,876,213	$0	$61,482,689
Other Financial Instruments:†
Swaps	$—	$45,206	$—	$45,206
Futures Contracts	33,371	—	—	33,371
Forward Foreign Currency Contracts	—	8,198	—	8,198
Total Other Financial Instruments	$33,371	$53,404	$—	$86,775
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$30,231	$—	$—	$30,231
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.7%
Advertising — 0.4%
Stagwell, Inc.†	79,997	$ 526,380
TechTarget, Inc.†	928	18,393
		544,773
Aerospace/Defense — 1.3%
AAR Corp.†	1,243	76,171
AeroVironment, Inc.†	987	151,889
Archer Aviation, Inc., Class A†	5,462	53,255
Barnes Group, Inc.	1,616	76,372
Hexcel Corp.	13,332	835,916
Joby Aviation, Inc.†	7,845	63,780
Mercury Systems, Inc.†	1,787	75,054
Moog, Inc., Class A	1,484	292,111
National Presto Industries, Inc.	180	17,716
Rocket Lab USA, Inc.†	4,713	120,040
Standardaero, Inc.†	1,908	47,242
Triumph Group, Inc.†	2,727	50,886
		1,860,432
Agriculture — 0.7%
Andersons, Inc.	2,492	100,976
Darling Ingredients, Inc.†	14,311	482,137
Dole PLC	10,023	135,711
Fresh Del Monte Produce, Inc.	2,579	85,649
Turning Point Brands, Inc.	688	41,349
Universal Corp.	871	47,766
Vital Farms, Inc.†	4,076	153,624
		1,047,212
Airlines — 0.5%
Alaska Air Group, Inc.†	4,475	289,756
Allegiant Travel Co.	513	48,283
JetBlue Airways Corp.†	12,874	101,190
SkyWest, Inc.†	3,014	301,792
Sun Country Airlines Holdings, Inc.†	3,312	48,289
		789,310
Apparel — 1.4%
Carter's, Inc.	1,271	68,876
Crocs, Inc.†	629	68,894
Hanesbrands, Inc.†	12,427	101,156
Kontoor Brands, Inc.	1,750	149,468
Oxford Industries, Inc.	6,054	476,934
PVH Corp.	5,591	591,248
Steven Madden, Ltd.	4,749	201,928
VF Corp.	11,666	250,352
Wolverine World Wide, Inc.	6,971	154,756
		2,063,612
Auto Manufacturers — 0.1%
Blue Bird Corp.†	1,577	60,919
Wabash National Corp.	1,528	26,175
		87,094
Auto Parts & Equipment — 0.9%
Adient PLC†	5,246	90,389
American Axle & Manufacturing Holdings, Inc.†	9,913	57,793
Aurora Innovation, Inc.†	12,879	81,138
Dana, Inc.	7,214	83,394
Dorman Products, Inc.†	1,677	217,255
Fox Factory Holding Corp.†	13,248	401,017
Gentherm, Inc.†	1,092	43,598
Phinia, Inc.	3,977	191,572
Security Description	Shares or Principal Amount	Value

Auto Parts & Equipment (continued)
Standard Motor Products, Inc.	728	$ 22,553
Titan International, Inc.†	7,532	51,142
XPEL, Inc.†	799	31,912
		1,271,763
Banks — 8.4%
Amalgamated Financial Corp.	3,078	103,021
Amerant Bancorp, Inc.	434	9,726
Ameris Bancorp	5,765	360,716
Associated Banc-Corp	948	22,657
Atlantic Union Bankshares Corp.	3,766	142,656
BancFirst Corp.	701	82,143
Bancorp, Inc.†	5,630	296,307
Bank of Hawaii Corp.	1,401	99,807
Bank of N.T. Butterfield & Son, Ltd.	5,344	195,323
BankUnited, Inc.	3,842	146,649
Banner Corp.	2,182	145,692
Bridgewater Bancshares, Inc.†	297	4,012
Business First Bancshares, Inc.	2,336	60,035
Byline Bancorp, Inc.	2,192	63,568
Cadence Bank	1,075	37,034
Capital City Bank Group, Inc.	283	10,372
Cathay General Bancorp	2,510	119,501
Central Pacific Financial Corp.	1,703	49,472
City Holding Co.	518	61,373
CNB Financial Corp.	922	22,921
Coastal Financial Corp.†	1,424	120,912
Community Financial System, Inc.	2,363	145,750
ConnectOne Bancorp, Inc.	5,001	114,573
Customers Bancorp, Inc.†	2,921	142,194
CVB Financial Corp.	4,629	99,107
Dime Community Bancshares, Inc.	2,002	61,531
Eagle Bancorp, Inc.	1,065	27,722
Eastern Bankshares, Inc.	8,658	149,351
Enterprise Financial Services Corp.	2,937	165,647
Equity Bancshares, Inc., Class A	2,348	99,602
FB Financial Corp.	1,806	93,027
First Bancorp	1,457	64,064
First BanCorp/Puerto Rico	35,178	653,959
First Bancshares, Inc.	2,090	73,150
First Commonwealth Financial Corp.	3,577	60,523
First Financial Bancorp	3,366	90,478
First Financial Corp.	923	42,633
First Hawaiian, Inc.	4,509	117,009
First Interstate BancSystem, Inc., Class A	460	14,936
First Merchants Corp.	13,813	551,001
First Mid Bancshares, Inc.	846	31,150
Fulton Financial Corp.	6,417	123,720
Glacier Bancorp, Inc.	437	21,946
Hancock Whitney Corp.	1,411	77,210
Hanmi Financial Corp.	4,718	111,439
Heartland Financial USA, Inc.	594	36,415
Heritage Commerce Corp.	7,603	71,316
Heritage Financial Corp.	1,204	29,498
Hilltop Holdings, Inc.	3,742	107,133
Home BancShares, Inc.	689	19,499
Hope Bancorp, Inc.	7,429	91,302
Independent Bank Corp.	2,192	140,705
Independent Bank Group, Inc.	1,271	77,112
Lakeland Financial Corp.	899	61,815
Mercantile Bank Corp.	185	8,231
Merchants Bancorp	1,171	42,706
Metropolitan Bank Holding Corp.†	984	57,466

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Mid Penn Bancorp, Inc.	188	$ 5,422
MidWestOne Financial Group, Inc.	295	8,590
MVB Financial Corp.	85	1,760
National Bank Holdings Corp., Class A	1,340	57,700
NBT Bancorp, Inc.	1,663	79,425
OFG Bancorp	4,526	191,540
Old National Bancorp	9,420	204,461
Old Second Bancorp, Inc.	5,630	100,101
Park National Corp.	513	87,944
Pathward Financial, Inc.	4,266	313,892
Peapack-Gladstone Financial Corp.	621	19,903
Pinnacle Financial Partners, Inc.	647	74,010
Preferred Bank	899	77,656
Premier Financial Corp.	627	16,032
QCR Holdings, Inc.	7,313	589,720
Renasant Corp.	2,241	80,116
S&T Bancorp, Inc.	1,349	51,559
Seacoast Banking Corp. of Florida	26,636	733,289
ServisFirst Bancshares, Inc.	1,769	149,905
Simmons First National Corp., Class A	4,427	98,191
South Plains Financial, Inc.	1,476	51,291
Southside Bancshares, Inc.	2,062	65,489
SouthState Corp.	6,240	620,755
Stellar Bancorp, Inc.	1,676	47,515
Texas Capital Bancshares, Inc.†	384	30,029
Tompkins Financial Corp.	441	29,913
Towne Bank	1,001	34,094
TriCo Bancshares	11,680	510,416
Triumph Financial, Inc.†	773	70,250
TrustCo Bank Corp.	670	22,318
Trustmark Corp.	2,547	90,087
UMB Financial Corp.	709	80,018
United Bankshares, Inc.	826	31,016
United Community Banks, Inc.	21,448	692,985
Unity Bancorp, Inc.	875	38,159
Veritex Holdings, Inc.	19,406	527,067
Walker & Dunlop, Inc.	1,131	109,945
WesBanco, Inc.	819	26,650
Westamerica BanCorp	941	49,365
Wintrust Financial Corp.	760	94,780
		12,192,175
Beverages — 0.5%
MGP Ingredients, Inc.	495	19,488
National Beverage Corp.	825	35,203
Primo Brands Corp.	15,809	486,443
Vita Coco Co., Inc.†	3,316	122,393
		663,527
Biotechnology — 4.3%
ACADIA Pharmaceuticals, Inc.†	4,341	79,657
ADMA Biologics, Inc.†	8,334	142,928
Akero Therapeutics, Inc.†	4,204	116,955
Allogene Therapeutics, Inc.†	7,330	15,613
Amicus Therapeutics, Inc.†	13,305	125,333
ANI Pharmaceuticals, Inc.†	1,057	58,431
Annexon, Inc.†	27,757	142,393
Arcus Biosciences, Inc.†	1,903	28,336
Arcutis Biotherapeutics, Inc.†	20,631	287,390
Arrowhead Pharmaceuticals, Inc.†	1,399	26,301
Axsome Therapeutics, Inc.†	2,393	202,472
Biohaven, Ltd.†	1,996	74,551
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Blueprint Medicines Corp.†	745	$ 64,979
Bridgebio Pharma, Inc.†	781	21,431
Caribou Biosciences, Inc.†	38,018	60,449
Cartesian Therapeutics, Inc.†	5,102	91,377
Certara, Inc.†	3,859	41,098
Crinetics Pharmaceuticals, Inc.†	3,621	185,142
Cytek Biosciences, Inc.†	3,678	23,870
Dynavax Technologies Corp.†	4,310	55,039
Esperion Therapeutics, Inc.†	24,764	54,481
Evolus, Inc.†	36,495	402,905
Fate Therapeutics, Inc.†	23,200	38,280
Immunome, Inc.†	11,875	126,113
Immunovant, Inc.†	2,546	63,064
Innoviva, Inc.†	1,942	33,694
Insmed, Inc.†	2,420	167,077
Intellia Therapeutics, Inc.†	1,418	16,534
Intra-Cellular Therapies, Inc.†	5,452	455,351
iTeos Therapeutics, Inc.†	10,886	83,604
Janux Therapeutics, Inc.†	2,108	112,862
Krystal Biotech, Inc.†	892	139,741
Kyverna Therapeutics, Inc.†	8,963	33,522
Ligand Pharmaceuticals, Inc.†	666	71,362
MeiraGTx Holdings PLC†	5,282	32,167
Mersana Therapeutics, Inc.†	19,523	27,918
Myriad Genetics, Inc.†	3,209	43,995
NeoGenomics, Inc.†	49,156	810,091
Nkarta, Inc.†	42,978	107,015
Olema Pharmaceuticals, Inc.†	2,617	15,257
OmniAb, Inc. (Earnout Shares 12.50)†(1)	927	0
OmniAb, Inc. (Earnout Shares 15.00)†(1)	927	0
Ovid Therapeutics, Inc.†	23,532	21,972
Prothena Corp. PLC†	1,497	20,733
PTC Therapeutics, Inc.†	1,362	61,481
Recursion Pharmaceuticals, Inc., Class A†	13,054	88,245
Relay Therapeutics, Inc.†	11,952	49,242
Replimune Group, Inc.†	3,576	43,305
REVOLUTION Medicines, Inc.†	4,874	213,189
Sana Biotechnology, Inc.†	38	62
SpringWorks Therapeutics, Inc.†	3,251	117,459
Sutro Biopharma, Inc.†	387	712
Syndax Pharmaceuticals, Inc.†	4,192	55,418
Taysha Gene Therapies, Inc.†	48,492	83,891
Tenaya Therapeutics, Inc.†	53,258	76,159
TG Therapeutics, Inc.†	4,705	141,620
Travere Therapeutics, Inc.†	5,063	88,197
Tyra Biosciences, Inc.†	1,462	20,322
Ventyx Biosciences, Inc.†	13,929	30,505
Vericel Corp.†	3,766	206,791
Viking Therapeutics, Inc.†	4,618	185,828
Vir Biotechnology, Inc.†	3,253	23,877
Wave Life Sciences, Ltd.†	3,186	39,411
Xencor, Inc.†	3,615	83,073
		6,330,270
Building Materials — 2.5%
American Woodmark Corp.†	546	43,423
Apogee Enterprises, Inc.	1,436	102,545
Armstrong World Industries, Inc.	1,537	217,224
Boise Cascade Co.	2,226	264,582
Gibraltar Industries, Inc.†	1,626	95,771
Griffon Corp.	5,588	398,257
Hayward Holdings, Inc.†	44,938	687,102
Knife River Corp.†	856	87,004

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building Materials (continued)
Masterbrand, Inc.†	4,481	$ 65,467
Modine Manufacturing Co.†	2,907	337,009
Simpson Manufacturing Co., Inc.	4,288	711,079
SPX Technologies, Inc.†	1,634	237,780
Summit Materials, Inc., Class A†	1,932	97,759
UFP Industries, Inc.	2,190	246,704
		3,591,706
Chemicals — 2.7%
AdvanSix, Inc.	942	26,838
Avient Corp.	2,135	87,236
Balchem Corp.	5,864	955,803
Cabot Corp.	1,531	139,796
Ecovyst, Inc.†	925	7,067
Element Solutions, Inc.	30,178	767,427
H.B. Fuller Co.	2,989	201,698
Hawkins, Inc.	1,205	147,817
Ingevity Corp.†	1,281	52,201
Innospec, Inc.	1,747	192,275
Koppers Holdings, Inc.	715	23,166
Mativ Holdings, Inc.	1,916	20,884
Minerals Technologies, Inc.	1,124	85,660
Orion SA	33,538	529,565
Quaker Chemical Corp.	483	67,987
Rogers Corp.†	5,041	512,216
Sensient Technologies Corp.	1,493	106,391
Stepan Co.	745	48,201
Tronox Holdings PLC	2,393	24,097
		3,996,325
Coal — 0.5%
Alpha Metallurgical Resources, Inc.†	560	112,067
Arch Resources, Inc.	1,120	158,166
CONSOL Energy, Inc.	1,137	121,295
Peabody Energy Corp.	4,839	101,329
SunCoke Energy, Inc.	4,247	45,443
Warrior Met Coal, Inc.	3,237	175,575
		713,875
Commercial Services — 4.6%
ABM Industries, Inc.	8,098	414,456
Adtalem Global Education, Inc.†	2,668	242,388
Alarm.com Holdings, Inc.†	1,743	105,974
AMN Healthcare Services, Inc.†	1,342	32,101
API Group Corp.†	6,740	242,438
Arlo Technologies, Inc.†	3,537	39,579
Barrett Business Services, Inc.	2,958	128,496
Brink's Co.	1,063	98,615
CBIZ, Inc.†	1,686	137,965
CoreCivic, Inc.†	6,999	152,158
Deluxe Corp.	1,561	35,263
EVERTEC, Inc.	5,214	180,039
GEO Group, Inc.†	8,035	224,819
Green Dot Corp., Class A†	1,896	20,173
Healthcare Services Group, Inc.†	2,584	30,013
Heidrick & Struggles International, Inc.	1,296	57,426
Herc Holdings, Inc.	1,127	213,375
Hertz Global Holdings, Inc.†	4,325	15,830
Huron Consulting Group, Inc.†	578	71,822
John Wiley & Sons, Inc., Class A	3,435	150,144
KinderCare Learning Cos., Inc.†	7,468	132,930
Korn Ferry	3,177	214,289
Laureate Education, Inc.†	3,943	72,117
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Legalzoom.com, Inc.†	5,310	$ 39,878
LiveRamp Holdings, Inc.†	36,332	1,103,403
Matthews International Corp., Class A	1,079	29,867
Mister Car Wash, Inc.†	3,295	24,021
Monro, Inc.	1,875	46,500
Payoneer Global, Inc.†	9,052	90,882
Perdoceo Education Corp.	4,167	110,300
PROG Holdings, Inc.	1,465	61,911
Progyny, Inc.†	2,612	45,057
Remitly Global, Inc.†	1,481	33,426
Robert Half, Inc.	3,578	252,106
Strategic Education, Inc.	858	80,154
Stride, Inc.†	2,783	289,237
TriNet Group, Inc.	1,980	179,725
UL Solutions, Inc.	9,136	455,704
Upbound Group, Inc.	1,716	50,056
Verra Mobility Corp.†	28,769	695,634
Vestis Corp.	4,033	61,463
Viad Corp.†	747	31,755
		6,693,489
Computers — 3.2%
Amentum Holdings Inc†	4,375	92,006
ASGN, Inc.†	7,677	639,801
Conduent, Inc.†	23,197	93,716
Corsair Gaming, Inc.†	1,587	10,490
DXC Technology Co.†	6,382	127,512
Grid Dynamics Holdings, Inc.†	2,177	48,416
Insight Enterprises, Inc.†	1,324	201,380
KBR, Inc.	1,813	105,027
Lumentum Holdings, Inc.†	10,470	878,957
NCR Atleos Corp.†	2,556	86,700
NCR Voyix Corp.†	5,146	71,221
NetScout Systems, Inc.†	2,528	54,756
OneSpan, Inc.†	4,883	90,531
PAR Technology Corp.†	2,322	168,740
Qualys, Inc.†	923	129,423
Rigetti Computing, Inc.†	16,115	245,915
Science Applications International Corp.	3,903	436,277
Unisys Corp.†	11,266	71,314
V2X, Inc.†	9,908	473,900
WNS Holdings, Ltd.†	14,400	682,416
		4,708,498
Cosmetics/Personal Care — 0.3%
e.l.f. Beauty, Inc.†	797	100,064
Edgewell Personal Care Co.	2,672	89,779
Honest Co., Inc.†	6,268	43,437
Interparfums, Inc.	632	83,114
Prestige Consumer Healthcare, Inc.†	1,742	136,033
		452,427
Distribution/Wholesale — 0.6%
G-III Apparel Group, Ltd.†	1,361	44,396
Hudson Technologies, Inc.†	514	2,868
MRC Global, Inc.†	3,997	51,082
OPENLANE, Inc.†	3,767	74,737
Resideo Technologies, Inc.†	7,679	177,001
Rush Enterprises, Inc., Class A	5,870	321,617
ScanSource, Inc.†	1,858	88,162
WESCO International, Inc.	647	117,081
		876,944

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services — 4.2%
Acadian Asset Management, Inc.	2,445	$ 64,401
Air Lease Corp.	3,652	176,063
Artisan Partners Asset Management, Inc., Class A	2,470	106,334
BGC Group, Inc., Class A	16,672	151,048
Bread Financial Holdings, Inc.	1,753	107,038
Cohen & Steers, Inc.	945	87,261
Enact Holdings, Inc.	5,111	165,494
Encore Capital Group, Inc.†	8,197	391,571
Enova International, Inc.†	3,785	362,906
EZCORP, Inc., Class A†	1,815	22,179
Federal Agricultural Mtg. Corp., Class C	135	26,588
FTAI Aviation, Ltd.	1,303	187,684
Houlihan Lokey, Inc.	4,179	725,725
International Money Express, Inc.†	2,377	49,513
LendingClub Corp.†	3,268	52,909
Moelis & Co., Class A	2,489	183,887
Mr. Cooper Group, Inc.†	4,927	473,041
Navient Corp.	2,725	36,215
PennyMac Financial Services, Inc.	723	73,847
Perella Weinberg Partners	33,530	799,355
Piper Sandler Cos.	947	284,053
PJT Partners, Inc., Class A	836	131,929
PRA Group, Inc.†	2,276	47,546
Radian Group, Inc.	9,446	299,627
StepStone Group, Inc., Class A	2,229	129,015
StoneX Group, Inc.†	2,344	229,642
Upstart Holdings, Inc.†	4,526	278,666
Victory Capital Holdings, Inc., Class A	2,704	177,004
Virtu Financial, Inc., Class A	2,848	101,617
Virtus Investment Partners, Inc.	986	217,492
WisdomTree, Inc.	4,034	42,357
World Acceptance Corp.†	114	12,818
		6,194,825
Electric — 0.8%
Avista Corp.	3,195	117,033
Black Hills Corp.	541	31,659
Clearway Energy, Inc., Class A	2,070	50,612
Clearway Energy, Inc., Class C	5,129	133,354
IDACORP, Inc.	1,228	134,196
MGE Energy, Inc.	1,276	119,893
Otter Tail Corp.	1,475	108,914
Portland General Electric Co.	4,108	179,191
TXNM Energy, Inc.	1,913	94,062
Unitil Corp.	3,575	193,729
		1,162,643
Electrical Components & Equipment — 0.1%
Energizer Holdings, Inc.	2,303	80,352
Insteel Industries, Inc.	686	18,529
Powell Industries, Inc.	330	73,144
		172,025
Electronics — 2.9%
Advanced Energy Industries, Inc.	1,328	153,557
Atkore, Inc.	1,777	148,291
Badger Meter, Inc.	1,037	219,968
Bel Fuse, Inc., Class A	1,078	97,106
Benchmark Electronics, Inc.	6,952	315,621
Brady Corp., Class A	1,553	114,689
CTS Corp.	1,062	55,999
ESCO Technologies, Inc.	7,279	969,635
Evolv Technologies Holdings, Inc.†	27,956	110,426
Security Description	Shares or Principal Amount	Value

Electronics (continued)
Itron, Inc.†	1,590	$ 172,642
Knowles Corp.†	9,099	181,343
Mesa Laboratories, Inc.	191	25,187
Mirion Technologies, Inc.†	23,375	407,894
NEXTracker, Inc., Class A†	831	30,356
NVE Corp.	1,103	89,817
OSI Systems, Inc.†	548	91,752
Plexus Corp.†	2,416	378,056
Sanmina Corp.†	5,389	407,786
TTM Technologies, Inc.†	3,595	88,976
Turtle Beach Corp.†	489	8,465
Vicor Corp.†	812	39,236
Vishay Intertechnology, Inc.	11,586	196,267
		4,303,069
Energy-Alternate Sources — 0.2%
Fluence Energy, Inc.†	2,392	37,985
Green Plains, Inc.†	3,159	29,947
REX American Resources Corp.†	816	34,019
SolarEdge Technologies, Inc.†	2,043	27,785
Sunnova Energy International, Inc.†	1,646	5,646
Sunrun, Inc.†	11,581	107,124
		242,506
Engineering & Construction — 2.3%
Arcosa, Inc.	3,757	363,452
Comfort Systems USA, Inc.	164	69,546
Construction Partners, Inc., Class A†	1,329	117,563
Dycom Industries, Inc.†	2,098	365,178
Everus Construction Group, Inc.†	1,797	118,153
Fluor Corp.†	4,560	224,899
Frontdoor, Inc.†	2,673	146,133
Granite Construction, Inc.	2,224	195,067
IES Holdings, Inc.†	562	112,940
MYR Group, Inc.†	2,352	349,907
NV5 Global, Inc.†	1,835	34,571
Primoris Services Corp.	14,046	1,073,114
Sterling Infrastructure, Inc.†	1,242	209,215
		3,379,738
Entertainment — 0.5%
Accel Entertainment, Inc.†	7,719	82,439
Cinemark Holdings, Inc.†	4,979	154,249
Golden Entertainment, Inc.	725	22,910
IMAX Corp.†	831	21,274
Lions Gate Entertainment Corp., Class A†	3,377	28,840
Madison Square Garden Sports Corp.†	590	133,151
Monarch Casino & Resort, Inc.	1,035	81,662
Penn Entertainment, Inc.†	5,275	104,550
Six Flags Entertainment Corp.	3,288	158,449
		787,524
Environmental Control — 0.1%
Enviri Corp.†	2,825	21,753
Tetra Tech, Inc.	4,392	174,977
		196,730
Food — 1.5%
B&G Foods, Inc.	2,791	19,230
Cal-Maine Foods, Inc.	2,819	290,132
Chefs' Warehouse, Inc.†	17,876	881,644
Grocery Outlet Holding Corp.†	3,424	53,449
Hain Celestial Group, Inc.†	3,180	19,557
J&J Snack Foods Corp.	548	85,011

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food (continued)
John B. Sanfilippo & Son, Inc.	318	$ 27,701
Simply Good Foods Co.†	3,215	125,321
SpartanNash Co.	1,190	21,801
Sprouts Farmers Market, Inc.†	2,610	331,653
SunOpta, Inc.†	5,949	45,807
Tootsie Roll Industries, Inc.	580	18,751
TreeHouse Foods, Inc.†	1,625	57,086
United Natural Foods, Inc.†	2,830	77,287
Utz Brands, Inc.	2,631	41,201
WK Kellogg Co.	2,338	42,061
		2,137,692
Forest Products & Paper — 0.1%
Sylvamo Corp.	1,214	95,930
Gas — 1.1%
Chesapeake Utilities Corp.	6,153	746,666
MDU Resources Group, Inc.	7,188	129,528
New Jersey Resources Corp.	1,344	62,698
Northwest Natural Holding Co.	2,441	96,566
ONE Gas, Inc.	9,171	635,092
		1,670,550
Hand/Machine Tools — 0.2%
Enerpac Tool Group Corp.	1,911	78,523
Franklin Electric Co., Inc.	1,385	134,968
Kennametal, Inc.	2,740	65,815
		279,306
Healthcare-Products — 4.9%
Adaptive Biotechnologies Corp.†	538	3,225
Alphatec Holdings, Inc.†	3,641	33,424
AngioDynamics, Inc.†	5,445	49,876
Artivion, Inc.†	1,330	38,025
AtriCure, Inc.†	3,568	109,038
Avanos Medical, Inc.†	1,620	25,790
Axogen, Inc.†	4,539	74,803
Azenta, Inc.†	15,513	775,650
BioLife Solutions, Inc.†	1,276	33,125
CONMED Corp.	1,089	74,531
CVRx, Inc.†	11,735	148,683
Embecta Corp.	2,034	42,002
Glaukos Corp.†	1,944	291,483
Haemonetics Corp.†	9,450	737,856
ICU Medical, Inc.†	7,273	1,128,552
Inari Medical, Inc.†	4,768	243,406
Inmode, Ltd.†	1,940	32,398
Inogen, Inc.†	7,438	68,207
Inspire Medical Systems, Inc.†	1,056	195,761
Integer Holdings Corp.†	1,183	156,771
Integra LifeSciences Holdings Corp.†	2,340	53,071
iRhythm Technologies, Inc.†	6,780	611,353
Lantheus Holdings, Inc.†	1,359	121,576
LeMaitre Vascular, Inc.	721	66,433
Merit Medical Systems, Inc.†	2,055	198,760
Natera, Inc.†	2,910	460,653
OmniAb, Inc.†	2,926	10,358
Omnicell, Inc.†	2,489	110,810
Paragon 28, Inc.†	12,509	129,218
Patterson Cos., Inc.	2,766	85,359
PROCEPT BioRobotics Corp.†	2,835	228,274
Pulmonx Corp.†	10,665	72,415
Quanterix Corp.†	1,011	10,747
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
QuidelOrtho Corp.†	2,324	$ 103,534
Sera Prognostics, Inc., Class A†	14,363	116,915
SI-BONE, Inc.†	2,309	32,372
STAAR Surgical Co.†	1,737	42,192
Tandem Diabetes Care, Inc.†	2,315	83,386
TransMedics Group, Inc.†	1,183	73,760
Treace Medical Concepts, Inc.†	30,693	228,356
Twist Bioscience Corp.†	386	17,938
UFP Technologies, Inc.†	257	62,839
		7,182,925
Healthcare-Services — 1.3%
Addus HomeCare Corp.†	886	111,060
Astrana Health, Inc.†	1,465	46,191
Blade Air Mobility, Inc.†	4,740	20,145
Concentra Group Holdings Parent, Inc.	3,816	75,481
CorVel Corp.†	1,596	177,571
Fortrea Holdings, Inc.†	3,162	58,971
Fulgent Genetics, Inc.†	712	13,151
GeneDx Holdings Corp.†	1,648	126,665
National HealthCare Corp.	841	90,458
OPKO Health, Inc.†	17,539	25,782
Oscar Health, Inc., Class A†	6,044	81,231
Pediatrix Medical Group, Inc. †	2,980	39,098
RadNet, Inc.†	2,297	160,423
Select Medical Holdings Corp.	3,684	69,443
Surgery Partners, Inc.†	867	18,354
U.S. Physical Therapy, Inc.	8,822	782,600
		1,896,624
Home Builders — 1.8%
Cavco Industries, Inc.†	2,002	893,352
Century Communities, Inc.	1,646	120,751
Champion Homes, Inc.†	2,505	220,690
Dream Finders Homes, Inc., Class A†	966	22,479
Green Brick Partners, Inc.†	2,141	120,945
Installed Building Products, Inc.	1,084	189,971
KB Home	1,448	95,163
LCI Industries	898	92,844
LGI Homes, Inc.†	729	65,173
M/I Homes, Inc.†	1,466	194,905
Meritage Homes Corp.	2,031	312,408
Taylor Morrison Home Corp.†	1,087	66,535
Tri Pointe Homes, Inc.†	5,482	198,777
Winnebago Industries, Inc.	1,019	48,688
		2,642,681
Home Furnishings — 0.8%
Ethan Allen Interiors, Inc.	798	22,432
Leggett & Platt, Inc.	4,734	45,446
MillerKnoll, Inc.	5,598	126,459
Sonos, Inc.†	51,418	773,327
Xperi, Inc.†	13,570	139,364
		1,107,028
Household Products/Wares — 0.2%
Central Garden & Pet Co.†	336	13,037
Central Garden & Pet Co., Class A†	1,833	60,581
Helen of Troy, Ltd.†	806	48,223
Quanex Building Products Corp.	1,984	48,092
WD-40 Co.	478	116,001
		285,934

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Housewares — 0.1%
Newell Brands, Inc.	14,666	$ 146,073
Insurance — 3.4%
Ambac Financial Group, Inc.†	1,673	21,163
AMERISAFE, Inc.	672	34,635
Assured Guaranty, Ltd.	1,687	151,847
Axis Capital Holdings, Ltd.	6,195	549,001
Bowhead Specialty Holdings, Inc.†	13,168	467,727
CNO Financial Group, Inc.	3,727	138,682
Employers Holdings, Inc.	871	44,621
Essent Group, Ltd.	2,488	135,447
Genworth Financial, Inc.,†	19,014	132,908
Goosehead Insurance, Inc., Class A†	860	92,209
Hamilton Insurance Group, Ltd., Class B†	1,303	24,796
HCI Group, Inc.	299	34,842
Horace Mann Educators Corp.	1,437	56,374
Jackson Financial, Inc., Class A	4,421	384,981
Kemper Corp.	16,703	1,109,747
Lincoln National Corp.	6,005	190,419
Mercury General Corp.	937	62,292
NMI Holdings, Inc., Class A†	6,529	240,006
Palomar Holdings, Inc.†	1,541	162,714
ProAssurance Corp.†	1,803	28,686
Reinsurance Group of America, Inc.	2,533	541,125
RLI Corp.	539	88,843
Safety Insurance Group, Inc.	523	43,095
Selective Insurance Group, Inc.	466	43,580
SiriusPoint, Ltd.†	3,253	53,317
Skyward Specialty Insurance Group, Inc.†	376	19,003
Stewart Information Services Corp.	977	65,938
Trupanion, Inc.†	1,179	56,828
United Fire Group, Inc.	750	21,337
		4,996,163
Internet — 2.2%
BARK, Inc.†	8,128	14,955
Cargurus, Inc.†	7,118	260,092
Cars.com, Inc.†	2,100	36,393
Cogent Communications Holdings, Inc.	1,489	114,757
Criteo SA ADR†	14,747	583,391
ePlus, Inc.†	935	69,078
Etsy, Inc.†	3,966	209,762
HealthStream, Inc.	847	26,935
Hims & Hers Health, Inc.†	10,372	250,795
IAC, Inc.†	10,962	472,901
Lands' End, Inc.†	669	8,791
Liquidity Services, Inc.†	786	25,380
Magnite, Inc.†	9,641	153,485
Open Lending Corp.†	1,983	11,838
Q2 Holdings, Inc.†	2,992	301,145
QuinStreet, Inc.†	5,148	118,764
Shutterstock, Inc.	1,781	54,053
Sprinklr, Inc.†	3,911	33,048
TripAdvisor, Inc.†	3,881	57,322
Upwork, Inc.†	1,962	32,079
Vivid Seats, Inc., Class A†	6,843	31,683
Yelp, Inc.†	7,180	277,866
Ziff Davis, Inc.†	1,507	81,890
		3,226,403
Investment Companies — 1.0%
Cipher Mining, Inc.†	7,621	35,361
Cleanspark, Inc.†	1,349	12,424
Security Description	Shares or Principal Amount	Value

Investment Companies (continued)
Compass Diversified Holdings	32,894	$ 759,194
Core Scientific, Inc.†	10,118	142,158
HA Sustainable Infrastructure Capital, Inc.	4,177	112,069
Hut 8 Corp.†	1,292	26,473
MARA Holdings, Inc.†	20,467	343,232
		1,430,911
Iron/Steel — 0.5%
ATI, Inc.†	5,537	304,756
Carpenter Technology Corp.	498	84,516
Commercial Metals Co.	5,702	282,819
		672,091
Leisure Time — 0.5%
Life Time Group Holdings, Inc.†	2,157	47,713
Lindblad Expeditions Holdings, Inc.†	1,535	18,205
Malibu Boats, Inc., Class A†	6,538	245,763
OneSpaWorld Holdings, Ltd.	5,697	113,370
Peloton Interactive, Inc., Class A†	19,974	173,774
Revelyst, Inc.†	2,059	39,595
Sabre Corp.†	13,603	49,651
Topgolf Callaway Brands Corp.†	4,990	39,221
		727,292
Lodging — 0.1%
Hilton Grand Vacations, Inc.†	4,149	161,604
Machinery-Construction & Mining — 0.1%
Astec Industries, Inc.	804	27,014
Bloom Energy Corp., Class A†	1,479	32,849
Terex Corp.	2,873	132,790
		192,653
Machinery-Diversified — 2.4%
Alamo Group, Inc.	366	68,043
Albany International Corp., Class A	7,691	615,049
Applied Industrial Technologies, Inc.	1,043	249,767
Cactus, Inc., Class A	10,120	590,603
CSW Industrials, Inc.	593	209,210
DXP Enterprises, Inc.†	787	65,022
Gates Industrial Corp. PLC†	7,992	164,395
Ichor Holdings, Ltd.†	1,189	38,310
Kadant, Inc.	377	130,061
Kornit Digital, Ltd.†	17,908	554,253
Lindsay Corp.	382	45,194
Mueller Water Products, Inc., Class A	6,889	155,003
Tennant Co.	665	54,217
Thermon Group Holdings, Inc.†	2,441	70,228
Watts Water Technologies, Inc., Class A	1,159	235,625
Zurn Elkay Water Solutions Corp.	5,026	187,470
		3,432,450
Media — 0.3%
Cable One, Inc.	162	58,664
Gray Television, Inc.	2,279	7,179
Liberty Latin America, Ltd., Class C†	14,851	94,155
Scholastic Corp.	1,851	39,482
TEGNA, Inc.	5,680	103,887
Thryv Holdings, Inc.†	4,684	69,323
		372,690
Metal Fabricate/Hardware — 1.0%
AZZ, Inc.	1,053	86,262
Helios Technologies, Inc.	6,855	306,007
Janus International Group, Inc.†	63,417	466,115

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metal Fabricate/Hardware (continued)
Metallus, Inc.†	1,318	$ 18,623
Mueller Industries, Inc.	4,746	376,642
Northwest Pipe Co.†	474	22,875
Olympic Steel, Inc.	453	14,863
Proto Labs, Inc.†	864	33,774
Standex International Corp.	426	79,658
Worthington Enterprises, Inc.	1,099	44,081
Worthington Steel, Inc.	1,235	39,298
		1,488,198
Mining — 0.2%
Century Aluminum Co.†	1,832	33,379
Coeur Mining, Inc.†	3,259	18,641
Constellium SE†	3,695	37,948
Hecla Mining Co.	11,419	56,067
Kaiser Aluminum Corp.	562	39,492
MP Materials Corp.†	4,258	66,425
Uranium Energy Corp.†	14,336	95,908
		347,860
Miscellaneous Manufacturing — 1.4%
Enpro, Inc.	4,566	787,407
Federal Signal Corp.	2,154	199,008
Hillenbrand, Inc.	2,476	76,211
John Bean Technologies Corp.	1,123	142,733
Materion Corp.	6,518	644,500
Sight Sciences, Inc.†	898	3,269
Sturm Ruger & Co., Inc.	592	20,939
Trinity Industries, Inc.	2,897	101,685
		1,975,752
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	1,546	54,991
Office Furnishings — 0.2%
HNI Corp.	1,685	84,873
Interface, Inc.	10,207	248,541
		333,414
Office/Business Equipment — 0.0%
Pitney Bowes, Inc.	5,573	40,348
Xerox Holdings Corp.	4,078	34,378
		74,726
Oil & Gas — 2.4%
California Resources Corp.	2,956	153,387
Chord Energy Corp.	478	55,888
CNX Resources Corp.†	1,507	55,262
Comstock Resources, Inc.†	3,194	58,195
Crescent Energy Co., Class A	6,157	89,954
CVR Energy, Inc.	2,460	46,100
Delek US Holdings, Inc.	1,000	18,500
Gulfport Energy Corp.†	686	126,361
Helmerich & Payne, Inc.	3,848	123,213
Magnolia Oil & Gas Corp., Class A	9,747	227,885
Matador Resources Co.	11,132	626,286
Murphy Oil Corp.	4,056	122,734
Nabors Industries, Ltd.†	316	18,066
Noble Corp. PLC	2,799	87,889
Northern Oil & Gas, Inc.	3,501	130,097
Ovintiv, Inc.	2,321	94,000
Par Pacific Holdings, Inc.†	1,973	32,337
Patterson-UTI Energy, Inc.	21,734	179,523
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
PBF Energy, Inc., Class A	1,453	$ 38,577
Permian Resources Corp.	46,200	664,356
SM Energy Co.	9,363	362,910
Talos Energy, Inc.†	4,378	42,510
Valaris, Ltd.†	2,112	93,435
Vital Energy, Inc.†	951	29,405
Weatherford International PLC	868	62,175
		3,539,045
Oil & Gas Services — 0.9%
Archrock, Inc.	8,096	201,510
Atlas Energy Solutions, Inc.	2,137	47,399
Bristow Group, Inc.†	868	29,772
Core Laboratories, Inc.	1,655	28,648
DNOW, Inc.†	14,735	191,702
Expro Group Holdings NV†	545	6,796
Helix Energy Solutions Group, Inc.†	5,041	46,982
Innovex International, Inc.†	1,328	18,552
Liberty Energy, Inc.	17,746	352,968
Oceaneering International, Inc.†	7,603	198,286
ProPetro Holding Corp.†	2,794	26,068
RPC, Inc.	2,912	17,297
Select Water Solutions, Inc.	6,473	85,703
Tidewater, Inc.†	1,697	92,843
		1,344,526
Packaging & Containers — 0.6%
Graphic Packaging Holding Co.	21,060	571,989
Greif, Inc., Class A	416	25,426
O-I Glass, Inc.†	8,532	92,487
Sealed Air Corp.	5,136	173,751
		863,653
Pharmaceuticals — 1.4%
AdaptHealth Corp.†	3,745	35,652
Alkermes PLC†	7,551	217,167
Amphastar Pharmaceuticals, Inc.†	1,322	49,086
Arvinas, Inc.†	3,872	74,226
BellRing Brands, Inc.†	707	53,265
Catalyst Pharmaceuticals, Inc.†	7,311	152,581
Collegium Pharmaceutical, Inc.†	1,137	32,575
Corcept Therapeutics, Inc.†	3,287	165,632
Harmony Biosciences Holdings, Inc.†	1,347	46,350
Ironwood Pharmaceuticals, Inc.†	4,965	21,995
Kura Oncology, Inc.†	5,812	50,622
Mirum Pharmaceuticals, Inc.†	3,908	161,596
Neurogene, Inc.†	4,851	110,894
Option Care Health, Inc.†	4,562	105,838
Organon & Co.	9,079	135,459
Owens & Minor, Inc.†	9,527	124,518
Pacira BioSciences, Inc.†	1,628	30,672
Phibro Animal Health Corp., Class A	717	15,057
Premier, Inc., Class A	3,388	71,826
Protagonist Therapeutics, Inc.†	7,543	291,160
Supernus Pharmaceuticals, Inc.†	1,947	70,403
USANA Health Sciences, Inc.†	390	13,997
Y-mAbs Therapeutics, Inc.†	107	838
		2,031,409
Private Equity — 0.2%
P10, Inc.	28,598	360,621
Real Estate — 0.8%
Cushman & Wakefield PLC†	14,453	189,045

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real Estate (continued)
eXp World Holdings, Inc.	2,977	$ 34,265
Kennedy-Wilson Holdings, Inc.	4,166	41,618
Marcus & Millichap, Inc.	849	32,483
McGrath RentCorp	6,737	753,332
Newmark Group, Inc., Class A	2,191	28,067
Real Brokerage, Inc.†	6,326	29,100
St. Joe Co.	1,338	60,116
		1,168,026
REITS — 5.5%
Acadia Realty Trust	4,218	101,907
Agree Realty Corp.	377	26,560
Alexander & Baldwin, Inc.	2,561	45,432
American Assets Trust, Inc.	3,093	81,222
American Healthcare REIT, Inc.	5,910	167,962
Apollo Commercial Real Estate Finance, Inc.	4,482	38,814
Apple Hospitality REIT, Inc.	13,193	202,513
Arbor Realty Trust, Inc.	6,649	92,089
Armada Hoffler Properties, Inc.	3,561	36,429
ARMOUR Residential REIT, Inc.	1,966	37,079
Blackstone Mtg. Trust, Inc., Class A	6,099	106,184
Brandywine Realty Trust	8,850	49,560
BrightSpire Capital, Inc.	2,248	12,679
Broadstone Net Lease, Inc.	2,942	46,660
CareTrust REIT, Inc.	8,563	231,629
Centerspace	584	38,632
Chatham Lodging Trust	2,101	18,804
City Office REIT, Inc.	1,718	9,483
Community Healthcare Trust, Inc.	787	15,118
COPT Defense Properties	7,866	243,453
Curbline Properties Corp.	4,680	108,670
DiamondRock Hospitality Co.	13,614	122,934
Douglas Emmett, Inc.	37,970	704,723
Easterly Government Properties, Inc.	3,502	39,783
Ellington Financial, Inc.	3,196	38,736
Elme Communities	3,103	47,383
Empire State Realty Trust, Inc., Class A	5,784	59,691
Essential Properties Realty Trust, Inc.	10,597	331,474
First Industrial Realty Trust, Inc.	582	29,176
Four Corners Property Trust, Inc.	3,410	92,547
Franklin BSP Realty Trust, Inc.	2,885	36,178
Getty Realty Corp.	1,784	53,752
Global Net Lease, Inc.	6,982	50,969
Highwoods Properties, Inc.	3,738	114,308
Independence Realty Trust, Inc.	4,616	91,581
Innovative Industrial Properties, Inc.	999	66,573
InvenTrust Properties Corp.	2,265	68,244
JBG SMITH Properties	2,978	45,772
Kimco Realty Corp.	688	16,120
Kite Realty Group Trust	3,650	92,126
KKR Real Estate Finance Trust, Inc.	2,884	29,128
Ladder Capital Corp.	10,900	121,971
LTC Properties, Inc.	1,596	55,142
LXP Industrial Trust	20,819	169,050
Macerich Co.	8,656	172,427
Medical Properties Trust, Inc.	21,167	83,610
MFA Financial, Inc.	1,842	18,770
New York Mtg. Trust, Inc.	3,193	19,350
NexPoint Residential Trust, Inc.	779	32,523
Outfront Media, Inc.	4,975	88,256
Pebblebrook Hotel Trust	4,220	57,181
PennyMac Mtg. Investment Trust	3,062	38,551
Security Description	Shares or Principal Amount	Value

REITS (continued)
Phillips Edison & Co., Inc.	13,637	$ 510,842
Piedmont Office Realty Trust, Inc., Class A	4,055	37,103
Plymouth Industrial REIT, Inc.	3,463	61,641
PotlatchDeltic Corp.	5,780	226,865
Ready Capital Corp.	5,941	40,518
Redwood Trust, Inc.	6,578	42,954
Retail Opportunity Investments Corp.	9,482	164,607
Ryman Hospitality Properties, Inc.	2,684	280,049
Sabra Health Care REIT, Inc.	8,244	142,786
Safehold, Inc.	1,612	29,790
Saul Centers, Inc.	426	16,529
SITE Centers Corp.	1,664	25,443
SL Green Realty Corp.	4,257	289,135
Summit Hotel Properties, Inc.	3,822	26,181
Sunstone Hotel Investors, Inc.	7,083	83,863
Tanger, Inc.	3,902	133,175
Terreno Realty Corp.	12,629	746,879
TPG RE Finance Trust, Inc.	3,757	31,934
Two Harbors Investment Corp.	3,654	43,227
UMH Properties, Inc.	941	17,766
Uniti Group, Inc.	8,606	47,333
Universal Health Realty Income Trust	449	16,707
Urban Edge Properties	4,402	94,643
Veris Residential, Inc.	3,987	66,304
Whitestone REIT	1,571	22,261
Xenia Hotels & Resorts, Inc.	8,950	132,997
		8,030,440
Retail — 4.5%
Abercrombie & Fitch Co., Class A†	1,337	199,841
Academy Sports & Outdoors, Inc.	2,694	154,986
Advance Auto Parts, Inc.	2,092	98,931
American Eagle Outfitters, Inc.	9,553	159,248
Arko Corp.	2,181	14,373
Asbury Automotive Group, Inc.†	1,444	350,935
Bath & Body Works, Inc.	7,725	299,498
Beacon Roofing Supply, Inc.†	1,444	146,681
Biglari Holdings, Inc., Class B†	164	41,704
BJ's Restaurants, Inc.†	804	28,249
Bloomin' Brands, Inc.	2,662	32,503
BlueLinx Holdings, Inc.†	358	36,573
Boot Barn Holdings, Inc.†	1,866	283,296
Brinker International, Inc.†	2,607	344,880
Buckle, Inc.	2,947	149,737
Caleres, Inc.	2,275	52,689
Cheesecake Factory, Inc.	1,655	78,513
Citi Trends, Inc.†	1,556	40,845
Cracker Barrel Old Country Store, Inc.	783	41,389
Dave & Buster's Entertainment, Inc.†	1,108	32,343
El Pollo Loco Holdings, Inc.†	4,913	56,696
EVgo, Inc.†	4,906	19,869
FirstCash Holdings, Inc.	624	64,646
Foot Locker, Inc.†	2,909	63,300
Freshpet, Inc.†	616	91,236
Genesco, Inc.†	971	41,510
GMS, Inc.†	2,426	205,798
Group 1 Automotive, Inc.	2,960	1,247,581
Guess?, Inc.	961	13,512
Jack in the Box, Inc.	674	28,065
Kohl's Corp.	3,922	55,065
Kura Sushi USA, Inc., Class A†	568	51,449
La-Z-Boy, Inc.	1,475	64,266
Leslie's, Inc.†	6,519	14,537

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
MarineMax, Inc.†	701	$ 20,294
National Vision Holdings, Inc.†	2,776	28,926
ODP Corp.†	1,062	24,150
Papa John's International, Inc.	1,151	47,272
Patrick Industries, Inc.	5,483	455,528
PC Connection, Inc.	623	43,155
Petco Health & Wellness Co., Inc.†	4,647	17,705
PriceSmart, Inc.	875	80,649
Sally Beauty Holdings, Inc.†	3,592	37,536
Shake Shack, Inc., Class A†	1,880	244,024
Shoe Carnival, Inc.	1,426	47,172
Signet Jewelers, Ltd.	1,846	148,991
Sonic Automotive, Inc., Class A	516	32,689
Sweetgreen, Inc., Class A†	2,747	88,069
Urban Outfitters, Inc.†	3,352	183,958
Victoria's Secret & Co.†	4,763	197,283
Warby Parker, Inc., Class A†	8,558	207,189
		6,509,334
Savings & Loans — 1.1%
Axos Financial, Inc.†	3,183	222,333
Banc of California, Inc.	11,632	179,831
Berkshire Hills Bancorp, Inc.	1,486	42,247
Brookline Bancorp, Inc.	4,743	55,967
Capitol Federal Financial, Inc.	6,039	35,690
Northwest Bancshares, Inc.	4,491	59,236
OceanFirst Financial Corp.	7,218	130,646
Pacific Premier Bancorp, Inc.	19,414	483,797
Provident Financial Services, Inc.	4,600	86,802
Southern Missouri Bancorp, Inc.	389	22,317
WaFd, Inc.	3,549	114,420
WSFS Financial Corp.	2,568	136,438
		1,569,724
Semiconductors — 2.6%
Allegro MicroSystems, Inc.†	10,968	239,761
Alpha & Omega Semiconductor, Ltd.†	839	31,068
Axcelis Technologies, Inc.†	1,426	99,635
CEVA, Inc.†	833	26,281
Cirrus Logic, Inc.†	1,120	111,530
Cohu, Inc.†	1,643	43,868
Diodes, Inc.†	1,633	100,707
FormFactor, Inc.†	5,990	263,560
Impinj, Inc.†	808	117,370
Kulicke & Soffa Industries, Inc.	1,899	88,607
MACOM Technology Solutions Holdings, Inc.†	5,687	738,798
MaxLinear, Inc.†	9,808	194,002
Penguin Solutions, Inc.†	5,332	102,321
Photronics, Inc.†	2,234	52,633
Qorvo, Inc.†	3,332	233,007
Rambus, Inc.†	5,803	306,747
Richardson Electronics, Ltd.	2,143	30,066
Semtech Corp.†	9,312	575,947
SiTime Corp.†	667	143,092
Ultra Clean Holdings, Inc.†	6,031	216,814
Veeco Instruments, Inc.†	2,002	53,654
Wolfspeed, Inc.†	4,502	29,983
		3,799,451
Software — 3.9%
ACI Worldwide, Inc.†	3,698	191,963
Adeia, Inc.	3,852	53,851
Agilysys, Inc.†	1,543	203,229
Security Description	Shares or Principal Amount	Value

Software (continued)
Asana, Inc., Class A†	4,125	$ 83,614
AvePoint, Inc.†	19,966	329,639
Bandwidth, Inc., Class A†	5,244	89,253
BlackLine, Inc.†	3,307	200,933
Box, Inc., Class A†	39,792	1,257,427
Braze, Inc., Class A†	1,608	67,343
Clear Secure, Inc., Class A	3,314	88,285
CommVault Systems, Inc.†	3,090	466,312
CSG Systems International, Inc.	982	50,190
Digi International, Inc.†	1,284	38,815
DigitalOcean Holdings, Inc.†	2,245	76,487
Domo, Inc., Class B†	7,631	54,027
Donnelley Financial Solutions, Inc.†	2,956	185,430
DoubleVerify Holdings, Inc.†	4,950	95,090
Duolingo, Inc.†	363	117,695
GigaCloud Technology, Inc., Class A†	2,147	39,762
Health Catalyst, Inc.†	13,171	93,119
IBEX Holdings, Ltd.†	2,715	58,345
Innodata, Inc.†	314	12,409
IonQ, Inc.†	3,813	159,269
Logility Supply Chain Solutions, Inc.	9,112	100,961
N-able, Inc.†	2,489	23,247
Oddity Tech, Ltd., Class A†	1,543	64,837
ON24, Inc.†	5,559	35,911
Onestream, Inc.†	702	20,021
PDF Solutions, Inc.†	1,094	29,626
Phreesia, Inc.†	19,404	488,205
Planet Labs PBC†	3,388	13,688
Porch Group, Inc.†	4,597	22,617
Privia Health Group, Inc.†	3,638	71,123
Progress Software Corp.	1,513	98,572
Schrodinger, Inc.†	1,954	37,693
Simulations Plus, Inc.	573	15,981
SolarWinds Corp.	1,924	27,417
SPS Commerce, Inc.†	1,623	298,616
Viant Technology, Inc., Class A†	5,104	96,925
Workiva, Inc.†	1,629	178,376
Zeta Global Holdings Corp., Class A†	3,557	63,990
Zuora, Inc., Class A†	2,551	25,306
		5,725,599
Telecommunications — 2.8%
A10 Networks, Inc.	3,806	70,030
ADTRAN Holdings, Inc.†	9,476	78,935
AST SpaceMobile, Inc.†	1,467	30,954
Calix, Inc.†	2,081	72,564
Ciena Corp.†	8,287	702,821
EchoStar Corp., Class A†	5,396	123,568
Extreme Networks, Inc.†	7,542	126,253
Globalstar, Inc.†	12,716	26,322
Gogo, Inc.†	5,516	44,624
Harmonic, Inc.†	4,108	54,349
InterDigital, Inc.	2,030	393,252
Iridium Communications, Inc.	28,397	824,081
Lumen Technologies, Inc.†	45,805	243,225
Ooma, Inc.†	5,996	84,304
Shenandoah Telecommunications Co.	1,617	20,390
Spok Holdings, Inc.	1,916	30,752
Telephone & Data Systems, Inc.	4,123	140,636
Viasat, Inc.†	2,987	25,419
Viavi Solutions, Inc.†	94,383	953,268
		4,045,747

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles — 0.1%
UniFirst Corp.	529	$ 90,507
Toys/Games/Hobbies — 0.1%
Funko, Inc., Class A†	5,846	78,278
Transportation — 0.9%
ArcBest Corp.	1,565	146,046
CryoPort, Inc.†	4,726	36,768
Dorian LPG, Ltd.	1,283	31,267
Forward Air Corp.†	704	22,704
Heartland Express, Inc.	1,522	17,077
Hub Group, Inc., Class A	2,143	95,492
International Seaways, Inc.	3,656	131,396
Marten Transport, Ltd.	2,039	31,829
Matson, Inc.	2,198	296,378
Radiant Logistics, Inc.†	4,933	33,051
RXO, Inc.†	4,932	117,579
Safe Bulkers, Inc.	4,191	14,962
Schneider National, Inc., Class B	1,657	48,517
Scorpio Tankers, Inc.	154	7,652
Teekay Corp., Ltd.	6,645	46,050
Teekay Tankers, Ltd., Class A	1,303	51,846
Werner Enterprises, Inc.	2,179	78,270
World Kinect Corp.	4,425	121,732
		1,328,616
Trucking & Leasing — 0.1%
Greenbrier Cos., Inc.	1,249	76,177
Water — 0.5%
American States Water Co.	1,847	143,549
California Water Service Group	2,097	95,057
Consolidated Water Co., Ltd.	2,435	63,042
Middlesex Water Co.	629	33,105
SJW Group	6,969	343,014
		677,767
Total Common Stocks (cost $120,620,806)		142,493,353
Security Description	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES — 0.6%
iShares Core S&P Small-Cap ETF (cost $972,818)	7,700	$ 887,194
WARRANTS — 0.0%
Oil & Gas — 0.0%
Nabors Industries, Ltd. Expires 06/11/2026† (cost $0)	231	843
Total Long-Term Investment Securities (cost $121,593,624)		143,381,390
SHORT-TERM INVESTMENTS — 0.6%
Unaffiliated Investment Companies — 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class 4.46%(2)	847,422	847,676
U.S. Government — 0.0%
United States Treasury Bill
4.27%, 04/03/2025(3)	$ 15,000	14,840
Total Short-Term Investments (cost $862,512)		862,516
TOTAL INVESTMENTS (cost $122,456,136)	98.9%	144,243,906
Other assets less liabilities	1.1	1,655,668
NET ASSETS	100.0%	$145,899,574
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	The rate shown is the 7-day yield as of December 31, 2024.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR—American Depositary Receipt
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
14	Long	E-Mini Russell 2000 Index	March 2025	$1,602,984	$1,574,860	$(28,124)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$6,330,270	$—	$0	$6,330,270
Other Industries	136,163,083	—	—	136,163,083
Unaffiliated Investment Companies	887,194	—	—	887,194
Warrants	843	—	—	843
Short-Term Investments:
U.S. Government	—	14,840	—	14,840
Other Short-Term Investments	847,676	—	—	847,676
Total Investments at Value	$144,229,066	$14,840	$0	$144,243,906
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$28,124	$—	$—	$28,124
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 77.9%
Advertising — 0.2%
Publicis Groupe SA	2,317	$ 247,206
Trade Desk, Inc., Class A†	969	113,887
		361,093
Aerospace/Defense — 1.3%
AeroVironment, Inc.†	54	8,310
Airbus SE	812	130,187
Curtiss-Wright Corp.	356	126,334
Dassault Aviation SA	364	74,354
General Electric Co.	752	125,426
Lockheed Martin Corp.	2,974	1,445,186
Moog, Inc., Class A	45	8,858
Northrop Grumman Corp.	286	134,217
Rocket Lab USA, Inc.†	379	9,653
RTX Corp.	6,628	766,992
		2,829,517
Agriculture — 1.1%
Andersons, Inc.	186	7,537
Archer-Daniels-Midland Co.	2,524	127,512
Dole PLC	2,492	33,742
Fresh Del Monte Produce, Inc.	751	24,941
Imperial Brands PLC	9,599	306,793
Philip Morris International, Inc.	15,145	1,822,701
Turning Point Brands, Inc.	393	23,619
		2,346,845
Airlines — 0.2%
Qantas Airways, Ltd.†	48,797	270,920
SkyWest, Inc.†	541	54,170
Sun Country Airlines Holdings, Inc.†	1,072	15,630
		340,720
Apparel — 0.3%
adidas AG	711	174,600
Hermes International SCA	102	245,335
LVMH Moet Hennessy Louis Vuitton SE	65	42,788
PRADA SpA	15,700	121,591
		584,314
Auto Manufacturers — 1.5%
Blue Bird Corp.†	756	29,204
BYD Co., Ltd.	5,500	188,794
Ford Motor Co.	12,077	119,562
Kia Corp.	1,796	121,727
Mahindra & Mahindra, Ltd.	3,606	126,984
REV Group, Inc.	1,454	46,339
Subaru Corp.	12,400	218,509
Tesla, Inc.†	5,106	2,062,007
Toyota Motor Corp.	2,700	53,223
Volvo AB, Class B	9,578	232,404
		3,198,753
Auto Parts & Equipment — 0.2%
Adient PLC†	942	16,231
Aisin Corp.	14,400	160,837
Allison Transmission Holdings, Inc.	1,333	144,044
American Axle & Manufacturing Holdings, Inc.†	5,116	29,826
Dana, Inc.	1,525	17,629
Gentherm, Inc.†	197	7,865
Goodyear Tire & Rubber Co.†	974	8,766
Visteon Corp.†	569	50,482
		435,680
Security Description	Shares or Principal Amount	Value

Banks — 5.2%
Abu Dhabi Islamic Bank PJSC	48,094	$ 180,956
AIB Group PLC	29,597	163,407
Amalgamated Financial Corp.	622	20,818
Ameris Bancorp	129	8,072
Associated Banc-Corp	366	8,747
Banco de Sabadell SA	20,630	40,111
Banco do Brasil SA	27,500	105,958
Banco Santander SA	75,503	349,167
Bank Central Asia Tbk PT	279,600	167,558
Bank Hapoalim BM	15,690	189,980
Bank Leumi Le-Israel BM	12,539	149,516
Bank Mandiri Persero Tbk PT	215,500	75,862
Bank of America Corp.	8,948	393,265
Bank of China, Ltd.	495,000	253,024
Bank of N.T. Butterfield & Son, Ltd.	534	19,518
Bank of New York Mellon Corp.	12,552	964,370
Banner Corp.	139	9,281
Barclays PLC	24,892	83,562
BNP Paribas SA	1,540	94,468
Cathay General Bancorp	1,071	50,990
Central Pacific Financial Corp.	579	16,820
Citigroup, Inc.	25,797	1,815,851
Citizens Financial Group, Inc.	2,950	129,092
Commonwealth Bank of Australia	331	31,397
Credit Agricole SA	4,438	61,095
CrossFirst Bankshares, Inc.†	848	12,847
Customers Bancorp, Inc.†	752	36,607
DBS Group Holdings, Ltd.	7,840	250,990
Eagle Bancorp, Inc.	305	7,939
Enterprise Financial Services Corp.	493	27,805
Erste Group Bank AG	3,618	223,541
FB Financial Corp.	432	22,252
First BanCorp/Puerto Rico	2,346	43,612
First Busey Corp.	333	7,849
First Financial Corp.	156	7,206
First Horizon Corp.	6,106	122,975
Goldman Sachs Group, Inc.	647	370,485
Grupo Financiero Banorte SAB de CV, Class O	15,483	99,770
Grupo Financiero Galicia SA	505	31,472
Hancock Whitney Corp.	1,005	54,994
Hanmi Financial Corp.	584	13,794
Heritage Commerce Corp.	903	8,470
Hilltop Holdings, Inc.	1,076	30,806
Hope Bancorp, Inc.	1,696	20,844
HSBC Holdings PLC	39,000	383,416
ICICI Bank, Ltd.	24,354	365,109
Independent Bank Corp.	290	10,101
Intesa Sanpaolo SpA	58,860	235,417
JPMorgan Chase & Co.	1,051	251,935
KeyCorp	7,148	122,517
Lloyds Banking Group PLC	425,119	291,543
Merchants Bancorp	450	16,412
Metropolitan Bank Holding Corp.†	175	10,220
Mitsubishi UFJ Financial Group, Inc.	16,500	193,502
Mizrahi Tefahot Bank, Ltd.	1,600	69,360
Morgan Stanley	967	121,571
National Bank Holdings Corp., Class A	245	10,550
NatWest Group PLC	16,559	83,356
Nordea Bank Abp	3,086	33,587
Northern Trust Corp.	1,214	124,435
OFG Bancorp	707	29,920
Pathward Financial, Inc.	560	41,205
PNC Financial Services Group, Inc.	655	126,317

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Popular, Inc.	1,312	$ 123,407
Preferred Bank	278	24,014
Renasant Corp.	302	10,797
Sandy Spring Bancorp, Inc.	330	11,124
Simmons First National Corp., Class A	1,171	25,973
State Street Corp.	4,015	394,072
Third Coast Bancshares, Inc.†	252	8,555
Towne Bank	241	8,208
Truist Financial Corp.	2,684	116,432
Trustmark Corp.	233	8,241
UBS Group AG	3,050	93,006
UniCredit SpA	8,242	329,058
Univest Financial Corp.	370	10,919
Veritex Holdings, Inc.	1,262	34,276
Webster Financial Corp.	2,048	113,091
Wells Fargo & Co.	2,241	157,408
Westamerica BanCorp	163	8,551
Zions Bancorp NA	2,437	132,207
		10,906,955
Beverages — 0.5%
Carlsberg A/S, Class B	374	35,827
Coca-Cola Co.	6,487	403,881
Coca-Cola Consolidated, Inc.	101	127,259
Coca-Cola HBC AG	5,006	171,215
Keurig Dr Pepper, Inc.	3,772	121,157
Monster Beverage Corp.†	2,439	128,194
PepsiCo, Inc.	810	123,168
		1,110,701
Biotechnology — 0.6%
ACADIA Pharmaceuticals, Inc.†	2,705	49,637
ADMA Biologics, Inc.†	1,190	20,408
Alnylam Pharmaceuticals, Inc.†	517	121,655
Amgen, Inc.	463	120,676
Arcellx, Inc.†	530	40,646
Arcturus Therapeutics Holdings, Inc.†	1,753	29,748
Arrowhead Pharmaceuticals, Inc.†	377	7,088
BioCryst Pharmaceuticals, Inc.†	2,141	16,100
Biohaven, Ltd.†	988	36,902
Blueprint Medicines Corp.†	95	8,286
CSL, Ltd.	330	57,514
Denali Therapeutics, Inc.†	342	6,970
Dyne Therapeutics, Inc.†	292	6,879
Exelixis, Inc.†	4,199	139,827
Fate Therapeutics, Inc.†	3,561	5,876
Guardant Health, Inc.†	314	9,593
Humacyte, Inc.†	9,204	46,480
Icosavax, Inc. CVR(1)	535	166
ImmunityBio, Inc.†	1,981	5,071
Incyte Corp.†	1,569	108,371
Insmed, Inc.†	1,081	74,632
Keros Therapeutics, Inc.†	252	3,989
Kiniksa Pharmaceuticals International PLC†	760	15,033
Kymera Therapeutics, Inc.†	201	8,086
Nurix Therapeutics, Inc.†	1,782	33,573
Poseida Therapeutics, Inc.†	467	4,483
PTC Therapeutics, Inc.†	1,138	51,369
Regeneron Pharmaceuticals, Inc.†	171	121,808
Summit Therapeutics, Inc.†	2,364	42,186
Sutro Biopharma, Inc.†	1,978	3,640
Tango Therapeutics, Inc.†	2,685	8,297
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
TG Therapeutics, Inc.†	366	$ 11,017
Wave Life Sciences, Ltd.†	916	11,331
Xencor, Inc.†	1,685	38,721
Zentalis Pharmaceuticals, Inc.†	2,266	6,866
		1,272,924
Building Materials — 1.1%
Amber Enterprises India, Ltd.†	543	46,896
American Woodmark Corp.†	335	26,642
Apogee Enterprises, Inc.	499	35,634
Boise Cascade Co.	367	43,622
Cie de Saint-Gobain SA	3,650	324,019
CRH PLC	1,288	119,166
Gibraltar Industries, Inc.†	132	7,775
Heidelberg Materials AG	1,697	209,653
Holcim AG	3,349	321,117
Louisiana-Pacific Corp.	3,628	375,679
Modine Manufacturing Co.†	153	17,737
Mohawk Industries, Inc.†	1,002	119,368
Owens Corning	775	131,998
ROCKWOOL A/S, Class B	176	62,378
SPX Technologies, Inc.†	94	13,679
Trane Technologies PLC	304	112,282
UFP Industries, Inc.	488	54,973
UltraTech Cement, Ltd.	702	93,599
Vulcan Materials Co.	472	121,413
		2,237,630
Chemicals — 1.1%
Air Liquide SA	747	121,422
Avient Corp.	395	16,140
Axalta Coating Systems, Ltd.†	3,248	111,147
CF Industries Holdings, Inc.	1,632	139,242
DuPont de Nemours, Inc.	1,610	122,762
Ecolab, Inc.	527	123,487
Evonik Industries AG	2,848	49,357
Huntsman Corp.	6,543	117,970
Ingevity Corp.†	247	10,065
Innospec, Inc.	274	30,156
International Flavors & Fragrances, Inc.	1,400	118,370
Linde PLC	289	120,996
LyondellBasell Industries NV, Class A	1,718	127,596
Mativ Holdings, Inc.	745	8,120
Minerals Technologies, Inc.	632	48,165
Mosaic Co.	4,657	114,469
NewMarket Corp.	137	72,384
Olin Corp.	3,204	108,295
Perimeter Solutions, Inc.†	711	9,087
PPG Industries, Inc.	1,030	123,033
Rayonier Advanced Materials, Inc.†	1,051	8,671
Sherwin-Williams Co.	330	112,177
Shin-Etsu Chemical Co., Ltd.	10,800	357,154
Westlake Corp.	1,049	120,268
		2,290,533
Coal — 0.1%
Alpha Metallurgical Resources, Inc.†	187	37,422
CONSOL Energy, Inc.	442	47,153
Peabody Energy Corp.	1,816	38,027
SunCoke Energy, Inc.	1,306	13,974
		136,576
Commercial Services — 2.1%
Alarm.com Holdings, Inc.†	160	9,728

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Arlo Technologies, Inc.†	1,639	$ 18,340
Automatic Data Processing, Inc.	5,507	1,612,064
Benefit Systems SA	74	51,872
Block, Inc.†	1,768	150,262
BrightView Holdings, Inc.†	847	13,544
Brink's Co.	472	43,787
Cimpress PLC†	333	23,883
CoreCivic, Inc.†	702	15,261
Coursera, Inc.†	5,618	47,753
Euronet Worldwide, Inc.†	1,198	123,202
GEO Group, Inc.†	313	8,758
Global Payments, Inc.	1,079	120,913
Heidrick & Struggles International, Inc.	258	11,432
International Container Terminal Services, Inc.	23,050	153,753
Korn Ferry	396	26,710
Laureate Education, Inc.†	619	11,322
Legalzoom.com, Inc.†	2,410	18,099
LiveRamp Holdings, Inc.†	1,602	48,653
Payoneer Global, Inc.†	873	8,765
PayPal Holdings, Inc.†	14,319	1,222,127
Paysafe, Ltd.†	454	7,763
PROG Holdings, Inc.	936	39,555
Recruit Holdings Co., Ltd.	5,800	403,545
Toppan Holdings, Inc.	8,600	227,612
Upbound Group, Inc.	298	8,693
ZipRecruiter, Inc., Class A†	1,250	9,050
		4,436,446
Computers — 5.3%
Accenture PLC, Class A	358	125,941
Apple, Inc.	37,865	9,482,153
Asia Vital Components Co., Ltd.	4,000	76,012
CACI International, Inc., Class A†	308	124,450
Check Point Software Technologies, Ltd.†	400	74,680
Fortinet, Inc.†	1,296	122,446
Gartner, Inc.†	245	118,695
Integral Ad Science Holding Corp.†	1,942	20,274
Leidos Holdings, Inc.	3,292	474,246
Maximus, Inc.	121	9,033
NEC Corp.	400	34,363
NetApp, Inc.	1,054	122,348
NetScout Systems, Inc.†	390	8,447
OneSpan, Inc.†	509	9,437
Qualys, Inc.†	294	41,225
Tata Consultancy Services, Ltd.	4,573	219,319
Unisys Corp.†	2,018	12,774
V2X, Inc.†	80	3,826
Wiwynn Corp.	1,000	79,916
		11,159,585
Cosmetics/Personal Care — 0.3%
Colgate-Palmolive Co.	4,335	394,095
L'Oreal SA	75	26,558
Unilever PLC	3,774	214,878
		635,531
Distribution/Wholesale — 0.3%
Bunzl PLC	279	11,512
G-III Apparel Group, Ltd.†	316	10,308
Hudson Technologies, Inc.†	1,546	8,627
Marubeni Corp.	3,300	49,449
Mitsubishi Corp.	17,200	281,386
Security Description	Shares or Principal Amount	Value

Distribution/Wholesale (continued)
Mitsui & Co., Ltd.	14,700	$ 305,011
Resideo Technologies, Inc.†	1,701	39,208
		705,501
Diversified Financial Services — 2.1%
AerCap Holdings NV	900	86,130
Affiliated Managers Group, Inc.	670	123,897
Ally Financial, Inc.	12,534	451,349
American Express Co.	420	124,652
Ameriprise Financial, Inc.	205	109,148
Blackrock, Inc.	123	126,089
Bread Financial Holdings, Inc.	836	51,046
Capital One Financial Corp.	754	134,453
Deutsche Boerse AG	239	55,072
Enova International, Inc.†	515	49,378
Euronext NV*	1,294	145,164
Evercore, Inc., Class A	427	118,360
FTAI Aviation, Ltd.	56	8,066
Futu Holdings, Ltd. ADR	200	15,998
HDFC Asset Management Co., Ltd.*	2,278	112,309
Intercontinental Exchange, Inc.	794	118,314
LendingClub Corp.†	1,012	16,384
Mastercard, Inc., Class A	2,781	1,464,391
Meritz Financial Group, Inc.	1,651	115,849
Mr. Cooper Group, Inc.†	633	60,774
Navient Corp.	614	8,160
OneMain Holdings, Inc.	1,222	63,703
PennyMac Financial Services, Inc.	470	48,006
REC, Ltd.	11,559	67,777
SLM Corp.	4,903	135,225
Stifel Financial Corp.	1,132	120,083
StoneX Group, Inc.†	509	49,867
Synchrony Financial	2,664	173,160
Virtu Financial, Inc., Class A	3,809	135,905
Virtus Investment Partners, Inc.	144	31,764
Western Union Co.	11,501	121,911
		4,442,384
Electric — 2.0%
AES Corp.	9,410	121,107
ALLETE, Inc.	747	48,406
American Electric Power Co., Inc.	1,390	128,200
Black Hills Corp.	719	42,076
Constellation Energy Corp.	643	143,845
Dominion Energy, Inc.	2,423	130,503
Duke Energy Corp.	1,247	134,352
E.ON SE	12,746	148,411
Edison International	1,680	134,131
Engie SA	18,774	297,734
Eversource Energy	2,135	122,613
Exelon Corp.	20,521	772,410
Iberdrola SA	23,492	323,645
Kansai Electric Power Co., Inc.	7,700	86,714
NRG Energy, Inc.	1,351	121,887
NTPC, Ltd.	31,133	121,039
Otter Tail Corp.	127	9,378
PG&E Corp.	16,088	324,656
Portland General Electric Co.	309	13,478
RWE AG	1,737	51,865
TXNM Energy, Inc.	186	9,146
Unitil Corp.	157	8,508
Vistra Corp.	6,962	959,851
		4,253,955

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical Components & Equipment — 0.2%
AMETEK, Inc.	739	$ 133,212
Belden, Inc.	346	38,963
Eaton Corp. PLC	405	134,407
EnerSys	495	45,753
KEI Industries, Ltd.	1,869	96,708
nLight, Inc.†	813	8,528
Powell Industries, Inc.	160	35,464
		493,035
Electronics — 0.6%
ABB, Ltd.	7,138	383,961
Allient, Inc.	423	10,270
Amphenol Corp., Class A	1,650	114,592
Atkore, Inc.	107	8,929
Atmus Filtration Technologies, Inc.	543	21,275
ESCO Technologies, Inc.	63	8,392
Garmin, Ltd.	582	120,043
Hoya Corp.	2,600	323,076
Itron, Inc.†	482	52,336
NEXTracker, Inc., Class A†	229	8,365
Sanmina Corp.†	126	9,534
SCREEN Holdings Co., Ltd.	400	23,656
Trimble, Inc.†	1,757	124,150
TTM Technologies, Inc.†	1,326	32,819
Vicor Corp.†	162	7,828
		1,249,226
Engineering & Construction — 0.3%
Aena SME SA*	670	136,999
Frontdoor, Inc.†	1,006	54,998
Gamuda Bhd	95,400	101,129
Latham Group, Inc.†	1,281	8,916
Limbach Holdings, Inc.†	186	15,911
Primoris Services Corp.	737	56,307
Sterling Infrastructure, Inc.†	334	56,262
Tutor Perini Corp.†	935	22,627
Vinci SA	2,697	278,642
		731,791
Entertainment — 0.3%
Aristocrat Leisure, Ltd.	7,093	300,115
Golden Entertainment, Inc.	261	8,248
International Game Technology PLC	2,112	37,298
La Francaise des Jeux SACA*	1,664	64,154
Light & Wonder, Inc.†	1,286	111,085
Red Rock Resorts, Inc., Class A	180	8,323
		529,223
Environmental Control — 0.2%
Pentair PLC	1,217	122,479
Republic Services, Inc.	590	118,696
Waste Management, Inc.	591	119,258
		360,433
Food — 1.1%
Cal-Maine Foods, Inc.	567	58,356
Ingles Markets, Inc., Class A	131	8,442
Ingredion, Inc.	856	117,751
Koninklijke Ahold Delhaize NV	8,315	271,226
Marks & Spencer Group PLC	3,172	14,911
Mondelez International, Inc., Class A	13,357	797,814
Nestle SA	1,247	102,253
Nissin Foods Holdings Co., Ltd.	3,200	77,104
Security Description	Shares or Principal Amount	Value

Food (continued)
Shoprite Holdings, Ltd.	7,971	$ 124,393
Simply Good Foods Co.†	216	8,420
Sprouts Farmers Market, Inc.†	622	79,038
Sumber Alfaria Trijaya Tbk PT	299,400	52,926
Tesco PLC	38,911	179,409
Tyson Foods, Inc., Class A	2,007	115,282
WH Group, Ltd.*	310,500	240,272
		2,247,597
Forest Products & Paper — 0.0%
Sylvamo Corp.	587	46,385
Gas — 0.1%
China Resources Gas Group, Ltd.	13,800	54,638
National Fuel Gas Co.	2,118	128,520
New Jersey Resources Corp.	356	16,607
Northwest Natural Holding Co.	222	8,782
		208,547
Hand/Machine Tools — 0.0%
Franklin Electric Co., Inc.	83	8,088
Schindler Holding AG (Participation Certificate)	286	78,797
		86,885
Healthcare-Products — 1.6%
Abbott Laboratories	4,766	539,082
Agilent Technologies, Inc.	917	123,190
AngioDynamics, Inc.†	1,000	9,160
AtriCure, Inc.†	257	7,854
Avanos Medical, Inc.†	471	7,498
Axogen, Inc.†	1,015	16,727
Bioventus, Inc., Class A†	1,223	12,842
Boston Scientific Corp.†	1,416	126,477
CareDx, Inc.†	1,332	28,518
Castle Biosciences, Inc.†	1,250	33,312
Cooper Cos., Inc.†	1,298	119,325
Danaher Corp.	551	126,482
Demant A/S†	2,176	80,249
Edwards Lifesciences Corp.†	1,956	144,803
Fisher & Paykel Healthcare Corp., Ltd.	1,285	27,608
FUJIFILM Holdings Corp.	6,000	124,514
Glaukos Corp.†	121	18,143
Hologic, Inc.†	958	69,062
IDEXX Laboratories, Inc.†	283	117,004
Inari Medical, Inc.†	197	10,057
Insulet Corp.†	476	124,269
Lantheus Holdings, Inc.†	585	52,334
LivaNova PLC†	609	28,203
Medtronic PLC	9,594	766,369
Natera, Inc.†	926	146,586
Novocure, Ltd.†	1,827	54,445
Olympus Corp.	4,200	62,557
OraSure Technologies, Inc.†	2,974	10,736
Pulse Biosciences, Inc.†	479	8,339
QIAGEN NV	2,777	123,660
RxSight, Inc.†	752	25,854
Sonova Holding AG	148	48,176
Thermo Fisher Scientific, Inc.	227	118,092
		3,311,527
Healthcare-Services — 1.1%
Addus HomeCare Corp.†	82	10,279
Apollo Hospitals Enterprise, Ltd.	1,636	139,420
BioMerieux	552	59,180

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Services (continued)
Cigna Group	4,588	$ 1,266,930
Concentra Group Holdings Parent, Inc.	405	8,011
Fresenius SE & Co. KGaA†	3,262	113,304
HCA Healthcare, Inc.	397	119,160
HealthEquity, Inc.†	91	8,731
Lonza Group AG	119	70,129
Medpace Holdings, Inc.†	355	117,942
Select Medical Holdings Corp.	1,354	25,523
Teladoc Health, Inc.†	4,572	41,559
Tenet Healthcare Corp.†	1,069	134,940
UnitedHealth Group, Inc.	263	133,041
Universal Health Services, Inc., Class B	676	121,288
		2,369,437
Home Builders — 0.5%
Forestar Group, Inc.†	687	17,807
Hovnanian Enterprises, Inc., Class A†	216	28,905
KB Home	466	30,625
Lennar Corp., Class A	786	107,187
M/I Homes, Inc.†	329	43,741
Meritage Homes Corp.	106	16,305
PulteGroup, Inc.	1,042	113,474
Sekisui Chemical Co., Ltd.	3,600	62,123
Sekisui House, Ltd.	5,100	121,416
Taylor Morrison Home Corp.†	900	55,089
Taylor Wimpey PLC	24,494	37,441
Toll Brothers, Inc.	2,765	348,252
Tri Pointe Homes, Inc.†	1,178	42,714
		1,025,079
Home Furnishings — 0.1%
Daktronics, Inc.†	961	16,202
Hoshizaki Corp.	1,000	39,423
Rational AG	53	45,166
Sonos, Inc.†	633	9,520
Sony Group Corp.	1,500	31,689
Xperi, Inc.†	1,170	12,016
		154,016
Household Products/Wares — 0.2%
ACCO Brands Corp.	1,709	8,972
Clorox Co.	751	121,970
Henkel AG & Co. KGaA (Preference Shares)	746	65,484
Kimberly-Clark Corp.	926	121,343
		317,769
Insurance — 3.2%
AIA Group, Ltd.	43,000	311,704
Allianz SE	674	206,543
Allstate Corp.	3,121	601,698
AXA SA	903	32,102
Axis Capital Holdings, Ltd.	1,371	121,498
Berkshire Hathaway, Inc., Class B†	1,018	461,439
Chubb, Ltd.	442	122,125
CNO Financial Group, Inc.	1,557	57,936
Enstar Group, Ltd.†	158	50,884
Equitable Holdings, Inc.	12,885	607,785
Essent Group, Ltd.	166	9,037
Everest Group, Ltd.	353	127,948
Fidelis Insurance Holdings, Ltd.	586	10,624
Genworth Financial, Inc.,†	6,980	48,790
Globe Life, Inc.	1,398	155,905
Hamilton Insurance Group, Ltd., Class B†	1,897	36,100
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Heritage Insurance Holdings, Inc.†	877	$ 10,612
Horace Mann Educators Corp.	577	22,636
Jackson Financial, Inc., Class A	701	61,043
Marsh & McLennan Cos., Inc.	599	127,234
Mercury General Corp.	119	7,911
MetLife, Inc.	14,857	1,216,491
MGIC Investment Corp.	5,278	125,141
Muenchener Rueckversicherungs-Gesellschaft AG	703	353,614
NMI Holdings, Inc., Class A†	816	29,996
NN Group NV	2,647	115,351
Primerica, Inc.	449	121,868
Principal Financial Group, Inc.	1,577	122,076
Progressive Corp.	529	126,754
Prudential Financial, Inc.	1,011	119,834
QBE Insurance Group, Ltd.	3,938	46,799
Reinsurance Group of America, Inc.	649	138,646
RLI Corp.	754	124,282
Talanx AG	835	71,056
Tokio Marine Holdings, Inc.	1,600	57,300
Travelers Cos., Inc.	524	126,226
Universal Insurance Holdings, Inc.	469	9,877
Unum Group	4,256	310,816
Willis Towers Watson PLC	405	126,862
Zurich Insurance Group AG	368	218,651
		6,753,194
Internet — 10.1%
Alphabet, Inc., Class A	20,520	3,884,436
Amazon.com, Inc.†	23,817	5,225,212
Auto Trader Group PLC*	19,602	194,600
Booking Holdings, Inc.	23	114,274
Cargurus, Inc.†	1,347	49,219
DoorDash, Inc., Class A†	7,523	1,261,983
Etsy, Inc.†	2,373	125,508
EverQuote, Inc., Class A†	1,561	31,204
HealthStream, Inc.	359	11,416
Hims & Hers Health, Inc.†	844	20,408
Innovid Corp.†	2,881	8,902
JD.com, Inc. ADR	3,587	124,361
LY Corp.	62,900	166,506
Magnite, Inc.†	1,376	21,906
MakeMyTrip, Ltd.†	612	68,715
Maplebear, Inc.†	6,791	281,283
MediaAlpha, Inc., Class A†	743	8,388
Meituan, Class B*†	7,700	150,398
MercadoLibre, Inc.†	42	71,419
Meta Platforms, Inc., Class A	7,396	4,330,432
Netflix, Inc.†	2,309	2,058,058
Pinterest, Inc., Class A†	4,131	119,799
Prosus NV	6,565	260,794
Q2 Holdings, Inc.†	234	23,552
Robinhood Markets, Inc., Class A†	10,668	397,490
Scout24 SE*	523	46,099
Sea, Ltd. ADR†	518	54,960
Tencent Holdings, Ltd.	13,906	746,628
Uber Technologies, Inc.†	17,604	1,061,873
Upwork, Inc.†	2,882	47,121
VeriSign, Inc.†	658	136,180
Zomato, Ltd.†	36,595	118,808
		21,221,932

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Investment Companies — 0.2%
EXOR NV	1,472	$ 135,019
Investor AB, Class B	12,025	317,968
		452,987
Iron/Steel — 0.2%
Carpenter Technology Corp.	76	12,898
Commercial Metals Co.	158	7,837
Fortescue, Ltd.	16,709	188,742
Nucor Corp.	937	109,357
		318,834
Leisure Time — 0.0%
Revelyst, Inc.†	2,506	48,190
Lodging — 0.1%
Indian Hotels Co., Ltd.	14,693	150,082
InterContinental Hotels Group PLC	725	90,345
		240,427
Machinery-Construction & Mining — 0.7%
Argan, Inc.	341	46,731
Caterpillar, Inc.	368	133,496
GE Vernova, Inc.	386	126,967
HD Hyundai Electric Co., Ltd.	252	63,958
Hitachi, Ltd.	2,200	54,073
Hyster-Yale, Inc.	255	12,987
Komatsu, Ltd.	1,300	35,909
Mitsubishi Electric Corp.	11,800	199,997
NANO Nuclear Energy, Inc.†	873	21,733
NuScale Power Corp.†	184	3,299
Terex Corp.	747	34,526
Vertiv Holdings Co., Class A	6,154	699,156
		1,432,832
Machinery-Diversified — 0.3%
Alamo Group, Inc.	51	9,481
Albany International Corp., Class A	119	9,516
Applied Industrial Technologies, Inc.	146	34,963
Columbus McKinnon Corp.	213	7,932
Flowserve Corp.	2,465	141,787
GEA Group AG	2,309	114,382
Graco, Inc.	1,341	113,033
Mueller Water Products, Inc., Class A	431	9,698
Tennant Co.	106	8,642
Watts Water Technologies, Inc., Class A	245	49,808
Westinghouse Air Brake Technologies Corp.	625	118,494
		617,736
Media — 0.3%
Comcast Corp., Class A	9,550	358,411
Informa PLC	8,169	81,651
New York Times Co., Class A	2,173	113,105
		553,167
Metal Fabricate/Hardware — 0.0%
Mueller Industries, Inc.	179	14,205
Proto Labs, Inc.†	302	11,805
Worthington Steel, Inc.	258	8,210
		34,220
Mining — 0.5%
BHP Group, Ltd. (ASX)	13,862	339,335
BHP Group, Ltd. (LSE)	1,113	27,198
Constellium SE†	3,221	33,080
Security Description	Shares or Principal Amount	Value

Mining (continued)
Freeport-McMoRan, Inc.	3,197	$ 121,742
Glencore PLC	30,573	135,261
Hecla Mining Co.	1,626	7,984
Kaiser Aluminum Corp.	120	8,432
Norsk Hydro ASA	8,358	45,990
Northern Star Resources, Ltd.	3,583	34,241
Rio Tinto PLC	3,810	225,275
Zijin Mining Group Co., Ltd.	78,000	142,007
		1,120,545
Miscellaneous Manufacturing — 1.0%
3M Co.	11,078	1,430,059
Donaldson Co., Inc.	1,658	111,666
Elite Material Co., Ltd.	4,000	75,402
Federal Signal Corp.	101	9,331
Parker-Hannifin Corp.	136	86,500
Siemens AG	989	193,134
Smiths Group PLC	3,302	71,060
Textron, Inc.	1,721	131,639
		2,108,791
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	342	12,165
Office Furnishings — 0.0%
Interface, Inc.	1,655	40,299
Steelcase, Inc., Class A	638	7,541
		47,840
Office/Business Equipment — 0.1%
Zebra Technologies Corp., Class A†	311	120,114
Oil & Gas — 1.8%
BP PLC	28,385	139,653
ConocoPhillips	1,212	120,194
Coterra Energy, Inc.	5,072	129,539
DCC PLC	1,440	92,661
ENEOS Holdings, Inc.	40,400	209,953
Eni SpA	3,777	51,592
Equinor ASA	12,791	302,326
Exxon Mobil Corp.	5,840	628,209
HF Sinclair Corp.	3,300	115,665
Inpex Corp.	3,900	48,849
Marathon Petroleum Corp.	7,851	1,095,214
Murphy Oil Corp.	1,350	40,851
OMV AG	2,126	82,158
PBF Energy, Inc., Class A	301	7,991
PetroChina Co., Ltd.	194,000	152,619
Phillips 66	1,010	115,069
Repsol SA	4,759	57,627
Shell PLC	2,665	82,607
SM Energy Co.	481	18,644
TotalEnergies SE	1,301	71,924
Valero Energy Corp.	980	120,138
Weatherford International PLC	1,566	112,173
		3,795,656
Oil & Gas Services — 0.6%
Baker Hughes Co.	3,068	125,849
DNOW, Inc.†	2,240	29,142
Halliburton Co.	4,504	122,464
Helix Energy Solutions Group, Inc.†	3,189	29,722
Kodiak Gas Services, Inc.	781	31,888
Newpark Resources, Inc.†	1,118	8,575
Oceaneering International, Inc.†	1,694	44,180

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas Services (continued)
Schlumberger NV	2,881	$ 110,458
TechnipFMC PLC	24,928	721,416
		1,223,694
Packaging & Containers — 0.2%
Crown Holdings, Inc.	1,398	115,601
O-I Glass, Inc.†	730	7,913
Packaging Corp. of America	660	148,586
Sealed Air Corp.	3,520	119,081
		391,181
Pharmaceuticals — 4.4%
AbbVie, Inc.	4,835	859,179
ACELYRIN, Inc.†	1,948	6,117
Agios Pharmaceuticals, Inc.†	1,075	35,324
Alkermes PLC†	284	8,168
AstraZeneca PLC	519	68,014
Becton Dickinson & Co.	617	139,979
BellRing Brands, Inc.†	1,701	128,153
Bristol-Myers Squibb Co.	10,923	617,805
Cardinal Health, Inc.	980	115,905
Catalyst Pharmaceuticals, Inc.†	556	11,604
Chugai Pharmaceutical Co., Ltd.	3,300	145,185
CinCor Pharma Inc. CVR(1)	279	854
Corcept Therapeutics, Inc.†	997	50,239
Daiichi Sankyo Co., Ltd.	12,300	338,094
Dexcom, Inc.†	1,622	126,143
Eli Lilly & Co.	3,006	2,320,632
GSK PLC	15,472	260,809
Ipsen SA	657	75,337
Ironwood Pharmaceuticals, Inc.†	5,978	26,483
Johnson & Johnson	1,954	282,587
Merck & Co., Inc.	16,438	1,635,252
Merck KGaA	109	15,794
Neurocrine Biosciences, Inc.†	1,009	137,728
Novartis AG	5,897	573,909
Novo Nordisk A/S, Class B	6,401	550,916
Option Care Health, Inc.†	921	21,367
Otsuka Holdings Co., Ltd.	2,800	151,796
Pfizer, Inc.	4,837	128,326
Protagonist Therapeutics, Inc.†	1,080	41,688
Roche Holding AG	592	165,706
Sun Pharmaceutical Industries, Ltd.	4,320	95,368
USANA Health Sciences, Inc.†	234	8,398
Y-mAbs Therapeutics, Inc.†	636	4,980
		9,147,839
Pipelines — 0.1%
Cheniere Energy, Inc.	658	141,384
Private Equity — 0.2%
3i Group PLC	7,492	334,276
Eurazeo SE	452	33,687
		367,963
Real Estate — 0.2%
Anywhere Real Estate, Inc.†	3,964	13,081
CBRE Group, Inc., Class A†	981	128,796
Cushman & Wakefield PLC†	3,548	46,408
Jones Lang LaSalle, Inc.†	446	112,900
Phoenix Mills, Ltd.	4,989	95,344
RE/MAX Holdings, Inc., Class A†	705	7,522
		404,051
Security Description	Shares or Principal Amount	Value

REITS — 1.8%
Alexander & Baldwin, Inc.	875	$ 15,522
American Healthcare REIT, Inc.	312	8,867
American Tower Corp.	737	135,173
Annaly Capital Management, Inc.	3,214	58,816
Apple Hospitality REIT, Inc.	567	8,703
AvalonBay Communities, Inc.	565	124,283
BrightSpire Capital, Inc.	2,508	14,145
Brixmor Property Group, Inc.	5,094	141,817
Broadstone Net Lease, Inc.	511	8,104
CareTrust REIT, Inc.	1,777	48,068
Chimera Investment Corp.	649	9,086
COPT Defense Properties	257	7,954
Covivio SA	303	15,304
Crown Castle, Inc.	1,318	119,622
Curbline Properties Corp.	939	21,804
Empire State Realty Trust, Inc., Class A	822	8,483
Equity LifeStyle Properties, Inc.	1,859	123,809
Equity Residential	1,668	119,696
Essex Property Trust, Inc.	966	275,735
First Industrial Realty Trust, Inc.	2,378	119,209
Industrial Logistics Properties Trust	1,584	5,782
Invitation Homes, Inc.	3,962	126,665
Kite Realty Group Trust	1,000	25,240
Klepierre SA	1,370	39,451
Ladder Capital Corp.	745	8,337
Macerich Co.	231	4,602
MFA Financial, Inc.	725	7,388
Mid-America Apartment Communities, Inc.	812	125,511
National Health Investors, Inc.	59	4,089
NexPoint Residential Trust, Inc.	268	11,189
Omega Healthcare Investors, Inc.	3,270	123,769
Outfront Media, Inc.	2,761	48,980
Public Storage	406	121,573
RLJ Lodging Trust	3,620	36,960
Ryman Hospitality Properties, Inc.	493	51,440
Sabra Health Care REIT, Inc.	400	6,928
Simon Property Group, Inc.	7,041	1,212,531
SITE Centers Corp.	2,999	45,855
Sun Communities, Inc.	996	122,478
Sunstone Hotel Investors, Inc.	1,220	14,445
Tanger, Inc.	270	9,215
TPG RE Finance Trust, Inc.	1,844	15,674
Urban Edge Properties	2,177	46,805
VICI Properties, Inc.	4,139	120,900
Weyerhaeuser Co.	4,274	120,313
Xenia Hotels & Resorts, Inc.	272	4,042
		3,844,362
Retail — 3.2%
Abercrombie & Fitch Co., Class A†	468	69,952
American Eagle Outfitters, Inc.	678	11,302
Associated British Foods PLC	9,681	247,604
Beacon Roofing Supply, Inc.†	96	9,752
BlueLinx Holdings, Inc.†	193	19,717
Brinker International, Inc.†	77	10,186
Buckle, Inc.	207	10,518
Caleres, Inc.	330	7,643
Carvana Co.†	1,700	345,712
Chipotle Mexican Grill, Inc.†	2,054	123,856
Costco Wholesale Corp.	125	114,534
Dave & Buster's Entertainment, Inc.†	254	7,414
El Pollo Loco Holdings, Inc.†	635	7,328
Fast Retailing Co., Ltd.	1,000	337,789

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Gap, Inc.	5,718	$ 135,116
GMS, Inc.†	138	11,707
Home Depot, Inc.	1,118	434,891
Industria de Diseno Textil SA	6,098	313,557
J. Jill, Inc.	557	15,384
JUMBO SA	1,944	51,470
Next PLC	872	103,686
Pandora A/S	1,487	271,998
Sally Beauty Holdings, Inc.†	736	7,691
Target Corp.	966	130,584
TJX Cos., Inc.	14,973	1,808,888
Urban Outfitters, Inc.†	223	12,238
Victoria's Secret & Co.†	1,168	48,379
Walmart, Inc.	21,881	1,976,948
		6,645,844
Savings & Loans — 0.1%
Axos Financial, Inc.†	717	50,082
Berkshire Hills Bancorp, Inc.	449	12,765
OceanFirst Financial Corp.	887	16,055
Pacific Premier Bancorp, Inc.	612	15,251
WSFS Financial Corp.	186	9,882
		104,035
Semiconductors — 7.1%
Ambarella, Inc.†	704	51,209
Applied Materials, Inc.	756	122,948
ASML Holding NV	1,003	705,140
Broadcom, Inc.	7,738	1,793,978
CEVA, Inc.†	402	12,683
Cirrus Logic, Inc.†	1,130	112,525
Disco Corp.	400	107,968
Impinj, Inc.†	344	49,969
KLA Corp.	208	131,065
Lam Research Corp.	1,611	116,363
MaxLinear, Inc.†	593	11,730
MediaTek, Inc.	5,000	215,803
Monolithic Power Systems, Inc.	96	56,803
NVIDIA Corp.	62,134	8,343,975
Photronics, Inc.†	350	8,246
Qorvo, Inc.†	1,905	133,217
QUALCOMM, Inc.	8,852	1,359,844
Rambus, Inc.†	1,083	57,247
Samsung Electronics Co., Ltd.	5,120	184,774
Silicon Laboratories, Inc.†	73	9,068
SK Hynix, Inc.	1,315	149,216
Taiwan Semiconductor Manufacturing Co., Ltd.	34,039	1,116,135
		14,849,906
Shipbuilding — 0.0%
Hyundai Heavy Industries Co., Ltd.†	530	103,438
Software — 6.8%
8x8, Inc.†	3,409	9,102
Adeia, Inc.	610	8,528
Adobe, Inc.†	2,907	1,292,685
Agilysys, Inc.†	236	31,084
Alkami Technology, Inc.†	1,241	45,520
Altair Engineering, Inc., Class A†	92	10,038
Appfolio, Inc., Class A†	540	133,229
AppLovin Corp., Class A†	375	121,436
Atlassian Corp., Class A†	868	211,254
Autodesk, Inc.†	512	151,332
Security Description	Shares or Principal Amount	Value

Software (continued)
Bandwidth, Inc., Class A†	960	$ 16,339
BlackLine, Inc.†	382	23,210
Blend Labs, Inc., Class A†	9,210	38,774
Cadence Design Systems, Inc.†	575	172,764
CommVault Systems, Inc.†	402	60,666
DocuSign, Inc.†	1,518	136,529
Domo, Inc., Class B†	1,141	8,078
Dropbox, Inc., Class A†	3,964	119,079
Dynatrace, Inc.†	2,257	122,668
Fair Isaac Corp.†	54	107,510
Fiserv, Inc.†	623	127,977
Guidewire Software, Inc.†	744	125,424
Health Catalyst, Inc.†	1,399	9,891
Intuit, Inc.	194	121,929
IonQ, Inc.†	257	10,735
Life360, Inc.†	191	7,883
Manhattan Associates, Inc.†	430	116,203
Microsoft Corp.	16,923	7,133,044
Nexon Co., Ltd.	1,800	26,870
Oracle Corp.	755	125,813
Pegasystems, Inc.	3,194	297,681
Phreesia, Inc.†	1,234	31,047
PROS Holdings, Inc.†	638	14,010
PubMatic, Inc., Class A†	739	10,856
RingCentral, Inc., Class A†	3,649	127,751
ROBLOX Corp., Class A†	2,412	139,558
Salesforce, Inc.	1,038	347,035
SAP SE	1,223	299,309
Schrodinger, Inc.†	425	8,198
ServiceNow, Inc.†	688	729,363
Snowflake, Inc., Class A†	452	69,793
Synopsys, Inc.†	236	114,545
Teradata Corp.†	3,725	116,034
Twilio, Inc., Class A†	1,679	181,466
Veeva Systems, Inc., Class A†	4,311	906,388
Weave Communications, Inc.†	1,255	19,980
Workday, Inc., Class A†	517	133,401
Zoom Communications, Inc.†	1,969	160,690
		14,332,699
Telecommunications — 1.7%
A10 Networks, Inc.	604	11,114
Arista Networks, Inc.†	1,512	167,121
AT&T, Inc.	6,350	144,590
Bharti Airtel, Ltd.	7,690	143,122
Calix, Inc.†	270	9,415
Cisco Systems, Inc.	1,681	99,515
CommScope Holding Co., Inc.†	4,782	24,914
Credo Technology Group Holding, Ltd.†	1,051	70,638
Deutsche Telekom AG	916	27,413
Extreme Networks, Inc.†	2,942	49,249
InterDigital, Inc.	309	59,859
Juniper Networks, Inc.	3,250	121,713
KDDI Corp.	9,400	299,613
Koninklijke KPN NV	39,969	145,528
Lumen Technologies, Inc.†	9,875	52,436
Motorola Solutions, Inc.	1,910	882,859
NETGEAR, Inc.†	1,128	31,437
Telstra Group, Ltd.	62,473	155,057
TIM SA	45,300	106,822
Ubiquiti, Inc.	362	120,159
Verizon Communications, Inc.	14,909	596,211

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Telecommunications (continued)
Viavi Solutions, Inc.†	855	$ 8,636
Xiaomi Corp.*†	64,000	284,292
		3,611,713
Toys/Games/Hobbies — 0.2%
Bandai Namco Holdings, Inc.	700	16,657
Hasbro, Inc.	1,974	110,366
Nintendo Co., Ltd.	5,400	314,544
		441,567
Transportation — 1.0%
AP Moller-Maersk A/S, Series B	100	165,612
ArcBest Corp.	91	8,492
Costamare, Inc.	674	8,661
CSX Corp.	6,396	206,399
Deutsche Post AG	4,310	151,725
FedEx Corp.	443	124,629
Hub Group, Inc., Class A	614	27,360
International Seaways, Inc.	400	14,376
Kirby Corp.†	1,071	113,312
Matson, Inc.	381	51,374
Norfolk Southern Corp.	492	115,472
Safe Bulkers, Inc.	2,127	7,593
Scorpio Tankers, Inc.	1,059	52,622
SITC International Holdings Co., Ltd.	14,000	37,313
Teekay Corp., Ltd.	3,903	27,048
Teekay Tankers, Ltd., Class A	1,080	42,973
Union Pacific Corp.	3,803	867,236
United Parcel Service, Inc., Class B	984	124,083
		2,146,280
Water — 0.0%
American States Water Co.	110	8,549
California Water Service Group	212	9,610
SJW Group	210	10,336
		28,495
Total Common Stocks (cost $122,624,124)		163,479,674
PREFERRED STOCKS — 0.0%
Computers — 0.0%
Hewlett Packard Enterprise Co. 7.63% (cost $18,350)	367	23,015
CONVERTIBLE PREFERRED STOCKS — 0.0%
Aerospace/Defense — 0.0%
Boeing Co.†	711	43,293
Diversified Financial Services — 0.0%
Apollo Global Management, Inc.	304	26,420
Electric — 0.0%
PG&E Corp.†	277	13,792
Total Convertible Preferred Stocks (cost $64,600)		83,505
CORPORATE BONDS & NOTES — 7.5%
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/2028*	$ 30,000	27,069
7.88%, 04/01/2030*	40,000	41,168
Interpublic Group of Cos., Inc.
4.65%, 10/01/2028	58,000	57,485
Security Description	Shares or Principal Amount	Value

Advertising (continued)
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.00%, 08/15/2027*	$ 15,000	$ 14,599
7.38%, 02/15/2031*	30,000	31,357
		171,678
Aerospace/Defense — 0.2%
Boeing Co.
2.20%, 02/04/2026	47,000	45,580
2.70%, 02/01/2027	37,000	35,282
2.95%, 02/01/2030	5,000	4,466
3.20%, 03/01/2029	10,000	9,215
3.38%, 06/15/2046	29,000	18,669
3.95%, 08/01/2059	25,000	16,506
5.71%, 05/01/2040	10,000	9,514
5.81%, 05/01/2050	5,000	4,651
6.13%, 02/15/2033	33,000	34,104
6.26%, 05/01/2027	3,000	3,071
6.30%, 05/01/2029	5,000	5,183
6.39%, 05/01/2031	20,000	20,910
6.53%, 05/01/2034	5,000	5,238
6.86%, 05/01/2054	21,000	22,320
Bombardier, Inc.
7.00%, 06/01/2032*	5,000	5,086
7.25%, 07/01/2031*	5,000	5,156
8.75%, 11/15/2030*	20,000	21,499
Howmet Aerospace, Inc.
3.00%, 01/15/2029	9,000	8,353
5.95%, 02/01/2037	37,000	38,266
Spirit AeroSystems, Inc.
4.60%, 06/15/2028	15,000	14,224
9.38%, 11/30/2029*	5,000	5,352
9.75%, 11/15/2030*	35,000	38,731
TransDigm, Inc.
4.88%, 05/01/2029	15,000	14,164
5.50%, 11/15/2027	15,000	14,740
6.00%, 01/15/2033*	30,000	29,402
6.63%, 03/01/2032*	20,000	20,180
6.88%, 12/15/2030*	20,000	20,297
7.13%, 12/01/2031*	5,000	5,120
		475,279
Agriculture — 0.0%
Philip Morris International, Inc.
4.75%, 11/01/2031	25,000	24,448
5.13%, 02/15/2030	56,000	56,296
		80,744
Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.
5.50%, 04/20/2026*	7,500	7,476
5.75%, 04/20/2029*	15,000	14,876
AS Mileage Plan IP, Ltd.
5.02%, 10/20/2029*	45,000	43,833
United Airlines, Inc.
4.63%, 04/15/2029*	5,000	4,754
		70,939
Apparel — 0.1%
Crocs, Inc.
4.25%, 03/15/2029*	15,000	13,866
Hanesbrands, Inc.
9.00%, 02/15/2031*	35,000	37,306
Levi Strauss & Co.
3.50%, 03/01/2031*	40,000	34,984

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Apparel (continued)
Tapestry, Inc.
5.10%, 03/11/2030	$ 21,000	$ 20,769
5.50%, 03/11/2035	24,000	23,344
		130,269
Auto Manufacturers — 0.1%
General Motors Financial Co., Inc.
4.90%, 10/06/2029	19,000	18,716
5.80%, 01/07/2029	28,000	28,564
Hyundai Capital America
4.55%, 09/26/2029*	15,000	14,560
5.35%, 03/19/2029*	22,000	22,116
5.40%, 01/08/2031*	11,000	10,996
6.38%, 04/08/2030*	4,000	4,178
6.50%, 01/16/2029*	35,000	36,533
		135,663
Auto Parts & Equipment — 0.0%
Adient Global Holdings, Ltd.
8.25%, 04/15/2031*	25,000	25,493
Clarios Global LP/Clarios US Finance Co.
6.75%, 05/15/2028*	20,000	20,366
8.50%, 05/15/2027*	10,000	10,015
Dornoch Debt Merger Sub, Inc.
6.63%, 10/15/2029*	15,000	12,148
		68,022
Banks — 0.7%
Bank of America Corp.
2.50%, 02/13/2031	42,000	36,930
3.85%, 03/08/2037	79,000	69,978
5.43%, 08/15/2035	51,000	49,639
5.47%, 01/23/2035	16,000	16,018
6.10%, 03/17/2025(2)	87,000	86,769
Bank of Montreal
3.80%, 12/15/2032	13,000	12,433
Citigroup, Inc.
3.88%, 02/18/2026(2)	37,000	35,924
4.45%, 09/29/2027	110,000	108,510
6.17%, 05/25/2034	13,000	13,244
7.13%, 08/15/2029(2)	33,000	33,613
Deutsche Bank AG
2.31%, 11/16/2027	150,000	142,573
Fifth Third Bancorp
6.34%, 07/27/2029	33,000	34,237
First-Citizens Bank & Trust Co.
6.13%, 03/09/2028	40,000	41,150
Freedom Mortgage Corp.
6.63%, 01/15/2027*	20,000	20,003
12.00%, 10/01/2028*	20,000	21,751
Goldman Sachs Group, Inc.
3.65%, 08/10/2026(2)	6,000	5,732
JPMorgan Chase & Co.
3.65%, 06/01/2026(2)	11,000	10,671
4.60%, 02/01/2025(2)	66,000	65,705
5.72%, 09/14/2033	47,000	48,005
6.07%, 10/22/2027	92,000	94,160
JPMorgan Chase & Co. FRS
5.79%, (TSFR3M+1.26%), 05/15/2077	31,000	29,425
Morgan Stanley
5.12%, 02/01/2029	166,000	166,456
5.30%, 04/20/2037	10,000	9,716
5.94%, 02/07/2039	29,000	29,095
Security Description	Shares or Principal Amount	Value

Banks (continued)
PNC Financial Services Group, Inc.
4.63%, 06/06/2033	$ 57,000	$ 53,672
Truist Financial Corp.
5.71%, 01/24/2035	37,000	37,283
US Bancorp
2.49%, 11/03/2036	58,000	46,977
Wells Fargo & Co.
3.90%, 03/15/2026(2)	20,000	19,432
5.57%, 07/25/2029	125,000	126,912
Westpac Banking Corp.
2.96%, 11/16/2040	23,000	16,368
4.42%, 07/24/2039	30,000	26,546
		1,508,927
Biotechnology — 0.1%
Amgen, Inc.
3.20%, 11/02/2027	22,000	21,161
5.25%, 03/02/2030	36,000	36,336
5.65%, 03/02/2053	17,000	16,367
5.75%, 03/02/2063	21,000	20,140
Illumina, Inc.
4.65%, 09/09/2026	22,000	21,914
Royalty Pharma PLC
5.15%, 09/02/2029	25,000	24,930
5.40%, 09/02/2034	27,000	26,272
		167,120
Building Materials — 0.1%
Boise Cascade Co.
4.88%, 07/01/2030*	25,000	23,750
Builders FirstSource, Inc.
4.25%, 02/01/2032*	10,000	8,831
6.38%, 06/15/2032*	10,000	9,942
6.38%, 03/01/2034*	15,000	14,804
Camelot Return Merger Sub, Inc.
8.75%, 08/01/2028*	20,000	19,165
CP Atlas Buyer, Inc.
7.00%, 12/01/2028*	10,000	8,795
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.
6.63%, 12/15/2030*	40,000	40,053
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC
6.75%, 04/01/2032*	15,000	15,070
MIWD Holdco II LLC/MIWD Finance Corp.
5.50%, 02/01/2030*	20,000	18,892
Smyrna Ready Mix Concrete LLC
8.88%, 11/15/2031*	25,000	26,211
Standard Building Solutions, Inc.
6.50%, 08/15/2032*	25,000	25,040
Standard Industries, Inc.
3.38%, 01/15/2031*	5,000	4,287
4.38%, 07/15/2030*	30,000	27,486
		242,326
Chemicals — 0.3%
Avient Corp.
6.25%, 11/01/2031*	10,000	9,864
7.13%, 08/01/2030*	20,000	20,427
Celanese US Holdings LLC
1.40%, 08/05/2026	17,000	15,899
6.17%, 07/15/2027	67,000	67,998
6.33%, 07/15/2029	12,000	12,245
6.38%, 07/15/2032	20,000	20,315
6.80%, 11/15/2030	16,000	16,563

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Chemicals (continued)
Cerdia Finanz GmbH
9.38%, 10/03/2031*	$ 15,000	$ 15,610
CF Industries, Inc.
4.95%, 06/01/2043	53,000	46,697
FMC Corp.
5.65%, 05/18/2033	37,000	36,600
Huntsman International LLC
4.50%, 05/01/2029	67,000	63,879
5.70%, 10/15/2034	15,000	14,299
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030*	15,000	12,738
4.45%, 09/26/2028	38,000	37,151
LSF11 A5 HoldCo LLC
6.63%, 10/15/2029*	25,000	25,715
Nutrien, Ltd.
4.00%, 12/15/2026	8,000	7,889
4.20%, 04/01/2029	27,000	26,186
Rain Carbon, Inc.
12.25%, 09/01/2029*	20,000	21,138
SCIH Salt Holdings, Inc.
4.88%, 05/01/2028*	45,000	42,333
6.63%, 05/01/2029*	30,000	28,479
Vibrantz Technologies, Inc.
9.00%, 02/15/2030*	25,000	22,952
Westlake Chemical Corp.
2.88%, 08/15/2041	24,000	16,104
WR Grace Holdings LLC
5.63%, 08/15/2029*	15,000	13,795
		594,876
Coal — 0.0%
Coronado Finance Pty Ltd.
9.25%, 10/01/2029*	10,000	10,141
Commercial Services — 0.1%
Allied Universal Holdco LLC
7.88%, 02/15/2031*	30,000	30,662
Block, Inc.
3.50%, 06/01/2031	20,000	17,610
EquipmentShare.com, Inc.
8.63%, 05/15/2032*	15,000	15,676
9.00%, 05/15/2028*	15,000	15,560
ERAC USA Finance LLC
4.20%, 11/01/2046*	39,000	31,657
Herc Holdings, Inc.
5.50%, 07/15/2027*	15,000	14,808
6.63%, 06/15/2029*	15,000	15,190
Prime Security Services Borrower LLC/Prime Finance, Inc.
6.25%, 01/15/2028*	30,000	29,835
RR Donnelley & Sons Co.
9.50%, 08/01/2029*	35,000	35,542
Service Corp. International
3.38%, 08/15/2030	5,000	4,375
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
4.63%, 11/01/2026*	15,000	14,812
United Rentals North America, Inc.
6.13%, 03/15/2034*	20,000	19,844
Veritiv Operating Co.
10.50%, 11/30/2030*	5,000	5,385
		250,956
Security Description	Shares or Principal Amount	Value

Computers — 0.1%
Ahead DB Holdings LLC
6.63%, 05/01/2028*	$ 15,000	$ 14,700
Fortress Intermediate 3, Inc.
7.50%, 06/01/2031*	20,000	20,393
Gartner, Inc.
3.63%, 06/15/2029*	6,000	5,573
3.75%, 10/01/2030*	50,000	45,646
Hewlett Packard Enterprise Co.
4.55%, 10/15/2029	20,000	19,496
4.85%, 10/15/2031	24,000	23,407
5.00%, 10/15/2034	12,000	11,534
5.60%, 10/15/2054	24,000	22,591
McAfee Corp.
7.38%, 02/15/2030*	60,000	58,274
Seagate HDD Cayman
3.13%, 07/15/2029	10,000	8,999
		230,613
Cosmetics/Personal Care — 0.1%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
4.75%, 01/15/2029*	20,000	19,059
6.63%, 07/15/2030*	15,000	15,204
Kenvue, Inc.
4.90%, 03/22/2033	65,000	63,935
5.05%, 03/22/2053	12,000	11,122
		109,320
Distribution/Wholesale — 0.0%
American Builders & Contractors Supply Co., Inc.
3.88%, 11/15/2029*	20,000	18,142
4.00%, 01/15/2028*	20,000	19,166
Gates Corp.
6.88%, 07/01/2029*	5,000	5,086
Ritchie Bros. Holdings, Inc.
6.75%, 03/15/2028*	10,000	10,224
7.75%, 03/15/2031*	15,000	15,686
		68,304
Diversified Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
5.10%, 01/19/2029	150,000	149,800
Air Lease Corp.
3.25%, 10/01/2029	37,000	34,153
4.63%, 10/01/2028	47,000	46,198
5.85%, 12/15/2027	5,000	5,125
Ally Financial, Inc.
8.00%, 11/01/2031	46,000	50,859
Aretec Escrow Issuer 2, Inc.
10.00%, 08/15/2030*	10,000	10,921
Aviation Capital Group LLC
5.38%, 07/15/2029*	41,000	41,020
Capital One Financial Corp.
7.62%, 10/30/2031	29,000	32,019
Credit Acceptance Corp.
9.25%, 12/15/2028*	30,000	31,730
Encore Capital Group, Inc.
8.50%, 05/15/2030*	20,000	21,038
GGAM Finance, Ltd.
8.00%, 02/15/2027*	10,000	10,315
Intercontinental Exchange, Inc.
1.85%, 09/15/2032	12,000	9,494
4.35%, 06/15/2029	23,000	22,499

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
Jane Street Group/JSG Finance, Inc.
6.13%, 11/01/2032*	$ 30,000	$ 29,721
Jefferies Financial Group, Inc.
5.15%, 09/15/2025	35,000	35,014
6.20%, 04/14/2034	17,000	17,520
Jefferson Capital Holdings LLC
9.50%, 02/15/2029*	30,000	31,779
LPL Holdings, Inc.
6.75%, 11/17/2028	22,000	23,106
Macquarie Airfinance Holdings, Ltd.
5.15%, 03/17/2030*	23,000	22,467
6.40%, 03/26/2029*	5,000	5,145
6.50%, 03/26/2031*	5,000	5,165
Nasdaq, Inc.
5.55%, 02/15/2034	7,000	7,061
Nationstar Mtg. Holdings, Inc.
7.13%, 02/01/2032*	25,000	25,311
Nationstar Mortgage Holdings, Inc.
5.75%, 11/15/2031*	55,000	52,570
OneMain Finance Corp.
5.38%, 11/15/2029	50,000	48,072
7.13%, 11/15/2031	10,000	10,188
7.50%, 05/15/2031	20,000	20,527
PHH Escrow Issuer LLC
9.88%, 11/01/2029*	50,000	50,225
PRA Group, Inc.
8.88%, 01/31/2030*	45,000	46,608
		895,650
Electric — 0.6%
AES Corp.
2.45%, 01/15/2031	40,000	33,332
American Electric Power Co., Inc.
4.30%, 12/01/2028	36,000	35,169
5.63%, 03/01/2033	8,000	8,082
American Transmission Systems, Inc.
2.65%, 01/15/2032*	12,000	10,172
Appalachian Power Co.
5.80%, 10/01/2035	17,000	16,975
Calpine Corp.
5.00%, 02/01/2031*	10,000	9,404
5.25%, 06/01/2026*	3,000	2,996
Commonwealth Edison Co.
5.88%, 02/01/2033	20,000	20,582
Consolidated Edison Co. of New York, Inc.
4.20%, 03/15/2042	11,000	9,171
Constellation Energy Generation LLC
5.60%, 03/01/2028	56,000	57,117
5.75%, 03/15/2054	17,000	16,528
6.13%, 01/15/2034	16,000	16,748
6.50%, 10/01/2053	40,000	42,371
Duke Energy Corp.
4.85%, 01/05/2029	5,000	4,977
5.45%, 06/15/2034	45,000	44,927
5.80%, 06/15/2054	34,000	33,119
Duke Energy Ohio, Inc.
3.65%, 02/01/2029	15,000	14,322
Electricite de France SA
4.75%, 10/13/2035*	45,000	41,397
Eversource Energy
5.13%, 05/15/2033	45,000	43,720
5.45%, 03/01/2028	18,000	18,235
Security Description	Shares or Principal Amount	Value

Electric (continued)
Exelon Corp.
5.15%, 03/15/2029	$ 64,000	$ 64,323
5.45%, 03/15/2034	8,000	7,981
FirstEnergy Transmission LLC
4.55%, 01/15/2030*	10,000	9,735
Georgia Power Co.
4.95%, 05/17/2033	37,000	36,234
5.25%, 03/15/2034	24,000	23,813
IPALCO Enterprises, Inc.
4.25%, 05/01/2030	41,000	38,608
NRG Energy, Inc.
2.00%, 12/02/2025*	37,000	35,927
2.45%, 12/02/2027*	28,000	25,999
6.25%, 11/01/2034*	25,000	24,521
10.25%, 03/15/2028*(2)	20,000	22,081
Oncor Electric Delivery Co. LLC
4.95%, 09/15/2052	55,000	49,124
Pacific Gas & Electric Co.
2.10%, 08/01/2027	12,000	11,195
4.95%, 07/01/2050	13,000	11,281
5.55%, 05/15/2029	13,000	13,212
5.90%, 06/15/2032	21,000	21,557
6.10%, 01/15/2029	13,000	13,448
6.75%, 01/15/2053	25,000	27,238
6.95%, 03/15/2034	21,000	23,000
PacifiCorp
2.70%, 09/15/2030	11,000	9,717
6.25%, 10/15/2037	11,000	11,538
PG&E Corp.
5.25%, 07/01/2030	30,000	29,365
7.38%, 03/15/2055	15,000	15,394
Puget Sound Energy, Inc.
5.45%, 06/01/2053	21,000	19,998
Sempra Energy
5.50%, 08/01/2033	21,000	21,043
Southern Co.
5.50%, 03/15/2029	5,000	5,101
5.70%, 03/15/2034	29,000	29,599
Virginia Electric & Power Co.
5.05%, 08/15/2034	33,000	32,178
Vistra Corp.
7.00%, 12/15/2026*(2)	10,000	10,057
8.00%, 10/15/2026*(2)	15,000	15,308
Vistra Operations Co. LLC
3.70%, 01/30/2027*	41,000	39,907
4.30%, 07/15/2029*	27,000	25,767
5.00%, 07/31/2027*	10,000	9,812
5.70%, 12/30/2034*	30,000	29,685
6.00%, 04/15/2034*	34,000	34,454
6.88%, 04/15/2032*	15,000	15,359
6.95%, 10/15/2033*	16,000	17,216
7.75%, 10/15/2031*	25,000	26,227
		1,336,346
Electrical Components & Equipment — 0.0%
Energizer Holdings, Inc.
4.38%, 03/31/2029*	10,000	9,289
WESCO Distribution, Inc.
6.38%, 03/15/2029*	5,000	5,067
6.63%, 03/15/2032*	25,000	25,409
		39,765

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electronics — 0.1%
Flex, Ltd.
5.25%, 01/15/2032	$ 33,000	$ 32,449
Imola Merger Corp.
4.75%, 05/15/2029*	25,000	23,708
Sensata Technologies, Inc.
3.75%, 02/15/2031*	88,000	76,933
TTM Technologies, Inc.
4.00%, 03/01/2029*	35,000	32,478
		165,568
Engineering & Construction — 0.1%
Arcosa, Inc.
6.88%, 08/15/2032*	10,000	10,161
Great Lakes Dredge & Dock Corp.
5.25%, 06/01/2029*	25,000	23,189
MasTec, Inc.
5.90%, 06/15/2029	46,000	46,823
Weekley Homes LLC/Weekley Finance Corp.
4.88%, 09/15/2028*	10,000	9,542
		89,715
Entertainment — 0.2%
Caesars Entertainment, Inc.
4.63%, 10/15/2029*	40,000	37,450
6.00%, 10/15/2032*	10,000	9,642
6.50%, 02/15/2032*	5,000	5,023
7.00%, 02/15/2030*	35,000	35,649
Churchill Downs, Inc.
5.75%, 04/01/2030*	20,000	19,629
Cinemark USA, Inc.
5.25%, 07/15/2028*	20,000	19,505
Great Canadian Gaming Corp.
8.75%, 11/15/2029*	25,000	25,589
Light & Wonder International, Inc.
7.25%, 11/15/2029*	35,000	35,705
7.50%, 09/01/2031*	5,000	5,148
Live Nation Entertainment, Inc.
6.50%, 05/15/2027*	10,000	10,110
Penn Entertainment, Inc.
5.63%, 01/15/2027*	25,000	24,615
Scientific Games Holdings LP/Scientific Games US FinCo., Inc.
6.63%, 03/01/2030*	25,000	23,923
Six Flags Entertainment Corp.
7.25%, 05/15/2031*	25,000	25,533
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc.
6.63%, 05/01/2032*	10,000	10,135
Warnermedia Holdings, Inc.
3.76%, 03/15/2027	130,000	125,246
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/2029*	30,000	28,733
7.13%, 02/15/2031*	35,000	36,449
		478,084
Environmental Control — 0.0%
Clean Harbors, Inc.
6.38%, 02/01/2031*	10,000	10,068
GFL Environmental, Inc.
4.75%, 06/15/2029*	15,000	14,405
6.75%, 01/15/2031*	5,000	5,134
Madison IAQ LLC
4.13%, 06/30/2028*	10,000	9,467
5.88%, 06/30/2029*	35,000	33,048
Security Description	Shares or Principal Amount	Value

Environmental Control (continued)
Wrangler Holdco Corp.
6.63%, 04/01/2032*	$ 10,000	$ 10,180
		82,302
Food — 0.1%
Chobani Holdco II LLC
8.75%, 10/01/2029*(3)	10,000	10,575
Chobani LLC/Chobani Finance Corp., Inc.
7.63%, 07/01/2029*	25,000	25,852
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl
3.00%, 02/02/2029	46,000	41,960
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
6.75%, 03/15/2034	38,000	40,176
Mars, Inc.
4.65%, 04/20/2031*	9,000	8,774
US Foods, Inc.
5.75%, 04/15/2033*	20,000	19,436
7.25%, 01/15/2032*	5,000	5,175
		151,948
Food Service — 0.0%
Aramark Services, Inc.
5.00%, 02/01/2028*	25,000	24,294
Forest Products & Paper — 0.0%
Mercer International, Inc.
5.13%, 02/01/2029	15,000	12,966
12.88%, 10/01/2028*	15,000	16,147
		29,113
Gas — 0.0%
CenterPoint Energy Resources Corp.
5.40%, 07/01/2034	21,000	20,945
NiSource, Inc.
5.20%, 07/01/2029	41,000	41,312
Souther Co. Gas Capital Corp.
4.95%, 09/15/2034	25,000	24,193
		86,450
Hand/Machine Tools — 0.0%
Regal Rexnord Corp.
6.05%, 04/15/2028	85,000	86,455
Healthcare-Products — 0.0%
Bausch & Lomb Corp.
8.38%, 10/01/2028*	15,000	15,525
GE HealthCare Technologies, Inc.
4.80%, 08/14/2029	23,000	22,785
Medline Borrower LP
3.88%, 04/01/2029*	25,000	23,150
5.25%, 10/01/2029*	15,000	14,476
		75,936
Healthcare-Services — 0.2%
Centene Corp.
2.63%, 08/01/2031	35,000	28,822
3.00%, 10/15/2030	15,000	12,943
Charles River Laboratories International, Inc.
3.75%, 03/15/2029*	10,000	9,171
4.00%, 03/15/2031*	10,000	8,896
CHS/Community Health Systems, Inc.
5.25%, 05/15/2030*	45,000	36,960
5.63%, 03/15/2027*	15,000	14,396

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Services (continued)
6.88%, 04/01/2028*	$ 10,000	$ 7,288
10.88%, 01/15/2032*	20,000	20,634
Concentra Escrow Issuer Corp.
6.88%, 07/15/2032*	25,000	25,524
DaVita, Inc.
6.88%, 09/01/2032*	60,000	60,460
HCA, Inc.
3.63%, 03/15/2032	11,000	9,695
4.50%, 02/15/2027	3,000	2,972
5.60%, 04/01/2034	13,000	12,806
6.00%, 04/01/2054	19,000	18,100
Humana, Inc.
5.75%, 03/01/2028	46,000	46,837
Tenet Healthcare Corp.
4.25%, 06/01/2029	15,000	14,082
5.13%, 11/01/2027	70,000	68,556
6.13%, 06/15/2030	25,000	24,803
		422,945
Home Builders — 0.1%
DR Horton, Inc.
5.00%, 10/15/2034	75,000	72,404
LGI Homes, Inc.
8.75%, 12/15/2028*	30,000	31,468
Taylor Morrison Communities, Inc.
5.13%, 08/01/2030*	20,000	19,139
5.75%, 01/15/2028*	10,000	9,934
5.88%, 06/15/2027*	10,000	10,036
Toll Brothers Finance Corp.
3.80%, 11/01/2029	23,000	21,649
4.35%, 02/15/2028	20,000	19,522
		184,152
Insurance — 0.3%
Acrisure LLC/Acrisure Finance, Inc.
7.50%, 11/06/2030*	30,000	30,891
8.50%, 06/15/2029*	30,000	31,263
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
5.88%, 11/01/2029*	35,000	33,624
7.00%, 01/15/2031*	35,000	35,137
7.38%, 10/01/2032*	10,000	10,092
Arthur J Gallagher & Co.
4.85%, 12/15/2029	20,000	19,908
Athene Global Funding
5.32%, 11/13/2031*	30,000	29,501
5.53%, 07/11/2031*	46,000	46,106
Athene Holding, Ltd.
5.88%, 01/15/2034	16,000	16,217
6.25%, 04/01/2054	11,000	11,019
Berkshire Hathaway Finance Corp.
2.85%, 10/15/2050	12,000	7,530
4.30%, 05/15/2043	25,000	21,632
CNA Financial Corp.
5.13%, 02/15/2034	24,000	23,554
CNO Financial Group, Inc.
5.25%, 05/30/2025	11,000	11,001
5.25%, 05/30/2029	15,000	14,894
6.45%, 06/15/2034	55,000	56,823
CNO Global Funding
4.95%, 09/09/2029*	10,000	9,911
Security Description	Shares or Principal Amount	Value

Insurance (continued)
F&G Annuities & Life, Inc.
6.50%, 06/04/2029	$ 28,000	$ 28,587
Fidelity National Financial, Inc.
3.20%, 09/17/2051	23,000	14,164
HUB International, Ltd.
7.25%, 06/15/2030*	25,000	25,619
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/2030*	10,000	10,518
10.50%, 12/15/2030*	25,000	27,028
Massachusetts Mutual Life Insurance Co.
3.73%, 10/15/2070*	58,000	37,444
MetLife, Inc.
6.40%, 12/15/2066	37,000	37,715
Teachers Insurance & Annuity Assoc. of America
6.85%, 12/16/2039*	16,000	17,745
		607,923
Internet — 0.1%
Meta Platforms, Inc.
4.75%, 08/15/2034	23,000	22,389
5.40%, 08/15/2054	95,000	91,995
5.55%, 08/15/2064	23,000	22,421
5.75%, 05/15/2063	37,000	37,360
Netflix, Inc.
4.90%, 08/15/2034	10,000	9,793
5.38%, 11/15/2029*	59,000	60,136
5.40%, 08/15/2054	10,000	9,727
5.88%, 11/15/2028	10,000	10,362
Wayfair LLC
7.25%, 10/31/2029*	20,000	19,990
		284,173
Investment Companies — 0.1%
Ares Capital Corp.
3.88%, 01/15/2026	82,000	81,062
7.00%, 01/15/2027	5,000	5,183
Blackstone Private Credit Fund
3.25%, 03/15/2027	23,000	22,021
		108,266
Iron/Steel — 0.1%
Allegheny Technologies, Inc.
5.13%, 10/01/2031	5,000	4,701
ArcelorMittal
7.00%, 10/15/2039	37,000	39,370
ATI, Inc.
4.88%, 10/01/2029	5,000	4,763
5.88%, 12/01/2027	30,000	29,733
7.25%, 08/15/2030	25,000	25,708
Big River Steel LLC/BRS Finance Corp.
6.63%, 01/31/2029*	22,000	21,977
Cleveland-Cliffs, Inc.
7.00%, 03/15/2032*	20,000	19,642
7.38%, 05/01/2033*	20,000	19,644
Commercial Metals Co.
4.38%, 03/15/2032	5,000	4,478
TMS International Corp.
6.25%, 04/15/2029*	25,000	23,970
United States Steel Corp.
6.65%, 06/01/2037	10,000	9,719
		203,705

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Leisure Time — 0.1%
Brunswick Corp.
5.85%, 03/18/2029	$ 23,000	$ 23,359
Brunswick Corp/DE
5.10%, 04/01/2052	20,000	15,549
Carnival Corp.
4.00%, 08/01/2028*	43,000	40,755
5.75%, 03/01/2027*	40,000	39,912
7.00%, 08/15/2029*	5,000	5,201
10.50%, 06/01/2030*	15,000	16,021
Carnival Holdings Bermuda, Ltd.
10.38%, 05/01/2028*	15,000	15,981
NCL Corp., Ltd.
7.75%, 02/15/2029*	15,000	15,750
8.13%, 01/15/2029*	10,000	10,537
Royal Caribbean Cruises, Ltd.
4.25%, 07/01/2026*	5,000	4,906
5.50%, 08/31/2026*	10,000	9,990
5.63%, 09/30/2031*	15,000	14,755
6.00%, 02/01/2033*	40,000	39,905
6.25%, 03/15/2032*	5,000	5,060
Viking Cruises, Ltd.
7.00%, 02/15/2029*	10,000	10,055
9.13%, 07/15/2031*	25,000	26,881
		294,617
Lodging — 0.1%
Boyd Gaming Corp.
4.75%, 06/15/2031*	35,000	32,381
Hyatt Hotels Corp.
5.25%, 06/30/2029	25,000	25,015
5.38%, 12/15/2031	20,000	19,905
Station Casinos LLC
4.63%, 12/01/2031*	20,000	17,916
6.63%, 03/15/2032*	15,000	14,906
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.88%, 05/15/2025*	20,000	19,957
		130,080
Machinery-Construction & Mining — 0.1%
Manitowoc Co., Inc.
9.25%, 10/01/2031*	15,000	15,376
Oshkosh Corp.
3.10%, 03/01/2030	8,000	7,317
4.60%, 05/15/2028	36,000	35,523
Terex Corp.
5.00%, 05/15/2029*	15,000	14,284
6.25%, 10/15/2032*	15,000	14,700
		87,200
Machinery-Diversified — 0.1%
Chart Industries, Inc.
7.50%, 01/01/2030*	25,000	25,992
9.50%, 01/01/2031*	10,000	10,717
Westinghouse Air Brake Technologies Corp.
5.61%, 03/11/2034	55,000	55,705
		92,414
Media — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031*	15,000	13,073
4.75%, 03/01/2030*	85,000	77,619
4.75%, 02/01/2032*	25,000	21,942
Security Description	Shares or Principal Amount	Value

Media (continued)
5.38%, 06/01/2029*	$ 50,000	$ 47,772
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/2029	37,000	32,624
Comcast Corp.
4.00%, 11/01/2049	41,000	31,005
Directv Financing LLC
8.88%, 02/01/2030*	10,000	9,840
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.
5.88%, 08/15/2027*	25,000	24,357
DISH DBS Corp.
5.25%, 12/01/2026*	10,000	9,090
Gray Television, Inc.
5.38%, 11/15/2031*	25,000	13,329
McGraw-Hill Education, Inc.
5.75%, 08/01/2028*	10,000	9,764
7.38%, 09/01/2031*	25,000	25,584
8.00%, 08/01/2029*	30,000	30,002
News Corp.
3.88%, 05/15/2029*	20,000	18,553
Nexstar Media, Inc.
4.75%, 11/01/2028*	15,000	13,986
Paramount Global
3.70%, 06/01/2028	28,000	26,360
4.20%, 06/01/2029	18,000	16,979
4.38%, 03/15/2043	24,000	17,472
Sirius XM Radio, Inc.
3.88%, 09/01/2031*	25,000	20,919
4.00%, 07/15/2028*	15,000	13,820
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033	9,000	10,124
Walt Disney Co.
4.75%, 09/15/2044	20,000	17,905
7.75%, 12/01/2045	3,000	3,812
		505,931
Mining — 0.1%
FMG Resources August 2006 Pty, Ltd.
6.13%, 04/15/2032*	20,000	19,756
Glencore Finance Canada, Ltd.
6.00%, 11/15/2041*	7,000	6,933
Glencore Funding LLC
2.50%, 09/01/2030*	24,000	20,805
5.63%, 04/04/2034*	40,000	39,822
6.38%, 10/06/2030*	29,000	30,457
Hudbay Minerals, Inc.
6.13%, 04/01/2029*	25,000	25,013
Novelis Corp.
3.88%, 08/15/2031*	15,000	12,915
4.75%, 01/30/2030*	15,000	13,845
		169,546
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/2029	25,000	23,030
Oil & Gas — 0.5%
Aker BP ASA
5.80%, 10/01/2054*	75,000	67,932
Canadian Natural Resources, Ltd.
5.00%, 12/15/2029*	14,000	13,844
7.20%, 01/15/2032	37,000	40,337
Cenovus Energy, Inc.
6.75%, 11/15/2039	2,000	2,144

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Chesapeake Energy Corp.
6.75%, 04/15/2029*	$ 55,000	$ 55,569
Civitas Resources, Inc.
8.38%, 07/01/2028*	10,000	10,386
8.63%, 11/01/2030*	5,000	5,236
8.75%, 07/01/2031*	25,000	26,063
Devon Energy Corp.
7.95%, 04/15/2032	20,000	22,520
Devon Financing Co. LLC
7.88%, 09/30/2031	10,000	11,270
Encino Acquisition Partners Holdings LLC
8.50%, 05/01/2028*	30,000	30,611
8.75%, 05/01/2031*	15,000	15,825
Kraken Oil & Gas Partners LLC
7.63%, 08/15/2029*	35,000	33,685
Matador Resources Co.
6.25%, 04/15/2033*	35,000	33,919
6.50%, 04/15/2032*	30,000	29,660
Nabors Industries, Inc.
7.38%, 05/15/2027*	20,000	19,977
8.88%, 08/15/2031*	35,000	32,501
Occidental Petroleum Corp.
5.20%, 08/01/2029	28,000	27,780
5.55%, 10/01/2034	64,000	62,251
6.20%, 03/15/2040	55,000	54,186
7.50%, 05/01/2031	20,000	21,865
Ovintiv, Inc.
5.65%, 05/15/2028	12,000	12,168
6.25%, 07/15/2033	9,000	9,212
Precision Drilling Corp.
6.88%, 01/15/2029*	15,000	14,865
7.13%, 01/15/2026*	11,000	10,992
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.
7.88%, 11/01/2028*	25,000	25,702
SM Energy Co.
6.75%, 09/15/2026	10,000	9,990
7.00%, 08/01/2032*	40,000	39,438
Southwestern Energy Co.
5.38%, 02/01/2029	45,000	44,327
5.38%, 03/15/2030	15,000	14,668
TGNR Intermediate Holdings LLC
5.50%, 10/15/2029*	35,000	32,682
Transocean Aquila, Ltd.
8.00%, 09/30/2028*	4,539	4,640
Transocean Poseidon, Ltd.
6.88%, 02/01/2027*	12,000	11,979
Transocean Titan Financing, Ltd.
8.38%, 02/01/2028*	15,000	15,306
Transocean, Inc.
6.80%, 03/15/2038	25,000	20,485
8.75%, 02/15/2030*	8,500	8,766
Viper Energy Partners LP
7.38%, 11/01/2031*	20,000	20,939
Viper Energy, Inc.
5.38%, 11/01/2027*	20,000	19,722
Vital Energy, Inc.
7.75%, 07/31/2029*	5,000	4,952
7.88%, 04/15/2032*	30,000	28,866
		967,260
Security Description	Shares or Principal Amount	Value

Packaging & Containers — 0.1%
Berry Global, Inc.
1.57%, 01/15/2026	$ 30,000	$ 28,951
1.65%, 01/15/2027	48,000	44,945
5.50%, 04/15/2028	4,000	4,038
Graham Packaging Co., Inc.
7.13%, 08/15/2028*	25,000	24,635
Graphic Packaging International LLC
3.50%, 03/01/2029*	10,000	9,134
Intelligent Packaging, Ltd. Finco, Inc./Intelligent Packaging, Ltd. Co.-Issuer LLC
6.00%, 09/15/2028*	50,000	49,214
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2027*	20,000	20,404
9.25%, 04/15/2027*	25,000	25,292
Owens-Brockway Glass Container, Inc.
7.25%, 05/15/2031*	30,000	29,197
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.
4.38%, 10/15/2028*	15,000	14,988
WestRock MWV LLC
7.95%, 02/15/2031	1,000	1,126
8.20%, 01/15/2030	20,000	22,691
		274,615
Pharmaceuticals — 0.3%
AbbVie, Inc.
4.95%, 03/15/2031	40,000	39,992
5.05%, 03/15/2034	12,000	11,856
Bausch Health Cos., Inc.
6.13%, 02/01/2027*	15,000	13,613
CVS Health Corp.
4.78%, 03/25/2038	48,000	41,504
6.75%, 12/10/2054	10,000	9,805
7.00%, 03/10/2055	35,000	35,117
Elanco Animal Health, Inc.
6.65%, 08/28/2028	15,000	15,208
Eli Lilly & Co.
4.88%, 02/27/2053	16,000	14,485
Endo Finance Holdings, Inc.
8.50%, 04/15/2031*	15,000	15,893
Pfizer Investment Enterprises Pte., Ltd.
4.75%, 05/19/2033	63,000	61,216
5.30%, 05/19/2053	26,000	24,344
Teva Pharmaceutical Finance Netherlands III BV
5.13%, 05/09/2029	200,000	195,304
Wyeth LLC
5.95%, 04/01/2037	8,000	8,352
Zoetis, Inc.
2.00%, 05/15/2030	85,000	73,146
		559,835
Pipelines — 0.4%
Cheniere Energy Partners LP
3.25%, 01/31/2032	33,000	28,615
4.50%, 10/01/2029	51,000	49,377
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030*	21,000	21,616
6.54%, 11/15/2053*	21,000	22,007
DT Midstream, Inc.
5.80%, 12/15/2034*	45,000	45,317
El Paso Natural Gas Co. LLC
8.38%, 06/15/2032	21,000	24,673

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Enbridge, Inc.
4.25%, 12/01/2026	$ 11,000	$ 10,895
Energy Transfer LP
5.25%, 07/01/2029	61,000	61,290
6.63%, 02/15/2028(2)	80,000	78,678
Energy Transfer Operating LP
6.50%, 02/01/2042	2,000	2,071
Hess Midstream Operations LP
5.13%, 06/15/2028*	10,000	9,727
5.50%, 10/15/2030*	15,000	14,501
5.63%, 02/15/2026*	25,000	24,918
6.50%, 06/01/2029*	10,000	10,099
Kinder Morgan Energy Partners LP
5.40%, 09/01/2044	6,000	5,475
Kinder Morgan, Inc.
7.75%, 01/15/2032	12,000	13,633
Kinetik Holdings LP
5.88%, 06/15/2030*	25,000	24,608
ONEOK, Inc.
4.75%, 10/15/2031	35,000	33,856
6.10%, 11/15/2032	40,000	41,393
South Bow USA Infrastructure Holdings LLC
5.03%, 10/01/2029*	33,000	32,426
5.58%, 10/01/2034*	18,000	17,507
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.88%, 02/01/2031	37,000	35,725
5.00%, 01/15/2028	41,000	40,555
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029*	15,000	13,781
6.25%, 01/15/2030*	80,000	80,746
Venture Global LNG, Inc.
8.13%, 06/01/2028*	10,000	10,403
8.38%, 06/01/2031*	30,000	31,288
9.00%, 09/30/2029*(2)	25,000	26,139
9.50%, 02/01/2029*	20,000	22,105
9.88%, 02/01/2032*	20,000	21,946
		855,370
Private Equity — 0.0%
KKR Group Finance Co. VI LLC
3.75%, 07/01/2029*	29,000	27,425
Real Estate — 0.0%
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp.
7.00%, 04/15/2030*	16,000	14,194
REITS — 0.3%
American Tower Corp.
2.90%, 01/15/2030	34,000	30,620
3.13%, 01/15/2027	76,000	73,527
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/2029*	25,000	21,697
Crown Castle, Inc.
3.80%, 02/15/2028	31,000	29,829
4.75%, 05/15/2047	5,000	4,236
4.90%, 09/01/2029	23,000	22,745
Crown Castle, Inc.
3.65%, 09/01/2027	14,000	13,576
EPR Properties
4.50%, 06/01/2027	11,000	10,812
Security Description	Shares or Principal Amount	Value

REITS (continued)
Equinix, Inc.
3.20%, 11/18/2029	$ 48,000	$ 44,128
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/2032	17,000	14,561
6.75%, 12/01/2033	29,000	30,699
Iron Mountain, Inc.
6.25%, 01/15/2033*	45,000	44,820
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027*	20,000	19,285
5.25%, 10/01/2025*	5,000	5,007
Prologis LP
2.25%, 04/15/2030	10,000	8,748
5.00%, 03/15/2034	34,000	33,206
RHP Hotel Properties LP/RHP Finance Corp.
6.50%, 04/01/2032*	30,000	30,151
7.25%, 07/15/2028*	10,000	10,268
VICI Properties LP
4.75%, 02/15/2028	26,000	25,781
5.13%, 11/15/2031	5,000	4,877
5.75%, 04/01/2034	34,000	34,308
VICI Properties LP/VICI Note Co., Inc.
3.75%, 02/15/2027*	12,000	11,643
3.88%, 02/15/2029*	28,000	26,384
4.50%, 01/15/2028*	33,000	32,274
Weyerhaeuser Co.
7.38%, 03/15/2032	6,000	6,679
XHR LP
6.63%, 05/15/2030*	10,000	10,033
		599,894
Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc.
4.00%, 10/15/2030*	25,000	22,358
6.13%, 06/15/2029*	10,000	10,037
Alimentation Couche-Tard, Inc.
2.95%, 01/25/2030*	30,000	27,043
3.55%, 07/26/2027*	30,000	28,973
Bath & Body Works, Inc.
6.88%, 11/01/2035	40,000	40,928
BCPE Ulysses Intermediate, Inc.
7.75%, 04/01/2027*(3)	15,000	14,835
Beacon Roofing Supply, Inc.
4.13%, 05/15/2029*	10,000	9,487
Carvana Co.
9.00%, 12/01/2028*(3)	17,188	18,353
Dick's Sporting Goods, Inc.
4.10%, 01/15/2052	30,000	21,916
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
6.75%, 01/15/2030*	35,000	32,288
FirstCash, Inc.
6.88%, 03/01/2032*	55,000	55,224
Foundation Building Materials, Inc.
6.00%, 03/01/2029*	30,000	26,291
Home Depot, Inc.
4.95%, 06/25/2034	18,000	17,757
5.30%, 06/25/2054	18,000	17,243
LBM Acquisition LLC
6.25%, 01/15/2029*	20,000	18,396
Specialty Building Products Holdings LLC/SBP Finance Corp.
7.75%, 10/15/2029*	10,000	10,149

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Retail (continued)
White Cap Buyer LLC
6.88%, 10/15/2028*	$ 45,000	$ 44,502
		415,780
Semiconductors — 0.0%
Broadcom, Inc.
3.19%, 11/15/2036*	35,000	28,194
Software — 0.2%
AppLovin Corp.
5.13%, 12/01/2029	7,000	6,983
5.38%, 12/01/2031	30,000	30,008
5.95%, 12/01/2054	3,000	2,955
AthenaHealth Group, Inc.
6.50%, 02/15/2030*	30,000	28,510
Atlassian Corp.
5.25%, 05/15/2029	13,000	13,097
5.50%, 05/15/2034	8,000	8,035
Cloud Software Group, Inc.
6.50%, 03/31/2029*	25,000	24,539
9.00%, 09/30/2029*	15,000	15,229
MSCI, Inc.
3.63%, 09/01/2030*	55,000	50,068
Oracle Corp.
2.88%, 03/25/2031	83,000	73,035
3.65%, 03/25/2041	59,000	46,005
6.50%, 04/15/2038	11,000	11,821
Rocket Software, Inc.
6.50%, 02/15/2029*	20,000	18,831
ServiceNow, Inc.
1.40%, 09/01/2030	35,000	29,089
UKG, Inc.
6.88%, 02/01/2031*	30,000	30,436
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.88%, 02/01/2029*	20,000	18,175
		406,816
Telecommunications — 0.3%
AT&T, Inc.
2.55%, 12/01/2033	46,000	37,055
4.75%, 05/15/2046	5,000	4,340
Cisco Systems, Inc.
5.30%, 02/26/2054	27,000	26,245
CommScope LLC
7.13%, 07/01/2028*	20,000	17,604
CommScope, Inc.
6.00%, 03/01/2026*	10,000	9,950
EchoStar Corp.
10.75%, 11/30/2029	25,000	26,882
Frontier Communications Holdings LLC
5.88%, 10/15/2027*	15,000	14,953
8.75%, 05/15/2030*	15,000	15,853
Level 3 Financing, Inc.
10.50%, 05/15/2030*	26,000	28,314
Rogers Communications, Inc.
3.80%, 03/15/2032	24,000	21,583
5.00%, 02/15/2029	46,000	45,707
Sprint Capital Corp.
6.88%, 11/15/2028	42,000	44,582
T-Mobile USA, Inc.
2.88%, 02/15/2031	10,000	8,788
3.38%, 04/15/2029	33,000	30,801
3.75%, 04/15/2027	15,000	14,654
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
3.88%, 04/15/2030	$ 7,000	$ 6,587
5.05%, 07/15/2033	50,000	48,959
Verizon Communications, Inc.
2.10%, 03/22/2028	12,000	11,035
3.70%, 03/22/2061	33,000	22,376
4.33%, 09/21/2028	85,000	83,253
		519,521
Toys/Games/Hobbies — 0.0%
Mattel, Inc.
3.38%, 04/01/2026*	5,000	4,897
Transportation — 0.0%
Watco Cos. LLC/Watco Finance Corp.
7.13%, 08/01/2032*	30,000	30,922
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.40%, 11/15/2026*	10,000	9,730
4.40%, 07/01/2027*	85,000	83,902
		93,632
Total Corporate Bonds & Notes (cost $16,053,448)		15,769,140
CONVERTIBLE BONDS & NOTES — 0.0%
Food — 0.0%
Chefs' Warehouse, Inc.
2.38%, 12/15/2028	15,000	19,252
Internet — 0.0%
Uber Technologies, Inc.
0.88%, 12/01/2028	15,000	16,500
Oil & Gas — 0.0%
Nabors Industries, Inc.
1.75%, 06/15/2029	10,000	7,231
Real Estate — 0.0%
Realogy Group LLC/Realogy Co.-Issuer Corp.
0.25%, 06/15/2026	17,000	15,045
Software — 0.0%
Guidewire Software, Inc.
1.25%, 11/01/2029*	22,000	21,461
Total Convertible Bonds & Notes (cost $81,002)		79,489
LOANS(4)(5)(6) — 0.3%
Advanced Materials / Products — 0.0%
GLATFELTER CORP FRS
8.76%, (TSFR1M+4.25%), 11/04/2031	25,000	25,031
Advertising — 0.0%
Clear Channel Outdoor Holdings, Inc. FRS
8.47%, (TSFR1M+4.00%), 08/23/2028	5,853	5,882
Airlines — 0.0%
Aadvantage Loyalty LP, Ltd. FRS
9.63% , (TSFR3M+4.75%), 04/20/2028	30,722	31,495
United Airlines, Inc. FRS
6.63% , (TSFR3M+2.00%), 02/22/2031	16,658	16,694
		48,189
Auto Parts & Equipment — 0.0%
Dexko Global, Inc. FRS
8.34%, (TSFR3M+3.75%), 10/04/2028	9,949	9,386

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
LOANS (continued)
Building Materials — 0.0%
CP Atlas Buyer, Inc. FRS
8.21% , (TSFR1M+3.75%), 11/23/2027	$ 20,219	$ 19,705
EMRLD Borrower LP FRS
6.83% , (TSFR1M+2.50%), 08/04/2031	4,987	5,003
		24,708
Chemicals — 0.1%
Herens US Holdco Corp. FRS
8.35% , (TSFR3M+3.93%), 07/03/2028	9,900	9,712
Hexion Holdings Corp. FRS
11.89% , (TSFR1M+7.44%), 03/15/2030	17,647	16,721
LSF11 A5 HoldCo LLC FRS
7.97% , (TSFR1M+3.50%), 10/15/2028	4,925	4,948
Nouryon Finance BV FRS
7.66% , (TSFR3M+3.25%), 04/03/2028	20,999	21,169
10.25% , (TSFR3M+2.25%), 04/03/2028	9,900	9,956
Vibrantz Technologies, Inc. FRS
9.06% , (TSFR3M+4.25%), 04/23/2029	24,797	24,418
WR Grace Holdings LLC FRS
7.58% , (TSFR3M+3.25%), 09/22/2028	4,949	4,982
		91,906
Commercial Services — 0.0%
Veritiv Operating Co. FRS
8.29% , (TSFR3M+4.50%), 11/30/2030	7,104	7,121
VM Consolidated, Inc. FRS
6.59% , (TSFR1M+2.25%), 03/24/2028	21,276	21,342
		28,463
Computers — 0.0%
Fortress Intermediate 3, Inc. FRS
7.86%, (TSFR1M+3.50%), 06/24/2031	14,963	15,009
Entertainment — 0.0%
Scientific Games Holdings LP FRS
7.59%, (TSFR3M+3.00%), 04/04/2029	9,950	9,965
Environmental Control — 0.0%
Madison IAQ LLC BTL FRS
7.89%, (TSFR6M+2.75%), 06/21/2028	9,797	9,832
Healthcare-Products — 0.0%
Bausch & Lomb Corp. FRS
7.69% , (TSFR1M+3.25%), 05/10/2027	24,771	24,839
Medline Borrower LP FRS
6.61% , (TSFR1M+2.25%), 10/23/2028	13,527	13,579
		38,418
Home Furnishings — 0.0%
Mattress Firm, Inc. BTL-B FRS
8.92%, (TSFR6M+4.25%), 09/25/2028	14,685	14,663
Lodging — 0.0%
Fertitta Entertainment LLC FRS
7.86%, (TSFR1M+3.50%), 01/27/2029	19,822	19,884
Machinery-Construction & Mining — 0.0%
Vertiv Group Corp. FRS
6.19%, (TSFR1M+1.75%), 03/02/2027	28,379	28,397
Machinery-Diversified — 0.0%
TK Elevator US Newco, Inc. FRS
8.59%, (TSFR6M+3.50%), 04/30/2030	22,948	23,086
Media — 0.0%
Directv Financing LLC FRS
10.10%, (TSFR3M+5.25%), 08/02/2029	4,949	4,859
Security Description	Shares or Principal Amount	Value

Packaging & Containers — 0.0%
Klockner Pentaplast of America, Inc. BTL-B FRS
9.72%, (TSFR6M+4.73%), 02/12/2026	$ 14,573	$ 13,116
Pharmaceuticals — 0.0%
Endo Finance Holdings, Inc. FRS
8.36%, (TSFR1M+4.00%), 04/23/2031	29,925	30,082
Retail — 0.1%
Foundation Building Materials, Inc. FRS
8.59% , (TSFR3M+4.00%), 01/29/2031	24,875	24,470
IRB Holding Corp. FRS
6.86% , (TSFR1M+2.50%), 12/15/2027	14,713	14,718
LBM Acquisition LLC FRS
8.30% , (TSFR1M+3.75%), 06/06/2031	9,924	9,824
PetSmart, Inc. BTL-B FRS
8.21% , (TSFR1M+3.75%), 02/11/2028	14,371	14,299
White Cap Buyer LLC FRS
7.61% , (TSFR1M+3.25%), 10/19/2029	19,479	19,481
		82,792
Software — 0.1%
Ascend Learning LLC FRS
10.21% , (TSFR1M+5.75%), 12/10/2029	10,000	9,900
Cloud Software Group, Inc. FRS
7.83% , (TSFR3M+3.50%), 03/30/2029	3,668	3,676
Idera, Inc. FRS
8.07% , (TSFR3M+3.50%), 03/02/2028	19,900	19,485
Rocket Software, Inc. FRS
8.61% , (TSFR1M+4.25%), 11/28/2028	18,904	19,051
UKG, Inc. FRS
7.62% , (TSFR3M+3.00%), 02/10/2031	4,975	5,006
		57,118
Telecommunications — 0.0%
Connect Finco SARL FRS
8.86% , (TSFR1M+4.50%), 09/27/2029	14,888	13,213
Zegona Communications PLC FRS
9.40% , (TSFR1M+4.25%), 07/17/2029	14,962	14,962
		28,175
Total Loans (cost $608,476)		608,961
ASSET BACKED SECURITIES — 0.2%
Auto Loan Receivables — 0.1%
Ford Credit Auto Owner Trust
Series 2024-B, Class A3 5.10%, 04/15/2029	91,000	92,064
Commercial and Residential — 0.0%
JPMorgan Mtg. Trust FRS
Series 2023-HE3, Class A1 6.20%, (SOFR30A+1.60%), 05/25/2054*	49,459	49,875
Credit Card Receivables — 0.1%
Capital One Multi-Asset Execution Trust
Series 2022-A2, Class A 3.49%, 05/15/2027	122,000	121,521

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities — 0.0%
Ready Capital Mtg. Financing LLC FRS
Series 2022-FL8, Class A 6.22%, (SOFR30A+1.65%), 01/25/2037*	$ 24,333	$ 24,310
Series 2022-FL8, Class AS 6.67%, (SOFR30A+2.10%), 01/25/2037*	38,000	37,875
		62,185
Total Asset Backed Securities (cost $321,039)		325,645
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.3%
Commercial and Residential — 1.1%
AREIT Trust FRS
Series 2021-CRE5, Class A 5.58%, (TSFR1M+1.19%), 11/17/2038*	10,963	10,944
Barclays Commercial Mtg. Trust
Series 2019-C3, Class C 4.18%, 05/15/2052	27,000	23,138
CD Mtg. Trust VRS
Series 2016-CD1, Class XA 1.34%, 08/10/2049(7)(8)	224,442	2,614
Citigroup Commercial Mtg. Trust VRS
Series 2016-P6, Class A5 3.72%, 12/10/2049(8)	38,000	36,562
Series 2015-P1, Class B 4.32%, 09/15/2048(8)	66,000	64,161
Series 2014-GC21, Class C 4.78%, 05/10/2047(8)	31,218	28,829
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2005-2, Class 1A2A 6.17%, 05/25/2035(8)	3,620	3,544
Commercial Mtg. Trust
Series 2014-UBS4, Class AM 3.97%, 08/10/2047	55,000	52,307
Commercial Mtg. Trust VRS
Series 2014-UBS4, Class XA 0.81%, 08/10/2047(7)(8)	154,324	2
Series 2015-CR22, Class AM 3.60%, 03/10/2048(8)	30,000	29,307
Series 2014-CR15, Class B 3.92%, 02/10/2047(8)	35,797	34,533
Series 2014-UBS6, Class C 4.26%, 12/10/2047(8)	11,062	10,537
Series 2015-LC21, Class B 4.31%, 07/10/2048(8)	127,000	125,477
Series 2015-CR23, Class C 4.33%, 05/10/2048(8)	59,000	55,699
Series 2014-CR17, Class C 4.78%, 05/10/2047(8)	68,000	62,034
Connecticut Avenue Securities Trust
Series 2024-R06, Class 1M1 5.62%, 09/25/2044*	7,162	7,168
Series 2024-R06, Class 1A1 5.72%, 09/25/2044*	26,949	27,036
Connecticut Avenue Securities Trust FRS
Series 2021-R02, Class 2M1 5.47%, (SOFR30A+0.90%), 11/25/2041*	1,252	1,251
Series 2022-R01, Class 1M1 5.57%, (SOFR30A+1.00%), 12/25/2041*	2,897	2,895
Series 2022-R01, Class 1M2 6.47%, (SOFR30A+1.90%), 12/25/2041*	26,000	26,371
Series 2022-R05, Class 2M1 6.47%, (SOFR30A+1.90%), 04/25/2042*	5,507	5,545
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2022-R04, Class 1M1 6.57%, (SOFR30A+2.00%), 03/25/2042*	$ 30,604	$ 30,963
Series 2022-R03, Class 1M1 6.67%, (SOFR30A+2.10%), 03/25/2042*	49,245	49,925
Series 2019-HRP1, Class M2 6.83%, (SOFR30A+2.26%), 11/25/2039*	1,691	1,699
Series 2018-C05, Class 1M2 7.03%, (SOFR30A+2.46%), 01/25/2031	16,368	16,720
Series 2022-R09, Class 2M1 7.06%, (SOFR30A+2.50%), 09/25/2042*	5,599	5,710
Series 2022-R08, Class 1M1 7.12%, (TSFR1M+2.55%), 07/25/2042*	10,747	11,036
Series 2022-R06, Class 1M1 7.32%, (SOFR30A+2.75%), 05/25/2042*	15,968	16,394
Series 2017-C06, Class 1M2B 7.33%, (SOFR30A+2.76%), 02/25/2030	2,349	2,361
Series 2022-R07, Class 1M1 7.51%, (SOFR30A+2.95%), 06/25/2042*	20,822	21,514
Series 2017-C01, Class 1M2 8.23%, (SOFR30A+3.66%), 07/25/2029	62,578	64,405
Series 2017-C02, Class 2M2C 8.33%, (SOFR30A+3.76%), 09/25/2029	16,000	16,614
Series 2016-C04, Class 1M2 8.93%, (SOFR30A+4.36%), 01/25/2029	55,822	57,541
Series 2016-C07, Class 2M2 9.03%, (SOFR30A+4.46%), 05/25/2029	43,727	45,454
Series 2016-C05, Class 2M2 9.13%, (SOFR30A+4.56%), 01/25/2029	52,491	54,181
Series 2015-C04, Class 1M2 10.38%, (SOFR30A+5.81%), 04/25/2028	10,647	11,044
Series 2016-C03, Class 2M2 10.58%, (SOFR30A+6.01%), 10/25/2028	1,092	1,140
Series 2016-C02, Class 1M2 10.68%, (SOFR30A+6.11%), 09/25/2028	14,824	15,264
Series 2016-C01, Class 1M2 11.43%, (SOFR30A+6.86%), 08/25/2028	4,446	4,666
Series 2016-C01, Class 2M2 11.63%, (SOFR30A+7.06%), 08/25/2028	7,296	7,624
Credit Suisse Mtg. Capital Certs. VRS
Series 2006-C4, Class AX 0.86%, 09/15/2039*(7)(8)	51	0
CSAIL Commercial Mtg. Trust
Series 2019-C17, Class AS 3.28%, 09/15/2052	82,000	71,975
Series 2016-C6, Class AS 3.35%, 01/15/2049	43,000	41,013
CSAIL Commercial Mtg. Trust VRS
Series 2015-C1, Class XA 0.45%, 04/15/2050(7)(8)	204,308	2
Series 2015-C1, Class AS 3.79%, 04/15/2050(8)	53,000	52,207
Series 2016-C7, Class AS 3.96%, 11/15/2049(8)	64,000	61,524
Series 2015-C1, Class C 4.06%, 04/15/2050(8)	34,000	30,248
CSMC Trust VRS
Series 2016-NXSR, Class AS 4.05%, 12/15/2049(8)	54,000	51,442
DBUBS Mtg. Trust VRS
Series 2011-LC3A, Class D 5.35%, 08/10/2044*(8)	91,759	85,620

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
GS Mtg. Securities Trust
Series 2014-GC26, Class AS 3.96%, 11/10/2047	$ 3,504	$ 3,400
JPMBB Commercial Mtg. Securities Trust VRS
Series 2013-C12, Class C 3.94%, 07/15/2045(8)	22,027	20,716
Series 2014-C23, Class B 4.55%, 09/15/2047(8)	73,000	71,065
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2013-LC11, Class AS 3.22%, 04/15/2046	16,680	15,211
JPMorgan Chase Commercial Mtg. Securities Trust VRS
Series 2014-C20, Class B 4.40%, 07/15/2047(8)	14,190	13,844
Series 2012-C6, Class D 4.96%, 05/15/2045(8)	26,310	25,519
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2015-C22, Class B 3.88%, 04/15/2048(8)	45,000	42,423
Series 2016-C32, Class AS 3.99%, 12/15/2049(8)	91,000	87,090
Series 2014-C16, Class B 4.27%, 06/15/2047(8)	6,453	6,195
Series 2012-C5, Class E 4.64%, 08/15/2045*(8)	67,000	65,123
Series 2013-C12, Class C 4.80%, 10/15/2046(8)	45,979	43,012
Morgan Stanley Capital I Trust VRS
Series 2016-BNK2, Class C 3.88%, 11/15/2049(8)	15,000	11,932
Shelter Growth CRE Issuer, Ltd. FRS
Series 2021-FL3, Class A 5.59%, (TSFR1M+1.19%), 09/15/2036*	10,004	9,986
Wells Fargo Commercial Mtg. Trust
Series 2016-BNK1, Class AS 2.81%, 08/15/2049	83,000	77,739
Series 2017-RC1, Class AS 3.84%, 01/15/2060	28,000	27,018
Series 2017-C39, Class B 4.03%, 09/15/2050	39,000	36,359
Series 2019-C50, Class B 4.19%, 05/15/2052	50,000	46,124
Series 2019-C49, Class B 4.55%, 03/15/2052	47,000	44,559
Wells Fargo Commercial Mtg. Trust VRS
Series 2020-C57, Class C 4.02%, 08/15/2053(8)	44,000	38,623
Series 2015-LC20, Class C 4.06%, 04/15/2050(8)	59,000	55,811
WF-RBS Commercial Mtg. Trust VRS
Series 2013-C11, Class B 3.71%, 03/15/2045(8)	27,074	26,742
Series 2012-C10, Class C 4.31%, 12/15/2045(8)	18,000	14,790
Series 2011-C3, Class D 5.85%, 03/15/2044*(8)	8,560	2,740
		2,224,261
U.S. Government Agency — 0.2%
Federal Home Loan Mtg. Corp. REMIC FRS
5.72%, (-3.00*SOFR30A+19.52%), 03/15/2035(9)	6,795	6,816
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2022-DNA1, Class M1A 5.57%, (SOFR30A+1.00%), 01/25/2042*	$ 15,603	$ 15,608
Series 2022-DNA2, Class M1A 5.87%, (SOFR30A+1.30%), 02/25/2042*	36,108	36,176
Series 2021-DNA6, Class M2 6.07%, (SOFR30A+1.50%), 10/25/2041*	13,000	13,077
Series 2021-DNA5, Class M2 6.22%, (SOFR30A+1.65%), 01/25/2034*	7,303	7,352
Series 2021-DNA7, Class M2 6.37%, (SOFR30A+1.80%), 11/25/2041*	51,000	51,478
Series 2022-DNA1, Class M1B 6.42%, (SOFR30A+1.85%), 01/25/2042*	21,000	21,298
Series 2023-HQA3, Class A1 6.42%, (SOFR30A+1.85%), 11/25/2043*	14,090	14,246
Series 2023-HQA3, Class M1 6.42%, (SOFR30A1.85%), 11/25/2043*	7,423	7,473
Series 2022-DNA3, Class M1A 6.57%, (SOFR30A+2.00%), 04/25/2042*	9,351	9,471
Series 2023-HQA2, Class M1A 6.57%, (SOFR30A+2.00%), 06/25/2043*	7,949	7,995
Series 2022-DNA6, Class M1A 6.72%, (SOFR30A+2.15%), 09/25/2042*	5,704	5,758
Series 2022-DNA4, Class M1A 6.77%, (SOFR30A+2.20%), 05/25/2042*	26,456	26,876
Series 2022-HQA3, Class M1A 6.87%, (SOFR30A+2.30%), 08/25/2042*	22,094	22,576
Series 2022-HQA2, Class M1A 7.22%, (SOFR30A+2.65%), 07/25/2042*	15,711	16,105
Series 2022-DNA5, Class M1A 7.52%, (TSFR1M+2.95%), 06/25/2042*	68,925	70,967
Government National Mtg. Assoc. REMIC VRS
Series 2021-189, Class IO 0.88%, 06/16/2061(7)(8)	749,553	50,034
		383,306
Total Collateralized Mortgage Obligations (cost $2,704,743)		2,607,567
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 7.0%
U.S. Government — 3.3%
United States Treasury Bonds
1.88%, 02/15/2051	490,000	272,483
2.00%, 08/15/2051	380,000	217,136
2.75%, 08/15/2042(10)	1,790,000	1,344,798
2.88%, 05/15/2052	90,000	62,940
3.00%, 02/15/2049	320,000	232,813
3.63%, 02/15/2053	100,000	81,249
United States Treasury Notes
0.50%, 02/28/2026	650,000	622,745
1.50%, 02/15/2030	730,000	633,870
1.63%, 02/15/2026 to 09/30/2026	2,720,000	2,622,485
3.38%, 05/15/2033	100,000	91,898
3.88%, 08/15/2033	710,000	675,721
		6,858,138
U.S. Government Agency — 3.7%
Federal Home Loan Mtg. Corp.
2.50%, 01/01/2052	930,443	768,506
3.00%, 08/01/2052	943,327	813,119
3.50%, 06/01/2052	948,756	845,918
5.50%, 06/01/2035	932	939
7.50%, 10/01/2029	644	657

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mtg. Assoc.
1.50%, 11/01/2041	$ 541,833	$ 434,548
2.00%, 09/01/2050	944,809	740,817
2.50%, 11/01/2051	1,899,971	1,564,401
3.00%, 09/01/2046 to 10/01/2046	209,622	181,055
5.28%, 12/01/2028	40,000	40,726
6.00%, 06/01/2036	321	327
6.50%, 07/01/2036 to 11/01/2036	18,983	19,611
7.00%, 06/01/2033 to 04/01/2035	2,726	2,824
Government National Mtg. Assoc.
3.00%, 11/20/2051	830,785	716,274
3.50%, 05/20/2052	982,899	869,036
4.00%, 03/20/2053	950,506	876,000
6.00%, 11/20/2053	22,077	22,667
6.50%, 08/20/2037 to 09/20/2037	5,575	5,867
		7,903,292
Total U.S. Government & Agency Obligations (cost $15,456,580)		14,761,430
MUNICIPAL SECURITIES — 0.0%
North Texas Tollway Authority Revenue Bonds
6.72%, 01/01/2049	25,000	27,784
Ohio State University Revenue Bonds
4.91%, 06/01/2040	15,000	14,034
State of California General Obligation Bonds
7.50%, 04/01/2034	30,000	34,226
Total Municipal Securities (cost $70,129)		76,044
UNAFFILIATED INVESTMENT COMPANIES — 0.7%
iShares Core MSCI Emerging Markets ETF	7,404	386,637
SPDR S&P 500 Trust ETF	1,249	732,014
SPDR S&P MidCap 400 Trust ETF	177	100,815
Xtrackers Harvest CSI 300 China A-Shares ETF	5,523	146,194
Total Unaffiliated Investment Companies (cost $1,435,077)		1,365,660
ESCROWS AND LITIGATION TRUSTS — 0.0%
Seventy Seven Energy, Inc. 6.63%, 11/15/2019(1) (cost $4)	20,000	2
Total Long-Term Investment Securities (cost $159,437,572)		199,180,132
SHORT-TERM INVESTMENTS — 2.5%
U.S. Government Agency — 2.5%
Federal Home Loan Bank Disc. Notes
4.10%, 01/02/2025 (cost $5,290,397)	5,291,000	5,289,763
Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 2.9%
Agreement with Bank of America Securities LLC, bearing interest at 4.44% dated 12/31/2024, to be repurchased 01/02/2025 in the amount of $6,001,480 and collateralized by $7,521,000 of United States Treasury Bonds, bearing interest at 3.13% due 11/15/2041 and having an approximate value of $6,143,029 (cost $6,000,000)	$6,000,000	$ 6,000,000
TOTAL INVESTMENTS (cost $170,727,969)	100.3%	210,469,895
Other assets less liabilities	(0.3)	(526,921)
NET ASSETS	100.0%	$209,942,974
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Putnam Asset Allocation Diversified Growth Portfolio has no right to demand registration of these securities. At December 31, 2024, the aggregate value of these securities was $9,334,518 representing 4.4% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(4)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(5)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. The rate shown represents the rate at the end of the period. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(6)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(7)	Interest Only
(8)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(9)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at December 31, 2024.
(10)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
BTL—Bank Term Loan
CVR—Contingent Value Rights
ETF—Exchange Traded Fund
FRS—Floating Rate Security
LSE—London Stock Exchange
REMIC—Real Estate Mortgage Investment Conduit
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
TSFR6M—Term Secured Overnight Financing Rate 6 Month
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at December 31, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Equity Swaps
Counterparty (OTC)/Centrally Cleared	Pay/ Receive	Underlying Reference	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Bank of America, N.A.	Pay	Alrajhi Bank	Less than 1-Month SOFR + 1.000%	Monthly	06/23/2025	$101,846	$—	$1,959	$1,959
Bank of America, N.A.	Pay	Al Rajhi Bank	Less than 1-Month SOFR + 1.000	Monthly	06/23/2025	89,223	—	1,716	1,716
Bank of America, N.A.	Pay	Al Rajhi Bank	Less than 1-Month SOFR + 1.000	Monthly	06/23/2025	16,871	—	325	325
Bank of America, N.A.	Pay	Etihad Etisalat Co	Less than 1-Month SOFR + 1.000	Monthly	06/23/2025	67,644	—	1,412	1,412
							$—	$5,412	$5,412
SOFR—Secured Overnight Financing Rate
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
17	Long	MSCI EAFE Index	March 2025	$1,982,442	$1,927,375	$ (55,067)
19	Long	S&P 500 E-Mini Index	March 2025	5,847,303	5,638,962	(208,341)
20	Long	U.S. Treasury 10 Year Notes	March 2025	2,211,250	2,175,000	(36,250)
10	Long	U.S. Treasury 2 Year Notes	March 2025	2,057,227	2,056,094	(1,133)
13	Long	U.S. Treasury 5 Year Notes	March 2025	1,394,141	1,381,961	(12,180)
5	Long	U.S. Treasury Ultra Bonds	March 2025	625,938	594,532	(31,406)
						$(344,377)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	DKK	425,600	USD	60,702	03/19/2025	$ 1,337	$ —
	USD	27,354	AUD	39,700	01/22/2025	—	(2,781)
	USD	462,781	EUR	439,300	03/19/2025	—	(6,218)
	USD	58,310	GBP	46,000	03/19/2025	—	(756)
	USD	147,925	JPY	22,148,400	02/19/2025	—	(6,444)
	USD	6,249	MXN	123,400	01/22/2025	—	(351)
	USD	389,026	SEK	4,202,800	03/19/2025	—	(7,593)
						1,337	(24,143)
Barclays Bank PLC	AUD	15,000	USD	9,945	01/22/2025	661	—
	NZD	47,000	USD	29,491	01/22/2025	3,192	—
	USD	38,634	AUD	61,100	01/22/2025	—	(815)
	USD	47,059	CHF	41,000	03/19/2025	—	(1,516)
	USD	43,818	HKD	340,100	02/19/2025	—	(5)
	USD	14,225	MXN	280,800	01/22/2025	—	(803)
	USD	882	NZD	1,500	01/22/2025	—	(43)
	USD	131,391	SEK	1,418,900	03/19/2025	—	(2,616)
	USD	476,638	TWD	15,032,700	02/19/2025	—	(19,271)
						3,853	(25,069)
Citibank, N.A.	DKK	279,700	USD	39,863	03/19/2025	849	—
	HKD	79,400	USD	10,219	02/19/2025	—	(10)
	USD	22,699	HKD	176,400	02/19/2025	26	—
						875	(10)
Goldman Sachs International	ILS	364,900	USD	96,483	01/22/2025	—	(3,932)
	USD	150,874	CNH	1,063,900	02/19/2025	—	(5,764)
	USD	23,417	HKD	181,700	02/19/2025	—	(9)
	USD	47,056	MXN	928,700	01/22/2025	—	(2,666)
	USD	18,180	PLN	73,700	03/19/2025	—	(386)
	USD	5,975	ZAR	105,500	01/22/2025	—	(394)
						—	(13,151)
HSBC Bank PLC	DKK	140,300	USD	20,002	03/19/2025	432	—
	HKD	46,300	USD	5,957	02/19/2025	—	(8)

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	MXN	516,800	USD	25,380	01/22/2025	$ 678	$ —
	USD	76,335	CHF	66,500	03/19/2025	—	(2,467)
	USD	604,514	HKD	4,699,100	02/19/2025	846	—
	USD	61,640	JPY	9,228,600	02/19/2025	—	(2,690)
	USD	11,526	MXN	234,600	01/22/2025	—	(313)
	USD	14,502	SGD	19,400	02/19/2025	—	(269)
						1,956	(5,747)
JPMorgan Chase Bank, N.A.	NOK	912,200	USD	82,770	03/19/2025	2,651	—
	USD	18,253	CHF	15,900	03/19/2025	—	(591)
	USD	467,253	KRW	641,501,100	02/19/2025	—	(32,306)
						2,651	(32,897)
Morgan Stanley & Co. International PLC	HKD	4,817,600	USD	620,782	02/19/2025	156	—
	USD	46,512	AUD	71,500	01/22/2025	—	(2,257)
	USD	29,157	CHF	25,400	03/19/2025	—	(942)
	USD	354,109	JPY	53,128,100	02/19/2025	—	(14,735)
	USD	7,547	PLN	30,600	03/19/2025	—	(159)
	USD	10,375	SGD	13,600	02/19/2025	—	(397)
	USD	19,471	ZAR	343,900	01/22/2025	—	(1,280)
						156	(19,770)
Natwest Markets PLC	DKK	1,017,700	USD	143,554	03/19/2025	1,599	—
	USD	23,084	AUD	33,500	01/22/2025	—	(2,349)
	USD	309,278	CHF	269,400	03/19/2025	—	(10,029)
	USD	9,680	JPY	1,448,700	02/19/2025	—	(426)
	USD	338,752	SEK	3,688,100	03/19/2025	—	(4,033)
						1,599	(16,837)
State Street Bank & Trust Company	EUR	120,700	USD	126,910	03/19/2025	1,467	—
	GBP	132,500	USD	168,227	03/19/2025	2,445	—
	HKD	664,400	USD	85,560	02/19/2025	—	(31)
	JPY	24,436,300	USD	161,458	02/19/2025	5,363	—
	MXN	208,400	USD	10,304	01/22/2025	343	—
	USD	271,426	AUD	393,900	01/22/2025	—	(27,617)
	USD	455,237	CHF	396,600	03/19/2025	—	(14,695)
	USD	364,360	CNY	2,569,700	02/19/2025	—	(9,018)
	USD	126,859	HKD	984,800	02/19/2025	7	—
	USD	246,546	JPY	37,611,400	02/19/2025	—	(6,290)
	USD	8,962	MXN	177,000	01/22/2025	—	(502)
	USD	12,872	PLN	52,200	03/19/2025	—	(269)
	USD	71,797	SEK	775,400	03/19/2025	—	(1,425)
	USD	381,442	SGD	507,200	02/19/2025	—	(9,327)
	USD	11,284	ZAR	199,300	01/22/2025	—	(742)
	ZAR	715,800	USD	40,467	01/22/2025	2,604	—
						12,229	(69,916)
UBS AG	ILS	393,100	USD	103,926	01/22/2025	—	(4,250)
	USD	175,512	AUD	254,700	01/22/2025	—	(17,863)
	USD	37,210	CHF	32,800	03/19/2025	—	(775)
	USD	73,313	ILS	274,300	01/22/2025	2,170	—
	USD	15,516	JPY	2,322,600	02/19/2025	—	(680)
	USD	60,960	MXN	1,203,300	01/22/2025	—	(3,445)
	USD	26,171	ZAR	462,300	01/22/2025	—	(1,717)
						2,170	(28,730)
Westpac Banking Corp.	USD	486,451	JPY	74,431,500	02/19/2025	—	(10,995)
Unrealized Appreciation (Depreciation)						$26,826	$(247,265)
AUD—Australian Dollar
CHF—Swiss Franc
CNH—Yuan Renminbi Offshore
CNY—Chinese Yuan
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
ILS—Israeli New Sheqel

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
SEK—Swedish Krona
SGD—Singapore Dollar
TWD—New Taiwan Dollar
USD—United States Dollar
ZAR—South African Rand
The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Apparel	$409,714	$174,600	$—	$584,314
Auto Manufacturers	2,572,890	625,863	—	3,198,753
Auto Parts & Equipment	274,843	160,837	—	435,680
Banks	9,449,466	1,457,489	—	10,906,955
Beverages	1,074,874	35,827	—	1,110,701
Biotechnology	1,272,758	—	166	1,272,924
Building Materials	1,644,482	593,148	—	2,237,630
Chemicals	1,884,022	406,511	—	2,290,533
Commercial Services	3,599,664	836,782	—	4,436,446
Computers	11,125,222	34,363	—	11,159,585
Distribution/Wholesale	69,655	635,846	—	705,501
Diversified Financial Services	4,271,463	170,921	—	4,442,384
Electric	3,966,965	286,990	—	4,253,955
Electronics	518,533	730,693	—	1,249,226
Food	2,015,314	232,283	—	2,247,597
Hand/Machine Tools	8,088	78,797	—	86,885
Healthcare-Products	2,996,031	315,496	—	3,311,527
Healthcare-Services	2,186,004	183,433	—	2,369,437
Home Builders	841,540	183,539	—	1,025,079
Home Furnishings	37,738	116,278	—	154,016
Household Products/Wares	252,285	65,484	—	317,769
Insurance	5,846,030	907,164	—	6,753,194
Internet	21,009,327	212,605	—	21,221,932
Investment Companies	135,019	317,968	—	452,987
Machinery-Construction & Mining	1,078,895	353,937	—	1,432,832
Machinery-Diversified	503,354	114,382	—	617,736
Mining	1,074,555	45,990	—	1,120,545
Miscellaneous Manufacturing	1,915,657	193,134	—	2,108,791
Oil & Gas	3,100,778	694,878	—	3,795,656
Pharmaceuticals	7,205,585	1,941,400	854	9,147,839
Retail	6,036,057	609,787	—	6,645,844
Semiconductors	14,407,948	441,958	—	14,849,906
Shipbuilding	—	103,438	—	103,438
Software	14,006,520	326,179	—	14,332,699
Telecommunications	3,177,865	433,848	—	3,611,713
Toys/Games/Hobbies	110,366	331,201	—	441,567
Transportation	1,828,943	317,337	—	2,146,280
Other Industries	16,899,818	—	—	16,899,818
Preferred Stocks	23,015	—	—	23,015
Convertible Preferred Stocks	83,505	—	—	83,505
Corporate Bonds & Notes	—	15,769,140	—	15,769,140
Convertible Bonds & Notes	—	79,489	—	79,489
Loans	—	608,961	—	608,961
Asset Backed Securities	—	325,645	—	325,645
Collateralized Mortgage Obligations	—	2,607,567	—	2,607,567
U.S. Government & Agency Obligations	—	14,761,430	—	14,761,430
Municipal Securities	—	76,044	—	76,044
Unaffiliated Investment Companies	1,365,660	—	—	1,365,660
Escrows and Litigation Trusts	—	—	2	2
Short-Term Investments	—	5,289,763	—	5,289,763
Repurchase Agreements	—	6,000,000	—	6,000,000
Total Investments at Value	$150,280,448	$60,188,425	$1,022	$210,469,895

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Other Financial Instruments:†
Swaps	$—	$5,412	$—	$5,412
Forward Foreign Currency Contracts	—	26,826	—	26,826
Total Other Financial Instruments	$—	$32,238	$—	$32,238
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$344,377	$—	$—	$344,377
Forward Foreign Currency Contracts	—	247,265	—	247,265
Total Other Financial Instruments	$344,377	$247,265	$—	$591,642
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.3%
Aerospace/Defense — 0.8%
Boeing Co.†	8,884	$ 1,572,468
Applications Software — 0.1%
Stripe, Inc., Class B†(1)(2)	10,760	296,008
Auto Manufacturers — 3.0%
Ferrari NV	2,890	1,227,788
Tesla, Inc.†	12,590	5,084,345
		6,312,133
Biotechnology — 0.8%
Argenx SE ADR†	2,738	1,683,870
Chemicals — 0.5%
Linde PLC	2,647	1,108,220
Computer Graphics — 0.1%
Canva, Inc.†(1)(2)	215	284,546
Computers — 11.9%
Apple, Inc.	99,719	24,971,632
Diversified Financial Services — 5.3%
Charles Schwab Corp.	17,263	1,277,635
Mastercard, Inc., Class A	8,487	4,468,999
Visa, Inc., Class A	17,278	5,460,539
		11,207,173
Electronics — 1.4%
Amphenol Corp., Class A	24,110	1,674,439
Keysight Technologies, Inc.†	4,100	658,583
Sartorius AG (Preference Shares)	2,585	576,181
		2,909,203
Entertainment Software — 0.6%
Epic Games, Inc.†(1)(2)	1,787	1,169,047
Healthcare-Products — 3.7%
Danaher Corp.	8,003	1,837,089
IDEXX Laboratories, Inc.†	570	235,661
Intuitive Surgical, Inc.†	6,142	3,205,878
Natera, Inc.†	4,844	766,805
Stryker Corp.	2,180	784,909
Thermo Fisher Scientific, Inc.	1,956	1,017,570
		7,847,912
Healthcare-Services — 1.4%
Cigna Group	3,579	988,305
UnitedHealth Group, Inc.	3,703	1,873,200
		2,861,505
Insurance — 0.3%
Chubb, Ltd.	2,420	668,646
Internet — 25.9%
Alphabet, Inc., Class A	71,711	13,574,892
Alphabet, Inc., Class C	663	126,262
Amazon.com, Inc.†	83,168	18,246,228
Booking Holdings, Inc.	243	1,207,326
Coupang, Inc.†	61,912	1,360,826
MercadoLibre, Inc.†	380	646,167
Meta Platforms, Inc., Class A	17,614	10,313,173
Netflix, Inc.†	4,568	4,071,550
Pinterest, Inc., Class A†	28,917	838,593
Shopify, Inc., Class A†	23,648	2,514,492
Spotify Technology SA†	3,446	1,541,671
		54,441,180
Security Description	Shares or Principal Amount	Value

Machinery-Diversified — 0.4%
Rockwell Automation, Inc.	3,155	$ 901,667
Miscellaneous Manufacturing — 0.8%
Teledyne Technologies, Inc.†	3,549	1,647,197
Pharmaceuticals — 2.8%
Eli Lilly & Co.	7,602	5,868,744
Retail — 2.7%
Chipotle Mexican Grill, Inc.†	37,887	2,284,586
Floor & Decor Holdings, Inc., Class A†	3,286	327,614
Lululemon Athletica, Inc.†	5,000	1,912,050
Starbucks Corp.	12,465	1,137,432
		5,661,682
Semiconductors — 12.7%
Advanced Micro Devices, Inc.†	2,674	322,992
ASML Holding NV	1,524	1,056,254
Broadcom, Inc.	10,400	2,411,136
NVIDIA Corp.	162,188	21,780,227
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,311	1,048,869
		26,619,478
Software — 21.8%
AppLovin Corp., Class A†	5,580	1,806,971
Atlassian Corp., Class A†	4,240	1,031,931
Autodesk, Inc.†	4,536	1,340,705
Duolingo, Inc.†	1,296	420,202
Dynatrace, Inc.†	16,376	890,036
Fiserv, Inc.†	7,830	1,608,439
HubSpot, Inc.†	1,954	1,361,489
Intuit, Inc.	3,814	2,397,099
Magic Leap, Inc., Class A†(1)(2)	2,188	1,050
Microsoft Corp.	59,436	25,052,274
Roper Technologies, Inc.	2,724	1,416,071
Salesforce, Inc.	2,619	875,610
ServiceNow, Inc.†	4,155	4,404,799
Snowflake, Inc., Class A†	8,582	1,325,147
Synopsys, Inc.†	4,049	1,965,223
		45,897,046
Transportation — 0.3%
Old Dominion Freight Line, Inc.	3,961	698,720
Total Common Stocks (cost $134,155,632)		204,628,077
CONVERTIBLE PREFERRED STOCKS — 1.0%
Automotive - Cars & Lt. Trucks — 0.2%
GM Cruise Holdings LLC Class F†(1)(2)	33,800	33,800
GM Cruise Holdings LLC Series G†(1)(2)	17,766	17,766
Waymo LLC Series A-2†(1)(2)	4,915	354,003
		405,569
Computer Graphics — 0.0%
Canva, Inc. Series A†(1)(2)	25	33,087
Canva, Inc. Series A-3†(1)(2)	5	6,617
		39,704
Computer Software — 0.1%
Formagrid, Inc. Series F†(1)(2)	2,702	157,635

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CONVERTIBLE PREFERRED STOCKS (continued)
E-Commerce/Services — 0.1%
Rappi, Inc., Series E(2)	9,191	$ 333,587
Electrical Components & Equipment — 0.1%
Sila Nanotechnologies, Inc. Series F†(1)(2)	8,833	172,719
Industrial Automation/Robotics — 0.2%
Nuro, Inc., Series C†(1)(2)	47,284	337,608
Nuro, Inc., Series D†(1)(2)	10,245	73,149
		410,757
Recycling — 0.3%
Redwood Materials, Inc. Series C†(1)(2)	9,878	585,469
Software — 0.0%
Celonis Series D†(1)(2)	187	37,753
Total Convertible Preferred Stocks (cost $4,346,118)		2,143,193
Total Long-Term Investment Securities (cost $138,501,750)		206,771,270
SHORT-TERM INVESTMENTS — 1.9%
Unaffiliated Investment Companies — 1.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43%(3)	500,000	500,000
T. Rowe Price Government Reserve Fund 4.53%(3)	3,393,522	3,393,522
Total Short-Term Investments (cost $3,893,522)		3,893,522
TOTAL INVESTMENTS (cost $142,395,272)	100.2%	210,664,792
Other assets less liabilities	(0.2)	(376,476)
NET ASSETS	100.0%	$210,288,316
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2024, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Canva, Inc.
	12/17/2021	125	$213,020
	12/22/2021	90	153,375
		215	366,395	$284,546	$1,323.47	0.2%
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
Epic Games, Inc.
	06/18/2020	1,331	$766,240
	03/29/2021	456	403,874
		1,787	1,170,114	$1,169,047	$654.20	0.5%
Magic Leap, Inc., Class A
	01/20/2016	1,263	614,197
	10/12/2017	925	450,306
		2,188	1,064,503	1,050	0.48	0.0
Stripe, Inc., Class B	12/17/2019	10,760	168,824	296,008	27.51	0.1
Convertible Preferred Stocks
Canva, Inc. Series A	12/17/2021	25	42,604	33,087	1,323.47	0.0
Canva, Inc. Series A-3	12/17/2021	5	8,521	6,617	1,323.47	0.0
Celonis Series D	10/04/2022	187	69,150	37,753	201.89	0.0
Formagrid, Inc. Series F	12/08/2021	2,702	506,043	157,635	58.34	0.1
GM Cruise Holdings LLC Class F	05/07/2019	33,800	616,850	33,800	1.00	0.0
GM Cruise Holdings LLC Series G	01/21/2021	17,766	468,134	17,766	1.00	0.0
Nuro, Inc., Series C
	10/30/2020	31,464	410,750
	03/02/2021	15,820	206,524
		47,284	617,274	337,608	7.14	0.1
Nuro, Inc., Series D	10/29/2021	10,245	213,564	73,149	7.14	0.0
Rappi, Inc., Series E
	09/08/2020	3,782	225,960
	09/24/2020	5,409	323,166
		9,191	549,126	333,587	36.30	0.2
Redwood Materials, Inc. Series C	05/28/2021	9,878	468,252	585,469	59.27	0.3
Sila Nanotechnologies, Inc. Series F	01/07/2021	8,833	364,563	172,719	19.55	0.1
Waymo LLC Series A-2	05/08/2020	4,915	422,037	354,003	72.03	0.2
				$3,893,844		1.8%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(3)	The rate shown is the 7-day yield as of December 31, 2024.
ADR—American Depositary Receipt

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Applications Software	$—	$—	$296,008	$296,008
Computer Graphics	—	—	284,546	284,546
Electronics	2,333,022	576,181	—	2,909,203
Entertainment Software	—	—	1,169,047	1,169,047
Software	45,895,996	—	1,050	45,897,046
Other Industries	154,072,227	—	—	154,072,227
Convertible Preferred Stocks	—	—	2,143,193	2,143,193
Short-Term Investments	3,893,522	—	—	3,893,522
Total Investments at Value	$206,194,767	$576,181	$3,893,844	$210,664,792
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Common Stocks	Convertible Preferred Stocks	Escrows and Litigation Trusts
Balance as of March 31, 2024	$1,590,452	$2,101,921	$509,871
Accrued Discounts	—	—	—
Accrued Premiums	—	—	—
Realized Gain	—	—	—
Realized Loss	—	—	—
Change in unrealized appreciation(1)	165,450	390,788	—
Change in unrealized depreciation(1)	(5,251)	(349,516)	(4,348)
Net purchases	—	—	—
Net sales	—	—	(505,523)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of December 31, 2024	$1,750,651	$2,143,193	$—
(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at December 31, 2024 includes:
Common Stocks	Convertible Preferred Stocks	Escrows and Litigation Trusts
$160,199	$41,272	$—
Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at December 31, 2024.

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024— (unaudited) — (continued)

The following is quantitative information about Level 3 fair value measurements:
Description	Fair Value at December 31, 2024	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)#
Common Stocks	$296,008	Market Approach	Transaction Price*	$27.51
	$284,546	Market Approach	Transaction Price*	$1,066.66
			Projected Gross Profit Multiple*	15.10x
			Projected Revenue Multiple*	12.30x
			Discount for Lack of Marketability	10.00%
	$1,169,047	Market Approach	Transaction Price*	$600.00
			CFY Revenue Multiple*	4.50x
			Projected Gross Profit Multiple*	12.55x
			Projected Revenue Multiple*	5.95x
			Discount for Lack of Marketability	10.00%
	$1,050	Market Approach &	Transaction Price*	$19.20
		Cost Approach	Tangible Book Value*	$0.00
Convertible Preferred Stocks	$51,566	Market Approach	Pending Transaction Price*	$1.00
	$172,719	Market Approach	Series G Capital Raise Price*	$16.41684
			Series F Anti-Dilution Rights*	1.1911 to 1
	$39,704	Market Approach	Transaction Price*	$1,066.66
			Projected Gross Profit Multiple*	15.10x
			Projected Revenue Multiple*	12.30x
			Discount for Lack of Marketability	10.00%
	$354,003	Market Approach	C-2 Capital Raise Price*	$78.2013
			Series A-2 Anti-Dilution Rights*	1.0268 to 1
			Volatility*	70.00%
			Term (years)	4.00
	$585,469	Market Approach	Secondary Market Transactions*	$50.00-$63.16 ($57.02)
			Projected Revenue Multiple*	1.26x
			Projected EBITDA Multiple*	8.80x
	$410,757	Market Approach	Projected Sales Multiple*	2.21x
			Discount for Lack of Marketability	10.0%
	$37,753	Market Approach	Secondary Market Transaction*	$221.00
			Projected Revenue Multiple*	10.90x
			Projected Gross Profit Multiple*	13.45x
			Discount for Lack of Marketability	10.0%
	$157,635	Market Approach	Projected Sales Multiple*	8.23x
			Projected Gross Profit Multiple*	9.23x
			Discount for Lack of Marketability	10.0%
	$333,587	Market Approach	CFY Gross Profit Multiple*	10.00x
			Projected EBITDA Multiple*	16.05x
			Projected Gross Merchandise Volume Multiple*	0.75x
			Projected Gross Profit Multiple*	7.30x
			Discount for Lack of Marketability	10.0%
(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.
#	The average is a dollar value weighted average of proposed secondary market transactions.
See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — December 31, 2024 — (unaudited)

Note 1 — Security Valuation
     In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:
    Level 1 — Unadjusted quoted prices in active markets for identical securities
    Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures adopted by the Board of Trustees (the “Board”), etc.)
    Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)
    Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
    The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
    The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of December 31, 2024, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
    As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures adopted by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities are generally categorized as Level 2.
    Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from an independent pricing service and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. Typically, these securities are valued assuming orderly transactions of institutional round lot sizes, but a Portfolio may hold or, from time to time, transact in such securities in smaller, odd lot sizes in which case they may be fair valued in accordance with pricing procedures adopted by the Board.
    Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by an independent loan pricing service, and are generally categorized as Level 2.
    Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.
    Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by an independent pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by an independent pricing service, and are

NOTES TO PORTFOLIO OF INVESTMENTS — December 31, 2024 — (unaudited) — (continued)

generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by an independent pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.
    Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.
    The Board must determine fair value in good faith for portfolio holdings for which market quotations are not readily available or are unreliable. The Board has designated SAAMCo as the valuation designee (“Valuation Designee”) to perform the fair valuation determinations relating to any or all fund investments. SAAMCo, as the Valuation Designee, has adopted policies and procedures and has established a pricing review committee to determine the fair value of the designated portfolio holdings on its behalf.
Note 2 — Repurchase Agreements
    As of December 31, 2024, the following Portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Diversified Fixed Income Portfolio	21.58%	$2,480,000
SA Multi-Managed Growth Portfolio	1.22	140,000
SA Multi-Managed Income Portfolio	3.00	345,000
SA Multi-Managed Income/Equity Portfolio	3.31	380,000
SA Multi-Managed Large Cap Value Portfolio	2.92	335,000
SA Multi-Managed Mid Cap Growth Portfolio	0.26	30,000
SA Multi-Managed Moderate Growth Portfolio	2.70	310,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
    Bank of America Securities LLC, dated December 31, 2024, bearing interest at a rate of 4.44% per annum, with a principal amount of $11,490,000, a repurchase price of $11,492,834, and a maturity date of January 2, 2025. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	4.38%	11/30/2028	$11,677,000	$11,731,946
    As of December 31, 2024, the following Portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc.:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Diversified Fixed Income Portfolio	21.50%	$2,150,000
SA Multi-Managed Growth Portfolio	1.15	115,000
SA Multi-Managed Income Portfolio	2.95	295,000
SA Multi-Managed Income/Equity Portfolio	3.15	315,000
SA Multi-Managed Large Cap Value Portfolio	2.80	280,000
SA Multi-Managed Mid Cap Growth Portfolio	0.20	20,000
SA Multi-Managed Moderate Growth Portfolio	2.60	260,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
    Barclays Capital, Inc., dated December 31, 2024 bearing interest at a rate of 4.45% per annum, with a principal amount of $10,000,000, a repurchase price of $10,002,472, and a maturity date of January 2, 2025. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	0.88%	09/30/2026	$10,785,000	$10,199,084

NOTES TO PORTFOLIO OF INVESTMENTS — December 31, 2024 — (unaudited) — (continued)

    As of December 31, 2024, the following Portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Diversified Fixed Income Portfolio	21.50%	$2,150,000
SA Multi-Managed Growth Portfolio	1.15	115,000
SA Multi-Managed Income Portfolio	2.95	295,000
SA Multi-Managed Income/Equity Portfolio	3.15	315,000
SA Multi-Managed Large Cap Value Portfolio	2.80	280,000
SA Multi-Managed Mid Cap Growth Portfolio	0.20	20,000
SA Multi-Managed Moderate Growth Portfolio	2.60	260,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
    BNP Paribas SA, dated December 31, 2024 bearing interest at a rate of 4.44% per annum, with a principal amount of $10,000,000, a repurchase price of $10,002,467, and a maturity date of January 2, 2025. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	2.88%	05/15/2043	$13,356,900	$10,186,493
    As of December 31, 2024, the following Portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Diversified Fixed Income Portfolio	21.50%	$2,470,000
SA Multi-Managed Growth Portfolio	1.17	135,000
SA Multi-Managed Income Portfolio	2.96	340,000
SA Multi-Managed Income/Equity Portfolio	3.13	360,000
SA Multi-Managed Large Cap Value Portfolio	2.83	325,000
SA Multi-Managed Mid Cap Growth Portfolio	0.22	25,000
SA Multi-Managed Moderate Growth Portfolio	2.61	300,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
Deutsche Bank AG, dated December 31, 2024 bearing interest at a rate of 4.44% per annum, with a principal amount of $11,490,000 a repurchase price of $11,492,834, and a maturity date of January 2, 2025. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	3.75%	06/20/2030	$12,118,000	$11,739,621
    As of December 31, 2024, the following Portfolios held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Diversified Fixed Income Portfolio	21.50%	$2,470,000
SA Multi-Managed Growth Portfolio	1.17	135,000
SA Multi-Managed Income Portfolio	2.96	340,000
SA Multi-Managed Income/Equity Portfolio	3.13	360,000
SA Multi-Managed Large Cap Value Portfolio	2.83	325,000
SA Multi-Managed Mid Cap Growth Portfolio	0.22	25,000
SA Multi-Managed Moderate Growth Portfolio	2.61	300,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
    RBS Securities, Inc., dated December 31, 2024 bearing interest at a rate of 4.44% per annum, with a principal amount of $11,490,000 a repurchase price of $11,492,834, and a maturity date of January 2, 2025. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.25%	11/15/2027	$12,360,000	$11,720,169

NOTES TO PORTFOLIO OF INVESTMENTS — December 31, 2024 — (unaudited) — (continued)

Note 3 — Derivative Instruments
    Forward Foreign Currency Contracts: A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
    Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.
    Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Futures: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
    The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.
    Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.
    Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.
    Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Swap Contracts: Certain Portfolios may enter into credit default, inflation, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolio and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).
    Credit Default Swap Agreements: Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the

NOTES TO PORTFOLIO OF INVESTMENTS — December 31, 2024 — (unaudited) — (continued)

referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
    Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.
    Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.
    Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.
    Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment / performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Portfolio is the seller of protection, if any, are disclosed on a schedule following each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.
    Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Equity Swap Agreements: Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

NOTES TO PORTFOLIO OF INVESTMENTS — December 31, 2024 — (unaudited) — (continued)

    The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.
    Therefore, the return to a Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and a Portfolio may agree to pay to the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).
    A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.
    Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Inflation Swap Agreements:  In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on the same notional amount.  The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount.  If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.
    Inflation swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio's Portfolio of Investments.
    Interest Rate Swap Agreements: Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments.
    A cross-currency swap is an interest rate swap agreement where the two instruments are denominated in two different currencies. Each agreement comprises both long and short exposures based on the reference legs of the swap.
    Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Portfolio securities transactions.
    Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Risks of Entering into Swap Agreements: Risks to a Portfolio of entering into swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict  the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss.
    Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements.

NOTES TO PORTFOLIO OF INVESTMENTS — December 31, 2024 — (unaudited) — (continued)

    The following table represents the Portfolio's objectives for using derivative instruments for the period ended December 31, 2024:
	Objectives for Using Derivatives
Portfolio	Futures Contracts	Forward Foreign Currency Contracts	Options Contracts	Inflation Swap Contracts	Interest Rate Swap Contracts	Credit Default Swap Contracts	Equity Swap Contracts
SA American Century Inflation Protection	1	2	—	3	—	—	—
SA Multi-Managed Diversified Fixed Income . . .	1	2	—	—	1	4, 5	—
SA Multi-Managed Growth	1, 6	2	7	—	1	4, 5	—
SA Multi-Managed Income	1	2	7	—	1	4, 5	—
SA Multi-Managed Income/Equity	1	2	7	—	1	4, 5	—
SA Multi-Managed International Equity	6	—	—	—	—	—	—
SA Multi-Managed Large Cap Growth	6	—	7	—	—	—	—
SA Multi-Managed Large Cap Value	6	2	—	—	—	—	—
SA Multi-Managed Mid Cap Growth	6	—	—	—	—	—	—
SA Multi-Managed Mid Cap Value	6	—	—	—	—	—	—
SA Multi-Managed Moderate Growth	1, 6	2	7	—	1	4, 5	—
SA Multi-Managed Small Cap	6	—	—	—	—	—	—
SA Putnam Asset Allocation Diversified Growth . .	1, 6	2	4	—	—	—	4

(1)	To manage interest rate risk and the duration of the portfolio.
(2)	To manage foreign currency exchange rate risk.
(3)	To manage inflation risk and the duration of the portfolio.
(4)	To manage against or gain exposure to certain securities and/or sectors.
(5)	To manage credit risk.
(6)	To manage exposures in certain securities markets.
(7)	To manage foreign currency risk resulting directly or indirectly from investments in equity holdings
Note 4 — Transactions with Affiliates
    Transactions in shares of Underlying Portfolios and securities issued by AIG or an affiliate thereof for the period ended December 31, 2024 were as follows:
SA Allocation Balanced Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at December 31, 2024
Seasons Series Trust
SA American Century Inflation Protection Portfolio, Class 1	$253,016	$—	$6,703,760	$742,308	$692,444	$(77,231)	$(55,926)	$6,620,467
SA Columbia Focused Value Portfolio, Class 1	51,635	257,142	2,952,240	423,672	859,912	40,638	(234,287)	2,322,351
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	1,133,982	—	31,060,192	3,073,314	3,203,551	(408,012)	(92,504)	30,429,439
SA Multi-Managed International Equity Portfolio, Class 1	137,309	150,881	5,950,132	520,522	550,168	21,907	(413,868)	5,528,525
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	378,805	4,837,903	498,141	2,248,948	(921,544)	1,200,500	3,366,052
SA Multi-Managed Large Cap Value Portfolio, Class 1	64,011	379,327	5,031,071	565,125	2,576,040	(477,178)	103,138	2,646,116
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	1,107,629	244,125	304,550	(143,394)	257,814	1,161,624
SA Multi-Managed Mid Cap Value Portfolio, Class 1	13,212	83,940	1,766,939	161,955	697,022	57,516	(77,030)	1,212,358
SA Multi-Managed Small Cap Portfolio, Class 1	4,835	30,150	1,505,602	94,838	143,264	(47,725)	76,561	1,486,012
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	289,340	2,094,316	349,194	843,264	(281,757)	207,860	1,526,349
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	612,211	6,068,240	846,636	661,118	110,632	(125,078)	6,239,312
SA AB Small & Mid Cap Value Portfolio, Class 1	6,490	63,268	1,221,132	112,041	296,922	27,733	(68,650)	995,334
SA Emerging Markets Equity Index Portfolio, Class 1	11,244	—	543,895	46,159	83,571	8,744	2,612	517,839
SA Federated Hermes Corporate Bond Portfolio, Class 1	503,562	—	14,599,544	1,971,925	1,599,784	(305,756)	196,469	14,862,398
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	10,866	45,879	3,948,963	217,849	779,098	46,947	(101,928)	3,332,733
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	51,553	—	1,643,087	781,139	198,233	(50,305)	99,847	2,275,535
SA Fixed Income Index Portfolio, Class 1	429,682	—	15,178,788	1,360,015	1,638,609	(65,967)	(109,412)	14,724,815
SA Fixed Income Intermediate Index Portfolio, Class 1	170,968	—	6,595,793	438,292	893,619	(62,306)	84,682	6,162,842
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	91,918	44,607	5,236,998	308,279	1,307,646	241,854	(145,475)	4,334,010
SA Franklin Small Company Value Portfolio, Class 1	5,977	16,333	1,369,360	52,797	774,652	(191,114)	177,933	634,324
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	18,476	73,422	1,806,812	1,188,191	236,518	71,941	252,403	3,082,829
SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	38,322	—	1,017,327	2,111,636	239,678	14,738	151,613	3,055,636
SA International Index Portfolio, Class 1	100,165	—	1,820,626	2,357,568	223,853	43,783	(250,063)	3,748,061
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	1,403,629	47,110	363,432	(281,593)	331,861	1,137,575
SA Janus Focused Growth Portfolio, Class 1	—	87,140	1,955,549	156,969	267,142	(84,356)	243,573	2,004,593
SA JPMorgan Emerging Markets Portfolio, Class 1	25,224	—	849,443	75,102	119,387	6,162	14,106	825,426

NOTES TO PORTFOLIO OF INVESTMENTS — December 31, 2024 — (unaudited) — (continued)

SA Allocation Balanced Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at December 31, 2024
SA JPMorgan Equity-Income Portfolio, Class 1	$104,373	$300,036	$5,291,369	$581,152	$1,369,585	$25,559	$(239,948)	$4,288,547
SA JPMorgan Large Cap Core Portfolio, Class 1	11,915	334,829	3,485,124	461,463	674,590	106,393	(100,788)	3,277,602
SA JPMorgan MFS Core Bond Portfolio, Class 1	1,270,219	—	33,255,112	4,635,920	3,561,740	(347,398)	(109,258)	33,872,636
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	2,674,763	83,170	988,116	(370,750)	422,582	1,821,649
SA JPMorgan Ultra-Short Bond Portfolio, Class 1	68,934	—	2,723,816	154,363	1,092,824	68,943	(47,053)	1,807,245
SA Large Cap Growth Index Portfolio, Class 1	37,177	221,953	6,435,868	518,495	620,812	229,812	786,579	7,349,942
SA Large Cap Index Portfolio, Class 1	124,287	496,310	6,405,590	4,480,672	868,738	338,049	138,201	10,493,774
SA Large Cap Value Index Portfolio, Class 1	70,480	523,099	6,457,590	1,432,817	987,735	231,841	(612,521)	6,521,992
SA MFS Blue Chip Growth, Class 1	3,582	486,731	4,574,906	654,909	993,977	(53,760)	314,247	4,496,325
SA MFS Massachusetts Investors Trust Portfolio, Class 1	22,880	332,051	3,244,479	453,194	1,238,256	(79,748)	(80,312)	2,299,357
SA Mid Cap Index Portfolio, Class 1	15,315	13,360	1,444,078	81,678	574,758	163,522	(123,740)	990,780
SA Morgan Stanley International Equities Portfolio, Class 1	58,296	—	3,216,209	187,537	308,094	(14,047)	(25,140)	3,056,465
SA PIMCO Global Bond Opportunities Portfolio, Class 1	14,785	—	100,000	1,114,785	600,000	3,919	2,117	620,821
SA PIMCO RAE International Value Portfolio, Class 1	68,307	—	1,800,528	135,086	153,450	6,103	(90,259)	1,698,008
SA PineBridge High-Yield Bond Portfolio, Class 1	531,897	—	7,871,674	861,090	787,953	(41,278)	(80,838)	7,822,695
SA Putnam International Growth and Income Portfolio, Class 1	87,163	85,582	3,011,514	269,009	698,895	146,249	(269,556)	2,458,321
SA Small Cap Index Portfolio, Class 1	3,904	4,845	1,069,076	481,822	710,207	19,793	(68,584)	791,900
SA Wellington Capital Appreciation Portfolio, Class 1	—	—	1,664,512	1,100,127	226,354	67,484	330,789	2,936,558
SA Wellington Government & Quality Bond Portfolio, Class 1	751,702	—	19,589,383	1,577,293	1,973,866	(400,360)	(12,985)	18,779,465
	$6,367,663	$5,311,241	$242,584,561	$38,009,484	$40,232,375	$(2,605,317)	$1,860,284	$239,616,637

†	Includes reinvestment of distributions paid.
SA Allocation Growth Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at December 31, 2024
Seasons Series Trust
SA American Century Inflation Protection Portfolio, Class 1	$157,964	$—	$3,979,056	$518,824	$265,185	$(27,559)	$(53,526)	$4,151,610
SA Columbia Focused Value Portfolio, Class 1	194,860	970,400	10,872,244	1,433,475	2,688,550	57,686	(875,228)	8,799,627
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	670,413	—	17,323,364	2,280,606	1,221,138	(232,326)	(83,304)	18,067,202
SA Multi-Managed International Equity Portfolio, Class 1	590,316	648,665	25,993,986	1,907,467	2,384,713	125,747	(1,786,602)	23,855,885
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	1,458,199	14,389,501	1,757,225	4,283,279	(1,633,283)	2,766,308	12,996,472
SA Multi-Managed Large Cap Value Portfolio, Class 1	229,781	1,361,667	21,030,000	1,919,908	12,082,318	(1,986,898)	654,626	9,535,318
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	2,873,605	2,184,460	705,788	(368,002)	748,554	4,732,829
SA Multi-Managed Mid Cap Value Portfolio, Class 1	49,152	312,284	7,825,062	537,793	3,837,624	363,974	(361,808)	4,527,397
SA Multi-Managed Small Cap Portfolio, Class 1	16,578	103,364	5,073,612	248,306	307,056	(1,517)	101,029	5,114,374
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	1,245,386	6,672,363	1,402,922	1,176,842	(474,650)	171,370	6,595,163
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	1,951,259	20,322,234	2,423,870	2,730,525	421,994	(484,593)	19,952,980
SA AB Small & Mid Cap Value Portfolio, Class 1	13,860	135,129	3,836,342	225,029	1,869,408	29,645	(94,510)	2,127,098
SA Emerging Markets Equity Index Portfolio, Class 1	85,893	—	3,987,195	190,917	251,228	13,718	63,826	4,004,428
SA Federated Hermes Corporate Bond Portfolio, Class 1	336,254	—	9,065,973	1,598,817	628,070	(109,744)	46,253	9,973,229
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	53,743	226,918	17,225,395	730,888	2,157,779	522,326	(830,508)	15,490,322
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	160,174	—	4,914,786	2,399,309	356,202	2,056	141,535	7,101,484
SA Fixed Income Index Portfolio, Class 1	273,001	—	9,630,632	564,542	700,596	(129,988)	25,382	9,389,972
SA Fixed Income Intermediate Index Portfolio, Class 1	85,469	—	3,124,447	179,018	220,573	(15,567)	23,500	3,090,825
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	330,286	160,285	16,375,516	870,364	2,009,726	355,921	39,166	15,631,241
SA Franklin Small Company Value Portfolio, Class 1	25,125	68,658	4,169,796	169,316	1,673,724	(298,009)	309,287	2,676,666
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	43,841	174,224	4,781,011	2,182,126	391,017	118,444	638,633	7,329,197
SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	164,933	—	1,017,327	12,082,521	581,241	40,826	645,127	13,204,560
SA International Index Portfolio, Class 1	424,933	—	7,785,263	11,461,708	634,772	128,365	(1,130,778)	17,609,786
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	5,176,652	126,313	449,831	(301,388)	566,919	5,118,665
SA Janus Focused Growth Portfolio, Class 1	—	286,441	6,856,130	438,145	1,262,885	(226,404)	802,446	6,607,432
SA JPMorgan Emerging Markets Portfolio, Class 1	159,201	—	5,180,399	299,233	334,971	16,909	99,771	5,261,341
SA JPMorgan Equity-Income Portfolio, Class 1	377,674	1,085,679	16,579,062	1,854,278	2,135,126	66,826	(786,341)	15,578,699
SA JPMorgan Large Cap Core Portfolio, Class 1	51,072	1,435,195	14,012,346	1,807,175	1,767,641	102,497	(64,911)	14,089,466
SA JPMorgan MFS Core Bond Portfolio, Class 1	790,053	—	19,359,896	3,478,970	1,415,150	(191,850)	(80,367)	21,151,499
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	9,601,095	219,738	4,436,054	(1,698,885)	1,892,445	5,578,339
SA JPMorgan Ultra-Short Bond Portfolio, Class 1	35,682	—	1,679,455	71,079	828,260	52,259	(34,969)	939,564
SA Large Cap Growth Index Portfolio, Class 1	127,716	762,482	21,766,235	1,461,999	1,367,797	439,417	3,026,012	25,325,866

NOTES TO PORTFOLIO OF INVESTMENTS — December 31, 2024 — (unaudited) — (continued)

SA Allocation Growth Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at December 31, 2024
SA Large Cap Index Portfolio, Class 1	$445,185	$1,777,745	$27,330,136	$10,650,098	$1,927,883	$887,601	$797,883	$37,737,835
SA Large Cap Value Index Portfolio, Class 1	217,271	1,612,572	18,326,832	4,136,184	1,177,812	219,660	(1,329,473)	20,175,391
SA MFS Blue Chip Growth, Class 1	13,994	1,901,853	17,994,063	2,306,773	3,635,126	(97,940)	1,064,525	17,632,295
SA MFS Massachusetts Investors Trust Portfolio, Class 1	61,085	886,501	5,900,001	1,093,453	348,928	(22,217)	(455,319)	6,166,990
SA Mid Cap Index Portfolio, Class 1	58,753	51,252	4,554,448	1,112,484	2,142,734	702,767	(573,222)	3,653,743
SA Morgan Stanley International Equities Portfolio, Class 1	261,594	—	14,678,283	635,637	1,385,767	(15,274)	(144,906)	13,767,973
SA PIMCO Global Bond Opportunities Portfolio, Class 1	27,132	—	100,000	2,127,132	1,100,000	8,267	3,885	1,139,284
SA PIMCO RAE International Value Portfolio, Class 1	211,341	—	6,467,615	352,826	1,490,748	(77,136)	(143,918)	5,108,639
SA PineBridge High-Yield Bond Portfolio, Class 1	345,546	—	5,023,530	479,744	321,013	(16,114)	(63,827)	5,102,320
SA Putnam International Growth and Income Portfolio, Class 1	332,910	326,873	13,279,082	959,274	4,938,264	964,791	(1,321,649)	8,943,234
SA Small Cap Index Portfolio, Class 1	17,833	22,131	3,278,961	2,000,677	1,647,237	59,607	(201,670)	3,490,338
SA Wellington Capital Appreciation Portfolio, Class 1	—	—	6,102,998	3,502,758	517,032	150,124	1,291,136	10,529,984
SA Wellington Government & Quality Bond Portfolio, Class 1	461,651	—	11,871,422	773,465	746,596	(151,711)	(98,491)	11,648,089
	$7,902,269	$18,965,162	$457,387,351	$89,156,846	$78,534,209	$(2,225,035)	$4,919,698	$470,704,651

†	Includes reinvestment of distributions paid.
SA Allocation Moderate Growth Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at December 31, 2024
Seasons Series Trust
SA American Century Inflation Protection Portfolio, Class 1	$292,209	$—	$7,790,115	$777,653	$775,101	$(96,218)	$(50,909)	$7,645,540
SA Columbia Focused Value Portfolio, Class 1	165,752	825,442	10,073,633	1,079,464	3,012,389	90,929	(777,390)	7,454,247
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	1,261,963	—	35,098,342	2,851,775	3,541,539	(525,416)	(27,933)	33,855,229
SA Multi-Managed International Equity Portfolio, Class 1	466,293	512,383	21,827,588	1,201,164	2,983,913	286,245	(1,570,276)	18,760,808
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	1,274,882	14,237,266	1,370,051	5,264,458	(1,818,384)	2,803,105	11,327,580
SA Multi-Managed Large Cap Value Portfolio, Class 1	215,890	1,279,346	18,406,084	1,589,939	9,840,454	(1,122,640)	(107,447)	8,925,482
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	2,819,513	1,427,434	959,852	(392,155)	701,142	3,596,082
SA Multi-Managed Mid Cap Value Portfolio, Class 1	42,097	267,456	5,912,643	365,375	2,364,793	269,132	(322,166)	3,860,191
SA Multi-Managed Small Cap Portfolio, Class 1	11,757	73,309	3,760,640	122,761	341,956	(38,752)	109,900	3,612,593
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	937,586	5,767,441	987,847	1,605,942	(594,554)	390,313	4,945,105
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	1,733,974	17,765,596	1,907,372	2,073,000	400,174	(420,059)	17,580,083
SA AB Small & Mid Cap Value Portfolio, Class 1	16,236	158,293	4,055,856	213,043	1,709,638	60,605	(144,796)	2,475,070
SA Emerging Markets Equity Index Portfolio, Class 1	60,386	—	2,941,751	95,569	319,159	12,198	50,076	2,780,435
SA Federated Hermes Corporate Bond Portfolio, Class 1	595,941	—	17,183,873	2,189,444	1,755,376	(232,948)	119,032	17,504,025
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	41,277	174,284	14,834,998	374,697	2,560,330	479,836	(696,795)	12,432,406
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	144,061	—	4,794,407	1,896,419	521,459	102,230	54,708	6,326,305
SA Fixed Income Index Portfolio, Class 1	508,921	—	17,997,994	1,475,356	1,938,867	(93,544)	(118,920)	17,322,019
SA Fixed Income Intermediate Index Portfolio, Class 1	171,553	—	7,261,240	239,092	1,387,205	(95,976)	135,650	6,152,801
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	291,097	141,268	15,184,182	568,361	2,435,054	901	344,339	13,662,729
SA Franklin Small Company Value Portfolio, Class 1	23,692	64,741	3,776,773	114,639	1,411,553	(130,845)	153,751	2,502,765
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	42,596	169,276	5,242,697	1,679,139	599,542	181,761	558,003	7,062,058
SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	141,348	—	1,017,327	10,344,643	722,535	51,105	531,773	11,222,313
SA International Index Portfolio, Class 1	357,993	—	6,438,156	9,328,926	815,529	193,485	(1,011,809)	14,133,229
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	4,620,269	40,639	878,187	(622,281)	814,308	3,974,748
SA Janus Focused Growth Portfolio, Class 1	—	273,489	6,909,181	328,776	1,451,536	(59,097)	537,520	6,264,844
SA JPMorgan Emerging Markets Portfolio, Class 1	125,725	—	4,252,637	170,960	410,348	(8,654)	111,353	4,115,948
SA JPMorgan Equity-Income Portfolio, Class 1	318,753	916,302	14,997,985	1,370,759	2,731,043	(46,477)	(557,840)	13,033,384
SA JPMorgan Large Cap Core Portfolio, Class 1	40,873	1,148,605	13,135,349	1,302,565	3,325,869	260,654	(200,495)	11,172,204
SA JPMorgan MFS Core Bond Portfolio, Class 1	1,432,408	—	37,749,874	4,674,466	3,979,485	(308,044)	(174,437)	37,962,374
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	8,505,482	79,632	3,827,012	(925,133)	1,078,308	4,911,277
SA JPMorgan Ultra-Short Bond Portfolio, Class 1	91,727	—	3,530,022	119,606	1,283,572	80,592	(54,049)	2,392,599
SA Large Cap Growth Index Portfolio, Class 1	110,618	660,409	19,566,218	972,072	1,823,768	668,384	2,378,675	21,761,581
SA Large Cap Index Portfolio, Class 1	366,741	1,464,499	23,156,796	8,699,546	2,476,592	1,130,594	305,093	30,815,437
SA Large Cap Value Index Portfolio, Class 1	191,106	1,418,378	17,702,828	2,485,317	1,615,276	406,216	(1,387,169)	17,591,916
SA MFS Blue Chip Growth, Class 1	11,612	1,578,027	14,153,264	1,722,829	2,208,246	(93,354)	939,303	14,513,796
SA MFS Massachusetts Investors Trust Portfolio, Class 1	61,289	889,468	6,158,835	1,013,582	569,927	(39,550)	(431,959)	6,130,981
SA Mid Cap Index Portfolio, Class 1	47,499	41,434	3,959,258	726,147	1,928,926	651,246	(539,470)	2,868,255
SA Morgan Stanley International Equities Portfolio, Class 1	215,356	—	12,141,208	340,225	1,409,835	(19,040)	(115,336)	10,937,222

NOTES TO PORTFOLIO OF INVESTMENTS — December 31, 2024 — (unaudited) — (continued)

SA Allocation Moderate Growth Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at December 31, 2024
SA PIMCO Global Bond Opportunities Portfolio, Class 1	$29,602	$—	$100,000	$2,329,602	$1,200,000	$9,136	$4,239	$1,242,977
SA PIMCO RAE International Value Portfolio, Class 1	206,199	—	5,572,564	262,563	634,512	9,271	(256,268)	4,953,618
SA PineBridge High-Yield Bond Portfolio, Class 1	609,103	—	9,226,029	707,111	889,087	39,150	(176,213)	8,906,990
SA Putnam International Growth and Income Portfolio, Class 1	318,488	312,712	12,520,786	733,731	4,175,431	1,197,029	(1,559,096)	8,717,019
SA Small Cap Index Portfolio, Class 1	12,866	15,966	2,833,067	1,643,530	1,635,246	278,443	(413,730)	2,706,064
SA Wellington Capital Appreciation Portfolio, Class 1	—	—	5,551,939	2,885,769	676,933	200,040	1,064,433	9,025,248
SA Wellington Government & Quality Bond Portfolio, Class 1	841,039	—	22,416,151	1,080,072	2,173,715	(464,698)	11,571	20,869,381
	$9,882,066	$16,331,529	$492,947,857	$75,889,662	$90,244,190	$(668,404)	$2,082,033	$480,006,958

†	Includes reinvestment of distributions paid.
SA Allocation Moderate Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at December 31, 2024
Seasons Series Trust
SA American Century Inflation Protection Portfolio, Class 1	$216,783	$—	$5,425,445	$1,031,646	$711,950	$(87,412)	$(12,505)	$5,645,224
SA Columbia Focused Value Portfolio, Class 1	84,236	419,493	3,984,936	616,134	485,420	20,160	(368,321)	3,767,489
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	980,827	—	27,415,427	2,430,360	3,242,535	(436,346)	34,469	26,201,375
SA Multi-Managed International Equity Portfolio, Class 1	198,407	218,018	10,191,643	666,751	2,356,016	42,470	(600,452)	7,944,396
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	641,656	7,696,522	800,183	3,295,407	(991,487)	1,471,767	5,681,578
SA Multi-Managed Large Cap Value Portfolio, Class 1	100,229	593,952	9,560,329	874,869	5,706,428	(571,055)	(33,883)	4,123,832
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	1,474,315	537,612	557,785	(286,476)	434,448	1,602,114
SA Multi-Managed Mid Cap Value Portfolio, Class 1	20,891	132,726	2,501,408	223,949	770,199	73,092	(119,700)	1,908,550
SA Multi-Managed Small Cap Portfolio, Class 1	7,831	48,829	2,502,427	120,357	275,071	(70,517)	119,142	2,396,338
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	459,350	2,845,438	523,046	875,071	(263,747)	182,910	2,412,576
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	859,582	9,279,847	1,076,900	1,638,479	255,467	(276,111)	8,697,624
SA AB Small & Mid Cap Value Portfolio, Class 1	9,209	89,778	1,890,933	146,981	579,321	30,537	(86,157)	1,402,973
SA Emerging Markets Equity Index Portfolio, Class 1	19,047	—	959,869	60,263	177,987	8,435	13,695	864,275
SA Federated Hermes Corporate Bond Portfolio, Class 1	427,132	—	12,639,658	1,551,817	1,618,067	(271,037)	195,846	12,498,217
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	16,727	70,628	6,429,809	265,775	1,533,381	259,115	(331,780)	5,089,538
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	71,022	—	2,316,146	1,035,719	318,511	(3,894)	80,254	3,109,714
SA Fixed Income Index Portfolio, Class 1	373,696	—	13,540,180	1,035,470	1,761,457	(89,569)	(45,989)	12,678,635
SA Fixed Income Intermediate Index Portfolio, Class 1	127,395	—	5,107,210	268,916	844,741	(57,897)	81,872	4,555,360
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	150,589	73,080	7,651,793	414,757	1,225,214	201,965	(752)	7,042,549
SA Franklin Small Company Value Portfolio, Class 1	7,930	21,670	2,012,733	71,154	1,224,458	(261,781)	237,334	834,982
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	22,776	90,512	2,343,762	1,406,636	391,716	120,031	288,454	3,767,167
SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	61,427	—	1,017,327	4,024,122	443,645	30,002	233,419	4,861,225
SA International Index Portfolio, Class 1	137,365	—	2,867,172	4,666,021	2,146,052	281,003	(692,741)	4,975,403
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	2,305,428	57,906	464,351	(318,956)	418,673	1,998,700
SA Janus Focused Growth Portfolio, Class 1	—	147,490	3,498,952	222,427	623,615	(188,334)	463,416	3,372,846
SA JPMorgan Emerging Markets Portfolio, Class 1	47,605	—	1,632,925	100,060	226,529	20,792	20,392	1,547,640
SA JPMorgan Equity-Income Portfolio, Class 1	178,343	512,673	8,163,258	886,015	1,443,065	162,375	(494,694)	7,273,889
SA JPMorgan Large Cap Core Portfolio, Class 1	21,120	593,512	6,093,565	753,266	1,098,685	138,516	(118,730)	5,767,932
SA JPMorgan MFS Core Bond Portfolio, Class 1	1,019,946	—	27,441,872	3,419,783	3,615,315	(326,814)	10,445	26,929,971
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	4,249,896	99,307	1,770,522	(641,217)	717,230	2,654,694
SA JPMorgan Ultra-Short Bond Portfolio, Class 1	62,762	—	2,297,014	124,676	805,685	50,434	(34,059)	1,632,380
SA Large Cap Growth Index Portfolio, Class 1	66,236	395,437	9,887,157	2,473,952	1,132,647	372,614	1,438,731	13,039,807
SA Large Cap Index Portfolio, Class 1	175,723	701,709	10,829,382	4,655,778	1,484,481	653,596	70,753	14,725,028
SA Large Cap Value Index Portfolio, Class 1	111,555	827,953	9,367,052	2,914,318	1,470,840	237,472	(765,940)	10,282,062
SA MFS Blue Chip Growth, Class 1	6,228	846,356	7,357,929	1,032,432	1,076,672	(110,101)	567,140	7,770,728
SA MFS Massachusetts Investors Trust Portfolio, Class 1	35,694	518,017	3,783,428	647,382	604,517	(37,939)	(226,164)	3,562,190
SA Mid Cap Index Portfolio, Class 1	25,211	21,992	2,423,511	102,834	983,064	280,848	(213,630)	1,610,499
SA Morgan Stanley International Equities Portfolio, Class 1	86,221	—	5,414,831	228,172	1,148,012	(891)	(16,149)	4,477,951
SA PIMCO Global Bond Opportunities Portfolio, Class 1	17,254	—	100,000	1,317,254	700,000	4,788	2,471	724,513
SA PIMCO RAE International Value Portfolio, Class 1	81,937	—	2,848,807	142,055	867,607	(77,510)	(36,414)	2,009,331
SA PineBridge High-Yield Bond Portfolio, Class 1	451,646	—	6,853,805	638,989	809,034	(5,753)	(91,261)	6,586,746
SA Putnam International Growth and Income Portfolio, Class 1	113,247	111,193	4,931,058	343,026	1,874,863	435,289	(583,668)	3,250,842
SA Small Cap Index Portfolio, Class 1	6,139	7,618	1,505,594	795,951	956,153	149,292	(219,989)	1,274,695

NOTES TO PORTFOLIO OF INVESTMENTS — December 31, 2024 — (unaudited) — (continued)

SA Allocation Moderate Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at December 31, 2024
SA Wellington Capital Appreciation Portfolio, Class 1	$—	$—	$2,800,457	$1,581,272	$440,157	$130,957	$514,862	$4,587,391
SA Wellington Government & Quality Bond Portfolio, Class 1	630,766	—	16,728,711	1,091,791	1,996,623	(389,718)	61,563	15,495,724
	$6,171,152	$8,403,224	$282,168,961	$47,478,084	$57,771,348	$(1,529,201)	$2,290,197	$272,636,693

†	Includes reinvestment of distributions paid.
SA Multi-Managed Large Cap Value Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2024	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at December 31, 2024
American International Group, Inc.	$5,447	$—	$482,700	$—	$243,937	$48,518	$(74,195)	$213,086
    Additional information is available in the Trust’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.